ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:
1M	—	1 Month
1Y	—	1 Year
10Y	—	10 Year
12M	—	12 Month
2M	—	2 Month
3M	—	3 Month
5Y	—	5 Year
6M	—	6 Month
7Y	—	7 Year
AB	—	Aktiebolag
ABS	—	Asset-Backed Security
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
AEX	—	Amsterdam Exchange
AG	—	Aktiengesellschaft
AGM	—	Assured Guarantee Municipal Corporation
ARM	—	Adjustable-Rate Mortgage
ASA	—	Allmennaksjeselskap
ASX	—	Australian Securities Exchange
BAM	—	Build America Mutual
BBR	—	Bank Bill Rate
BBSW	—	Bank Bill Swap Rate
BDC	—	Business Development Company
Bhd	—	Berhad
Bobl	—	Bundesobligation ("federal government bond")
BTP	—	Buoni del Tesoro Poliennali
BUBOR	—	Budapest Interbank Offered Rate
Bund	—	Bundesanleihe ("federal bond")
Buxl	—	German Long-term Bonds
BV	—	Besloten Vennootschap
CDI	—	Crest Depository Interest
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
Cetip	—	Center for Custody and Financial Settlement of Securities
CFETS	—	China Foreign Exchange Trade System
CHF	—	Swiss Franc
CLO	—	Collateralized Loan Obligation
CLP-TNA	—	Chilean Pesos Floating Rate Index
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity
COFI	—	Federal Cost of Funds Index
CONV	—	Convertible
COP	—	Colombian Peso
COPS	—	Certificates of Participation
COP-IBR- OIS	—	Columbian Indicador Bancario De Referencia Overnight Interbank Reference Rate
CV	—	Capital Variable
CVA	—	Dutch Certificate
DAC	—	Designated Activity Company
DETNT/N	—	Danish Kroner Tomorrow/Next Interest Rate
DI	—	Interbank Deposit
EAFE	—	Europe, Australasia, Far East
EONIA	—	Euro Overnight Index Average
ESTR	—	Euro Short-Term Rate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corporation
FRA	—	Forward Rate Agreements
FTSE	—	Financial Times Stock Exchange
GDR	—	Global Depositary Receipt
GmbH	—	Gesellschaft mit beschrankter Haftung
HIBOR	—	Hong Kong Interbank Offered Rate
HKD	—	Hong Kong Dollar
HOISHKD	—	Hong Kong Dollar Overnight Index Average
HSCEI	—	Hang Seng China Enterprises Index
HY	—	High Yield
IBEX	—	Iberia Index
ICE	—	Intercontinental Exchange
IFSC	—	International Financial Services Center
ILS	—	Israeli Shekel
IO	—	Interest Only (Principal amount shown is notional)
JGB	—	Japanese Government Bond
JIBAR	—	Johannesburg Interbank Average Rate
JSC	—	Joint Stock Company
KGaA	—	Kommanditgesellschaft auf Aktien
KOSPI	—	Korea Composite Stock Price Index
KWCDC	—	Korean Won Certificate of Deposit
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MIB Index	—	Milano Indice di Borsa Index
MIBOR	—	Mumbai Inter-Bank Overnight Rate
MSCI	—	Morgan Stanley Capital International
MUTS- CALM	—	Bank of Japan Estimate Unsecured Overnight Call Rate
NA	—	North American
NIBOR	—	Norwegian Interbank Offered Rate
NIFTY	—	National Stock Exchange Fifty
NOK	—	Norwegian Krone
NV	—	Naamloze Vennootschap
NVDR	—	Non-Voting Depository Receipt
OAT	—	Obligations Assimilables du Trésor
OBFR01	—	Overnight Bank Funding Rate
OYJ	—	Julkinen Osakeyhtio
PAO	—	Public Joint Stock Company
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PJSC	—	Public Joint Stock Company
PLC	—	Public Limited Company
PLN	—	Polish Zloty
PRIBOR	—	Prague Inter-bank Offered Rate
PT	—	Perseroan Terbatas
QPSC	—	Qatari Public Shareholding Company
RBA	—	Reserve Bank of Australia
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SA	—	Societe Anonyme
SA de CV	—	Sociedad Anonima de Capital Variable
SAB de CV	—	Sociedad Anonima Bursatil de Capital Variable
SAFE	—	South African Futures Exchange
S.a.r.l.	—	Societa a responsabilita limitata
SAS	—	Societe par Actions Simplifiee
SBA	—	Small Business Administration
SCA	—	Societe en Commandite par Actions
Schatz	—	Short Bond Future
SE	—	Societas Europaea
SEK	—	Swedish Krona
SGPS	—	Sociedade Gestora de Participacoes Sociais
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average Rate
SSARON	—	Swiss Average Rate Overnight
STACR	—	Structured Agency Credit Risk
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TAIEX	—	Taiwan Stock Exchange Capitalization Weighted Stock Index

ABBREVIATIONS AND FOOTNOTES
TBA	—	To be announced
Tbk	—	Terbuka
TIIE	—	The Equilibrium Interbank Interest Rate
USFFE	—	United States Effective Federal Funds Rate
WIBOR	—	Warsaw Interbank Offered Rates
WIG20	—	Warsaw Stock Exchange Index
144A	—
Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. See the Funds’
Annual Report for the total market values and percentages
of net assets for 144A securities by fund as of December 31,
2025.

INVESTMENT FOOTNOTES:
~	—	Century bond maturing in 2121.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
*	—	Non-income producing security.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of year-end.
†	—	Floating rate security. Rate shown reflects the rate in effect as of March 31, 2026.
γ	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ω	—	Rate shown reflects the effective yield as of March 31, 2026.
∞	—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
†††	—	Security is a Level 3 investment (see Note 2 in Notes to Financial Statements of the Funds’Annual Financial Statements dated December 31, 2025).
Ø	—	7-day current yield as of March 31, 2026 is disclosed.
ρ	—	Perpetual bond. Maturity date represents the next call date.
◊	—	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
»	—	Zero coupon bond.
++	—	Loan Commitment. The closing of the commitment was held on May 31, 2023. The uncalled capital commitment at March 31, 2026 was $514,000.

Σ	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(KW)	—	Par is denominated in South Korean Won (KRW).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(S)	—	Par is denominated in South African Rand (ZAR).
(T)	—	Par is denominated in Turkish Lira (TRY).
(U)	—	Par is denominated in British Pounds (GBP).
(UYU)	—	Par is denominated in Uruguayan Peso (UYU).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).
(ZB)	—	Par is denominated in Peruvian Sol (PEN).
(ZD)	—	Par is denominated in Swiss Francs (CHF).
(ZE)	—	Par is denominated in Czech Koruna (CZK).
(ZI)	—	Par is denominated in Iceland Krona (ISK).

COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BBH	—	Counterparty to contract is Brown Brothers Harriman.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLIB	—	Counterparty to contract is Merrill Lynch International Bank.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBC	—	Counterparty to contract is Royal Bank of Canada.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
TD	—	Counterparty to contract is Toronto-Dominion Bank.
UBS	—	Counterparty to contract is UBS AG.
WB	—	Counterparty to contract is Westpac Bank.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 90.0%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	5,069,567	$65,448,114
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	19,751,000	252,022,758
GuideStone Global Bond Fund (Institutional Class)∞	4,761,401	41,519,418
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	4,772,902	54,601,998
GuideStone Equity Index Fund (Institutional Class)∞	2,147,499	138,406,320
GuideStone International Equity Index Fund (Institutional Class)∞	4,427,699	63,626,039
GuideStone Small Cap Equity Fund (Institutional Class)∞	529,962	8,988,147
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	2,164,384	27,466,032
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	600,301	5,738,872
GuideStone Strategic Alternatives Fund (Institutional Class)∞	838,801	7,465,331
Total Mutual Funds (Cost $632,258,466)		665,283,029
MONEY MARKET FUNDS — 2.0%
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø∞ (Cost $14,554,314)	14,554,314	14,554,314

Par
U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$10,503,856	11,334,717
	Par	Value
3.38%, 04/15/32	$3,056,460	$3,373,623
0.75%, 02/15/42	793,120	611,696
0.63%, 02/15/43	4,570,863	3,371,149
0.75%, 02/15/45	783,152	563,259
1.00%, 02/15/48	1,758,174	1,264,157
0.13%, 02/15/51	2,358,641	1,256,000
1.50%, 02/15/53	1,191,573	914,398
2.13%, 02/15/54	449,347	396,622
2.38%, 02/15/55	597,835	556,237
		23,641,858
U.S. Treasury Inflationary Index Notes
0.38%, 07/15/27	6,229,317	6,229,214
0.25%, 07/15/29	2,698,208	2,625,006
1.63%, 10/15/29	3,183,734	3,235,092
0.13%, 01/15/30	4,754,581	4,552,065
1.63%, 04/15/30	2,439,939	2,465,158
0.13%, 07/15/30	602,575	573,768
0.63%, 07/15/32	4,600,898	4,342,465
1.38%, 07/15/33	1,701,724	1,664,088
1.75%, 01/15/34	1,265,500	1,260,639
1.88%, 07/15/34	2,566,498	2,580,090
2.13%, 01/15/35	3,205,259	3,260,424
1.88%, 07/15/35	1,146,648	1,141,400
		33,929,409
Total U.S. Treasury Obligations (Cost $58,894,789)		57,571,267
TOTAL INVESTMENTS — 99.8% (Cost $705,707,569)		737,408,610
Other Assets in Excess of Liabilities — 0.2%		1,747,135
NET ASSETS — 100.0%		$739,155,745
Futures Contracts outstanding at March 31, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	06/2026	82	$10,300,020	$62,623
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 92.7%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	7,555,500	$97,541,506
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	52,389,334	668,487,905
GuideStone Global Bond Fund (Institutional Class)∞	12,925,333	112,708,905
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	16,769,786	191,846,349
GuideStone Equity Index Fund (Institutional Class)∞	7,496,154	483,127,109
GuideStone International Equity Index Fund (Institutional Class)∞	15,857,518	227,872,529
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,181,379	36,996,193
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,383,933	68,322,108
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,127,913	20,342,846
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,359,104	20,996,026
Total Mutual Funds (Cost $1,785,508,407)		1,928,241,476
MONEY MARKET FUNDS — 1.7%
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø∞ (Cost $35,856,076)	35,856,076	35,856,076

Par
U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$20,101,560	21,691,603
	Par	Value
3.38%, 04/15/32	$5,850,885	$6,458,020
0.75%, 02/15/42	1,524,346	1,175,654
0.63%, 02/15/43	8,748,443	6,452,240
0.75%, 02/15/45	1,491,717	1,072,875
1.00%, 02/15/48	3,367,305	2,421,150
0.13%, 02/15/51	4,516,147	2,404,894
1.50%, 02/15/53	2,267,162	1,739,792
2.13%, 02/15/54	858,422	757,697
2.38%, 02/15/55	1,130,733	1,052,056
		45,225,981
U.S. Treasury Inflationary Index Notes
0.38%, 07/15/27	11,989,274	11,989,076
0.25%, 07/15/29	5,166,267	5,026,106
1.63%, 10/15/29	5,689,375	5,781,152
0.13%, 01/15/30	9,518,011	9,112,603
1.63%, 04/15/30	4,666,332	4,714,562
0.13%, 07/15/30	1,151,871	1,096,804
0.63%, 07/15/32	8,804,395	8,309,851
1.38%, 07/15/33	3,258,870	3,186,797
1.75%, 01/15/34	2,602,951	2,592,953
1.88%, 07/15/34	4,902,882	4,928,848
2.13%, 01/15/35	6,132,248	6,237,788
1.88%, 07/15/35	2,193,015	2,182,977
		65,159,517
Total U.S. Treasury Obligations (Cost $112,135,809)		110,385,498
TOTAL INVESTMENTS — 99.7% (Cost $1,933,500,292)		2,074,483,050
Other Assets in Excess of Liabilities — 0.3%		5,790,657
NET ASSETS — 100.0%		$2,080,273,707
Futures Contracts outstanding at March 31, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	06/2026	238	$29,895,180	$181,767
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 97.4%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	660,255	$8,523,896
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	44,565,967	568,661,739
GuideStone Global Bond Fund (Institutional Class)∞	15,464,518	134,850,595
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	16,244,628	185,838,550
GuideStone Equity Index Fund (Institutional Class)∞	12,331,520	794,766,437
GuideStone International Equity Index Fund (Institutional Class)∞	26,183,202	376,252,617
GuideStone Small Cap Equity Fund (Institutional Class)∞	4,224,889	71,654,111
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,460,071	107,358,304
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,260,300	31,168,470
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,653,698	23,617,911
Total Mutual Funds (Cost $2,014,341,309)		2,302,692,630
MONEY MARKET FUNDS — 1.9%
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø∞ (Cost $44,379,965)	44,379,965	44,379,965

Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$1,620,391	1,748,565
	Par	Value
3.38%, 04/15/32	$474,594	$523,842
0.75%, 02/15/42	100,759	77,711
0.63%, 02/15/43	717,248	528,992
0.75%, 02/15/45	99,448	71,525
1.00%, 02/15/48	274,344	197,258
0.13%, 02/15/51	361,042	192,258
1.50%, 02/15/53	193,672	148,621
2.13%, 02/15/54	69,945	61,738
2.38%, 02/15/55	162,859	151,527
		3,702,037
U.S. Treasury Inflationary Index Notes
0.38%, 07/15/27	1,259,160	1,259,139
0.25%, 07/15/29	420,880	409,461
1.63%, 10/15/29	316,306	321,408
0.13%, 01/15/30	922,851	883,544
1.63%, 04/15/30	376,004	379,890
0.13%, 07/15/30	98,949	94,219
0.63%, 07/15/32	709,725	669,860
1.38%, 07/15/33	640,422	626,258
1.75%, 01/15/34	130,148	129,648
1.88%, 07/15/34	398,035	400,143
2.13%, 01/15/35	493,672	502,168
1.88%, 07/15/35	452,784	450,712
		6,126,450
Total U.S. Treasury Obligations (Cost $9,850,199)		9,828,487
TOTAL INVESTMENTS — 99.7% (Cost $2,068,571,473)		2,356,901,082
Other Assets in Excess of Liabilities — 0.3%		6,502,102
NET ASSETS — 100.0%		$2,363,403,184
Futures Contracts outstanding at March 31, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	06/2026	283	$35,547,630	$216,501
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 97.9%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	16,971,124	$216,551,545
GuideStone Global Bond Fund (Institutional Class)∞	6,218,140	54,222,186
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	7,013,240	80,231,471
GuideStone Equity Index Fund (Institutional Class)∞	14,768,774	951,847,508
GuideStone International Equity Index Fund (Institutional Class)∞	31,731,477	455,981,318
GuideStone Small Cap Equity Fund (Institutional Class)∞	5,598,919	94,957,663
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	9,718,565	123,328,586
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,630,774	$34,710,196
Total Mutual Funds (Cost $1,610,523,769)		2,011,830,473
MONEY MARKET FUNDS — 1.9%
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø∞ (Cost $40,335,023)	40,335,023	40,335,023
TOTAL INVESTMENTS — 99.8% (Cost $1,650,858,792)		2,052,165,496
Other Assets in Excess of Liabilities — 0.2%		3,450,490
NET ASSETS — 100.0%		$2,055,615,986
Futures Contracts outstanding at March 31, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	06/2026	242	$30,397,620	$187,166
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 97.9%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	3,632,061	$46,345,105
GuideStone Global Bond Fund (Institutional Class)∞	1,371,649	11,960,776
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	3,172,523	36,293,662
GuideStone Equity Index Fund (Institutional Class)∞	7,947,615	512,223,767
GuideStone International Equity Index Fund (Institutional Class)∞	17,143,875	246,357,483
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,097,462	52,532,964
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,084,427	64,521,380
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,927,281	$18,424,810
Total Mutual Funds (Cost $826,281,589)		988,659,947
MONEY MARKET FUNDS — 1.9%
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø∞ (Cost $19,671,210)	19,671,210	19,671,210
TOTAL INVESTMENTS — 99.8% (Cost $845,952,799)		1,008,331,157
Other Assets in Excess of Liabilities — 0.2%		1,893,149
NET ASSETS — 100.0%		$1,010,224,306
Futures Contracts outstanding at March 31, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	06/2026	119	$14,947,590	$92,036
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

MYDESTINATION 2065 FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.8%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	389,866	$4,974,691
GuideStone Global Bond Fund (Institutional Class)∞	152,063	1,325,984
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	418,769	4,790,721
GuideStone Equity Index Fund (Institutional Class)∞	1,075,494	69,315,606
GuideStone International Equity Index Fund (Institutional Class)∞	2,329,664	33,477,266
GuideStone Small Cap Equity Fund (Institutional Class)∞	503,723	8,543,140
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	688,705	8,739,670
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	262,976	$2,514,054
Total Mutual Funds (Cost $141,361,836)		133,681,132
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø∞ (Cost $1,368,578)	1,368,578	1,368,578
TOTAL INVESTMENTS — 99.8% (Cost $142,730,414)		135,049,710
Other Assets in Excess of Liabilities — 0.2%		230,244
NET ASSETS — 100.0%		$135,279,954
Futures Contracts outstanding at March 31, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	06/2026	10	$1,256,100	$7,734
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.2%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	4,807,783	$62,068,482
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	12,750,393	162,695,019
GuideStone Global Bond Fund (Institutional Class)∞	2,286,170	19,935,402
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	1,983,096	22,686,620
GuideStone Impact Bond Fund (Institutional Class)∞	1,677,045	15,948,692
GuideStone Value Equity Index Fund (Institutional Class)∞	1,154,508	15,124,059
GuideStone Value Equity Fund (Institutional Class)∞	515,285	9,455,468
GuideStone Growth Equity Index Fund (Institutional Class)∞	1,100,616	18,732,486
GuideStone Growth Equity Fund (Institutional Class)∞	544,547	13,183,489
GuideStone Small Cap Equity Fund (Institutional Class)∞	212,926	3,611,231
GuideStone International Equity Fund (Institutional Class)∞	1,331,826	20,829,762
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	664,333	$8,430,383
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	483,941	4,626,473
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,222,234	19,777,882
Total Mutual Funds (Cost $398,299,865)		397,105,448
MONEY MARKET FUNDS — 1.3%
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø∞ (Cost $5,360,550)	5,360,550	5,360,550
TOTAL INVESTMENTS — 100.5% (Cost $403,660,415)		402,465,998
Liabilities in Excess of Other Assets — (0.5)%		(2,087,989)
NET ASSETS — 100.0%		$400,378,009
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.1%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	4,029,114	$52,015,866
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	29,609,040	377,811,344
GuideStone Global Bond Fund (Institutional Class)∞	11,969,891	104,377,446
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	9,565,838	109,433,189
GuideStone Impact Bond Fund (Institutional Class)∞	2,151,873	20,464,315
GuideStone Value Equity Index Fund (Institutional Class)∞	6,603,001	86,499,307
GuideStone Value Equity Fund (Institutional Class)∞	2,898,795	53,192,884
GuideStone Growth Equity Index Fund (Institutional Class)∞	5,946,525	101,209,852
GuideStone Growth Equity Fund (Institutional Class)∞	2,814,830	68,147,041
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,422,669	24,128,474
GuideStone International Equity Fund (Institutional Class)∞	8,345,931	130,530,366
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	4,195,229	$53,237,454
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,741,333	26,207,147
GuideStone Strategic Alternatives Fund (Institutional Class)∞	5,648,727	50,273,670
Total Mutual Funds (Cost $1,281,990,536)		1,257,528,355
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø∞ (Cost $12,285,117)	12,285,117	12,285,117
TOTAL INVESTMENTS — 100.1% (Cost $1,294,275,653)		1,269,813,472
Liabilities in Excess of Other Assets — (0.1)%		(697,474)
NET ASSETS — 100.0%		$1,269,115,998
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

MODERATELY AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 97.1%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	966,185	$12,473,443
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	11,681,160	149,051,605
GuideStone Global Bond Fund (Institutional Class)∞	1,375,126	11,991,097
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	2,701,634	30,906,696
GuideStone Impact Bond Fund (Institutional Class)∞	1,917,947	18,239,679
GuideStone Value Equity Index Fund (Institutional Class)∞	12,597,524	165,027,571
GuideStone Value Equity Fund (Institutional Class)∞	4,417,882	81,068,140
GuideStone Growth Equity Index Fund (Institutional Class)∞	10,410,004	177,178,265
GuideStone Growth Equity Fund (Institutional Class)∞	3,961,476	95,907,324
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,813,800	64,682,053
GuideStone International Equity Fund (Institutional Class)∞	12,118,238	189,529,240
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	6,947,742	$88,166,844
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,471,787	23,630,279
GuideStone Strategic Alternatives Fund (Institutional Class)∞	1,947,840	17,335,777
Total Mutual Funds (Cost $1,098,280,476)		1,125,188,013
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø∞ (Cost $11,395,189)	11,395,189	11,395,189
TOTAL INVESTMENTS — 98.1% (Cost $1,109,675,665)		1,136,583,202
Other Assets in Excess of Liabilities — 1.9%		22,455,777
NET ASSETS — 100.0%		$1,159,038,979
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.1%
GuideStone Value Equity Index Fund (Institutional Class)∞	14,535,635	$190,416,821
GuideStone Value Equity Fund (Institutional Class)∞	6,119,391	112,290,821
GuideStone Growth Equity Index Fund (Institutional Class)∞	12,490,204	212,583,280
GuideStone Growth Equity Fund (Institutional Class)∞	5,656,538	136,944,779
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,396,088	57,597,649
GuideStone International Equity Fund (Institutional Class)∞	19,616,174	306,796,965
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	10,080,849	127,925,969
Total Mutual Funds (Cost $1,085,144,678)		1,144,556,284
	Shares	Value
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø∞	11,539,961	$11,539,961
Northern Institutional U.S. Treasury Portfolio (Premier), 3.53%Ø	26	26
Total Money Market Funds (Cost $11,539,987)		11,539,987
TOTAL INVESTMENTS — 100.1% (Cost $1,096,684,665)		1,156,096,271
Liabilities in Excess of Other Assets — (0.1)%		(779,454)
NET ASSETS — 100.0%		$1,155,316,817
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.6%
Federal Farm Credit Banks Funding Corporation
2.25%, 08/15/29	$1,000,000	$947,094
1.30%, 02/03/31	870,000	766,827
1.68%, 09/17/35	2,300,000	1,787,908
Federal Home Loan Bank
2.18%, 11/06/29	750,000	704,943
1.61%, 01/27/33	600,000	503,258
Total Agency Obligations (Cost $4,626,902)		4,710,030
ASSET-BACKED SECURITIES — 20.4%
Affirm Asset Securitization Trust, Series 2025-X1, Class A
5.08%, 04/15/30 144A	25,285	25,300
Affirm Asset Securitization Trust, Series 2025-X2, Class A
4.45%, 10/15/30 144A	137,008	137,124
Affirm Master Trust, Series 2025-3A, Class A
4.45%, 10/16/34 144A	485,000	483,344
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class D
4.99%, 06/15/33 144A	738,439	739,846
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class D
4.94%, 09/15/33 144A	830,264	831,245
American Airlines Pass-Through Trust, Series 2014-1, Class A
3.70%, 10/01/26	125,448	125,032
American Credit Acceptance Receivables Trust, Series 2023-1, Class E
9.79%, 12/12/29 144A	1,500,000	1,543,690
American Heritage Auto Receivables Trust, Series 2024-1A, Class A2
4.83%, 03/15/28 144A	637,263	638,093
Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class A2
4.70%, 09/22/31 144A	1,127,982	1,136,093
Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class CR3
(Floating, CME Term SOFR 3M + 2.45%, 2.45% Floor), 6.12%, 04/28/37 144A †	450,000	450,632
Apidos CLO XXIV, Series 2016-24A, Class A1AL
(Floating, CME Term SOFR 3M + 1.21%, 0.95% Floor), 4.88%, 10/20/30 144A † γ	43,065	43,064
Ares LVI CLO, Ltd., Series 2020-56A, Class A1R2
(Floating, CME Term SOFR 3M + 1.25%), 4.92%, 01/25/38 144A †	250,000	250,023
	Par	Value
ARI Fleet Lease Trust, Series 2024-A, Class A2
5.30%, 11/15/32 144A	$61,150	$61,444
ARI Fleet Lease Trust, Series 2024-B, Class A2
5.54%, 04/15/33 144A	371,499	373,396
ARI Fleet Lease Trust, Series 2024-B, Class A3
5.26%, 04/15/33 144A	900,000	913,015
ARI Fleet Lease Trust, Series 2025-B, Class A2
4.59%, 03/15/34 144A	2,094,551	2,100,515
AutoNation Finance Trust, Series 2025-1A, Class A2
4.72%, 04/10/28 144A	561,582	562,363
AutoNation Finance Trust, Series 2025-1A, Class A3
4.62%, 11/13/29 144A	34,000	34,164
Avis Budget Rental Car Funding AESOP LLC, Series 2025-1A, Class A
4.80%, 08/20/29 144A	1,250,000	1,259,939
Bain Capital Credit CLO, Ltd., Series 2021-1A, Class AR
(Floating, CME Term SOFR 3M + 0.94%), 4.61%, 04/18/34 144A †	490,000	489,354
Bain Capital Credit CLO, Ltd., Series 2021-2A, Class A1R2
(Floating, CME Term SOFR 3M + 0.97%), 4.62%, 07/16/34 144A †	620,000	619,170
Barings Equipment Finance LLC, Series 2026-A, Class A3
4.08%, 07/13/33 144A	1,600,000	1,594,124
Benefit Street Partners CLO V-B, Ltd., Series 2018-5BA, Class A1R
(Floating, CME Term SOFR 3M + 1.53%, 1.53% Floor), 5.20%, 07/20/37 144A †	315,000	315,107
BHG Securitization Trust, Series 2025-2CON, Class A
4.84%, 09/17/36 144A	504,672	506,272
Birch Grove CLO 2, Ltd., Series 2021-2A, Class A1R
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.07%, 10/19/37 144A †	250,000	250,314
Blueberry Park CLO, Ltd., Series 2024-1A, Class A
(Floating, CME Term SOFR 3M + 1.35%, 1.35% Floor), 5.02%, 10/20/37 144A †	500,000	500,395
BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1
(Floating, CME Term SOFR 3M + 1.34%, 1.08% Floor), 5.01%, 07/15/31 144A †	43,838	43,860

	Par	Value
BofA Auto Trust, Series 2025-1A, Class A2A
4.52%, 11/22/27 144A	$383,821	$384,223
BSPRT Issuer LLC, Series 2024-FL11, Class A
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 5.31%, 07/15/39 144A †	1,300,000	1,306,266
BSPRT Issuer, Ltd., Series 2023-FL10, Class A
(Floating, CME Term SOFR 1M + 2.26%, 2.26% Floor), 5.93%, 09/15/35 144A †	785,669	785,816
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3
2.06%, 08/15/28	1,200,000	1,191,398
CarMax Auto Owner Trust, Series 2024-4, Class A2A
4.67%, 12/15/27	275,857	276,075
Carmax Auto Owner Trust, Series 2025-1, Class A3
4.84%, 01/15/30	1,500,000	1,510,990
Carmax Auto Owner Trust, Series 2025-2, Class A2A
4.59%, 07/17/28	849,409	851,068
Carmax Auto Owner Trust, Series 2025-2, Class A3
4.48%, 03/15/30	3,456,000	3,474,293
Cars Alliance Auto Loans Germany V, Series 2024-G1V, Class A
(Floating, Euribor 1M + 0.52%), 2.48%, 01/18/36(E) †	722,415	835,982
Carvana Auto Receivables Trust, Series 2024-P4, Class A3
4.64%, 01/10/30	1,598,349	1,603,508
Carvana Auto Receivables Trust, Series 2026-P1, Class A2
4.10%, 06/11/29	400,000	399,620
Carvana Auto Receivables Trust, Series 2026-P1, Class A3
4.26%, 02/10/31	1,900,000	1,893,369
CCG Receivables Trust, Series 2025-2, Class A2
4.14%, 08/15/34 144A	680,000	680,129
Chase Auto Owner Trust, Series 2024-5A, Class A3
4.18%, 08/27/29 144A	2,200,000	2,201,396
Chesapeake Funding II LLC, Series 2024-1A, Class A1
5.52%, 05/15/36 144A	205,237	207,344
CIFC Funding, Ltd., Series 2020-3A, Class A1R2
(Floating, CME Term SOFR 3M + 1.21%), 4.88%, 10/20/38 144A †	250,000	249,976
CIFC Funding, Ltd., Series 2021-4A, Class BR
(Floating, CME Term SOFR 3M + 1.65%, 1.65% Floor), 5.32%, 07/23/37 144A †	250,000	249,953
	Par	Value
Citizens Auto Receivables Trust, Series 2023-1, Class A4
5.78%, 10/15/30 144A	$3,000,000	$3,033,499
College Ave Student Loans LLC, Series 2021-B, Class A1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor), 4.59%, 06/25/52 144A †	115,146	113,836
College Ave Student Loans LLC, Series 2021-C, Class B
2.72%, 07/26/55 144A	61,218	56,705
College Ave Student Loans LLC, Series 2023-A, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.90%, 1.90% Floor), 5.56%, 05/25/55 144A †	369,774	376,607
Compass Datacenters Issuer III LLC, Series 2026-1A, Class A21
4.90%, 02/25/56 144A	156,000	154,901
CQS U.S. CLO, Ltd., Series 2025-4A, Class B
(Floating, CME Term SOFR 3M + 1.90%), 5.57%, 07/20/36†	330,000	330,594
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A
4.50%, 11/15/35 144A	590,000	590,037
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.22% on 04/25/35), 6.22%, 09/25/36 STEP	210,953	56,228
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 4.33%, 12/25/34†	391,745	384,434
Dell Equipment Finance Trust, Series 2025-1, Class A2
4.68%, 07/22/27 144A	917,749	919,410
Dell Equipment Finance Trust, Series 2025-1, Class A3
4.61%, 02/24/31 144A	215,000	216,165
Dell Equipment Finance Trust, Series 2025-2, Class A3
4.12%, 03/24/31 144A	1,400,000	1,397,884
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A
1.76%, 04/15/49 144A	1,650,000	1,613,364
Diamond Issuer LLC, Series 2021-1A, Class A
2.31%, 11/20/51 144A	1,750,000	1,695,951
Drive Auto Receivables Trust, Series 2025-2, Class A3
4.14%, 09/15/32	540,000	539,722
Drive Auto Receivables Trust, Series 2025-2, Class D
4.90%, 12/15/32	1,400,000	1,394,460
Drive Auto Receivables Trust, Series 2025-S1, Class R1
6.04%, 06/16/29 144A	713,342	719,211

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.58%, 11/25/38 144A	$51,176	$50,644
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A
1.80%, 11/25/45 144A	34,776	32,582
ELFI Graduate Loan Program LLC, Series 2021-A, Class A
1.53%, 12/26/46 144A	646,425	585,164
ELFI Graduate Loan Program LLC, Series 2022-A, Class A
4.51%, 08/26/47 144A	284,643	278,566
ELFI Graduate Loan Program LLC, Series 2023-A, Class A
6.37%, 02/04/48 144A	361,158	372,693
Elmwood CLO 30, Ltd., Series 2024-6A, Class A
(Floating, CME Term SOFR 3M + 1.43%, 1.43% Floor), 5.10%, 07/17/37 144A †	685,000	685,864
Enterprise Fleet Financing LLC, Series 2024-1, Class A3
5.16%, 09/20/30 144A	50,000	50,702
Enterprise Fleet Financing LLC, Series 2024-3, Class A4
5.06%, 03/20/31 144A	51,000	51,782
Enterprise Fleet Financing LLC, Series 2024-4, Class A3
4.56%, 11/20/28 144A	149,000	149,902
Enterprise Fleet Financing LLC, Series 2025-1, Class A3
4.82%, 02/20/29 144A	1,000,000	1,009,218
Enterprise Fleet Financing LLC, Series 2025-2, Class A2
4.51%, 02/22/28 144A	1,149,338	1,152,187
Enterprise Fleet Financing LLC, Series 2025-2, Class A3
4.41%, 06/20/29 144A	220,000	220,758
Enterprise Fleet Financing LLC, Series 2025-3, Class A3
4.46%, 09/20/29 144A	1,146,000	1,151,336
Enterprise Fleet Financing LLC, Series 2025-4, Class A2
4.05%, 08/20/28 144A	1,100,000	1,099,070
Evergreen Credit Card Trust, Series 2025-1A, Class A
(Floating, U.S. SOFR + 0.59%), 4.24%, 10/15/29 144A †	1,300,000	1,304,342
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3
4.78%, 07/16/29	1,270,000	1,275,234
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A3
4.18%, 12/16/30	1,100,000	1,098,017
FACT SA, Series 2024-1, Class A
(Floating, Euribor 1M + 0.65%), 2.59%, 09/22/31(E) †	605,280	700,417
Ford Auto Securitization Trust, Series 2024-AA, Class A2
5.05%, 07/15/28(C) 144A	1,192,465	865,530
	Par	Value
Ford Credit Auto Owner Trust, Series 2023-1, Class A
4.85%, 08/15/35 144A	$1,198,000	$1,211,187
Ford Credit Auto Owner Trust, Series 2023-2, Class A
5.28%, 02/15/36 144A	2,000,000	2,046,208
Ford Credit Auto Owner Trust, Series 2025-2, Class A
Already stepped, no disclosure, 4.37%, 02/15/38 144A STEP	490,000	489,461
Ford Credit Auto Owner Trust, Series 2025-B, Class A2A
3.88%, 06/15/28	1,000,000	999,233
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A2
(Floating, U.S. 30-Day Average SOFR + 0.77%), 4.44%, 09/15/29 144A †	1,000,000	1,005,701
Foundation Finance Trust, Series 2024-1A, Class A
5.50%, 12/15/49 144A	166,522	169,896
Foundation Finance Trust, Series 2025-1A, Class A
4.95%, 04/15/50 144A	186,314	186,856
FS Rialto Issuer LLC, Series 2026-FL11, Class A
(Floating, CME Term SOFR 1M + 1.45%), 5.13%, 01/19/44 144A †	244,000	243,336
FS RIALTO, Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.33%, 1.33% Floor), 5.01%, 05/16/38 144A †	53,259	53,262
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2
4.71%, 04/15/30 144A	386,235	387,832
GM Financial Automobile Leasing Trust, Series 2025-1, Class A3
4.66%, 02/21/28	2,000,000	2,008,789
GM Financial Consumer Automobile Receivables Trust, Series 2025-2, Class A2A
4.40%, 02/16/28	631,644	632,409
GM Financial Consumer Automobile Receivables Trust, Series 2025-4, Class A3
3.84%, 02/18/31	386,000	383,946
GM Financial Revolving Receivables Trust, Series 2024-1, Class A
4.98%, 12/11/36 144A	214,000	218,185
GM Financial Revolving Receivables Trust, Series 2024-2, Class A
4.52%, 03/11/37 144A	150,000	151,411
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1
5.34%, 06/15/28 144A	500,000	501,461
Golden Credit Card Trust, Series 2022-1A, Class A
1.97%, 01/15/29 144A	2,000,000	1,966,244

	Par	Value
Goldentree Loan Management U.S. CLO 8, Ltd., Series 2020-8A, Class ARR
(Floating, CME Term SOFR 3M + 1.15%, 1.15% Floor), 4.82%, 10/20/34 144A †	$250,000	$249,755
Golub Capital Partners CLO, Ltd., Series 2019-41A, Class AR2
(Floating, CME Term SOFR 3M + 1.33%), 5.00%, 07/20/38 144A †	250,000	250,282
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	29,094	25,129
GreatAmerica Leasing Receivables Funding LLC, Series 2024-2, Class A2
5.28%, 03/15/27 144A	59,762	59,913
GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class A4
4.89%, 06/25/60 144A	78,982	78,943
Honda Auto Receivables Owner Trust, Series 2025-2, Class A2A
4.30%, 01/18/28	895,662	896,424
HPEFS Equipment Trust, Series 2025-2A, Class A1
4.15%, 10/20/26 144A	614,784	615,025
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A
4.01%, 10/15/30 144A	2,100,000	2,086,489
KKR CLO, Ltd., Series 21, Class A
(Floating, CME Term SOFR 3M + 1.26%), 4.93%, 04/15/31 144A †	52,027	52,057
Kubota Credit Owner Trust, Series 2025-2A, Class A3
4.42%, 09/17/29 144A	2,000,000	2,006,542
LAD Auto Receivables Trust, Series 2026-1A, Class A3
3.92%, 04/15/31 144A	2,700,000	2,680,250
Lendmark Funding Trust, Series 2025-1A, Class A
4.94%, 09/20/34 144A	1,270,000	1,275,831
LMDV Issuer Co. LLC, Series 2025-1A, Class A2
5.31%, 12/15/55 144A	1,000,000	1,000,187
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2
5.60%, 09/20/65 144A	92,616	93,258
M&T Bank Auto Receivables Trust, Series 2024-1A, Class A3
5.22%, 02/17/32 144A	590,758	596,466
M&T Bank RV Trust, Series 2026-1A, Class A
4.35%, 01/15/46 144A	139,736	138,425
M&T Equipment Notes, Series 2025-1A, Class A2
4.70%, 12/16/27 144A	47,670	47,839
	Par	Value
M&T Equipment Notes, Series 2025-1A, Class A3
4.78%, 09/17/29 144A	$1,000,000	$1,008,133
Mariner Finance Issuance Trust, Series 2025-AA, Class B
0.00%, 05/20/38 144A	760,000	766,562
MetroNet Infrastructure Issuer LLC, Series 2026-1A, Class A2
5.27%, 04/20/56 144A	1,500,000	1,508,613
MF1 LLC, Series 2026-FL21, Class A
(Floating, CME Term SOFR 1M + 1.35%), 5.03%, 02/18/41 144A †	455,000	453,536
MMAF Equipment Finance LLC, Series 2024-A, Class A3
4.95%, 07/14/31 144A	134,685	136,053
Monroe Capital MML CLO XV LLC, Series 2023-1A, Class AR
(Floating, CME Term SOFR 3M + 1.27%), 4.94%, 09/23/35 144A †	570,000	571,104
Navient Private Education Loan Trust, Series 2020-A, Class A2A
2.46%, 11/15/68 144A	177,975	172,689
Navient Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 1.01%), 4.69%, 11/15/68 144A †	29,663	29,613
Navient Private Education Refinancing Loan Trust, Series 2018-DA, Class A2A
4.00%, 12/15/59 144A	104,065	103,601
Navient Private Education Refinancing Loan Trust, Series 2019-CA, Class A2
3.13%, 02/15/68 144A	35,835	35,501
Navient Private Education Refinancing Loan Trust, Series 2019-EA, Class A2B
(Floating, CME Term SOFR 1M + 1.03%), 4.71%, 05/15/68 144A †	79,109	79,149
Navient Private Education Refinancing Loan Trust, Series 2019-GA, Class A
2.40%, 10/15/68 144A	68,311	66,678
Navient Private Education Refinancing Loan Trust, Series 2020-DA, Class A
1.69%, 05/15/69 144A	257,571	246,132
Navient Private Education Refinancing Loan Trust, Series 2020-FA, Class A
1.22%, 07/15/69 144A	117,248	110,820
Navient Private Education Refinancing Loan Trust, Series 2020-HA, Class A
1.31%, 01/15/69 144A	169,067	160,733

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Navient Private Education Refinancing Loan Trust, Series 2020-IA, Class A1B
(Floating, CME Term SOFR 1M + 1.11%, 1.00% Floor), 4.79%, 04/15/69 144A †	$719,300	$716,046
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class A
0.84%, 05/15/69 144A	23,421	21,459
Navient Private Education Refinancing Loan Trust, Series 2021-CA, Class A
1.06%, 10/15/69 144A	190,312	173,018
Navient Refinance Loan Trust, Series 2025-C, Class A
4.80%, 10/15/55 144A	443,619	441,732
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 4.58%, 07/26/66 144A †	452,742	449,948
Navient Student Loan Trust, Series 2018-EA, Class A2
4.00%, 12/15/59 144A	561	560
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.39%, 12/15/59 144A	78,105	76,969
Navient Student Loan Trust, Series 2019-BA, Class A2B
(Floating, CME Term SOFR 1M + 1.09%), 4.77%, 12/15/59 144A †	68,092	68,080
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A
5.59%, 04/25/29 144A	292,000	292,258
Navistar Financial Dealer Note Master Owner Trust, Series 2025-1, Class A
4.18%, 09/25/30 144A	1,000,000	999,985
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 4.58%, 09/25/65 144A †	248,943	249,278
Nelnet Student Loan Trust, Series 2021-A, Class APT2
1.36%, 04/20/62 144A	248,488	236,856
Nelnet Student Loan Trust, Series 2021-BA, Class AFX
1.42%, 04/20/62 144A	233,613	221,418
Nelnet Student Loan Trust, Series 2025-1A, Class A1
(Floating, U.S. 30-Day Average SOFR + 0.75%), 4.41%, 10/25/33 144A †	335,522	335,610
Nelnet Student Loan Trust, Series 2025-AA, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.10%), 4.77%, 03/15/57 144A †	243,931	243,668
	Par	Value
Nelnet Student Loan Trust, Series 2025-BA, Class A1A
4.84%, 05/17/55 144A	$881,089	$877,863
Nelnet Student Loan Trust, Series 2025-BA, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.35%), 5.02%, 05/17/55 144A †	317,192	319,229
Nelnet Student Loan Trust, Series 2025-CA, Class A1A
4.67%, 06/22/65 144A	896,793	887,850
Nelnet Student Loan Trust, Series 2025-CA, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.35%), 5.02%, 06/22/65 144A †	421,493	425,057
Nelnet Student Loan Trust, Series 2026-A, Class A1A
4.61%, 02/21/61 144A	479,533	473,722
Nelnet Student Loan Trust, Series 2026-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.30%), 4.97%, 02/21/61 144A †	95,907	96,414
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2
4.23%, 10/15/30 144A	890,000	886,930
Nissan Auto Lease Trust, Series 2026-A, Class A2B
(Floating, U.S. 30-Day Average SOFR + 0.45%), 4.12%, 05/15/28†	1,500,000	1,500,524
NMEF Funding LLC, Series 2025-B, Class A2
4.64%, 01/18/33 144A	496,930	498,670
OCP CLO, Ltd., Series 2020-8RA, Class AR2
(Floating, CME Term SOFR 3M + 1.22%), 4.89%, 10/17/38 144A †	355,000	354,999
OHA Credit Funding 3, Ltd., Series 2019-3A, Class AR2
(Floating, CME Term SOFR 3M + 1.32%), 4.99%, 01/20/38 144A †	250,000	250,200
OHA Credit Partners XVI, Series 2021-16A, Class AR
(Floating, CME Term SOFR 3M + 1.35%, 1.35% Floor), 5.02%, 10/18/37 144A †	330,000	330,261
OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A
5.41%, 11/14/29 144A	2,861,811	2,882,524
OneMain Direct Auto Receivables Trust, Series 2026-1A, Class A
4.49%, 12/14/33 144A	1,800,000	1,788,374
OneMain Financial Issuance Trust, Series 2022-2A, Class A
4.89%, 10/14/34 144A	25,978	25,981

	Par	Value
OneMain Financial Issuance Trust, Series 2022-3A, Class A
5.94%, 05/15/34 144A	$207,080	$207,421
OneMain Financial Issuance Trust, Series 2025-1A, Class A
4.82%, 07/14/38 144A	1,900,000	1,906,647
Oportun Issuance Trust, Series 2025-B, Class A
4.88%, 05/09/33 144A	880,000	881,866
Oportun Issuance Trust, Series 2025-C, Class A
4.49%, 07/08/33 144A	1,280,000	1,277,243
Pagaya AI Technology in Housing Trust, Series 2023-1, Class A
3.60%, 10/25/40 144A	444,000	429,488
Palmer Square CLO, Ltd., Series 2024-2A, Class A1
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.07%, 07/20/37 144A †	250,000	250,265
Palmer Square Loan Funding, Ltd., Series 2025-3A, Class A1
(Floating, CME Term SOFR 3M + 0.95%), 4.66%, 01/15/34 144A †	370,000	370,034
Park Blue CLO, Ltd., Series 2024-5A, Class A1
(Floating, CME Term SOFR 3M + 1.48%, 1.48% Floor), 5.15%, 07/25/37 144A †	325,000	325,251
PFS Financing Corporation, Series 2024-D, Class A
5.34%, 04/15/29 144A	160,000	161,843
PFS Financing Corporation, Series 2025-B, Class A
4.85%, 02/15/30 144A	456,000	460,458
PFS Financing Corporation, Series 2025-D, Class A
4.47%, 05/15/30 144A	1,270,000	1,273,098
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II
5.65%, 12/06/55 144A	80,000	79,131
Point Broadband Funding LLC, Series 2025-1A, Class A2
5.34%, 07/20/55 144A	69,000	69,135
Post Road Equipment Finance LLC, Series 2025-1A, Class A2
4.90%, 05/15/31 144A	490,684	494,057
Prodigy Finance CM DAC, Series 2021-1A, Class A
(Floating, CME Term SOFR 1M + 1.36%), 5.04%, 07/25/51 144A †	25,996	25,956
Progress Residential Trust, Series 2021-SFR10, Class A
2.39%, 12/17/40 144A	124,718	118,114
QTS Issuer ABS I LLC, Series 2025-1A, Class A2
5.44%, 05/25/55 144A	730,000	723,125
	Par	Value
QTS Issuer ABS II LLC, Series 2025-1A, Class A2
5.04%, 10/05/55 144A	$266,000	$260,989
QTS Issuer ABS II LLC, Series 2026-4A, Class A2
5.70%, 03/05/56 144A	213,000	213,515
RCKT Mortgage Trust, Series 2024-CES1, Class A1A
6.03%, 02/25/44 144A	153,379	154,128
RCKT Mortgage Trust, Series 2025-CES10, Class A1A
(Step to 5.89% on 11/25/29), 4.89%, 11/01/55 144A STEP	1,289,517	1,282,011
RCKT Mortgage Trust, Series 2025-CES2, Class A1A
(Step to 6.50% on 03/25/29), 5.50%, 02/25/55 144A STEP	721,060	724,383
RCKT Mortgage Trust, Series 2025-CES5, Class A1A
(Step to 6.69% on 06/25/29), 5.69%, 05/25/55 144A STEP	1,051,823	1,059,172
RCKT Mortgage Trust, Series 2025-CES6, Class A1A
(Step to 6.47% on 07/25/29), 5.47%, 06/25/55 144A STEP	385,738	387,303
RCKT Mortgage Trust, Series 2025-CES7, Class A1A
(Step to 6.38% on 08/25/29), 5.38%, 07/25/55 144A STEP	807,368	809,644
RCKT Mortgage Trust, Series 2025-CES9, Class A1A
(Step to 5.80% on 10/25/29), 4.80%, 09/25/55 144A STEP	624,808	620,012
RCKT Mortgage Trust, Series 2026-CES1, Class A1A
(Step to 5.83% on 02/25/30), 4.83%, 01/25/56 144A STEP	1,267,598	1,258,926
Regional Management Issuance Trust, Series 2024-1, Class A
5.83%, 07/15/36 144A	103,000	104,471
Regional Management Issuance Trust, Series 2024-2, Class A
5.11%, 12/15/33 144A	100,000	100,409
Regional Management Issuance Trust, Series 2025-1, Class A
4.99%, 04/17/34 144A	1,310,000	1,315,156
Republic Finance Issuance Trust, Series 2025-A, Class A
4.59%, 11/20/34 144A	970,000	966,582
RR 20, Ltd., Series 2022-20A, Class A1R
(Floating, CME Term SOFR 3M + 0.99%), 4.66%, 07/15/37 144A †	690,000	689,123
RR 21, Ltd., Series 2022-21A, Class A1AR
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.07%, 07/15/39 144A † γ	250,000	250,264

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Sagard-Halseypoint CLO 10, Ltd., Series 2025-10A, Class A1
(Floating, CME Term SOFR 3M + 1.35%), 5.02%, 10/20/38 144A †	$250,000	$250,341
SAIF Securitization Trust, Series 2026-CES1, Class A1A
(Step to 6.40% on 04/25/30), 5.40%, 02/25/56 144A STEP	120,000	120,170
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3
6.02%, 09/15/28	71,743	71,790
Santander Drive Auto Receivables Trust, Series 2026-1, Class A3
3.93%, 07/15/30	3,050,000	3,031,620
SBNA Auto Lease Trust, Series 2024-C, Class A3
4.56%, 02/22/28 144A	673,875	674,658
SBNA Auto Lease Trust, Series 2025-A, Class A3
4.83%, 04/20/28 144A	1,000,000	1,003,228
SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3
5.33%, 11/20/29 144A	2,494,347	2,517,359
SFS Auto Receivables Securitization Trust, Series 2026-1A, Class A2A
3.91%, 08/20/29 144A	200,000	199,570
Signal Peak CLO 5, Ltd., Series 2018-5A, Class A1R
(Floating, CME Term SOFR 3M + 1.55%, 1.55% Floor), 5.22%, 04/25/37 144A †	400,000	400,303
Signal Peak CLO 8, Ltd., Series 2020-8A, Class A1R
(Floating, CME Term SOFR 3M + 1.39%, 1.39% Floor), 5.06%, 10/20/37 144A †	1,000,000	1,001,169
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3
(Floating, CME Term SOFR 3M + 0.66%), 4.34%, 06/15/33†	29,443	29,383
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A
(Floating, CME Term SOFR 3M + 0.50%), 4.18%, 12/16/41†	63,363	62,571
SLM Private Education Loan Trust, Series 2010-C, Class A5
(Floating, CME Term SOFR 1M + 4.86%), 8.54%, 10/15/41 144A †	50,075	52,572
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, CME Term SOFR 1M + 0.83%), 4.51%, 01/15/37 144A †	50,387	50,362
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	239,661	232,837
SMB Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 0.94%), 4.62%, 09/15/37 144A †	23,966	23,963
	Par	Value
SMB Private Education Loan Trust, Series 2020-PTA, Class A2B
(Floating, CME Term SOFR 1M + 0.96%), 4.64%, 09/15/54 144A †	$810,152	$808,220
SMB Private Education Loan Trust, Series 2021-A, Class APL
5.45%, 01/15/53 144A † γ	312,960	310,379
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	50,957	49,813
SMB Private Education Loan Trust, Series 2021-B, Class A
1.31%, 07/17/51 144A	413,392	391,251
SMB Private Education Loan Trust, Series 2021-D, Class A1A
1.34%, 03/17/53 144A	273,428	259,070
SMB Private Education Loan Trust, Series 2022-D, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 5.47%, 10/15/58 144A †	490,360	499,738
SMB Private Education Loan Trust, Series 2023-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.50%, 1.50% Floor), 5.17%, 01/15/53 144A †	214,647	216,371
SMB Private Education Loan Trust, Series 2023-C, Class A1A
5.67%, 11/15/52 144A	112,643	114,977
SMB Private Education Loan Trust, Series 2024-A, Class A1A
5.24%, 03/15/56 144A	222,587	224,787
SMB Private Education Loan Trust, Series 2024-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor), 5.12%, 03/15/56 144A †	741,955	749,329
SMB Private Education Loan Trust, Series 2024-C, Class A1A
5.50%, 06/17/52 144A	304,412	310,662
SMB Private Education Loan Trust, Series 2024-D, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor), 4.77%, 07/05/53 144A †	293,331	293,171
SMB Private Education Loan Trust, Series 2024-E, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.35%), 5.02%, 10/16/56 144A †	775,014	782,251
SMB Private Education Loan Trust, Series 2024-F, Class A1A
5.06%, 03/16/54 144A	318,262	320,613
SMB Private Education Loan Trust, Series 2026-A, Class A1B
(Floating, 1.10% - U.S. 30-Day Average SOFR), 0.00%, 12/15/53 144A †	700,000	701,121
SMB Private Education Loan Trust, Series 2026-B, Class A1A
5.03%, 03/15/56 144A	1,400,000	1,401,689

	Par	Value
SoFi Consumer Loan Program Trust, Series 2025-1, Class A
4.80%, 02/27/34 144A	$463,856	$464,927
SoFi Consumer Loan Program Trust, Series 2025-2, Class A
4.82%, 06/25/34 144A	293,239	294,259
Sofi Consumer Loan Program Trust, Series 2026-B, Class A
4.40%, 02/25/36 144A	585,000	586,452
SoFi Personal Loan Trust, Series 2024-1A, Class A
6.06%, 02/12/31 144A	47,165	47,281
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX
3.09%, 08/17/48 144A	24,655	24,294
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX
3.59%, 01/25/48 144A	13,239	13,180
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX
2.54%, 05/15/46 144A	130,372	126,050
SoFi Professional Loan Program Trust, Series 2021-A, Class AFX
1.03%, 08/17/43 144A	96,083	85,572
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2
5.00%, 03/25/56 144A	720,000	694,274
STORE Master Funding LLC, Series 2025-1A, Class A1
4.76%, 10/20/55 144A	468,825	460,319
Store Master Funding, Series 2024-1A, Class A1
5.69%, 05/20/54 144A	792,333	798,661
Summit Issuer LLC, Series 2025-1A, Class A2
5.21%, 11/20/55 144A	171,000	170,967
Synchrony Card Issuance Trust, Series 2025-A1, Class A
4.78%, 02/15/31	1,500,000	1,515,676
Texas Natural Gas Securitization Finance Corporation, Revenue Bond
5.10%, 04/01/35	2,687,757	2,754,496
Towd Point Mortgage Trust, Series 2026-CES2, Class A1A
(Step to 5.72% on 03/25/30), 4.72%, 02/25/66 144A STEP	641,628	633,768
Toyota Lease Owner Trust, Series 2025-A, Class A3
4.75%, 02/22/28 144A	2,900,000	2,915,320
TRESTLES CLO, Ltd., Series 2017-1A, Class A1RR
(Floating, CME Term SOFR 3M + 1.46%, 1.46% Floor), 5.13%, 07/25/37 144A †	250,000	250,267
Trillium Credit Card Trust II, Series 2025-1A, Class A
(Floating, U.S. SOFR + 0.59%), 4.24%, 09/26/30 144A †	900,000	903,992
	Par	Value
Trimaran Cavu Ltd., Series 2021-2A, Class B1R
(Floating, CME Term SOFR 3M + 1.40%), 5.05%, 10/25/34 144A †	$250,000	$249,708
Trinitas CLO XII, Ltd., Series 2020-12A, Class A1R2
(Floating, CME Term SOFR 3M + 1.05%), 4.72%, 04/25/33 144A †	334,687	334,854
United Airlines Pass-Through Trust, Series 2014-2, Class A
3.75%, 09/03/26	209,297	208,832
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	48,841	49,689
UPX HIL Issuer Trust, Series 2025-1, Class A
5.16%, 01/25/47 144A	96,745	96,420
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2
5.24%, 11/15/55 144A	616,000	607,738
VB-S1 Issuer LLC, Series 2024-1A, Class F
8.87%, 05/15/54 144A	300,000	308,012
VB-S1 Issuer LLC, Series 2026-1A, Class C2
4.69%, 03/15/56 144A	750,000	737,865
Verizon Master Trust, Series 2024-2, Class A
4.83%, 12/22/31 144A	113,000	114,760
Verizon Master Trust, Series 2024-6, Class A1A
4.17%, 08/20/30	1,100,000	1,100,575
Verizon Master Trust, Series 2025-4, Class A
4.76%, 03/21/33 144A	1,310,000	1,329,659
Veros Auto Receivables Trust, Series 2025-1, Class A
5.31%, 09/15/28 144A	546,814	548,684
Wellfleet CLO, Ltd., Series 2020-1A, Class A1RR
(Floating, CME Term SOFR 3M + 0.99%), 4.66%, 04/15/33 144A †	229,456	229,670
Westlake Automobile Receivables Trust, Series 2023-1A, Class D
6.79%, 11/15/28 144A	1,600,000	1,626,024
Westlake Automobile Receivables Trust, Series 2024-1A, Class B
5.55%, 11/15/27 144A	482,768	483,735
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3
4.22%, 06/15/29 144A	850,000	850,214
Wheels Fleet Lease Funding 1 LLC, Series 2025-3A, Class A1
4.08%, 09/18/40 144A	2,100,000	2,089,894

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	$1,034,250	$1,002,007
World Omni Auto Receivables Trust, Class 2026-A, Class A3
3.86%, 05/15/31	2,900,000	2,877,713
Total Asset-Backed Securities (Cost $170,305,603)		170,228,338
CORPORATE BONDS — 29.6%
AAR Escrow Issuer LLC
6.75%, 03/15/29 144A	245,000	249,532
Adventist Health System
4.74%, 12/01/30	120,000	118,941
AGCO Corporation
5.45%, 03/21/27	310,000	312,176
Air Lease Corporation
2.20%, 01/15/27	900,000	883,509
Airbnb, Inc.
4.40%, 03/16/29	300,000	299,658
Albertsons Cos., Inc.
5.50%, 03/31/31 144A Δ	155,000	153,438
5.63%, 03/31/32 144A	155,000	152,726
Alliant Energy Finance LLC
5.40%, 06/06/27 144A	380,000	383,359
Allison Transmission, Inc.
4.75%, 10/01/27 144A Δ	590,000	586,682
Ally Financial, Inc.
(Variable, U.S. SOFR Index + 1.96%), 5.74%, 05/15/29^	265,000	269,200
Alphabet, Inc.
3.70%, 02/15/29	288,000	285,585
4.10%, 02/15/31Δ	124,000	123,165
Amazon.com, Inc.
4.00%, 03/13/29	1,700,000	1,691,716
Ameren Corporation
1.95%, 03/15/27	1,655,000	1,617,620
American Airlines, Inc.
5.50%, 04/20/26 144A	133,333	133,517
5.75%, 04/20/29 144A	260,000	258,744
American Express Co.
(Variable, U.S. SOFR Index + 0.75%), 5.65%, 04/23/27^	650,000	650,668
(Variable, U.S. SOFR + 0.97%), 5.39%, 07/28/27^	815,000	817,200
(Variable, U.S. SOFR + 1.26%), 4.73%, 04/25/29^	1,235,000	1,243,095
(Variable, U.S. SOFR + 0.81%), 4.35%, 07/20/29^	1,100,000	1,099,379
(Variable, U.S. SOFR + 0.87%), 4.46%, 02/10/32^	305,000	301,907
American Honda Finance Corporation
(Floating, U.S. SOFR + 0.62%), 4.28%, 12/11/26†	2,000,000	1,997,080
(Floating, U.S. SOFR + 0.73%), 4.39%, 03/08/27† Δ	200,000	200,050
4.15%, 01/08/29	255,000	251,954
American National Global Funding
5.55%, 01/28/30 144A Δ	650,000	657,286
	Par	Value
5.25%, 06/03/30 144A	$440,000	$438,641
American Tower Corporation REIT
1.60%, 04/15/26	1,500,000	1,498,429
3.55%, 07/15/27Δ	158,000	156,348
5.20%, 02/15/29	98,000	99,698
5.00%, 01/31/30	630,000	637,862
4.90%, 03/15/30	355,000	358,331
2.10%, 06/15/30	380,000	342,120
Amgen, Inc.
4.05%, 08/18/29Δ	151,000	149,625
4.20%, 02/19/31Δ	179,000	176,592
Amrize Finance U.S. LLC
4.70%, 04/07/28	990,000	996,370
Antero Resources Corporation
5.38%, 03/01/30 144A	1,055,000	1,060,892
AppLovin Corporation
5.13%, 12/01/29	1,069,000	1,075,448
Arbor Realty SR, Inc.
8.50%, 12/15/28 144A Δ	380,000	373,608
7.88%, 07/15/30 144A Δ	660,000	610,709
Ares Strategic Income Fund
5.45%, 09/09/28 144A	1,120,000	1,108,892
Arrow Electronics, Inc.
5.15%, 08/21/29	700,000	707,869
AS Mileage Plan IP, Ltd.
5.02%, 10/20/29 144A	380,000	376,301
Ashtead Capital, Inc.
4.25%, 11/01/29 144A	685,000	671,635
AT&T, Inc.
2.30%, 06/01/27	372,000	363,717
Athene Global Funding
5.52%, 03/25/27 144A	2,000,000	2,016,932
4.83%, 05/09/28 144A	670,000	667,849
5.53%, 07/11/31 144A	660,000	660,672
5.32%, 11/13/31 144A	670,000	662,796
Augusta SpinCo Corporation
4.32%, 09/23/27	740,000	739,505
Aviation Capital Group LLC
1.95%, 09/20/26 144A	120,000	118,591
4.75%, 04/14/27 144A	305,000	305,415
4.25%, 04/30/29 144A	330,000	325,305
Axon Enterprise, Inc.
6.13%, 03/15/30 144A	885,000	901,856
Azorra Finance, Ltd.
7.25%, 01/15/31 144A	185,000	186,956
Baker Hughes Holdings LLC
4.35%, 06/15/31	250,000	246,781
Ball Corporation
6.00%, 06/15/29	465,000	472,266
Bank of America Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.76%), 4.38%, 01/27/27ρ Δ ^	680,000	672,132
(Variable, U.S. SOFR + 2.04%), 4.95%, 07/22/28^	655,000	659,377
(Variable, CME Term SOFR 3M + 1.30%), 3.42%, 12/20/28^	23,000	22,603

	Par	Value
(Variable, U.S. SOFR + 0.83%), 4.98%, 01/24/29^	$1,240,000	$1,250,050
(Variable, U.S. SOFR + 1.11%), 4.62%, 05/09/29^	1,475,000	1,481,572
(Variable, U.S. SOFR + 1.00%), 5.16%, 01/24/31^	8,000	8,154
(Variable, U.S. SOFR + 1.37%), 1.92%, 10/24/31^	655,000	580,677
(Variable, U.S. SOFR + 0.87%), 4.46%, 02/06/32^	438,000	432,611
(Variable, U.S. SOFR + 1.32%), 2.69%, 04/22/32^	237,000	214,851
Bank of New York Mellon (The)
(Variable, U.S. SOFR + 0.69%), 4.59%, 04/20/27^	415,000	415,039
(Variable, U.S. SOFR + 1.14%), 4.73%, 04/20/29^	440,000	443,191
Bank of New York Mellon Corporation (The)
(Variable, CME Term SOFR 3M + 1.33%), 3.44%, 02/07/28Δ ^	670,000	665,354
Beignet Investor LLC
6.58%, 05/30/49 144A	280,000	288,101
Berry Global, Inc.
4.88%, 07/15/26 144A	233,000	233,027
Big River Steel LLC
6.63%, 01/31/29 144A	260,000	259,612
Blackstone Private Credit Fund
3.25%, 03/15/27	700,000	682,698
Blackstone Secured Lending Fund
5.25%, 09/04/29	355,000	348,147
Blue Owl Credit Income Corporation
7.95%, 06/13/28	285,000	292,137
Blue Owl Technology Finance Corporation
3.75%, 06/17/26 144A	345,000	343,301
6.75%, 04/04/29Δ	1,325,000	1,304,459
BMW U.S. Capital LLC
(Floating, U.S. SOFR Index + 0.78%), 4.44%, 03/19/27 144A † Δ	300,000	300,768
4.15%, 08/11/27 144A	270,000	269,453
(Floating, U.S. SOFR + 0.71%), 4.38%, 08/11/27 144A †	1,900,000	1,900,377
4.30%, 03/17/28 144A	545,000	544,688
5.05%, 03/21/30 144A	655,000	662,492
Boeing Co. (The)
6.30%, 05/01/29	140,000	147,016
5.15%, 05/01/30	120,000	122,052
Brandywine Operating Partnership LP REIT
6.13%, 01/15/31Δ	560,000	500,013
Brighthouse Financial Global Funding
1.55%, 05/24/26 144A	300,000	298,688
Brink's Co. (The)
6.50%, 06/15/29 144A	125,000	127,020
Broadcom, Inc.
5.05%, 07/12/29	527,000	537,989
4.20%, 10/15/30	70,000	69,210
	Par	Value
4.15%, 11/15/30	$43,000	$42,344
4.30%, 01/15/31Δ	300,000	297,546
2.45%, 02/15/31	330,000	299,778
Brown & Brown, Inc.
4.70%, 06/23/28	245,000	245,761
Bunge, Ltd. Finance Corporation
2.00%, 04/21/26Δ	700,000	699,005
4.20%, 09/17/29Δ	675,000	668,758
Capital One Financial Corporation
(Variable, U.S. SOFR + 2.44%), 7.15%, 10/29/27^	930,000	942,854
(Variable, U.S. SOFR + 2.64%), 6.31%, 06/08/29^	304,000	314,516
(Variable, U.S. SOFR + 1.91%), 5.70%, 02/01/30^	108,000	110,817
(Variable, U.S. SOFR + 1.79%), 3.27%, 03/01/30^	705,000	679,005
(Variable, U.S. SOFR + 1.25%), 4.49%, 09/11/31Δ ^	75,000	73,661
Cargill, Inc.
4.50%, 06/24/26 144A	655,000	655,587
Carnival Corporation
4.00%, 08/01/28 144A	785,000	766,857
5.13%, 05/01/29 144A	210,000	208,573
5.75%, 03/15/30 144A	260,000	262,204
CCO Holdings LLC
5.13%, 05/01/27 144A	408,000	407,808
Celanese U.S. Holdings LLC
6.85%, 11/15/28	29,000	30,176
Cencora, Inc.
4.63%, 12/15/27	350,000	351,396
Chart Industries, Inc.
7.50%, 01/01/30 144A	125,000	130,020
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	1,100,000	1,105,948
3.70%, 11/15/29	331,000	321,685
Cheniere Energy Partners LP
4.50%, 10/01/29	516,000	513,904
4.00%, 03/01/31	430,000	413,015
Citadel Finance LLC
4.75%, 02/14/29 144A	250,000	245,131
Citibank NA
4.58%, 05/29/27	314,000	315,313
Citigroup, Inc.
(Variable, U.S. SOFR + 0.77%), 1.46%, 06/09/27^	1,000,000	994,266
(Variable, CME Term SOFR 3M + 1.82%), 3.89%, 01/10/28^	670,000	666,864
(Variable, U.S. SOFR + 1.14%), 4.64%, 05/07/28^	1,708,000	1,711,013
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28^	380,000	374,444
(Variable, U.S. SOFR + 0.87%), 4.79%, 03/04/29^	1,530,000	1,538,197
(Variable, U.S. SOFR + 1.36%), 5.17%, 02/13/30^	326,000	331,069

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. SOFR + 1.17%), 4.50%, 09/11/31^	$1,428,000	$1,412,107
Citizens Bank NA/Providence RI
(Variable, U.S. SOFR + 0.70%), 4.19%, 01/29/29Δ ^	395,000	392,642
Clarivate Science Holdings Corporation
3.88%, 07/01/28 144A	330,000	311,710
Constellation Energy Generation LLC
3.90%, 01/08/28	713,000	707,604
4.40%, 01/15/31	200,000	197,475
Consumers Energy Co.
4.60%, 05/30/29	40,000	40,288
4.50%, 01/15/31Δ	185,000	185,398
Corebridge Financial, Inc.
3.65%, 04/05/27	600,000	594,713
Crown Castle, Inc. REIT
3.70%, 06/15/26	2,065,000	2,061,841
Daimler Truck Finance North America LLC
4.30%, 08/12/27 144A Δ	150,000	149,758
5.13%, 09/25/27 144A	1,205,000	1,215,059
4.95%, 01/13/28 144A	350,000	352,945
4.15%, 01/12/29 144A	260,000	256,464
Darden Restaurants, Inc.
4.35%, 10/15/27	640,000	638,754
Dell International LLC
4.15%, 02/15/29Δ	920,000	912,536
4.50%, 02/15/31	120,000	118,627
Delta Air Lines, Inc.
4.75%, 10/20/28 144A	605,000	604,343
Diamondback Energy, Inc.
3.25%, 12/01/26	2,200,000	2,186,176
3.50%, 12/01/29	200,000	193,039
5.15%, 01/30/30	130,000	132,755
3.13%, 03/24/31	270,000	250,440
Discovery Global Holdings, Inc.
3.76%, 03/15/27	37,000	36,567
Dominion Energy, Inc.
4.60%, 05/15/28	145,000	145,480
5.00%, 06/15/30	66,000	66,914
Drawbridge Special Opportunities Fund LP
5.95%, 09/17/30 144A	820,000	771,021
DTE Energy Co.
4.95%, 07/01/27	455,000	458,056
Duke Energy Carolinas LLC
2.55%, 04/15/31Δ	170,000	155,569
Duke Energy Corporation
2.65%, 09/01/26	271,000	269,138
4.85%, 01/05/27	400,000	401,857
4.30%, 03/15/28	213,000	212,719
4.85%, 01/05/29Δ	126,000	127,615
2.55%, 06/15/31	85,000	76,456
Eaton Corporation
4.20%, 03/06/31	200,000	197,179
Emera U.S. Finance LLC
4.50%, 04/01/29	287,000	286,715
	Par	Value
EMRLD Borrower LP
6.63%, 12/15/30 144A	$300,000	$305,493
Enerflex, Inc.
6.88%, 01/15/31 144A	180,000	183,901
Energy Transfer LP
4.20%, 04/15/27	78,000	77,854
6.10%, 12/01/28	152,000	158,012
5.25%, 07/01/29	100,000	102,208
4.55%, 01/15/31	290,000	287,479
EOG Resources, Inc.
4.40%, 01/15/31	130,000	129,133
EQT Corporation
3.13%, 05/15/26 144A	1,080,000	1,077,871
3.90%, 10/01/27	25,000	24,703
5.50%, 07/15/28	220,000	222,948
4.50%, 01/15/29	159,000	158,657
5.00%, 01/15/29	135,000	135,902
7.00%, 02/01/30	292,000	312,504
7.50%, 06/01/30	540,000	588,222
4.75%, 01/15/31	400,000	398,074
Equinix Europe 2 Financing Corporation LLC REIT
4.60%, 11/15/30	160,000	158,579
Equinix, Inc. REIT
1.80%, 07/15/27	368,000	355,651
3.20%, 11/18/29Δ	420,000	399,994
2.15%, 07/15/30	42,000	37,761
Equitable America Global Funding
3.95%, 09/15/27 144A	290,000	287,736
Equitable Financial Life Global Funding
5.00%, 03/27/30 144A Δ	795,000	801,893
Evergy Kansas Central, Inc.
4.70%, 03/13/28	525,000	527,708
Evergy, Inc.
4.25%, 03/15/29	290,000	287,861
Expand Energy Corporation
5.38%, 03/15/30	212,000	213,859
F&G Annuities & Life, Inc.
7.40%, 01/13/28	635,000	646,624
F&G Global Funding
4.50%, 01/09/29 144A	1,805,000	1,768,825
Fidelity National Information Services, Inc.
4.45%, 03/10/28	820,000	817,932
4.55%, 03/10/29	500,000	497,768
Fifth Third Bancorp
(Variable, U.S. SOFR Index + 2.19%), 6.36%, 10/27/28^	650,000	668,552
(Variable, U.S. SOFR + 0.95%), 4.57%, 04/29/32^	150,000	147,076
Fifth Third Financial Corporation
(Variable, U.S. SOFR + 2.16%), 5.98%, 01/30/30^	1,305,000	1,346,816
FirstEnergy Corporation
3.90%, 07/15/27Δ	312,000	309,536
2.65%, 03/01/30Δ	36,000	33,343
2.25%, 09/01/30	100,000	90,145

	Par	Value
FirstEnergy Pennsylvania Electric Co.
4.15%, 03/15/28 144A	$670,000	$667,686
4.55%, 03/15/31 144A	150,000	149,527
FirstEnergy Transmission LLC
4.55%, 01/15/30	66,000	65,958
Ford Motor Credit Co. LLC
4.27%, 01/09/27	2,500,000	2,489,129
4.97%, 04/06/29	200,000	197,598
5.88%, 11/07/29	220,000	222,828
Foundry JV Holdco LLC
5.50%, 01/25/31 144A	200,000	204,342
Franklin BSP Capital Corporation
6.00%, 10/02/30 144A Δ	275,000	262,130
GA Global Funding Trust
4.40%, 09/23/27 144A	2,200,000	2,186,753
5.50%, 01/08/29 144A	575,000	582,222
Gartner, Inc.
4.50%, 07/01/28 144A	443,000	435,678
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	280,000	278,224
GE Vernova, Inc.
4.25%, 02/04/31Δ	240,000	237,378
General Motors Financial Co., Inc.
5.40%, 05/08/27Δ	415,000	418,754
5.35%, 07/15/27	945,000	954,192
4.60%, 01/08/31	95,000	93,669
Glencore Funding LLC
1.63%, 04/27/26 144A	1,383,000	1,380,148
4.91%, 04/01/28 144A	102,000	102,787
5.37%, 04/04/29 144A	298,000	304,282
5.19%, 04/01/30 144A Δ	340,000	344,866
2.50%, 09/01/30 144A	72,000	65,497
Global Payments, Inc.
4.88%, 11/15/30Δ	145,000	142,469
Goldman Sachs Bank U.S.A.
(Floating, U.S. SOFR + 0.75%), 4.42%, 05/21/27†	3,000,000	3,000,700
Goldman Sachs Group, Inc. (The)
(Variable, U.S. SOFR + 0.82%), 1.54%, 09/10/27^	660,000	651,495
(Variable, U.S. SOFR + 0.91%), 1.95%, 10/21/27^	228,000	224,907
(Variable, U.S. SOFR + 1.32%), 4.94%, 04/23/28^	1,349,000	1,355,817
(Variable, U.S. SOFR + 1.73%), 4.48%, 08/23/28^	660,000	660,147
(Variable, U.S. SOFR + 0.71%), 4.15%, 01/21/29^	915,000	909,603
(Variable, U.S. SOFR + 0.90%), 4.15%, 10/21/29^	2,513,000	2,489,852
(Variable, U.S. SOFR + 1.77%), 6.48%, 10/24/29^	130,000	136,018
(Variable, U.S. SOFR + 1.21%), 5.05%, 07/23/30^	195,000	197,380
(Variable, U.S. SOFR + 1.08%), 5.21%, 01/28/31^	58,000	58,947
(Variable, U.S. SOFR + 1.06%), 4.37%, 10/21/31^	852,000	835,579
	Par	Value
(Variable, U.S. SOFR + 0.96%), 4.52%, 01/21/32^	$835,000	$822,519
Goldman Sachs Private Credit Corporation
5.38%, 01/31/29 144A Δ	620,000	609,663
Golub Capital BDC, Inc.
2.50%, 08/24/26	690,000	681,160
Golub Capital Private Credit Fund
5.80%, 09/12/29	660,000	650,747
Group 1 Automotive, Inc.
6.38%, 01/15/30 144A	165,000	166,217
Guardian Life Global Funding
3.25%, 03/29/27 144A	655,000	649,224
4.80%, 04/28/30 144A	340,000	342,166
4.40%, 12/11/30 144A	310,000	307,943
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	530,000	540,076
Harvest Midstream I LP
7.50%, 09/01/28 144A	655,000	661,714
HAT Holdings I LLC
3.38%, 06/15/26 144A	670,000	667,680
HCA, Inc.
4.50%, 02/15/27	2,044,000	2,044,224
5.00%, 03/01/28Δ	1,230,000	1,242,525
5.63%, 09/01/28	553,000	564,184
4.13%, 06/15/29	119,000	117,382
5.25%, 03/01/30Δ	250,000	255,296
3.50%, 09/01/30	660,000	626,966
4.30%, 11/15/30Δ	185,000	182,006
Hercules Capital, Inc.
5.35%, 02/10/29Δ	375,000	367,731
Hess Midstream Operations LP
5.88%, 03/01/28 144A	735,000	740,149
6.50%, 06/01/29 144A	190,000	194,190
Hewlett Packard Enterprise Co.
4.15%, 09/15/28	885,000	878,078
4.60%, 03/23/29Δ	195,000	194,866
Hexcel Corporation
4.20%, 02/15/27	750,000	747,698
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/29 144A	265,000	267,726
Honeywell Aerospace, Inc.
4.00%, 03/16/29 144A	750,000	743,191
4.30%, 03/16/31 144A Δ	190,000	188,009
Hormel Foods Corporation
4.80%, 03/30/27	655,000	658,022
Host Hotels & Resorts LP REIT
4.25%, 12/15/28	185,000	182,853
HPS Corporate Lending Fund
5.30%, 06/05/27 144A Δ	1,490,000	1,483,103
Huntington Bancshares, Inc.
(Variable, U.S. SOFR + 1.97%), 4.44%, 08/04/28^	670,000	669,662
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	1,600,000	1,631,607

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Huntington National Bank (The)
(Variable, U.S. SOFR + 0.72%), 4.87%, 04/12/28^	$690,000	$692,467
Hyatt Hotels Corporation
5.05%, 03/30/28	400,000	403,493
Hyundai Capital America
(Floating, U.S. SOFR + 1.04%), 4.70%, 03/19/27 144A †	500,000	501,722
4.85%, 03/25/27 144A	970,000	973,554
5.68%, 06/26/28 144A	650,000	662,907
5.15%, 03/27/30 144A	300,000	303,316
IQVIA, Inc.
5.00%, 05/15/27 144A	200,000	199,361
Iron Mountain, Inc. REIT
7.00%, 02/15/29 144A	255,000	260,070
Jabil, Inc.
4.20%, 02/01/29	495,000	489,109
JPMorgan Chase & Co.
(Variable, U.S. SOFR + 0.89%), 1.58%, 04/22/27^	500,000	499,199
(Variable, U.S. SOFR + 0.77%), 1.47%, 09/22/27^	245,000	241,666
(Variable, U.S. SOFR + 1.19%), 5.04%, 01/23/28^	1,910,000	1,919,924
(Variable, U.S. SOFR + 0.93%), 5.57%, 04/22/28^	1,000,000	1,012,403
(Variable, U.S. SOFR + 0.93%), 4.98%, 07/22/28^	755,000	760,240
(Variable, U.S. SOFR + 0.86%), 4.51%, 10/22/28^	1,379,000	1,379,081
(Variable, U.S. SOFR + 0.80%), 4.92%, 01/24/29^	2,313,000	2,333,491
(Variable, U.S. SOFR + 1.02%), 2.07%, 06/01/29^	397,000	377,805
(Variable, U.S. SOFR + 1.45%), 5.30%, 07/24/29^	417,000	424,837
(Variable, U.S. SOFR + 1.16%), 5.58%, 04/22/30Δ ^	806,000	830,833
(Variable, U.S. SOFR + 1.13%), 5.00%, 07/22/30^	106,000	107,568
(Variable, U.S. SOFR + 1.01%), 5.14%, 01/24/31^	15,000	15,278
(Variable, U.S. SOFR + 1.44%), 5.10%, 04/22/31Δ ^	59,000	60,082
(Variable, U.S. SOFR + 0.93%), 4.26%, 10/22/31^	135,000	132,927
(Variable, U.S. SOFR + 0.84%), 4.35%, 01/22/32Δ ^	1,030,000	1,015,682
(Variable, U.S. SOFR + 1.07%), 1.95%, 02/04/32^	290,000	255,423
KFC Holding Co.
4.75%, 06/01/27 144A	265,000	265,134
Kodiak Gas Services LLC
5.88%, 04/01/31 144A	280,000	281,560
Kyndryl Holdings, Inc.
2.05%, 10/15/26Δ	1,000,000	983,921
Lithia Motors, Inc.
4.38%, 01/15/31 144A	100,000	94,050
	Par	Value
LYB International Finance III LLC
5.13%, 01/15/31Δ	$45,000	$45,081
M&T Bank Corporation
(Variable, U.S. SOFR + 0.93%), 4.83%, 01/16/29^	515,000	517,723
Macy's Retail Holdings LLC
5.88%, 03/15/30 144A	220,000	218,601
Main Street Capital Corporation
3.00%, 07/14/26	680,000	675,037
5.40%, 08/15/28	540,000	536,814
6.95%, 03/01/29Δ	745,000	766,742
Manufacturers & Traders Trust Co.
(Variable, U.S. SOFR + 0.95%), 4.76%, 07/06/28^	930,000	932,798
Maple Parent Holdings Corporation
4.75%, 03/26/29 144A	285,000	285,018
Medline Borrower LP
3.88%, 04/01/29 144A	1,275,000	1,234,100
Mercedes-Benz Finance North America LLC
4.13%, 03/10/28 144A	610,000	607,463
4.25%, 03/10/29 144A	470,000	466,701
Meritage Homes Corporation
5.13%, 06/06/27	580,000	581,718
Met Tower Global Funding
5.25%, 04/12/29 144A Δ	650,000	663,113
Meta Platforms, Inc.
4.20%, 11/15/30Δ	690,000	683,464
Microchip Technology, Inc.
4.90%, 03/15/28	550,000	553,497
Micron Technology, Inc.
5.30%, 01/15/31Δ	186,000	194,753
MidAmerican Energy Co.
3.65%, 04/15/29	690,000	677,748
Morgan Stanley
3.95%, 04/23/27	450,000	447,417
(Variable, U.S. SOFR + 1.01%), 5.65%, 04/13/28^	2,100,000	2,125,423
(Variable, CME Term SOFR 3M + 1.40%), 3.77%, 01/24/29^	57,000	56,252
(Variable, U.S. SOFR + 1.38%), 4.99%, 04/12/29^	1,185,000	1,196,016
(Variable, U.S. SOFR + 0.80%), 4.24%, 01/09/30^	1,025,000	1,014,871
(Variable, U.S. SOFR + 1.45%), 5.17%, 01/16/30^	30,000	30,427
(Variable, U.S. SOFR + 1.26%), 5.66%, 04/18/30^	221,000	227,382
(Variable, U.S. SOFR + 1.51%), 5.19%, 04/17/31^	440,000	446,660
(Variable, U.S. SOFR + 0.95%), 4.49%, 01/16/32^	1,330,000	1,308,022
(Variable, U.S. SOFR + 1.20%), 4.71%, 03/12/32^	250,000	248,371
Morgan Stanley Bank NA
(Variable, U.S. SOFR + 0.93%), 4.97%, 07/14/28^	765,000	769,693

	Par	Value
(Variable, U.S. SOFR + 0.91%), 5.02%, 01/12/29Δ ^	$655,000	$662,119
Morgan Stanley Private Bank NA
(Variable, U.S. SOFR + 0.77%), 4.47%, 07/06/28^	875,000	875,162
(Variable, U.S. SOFR + 0.78%), 4.20%, 11/17/28^	615,000	613,074
(Variable, U.S. SOFR + 1.08%), 4.73%, 07/18/31^	1,000,000	997,094
(Variable, U.S. SOFR + 1.02%), 4.47%, 11/19/31^	250,000	246,180
Mosaic Co. (The)
4.35%, 01/15/29	230,000	228,850
Mutual of Omaha Cos. Global Funding
5.00%, 04/01/30 144A	1,315,000	1,324,019
National Fuel Gas Co.
5.50%, 10/01/26	1,500,000	1,506,866
National Rural Utilities Cooperative Finance Corporation
3.95%, 12/10/27	59,000	58,741
Navient Corporation
9.38%, 07/25/30Δ	245,000	239,052
Netflix, Inc.
5.88%, 11/15/28Δ	145,000	150,883
New York Life Global Funding
4.85%, 01/09/28 144A	655,000	661,858
NextEra Energy Capital Holdings, Inc.
4.85%, 02/04/28Δ	11,000	11,106
1.90%, 06/15/28	125,000	118,557
4.40%, 03/01/31Δ	220,000	218,129
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.75%, 06/15/54^	650,000	673,247
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26	700,000	688,345
North Haven Private Income Fund LLC
5.13%, 09/25/28 144A Δ	375,000	365,320
Northwestern Mutual Global Funding
5.07%, 03/25/27 144A	655,000	660,648
4.40%, 03/30/29 144A	630,000	632,042
NRG Energy, Inc.
2.45%, 12/02/27 144A	185,000	178,262
4.73%, 10/15/30 144A	140,000	138,779
Oaktree Strategic Credit Fund
6.50%, 07/23/29Δ	645,000	646,875
Ohio Edison Co.
4.95%, 12/15/29 144A	46,000	46,514
Olin Corporation
6.63%, 04/01/33 144A	670,000	656,249
ONEOK, Inc.
4.40%, 10/15/29Δ	800,000	795,381
Oracle Corporation
2.65%, 07/15/26	795,000	790,744
2.80%, 04/01/27	30,000	29,491
4.55%, 02/04/29	1,127,000	1,112,979
4.20%, 09/27/29	146,000	141,528
4.45%, 09/26/30Δ	140,000	134,951
	Par	Value
4.95%, 02/04/31Δ	$490,000	$479,602
Pacific Gas and Electric Co.
2.10%, 08/01/27	600,000	581,733
5.55%, 05/15/29	333,000	340,997
4.55%, 07/01/30	643,000	634,512
2.50%, 02/01/31	280,000	251,015
Pacific Life Global Funding II
4.45%, 05/01/28 144A	1,315,000	1,317,056
Paychex, Inc.
5.10%, 04/15/30Δ	87,000	87,817
Penske Truck Leasing Co. LP
5.35%, 01/12/27 144A	300,000	301,660
Permian Resources Operating LLC
5.88%, 07/01/29 144A Δ	310,000	310,537
PNC Bank NA
(Variable, U.S. SOFR + 0.63%), 4.54%, 05/13/27Δ ^	610,000	610,040
PNC Financial Services Group, Inc. (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.60%), 3.40%, 09/15/26ρ Δ ^	500,000	492,521
(Variable, U.S. SOFR Index + 1.73%), 6.62%, 10/20/27^	655,000	662,636
Primo Water Holdings, Inc.
4.38%, 04/30/29 144A Δ	285,000	277,127
Principal Life Global Funding II
4.95%, 11/27/29 144A	670,000	676,616
Progressive Corporation (The)
4.60%, 03/26/31	75,000	75,204
Protective Life Global Funding
4.34%, 09/13/27 144A	1,150,000	1,149,649
4.80%, 06/05/30 144A	300,000	300,316
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	122,000	124,730
5.20%, 04/01/29	21,000	21,414
4.90%, 03/15/30	64,000	64,661
Quikrete Holdings, Inc.
6.38%, 03/01/32 144A	130,000	131,918
Repsol E&P Capital Markets U.S. LLC
4.81%, 09/16/28 144A	405,000	406,776
RGA Global Funding
4.60%, 11/25/30 144A	415,000	410,763
5.50%, 01/11/31 144A Δ	645,000	663,446
RTX Corporation
1.90%, 09/01/31	240,000	208,951
Ryder System, Inc.
2.85%, 03/01/27	179,000	176,557
5.30%, 03/15/27	465,000	468,103
5.65%, 03/01/28	103,000	105,236
4.30%, 12/01/30	47,000	46,236
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	253,000	253,505
4.20%, 03/15/28Δ	136,000	135,487
4.50%, 05/15/30Δ	260,000	258,199
Salesforce, Inc.
4.65%, 03/15/29	2,500,000	2,505,571
4.90%, 09/15/31	200,000	199,764

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Santander Holdings U.S.A., Inc.
3.24%, 10/05/26	$700,000	$696,085
(Variable, U.S. SOFR + 1.23%), 6.12%, 05/31/27Δ ^	240,000	240,497
(Variable, U.S. SOFR + 2.36%), 6.50%, 03/09/29^	635,000	655,010
(Variable, U.S. SOFR + 1.61%), 5.47%, 03/20/29Δ ^	1,450,000	1,470,550
(Variable, U.S. SOFR + 1.88%), 5.74%, 03/20/31Δ ^	435,000	446,503
SBA Tower Trust REIT
1.63%, 11/15/26 144A	800,000	787,011
4.83%, 10/15/29 144A	800,000	804,067
Sealed Air Corporation
6.13%, 02/01/28 144A	130,000	131,710
Sensata Technologies, Inc.
4.38%, 02/15/30 144A	140,000	134,004
Sirius XM Radio LLC
5.00%, 08/01/27 144A	221,000	220,825
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26	1,111,000	1,099,635
Southern California Edison Co.
4.40%, 09/06/26	1,000,000	999,888
4.88%, 02/01/27	120,000	120,318
4.70%, 06/01/27	500,000	500,521
3.65%, 03/01/28	200,000	196,905
5.65%, 10/01/28	300,000	307,546
Southern Co. (The)
5.50%, 03/15/29	145,000	149,428
Southwestern Electric Power Co.
2.75%, 10/01/26Δ	900,000	892,969
Spectra Energy Partners LP
3.38%, 10/15/26	400,000	398,068
Spire, Inc.
4.60%, 09/01/31	165,000	163,125
Standard Industries, Inc.
4.75%, 01/15/28 144A	270,000	267,097
4.38%, 07/15/30 144A	90,000	84,886
Starwood Property Trust, Inc.
7.25%, 04/01/29 144A	655,000	675,226
6.50%, 07/01/30 144A	215,000	219,693
State Street Corporation
(Variable, U.S. SOFR + 1.72%), 5.82%, 11/04/28^	1,245,000	1,272,968
Steel Dynamics, Inc.
4.00%, 12/15/28Δ	140,000	138,578
Sunoco LP
7.00%, 05/01/29 144A	815,000	837,501
5.38%, 07/15/31 144A	450,000	446,711
SV RNO Property Owner 1 LLC
5.88%, 03/01/31 144A	220,000	217,599
Synchrony Financial
(Variable, U.S. SOFR + 1.40%), 5.02%, 07/29/29Δ ^	285,000	284,797
(Variable, U.S. SOFR Index + 2.13%), 5.94%, 08/02/30^	283,000	287,634
(Variable, U.S. SOFR + 1.68%), 5.45%, 03/06/31^	259,000	259,059
	Par	Value
Synopsys, Inc.
4.65%, 04/01/28	$640,000	$642,555
TD SYNNEX Corporation
4.30%, 01/17/29	455,000	450,048
Teleflex, Inc.
4.25%, 06/01/28 144A	270,000	262,717
TerraForm Power Operating LLC
5.00%, 01/31/28 144A	595,000	588,750
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 144A	209,732	208,600
T-Mobile U.S.A., Inc.
3.75%, 04/15/27	135,000	134,190
3.38%, 04/15/29	175,000	169,636
3.88%, 04/15/30	315,000	306,855
3.50%, 04/15/31	520,000	491,976
TransDigm, Inc.
6.38%, 03/01/29 144A	295,000	300,874
Travel + Leisure Co.
6.63%, 07/31/26 144A	580,000	580,834
Truist Bank
(Variable, U.S. SOFR + 0.59%), 4.67%, 05/20/27^	635,000	635,031
(Variable, U.S. SOFR + 0.77%), 4.42%, 07/24/28^	970,000	970,178
(Variable, U.S. SOFR + 0.66%), 4.14%, 01/27/29^	470,000	467,640
Truist Financial Corporation
(Variable, U.S. SOFR + 2.45%), 7.16%, 10/30/29Δ ^	625,000	664,515
TTM Technologies, Inc.
4.00%, 03/01/29 144A	115,000	110,539
Twilio, Inc.
3.63%, 03/15/29Δ	140,000	133,980
U.S. Bancorp
(Variable, U.S. SOFR + 2.02%), 5.78%, 06/12/29Δ ^	655,000	673,826
U.S. Bank NA
(Variable, U.S. SOFR + 0.91%), 4.73%, 05/15/28^	550,000	552,121
Uber Technologies, Inc.
4.50%, 08/15/29 144A Δ	959,000	951,389
4.30%, 01/15/30	210,000	208,337
4.15%, 01/15/31Δ	310,000	303,316
Venture Global LNG, Inc.
9.50%, 02/01/29 144A	715,000	773,487
Vertiv Group Corporation
4.13%, 11/15/28 144A Δ	135,000	133,037
Viper Energy Partners LLC
4.90%, 08/01/30Δ	430,000	430,520
Vistra Operations Co. LLC
5.05%, 12/30/26 144A	1,270,000	1,274,506
5.63%, 02/15/27 144A	250,000	250,112
5.00%, 07/31/27 144A	200,000	199,388
4.30%, 10/15/28 144A	760,000	751,333
4.30%, 07/15/29 144A	460,000	452,298
4.60%, 10/15/30 144A Δ	150,000	147,097

	Par	Value
4.70%, 01/31/31 144A	$249,000	$245,132
Volkswagen Group of America Finance LLC
4.95%, 03/25/27 144A	700,000	702,995
5.05%, 03/27/28 144A	580,000	583,861
4.55%, 09/11/28 144A Δ	530,000	528,758
Wells Fargo & Co.
(Variable, U.S. SOFR + 0.78%), 4.90%, 01/24/28^	3,424,000	3,436,931
(Variable, U.S. SOFR + 1.07%), 5.71%, 04/22/28^	590,000	597,702
(Variable, U.S. SOFR + 1.98%), 4.81%, 07/25/28^	1,045,000	1,049,598
(Variable, U.S. SOFR + 1.37%), 4.97%, 04/23/29^	1,951,000	1,968,127
(Variable, U.S. SOFR + 1.74%), 5.57%, 07/25/29^	262,000	268,048
(Variable, U.S. SOFR + 0.88%), 4.08%, 09/15/29^	1,590,000	1,572,780
(Variable, U.S. SOFR + 0.74%), 4.18%, 01/23/30^	740,000	733,558
(Variable, U.S. SOFR + 1.50%), 5.15%, 04/23/31Δ ^	555,000	564,585
Western Union Co. (The)
4.75%, 06/15/29	280,000	277,609
Western-Southern Global Funding
4.50%, 07/16/28 144A	340,000	340,075
4.90%, 05/01/30 144A	1,050,000	1,056,930
Willis North America, Inc.
4.65%, 06/15/27	800,000	801,525
Zions Bancorp NA
(Variable, U.S. SOFR + 1.06%), 4.48%, 02/09/29^	345,000	342,553
Total Corporate Bonds (Cost $247,135,840)		247,124,565
FOREIGN BONDS — 9.5%
Australia — 0.1%
Alumina Pty, Ltd.
6.13%, 03/15/30 144A	265,000	270,599
Woodside Finance, Ltd.
3.70%, 09/15/26 144A	400,000	398,594
		669,193
Canada — 2.3%
Algonquin Power & Utilities Corporation
Already stepped, no disclosure, 5.37%, 06/15/26 STEP	2,100,000	2,101,859
Bank of Montreal
5.30%, 06/05/26	650,000	651,653
Bank of Nova Scotia (The)
2.95%, 03/11/27	675,000	667,031
(Variable, U.S. SOFR + 0.73%), 4.25%, 02/02/30^	1,000,000	991,213
Canadian Imperial Bank of Commerce
(Floating, U.S. SOFR + 0.94%), 4.61%, 06/28/27†	2,200,000	2,211,805
5.00%, 04/28/28Δ	665,000	673,623
(Variable, U.S. SOFR Index + 0.79%), 4.28%, 01/29/30^	580,000	576,258
	Par	Value
Canadian Natural Resources, Ltd.
5.00%, 12/15/29	$300,000	$304,773
CDP Financial, Inc.
4.63%, 01/24/30 144A	360,000	367,507
3.88%, 01/22/31 144A	335,000	332,119
CPPIB Capital, Inc.
(Floating, U.S. SOFR + 0.50%), 4.17%, 07/27/26 144A † Δ	1,000,000	1,001,372
3.88%, 02/15/31 144A	620,000	615,421
National Bank of Canada
(Floating, U.S. SOFR Index + 1.03%), 4.78%, 07/02/27†	1,000,000	1,001,406
(Variable, U.S. SOFR Index + 0.76%), 4.17%, 01/20/29^	1,865,000	1,855,674
OMERS Finance Trust
4.00%, 04/20/28 144A	555,000	555,469
4.38%, 03/20/30 144A	395,000	399,294
Ontario Teachers' Finance Trust
4.25%, 04/25/28 144A	315,000	316,934
Rogers Communications, Inc.
3.20%, 03/15/27Δ	700,000	691,513
Royal Bank of Canada
(Floating, U.S. SOFR Index + 0.79%), 4.46%, 07/23/27†	1,200,000	1,201,172
(Floating, U.S. SOFR Index + 0.72%), 4.39%, 10/18/27†	500,000	500,095
(Floating, U.S. SOFR Index + 0.82%), 4.49%, 03/27/28†	500,000	500,608
(Variable, U.S. SOFR + 0.89%), 4.50%, 08/06/29^	1,400,000	1,400,313
		18,917,112
China — 0.0%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/26 144A	200,000	199,995
Denmark — 0.1%
Danske Bank A/S
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.95%), 5.43%, 03/01/28 144A ^	595,000	600,729
France — 0.4%
Banque Federative du Credit Mutuel SA
(Floating, Australian BBSW 3M + 1.07%), 5.06%, 05/24/27(A) †	1,000,000	691,813
BNP Paribas SA
(Variable, U.S. SOFR + 1.23%), 2.59%, 01/20/28 144A ^	300,000	295,443
(Variable, U.S. SOFR + 1.45%), 4.79%, 05/09/29 144A ^	2,030,000	2,037,625
		3,024,881
Germany — 0.1%
Deutsche Bank AG
(Variable, U.S. SOFR + 1.22%), 2.31%, 11/16/27^	125,000	123,309
(Variable, U.S. SOFR + 1.32%), 2.55%, 01/07/28Δ ^	700,000	689,194
		812,503

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Indonesia — 0.0%
Freeport Indonesia PT
4.76%, 04/14/27	$245,000	$245,693
Ireland — 0.3%
AerCap Ireland Capital DAC
4.88%, 04/01/28	1,240,000	1,249,117
4.38%, 11/15/30Δ	150,000	147,466
Icon Investments Six DAC
5.81%, 05/08/27	460,000	462,457
James Hardie International Finance DAC
5.00%, 01/15/28 144A	675,000	670,506
		2,529,546
Italy — 0.0%
Cassa Depositi e Prestiti SpA
5.88%, 04/30/29 144A	300,000	313,130
Japan — 0.9%
Aircastle, Ltd.
2.85%, 01/26/28 144A	300,000	290,795
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 4.08%, 04/19/28^	1,340,000	1,335,220
Mizuho Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.67%), 1.23%, 05/22/27^	900,000	895,795
Nomura Holdings, Inc.
2.33%, 01/22/27Δ	600,000	590,082
(Floating, U.S. SOFR + 1.25%), 4.92%, 07/02/27†	200,000	201,254
NTT Finance Corporation
1.16%, 04/03/26 144A Δ	2,000,000	1,999,631
4.57%, 07/16/27 144A	237,000	237,609
4.62%, 07/16/28 144A	645,000	647,557
Rakuten Group, Inc.
9.75%, 04/15/29 144A	230,000	245,339
Sumitomo Mitsui Financial Group, Inc.
(Floating, U.S. SOFR + 1.30%), 4.97%, 07/13/26† Δ	790,000	791,757
4.11%, 01/15/29	315,000	312,313
		7,547,352
Jersey — 0.0%
Aptiv Swiss Holdings, Ltd.
4.65%, 09/13/29Δ	320,000	326,558
Kazakhstan — 0.0%
Tengizchevroil Finance Co. International, Ltd.
4.00%, 08/15/26	100,000	99,758
Kuwait — 0.3%
Kuwait International Government Bond
3.50%, 03/20/27	2,200,000	2,181,167
Luxembourg — 0.2%
ArcelorMittal SA
6.55%, 11/29/27	1,625,000	1,675,138
	Par	Value
Morocco — 0.0%
Morocco Government International Bond
2.38%, 12/15/27 144A	$230,000	$220,909
Netherlands — 1.1%
ABN AMRO Bank NV
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.65%), 6.34%, 09/18/27 144A ^	900,000	907,740
(Floating, U.S. SOFR Index + 1.00%), 4.67%, 12/03/28 144A †	1,400,000	1,405,815
Eagle Funding Luxco S.a.r.l.
5.50%, 08/17/30 144A	1,200,000	1,207,800
Enel Finance International NV
1.63%, 07/12/26 144A	1,700,000	1,687,313
ING Groep NV
3.95%, 03/29/27	1,343,000	1,339,220
(Variable, U.S. SOFR + 1.01%), 1.73%, 04/01/27Δ ^	400,000	400,000
(Floating, U.S. SOFR Index + 1.01%), 4.68%, 03/25/29†	1,100,000	1,103,275
NXP BV
4.30%, 08/19/28	630,000	627,213
Stellantis NV
3.38%, 11/19/28(E)	200,000	227,970
		8,906,346
Norway — 0.1%
Var Energi ASA
7.50%, 01/15/28 144A	410,000	429,179
Oman — 0.0%
Oman Government International Bond
6.75%, 10/28/27 144A	230,000	236,656
Panama — 0.0%
Panama Government International Bond
8.88%, 09/30/27	300,000	319,152
Romania — 0.0%
Romanian Government International Bond
3.00%, 02/27/27	250,000	245,337
Saudi Arabia — 0.3%
KSA Sukuk, Ltd.
5.25%, 06/04/27	1,300,000	1,310,696
Saudi Government International Bond
5.13%, 01/13/28	700,000	707,606
		2,018,302
Singapore — 0.4%
Equinix Asia Financing Corporation Pte., Ltd. REIT
4.40%, 03/15/31	430,000	421,108
Seagate Data Storage Technology Pte., Ltd.
4.09%, 06/01/29 144A	280,000	271,225
8.25%, 12/15/29 144A Δ	240,000	252,202

	Par	Value
Temasek Financial I, Ltd.
(Floating, U.S. SOFR + 0.38%), 4.05%, 08/20/27 144A † Δ	$2,100,000	$2,103,641
		3,048,176
South Africa — 0.0%
Republic of South Africa Government International Bond
4.85%, 09/27/27	300,000	299,950
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	600,000	593,153
Banco Santander SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.95%), 5.37%, 07/15/28^	1,000,000	1,010,963
CaixaBank SA
(Variable, U.S. SOFR + 1.14%), 4.63%, 07/03/29 144A Δ ^	835,000	836,543
		2,440,659
Sweden — 0.9%
Skandinaviska Enskilda Banken AB
5.38%, 03/05/29 144A	1,285,000	1,317,078
Svensk Exportkredit AB
(Floating, U.S. SOFR + 1.00%), 4.67%, 05/05/27†	5,000,000	5,041,648
Svenska Handelsbanken AB
4.38%, 05/23/28 144A	615,000	617,039
5.50%, 06/15/28 144A	645,000	658,946
		7,634,711
Switzerland — 0.4%
UBS AG
(Variable, U.S. SOFR + 0.81%), 4.30%, 03/16/29Δ ^	340,000	339,635
UBS Group AG
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 6.33%, 12/22/27 144A ^	1,675,000	1,697,422
(Variable, U.S. SOFR + 0.84%), 4.15%, 12/23/29 144A ^	775,000	766,261
(Variable, U.S. SOFR + 1.06%), 4.40%, 09/23/31 144A ^	200,000	196,399
(Variable, U.S. SOFR + 1.05%), 4.59%, 08/10/32 144A ^	230,000	226,115
		3,225,832
Taiwan — 0.1%
Foxconn Far East, Ltd.
1.88%, 08/25/28	1,000,000	923,118
United Kingdom — 1.2%
Atlantica Sustainable Infrastructure, Ltd.
4.13%, 06/15/28 144A	380,000	369,338
Barclays PLC
(Variable, U.S. SOFR + 2.21%), 5.83%, 05/09/27^	2,000,000	2,002,205
	Par	Value
(Variable, U.S. SOFR + 1.08%), 4.48%, 11/11/29^	$480,000	$477,453
(Variable, U.S. SOFR + 0.93%), 4.22%, 05/24/30^	355,000	349,648
HSBC Holdings PLC
(Variable, U.S. SOFR + 3.35%), 7.39%, 11/03/28^	1,250,000	1,303,307
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.80%), 3.75%, 03/18/28^	1,025,000	1,018,362
Nationwide Building Society
(Variable, U.S. SOFR + 1.91%), 6.56%, 10/18/27 144A ^	300,000	303,417
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 5.58%, 03/01/28^	650,000	656,513
NatWest Markets PLC
4.79%, 03/21/28 144A	260,000	261,806
Santander UK PLC
4.50%, 12/12/27 144A	1,400,000	1,410,909
Standard Chartered PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.85%), 6.19%, 07/06/27^	1,900,000	1,907,714
		10,060,672
Total Foreign Bonds (Cost $79,048,870)		79,151,754
LOAN AGREEMENTS — 0.2%
AAdvantage Loyalty IP Ltd.
(Floating, ICE CME Term SOFR USD 1M + 2.25%) , 0.00%, 04/20/28†	705,000	699,713
Compass Datacenters Issuer III LLC
4.90%, 02/25/56†	156,000	156,000
Midcontinent Communications
(Floating, ICE CME Term SOFR USD 1M + 2.25%) , 6.15%, 08/16/31†	670,000	666,928
Total Loan Agreements (Cost $1,526,594)		1,522,641
MORTGAGE-BACKED SECURITIES — 22.9%
A&D Mortgage Trust, Series 2026-NQM1, Class A1
4.91%, 02/25/71 144A † γ	115,050	114,075
ACRA Trust, Series 2024-NQM1, Class A1
(Step to 6.61% on 11/25/28), 5.61%, 10/25/64 144A STEP	248,352	249,167
ALA Trust, Series 2025-OANA, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 5.42%, 06/15/40 144A † γ	183,000	183,744

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
ALA Trust, Series 2025-OANA, Class B
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 5.52%, 06/15/30 144A † γ	$131,000	$131,545
Alen Mortgage Trust, Series 2021-ACEN, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 4.94%, 04/15/34 144A †	350,000	332,106
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 4.78%, 11/25/46†	529,483	124,289
Angel Oak Mortgage Trust, Series 2023-6, Class A1
(Step to 6.44% on 05/25/26), 6.50%, 12/25/67 144A STEP	129,447	129,981
Angel Oak Mortgage Trust, Series 2025-11, Class A1
4.98%, 10/25/70 144A † γ	184,847	184,184
ARES Commercial Mortgage Trust, Series 2024-IND, Class A
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 5.36%, 07/15/41 144A †	1,000,000	1,001,571
ARES Commercial Mortgage Trust, Series 2026-AZURE, Class B
(Floating, CME Term SOFR 1M + 1.60%), 5.27%, 03/15/38 144A †	100,000	99,996
ARES Trust, Series 2025-IND3, Class A
(Floating, CME Term SOFR 1M + 1.50%, 1.50% Floor), 5.17%, 04/15/27 144A † γ	199,000	199,270
Arroyo Mortgage Trust, Series 2022-2, Class A1
(Step to 5.95% on 07/25/26), 4.95%, 07/25/57 144A STEP	156,491	156,182
Atrium Hotel Portfolio Trust, Series 2025-ATRM, Class A
(Floating, CME Term SOFR 1M + 1.65%), 5.32%, 08/15/30 144A †	830,000	831,964
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
6.87%, 01/25/34† γ	16,408	16,025
BANK, Series 2019-BNK18, Class A2
3.47%, 05/15/62	610,000	593,188
BANK, Series 2021-BN33, Class ASB
2.22%, 05/15/64	460,000	436,641
BANK, Series 2024-BNK48, Class A5
5.05%, 10/15/57	190,000	190,693
	Par	Value
BANK5, Series 2024-5YR11, Class A3
5.89%, 11/15/57	$145,000	$150,634
BAY Mortgage Trust, Series 2025-LIVN, Class A
(Floating, CME Term SOFR 1M + 1.80%, 1.80% Floor), 5.47%, 05/15/35 144A † γ	236,000	235,164
BBCMS Mortgage Trust, Series 2018-TALL, Class A
(Floating, CME Term SOFR 1M + 0.92%, 0.87% Floor), 4.59%, 03/15/37 144A †	170,000	161,351
BBCMS Mortgage Trust, Series 2025-5C33, Class A4
5.84%, 03/15/58	180,000	187,244
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
6.88%, 01/25/34† γ	35,909	34,867
Bear Stearns ARM Trust, Series 2004-5, Class 2A
3.80%, 07/25/34† γ	29,887	28,331
Benchmark Mortgage Trust, Series 2019-B12, Class AAB
3.04%, 08/15/52	693,400	680,581
Benchmark Mortgage Trust, Series 2022-B34, Class AM
3.83%, 04/15/55† γ	225,000	198,425
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 07/15/56	355,000	367,348
Benchmark Mortgage Trust, Series 2024-V12, Class A3
5.74%, 12/15/57	300,000	309,860
Benchmark Mortgage Trust, Series 2024-V5, Class A3
5.81%, 01/10/57	260,000	267,427
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.17%, 11/15/29 144A †	70,000	70,107
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class B
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 5.51%, 11/15/29 144A †	60,000	60,108
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class B
5.16%, 10/10/42 144A † γ	230,000	229,783
BFLD Commercial Mortgage Trust, Series 2025-660F, Class B
(Floating, CME Term SOFR 1M + 1.80%), 5.47%, 11/15/42 144A †	195,000	194,879

	Par	Value
BFLD Mortgage Trust, Series 2024-WRHS, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.16%, 08/15/26 144A †	$213,209	$213,454
BFLD Trust, Series 2025-EWEST, Class A
(Floating, CME Term SOFR 1M + 1.55%, 1.55% Floor), 5.22%, 06/15/42 144A † γ	520,000	519,133
BFLD Trust, Series 2025-FPM, Class A
4.68%, 10/10/30 144A † γ	175,000	175,799
BFLD Trust, Series 2025-FPM, Class B
5.22%, 10/10/40 144A † γ	125,000	125,873
BMO Mortgage Trust, Series 2024-5C3, Class A3
5.74%, 02/15/57	440,000	450,959
BMO Mortgage Trust, Series 2024-5C6, Class A3
5.32%, 09/15/57	270,000	274,963
BMO Mortgage Trust, Series 2025-5C9, Class AS
6.16%, 12/15/57	103,519	107,444
BMO Mortgage Trust, Series 2025-C11, Class A5
5.69%, 02/15/58	156,000	162,673
BMO Mortgage Trust, Series 2025-C11, Class ASB
5.68%, 02/15/58	125,000	130,793
BPR Commercial Mortgage Trust, Series 2025-STAR, Class B
5.02%, 11/05/42 144A † γ	130,000	129,386
BPR Mortgage Trust, Series 2025-ALDR, Class A
5.67%, 06/05/42 144A	152,000	155,827
BRAVO Residential Funding Trust, Series 2023-NQM6, Class A1
(Step to 7.60% on 09/25/27), 6.60%, 09/25/63 144A STEP	283,910	284,789
Bravo Residential Funding Trust, Series 2025-NQM10, Class A1
4.87%, 09/25/65 144A † γ	168,801	167,818
BRAVO Residential Funding Trust, Series 2025-NQM2, Class A1
(Step to 6.68% on 03/25/29), 5.68%, 11/25/64 144A STEP	182,170	183,271
Bravo Residential Funding Trust, Series 2025-NQM3, Class A1
(Step to 6.57% on 04/25/29), 5.57%, 03/25/65 144A STEP	113,547	114,114
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1
(Step to 6.61% on 05/25/29), 5.61%, 02/25/65 144A STEP	149,527	150,360
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A
5.37%, 06/15/44 144A † γ	100,000	101,840
BSTN Commercial Mortgage Trust, Series 2025-HUB, Class A
4.57%, 04/13/41 144A † γ	100,000	99,987
	Par	Value
BX Commercial Mortgage Trust, Series 2024-AIR2, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.17%, 10/15/41 144A †	$1,630,606	$1,634,056
BX Commercial Mortgage Trust, Series 2024-AIRC, Class B
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 5.81%, 08/15/39 144A †	221,149	221,710
BX Commercial Mortgage Trust, Series 2024-BRBK, Class A
(Floating, CME Term SOFR 1M + 2.88%, 2.88% Floor), 6.56%, 10/15/41 144A †	160,887	160,847
BX Commercial Mortgage Trust, Series 2024-GPA2, Class A
(Floating, CME Term SOFR 1M + 1.54%, 1.54% Floor), 5.21%, 11/15/29 144A †	1,461,953	1,464,693
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.29% Floor), 4.97%, 12/15/39 144A †	148,984	149,146
BX Commercial Mortgage Trust, Series 2024-MF, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 5.36%, 02/15/39 144A †	97,400	97,513
BX Commercial Mortgage Trust, Series 2024-XL4, Class B
(Floating, CME Term SOFR 1M + 1.79%, 1.79% Floor), 5.46%, 02/15/39 144A †	559,428	560,639
BX Commercial Mortgage Trust, Series 2024-XL5, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 5.36%, 03/15/39 144A †	700,000	701,047
BX Commercial Mortgage Trust, Series 2025-BCAT, Class A
(Floating, CME Term SOFR 1M + 1.38%), 5.05%, 08/15/42 144A †	479,142	479,786
BX Commercial Mortgage Trust, Series 2025-JDI, Class A
(Floating, CME Term SOFR 1M + 1.40%), 5.07%, 11/15/42 144A †	320,113	320,669
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A
(Floating, CME Term SOFR 1M + 1.70%), 5.37%, 03/15/45 144A †	255,000	254,261
BX Trust, Series 2024-CNYN, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.11%, 04/15/41 144A †	117,639	117,796
BX Trust, Series 2024-VLT4, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.16%, 06/15/41 144A †	275,000	273,622

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BX Trust, Series 2024-VLT4, Class B
(Floating, CME Term SOFR 1M + 1.94%, 1.94% Floor), 5.61%, 07/15/29 144A †	$1,100,000	$1,094,826
BX Trust, Series 2025-LUNR, Class A
(Floating, CME Term SOFR 1M + 1.50%, 1.50% Floor), 5.17%, 06/09/40 144A † γ	813,282	815,168
BX Trust, Series 2025-ROIC, Class A
(Floating, CME Term SOFR 1M + 1.14%, 1.14% Floor), 4.82%, 03/15/30 144A †	566,089	563,903
BX Trust, Series 2025-TAIL, Class A
(Floating, CME Term SOFR 1M + 1.40%, 1.40% Floor), 5.07%, 06/15/35 144A † γ	1,382,000	1,383,822
BX Trust, Series 2025-VLT7, Class A
(Floating, CME Term SOFR 1M + 1.70%, 1.70% Floor), 5.37%, 07/15/44 144A †	1,250,000	1,246,670
BX Trust, Series 2025-VOLT, Class A
(Floating, CME Term SOFR 1M + 1.70%), 5.37%, 12/15/44 144A †	145,000	144,811
BX Trust, Series 2025-VOLT, Class B
(Floating, CME Term SOFR 1M + 2.10%), 5.77%, 12/15/44 144A †	1,500,000	1,492,178
BX Trust, Series 2026-OPTM, Class A
(Floating, CME Term SOFR 1M + 1.20%), 4.95%, 03/15/39 144A †	340,000	338,163
Cali, Series 2024-SUN, Class A
(Floating, CME Term SOFR 1M + 1.89%, 1.89% Floor), 5.56%, 07/15/41 144A †	210,000	210,296
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	104,876	104,566
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11
(Floating, CME Term SOFR 1M + 1.01%, 6.50% Cap), 4.69%, 07/25/49 144A †	26,892	26,296
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3
3.50%, 07/25/49 144A † γ	54,937	50,246
Chase Home Lending Mortgage Trust, Series 2025-11, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.30%), 4.96%, 02/25/56 144A †	309,755	309,262
Chase Home Lending Mortgage Trust, Series 2025-3, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.30%, 7.50% Cap), 4.96%, 02/25/56 144A †	327,985	327,463
CHI Commercial Mortgage Trust, Series 2025-110W, Class D
6.63%, 12/13/37 144A	100,000	98,107
	Par	Value
COLT Mortgage Loan Trust, Series 2022-3, Class A1
3.90%, 02/25/67 144A † γ	$158,207	$154,943
COLT Mortgage Loan Trust, Series 2023-1, Class A2
(Step to 7.50% on 05/25/27), 6.50%, 04/25/68 144A STEP	169,502	169,257
COLT Mortgage Loan Trust, Series 2024-6, Class A1
(Step to 6.39% on 11/25/28), 5.39%, 11/25/69 144A STEP	731,246	732,811
COLT Mortgage Loan Trust, Series 2024-7, Class A1
(Step to 6.54% on 12/25/28), 5.54%, 12/26/69 144A STEP	1,039,280	1,043,384
COLT Mortgage Loan Trust, Series 2025-6, Class A1
(Step to 6.53% on 08/25/29), 5.53%, 08/25/70 144A STEP	1,590,649	1,598,294
COLT Mortgage Loan Trust, Series 2025-8, Class A1
(Step to 6.48% on 09/25/29), 5.48%, 08/25/70 144A STEP	548,510	550,808
COLT Mortgage Loan Trust, Series 2025-INV2, Class A1
(Step to 6.60% on 03/25/29), 5.60%, 02/25/70 144A STEP	112,152	112,764
COMM Mortgage Trust, Series 2024-WCL1, Class A
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 5.51%, 06/15/41 144A †	260,000	259,475
CONE Trust, Series 2024-DFW1, Class A
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 5.31%, 08/15/26 144A †	203,000	201,830
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 5.21%, 10/25/41 144A †	452,623	453,004
Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1
(Floating, U.S. 30-Day Average SOFR + 2.50%), 6.16%, 04/25/43 144A †	886,338	893,618
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%), 5.46%, 02/25/44 144A †	500,000	500,837
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.60%), 5.26%, 09/25/44 144A †	321,687	322,052
Cross Mortgage Trust, Series 2024-H7, Class A1
5.59%, 11/25/69 144A † γ	719,229	722,082

	Par	Value
Cross Mortgage Trust, Series 2024-H8, Class A1
5.55%, 12/25/69 144A † γ	$770,635	$773,596
Cross Mortgage Trust, Series 2025-H2, Class A1
5.36%, 03/25/70 144A † γ	190,691	191,005
Cross Mortgage Trust, Series 2025-H8, Class A1
5.00%, 11/25/70 144A † γ	940,210	936,179
Cross Mortgage Trust, Series 2025-H8, Class A1A
(Step to 6.00% on 11/25/29), 5.00%, 11/25/70 144A STEP	239,965	238,995
Cross Mortgage Trust, Series 2026-NQM1, Class A1
4.70%, 02/25/61 144A † γ	1,672,993	1,656,862
Cross Mortgage Trust, Series 2026-NQM4, Class A1
5.49%, 04/25/71 144A † ††† γ	351,035	352,262
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
1.85%, 01/15/49† IO γ	199,968	2
CSMC Trust, Series 2015-3, Class A9
3.50%, 03/25/45 144A † γ	39,018	36,772
CSMC Trust, Series 2018-RPL9, Class A
3.85%, 09/25/57 144A † γ	101,119	97,299
CSMC, Series 2022-ATH1, Class A1A
2.87%, 01/25/67 144A † γ	178,394	174,387
CSTL Commercial Mortgage Trust, Series 2026-GATE3, Class B
4.94%, 02/10/43 144A † γ	100,000	98,669
DBC Mortgage Trust, Series 2025-DBC, Class A
(Floating, CME Term SOFR 1M + 1.35%), 5.02%, 11/15/42 144A †	482,147	482,520
DBGS, Series 2024-SBL, Class A
(Floating, CME Term SOFR 1M + 1.88%, 1.88% Floor), 5.56%, 08/15/34 144A †	180,000	180,039
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A1
(Step to 4.90% on 05/25/26), 6.37%, 10/25/36 STEP	69,270	60,330
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A2
(Step to 4.90% on 05/25/26), 6.39%, 10/25/36 STEP	69,270	60,329
DGWD Trust, Series 2025-INFL, Class A
(Floating, CME Term SOFR 1M + 1.60%), 5.27%, 08/15/30 144A †	1,000,000	1,002,321
DK Trust, Series 2025-LXP, Class A
(Floating, CME Term SOFR 1M + 1.59%), 5.27%, 08/15/37 144A †	60,000	60,093
	Par	Value
DROP Mortgage Trust, Series 2021-FILE, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 4.94%, 10/15/43 144A †	$1,000,000	$997,625
EFMT, Series 2025-INV2, Class A1
(Step to 6.39% on 05/25/29), 5.39%, 05/26/70 144A STEP	229,907	230,580
EFMT, Series 2025-NQM3, Class A1
(Step to 6.49% on 08/25/29), 5.49%, 08/25/70 144A STEP	316,878	317,929
EFMT, Series 2025-NQM5, Class A1
5.03%, 11/25/70 144A † γ	356,278	354,710
ELM Trust, Series 2024-ELM, Class A10
5.80%, 06/10/39 144A † γ	540,000	541,361
ELM Trust, Series 2024-ELM, Class A15
5.80%, 06/10/39 144A † γ	540,000	541,361
Extended Stay America Trust, Series 2025-ESH, Class B
(Floating, CME Term SOFR 1M + 1.60%), 5.27%, 10/15/42 144A †	185,000	185,523
Extended Stay America Trust, Series 2026-ESH2, Class A
(Floating, CME Term SOFR 1M + 1.20%), 4.87%, 02/15/43 144A †	549,827	550,537
Federal Home Loan Mortgage Corporation
3.00%, 10/01/26	50,085	49,912
3.00%, 01/01/27	202,021	201,135
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 2.36% Floor, 13.23% Cap), 6.36%, 07/01/27†	113	113
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 11.27% Cap), 5.88%, 11/01/31†	3,042	3,092
3.00%, 12/01/31	100,613	97,990
3.50%, 04/01/32	57,256	56,194
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 10.91% Cap), 6.50%, 04/01/32†	1,216	1,239
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 2.04% Floor, 9.66% Cap), 6.10%, 06/01/33†	103,527	106,786
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.75%, 1.75% Floor, 11.13% Cap), 6.50%, 08/01/35†	11,187	11,458
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.35%, 1.35% Floor, 10.46% Cap), 6.09%, 09/01/35†	30,683	31,510

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.63%, 1.63% Floor, 10.89% Cap), 6.38%, 10/01/35†	$15,105	$15,457
3.00%, 02/01/36	26,638	25,403
4.00%, 11/01/36	3,207	3,159
2.50%, 03/01/37	111,935	105,974
4.00%, 06/01/37	43,331	42,603
3.50%, 11/01/38	39,967	38,445
4.50%, 03/01/49	1,147,820	1,128,901
4.00%, 10/01/52	406,152	384,981
4.00%, 12/01/52	443,819	419,225
4.00%, 04/01/53	268,986	254,208
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 4.29%, 10/15/36†	391,618	389,467
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	39,343	39,483
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	167,185	156,012
Federal Home Loan Mortgage Corporation REMIC, Series 4752
3.00%, 09/15/46	131,036	126,255
Federal Home Loan Mortgage Corporation REMIC, Series 4777
3.50%, 10/15/45	106,835	106,352
Federal Home Loan Mortgage Corporation REMIC, Series 4904
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 4.24%, 06/15/49†	261,001	255,850
Federal Home Loan Mortgage Corporation REMIC, Series 4941
3.00%, 07/25/49	124,165	111,411
Federal Home Loan Mortgage Corporation REMIC, Series 4948
2.50%, 10/25/48	80,717	73,914
Federal Home Loan Mortgage Corporation REMIC, Series 5000
2.00%, 06/25/44	90,291	84,860
Federal Home Loan Mortgage Corporation REMIC, Series 5006
2.00%, 06/25/45	269,000	247,726
Federal Home Loan Mortgage Corporation REMIC, Series 5047
0.75%, 10/15/28	817,724	797,444
Federal Home Loan Mortgage Corporation REMIC, Series 5057
1.00%, 04/15/54	959,434	896,619
Federal Home Loan Mortgage Corporation REMIC, Series 5105
1.50%, 04/15/44	137,847	135,012
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 5115
1.00%, 02/25/42	$1,250,616	$1,107,214
Federal Home Loan Mortgage Corporation REMIC, Series 5426
(Floating, U.S. 30-Day Average SOFR + 0.90%), 4.58%, 03/15/50†	853,669	857,841
Federal Home Loan Mortgage Corporation REMIC, Series 5471
(Floating, U.S. 30-Day Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.06%, 11/25/54†	530,432	534,055
Federal Home Loan Mortgage Corporation REMIC, Series 5472
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 6.50% Cap), 4.76%, 11/25/54†	1,603,071	1,608,501
Federal Home Loan Mortgage Corporation REMIC, Series 5478
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor, 6.50% Cap), 5.11%, 04/25/54†	456,826	460,971
Federal Home Loan Mortgage Corporation REMIC, Series 5480
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor, 6.50% Cap), 5.11%, 03/25/54†	442,553	446,553
Federal Home Loan Mortgage Corporation REMIC, Series 5484
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 4.86%, 12/25/54†	476,791	480,854
Federal Home Loan Mortgage Corporation REMIC, Series 5485
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 4.86%, 12/25/54†	1,453,787	1,467,453
Federal Home Loan Mortgage Corporation REMIC, Series 5493
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 4.81%, 01/25/55†	769,804	775,896
Federal Home Loan Mortgage Corporation REMIC, Series 5500
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 4.86%, 02/25/55†	931,060	939,830
Federal Home Loan Mortgage Corporation REMIC, Series 5511
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 4.81%, 03/25/55†	532,037	535,874
Federal Home Loan Mortgage Corporation REMIC, Series 5513
(Floating, U.S. 30-Day Average SOFR + 0.94%, 0.94% Floor, 8.00% Cap), 4.60%, 11/25/54†	3,032,875	3,052,776

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 5570
(Floating, U.S. 30-Day Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.06%, 05/25/55†	$142,637	$143,941
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	130,222	127,501
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA
3.50%, 08/25/57	162,067	158,003
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA
3.00%, 02/25/59	395,137	372,362
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2018-HQA2, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.41%), 6.08%, 10/25/48 144A †	1,535,244	1,579,837
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.31%, 01/25/34 144A †	211,043	211,083
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.50%), 5.16%, 10/25/41 144A †	1,387,244	1,388,884
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA4, Class M1B
(Floating, U.S. 30-Day Average SOFR + 3.35%), 7.01%, 05/25/42 144A †	1,649,800	1,685,874
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.10%), 5.76%, 03/25/42 144A †	44,369	44,426
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA2, Class M1B
(Floating, U.S. 30-Day Average SOFR + 4.00%), 7.66%, 07/25/42 144A †	1,465,000	1,511,024
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2023-HQA3, Class M1
(Floating, U.S. 30-Day Average SOFR + 1.85%), 5.51%, 11/25/43 144A †	$1,343,135	$1,349,735
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-HQA1, Class M1
(Floating, U.S. 30-Day Average SOFR + 1.25%), 4.91%, 03/25/44 144A †	1,171,773	1,171,285
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2026-DNA2, Class M1
(Floating, U.S. 30-Day Average SOFR + 1.20%), 4.87%, 03/25/46 144A †	800,000	800,308
Federal National Mortgage Association
4.80%, 08/01/29† γ	286,854	291,958
4.53%, 09/01/29† γ	199,648	201,319
3.00%, 02/01/31	397,394	388,006
1.50%, 06/01/31	1,056,435	999,767
5.81%, 06/01/31	816,000	829,719
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 2.22% Floor, 11.65% Cap), 6.16%, 09/01/31†	8,075	8,159
2.50%, 10/01/31	134,547	129,998
2.50%, 11/01/31	309,508	298,312
2.50%, 01/01/32	2,103	2,035
3.00%, 03/01/32	207,263	201,558
3.00%, 07/01/32	222,781	216,582
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1M Index + 1.32%, 1.29% Floor, 11.27% Cap), 5.04%, 08/01/32†	8,012	7,984
3.00%, 12/01/32	215,951	209,892
4.30%, 12/01/32	2,100,000	2,082,931
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.28%, 2.25% Floor, 9.72% Cap), 5.88%, 12/01/32†	134,954	138,100
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 2.41% Floor, 9.66% Cap), 6.41%, 06/01/33†	2,785	2,864
4.00%, 09/01/33	420,005	418,089
3.00%, 02/01/34	436,350	424,291
4.00%, 05/01/34	200,400	199,446
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.66%, 1.66% Floor, 10.15% Cap), 5.95%, 02/01/35†	13,638	13,951

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.00%, 09/01/35	$46,202	$43,921
3.50%, 05/01/37	237,393	232,033
4.00%, 07/01/37	15,470	15,190
4.50%, 08/01/37	296,852	297,505
4.00%, 09/01/37	18,904	18,553
4.50%, 10/01/37	479,754	479,398
5.00%, 02/01/38	1,208,439	1,231,560
4.00%, 03/01/38	13,016	12,766
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.73%, 1.73% Floor, 9.51% Cap), 6.38%, 05/01/38†	240,125	249,700
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 10.65% Cap), 5.11%, 08/01/42†	40,762	40,797
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.84% Cap), 5.11%, 08/01/42†	40,120	40,341
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.72%, 1.74% Floor, 8.82% Cap), 6.41%, 09/01/42†	37,518	39,084
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.69%, 1.70% Floor, 7.73% Cap), 6.60%, 07/01/43†	67,627	70,659
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.53% Cap), 5.11%, 07/01/44†	24,144	24,199
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 9.16% Cap), 5.11%, 10/01/44†	19,907	19,921
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.59%, 1.59% Floor, 8.01% Cap), 6.22%, 06/01/45†	100,294	104,019
4.50%, 05/01/47	215,642	212,418
4.50%, 11/01/47	239,939	236,092
4.50%, 11/01/48	119,533	118,084
4.50%, 02/01/49	369,056	364,962
4.00%, 11/01/52	502,101	475,793
4.00%, 12/01/52	340,320	321,612
4.00%, 01/01/53	617,377	584,193
4.00%, 02/01/53	493,366	467,781
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, U.S. 30-Day Average SOFR + 0.54%, 0.43% Floor, 7.00% Cap), 4.21%, 10/25/36†	62,629	62,239
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, U.S. 30-Day Average SOFR + 0.66%, 0.55% Floor, 7.00% Cap), 4.33%, 10/25/37†	220,849	220,230
	Par	Value
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 4.23%, 07/25/42†	$69,673	$68,961
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, U.S. 30-Day Average SOFR + 0.42%, 0.31% Floor), 4.11%, 06/25/55†	62,572	61,914
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor), 4.30%, 03/25/46†	312,790	311,034
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor), 4.25%, 07/25/46†	346,061	343,968
Federal National Mortgage Association REMIC, Series 2018-21
3.50%, 04/25/45	3,237	3,228
Federal National Mortgage Association REMIC, Series 2019-30
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 4.28%, 07/25/49†	363,349	357,209
Federal National Mortgage Association REMIC, Series 2019-53
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 4.20%, 09/25/49†	444,472	434,019
Federal National Mortgage Association REMIC, Series 2019-60
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 4.20%, 10/25/59†	445,325	441,393
Federal National Mortgage Association REMIC, Series 2019-9
3.50%, 06/25/48	466,527	449,268
Federal National Mortgage Association REMIC, Series 2020-79
1.50%, 11/25/50	380,642	351,105
Federal National Mortgage Association REMIC, Series 2024-103
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 4.81%, 01/25/55†	1,179,657	1,188,916

	Par	Value
Federal National Mortgage Association REMIC, Series 2024-38
(Floating, U.S. 30-Day Average SOFR + 0.80%, 0.80% Floor), 4.48%, 01/25/51†	$986,494	$990,579
Federal National Mortgage Association REMIC, Series 2024-88
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 4.86%, 12/25/54†	1,328,137	1,339,442
Federal National Mortgage Association REMIC, Series 2024-90
(Floating, U.S. 30-Day Average SOFR + 1.25%, 1.25% Floor, 7.00% Cap), 4.91%, 11/25/53†	865,672	875,221
Federal National Mortgage Association REMIC, Series 2024-91
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 4.86%, 12/25/54†	706,910	712,927
Federal National Mortgage Association REMIC, Series 2024-94
(Floating, U.S. 30-Day Average SOFR + 1.42%, 1.42% Floor, 6.50% Cap), 5.08%, 12/25/54†	157,771	159,126
Federal National Mortgage Association REMIC, Series 2024-95
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 7.00% Cap), 4.76%, 12/25/54†	442,740	445,530
Federal National Mortgage Association REMIC, Series 2025-16
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 4.81%, 03/25/55†	636,560	641,544
Federal National Mortgage Association REMIC, Series 2025-18
(Floating, U.S. 30-Day Average SOFR + 0.90%, 0.90% Floor, 8.00% Cap), 4.56%, 09/25/54†	2,140,645	2,149,328
Federal National Mortgage Association REMIC, Series 2025-19
(Floating, U.S. 30-Day Average SOFR + 1.16%, 1.16% Floor, 7.00% Cap), 4.82%, 03/25/55†	714,885	720,926
Federal National Mortgage Association REMIC, Series 2025-2
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor, 6.50% Cap), 5.11%, 02/25/55†	142,414	143,732
Federal National Mortgage Association REMIC, Series 2025-35
(Floating, U.S. 30-Day Average SOFR + 1.60%, 1.60% Floor, 6.50% Cap), 5.26%, 05/25/55†	185,096	187,571
	Par	Value
Federal National Mortgage Association REMIC, Series 2025-4
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 4.86%, 12/25/53†	$229,584	$231,542
Federal National Mortgage Association REMIC, Series 2025-6
(Floating, U.S. 30-Day Average SOFR + 1.25%, 1.25% Floor, 7.00% Cap), 4.91%, 02/25/55†	251,295	253,783
Federal National Mortgage Association REMIC, Series 2025-63
(Floating, U.S. 30-Day Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.06%, 08/25/55†	168,465	170,032
Federal National Mortgage Association REMIC, Series 2025-69
5.00%, 06/25/51	1,432,859	1,438,158
FHLMC Multifamily Structured Pass-Through Certificates, Series K121
1.11%, 10/25/30† IO γ	577,188	21,328
FHLMC Multifamily Structured Pass-Through Certificates, Series KIR2
2.75%, 03/25/27	60,990	60,487
FHLMC Multifamily Structured Pass-Through Certificates, Series Q029
(Floating, U.S. 30-Day Average SOFR + 0.55%, 0.55% Floor), 4.22%, 08/25/27†	447,884	447,682
FHLMC Structured Pass-Through Certificates, Series T-32, Class A1
(Floating, CME Term SOFR 1M + 0.37%, 0.26% Floor), 4.05%, 08/25/31†	59,341	59,509
FHLMC Structured Pass-Through Certificates, Series T-56, Class 3AF
(Floating, U.S. 30-Day Average SOFR + 1.11%, 1.00% Floor, 8.50% Cap), 4.78%, 05/25/43†	247,919	248,029
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 5.26%, 07/25/44†	160,766	156,992
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
5.87%, 06/25/34† γ	43,250	43,503
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 02/10/56	490,000	498,222
Flagstar Mortgage Trust, Series 2021-12, Class A19
5.00%, 11/25/51 144A † γ	974,065	956,071

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
GCAT Trust, Series 2021-NQM7, Class A1
1.92%, 08/25/66 144A	$129,890	$120,999
GCAT Trust, Series 2025-NQM6, Class A1
4.94%, 10/25/70 144A † γ	129,408	128,661
Government National Mortgage Association
3.00%, 09/20/26	13,952	13,897
3.00%, 11/20/26	45,640	45,440
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 5.13%, 12/20/26†	1,360	1,365
3.00%, 02/20/27	94,433	93,947
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 5.38%, 07/20/27†	58	58
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 5.13%, 10/20/27†	1,189	1,191
3.00%, 01/20/29	364,333	359,688
8.50%, 10/15/29	8,284	8,380
8.50%, 05/15/30	26,540	27,197
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 5.63%, 05/20/30†	4,545	4,547
8.50%, 07/15/30	9,437	9,580
8.50%, 11/15/30	1,509	1,526
8.50%, 12/15/30	1,491	1,509
7.00%, 06/20/55	187,112	190,624
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 4.09%, 05/20/37†	30,443	30,058
Government National Mortgage Association, Series 2011-H08
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 10.50% Cap), 4.38%, 02/20/61†	40,860	40,922
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 3.95%, 05/20/63†	55,094	55,108
Government National Mortgage Association, Series 2016-H07
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor), 4.55%, 02/20/66†	1,482	1,490
Government National Mortgage Association, Series 2016-H22
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor, 7.50% Cap), 4.55%, 10/20/66†	275,399	276,309
Government National Mortgage Association, Series 2017-136
3.00%, 03/20/47	59,946	57,370
	Par	Value
Government National Mortgage Association, Series 2017-H09
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 5.59%, 04/20/67†	$455,783	$461,832
Government National Mortgage Association, Series 2017-H10
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 5.59%, 04/20/67†	619,688	627,542
Government National Mortgage Association, Series 2018-H02
(Floating, CME Term SOFR 12M + 0.80%, 0.08% Floor, 7.50% Cap), 4.22%, 01/20/68†	839,490	841,551
Government National Mortgage Association, Series 2020-127
1.50%, 06/20/50	406,302	327,291
Government National Mortgage Association, Series 2020-17
2.50%, 10/20/49	60,147	53,387
Government National Mortgage Association, Series 2022-H22
(Floating, U.S. 30-Day Average SOFR + 0.75%, 0.75% Floor, 11.00% Cap), 4.42%, 10/20/72†	279,254	280,223
Government National Mortgage Association, Series 2023-H23
(Floating, U.S. 30-Day Average SOFR + 0.98%, 0.98% Floor, 10.00% Cap), 4.65%, 09/20/73†	2,256,503	2,291,445
Government National Mortgage Association, Series 2024-H07
(Floating, U.S. 30-Day Average SOFR + 0.65%, 0.65% Floor), 4.32%, 02/20/74†	1,055,010	1,056,369
Government National Mortgage Association, Series 2024-H20
(Floating, U.S. 30-Day Average SOFR + 0.76%, 0.76% Floor), 4.43%, 11/20/74†	923,613	930,601
Government National Mortgage Association, Series 2025-204
(Floating, U.S. 30-Day Average SOFR + 0.95%), 4.62%, 12/20/55†	986,924	989,694
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 4.33%, 11/25/45†	41,308	39,905
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 4.15%, 01/25/37†	165,471	154,980
GS Mortgage Securities Corporation Trust, Series 2023-FUN, Class B
(Floating, CME Term SOFR 1M + 2.79%, 2.79% Floor), 6.46%, 03/15/28 144A †	250,000	251,356

	Par	Value
GS Mortgage Securities Corporation Trust, Series 2024-RVR, Class A
5.20%, 08/10/29 144A † γ	$100,000	$100,683
GS Mortgage-Backed Securities Corporation Trust, Series 2020-PJ4, Class A2
3.00%, 01/25/51 144A † γ	132,172	115,364
GS Mortgage-Backed Securities Trust, Series 2025-DSC2, Class A1
(Step to 6.04% on 11/25/29), 5.04%, 01/25/66 144A STEP	146,360	146,951
GS Mortgage-Backed Securities Trust, Series 2025-NQM5, Class A1
(Step to 6.01% on 11/25/29), 5.01%, 07/25/65 144A STEP	102,379	101,905
GS Mortgage-Backed Securities Trust, Series 2025-PJ10, Class A27
(Floating, U.S. 30-Day Average SOFR + 1.35%), 5.01%, 04/25/56 144A †	213,722	214,015
GS Mortgage-Backed Securities Trust, Series 2026-R1, Class A1
(Step to 6.29% on 04/25/30), 5.53%, 04/25/63 144A STEP	345,000	345,991
GSAT Trust, Series 2025-BMF, Class A
(Floating, CME Term SOFR 1M + 1.50%, 1.50% Floor), 5.17%, 07/15/30 144A † γ	530,000	530,252
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
7.88%, 09/25/34† γ	23,816	23,863
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
5.29%, 09/25/35† γ	18,625	17,968
Homes Trust, Series 2024-NQM2, Class A1
(Step to 6.72% on 12/25/28), 5.72%, 10/25/69 144A STEP	281,393	282,913
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 4.17%, 09/25/46†	213,743	200,410
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 4.33%, 06/25/37†	75,142	95,426
Intown Mortgage Trust, Series 2025-STAY, Class A
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 5.02%, 03/15/42 144A †	320,000	319,603
INV Mortgage Trust, Series 2024-IND, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 5.41%, 11/15/41 144A †	110,000	108,745
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2024-IGLG, Class A
5.17%, 11/09/39 144A † γ	190,000	190,494
	Par	Value
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
5.87%, 02/25/35† γ	$4,916	$4,817
JP Morgan Mortgage Trust, Series 2020-LTV1, Class A11
(Floating, CME Term SOFR 1M + 1.11%, 6.00% Cap), 4.79%, 06/25/50 144A †	1,314	1,313
JP Morgan Mortgage Trust, Series 2021-12, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.85%, 5.00% Cap), 4.52%, 02/25/52 144A †	135,447	126,575
JP Morgan Mortgage Trust, Series 2021-14, Class A12
5.00%, 05/25/52 144A † γ	221,993	214,442
JP Morgan Mortgage Trust, Series 2023-DSC1, Class A1
4.63%, 07/25/63 144A	335,849	327,038
JP Morgan Mortgage Trust, Series 2024-NQM1, Class A1
(Step to 6.59% on 01/25/29), 5.59%, 02/25/64 144A STEP	518,655	520,936
JP Morgan Mortgage Trust, Series 2025-NQM2, Class A1
5.57%, 09/25/65 144A † γ	670,713	673,863
JP Morgan Mortgage Trust, Series 2025-NQM3, Class A1
5.50%, 11/25/65 144A † γ	133,005	133,522
JP Morgan Mortgage Trust, Series 2025-NQM4, Class A1
4.95%, 03/25/66 144A † γ	408,097	406,697
LEX Mortgage Trust, Series 2024-BBG, Class A
4.87%, 10/13/33 144A † γ	1,000,000	996,526
LEX Trust, Series 2026-450, Class D
(Floating, CME Term SOFR 1M + 2.35%), 6.02%, 03/15/28 144A †	148,000	147,049
LQR Trust, Series 2025-CALI, Class E
(Floating, CME Term SOFR 1M + 3.95%), 7.62%, 01/15/43†	156,000	154,997
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, CME Term SOFR 1M + 0.45%, 0.34% Floor, 10.50% Cap), 4.13%, 12/25/36†	183,922	164,928
LUX, Series 2023-LION, Class A
(Floating, CME Term SOFR 1M + 2.69%, 2.69% Floor), 6.36%, 08/15/28 144A †	206,513	207,793
MF1, Series 2021-W10, Class A
(Floating, CME Term SOFR 1M + 1.07%, 1.07% Floor), 4.74%, 12/15/34 144A †	110,000	109,601
MFA Trust, Series 2021-INV2, Class A1
1.91%, 11/25/56 144A	169,746	154,227
MFA Trust, Series 2021-RPL1, Class A1
1.13%, 07/25/60 144A	455,353	417,751

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
MFA Trust, Series 2023-INV2, Class A1
(Step to 7.73% on 10/25/27), 6.78%, 10/25/58 144A STEP	$132,360	$133,233
MFA Trust, Series 2023-NQM3, Class A1
(Step to 7.46% on 09/25/27), 6.62%, 07/25/68 144A STEP	344,699	345,652
MFA Trust, Series 2023-NQM4, Class A1
(Step to 7.11% on 01/25/28), 6.11%, 12/25/68 144A STEP	160,679	161,589
MFA Trust, Series 2025-NQM2, Class A1
(Step to 6.68% on 06/25/29), 5.68%, 05/27/70 144A STEP	157,093	157,920
Mill City Mortgage Loan Trust, Series 2017-1, Class M2
3.25%, 11/25/58 144A	42,933	42,634
Mill City Mortgage Loan Trust, Series 2018-3, Class A1
3.50%, 08/25/58 144A	53,958	53,437
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.64%, 12/15/49† IO γ	1,676,172	5,424
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class A3
5.64%, 03/15/58	342,000	353,175
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A
3.90%, 07/20/32 144A	106,656	105,312
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC1, Class A1
(Step to 6.56% on 05/25/29), 5.56%, 03/25/70 144A STEP	233,514	234,455
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM8, Class A1
4.96%, 09/25/70 144A † γ	627,596	626,765
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM1, Class A1
4.81%, 12/25/70 144A † γ	159,854	158,471
NCMF Trust, Series 2025-MFS, Class A
4.88%, 06/10/33 144A † γ	244,000	243,273
NCMF Trust, Series 2025-MFS, Class B
5.51%, 06/10/33 144A † γ	149,000	149,613
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A † γ	343,356	331,546
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1
2.75%, 07/25/59 144A	481,184	466,852
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B
3.50%, 10/25/59 144A † γ	256,630	240,764
	Par	Value
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.75%, 11/25/59 144A	$636,945	$612,283
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A
(Floating, CME Term SOFR 1M + 1.39%), 5.07%, 10/15/40 144A †	190,000	190,092
NY Commercial Mortgage Trust, Series 2025-299P, Class A
5.66%, 02/10/47 144A † γ	150,000	155,721
NYC Commercial Mortgage Trust, Series 2025-11X, Class A
(Floating, CME Term SOFR 1M + 1.74%), 5.42%, 10/15/37 144A †	195,000	195,399
NYC Commercial Mortgage Trust, Series 2025-28L, Class A
4.67%, 11/05/38 144A † γ	600,000	597,868
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.21% Floor), 4.89%, 02/15/42 144A †	132,000	131,229
OBX Trust, Series 2020-EXP3, Class 2A1B
(Floating, CME Term SOFR 1M + 1.01%), 4.69%, 01/25/60 144A †	161,937	161,712
OBX Trust, Series 2023-NQM5, Class A1A
(Step to 7.39% on 07/25/27), 6.57%, 06/25/63 144A STEP	131,224	131,366
OBX Trust, Series 2023-NQM6, Class A1
(Step to 7.52% on 08/25/27), 6.52%, 07/25/63 144A STEP	331,409	332,006
OBX Trust, Series 2024-NQM12, Class A1
(Step to 6.48% on 09/25/28), 5.48%, 07/25/64 144A STEP	721,966	725,291
OBX Trust, Series 2024-NQM13, Class A1
5.12%, 06/25/64 144A	596,132	596,004
OBX Trust, Series 2024-NQM14, Class A1
(Step to 5.94% on 10/25/28), 4.94%, 09/25/64 144A STEP	620,268	619,317
OBX Trust, Series 2024-NQM15, Class A1
(Step to 6.32% on 11/25/28), 5.32%, 10/25/64 144A STEP	452,821	454,353
OBX Trust, Series 2025-NQM10, Class A1
(Step to 6.45% on 06/25/29), 5.45%, 05/25/65 144A STEP	456,514	458,309
OBX Trust, Series 2025-NQM14, Class A1
(Step to 6.16% on 08/25/29), 5.16%, 08/25/64 144A STEP	808,830	809,779

	Par	Value
OBX Trust, Series 2025-NQM2, Class A1
(Step to 6.60% on 02/25/29), 5.60%, 11/25/64 144A STEP	$776,350	$780,541
OBX Trust, Series 2025-NQM3, Class A1
(Step to 6.65% on 03/25/29), 5.65%, 12/01/64 144A STEP	93,423	94,003
OBX Trust, Series 2025-NQM6, Class A1
(Step to 6.60% on 04/25/29), 5.60%, 03/25/65 144A STEP	746,745	751,014
OBX Trust, Series 2025-NQM7, Class A1
(Step to 6.56% on 05/25/29), 5.56%, 05/25/55 144A STEP	1,022,816	1,028,226
OBX Trust, Series 2025-R1, Class A1
(Step to 5.94% on 12/25/29), 4.94%, 09/25/62 144A STEP	623,849	620,141
OBX Trust, Series 2026-NQM2, Class A1
4.82%, 12/01/65 144A † γ	984,330	977,455
Oceanview Mortgage Trust, Series 2025-3, Class AF1
(Floating, U.S. 30-Day Average SOFR + 0.95%, 7.50% Cap), 4.61%, 05/25/55 144A † γ	171,492	172,388
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 4.74%, 01/15/36 144A †	226,538	218,822
PLYM Commercial Mortgage Trust, Series 2026-IND, Class A
(Floating, CME Term SOFR 1M + 1.25%), 4.92%, 03/15/43 144A †	760,000	760,947
PRET Trust, Series 2025-RPL2, Class A1
(Step to 4.25% on 04/25/29), 4.00%, 08/25/64 144A STEP	90,701	88,098
PRET Trust, Series 2025-RPL4, Class A1
(Step to 4.48% on 10/25/29), 4.00%, 03/25/65 144A STEP	668,063	647,409
PRKCM Trust, Series 2021-AFC2, Class A1
2.07%, 11/25/56 144A	235,189	208,854
PRM5 Trust, Series 2025-PRM5, Class A
4.47%, 02/10/28 144A † γ	270,000	268,466
PRPM LLC, Series 2024-RCF1, Class A1
(Step to 5.00% on 02/25/28), 4.00%, 01/25/54 144A STEP	68,709	67,864
PRPM LLC, Series 2025-RCF5, Class A1
(Step to 5.84% on 11/25/29), 4.84%, 10/25/55 144A STEP	449,936	445,359
	Par	Value
PRPM Trust, Series 2023-NQM2, Class A1
(Step to 6.86% on 10/25/27), 6.25%, 08/25/68 144A STEP	$67,600	$67,749
PRPM Trust, Series 2024-NQM2, Class A1
(Step to 7.33% on 08/25/28), 6.33%, 06/25/69 144A STEP	66,350	66,983
PRPM Trust, Series 2025-NQM1, Class A1
(Step to 6.80% on 03/25/29), 5.80%, 11/25/69 144A STEP	144,821	145,697
PRPM Trust, Series 2026-NQM1, Class A1
5.13%, 02/25/71 144A † γ	145,000	144,556
Residential Mortgage Loan Trust, Series 2019-3, Class M1
3.26%, 09/25/59 144A	116,451	115,764
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	1,607	1,624
Santander Mortgage Asset Receivable Trust, Series 2026-NQM1, Class A1
4.95%, 11/25/65 144A † γ	138,445	137,650
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class A
(Floating, CME Term SOFR 1M + 1.25%), 4.92%, 08/15/30 144A †	490,000	489,701
Sequoia Mortgage Trust, Series 2017-CH1, Class A2
3.50%, 08/25/47 144A	6,524	6,061
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A
4.47%, 11/25/63 144A † γ	1,159,412	1,158,519
Sequoia Mortgage Trust, Series 2025-10, Class A26F
(Floating, U.S. 30-Day Average SOFR + 1.25%), 4.91%, 11/25/55 144A †	314,941	316,177
SHRN Trust, Series 2025-MF18, Class A
(Floating, CME Term SOFR 1M + 1.20%), 4.87%, 10/15/40 144A †	760,000	759,066
Starwood Mortgage Residential Trust, Series 2020-3, Class A1
1.49%, 04/25/65 144A	44,608	43,869
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1
1.03%, 11/25/55 144A	33,609	32,340
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 4.09%, 09/25/34†	28,721	27,089

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 4.29%, 07/19/35†	$15,803	$14,851
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 10.50% Cap), 4.35%, 02/25/36†	99,879	85,577
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.17% on 05/25/26), 6.51%, 07/25/37 STEP	145,213	52,891
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A
(Floating, CME Term SOFR 1M + 1.24%, 1.24% Floor), 4.92%, 12/15/39 144A †	315,000	314,849
TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.29% Floor), 4.97%, 04/15/42 144A †	234,000	232,984
Towd Point Mortgage Trust, Series 2015-1, Class A5
4.68%, 10/25/53 144A † γ	105,901	105,614
Towd Point Mortgage Trust, Series 2016-2, Class M1
3.00%, 08/25/55 144A	85,904	85,096
Towd Point Mortgage Trust, Series 2017-4, Class A1
2.75%, 06/25/57 144A	61,323	60,386
Towd Point Mortgage Trust, Series 2018-1, Class A1
3.00%, 01/25/58 144A	57,698	57,462
Towd Point Mortgage Trust, Series 2018-2, Class A1
3.25%, 03/25/58 144A	131,098	130,356
Towd Point Mortgage Trust, Series 2018-6, Class A1A
3.75%, 03/25/58 144A	103,119	102,754
Towd Point Mortgage Trust, Series 2020-1, Class A1
2.71%, 01/25/60 144A † γ	260,298	251,592
Towd Point Mortgage Trust, Series 2020-2, Class A1A
1.64%, 04/25/60 144A	1,059,526	969,475
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A
2.25%, 12/25/61 144A	253,866	248,478
Triton Bond Trust, Series 2021-2, Class A1AU
(Floating, Australian BBSW 1M + 0.70%), 4.56%, 02/09/53(A) †	192,418	132,672
	Par	Value
Uniform Mortgage Backed Securities
5.00%, 05/01/53 TBA	$5,100,000	$5,023,867
6.00%, 06/01/53 TBA	27,800,000	28,297,139
VASA Trust, Series 2021-VASA, Class A
(Floating, CME Term SOFR 1M + 1.01%, 0.90% Floor), 4.69%, 07/15/39 144A †	950,000	933,561
VDCM Commercial Mortgage Trust, Series 2025-AZ, Class A
5.23%, 07/13/44 144A † γ	1,400,000	1,401,083
Verus Securitization Trust, Series 2021-6, Class A1
1.63%, 10/25/66 144A	628,434	550,109
Verus Securitization Trust, Series 2022-1, Class A1
(Step to 3.72% on 05/25/26), 2.72%, 01/25/67 144A STEP	113,952	107,819
Verus Securitization Trust, Series 2024-1, Class A1
(Step to 6.71% on 02/25/28), 5.71%, 01/25/69 144A STEP	184,828	185,356
Verus Securitization Trust, Series 2024-R1, Class A1
5.22%, 04/25/65 144A † γ	381,957	383,189
Verus Securitization Trust, Series 2025-11, Class A1
4.91%, 11/25/70 144A † γ	1,347,640	1,342,249
Verus Securitization Trust, Series 2025-3, Class A1
(Step to 6.62% on 05/25/29), 5.62%, 05/25/70 144A STEP	277,284	279,503
Verus Securitization Trust, Series 2025-4, Class A1
(Step to 6.45% on 06/25/29), 5.45%, 05/25/70 144A STEP	1,010,074	1,014,483
Verus Securitization Trust, Series 2025-9, Class A1
4.94%, 10/27/70 144A † γ	175,532	174,804
Verus Securitization Trust, Series 2026-1, Class A1
4.86%, 01/25/71 144A † γ	227,070	226,078
Verus Securitization Trust, Series 2026-2, Class A1
4.59%, 02/25/71 144A † γ	1,489,872	1,473,002
Verus Securitization Trust, Series 2026-3, Class A1
4.93%, 03/25/71 144A † γ	1,100,000	1,094,523
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 5.26%, 06/25/42†	1,606	1,527

	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A
6.17%, 08/25/33† γ	$40,274	$39,554
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 10.50% Cap), 4.41%, 01/25/45†	51,848	52,182
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 4.60%, 01/25/47†	107,419	100,596
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 4.84%, 06/25/46†	231,736	220,574
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
4.45%, 02/25/37† γ	80,523	72,493
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 2A1
3.41%, 05/25/37† γ	102,578	85,251
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 4.70%, 05/25/47†	2,724	8,458
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3
5.92%, 11/15/57	60,000	62,357
Wells Fargo Commercial Mortgage Trust, Series 2025-DWHP, Class A
(Floating, CME Term SOFR 1M + 2.34%, 2.34% Floor), 6.01%, 04/15/38 144A † γ	1,280,000	1,286,923
Wells Fargo Commercial Mortgage Trust, Series 2025-HI, Class A
(Floating, CME Term SOFR 1M + 1.69%), 5.37%, 10/15/42 144A †	1,400,000	1,397,235
Wells Fargo Commercial Mortgage Trust, Series 2026-1250B, Class A
4.83%, 03/10/41 144A † γ	350,000	346,930
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1
3.00%, 05/25/50 144A † γ	52,048	46,048
	Par	Value
WEST Trust, Series 2025-ROSE, Class A
5.28%, 04/10/30 144A † γ	$217,000	$218,170
Total Mortgage-Backed Securities (Cost $191,664,302)		190,623,857
MUNICIPAL BONDS — 0.0%
Maricopa County Industrial Development Authority, Grand Canyon University Project, Revenue Bond
7.38%, 10/01/29 144A	180,000	189,831
Massachusetts State Educational Financing Authority, Revenue Bond, Senior Series A
6.35%, 07/01/49	145,000	150,590
Total Municipal Bonds (Cost $325,000)		340,421

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Swaptions — 0.0%
Pay 1-Day SOFR (Annually); Receive 3% (Annually); Interest Rate Swap Maturing 07/30/2027 USD, Strike Price $3.00, Expires 07/28/26 (GSC)	1	$45,700,000	24,769
Pay 1-Day SOFR (Annually); Receive 3% (Annually); Interest Rate Swap Maturing 08/05/2027 USD, Strike Price $3.00, Expires 08/03/26 (MSCS)	1	34,300,000	19,850
Pay 1-Day SOFR (Annually); Receive 3% (Annually); Interest Rate Swap Maturing 08/13/2027 USD, Strike Price $3.00, Expires 08/11/26 (GSC)	1	16,400,000	10,280

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3% (Annually); Interest Rate Swap Maturing 08/13/2027 USD, Strike Price $3.00, Expires 08/11/26 (MSCS)	1	$18,000,000	$11,282
			66,181
Put Swaptions — 0.0%
Pay 3.65% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/11/2027 USD, Strike Price $3.65, Expires 09/09/26 (DEUT)	1	15,100,000	41,238
Pay 3.65% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/11/2027 USD, Strike Price $3.65, Expires 09/09/26 (MSCS)	1	10,600,000	28,948
Pay 3.65% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/11/2027 USD, Strike Price $3.65, Expires 09/09/26 (DEUT)	1	20,900,000	57,078
Pay 4.25% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 12/11/2027 USD, Strike Price $4.25, Expires 12/09/26 (BNP)	1	56,800,000	68,393
			195,657
Total Purchased Options (Premiums paid $176,896)			261,838

	Par
U.S. TREASURY OBLIGATIONS — 17.0%
U.S. Treasury Bill
3.68%, 04/09/26Ω ‡‡	$500,000	499,599
U.S. Treasury Inflationary Indexed Note
2.13%, 04/15/29‡‡ Δ	1,104,128	1,133,860
U.S. Treasury Notes
3.75%, 04/30/27	2,570,000	2,569,179
	Par	Value
3.50%, 01/31/28	$16,300,000	$16,208,313
3.38%, 02/29/28Δ	14,665,000	14,550,430
3.50%, 04/30/28	20,747,000	20,618,142
3.75%, 05/15/28Δ	3,055,000	3,051,241
3.88%, 06/15/28	10,500,000	10,515,586
3.88%, 07/15/28Δ	5,270,000	5,276,896
3.38%, 09/15/28	5,005,000	4,953,777
1.25%, 09/30/28	6,000,000	5,635,664
3.50%, 10/15/28	6,825,000	6,772,746
3.50%, 11/15/28	381,000	377,949
3.50%, 12/15/28	4,525,000	4,488,146
3.50%, 01/15/29Δ	4,780,000	4,739,669
3.50%, 02/15/29	35,750,000	35,441,377
3.75%, 01/31/31	2,150,000	2,131,859
3.50%, 02/28/31Δ	2,935,000	2,878,249
		140,209,223
Total U.S. Treasury Obligations (Cost $142,482,330)		141,842,682

	Shares
MONEY MARKET FUNDS — 5.8%
Northern Institutional Liquid Assets Portfolio (Shares), 3.70%Ø §	6,456,178	6,456,178
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø ∞	42,295,883	42,295,883
Total Money Market Funds (Cost $48,752,061)		48,752,061

	Par
REPURCHASE AGREEMENT — 0.4%
Citigroup Global Markets, Inc. 3.69% (dated 03/31/26, due 04/01/26, repurchase price $2,900,297, collateralized by U.S. Treasury Notes, 0.000%, due 10/31/26, total market value $2,939,590) (Cost $2,900,000)	$2,900,000	2,900,000
TOTAL INVESTMENTS — 106.4% (Cost $888,944,398)		887,458,187
Liabilities in Excess of Other Assets — (6.4)%		(53,442,007)
NET ASSETS — 100.0%		$834,016,180

Futures Contracts outstanding at March 31, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
3-Year Commonwealth Treasury Bond	06/2026	141	$10,083,855	$(38,153)
10-Year U.S. Treasury Note	06/2026	(129)	(14,325,047)	256,117
U.S. Treasury Long Bond	06/2026	(11)	(1,252,625)	32,316
Ultra 10-Year U.S. Treasury Note	06/2026	(190)	(21,567,969)	332,767
Ultra Long U.S. Treasury Bond	06/2026	(26)	(3,030,625)	101,580
2-Year U.S. Treasury Note	06/2026	1,698	352,242,140	(1,511,291)
5-Year U.S. Treasury Note	06/2026	(234)	(25,314,047)	229,068
3-Month Euro-Euribor	12/2026	76	21,341,847	(44,600)
3-Month SONIA SO3	03/2027	66	20,887,204	(107,288)
3-Month CME SOFR	03/2028	387	93,455,663	(204,495)
Total Futures Contracts outstanding at March 31, 2026			$432,520,396	$(953,979)
Forward Foreign Currency Contracts outstanding at March 31, 2026:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/02/26	U.S. Dollars	2,752,644	Australian Dollars	3,874,692	HSBC	$79,300
04/02/26	U.S. Dollars	1,537,929	Canadian Dollars	2,102,602	BOA	26,461
04/02/26	U.S. Dollars	1,163,856	Euro	984,407	BNP	26,030
06/02/26	Brazilian Reals	3,427,980	U.S. Dollars	636,597	GSC	16,056
04/02/26	U.S. Dollars	436,449	Singapore Dollars	550,031	JPM	8,642
04/02/26	U.S. Dollars	1,042,479	Euro	895,000	BOA	7,993
04/02/26	U.S. Dollars	662,008	New Zealand Dollars	1,139,429	HSBC	7,235
04/02/26	U.S. Dollars	174,446	Swiss Francs	134,245	BAR	6,556
05/04/26	U.S. Dollars	1,281,893	Canadian Dollars	1,772,339	SC	5,929
04/15/26	U.S. Dollars	163,074	South Korean Won	238,644,474	HSBC	5,783
04/02/26	Brazilian Reals	3,895,167	U.S. Dollars	746,930	BOA	5,054
04/07/26	U.S. Dollars	336,209	Indian Rupees	31,416,477	CITI	4,475
04/02/26	U.S. Dollars	141,609	Australian Dollars	199,000	BNP	4,309
05/04/26	U.S. Dollars	428,273	Singapore Dollars	545,851	DEUT	2,629
04/02/26	U.S. Dollars	289,177	British Pounds	217,000	HSBC	1,956
04/16/26	U.S. Dollars	64,413	Thai Baht	2,057,238	BNP	1,950
04/13/26	Mexican Pesos	1,348,775	U.S. Dollars	73,236	GSC	1,936
05/07/26	Japanese Yen	35,129,854	U.S. Dollars	220,351	HSBC	1,774
05/07/26	Japanese Yen	48,732,088	U.S. Dollars	306,357	BOA	1,774
04/07/26	U.S. Dollars	44,000	Indian Rupees	4,073,489	SC	987
04/06/26	U.S. Dollars	52,777	Israeli Shekels	162,961	BNP	936
04/13/26	U.S. Dollars	53,109	Israeli Shekels	164,084	DEUT	895
04/07/26	U.S. Dollars	51,848	Indian Rupees	4,825,776	DEUT	892
04/13/26	Mexican Pesos	540,225	U.S. Dollars	29,311	BOA	798
06/10/26	U.S. Dollars	48,251	Israeli Shekels	149,059	UBS	740
04/06/26	U.S. Dollars	53,110	Israeli Shekels	164,711	DEUT	712
06/17/26	U.S. Dollars	46,682	Israeli Shekels	144,206	BOA	710
04/24/26	Indian Rupees	7,541,260	U.S. Dollars	79,297	DEUT	628
04/13/26	U.S. Dollars	56,738	Israeli Shekels	176,382	GSC	611
06/17/26	U.S. Dollars	27,923	Israeli Shekels	85,705	UBS	601
06/10/26	U.S. Dollars	31,139	Israeli Shekels	95,818	BAR	597
06/10/26	U.S. Dollars	27,293	Israeli Shekels	84,080	BOA	493
04/07/26	U.S. Dollars	67,847	Indian Rupees	6,378,975	JPM	490
06/17/26	U.S. Dollars	38,497	Mexican Pesos	686,000	GSC	483

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/26	U.S. Dollars	20,743	Israeli Shekels	63,725	JPM	$428
04/07/26	U.S. Dollars	42,932	Indian Rupees	4,031,315	BOA	364
04/17/26	U.S. Dollars	20,000	Thai Baht	646,787	BNP	360
04/09/26	Mexican Pesos	213,349	U.S. Dollars	11,590	JPM	305
04/20/26	U.S. Dollars	34,165	Thai Baht	1,115,337	BNP	289
05/07/26	Chinese Offshore Yuan	386,475	U.S. Dollars	55,988	JPM	283
06/10/26	U.S. Dollars	14,253	Israeli Shekels	43,945	CITI	246
05/07/26	Chinese Offshore Yuan	367,318	U.S. Dollars	53,243	DEUT	239
06/17/26	U.S. Dollars	43,410	Thai Baht	1,414,918	DEUT	231
04/20/26	U.S. Dollars	45,360	South African Rand	765,156	JPM	213
04/15/26	U.S. Dollars	24,199	Polish Zloty	89,043	UBS	213
04/02/26	U.S. Dollars	106,100	British Pounds	80,000	BNP	212
05/05/26	Brazilian Reals	157,475	U.S. Dollars	30,000	BNP	188
06/10/26	U.S. Dollars	19,915	Indonesian Rupiahs	335,758,934	GSC	176
06/17/26	U.S. Dollars	21,898	Mexican Pesos	392,000	BOA	176
04/16/26	U.S. Dollars	4,038	Thai Baht	128,566	SC	134
04/15/26	U.S. Dollars	63,157	Polish Zloty	233,992	JPM	125
04/24/26	Indian Rupees	12,894,478	U.S. Dollars	136,547	CITI	114
05/04/26	Indonesian Rupiahs	809,131,729	U.S. Dollars	47,535	BNP	109
04/02/26	U.S. Dollars	6,427	New Zealand Dollars	11,000	SC	106
04/27/26	U.S. Dollars	16,000	South Korean Won	23,959,160	BNP	89
04/15/26	U.S. Dollars	19,746	Polish Zloty	73,091	BOA	57
04/20/26	U.S. Dollars	20,550	South African Rand	348,000	BNP	16
04/02/26	U.S. Dollars	10,032	Chinese Offshore Yuan	69,000	BNP	14
04/02/26	Chinese Offshore Yuan	155,000	U.S. Dollars	22,491	CITI	13
06/17/26	U.S. Dollars	23,079	Thai Baht	755,883	GSC	12
06/10/26	U.S. Dollars	5,741	Israeli Shekels	18,000	JPM	4
04/27/26	Indonesian Rupiahs	421,750,491	U.S. Dollars	24,833	BNP	3
Subtotal Appreciation						$231,134
06/17/26	U.S. Dollars	3,907	Thai Baht	128,095	GSC	$(2)
04/20/26	Thai Baht	3,206	U.S. Dollars	101	BNP	(4)
04/02/26	U.S. Dollars	7,100	Chinese Offshore Yuan	49,000	CITI	(14)
05/05/26	Thai Baht	393,942	U.S. Dollars	12,000	BNP	(20)
04/13/26	Taiwan Dollars	127,388	U.S. Dollars	4,000	BNP	(21)
06/10/26	U.S. Dollars	19,000	Indonesian Rupiahs	323,562,400	BAR	(22)
04/02/26	U.S. Dollars	9,990	Chinese Offshore Yuan	69,000	JPM	(28)
04/02/26	U.S. Dollars	17,974	Chinese Offshore Yuan	124,000	BOA	(30)
04/13/26	Indonesian Rupiahs	105,070,005	U.S. Dollars	6,219	GSC	(34)
04/20/26	South Korean Won	7,599,982	U.S. Dollars	5,063	BNP	(38)
04/16/26	Taiwan Dollars	238,969	U.S. Dollars	7,500	BNP	(39)
04/02/26	U.S. Dollars	35,869	Japanese Yen	5,700,000	CITI	(47)
04/02/26	Chinese Offshore Yuan	110,000	U.S. Dollars	16,021	GSC	(50)
04/20/26	Taiwan Dollars	799,449	U.S. Dollars	25,000	BNP	(50)
04/23/26	Taiwan Dollars	959,241	U.S. Dollars	30,000	BNP	(74)
04/02/26	Japanese Yen	599,933	U.S. Dollars	3,858	BOA	(78)
04/23/26	U.S. Dollars	20,000	Thai Baht	661,168	BNP	(87)
04/17/26	Indonesian Rupiahs	507,989,319	U.S. Dollars	30,000	BNP	(94)
04/15/26	U.S. Dollars	20,107	Polish Zloty	75,006	JPM	(98)
04/16/26	Thai Baht	885,551	U.S. Dollars	26,986	GSC	(98)
06/10/26	Indonesian Rupiahs	168,441,346	U.S. Dollars	10,025	CITI	(122)
04/13/26	South Korean Won	5,891,286	U.S. Dollars	4,000	BNP	(122)
04/24/26	Indian Rupees	6,389,898	U.S. Dollars	67,847	JPM	(124)
04/16/26	Indonesian Rupiahs	442,579,482	U.S. Dollars	26,181	BNP	(126)
04/24/26	Indian Rupees	4,038,527	U.S. Dollars	42,932	BOA	(130)
04/07/26	U.S. Dollars	79,297	Indian Rupees	7,525,004	DEUT	(161)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/17/26	Thai Baht	648,688	U.S. Dollars	19,861	DEUT	$(163)
04/16/26	South Korean Won	11,119,693	U.S. Dollars	7,500	BNP	(166)
06/10/26	Indonesian Rupiahs	353,782,038	U.S. Dollars	20,973	GSC	(174)
04/20/26	Thai Baht	99,674	U.S. Dollars	3,203	CITI	(176)
04/27/26	Taiwan Dollars	1,584,556	U.S. Dollars	49,588	BNP	(176)
04/13/26	Indonesian Rupiahs	507,759,143	U.S. Dollars	30,068	BNP	(179)
04/16/26	Thai Baht	769,113	U.S. Dollars	23,549	DEUT	(197)
04/15/26	South Korean Won	16,385,589	U.S. Dollars	11,000	MSCS	(200)
04/20/26	U.S. Dollars	39,851	South African Rand	678,900	JPM	(207)
04/13/26	Taiwan Dollars	2,400,647	U.S. Dollars	75,224	SC	(244)
04/24/26	Indian Rupees	3,910,667	U.S. Dollars	41,716	DEUT	(269)
05/04/26	U.S. Dollars	65,999	Taiwan Dollars	2,126,691	BNP	(284)
05/06/26	U.S. Dollars	94,899	Indian Rupees	8,979,150	BNP	(296)
05/05/26	U.S. Dollars	38,884	Israeli Shekels	123,023	BNP	(297)
06/10/26	Israeli Shekels	97,000	U.S. Dollars	31,231	JPM	(312)
04/02/26	U.S. Dollars	47,027	Euro	41,000	CITI	(363)
04/27/26	Indonesian Rupiahs	1,807,498,171	U.S. Dollars	106,831	BNP	(391)
04/02/26	U.S. Dollars	58,500	Brazilian Reals	305,211	BNP	(423)
04/07/26	Indian Rupees	1,821,599	U.S. Dollars	19,788	DEUT	(554)
06/10/26	Indonesian Rupiahs	1,078,671,612	U.S. Dollars	63,973	SC	(559)
04/02/26	Chinese Offshore Yuan	801,764	U.S. Dollars	117,022	DEUT	(616)
04/02/26	Swiss Francs	82,000	U.S. Dollars	103,240	HSBC	(689)
04/02/26	Japanese Yen	6,645,795	U.S. Dollars	42,701	MSCS	(826)
06/10/26	Indonesian Rupiahs	1,527,271,615	U.S. Dollars	90,732	BNP	(945)
04/02/26	U.S. Dollars	48,000	Brazilian Reals	253,950	UBS	(1,027)
04/15/26	Polish Zloty	156,488	U.S. Dollars	43,488	BAR	(1,334)
04/02/26	British Pounds	68,206	U.S. Dollars	91,905	SC	(1,628)
04/20/26	South African Rand	947,857	U.S. Dollars	57,921	BAR	(1,994)
04/20/26	South African Rand	2,530,705	U.S. Dollars	151,553	JPM	(2,232)
04/15/26	Polish Zloty	389,025	U.S. Dollars	107,401	UBS	(2,608)
04/02/26	Japanese Yen	24,399,476	U.S. Dollars	156,407	SC	(2,666)
04/02/26	Singapore Dollars	547,076	U.S. Dollars	428,273	DEUT	(2,765)
04/24/26	Indian Rupees	18,574,353	U.S. Dollars	199,662	CITI	(2,804)
04/15/26	Polish Zloty	353,589	U.S. Dollars	98,103	BNP	(2,855)
04/02/26	Canadian Dollars	330,000	U.S. Dollars	240,323	JPM	(3,100)
04/07/26	Indian Rupees	7,852,219	U.S. Dollars	86,295	SC	(3,381)
06/17/26	Mexican Pesos	1,866,634	U.S. Dollars	106,930	HSBC	(3,493)
06/17/26	Mexican Pesos	1,908,322	U.S. Dollars	109,385	GSC	(3,637)
04/22/26	Polish Zloty	503,222	U.S. Dollars	139,340	UBS	(3,786)
06/17/26	Mexican Pesos	2,461,702	U.S. Dollars	141,042	UBS	(4,630)
04/22/26	Polish Zloty	873,568	U.S. Dollars	240,479	DEUT	(5,165)
06/17/26	Mexican Pesos	2,478,115	U.S. Dollars	142,604	BAR	(5,282)
04/02/26	Canadian Dollars	1,774,781	U.S. Dollars	1,281,893	SC	(6,082)
05/04/26	New Zealand Dollars	1,139,429	U.S. Dollars	662,794	HSBC	(7,236)
04/02/26	Japanese Yen	58,207,179	U.S. Dollars	374,182	HSBC	(7,419)
05/04/26	U.S. Dollars	1,491,262	Australian Dollars	2,174,692	DEUT	(8,511)
05/04/26	U.S. Dollars	2,210,538	Euro	1,920,407	BOA	(12,934)
04/02/26	U.S. Dollars	636,597	Brazilian Reals	3,382,877	GSC	(16,487)
04/07/26	Indian Rupees	48,566,037	U.S. Dollars	532,793	CITI	(19,973)
04/02/26	Australian Dollars	1,899,000	U.S. Dollars	1,334,431	CITI	(24,216)
04/02/26	New Zealand Dollars	1,150,429	U.S. Dollars	687,802	SC	(26,708)
Subtotal Depreciation						$(194,372)
Total Forward Foreign Currency Contracts outstanding at March 31, 2026						$36,762

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Swap Agreements outstanding at March 31, 2026:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Sovereign Issuers—Buy Protection
Republic of Korea, 2.75% due 1/19/2027 (Pay Quarterly)	(1.00)%	12/20/2030	MSCS	USD	1,600,000	$(47,505)	$(62,820)	$15,315
						$(47,505)	$(62,820)	$15,315

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes—Sell Protection
iTraxx Europe & Crossover Series 44 (Receive Quarterly)	0.92%	5.00%	12/20/2030	BOA	EUR	1,200,000	$240,148	$274,268	$(34,120)
iTraxx Europe & Crossover Series 44 (Receive Quarterly)	0.92%	5.00%	12/20/2030	JPM	EUR	800,000	160,099	181,744	(21,645)
iTraxx Europe & Crossover Series 44 (Receive Quarterly)	0.92%	5.00%	12/20/2030	BNP	EUR	300,000	60,037	68,616	(8,579)
							$460,284	$524,628	$(64,344)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
3.33% (Annually)	1-Day SOFR (Annually)	8/31/2030	USD	30,977,300	$304,188	$100,223	$203,965
3.38% (Annually)	1-Day SOFR (Annually)	8/31/2030	USD	300,000	2,356	—	2,356
3.75% (Annually)	1-Day SOFR (Annually)	12/17/2032	USD	2,000,000	(5,761)	(45,341)	39,580
3.00% (Annually)	6-Month EURIBOR (Semiannually)	9/16/2056	EUR	300,000	7,176	2,661	4,515
Subtotal Appreciation					$307,959	$57,543	$250,416
3.65% (Annually)	1-Day SOFR (Annually)	9/11/2027	USD	24,100,000	$3,709	$38,770	$(35,061)
3.86% (Annually)	1-Day SOFR (Annually)	2/28/2029	USD	5,400,000	(42,662)	—	(42,662)
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2029	USD	2,200,000	(13,262)	5,556	(18,818)
1-Day SONIA (Annually)	3.50% (Annually)	3/18/2031	GBP	7,260,000	(300,395)	(31,356)	(269,039)
6-Month ASX BBSW (Semiannually)	4.25% (Semiannually)	3/18/2036	AUD	4,200,000	(182,696)	7,362	(190,058)
6-Month EURIBOR (Semiannually)	2.75% (Annually)	9/16/2036	EUR	600,000	(21,490)	(21,175)	(315)
Subtotal Depreciation					$(556,796)	$(843)	$(555,953)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2026					$(248,837)	$56,700	$(305,537)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.7%
Federal Farm Credit Banks Funding Corporation
2.90%, 04/12/32	$2,640,000	$2,469,089
3.30%, 05/19/32	1,310,000	1,255,043
2.85%, 03/28/34	2,880,000	2,605,463
1.70%, 04/23/35	3,800,000	2,990,805
3.08%, 03/30/37	1,770,000	1,543,215
Federal Home Loan Mortgage Corporation
0.80%, 10/28/26‡‡	7,200,000	7,079,808
Tennessee Valley Authority
3.50%, 12/15/42	500,000	417,065
4.25%, 09/15/52	1,050,000	888,228
5.25%, 02/01/55	350,000	345,339
4.63%, 09/15/60	500,000	441,041
4.25%, 09/15/65	5,400,000	4,453,281
Tennessee Valley Authority Principal Strip
3.50%, 09/15/39Ω	400,000	203,539
3.06%, 01/15/48Ω	600,000	188,446
2.25%, 04/01/56Ω	1,000,000	198,343
Total Agency Obligations (Cost $26,789,483)		25,078,705
ASSET-BACKED SECURITIES — 12.2%
1988 CLO 4, Ltd., Series 2024-4A, Class D
(Floating, CME Term SOFR 3M + 4.25%, 4.25% Floor), 7.92%, 04/15/37 144A †	1,750,000	1,751,186
Aaset Trust, Series 2021-1A, Class A
2.95%, 11/16/41 144A	343,922	331,989
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	634,727	600,648
AASET, Ltd., Series 2024-2A, Class A
5.93%, 09/16/49 144A	938,490	947,225
AASET, Ltd., Series 2025-2A, Class A
5.52%, 02/16/50 144A	331,225	329,038
AASET, Ltd., Series 2025-3A, Class A
5.24%, 02/16/50 144A	245,141	242,294
AASET, Series 2024-1A, Class A1
6.26%, 05/16/49 144A	902,624	916,464
AASET, Series 2024-1A, Class A2
6.26%, 05/16/49 144A	722,099	733,434
AASET, Series 2025-1A, Class A
5.94%, 02/16/50 144A	919,096	926,433
ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASP1, Class A2B
(Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor), 4.19%, 03/25/37†	2,087,495	852,455
	Par	Value
ACHM Trust, Series 2025-HE1, Class A
5.92%, 03/25/55 144A	$199,526	$202,066
Acrec LLC, Series 2025-FL3, Class B
(Floating, CME Term SOFR 1M + 1.94%), 5.62%, 08/18/42 144A †	1,250,000	1,248,118
Affirm Master Trust, Series 2025-3A, Class B
4.75%, 10/16/34 144A	125,000	124,352
AGL CLO 39, Ltd., Series 2025-39A, Class B
(Floating, CME Term SOFR 3M + 1.50%), 5.17%, 04/20/38 144A †	900,000	899,371
AGL CLO 42, Ltd., Series 2025-42A, Class A1
(Floating, CME Term SOFR 3M + 1.30%), 4.97%, 07/22/38 144A †	535,000	535,375
AIMCO CLO 21, Ltd., Series 2024-21A, Class B
(Floating, CME Term SOFR 3M + 1.92%, 1.92% Floor), 5.59%, 04/18/37 144A †	385,000	385,019
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A
4.80%, 08/15/27 144A	967,070	967,877
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2
1.94%, 08/15/46 144A	3,400,000	3,365,592
ALLO Issuer LLC, Series 2024-1A, Class A2
5.94%, 07/20/54 144A	1,000,000	1,009,850
ALLO Issuer LLC, Series 2025-1A, Class A2
5.53%, 04/20/55 144A	500,000	502,310
ALTDE Trust, Series 2025-1A, Class A
5.90%, 08/15/50 144A	1,342,238	1,353,104
American Airlines Pass-Through Trust, Series 2017-2, Class AA
3.35%, 10/15/29	1,247,575	1,207,537
American Airlines Pass-Through Trust, Series 2021-1, Class A
2.88%, 07/11/34	1,868,333	1,674,347
American Credit Acceptance Receivables Trust, Series 2025-1, Class D
5.54%, 08/12/31 144A	1,390,000	1,403,171
American Credit Acceptance Receivables Trust, Series 2025-4, Class B
4.55%, 01/14/30 144A	1,100,000	1,101,802
American Express Credit Account Master Trust, Series 2025-3, Class A
4.51%, 04/15/32	2,600,000	2,628,654

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M3
(Floating, CME Term SOFR 1M + 0.79%, 0.68% Floor), 4.47%, 01/25/36†	$44,175	$44,587
AMMC CLO 30, Ltd., Series 2024-30A, Class A1R
(Floating, CME Term SOFR 3M + 1.23%), 4.82%, 04/15/39 144A †	2,300,000	2,300,283
Anchorage Capital CLO 6, Ltd., Series 2015-6A, Class AR4
(Floating, CME Term SOFR 3M + 1.37%), 5.04%, 07/22/38 144A †	670,000	670,836
Anchorage Credit Funding 13, Ltd., Series 2021-13A, Class A2
2.80%, 07/27/39 144A	1,000,000	974,105
Applebee's Funding LLC, Series 2025-1A, Class A2
6.72%, 06/07/55 144A	2,095,000	2,098,185
Aqua Finance Issuer Trust, Series 2025-A, Class A
5.25%, 12/19/50 144A	421,050	426,607
Aqua Finance Trust, Series 2024-A, Class B
5.06%, 04/18/50 144A	1,515,000	1,519,930
Aqueduct European CLO 14 DAC, Series 2025-14A, Class B
(Floating, Euribor 3M + 1.85%), 3.97%, 01/25/39(E) 144A †	1,100,000	1,269,556
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor), 5.12%, 01/15/37 144A †	483,424	483,527
Arbys Funding LLC, Series 2020-1A, Class A2
3.24%, 07/30/50 144A	2,079,000	2,029,763
AREIT, Ltd., Series 2025-CRE10, Class A
(Floating, CME Term SOFR 1M + 1.39%), 5.07%, 12/17/29 144A †	1,300,000	1,301,877
AREIT, Series 2025-CRE11, Class B
(Floating, CME Term SOFR 1M + 2.00%), 5.68%, 06/18/43 144A †	300,000	299,159
Ares Direct Lending CLO 2 LLC, Series 2024-2A, Class C
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 6.02%, 10/20/36 144A †	1,500,000	1,493,687
Ares Direct Lending CLO 6 LLC, Series 2025-2A, Class A1
(Floating, CME Term SOFR 3M + 1.45%), 5.20%, 10/16/37 144A †	750,000	751,788
	Par	Value
Ares Direct Lending CLO 6 LLC, Series 2025-2A, Class B
(Floating, CME Term SOFR 3M + 1.80%), 5.55%, 10/16/37 144A †	$1,500,000	$1,496,360
Ares Direct Lending CLO 7 LLC, Series 2025-3A, Class B
(Floating, CME Term SOFR 3M + 1.85%), 5.58%, 01/20/38 144A †	500,000	498,819
Ares Direct Lending CLO 8 LLC, Series 2025-4A, Class B
(Floating, CME Term SOFR 3M + 1.75%), 5.42%, 01/20/39 144A †	800,000	797,953
Ares European CLO XXI DAC, Series 21A, Class B
(Floating, Euribor 3M + 1.70%), 3.72%, 04/15/38(E) 144A †	610,000	697,888
Ares LVI CLO, Ltd., Series 2020-56A, Class CR2
(Floating, CME Term SOFR 3M + 1.90%), 5.57%, 01/25/38 144A †	1,000,000	1,001,751
Ares LXV CLO, Ltd., Series 2022-65A Class DR
(Floating, CME Term SOFR 3M + 2.95%), 6.62%, 07/25/34 144A †	1,850,000	1,756,494
Arini European CLO IX DAC, Series 9A, Class B
(Floating, 2.00% - Euribor 3M), 0.00%, 04/15/40(E) 144A †	800,000	924,680
Arini European CLO VII DAC, Series 7A, Class B
(Floating, Euribor 3M + 1.80%), 3.90%, 01/15/39(E) 144A †	1,700,000	1,955,842
Armada Euro CLO IX DAC, Series 9A, Class B
(Floating, Euribor 3M + 1.85%), 3.93%, 10/30/39(E) 144A †	1,400,000	1,612,187
Atlas SP Aircraft Loan Participation
0.00%, 12/12/30	1,200,000	1,200,000
Aurium CLO VIII DAC, Series 8A, Class CR
(Floating, Euribor 3M + 2.15%), 4.16%, 10/16/38(E) 144A †	1,600,000	1,855,443
AutoNation Finance Trust, Series 2025-1A, Class C
5.19%, 12/10/30 144A	100,000	101,470
AutoNation Finance Trust, Series 2025-1A, Class D
5.63%, 09/10/32 144A	100,000	101,329
AutoNation Finance Trust, Series 2026-1A, Class D
5.07%, 01/11/34 144A	300,000	298,357
Avant Loans Funding Trust, Series 2026-REV1, Class A
4.52%, 05/15/36 144A	455,000	451,798

	Par	Value
Avant Loans Funding Trust, Series 2026-REV1, Class B
4.89%, 05/15/36 144A	$445,000	$441,249
Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class A
5.25%, 04/20/29 144A	1,075,000	1,090,487
Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D
7.35%, 04/20/28 144A	250,000	253,730
Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C
7.34%, 02/20/30 144A	1,305,000	1,363,097
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A
5.36%, 06/20/30 144A	1,230,000	1,258,812
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B
5.85%, 06/20/30 144A	1,000,000	1,024,618
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C
6.48%, 06/20/30 144A	250,000	256,762
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A
5.23%, 12/20/30 144A	1,345,000	1,369,650
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C
6.11%, 12/20/30 144A	250,000	253,780
Bain Capital Credit CLO, Ltd., Series 2017-2A, Class BR3
(Floating, CME Term SOFR 3M + 1.75%, 1.75% Floor), 5.42%, 07/25/37 144A †	1,925,000	1,926,426
Bain Capital Credit CLO, Ltd., Series 2022-4A, Class A1R
(Floating, CME Term SOFR 3M + 1.38%, 1.38% Floor), 5.05%, 10/16/37 144A †	825,000	825,729
Bain Capital Credit CLO, Ltd., Series 2024-6A, Class B
(Floating, CME Term SOFR 3M + 1.70%, 1.70% Floor), 5.37%, 01/21/38 144A †	1,715,000	1,716,854
Bain Capital Credit CLO, Ltd., Series 2025-5A, Class D1
(Floating, CME Term SOFR 3M + 2.60%), 6.22%, 01/19/39 144A †	1,890,000	1,880,185
Bain Capital Credit CLO, Series 2019-1A, Class CR3
(Floating, CME Term SOFR 3M + 1.60%), 5.26%, 04/19/34 144A †	3,425,000	3,421,575
Barclays Dryrock Issuance Trust, Series 2023-1, Class A
4.72%, 02/15/29	2,400,000	2,400,501
	Par	Value
Barings CLO, Ltd., Series 2024-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.17%), 4.85%, 01/20/39 144A †	$4,825,000	$4,820,290
BCRED CLO LLC, Series 2025-1A, Class C
(Floating, CME Term SOFR 3M + 2.00%), 5.67%, 04/20/37 144A †	900,000	895,571
BDS LLC, Series 2024-FL13, Class AS
(Floating, CME Term SOFR 1M + 1.99%, 1.99% Floor), 5.66%, 09/19/39 144A †	1,000,000	1,001,788
BDS LLC, Series 2025-FL14, Class B
(Floating, CME Term SOFR 1M + 1.69%), 5.37%, 10/17/42 144A †	1,350,000	1,353,113
BDS LLC, Series 2025-FL15, Class B
(Floating, CME Term SOFR 1M + 1.90%), 5.58%, 03/19/43 144A †	1,250,000	1,245,712
BDS LLC, Series 2025-FL16, Class B
(Floating, CME Term SOFR 1M + 1.85%), 5.53%, 06/19/43 144A †	300,000	298,047
Belmont Park CLO, Ltd., Series 2024-1A, Class A1R
(Floating, 1.28% - CME Term SOFR 3M), 0.00%, 04/15/37 144A †	3,110,000	3,110,000
Benefit Street Partners CLO 43, Ltd., Series 2025-43A, Class A
(Floating, CME Term SOFR 3M + 1.27%), 5.07%, 10/20/38 144A †	250,000	250,017
BHG Securitization Trust, Series 2025-1CON, Class A
4.82%, 04/17/36 144A	320,360	321,224
BHG Securitization Trust, Series 2025-1CON, Class B
5.26%, 04/17/36 144A	80,928	81,443
Birch Grove CLO 13, Ltd., Series 2025-13A, Class A1
(Floating, CME Term SOFR 3M + 1.31%), 5.47%, 10/23/38 144A †	680,000	680,434
Birch Grove CLO 6, Ltd., Series 2023-6A, Class A1R
(Floating, CME Term SOFR 3M + 1.38%), 5.05%, 07/20/37 144A †	400,000	400,435
Birch Grove CLO 7, Ltd., Series 2023-7A, Class A1R
(Floating, CME Term SOFR 3M + 1.26%), 4.93%, 10/20/38 144A †	450,000	450,101
Blue Stream Issuer LLC, Series 2023-1A, Class A2
5.40%, 05/20/53 144A	1,000,000	1,004,083

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Bridgepoint CLO IX DAC, Series 9A, Class B
(Floating, Euribor 3M + 1.80%), 3.91%, 10/15/39(E) 144A †	$1,300,000	$1,486,708
BRSP, Ltd., Series 2024-FL2, Class A
(Floating, CME Term SOFR 1M + 1.95%, 1.95% Floor), 5.62%, 08/19/37 144A †	750,000	750,531
BSPRT Issuer LLC, Series 2024-FL11, Class B
(Floating, CME Term SOFR 1M + 2.29%, 2.29% Floor), 5.97%, 07/15/39 144A †	250,000	250,633
BSPRT Issuer LLC, Series 2025-FL12, Class AS
(Floating, CME Term SOFR 1M + 1.65%), 5.33%, 01/17/43 144A †	300,000	299,451
BSPRT Issuer LLC, Series 2026-FL13, Class B
(Floating, CME Term SOFR 1M + 2.00%), 5.65%, 10/18/43 144A †	1,100,000	1,099,974
BXMT, Ltd., Series 2026-FL6, Class B
(Floating, CME Term SOFR 1M + 1.95%), 5.63%, 08/19/43 144A †	1,050,000	1,041,561
CAL Funding IV, Ltd., Series 2020-1A, Class A
2.22%, 09/25/45 144A	111,038	106,646
Capital Automotive REIT, Series 2024-3A, Class A2
4.55%, 10/15/54 144A	1,177,500	1,134,819
Carlyle U.S. CLO, Ltd., Series 2021-8A, Class A1R
(Floating, CME Term SOFR 3M + 1.27%), 4.94%, 10/15/38 144A †	4,225,000	4,226,551
Carlyle U.S. CLO, Ltd., Series 2025-3A, Class A
(Floating, CME Term SOFR 3M + 1.38%), 5.05%, 07/25/38 144A †	4,050,000	4,054,770
CarMax Select Receivables Trust, Series 2025-A, Class C
5.46%, 07/15/31	485,000	494,866
CarMax Select Receivables Trust, Series 2025-A, Class D
5.86%, 07/15/31	840,000	856,040
Carmax Select Receivables Trust, Series 2025-B, Class D
5.33%, 07/15/31	800,000	803,218
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A3
(Floating, CME Term SOFR 1M + 0.26%, 0.15% Floor, 14.50% Cap), 3.94%, 01/25/37†	865,917	792,184
	Par	Value
CARS-DB7 LP, Series 2023-1A, Class A1
5.75%, 09/15/53 144A	$514,250	$516,500
Carvana Auto Receivables Trust, Series 2024-P4, Class C
5.10%, 05/12/31	840,000	839,551
Carvana Auto Receivables Trust, Series 2024-P4, Class D
5.60%, 12/10/32	1,250,000	1,252,610
Carvana Auto Receivables Trust, Series 2025-P1, Class C
5.34%, 08/11/31	1,495,000	1,519,082
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A
3.97%, 04/15/39 144A	64,958	64,316
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A
5.78%, 02/15/50 144A	907,087	914,672
Castlelake Aircraft Structured Trust, Series 2025-2A, Class A
5.47%, 08/15/50 144A	1,002,282	1,003,496
Castlelake Aircraft Structured Trust, Series 2025-3A, Class A
5.09%, 11/15/50 144A	1,071,075	1,059,143
Castlelake Aircraft Structured Trust, Series 2026-1A, Class A
5.07%, 03/15/51 144A	1,150,000	1,131,135
CBAMR, Ltd., Series 2019-9A, Class DR
(Floating, CME Term SOFR 3M + 4.15%, 4.15% Floor), 7.82%, 07/15/37 144A †	1,600,000	1,604,185
CBAMR, Ltd., Series 2021-14A, Class A1R
(Floating, CME Term SOFR 3M + 1.28%), 4.95%, 10/20/38 144A †	1,240,000	1,240,336
Ceamer Finance III LLC
6.79%, 11/15/39†††	537,998	540,722
Cedar Funding IX CLO, Ltd., Series 2018-9A, Class AR
(Floating, CME Term SOFR 3M + 1.42%, 1.42% Floor), 5.09%, 07/20/37 144A †	1,085,000	1,086,008
Cerberus Loan Funding 50 LLC, Series 2025-1A, Class A
(Floating, CME Term SOFR 3M + 1.65%), 5.32%, 07/15/37 144A †	1,250,000	1,250,625
Cerberus Loan Funding 50 LLC, Series 2025-1A, Class B
(Floating, CME Term SOFR 3M + 1.95%), 5.62%, 07/15/37 144A †	300,000	299,412

	Par	Value
Cerberus Loan Funding 51 LLC, Series 2025-2A, Class B
(Floating, CME Term SOFR 3M + 1.85%), 5.52%, 10/15/37 144A †	$1,000,000	$997,786
Cerberus Loan Funding 52 LLC, Series 2025-3A, Class B
(Floating, CME Term SOFR 3M + 1.80%), 5.47%, 10/15/37 144A †	750,000	748,290
Cerberus Loan Funding 53 LLC, Series 2025-4A, Class C
(Floating, CME Term SOFR 3M + 2.00%), 5.68%, 01/15/38 144A †	300,000	298,488
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.07%, 03/22/35 144A †	1,250,000	1,253,326
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class A
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 6.02%, 01/15/36 144A †	1,750,000	1,752,351
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class B
(Floating, CME Term SOFR 3M + 3.20%, 3.20% Floor), 6.87%, 01/15/36 144A †	1,000,000	997,672
Cerberus Loan Funding XLV LLC, Series 2024-1A, Class B
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.07%, 04/15/36 144A †	1,500,000	1,494,005
Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class C
(Floating, CME Term SOFR 3M + 2.55%, 2.55% Floor), 6.22%, 07/15/36 144A †	1,000,000	996,363
Cerberus Loan Funding XLVIII LLC, Series 2024-4A, Class B
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 5.52%, 10/15/36 144A †	950,000	946,121
Cerberus Loan Funding XXXII LP, Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.88%, 1.88% Floor), 5.55%, 04/22/33 144A †	840,999	842,092
CF Hippolyta Issuer LLC, Series 2022-1A, Class A2
6.11%, 08/15/62 144A	1,677,471	1,659,118
CFMT LLC Series 2022-HB9, Class A
3.25%, 09/25/37 144A	441,019	435,537
CIFC Funding, Ltd., Series 2018-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.32%, 1.32% Floor), 4.99%, 01/18/38 144A †	2,720,000	2,722,164
	Par	Value
CIFC Funding, Ltd., Series 2019-4A, Class A1R2
(Floating, CME Term SOFR 3M + 1.30%), 4.97%, 07/15/38 144A †	$375,000	$375,263
CIFC Funding, Ltd., Series 2019-7A, Class A1R
(Floating, CME Term SOFR 3M + 1.28%), 4.95%, 10/19/38 144A †	470,000	470,235
CIFC Funding, Ltd., Series 2021-4A, Class AR
(Floating, CME Term SOFR 3M + 1.36%, 1.36% Floor), 5.03%, 07/23/37 144A †	250,000	250,252
Citibank Credit Card Issuance Trust, Series 2025-A2, Class A
4.49%, 06/21/32	1,850,000	1,871,087
Citigroup Mortgage Loan Trust, Series 2006-WF1, Class A1
(Step to 4.88% on 05/25/26), 4.94%, 03/25/36 STEP	1,735,955	813,290
Citizens Auto Receivables Trust, Series 2023-1, Class A3
5.84%, 01/18/28 144A	620,461	622,879
CLI Funding VI LLC, Series 2020-3A, Class A
2.07%, 10/18/45 144A	41,033	38,663
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	685,477	636,290
CLI Funding VIII LLC, Series 2022-1A, Class A1
2.72%, 01/18/47 144A	164,533	152,550
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A4
3.04%, 07/20/51 144A	800,000	688,274
Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1
5.32%, 05/25/50 144A	500,000	497,648
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2
5.66%, 02/25/50 144A	600,000	603,394
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3
5.85%, 02/25/50 144A	95,000	95,300
Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2
5.29%, 07/25/50 144A	705,000	699,192
Corevest American Finance Trust, Series 2021-1, Class D
3.25%, 04/15/53 144A	240,000	211,485
CoreVest American Finance Trust, Series 2021-3, Class D
3.47%, 10/15/54 144A	100,000	90,060
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C
5.38%, 03/17/36 144A	200,000	201,382

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Crown City CLO IV, Series 2022-4A, Class C1R
(Floating, CME Term SOFR 3M + 4.50%, 4.50% Floor), 8.17%, 04/20/37 144A †	$1,400,000	$1,404,029
CVC Cordatus Loan Fund III DAC, Series 3A, Class B1R3
(Floating, Euribor 3M + 1.65%), 3.69%, 05/26/38(E) 144A †	1,600,000	1,835,513
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.86%, 0.75% Floor), 4.54%, 03/25/34†	43,351	45,184
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, CME Term SOFR 1M + 0.35%, 0.24% Floor, 16.00% Cap), 4.03%, 12/15/35†	7,699	7,522
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2
4.50%, 05/20/49 144A	380,000	369,833
CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2
4.65%, 05/20/49 144A	305,000	290,285
DataBank Issuer II LLC, Series 2025-1A, Class A2
5.18%, 09/27/55 144A	915,000	889,371
DB Master Finance LLC, Series 2025-1A, Class A2II
5.17%, 08/20/55 144A	299,250	295,590
Dewolf Park CLO, Ltd., Series 2017-1A, Class AR2
(Floating, CME Term SOFR 3M + 1.21%), 4.87%, 01/22/39 144A †	4,130,000	4,129,554
Diameter Capital CLO 10, Ltd., Series 2025-10A, Class A
(Floating, CME Term SOFR 3M + 1.31%), 4.98%, 04/20/38 144A †	250,000	250,163
Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2II
3.15%, 04/25/51 144A	272,300	247,662
Drive Auto Receivables Trust, Series 2025-2, Class D
4.90%, 12/15/32	500,000	498,021
Dryden 54 Senior Loan Fund, Series 2017-54A, Class C
(Floating, CME Term SOFR 3M + 2.41%), 6.08%, 10/19/29 144A †	1,000,000	1,004,734
DT Auto Owner Trust, Series 2023-3A, Class D
7.12%, 05/15/29 144A	400,000	410,625
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.31%), 4.98%, 12/27/66 144A †	518,661	522,912
	Par	Value
EDI ABS Issuer 1 LLC, Series 2025-1A, Class A2
4.45%, 07/25/55 144A	$900,000	$862,128
EFMT, Series 2025-CES4, Class A1
(Step to 6.43% on 08/25/29), 5.43%, 06/25/60 144A STEP	825,712	827,588
Eldridge CLO, Ltd., Series 2025-1A, Class B
(Floating, CME Term SOFR 3M + 1.65%), 5.57%, 10/20/38 144A †	800,000	800,339
Eldridge CLO, Ltd., Series 2025-2A, Class C
(Floating, CME Term SOFR 3M + 1.85%), 5.49%, 01/20/39 144A †	675,000	675,826
EWC Master Issuer LLC, Series 2022-1A, Class A2
5.50%, 03/15/52 144A	1,371,563	1,361,754
Exeter Automobile Receivables Trust, Series 2024-4A, Class D
5.81%, 12/16/30	850,000	867,588
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3
4.67%, 08/15/28	323,057	323,400
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 05/15/31	1,365,000	1,377,526
FIGRE Trust, Series 2024-HE1, Class A
6.17%, 03/25/54 144A	180,787	183,980
FIGRE Trust, Series 2024-HE2, Class A
6.38%, 05/25/54 144A	1,133,798	1,157,460
FIGRE Trust, Series 2024-HE3, Class A
5.94%, 07/25/54 144A	640,180	649,403
FIGRE Trust, Series 2024-HE3, Class B
6.13%, 07/25/54 144A	320,090	324,629
FIGRE Trust, Series 2024-HE4, Class A
5.06%, 09/25/54 144A	306,957	307,320
FIGRE Trust, Series 2024-HE5, Class A
5.44%, 10/25/54 144A	1,124,900	1,130,416
FIGRE Trust, Series 2024-HE6, Class A
5.72%, 12/25/54 144A	484,856	487,836
FIGRE Trust, Series 2025-HE1, Class A
5.83%, 01/25/55 144A	457,065	460,274
FIGRE Trust, Series 2025-PF1, Class A
5.76%, 06/25/55 144A	1,185,648	1,190,584
FIGRE Trust, Series 2025-PF2, Class A
5.02%, 10/25/55 144A	577,190	571,947

	Par	Value
FIGRE Trust, Series 2026-HE2, Class B
5.25%, 01/25/56 144A	$393,119	$389,285
First Investors Auto Owner Trust, Series 2025-1A, Class D
5.22%, 12/15/33 144A	100,000	100,354
FirstKey Homes Trust, Series 2022-SFR3, Class B
4.50%, 07/17/26 144A	1,500,000	1,495,429
Five Guys Holdings, Inc., Series 2023-1A, Class A2
7.55%, 01/26/54 144A	987,500	1,006,849
FOCUS Brands Funding, Series 2023-2, Class A2
8.24%, 10/30/53 144A	635,375	666,049
Ford Credit Auto Owner Trust, Series 2024-1, Class A
Already stepped, no disclosure, 4.87%, 08/15/36 144A STEP	1,700,000	1,726,233
Ford Credit Auto Owner Trust, Series 2025-2, Class A
Already stepped, no disclosure, 4.37%, 02/15/38 144A STEP	3,500,000	3,496,153
Fortress Credit BSL XV, Ltd., Series 2022-2A, Class BR
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 5.67%, 10/18/33 144A †	1,250,000	1,251,864
Foundation Finance Trust, Series 2024-1A, Class B
5.95%, 12/15/49 144A	371,382	379,978
FS Rialto Issuer LLC, Series 2024-FL9, Class AS
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 5.77%, 10/19/39 144A †	450,000	451,857
FS Rialto Issuer LLC, Series 2025-FL10, Class AS
(Floating, CME Term SOFR 1M + 1.59%), 5.27%, 08/01/30 144A †	400,000	398,987
FS Rialto Issuer LLC, Series 2025-FL10, Class B
(Floating, CME Term SOFR 1M + 1.85%), 5.52%, 08/01/30 144A †	300,000	298,965
FS Rialto, Series 2021-FL3, Class B
(Floating, CME Term SOFR 1M + 1.91%, 1.91% Floor), 5.59%, 11/16/36 144A †	1,000,000	998,923
Garnet CLO 2, Ltd., Series 2025-2A, Class A
(Floating, CME Term SOFR 3M + 1.35%), 5.43%, 10/20/38 144A †	985,000	986,291
Garnet CLO 3, Ltd., Series 2025-3A, Class A1
(Floating, CME Term SOFR 3M + 1.27%), 5.05%, 10/20/38 144A †	930,000	930,104
	Par	Value
GCP CLO Warehouse JP, Ltd., Series 2025-82A, Class A1
(Floating, CME Term SOFR 3M + 1.26%), 5.23%, 10/15/38 144A †	$600,000	$599,847
GGAM Master Trust International, Ltd., Series 2025-1A, Class A
5.92%, 09/30/60 144A	830,119	829,765
Gilead Aviation LLC, Series 2025-1A, Class A
5.79%, 03/15/50 144A	617,441	623,314
GLS Auto Receivables Issuer Trust, Series 2025-2A, Class A2
4.75%, 03/15/28 144A	787,297	788,336
GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D
5.59%, 01/15/31 144A	100,000	101,541
GLS Auto Receivables Issuer Trust, Series 2025-4A, Class D
5.13%, 08/15/31 144A	395,000	393,541
GLS Auto Select Receivables Issuer Trust, Series 2025-4A, Class C
5.14%, 12/15/31 144A	400,000	400,492
GLS Auto Select Receivables Trust, Series 2024-4A, Class D
5.28%, 10/15/31 144A	1,442,000	1,444,317
GLS Auto Select Receivables Trust, Series 2025-1A, Class B
5.04%, 02/15/31 144A	1,090,000	1,100,085
GLS Auto Select Receivables Trust, Series 2025-1A, Class C
5.26%, 03/15/31 144A	825,000	833,047
GLS Auto Select Receivables Trust, Series 2025-1A, Class D
5.74%, 04/15/32 144A	825,000	836,756
GLS Auto Select Receivables Trust, Series 2025-3A, Class C
4.94%, 09/15/31 144A	100,000	99,798
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1
5.34%, 06/15/28 144A	1,200,000	1,203,505
Goldentree Loan Management U.S. CLO 9, Ltd., Series 2021-9A, Class CR
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.07%, 04/20/37 144A †	1,000,000	1,001,557
Golub Capital Partners CLO, Ltd., Series 2016-31A, Class CRR
(Floating, CME Term SOFR 3M + 2.30%, 2.30% Floor), 5.96%, 11/05/37 144A †	1,000,000	995,665
Golub Capital Partners CLO, Series 2013-16A, Class A1R3
(Floating, CME Term SOFR 3M + 1.63%), 5.29%, 08/09/39 144A † γ	1,050,000	1,050,590

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Golub Capital Partners CLO, Series 2013-16A, Class BR3
(Floating, CME Term SOFR 3M + 1.95%), 5.61%, 08/09/39 144A	$400,000	$399,169
Golub Capital Partners CLO, Series 2023-69A, Class BR
(Floating, CME Term SOFR 3M + 1.70%), 5.36%, 11/09/38 144A †	1,100,000	1,097,027
Golub Capital Partners CLO, Series 2023-69A, Class CR
(Floating, CME Term SOFR 3M + 2.05%), 5.71%, 11/09/38 144A †	1,100,000	1,089,406
Golub Capital Partners CLO, Series 2025-83A, Class B
(Floating, CME Term SOFR 3M + 1.70%), 5.54%, 11/09/38 144A †	400,000	398,913
Golub Capital Partners CLO, Series 2025-83A, Class C
(Floating, CME Term SOFR 3M + 2.05%), 5.89%, 11/09/38 144A †	400,000	398,006
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A
5.35%, 10/20/46 144A	1,182,596	1,193,061
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A
2.10%, 05/20/48 144A	1,451,979	1,127,769
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	1,480,475	1,278,710
GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class B
5.07%, 06/25/60 144A	1,500,000	1,498,569
Halseypoint CLO II, Ltd., Series 2020-2A, Class BR
(Floating, CME Term SOFR 3M + 1.95%, 1.95% Floor), 5.62%, 07/20/37 144A †	1,100,000	1,101,631
Harvest CLO XXXVII DAC, Series 37A, Class B
(Floating, Euribor 3M + 1.85%), 3.96%, 01/15/39(E) 144A †	1,700,000	1,962,955
Hilton Grand Vacations Trust, Series 2023-1A, Class C
6.94%, 01/25/38 144A	289,617	297,577
Hilton Grand Vacations Trust, Series 2025-1A, Class C
5.52%, 05/27/42 144A	68,543	69,001
HINNT LLC, Series 2024-A, Class A
5.49%, 03/15/43 144A	283,965	287,622
Hlend CLO LLC, Series 2025-3A, Class A
(Floating, CME Term SOFR 3M + 1.40%), 5.07%, 01/20/37 144A †	3,050,000	3,038,741
	Par	Value
HLEND CLO LLC, Series 2025-4A, Class B
(Floating, CME Term SOFR 3M + 1.85%), 5.50%, 08/15/37 144A †	$1,200,000	$1,197,245
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3
5.67%, 06/21/28	1,356,718	1,368,694
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A
4.46%, 12/15/38 144A	75,366	74,969
Hotwire Funding LLC, Series 2021-1, Class A2
2.31%, 11/20/51 144A	1,350,000	1,330,890
Hotwire Funding LLC, Series 2023-1A, Class C
8.84%, 05/20/53 144A	750,000	763,754
HPS Private Credit CLO LLC, Series 2025-3A, Class A1
(Floating, CME Term SOFR 3M + 1.65%), 5.32%, 07/20/37 144A	1,000,000	1,001,101
Hyundai Auto Receivables Trust, Series 2025-A, Class C
4.76%, 06/15/32	400,000	403,909
Invesco U.S. CLO, Ltd., Series 2024-4A, Class A1
(Floating, CME Term SOFR 3M + 1.33%, 1.33% Floor), 5.00%, 01/15/38 144A †	2,720,000	2,722,720
Invitation Homes Trust, Series 2024-SFR1, Class B
4.00%, 09/17/29 144A	650,000	627,852
Island Finance Trust, Series 2025-1A, Class A
6.54%, 03/19/35 144A	100,000	100,694
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class A
3.99%, 08/16/60 144A	145,920	135,421
Jack in the Box Funding LLC, Series 2019-1A, Class A2II
4.48%, 08/25/49 144A	34,720	34,508
JCP Direct Lending CLO LLC, Series 2023-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.65%), 5.32%, 07/20/37 144A †	700,000	700,404
Jefferies Credit Partners Direct Lending CLO, Ltd., Series 2025-1A, Class B
(Floating, CME Term SOFR 3M + 1.75%), 5.51%, 10/15/37 144A †	200,000	199,488
Jefferies Credit Partners Direct Lending CLO, Ltd., Series 2025-1A, Class C
(Floating, CME Term SOFR 3M + 2.20%), 5.96%, 10/15/37 144A †	250,000	248,850

	Par	Value
JetBlue Pass-Through Trust, Series 2019-1, Class AA
2.75%, 05/15/32	$1,511,085	$1,342,460
JG Wentworth XXXV LLC, Series 2015-2A, Class A
3.87%, 03/15/58 144A	50,315	46,115
JOL Air, Ltd., Series 2019-1, Class A
3.97%, 04/15/44 144A	119,045	118,881
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.60%), 5.27%, 05/20/54 144A †	233,309	233,824
Kennedy Lewis CLO 22, Ltd., Series 2025-22A, Class A
(Floating, CME Term SOFR 3M + 1.33%), 5.00%, 07/20/38 144A †	3,750,000	3,754,210
Kinetic ABS Issuer LLC, Series 2026-1A, Class A2
5.22%, 02/25/56 144A	700,000	699,706
KKR CLO, Ltd., Series 16, Class A2R3
(Floating, CME Term SOFR 3M + 1.60%), 5.27%, 10/20/34 144A †	550,000	548,889
KREF, Ltd., Series 2021-FL2, Class AS
(Floating, CME Term SOFR 1M + 1.41%, 1.30% Floor), 5.09%, 02/15/39 144A †	300,000	296,191
Labrador Aviation Finance, Ltd., Series 2016-1A, Class A1
4.30%, 01/15/42 144A	58,253	59,771
LAD Auto Receivables Trust, Series 2024-3A, Class C
4.93%, 03/15/30 144A	825,000	830,971
LAD Auto Receivables Trust, Series 2024-3A, Class D
5.18%, 02/17/32 144A	550,000	552,016
Lendmark Funding Trust, Series 2021-1A, Class A
1.90%, 11/20/31 144A	2,200,000	2,155,040
Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2
5.60%, 03/25/56 144A	1,550,000	1,549,484
Lightpath Fiber Issuer LLC, Series 2026-1A, Class B
5.89%, 03/25/56 144A	300,000	300,415
LoanCore Issuer LLC, Series 2025-CRE8, Class B
(Floating, CME Term SOFR 1M + 1.84%), 5.52%, 08/17/42 144A †	1,000,000	997,466
LoanCore Issuer LLC, Series 2025-CRE9, Class AS
(Floating, CME Term SOFR 1M + 1.70%), 5.38%, 08/18/42 144A †	650,000	648,997
	Par	Value
LoanCore Issuer, Ltd., Series 2021-CRE5, Class AS
(Floating, CME Term SOFR 1M + 1.86%, 1.86% Floor), 5.54%, 07/15/36 144A †	$281,669	$281,380
LoanCore Issuer, Ltd., Series 2021-CRE6, Class AS
(Floating, CME Term SOFR 1M + 1.76%, 1.65% Floor), 5.44%, 11/15/38 144A †	940,000	938,521
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bond
4.28%, 02/01/36	1,300,000	1,277,982
LRECS LLC, Series 2025-CRE1, Class AS
(Floating, CME Term SOFR 1M + 1.75%), 5.43%, 08/19/43 144A †	300,000	299,531
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A
2.64%, 10/15/46 144A	893,565	849,542
MACH 1 Cayman, Ltd., Series 2019-1, Class A
3.47%, 10/15/39 144A	146,289	145,095
Madison Park Funding LXXI, Ltd., Series 2025-71A, Class B
(Floating, CME Term SOFR 3M + 1.50%), 5.17%, 04/23/38 144A †	650,000	649,068
Magnetite XLVIII, Ltd., Series 2025-48A, Class A1
(Floating, CME Term SOFR 3M + 1.28%), 4.95%, 10/15/38 144A †	835,000	835,426
MAPS Trust, Series 2026-1A, Class A
5.20%, 01/15/51 144A	1,580,605	1,547,437
Mariner Finance Issuance Trust, Series 2021-AA, Class A
1.86%, 03/20/36 144A	2,155,752	2,131,310
Marlette Funding Trust, Series 2024-1A, Class D
6.93%, 07/17/34 144A	1,335,000	1,359,485
MAST, Ltd., Series 2026-1A, Class A
5.13%, 02/15/51 144A	1,704,792	1,679,307
MC Ltd., Series 2021-1, Class A
2.63%, 11/05/35 144A	657,976	621,429
MF1, Ltd., Series 2022-FL8, Class A
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 5.03%, 02/19/37 144A †	318,660	318,395
Midocean Credit CLO XXI, Series 2025-21A, Class A1
(Floating, CME Term SOFR 3M + 1.26%), 5.12%, 10/20/38 144A †	755,000	754,801

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Mission Lane Credit Card Master Trust, Series 2024-B, Class A
5.88%, 01/15/30 144A	$1,360,000	$1,362,473
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, U.S. 30-Day Average SOFR + 0.79%, 0.68% Floor), 4.46%, 10/25/35†	130,773	130,415
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC3, Class A2C
(Floating, CME Term SOFR 1M + 0.30%, 0.19% Floor), 3.98%, 05/25/37†	1,134,446	865,492
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3
(Floating, CME Term SOFR 1M + 0.26%, 0.15% Floor), 3.94%, 11/25/36†	4,496,081	1,463,709
Mosaic Solar Loan Trust, Series 2022-1A, Class A
2.64%, 01/20/53 144A	1,296,467	1,136,765
MVW LLC, Series 2021-1WA, Class C
1.94%, 01/22/41 144A	229,104	221,654
MVW LLC, Series 2021-2A, Class C
2.23%, 05/20/39 144A	95,940	91,364
MVW LLC, Series 2023-1A, Class A
4.93%, 10/20/40 144A	60,200	60,504
Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1
(Floating, CME Term SOFR 1M + 0.46%, 0.18% Floor), 4.14%, 06/25/37†	881,360	872,895
Navient Private Education Loan Trust, Series 2015-BA, Class A3
(Floating, CME Term SOFR 1M + 1.56%), 5.24%, 07/16/40 144A †	434,709	435,392
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class B
2.24%, 05/15/69 144A	280,000	227,009
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A
Already stepped, no disclosure, 2.77%, 11/15/46 144A STEP	903,824	858,316
Navigator Aviation, Ltd., Series 2024-1, Class A
5.40%, 08/15/49 144A	1,019,941	1,015,562
Navigator Aviation, Ltd., Series 2025-1, Class A
5.11%, 10/15/50 144A	487,431	478,615
Nelnet Student Loan Trust, Series 2026-A, Class A1A
4.61%, 02/21/61 144A	2,781,290	2,747,588
	Par	Value
Neuberger Berman Loan Advisers CLO 27, Ltd., Series 2018-27A, Class CR
(Floating, CME Term SOFR 3M + 2.10%, 2.10% Floor), 5.77%, 07/15/38 144A †	$1,100,000	$1,103,670
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1
1.91%, 10/20/61 144A	230,000	193,511
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3
5.93%, 03/15/28	173,286	174,334
Northwoods Capital 20, Ltd., Series 2019-20A, Class AR2
(Floating, CME Term SOFR 3M + 1.34%), 5.01%, 10/25/38 144A †	485,000	485,386
Obra Capital, Inc.
6.00%, 06/30/39†††	1,400,000	1,473,080
Obsidian Issuer LLC, Series 2025-1A, Class A
6.75%, 05/15/55 144A †††	850,000	861,002
OBX Trust, Series 2025-HE1, Class M1
(Floating, U.S. 30-Day Average SOFR + 1.90%), 5.56%, 02/25/55 144A †	1,000,000	1,004,725
OCP CLO, Ltd., Series 2020-18A, Class A1R2
(Floating, CME Term SOFR 3M + 1.37%, 1.37% Floor), 5.04%, 07/20/37 144A †	745,000	745,700
OCP CLO, Ltd., Series 2024-38A, Class A
(Floating, CME Term SOFR 3M + 1.33%, 1.33% Floor), 5.00%, 01/21/38 144A †	1,265,000	1,265,650
Octane Receivables Trust, Series 2025-1A, Class B
4.61%, 06/20/31 144A	310,000	308,246
OHA Credit Funding 10-R, Ltd., Series 2021-10RA, Class A1
(Floating, CME Term SOFR 3M + 1.26%), 4.93%, 07/18/37 144A †	1,130,000	1,129,717
OHA Loan Funding, Ltd., Series 2015-1A, Class A1R4
(Floating, CME Term SOFR 3M + 1.25%), 4.92%, 10/19/38 144A †	750,000	750,121
OneMain Financial Issuance Trust, Series 2019-2A, Class D
4.05%, 10/14/36 144A	1,210,000	1,168,348
OneMain Financial Issuance Trust, Series 2020-2A, Class D
3.45%, 09/14/35 144A	370,000	357,593

	Par	Value
OneMain Financial Issuance Trust, Series 2025-1A, Class D
5.79%, 07/14/38 144A	$125,000	$126,010
Option One Mortgage Loan Trust, Series 2007-5, Class 2A4
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 4.09%, 05/25/37†	1,436,903	777,377
Owl Rock CLO I LLC, Series 2019-1A, Class ANR
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.06%, 02/20/36 144A †	1,000,000	1,004,833
Owl Rock CLO III, Ltd., Series 2020-3A, Class BR
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 6.02%, 04/20/36 144A †	1,000,000	999,058
Owl Rock CLO VII LLC, Series 2022-7A, Class AR
(Floating, CME Term SOFR 3M + 1.40%), 5.07%, 04/20/38 144A †	800,000	794,005
Owl Rock CLO XVI LLC, Series 2024-16A, Class A
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 5.67%, 04/20/36 144A †	1,000,000	1,002,498
Owl Rock CLO XVI LLC, Series 2024-16A, Class B
(Floating, CME Term SOFR 3M + 2.50%, 2.50% Floor), 6.17%, 04/20/36 144A †	1,000,000	997,624
Owl Rock CLO XVII LLC, Series 2024-17A, Class B
(Floating, CME Term SOFR 3M + 1.95%, 1.95% Floor), 5.62%, 07/15/36 144A †	2,200,000	2,195,655
OWL Rock CLO XXI LLC, Series 2025-21A, Class B
(Floating, CME Term SOFR 3M + 1.90%), 5.57%, 07/24/34 144A † γ	300,000	300,072
OWL Rock CLO XXII LLC, Series 2025-22A, Class A
(Floating, CME Term SOFR 3M + 1.47%), 5.42%, 10/20/37 144A †	1,250,000	1,253,070
OWL Rock CLO XXIV LLC, Series 2026-24A, Class B
(Floating, CME Term SOFR 3M + 1.70%), 5.37%, 01/22/38 144A †	1,850,000	1,845,025
Pagaya AI Debt Grantor Trust, Series 2025-5, Class A2
5.11%, 03/15/33 144A	499,981	501,077
Palmer Square CLO, Ltd., Series 2023-4A, Class CR
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 5.52%, 10/20/37 144A †	1,000,000	1,001,093
	Par	Value
Park Blue CLO, Ltd., Series 2025-9A, Class A1
(Floating, CME Term SOFR 3M + 1.35%), 5.43%, 10/20/38 144A †	$8,050,000	$8,060,471
Penta CLO DAC, Series 2021-2A, Class BR
(Floating, Euribor 3M + 1.65%), 3.67%, 04/15/38(E) 144A †	1,350,000	1,547,262
PFP, Ltd., Series 2024-11, Class AS
(Floating, CME Term SOFR 1M + 2.19%, 2.19% Floor), 5.86%, 09/17/39 144A †	94,513	94,183
Phantom Aviation, Series 2026-1A, Class A
5.24%, 01/15/51 144A	597,678	587,459
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.26%, 1.15% Floor), 4.93%, 09/25/65 144A †	122,143	122,916
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.06%), 4.73%, 11/25/65 144A †	127,223	127,233
Pikes Peak CLO 19, Series 2025-19A, Class A1
(Floating, CME Term SOFR 3M + 1.34%), 5.01%, 07/20/38 144A †	5,400,000	5,406,779
Pilatus 1 CFO SR Notes
6.46%, 03/31/40	300,000	300,000
Pk Alift Loan Funding 6 LP, Series 2025-1, Class A
5.37%, 11/15/42 144A	884,845	892,457
PK Alift Loan Funding 7 LP, Series 2025-2, Class A
4.75%, 03/15/43 144A	235,871	235,052
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2II
6.24%, 06/05/54 144A	394,000	401,701
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I
5.27%, 12/06/55 144A	380,000	380,401
Polen Capital CLO, Ltd., Series 2025-1A, Class B
(Floating, CME Term SOFR 3M + 1.70%), 5.37%, 03/06/38 144A †	2,150,000	2,150,360
Progress Residential Trust, Series 2022-SFR5, Class B
4.90%, 06/17/39 144A	1,385,000	1,380,017
Progress Residential Trust, Series 2022-SFR5, Class C
5.19%, 06/17/39 144A	2,580,000	2,569,070
QTS Issuer ABS I LLC, Series 2025-1A, Class A2
5.44%, 05/25/55 144A	1,550,000	1,535,403

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
QTS Issuer ABS II LLC, Series 2025-1A, Class A2
5.04%, 10/05/55 144A	$600,000	$588,696
QTS Issuer ABS II LLC, Series 2025-1A, Class B
5.78%, 10/05/55 144A	310,000	300,639
QTS Issuer ABS II LLC, Series 2026-1A, Class B
6.73%, 01/05/56 144A	100,000	99,272
RAD CLO 26, Ltd., Series 2024-26A, Class A
(Floating, CME Term SOFR 3M + 1.37%, 1.37% Floor), 5.04%, 10/20/37 144A †	930,000	930,795
RAD CLO 27, Ltd., Series 2024-27A, Class A1
(Floating, CME Term SOFR 3M + 1.32%), 4.99%, 01/15/38 144A †	2,800,000	2,801,055
RCKT Mortgage Trust, Series 2024-CES4, Class A1A
(Step to 7.15% on 06/25/28), 6.15%, 06/25/44 144A STEP	325,362	327,839
RCKT Mortgage Trust, Series 2025-CES7, Class A1B
(Step to 6.48% on 08/25/29), 5.48%, 07/25/55 144A STEP	807,368	810,644
Regatta 30 Funding, Ltd., Series 2024-4A, Class A1
(Floating, CME Term SOFR 3M + 1.32%, 1.32% Floor), 4.99%, 01/25/38 144A †	5,825,000	5,829,588
Regatta 35 Funding, Ltd., Series 2025-4A, Class A1
(Floating, CME Term SOFR 3M + 1.29%), 4.96%, 10/15/38 144A †	895,000	895,551
Regatta XI Funding, Ltd., Series 2018-1A, Class AR
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.07%, 07/17/37 144A †	250,000	250,265
Regional Management Issuance Trust, Series 2024-2, Class A
5.11%, 12/15/33 144A	1,370,000	1,375,598
Regional Management Issuance Trust, Series 2024-2, Class C
5.74%, 12/15/33 144A	550,000	553,297
Regional Management Issuance Trust, Series 2025-1, Class B
5.53%, 04/17/34 144A	1,000,000	1,007,205
Regional Management Issuance Trust, Series 2025-2, Class B
5.00%, 11/16/37 144A	505,000	500,226
Republic Finance Issuance Trust, Series 2024-B, Class A
5.42%, 11/20/37 144A	1,270,000	1,286,770
Republic Finance Issuance Trust, Series 2025-A, Class C
5.38%, 11/20/34 144A	345,000	342,975
	Par	Value
RR 29, Ltd., Series 2024-29RA, Class A1R
(Floating, CME Term SOFR 3M + 1.39%, 1.39% Floor), 5.06%, 07/15/39 144A †	$1,600,000	$1,601,600
Sabey Data Center Issuer LLC, Series 2021-1, Class A2
1.88%, 06/20/46 144A	815,000	809,606
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A
6.72%, 11/25/53 144A	211,052	217,005
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC4, Class A1A
(Floating, U.S. 30-Day Average SOFR + 1.75%), 5.41%, 06/25/55 144A †	664,490	667,290
Santander Drive Auto Receivables Trust, Series 2024-2, Class D
6.28%, 08/15/31	2,000,000	2,057,961
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3
4.74%, 01/16/29	1,362,265	1,364,869
Santander Drive Auto Receivables Trust, Series 2025-2, Class A2
4.71%, 06/15/28	526,594	526,952
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor, 10.28% Cap), 1.97%, 03/25/35†	19,512	16,688
SEB Funding LLC, Series 2024-1A, Class A2
7.39%, 04/30/54 144A	150,000	152,802
SEB Funding LLC, Series 2026-1A, Class A2
6.67%, 01/30/56 144A	1,275,000	1,265,351
Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A2C
(Floating, CME Term SOFR 1M + 0.43%, 0.32% Floor), 4.11%, 11/25/36†	1,691,296	442,356
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 4.15%, 02/25/37 144A †	1,458,579	1,290,976
Service Experts Issuer LLC, Series 2024-1A, Class A
6.39%, 11/20/35 144A	259,105	264,541
Service Experts Issuer LLC, Series 2025-1A, Class A
5.38%, 01/20/37 144A	356,731	355,898
SERVPRO Master Issuer LLC, Series 2021-1A, Class A2
2.39%, 04/25/51 144A	476,250	453,082

	Par	Value
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2
6.17%, 01/25/54 144A	$637,000	$653,139
SERVPRO Master Issuer LLC, Series 2025-1A, Class A2
5.53%, 10/25/55 144A	1,496,250	1,484,112
SF ABS Issuer LLC, Series 2025-1A, Class A2
5.38%, 11/25/55 144A	1,395,000	1,367,913
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B
5.11%, 02/20/31 144A	100,000	101,308
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C
5.20%, 10/20/32 144A	300,000	302,219
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class C
5.05%, 04/20/33 144A	300,000	301,593
Shentel Issuer LLC, Series 2025-1A, Class A2
5.64%, 12/20/55 144A	860,000	867,737
Silver Point CLO 12, Ltd., Series 2025-12A, Class A1
(Floating, CME Term SOFR 3M + 1.31%), 5.29%, 10/15/38 144A †	1,025,000	1,025,827
Sixth Street CLO XVI, Ltd., Series 2020-16A, Class A1R2
(Floating, CME Term SOFR 3M + 1.17%), 4.83%, 01/21/39 144A †	5,400,000	5,393,356
Slam, Ltd., Series 2021-1A, Class A
2.43%, 06/15/46 144A	1,760,500	1,670,713
Slam, Ltd., Series 2024-1A, Class A
5.34%, 09/15/49 144A	586,806	585,774
SLAM, Ltd., Series 2025-1A, Class A
5.81%, 05/15/50 144A	2,375,485	2,406,936
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	107,848	104,777
SMB Private Education Loan Trust, Series 2021-D, Class A1A
1.34%, 03/17/53 144A	963,834	913,222
SMB Private Education Loan Trust, Series 2024-C, Class A1A
5.50%, 06/17/52 144A	602,796	615,172
Sonic Capital LLC, Series 2020-1A, Class A2I
3.85%, 01/20/50 144A	613,708	607,933
Sonic Capital LLC, Series 2020-1A, Class A2II
4.34%, 01/20/50 144A	472,083	453,588
Sonic Capital LLC, Series 2021-1A, Class A2II
2.64%, 08/20/51 144A	459,355	393,599
Sound Point Euro CLO 14 Funding DAC, Series 14A, Class B
(Floating, Euribor 3M + 1.60%), 3.63%, 04/20/39(E) 144A †	1,330,000	1,520,724
	Par	Value
Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4
(Floating, CME Term SOFR 1M + 0.39%, 0.28% Floor), 4.07%, 06/25/37†	$1,359,255	$917,416
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28	699,994	687,723
Sprite, Ltd., Series 2026-1, Class A
5.23%, 03/15/41 144A	995,000	974,899
Stack Infrastructure Issuer LLC, Series 2023-2A, Class A2
5.90%, 07/25/48 144A	1,000,000	1,002,403
Stack Infrastructure Issuer LLC, Series 2025-1A, Class A2
5.00%, 05/25/50 144A	950,000	937,363
STAR Trust, Series 2025-SFR6, Class B
(Floating, CME Term SOFR 1M + 1.65%), 5.32%, 08/17/42 144A †	1,500,000	1,500,815
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2
4.63%, 07/20/27 144A	1,432,168	1,434,653
Stonepeak, Series 2021-1A, Class AA
2.30%, 02/28/33 144A	629,559	616,507
STORE Master Funding LLC, Series 2025-1A, Class A5
5.17%, 10/20/55 144A	498,750	485,502
Store Master Funding, Series 2024-1A, Class A1
5.69%, 05/20/54 144A	495,208	499,163
Store Master Funding, Series 2024-1A, Class A3
5.93%, 05/20/54 144A	470,448	474,803
Stream Innovations Issuer Trust, Series 2024-1A, Class A
6.27%, 07/15/44 144A	364,233	375,298
Stream Innovations Issuer Trust, Series 2024-2A, Class A
5.21%, 02/15/45 144A	1,295,749	1,305,368
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor), 4.57%, 02/25/35 144A †	655,391	650,446
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2007-BC4, Class A1
(Floating, CME Term SOFR 1M + 0.74%, 0.63% Floor), 4.42%, 11/25/37†	1,147,783	1,124,142
STWD LLC, Series 2025-FL4, Class B
(Floating, CME Term SOFR 1M + 1.95%), 5.63%, 11/19/42 144A †	450,000	447,998

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Subway Funding LLC, Series 2024-1A, Class A23
6.51%, 07/30/54 144A	$790,000	$792,632
Subway Funding LLC, Series 2024-1A, Class A2I
6.03%, 07/30/54 144A	1,471,375	1,481,934
Subway Funding LLC, Series 2024-1A, Class A2II
6.27%, 07/30/54 144A	345,625	349,056
Subway Funding LLC, Series 2024-3A, Class A23
5.91%, 07/30/54 144A	691,250	675,729
Subway Funding LLC, Series 2024-3A, Class A2I
5.25%, 07/30/54 144A	1,367,688	1,352,415
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A
5.75%, 12/20/50 144A	150,266	147,229
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A
2.27%, 01/30/57 144A	1,787,359	1,624,698
SVC ABS LLC, Series 2023-1A, Class A
5.15%, 02/20/53 144A	639,979	637,700
SVC ABS LLC, Series 2026-1A, Class A
5.16%, 03/20/56 144A	450,000	448,058
Switch ABS Issuer LLC, Series 2024-1A, Class A2
6.28%, 03/25/54 144A	700,000	706,848
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	350,000	343,660
Switch ABS Issuer LLC, Series 2025-1A, Class A2
5.04%, 03/25/55 144A	1,000,000	965,344
Taco Bell Funding LLC, Series 2025-1A, Class A2I
4.82%, 08/25/55 144A	550,000	542,764
Taco Bell Funding LLC, Series 2025-1A, Class A2II
5.05%, 08/25/55 144A	550,000	538,794
Textainer Marine Containers VII, Ltd., Series 2021-2A, Class A
2.23%, 04/20/46 144A	606,666	572,995
Textainer Marine Containers VII, Ltd., Series 2021-3A, Class A
1.94%, 08/20/46 144A	633,333	563,479
TIF Funding II LLC, Series 2021-1A, Class A
1.65%, 02/20/46 144A	871,250	796,062
TIF Funding III LLC, Series 2024-1A, Class A
5.48%, 05/22/34 144A	467,500	470,543
TIF Funding III LLC, Series 2024-2A, Class A
5.54%, 07/20/49 144A	1,131,758	1,138,945
	Par	Value
Tikehau CLO IV DAC, Series 4A, Class DR
(Floating, Euribor 3M + 3.25%), 5.30%, 10/15/39(E) 144A †	$1,200,000	$1,377,497
Tikehau US CLO III, Ltd., Series 2022-2A, Class C1R
(Floating, CME Term SOFR 3M + 3.20%, 3.20% Floor), 6.87%, 01/20/36 144A †	900,000	901,519
Towd Point Mortgage Trust, Series 2023-CES2, Class A1A
7.29%, 10/25/63 144A	549,893	553,553
Towd Point Mortgage Trust, Series 2025-CES4, Class A2
(Step to 6.46% on 11/25/29), 5.46%, 10/25/65 144A STEP	900,000	898,638
Towd Point Mortgage Trust, Series 2025-HE1, Class A2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.31%, 07/25/65 144A †	1,700,000	1,704,236
Towd Point Mortgage Trust, Series 2026-CES1, Class A2
(Step to 6.38% on 02/25/30), 5.32%, 12/25/65 144A STEP	1,150,000	1,143,662
Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A
4.65%, 05/25/38 144A	2,775,000	2,800,790
TPG CLO, Ltd., Series 2025-1A, Class A1
(Floating, CME Term SOFR 3M + 1.37%), 5.33%, 07/15/37 144A †	1,010,000	1,011,025
Tricon Residential Trust, Series 2023-SFR1, Class C
5.10%, 07/17/40 144A	1,000,000	993,177
Tricon Residential Trust, Series 2023-SFR2, Class C
5.00%, 12/17/28 144A	500,000	494,870
Tricon Residential Trust, Series 2024-SFR1, Class C
4.85%, 04/17/29 144A	1,000,000	988,454
Tricon Residential Trust, Series 2024-SFR2, Class B
5.70%, 06/17/28 144A	300,000	301,377
Tricon Residential Trust, Series 2024-SFR3, Class C
5.25%, 08/17/41 144A	500,000	497,326
Tricon Residential Trust, Series 2025-SFR1, Class B
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 5.02%, 03/17/42 144A †	1,500,000	1,498,797
Tricon Residential Trust, Series 2025-SFR2, Class B
5.42%, 08/09/44 144A	999,006	993,616

	Par	Value
Trimaran Cavu, Ltd., Series 2021-2A, Class D1R
(Floating, CME Term SOFR 3M + 2.50%), 6.15%, 10/25/34 144A †	$1,950,000	$1,885,228
Trinitas CLO XXXIV, Ltd., Series 2025-34A, Class A
(Floating, CME Term SOFR 3M + 1.34%), 5.01%, 04/22/38 144A †	4,375,000	4,378,327
Trinity Rail Leasing LLC, Series 2021-1A, Class A
2.26%, 07/19/51 144A	536,363	507,486
Triton Container Finance VIII LLC, Series 2021-1A, Class A
1.86%, 03/20/46 144A	828,000	766,182
Triumph Rail Holdings LLC, Series 2021-2, Class A
2.15%, 06/19/51 144A	1,829,668	1,774,045
TRTX Issuer, Ltd., Series 2025-FL6, Class A
(Floating, CME Term SOFR 1M + 1.54%), 5.22%, 09/18/42 144A †	1,100,000	1,103,780
TRTX Issuer, Ltd., Series 2025-FL7, Class B
(Floating, CME Term SOFR 1M + 1.95%), 5.63%, 06/18/43 144A †	500,000	497,949
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	228,550	225,757
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	464,644	445,477
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28Δ	464,644	448,679
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	716,334	728,778
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36Δ	546,377	564,282
United Airlines Pass-Through Trust, Series 2024-1, Class AA
5.45%, 02/15/37	187,949	192,141
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class A2
5.88%, 04/20/55 144A	100,000	101,668
UPX HIL Issuer Trust, Series 2025-1, Class A
5.16%, 01/25/47 144A	390,102	388,790
USB Auto Owner Trust, Series 2025-1A, Class D
5.40%, 12/15/32 144A	100,000	100,590
Vantage Data Centers Issuer LLC, Series 2024-1A, Class A2
5.10%, 09/15/54 144A	150,000	147,691
Vantage Data Centers LLC, Series 2025-1A, Class A2
5.13%, 08/15/55 144A	1,550,000	1,519,119
	Par	Value
VB-S1 Issuer LLC, Series 2024-1A, Class D
6.64%, 05/15/54 144A	$1,100,000	$1,117,471
VB-S1 Issuer LLC, Series 2026-1A, Class C2
4.69%, 03/15/56 144A	1,200,000	1,180,584
VB-S1 Issuer LLC, Series 2026-1A, Class D
5.19%, 03/15/56 144A	850,000	837,230
Veros Auto Receivables Trust, Series 2026-1, Class C
5.22%, 07/15/31 144A	100,000	100,226
Vista Point Securitization Trust, Series 2024-CES1, Class A1
(Step to 7.67% on 05/25/28), 6.68%, 05/25/54 144A STEP	611,884	618,719
Vista Point Securitization Trust, Series 2024-CES2, Class A1
(Step to 6.25% on 10/25/28), 5.25%, 10/25/54 144A STEP	546,780	546,033
Vista Point Securitization Trust, Series 2024-CES3, Class A1
(Step to 6.68% on 01/25/29), 5.68%, 01/25/55 144A STEP	509,975	511,997
Vista Point Securitization Trust, Series 2025-CES1, Class A1
(Step to 6.81% on 04/25/29), 5.81%, 04/25/55 144A STEP	692,850	696,474
Volofin Finance Designated Activity Co., Series 2024-1A, Class A
5.94%, 06/15/37 144A	335,157	339,807
Voya CLO, Ltd., Series 2019-1A, Class A1RR
(Floating, CME Term SOFR 3M + 1.37%, 1.37% Floor), 5.04%, 10/15/37 144A †	925,000	925,863
WAVE LLC, Series 2019-1, Class A
3.60%, 09/15/44 144A	255,300	250,583
Wellfleet CLO, Ltd., Series 2022-2A, Class BR
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 5.52%, 10/18/37 144A †	1,250,000	1,251,301
Wendy's Funding LLC, Series 2025-1A, Class A2I
5.42%, 12/15/55 144A	448,875	445,681
Western Funding Auto Loan Trust, Series 2025-1, Class C
5.34%, 11/15/35 144A	200,000	201,993
Westlake Automobile Receivables Trust, Series 2024-3A, Class D
5.21%, 04/15/30 144A	2,090,000	2,102,472
Westlake Automobile Receivables Trust, Series 2025-1A, Class D
5.54%, 11/15/30 144A	1,400,000	1,411,966
Willis Engine Structured Trust VII, Series 2023-A, Class A
8.00%, 10/15/48 144A	103,890	106,317
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,244,892	1,206,083

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Wingstop Funding LLC, Series 2022-1A, Class A2
3.73%, 03/05/52 144A	$397,000	$381,389
WISE CLO, Ltd., Series 2023-2A, Class A1R
(Floating, CME Term SOFR 3M + 1.10%), 4.77%, 04/15/39 144A †	4,060,000	4,054,690
Zayo Issuer LLC, Series 2025-3A, Class A2
5.57%, 10/20/55 144A	1,150,000	1,154,799
Total Asset-Backed Securities (Cost $446,128,044)		444,535,860
CORPORATE BONDS — 24.6%
180 Medical, Inc.
5.30%, 10/08/35 144A Δ	200,000	196,561
7-Eleven, Inc.
1.30%, 02/10/28 144A	725,000	684,171
Accident Fund Insurance Co. of America
8.50%, 08/01/32 144A	100,000	100,112
Acrisure LLC
6.75%, 07/01/32 144A	810,000	781,320
Acushnet Co.
5.63%, 12/01/33 144A Δ	505,000	502,355
Advanced Drainage Systems, Inc.
5.38%, 03/01/34 144A Δ	1,395,000	1,360,991
Adventist Health System
2.95%, 03/01/29	160,000	152,308
4.74%, 12/01/30	3,360,000	3,330,338
5.76%, 12/01/34	450,000	463,527
AECOM
6.00%, 08/01/33 144A	1,576,000	1,575,726
Airbnb, Inc.
5.25%, 03/16/36	1,605,000	1,607,255
Alcon Finance Corporation
3.00%, 09/23/29 144A	2,285,000	2,172,121
Alexandria Real Estate Equities, Inc. REIT
2.75%, 12/15/29Δ	1,400,000	1,306,363
3.38%, 08/15/31	375,000	346,007
5.15%, 04/15/53Δ	600,000	522,355
Allegion U.S. Holding Co., Inc.
5.60%, 05/29/34	602,000	614,661
Alliant Energy Finance LLC
4.25%, 06/15/28 144A	75,000	74,534
Alphabet, Inc.
4.80%, 02/15/36	1,310,000	1,304,896
Amazon.com, Inc.
4.80%, 12/05/34Δ	75,000	75,854
4.88%, 03/13/36	1,177,000	1,166,728
Amdocs, Ltd.
2.54%, 06/15/30	1,600,000	1,448,677
American Electric Power Co., Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.13%), 5.80%, 03/15/56Δ ^	265,000	261,954
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.94%), 6.05%, 03/15/56^	$265,000	$262,749
American Express Co.
(Variable, U.S. SOFR + 1.42%), 5.28%, 07/26/35^	1,200,000	1,211,598
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.15%), 5.41%, 02/08/41^	230,000	228,469
American Homes 4 Rent LP REIT
4.90%, 02/15/29	309,000	310,735
2.38%, 07/15/31	230,000	202,823
American International Group, Inc.
3.40%, 06/30/30	275,000	262,512
American National Global Funding
5.25%, 06/03/30 144A	250,000	249,228
American National Group, Inc.
5.00%, 06/15/27	796,000	791,975
6.14%, 06/13/32 144A Δ	163,000	166,692
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.18%), 7.00%, 12/01/55Δ ^	350,000	332,198
American Tower Corporation REIT
3.38%, 10/15/26	1,200,000	1,193,202
3.95%, 03/15/29Δ	300,000	295,315
Americo Life, Inc.
3.45%, 04/15/31 144A	1,450,000	1,279,623
AmFam Holdings, Inc.
3.83%, 03/11/51 144A	1,350,000	929,364
Amgen, Inc.
5.25%, 03/02/30	2,123,000	2,180,480
Amkor Technology, Inc.
5.88%, 10/01/33 144A Δ	1,362,000	1,358,130
Amphenol Corporation
4.63%, 02/15/36Δ	1,390,000	1,344,746
Amrize Finance U.S. LLC
5.40%, 04/07/35Δ	700,000	712,111
Antares Holdings LP
3.75%, 07/15/27 144A	2,895,000	2,814,461
Antero Midstream Partners LP
5.75%, 10/15/33 144A	668,000	661,050
AP Grange Holdings LLC
5.00%, 03/20/45†††	300,000	312,000
Apollo Global Management, Inc.
5.70%, 03/30/36	850,000	851,198
Appalachian Power Co.
2.70%, 04/01/31	2,200,000	2,001,661
AppLovin Corporation
5.13%, 12/01/29	585,000	588,529
5.38%, 12/01/31	640,000	646,511
5.50%, 12/01/34	5,432,000	5,389,194
Aquila FDG
7.45%, 09/30/45†††	400,000	416,825
Arch Capital Finance LLC
4.01%, 12/15/26	675,000	673,688
Arch Capital Group, Ltd.
7.35%, 05/01/34	200,000	227,054

	Par	Value
Archer-Daniels-Midland Co.
3.25%, 03/27/30	$175,000	$167,840
Ares Finance Co. II LLC
3.25%, 06/15/30 144A Δ	482,000	451,924
Arsenal AIC Parent LLC
8.00%, 10/01/30 144A	100,000	104,242
Arthur J Gallagher & Co.
4.85%, 12/15/29	570,000	576,433
5.15%, 02/15/35	1,792,000	1,778,314
AS Mileage Plan IP, Ltd.
5.31%, 10/20/31 144A Δ	850,000	831,783
Ascension Health
4.92%, 11/15/35	1,495,000	1,477,880
Ashtead Capital, Inc.
1.50%, 08/12/26 144A	350,000	346,076
5.95%, 10/15/33 144A	1,900,000	1,958,976
5.80%, 04/15/34 144A Δ	952,000	970,951
AT&T, Inc.
2.75%, 06/01/31	200,000	182,953
2.25%, 02/01/32Δ	300,000	262,185
2.55%, 12/01/33	3,994,000	3,381,532
5.38%, 08/15/35	1,675,000	1,697,360
5.13%, 04/30/36	440,000	434,890
3.50%, 06/01/41Δ	450,000	349,306
3.65%, 06/01/51	575,000	395,135
3.50%, 09/15/53	1,664,000	1,091,960
Athene Global Funding
(Floating, Euribor 3M + 1.00%), 3.02%, 02/23/27(E) †	1,700,000	1,967,172
5.03%, 07/17/30 144A	1,000,000	990,079
Atlassian Corporation
5.50%, 05/15/34Δ	2,454,000	2,404,258
AutoNation, Inc.
1.95%, 08/01/28Δ	175,000	164,691
4.75%, 06/01/30	250,000	248,495
Aviation Capital Group LLC
4.25%, 04/30/29 144A	106,000	104,492
5.13%, 04/10/30 144A	15,000	15,085
6.38%, 07/15/30 144A Δ	1,745,000	1,838,642
4.80%, 10/24/30 144A	135,000	133,606
4.88%, 01/28/33 144A	141,000	136,239
Axon Enterprise, Inc.
6.25%, 03/15/33 144A	180,000	183,886
AZ BATTERY PROPERTY LLC
6.73%, 02/20/46†††	279,814	285,745
Baker Hughes Holdings LLC
5.85%, 06/15/56	350,000	342,729
Bank of America Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.76%), 4.38%, 01/27/27ρ Δ ^	491,000	485,319
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 04/24/28Δ ^	2,000,000	1,985,236
(Variable, U.S. SOFR + 1.63%), 5.20%, 04/25/29^	4,985,000	5,056,708
(Variable, U.S. SOFR + 1.11%), 4.62%, 05/09/29^	1,600,000	1,607,129
	Par	Value
(Variable, CME Term SOFR 3M + 1.57%), 4.27%, 07/23/29^	$600,000	$597,655
(Variable, CME Term SOFR 3M + 1.47%), 3.97%, 02/07/30^	2,500,000	2,466,164
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.68%), 6.63%, 05/01/30ρ Δ ^	350,000	359,067
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%), 6.25%, 07/26/30ρ Δ ^	500,000	503,299
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 02/13/31Δ ^	75,000	69,344
(Variable, U.S. SOFR + 1.53%), 1.90%, 07/23/31^	1,300,000	1,158,137
(Variable, U.S. SOFR + 0.87%), 4.46%, 02/06/32^	2,500,000	2,469,243
(Variable, U.S. SOFR + 1.22%), 2.30%, 07/21/32^	855,000	755,029
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	475,000	430,103
(Variable, U.S. SOFR + 1.83%), 4.57%, 04/27/33^	1,215,000	1,194,281
(Variable, U.S. SOFR + 2.16%), 5.02%, 07/22/33^	600,000	603,746
(Variable, U.S. SOFR + 1.91%), 5.29%, 04/25/34^	2,700,000	2,733,841
(Variable, U.S. SOFR + 1.31%), 5.51%, 01/24/36^	2,025,000	2,065,773
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%), 2.48%, 09/21/36^	1,937,000	1,676,121
(Variable, U.S. SOFR + 1.13%), 5.05%, 02/06/37Δ ^	4,320,000	4,264,265
Bank of New York Mellon Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 3.75%, 12/20/26ρ ^	700,000	684,878
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.27%), 5.95%, 12/20/30ρ ^	200,000	200,195
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.03%), 5.63%, 03/20/31ρ Δ ^	750,000	735,015
Banner Health
2.34%, 01/01/30	865,000	802,958
Baylor Scott & White Holdings
1.78%, 11/15/30	305,000	271,246
Beacon Funding Trust
6.27%, 08/15/54 144A Δ	1,850,000	1,830,135
Becton, Dickinson and Co.
2.82%, 05/20/30	750,000	699,565
Beignet Investor LLC
6.58%, 05/30/49 144A	15,130,000	15,567,724
Belrose Funding Trust II
6.79%, 05/15/55 144A	500,000	502,306
Belvoir Land LLC
5.60%, 12/15/35 144A	1,000,000	948,750
Berkshire Hathaway Energy Co.
3.70%, 07/15/30	450,000	437,498

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Berkshire Hathaway Finance Corporation
1.85%, 03/12/30Δ	$825,000	$757,067
Berry Global, Inc.
4.88%, 07/15/26 144A	450,000	450,052
BGC Group, Inc.
6.15%, 04/02/30	2,645,000	2,691,647
Bimbo Bakeries U.S.A., Inc.
5.38%, 01/09/36 144A	725,000	721,842
Block Financial LLC
3.88%, 08/15/30Δ	1,600,000	1,509,505
Block, Inc.
6.50%, 05/15/32	770,000	777,512
6.00%, 08/15/33 144A	430,000	423,341
Blue Owl Capital Corporation
2.88%, 06/11/28	2,200,000	2,045,646
Blue Owl Finance LLC
6.25%, 04/18/34Δ	1,155,000	1,111,091
BMW U.S. Capital LLC
4.75%, 03/21/28 144A	1,400,000	1,408,154
Boardwalk Pipelines LP
5.63%, 08/01/34Δ	350,000	358,805
Boeing Co. (The)
6.26%, 05/01/27	400,000	407,019
6.30%, 05/01/29	400,000	420,047
2.95%, 02/01/30Δ	174,000	163,804
5.15%, 05/01/30	1,431,000	1,455,470
6.39%, 05/01/31	400,000	426,707
6.53%, 05/01/34Δ	5,221,000	5,689,636
3.25%, 02/01/35	25,000	21,442
5.71%, 05/01/40	1,225,000	1,227,501
3.85%, 11/01/48	25,000	18,025
5.81%, 05/01/50Δ	4,379,000	4,235,983
6.86%, 05/01/54	3,292,000	3,626,059
7.01%, 05/01/64	300,000	331,966
Boston Properties LP REIT
4.50%, 12/01/28Δ	900,000	894,340
2.55%, 04/01/32	1,100,000	944,400
BP Capital Markets America, Inc.
4.23%, 11/06/28	175,000	175,092
Broadcom, Inc.
2.45%, 02/15/31	2,000,000	1,816,834
4.15%, 04/15/32 144A	2,470,000	2,390,938
3.42%, 04/15/33	1,025,000	937,669
3.47%, 04/15/34	8,445,000	7,608,527
3.19%, 11/15/36 144A	28,000	23,412
3.50%, 02/15/41	375,000	299,343
Brookfield Capital Finance LLC
6.09%, 06/14/33	140,000	146,099
Brooklyn Union Gas Co. (The)
6.39%, 09/15/33 144A	1,250,000	1,332,651
Brown & Brown, Inc.
5.55%, 06/23/35Δ	260,000	259,794
Builders FirstSource, Inc.
6.38%, 03/01/34 144A	1,000,000	988,467
6.75%, 05/15/35 144A	1,075,000	1,075,314
Bunge, Ltd. Finance Corporation
4.20%, 09/17/29	828,000	820,343
	Par	Value
4.65%, 09/17/34Δ	$828,000	$802,541
CACI International, Inc.
6.38%, 06/15/33 144A	1,900,000	1,935,370
Capital One Financial Corporation
(Variable, U.S. SOFR + 2.60%), 5.25%, 07/26/30^	1,200,000	1,216,683
(Variable, U.S. SOFR + 2.04%), 6.18%, 01/30/36^	2,225,000	2,264,224
(Variable, U.S. SOFR + 1.63%), 5.20%, 09/11/36^	790,000	766,159
(Variable, U.S. SOFR + 1.51%), 5.40%, 01/30/37^	1,700,000	1,666,526
Cardinal Health, Inc.
5.13%, 02/15/29	585,000	595,252
Carlyle Group, Inc. (The)
5.05%, 09/19/35Δ	725,000	700,195
Carnival Corporation
5.75%, 03/15/30 144A	1,460,000	1,472,376
5.88%, 06/15/31 144A	1,615,000	1,635,867
5.75%, 08/01/32 144A	2,375,000	2,377,196
Carpenter Technology Corporation
5.63%, 03/01/34 144A	560,000	555,542
Carrier Global Corporation
2.72%, 02/15/30	750,000	700,698
2.70%, 02/15/31	1,075,000	986,093
CBRE Services, Inc.
5.50%, 06/15/35	2,500,000	2,528,275
CDW LLC
3.57%, 12/01/31	3,715,000	3,397,264
CenterPoint Energy Resources Corporation
5.40%, 07/01/34‡‡	1,300,000	1,327,719
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/31/50Ω ^	1,000,000	925,727
Charter Communications Operating LLC
2.25%, 01/15/29	2,300,000	2,150,082
6.65%, 02/01/34Δ	545,000	568,819
6.55%, 06/01/34	1,085,000	1,127,042
6.38%, 10/23/35	1,020,000	1,036,490
3.95%, 06/30/62	3,820,000	2,246,394
Cheniere Energy Partners LP
5.95%, 06/30/33	3,070,000	3,219,368
5.75%, 08/15/34	50,000	51,543
5.55%, 10/30/35	300,000	305,632
Cheniere Energy, Inc.
6.00%, 07/30/56 144A	700,000	698,003
Choice Hotels International, Inc.
3.70%, 12/01/29	1,500,000	1,439,082
3.70%, 01/15/31Δ	1,644,000	1,543,514
5.85%, 08/01/34Δ	669,000	675,734
Chord Energy Corporation
6.00%, 10/01/30 144A	1,325,000	1,343,365
Chubb INA Holdings LLC
6.80%, 11/15/31	979,000	1,082,348
Cigna Group (The)
2.40%, 03/15/30	625,000	577,553

	Par	Value
2.38%, 03/15/31	$1,250,000	$1,123,425
5.13%, 05/15/31Δ	1,415,000	1,444,599
3.20%, 03/15/40	775,000	600,881
4.90%, 12/15/48Δ	350,000	304,130
Citadel Finance LLC
4.75%, 02/14/29 144A	600,000	588,314
Citadel Securities Global Holdings LLC
6.20%, 06/18/35 144A	250,000	255,932
5.75%, 03/27/36 144A	250,000	246,817
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 4.78%), 6.25%, 08/15/26ρ ^	175,000	175,207
4.30%, 11/20/26	75,000	75,024
4.45%, 09/29/27	175,000	175,046
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.21%), 7.38%, 05/15/28ρ Δ ^	800,000	827,085
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 07/24/28Δ ^	175,000	173,176
(Variable, U.S. SOFR + 1.36%), 5.17%, 02/13/30^	2,600,000	2,640,430
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.57%), 6.75%, 02/15/30ρ ^	200,000	200,018
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.73%), 6.95%, 02/15/30ρ ^	650,000	655,201
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 6.88%, 08/15/30ρ ^	475,000	478,661
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.00%), 6.63%, 02/15/31ρ ^	1,815,000	1,817,596
(Variable, U.S. SOFR + 1.83%), 6.02%, 01/24/36^	1,804,000	1,842,689
Clarios Global LP
6.75%, 02/15/30 144A Δ	600,000	613,923
CMS Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.96%), 6.50%, 06/01/55^	490,000	499,070
CNO Financial Group, Inc.
6.45%, 06/15/34Δ	1,620,000	1,672,712
CNX Resources Corporation
5.88%, 03/01/34 144A	965,000	940,476
CoBank ACB
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.49%), 6.45%, 10/01/27ρ ^	600,000	604,789
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34	545,000	558,917
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/33 144A	1,095,000	1,154,247
Comcast Corporation
5.30%, 06/01/34	1,307,000	1,327,200
Commercial Metals Co.
5.75%, 11/15/33 144A	1,035,000	1,025,086
	Par	Value
6.00%, 12/15/35 144A Δ	$794,000	$783,579
CommonSpirit Health
4.35%, 09/01/30	1,145,000	1,128,617
4.98%, 09/01/35	1,745,000	1,703,692
6.46%, 11/01/52	1,005,000	1,071,638
CompoSecure Holdings LLC
5.63%, 02/01/33 144A	1,625,000	1,588,714
Continental Resources, Inc.
5.75%, 01/15/31 144A	6,495,000	6,621,907
Corebridge Financial, Inc.
4.55%, 01/09/31 144A	2,200,000	2,173,196
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.85%), 6.88%, 12/15/52^	680,000	685,451
Corebridge Global Funding
5.20%, 06/24/29 144A	600,000	608,413
CoStar Group, Inc.
2.80%, 07/15/30 144A	700,000	633,279
Costco Wholesale Corporation
1.60%, 04/20/30	625,000	565,738
Cox Communications, Inc.
2.95%, 10/01/50 144A	295,000	159,173
5.80%, 12/15/53 144A Δ	175,000	148,235
CRH America Finance, Inc.
3.40%, 05/09/27 144A	2,100,000	2,080,560
3.95%, 04/04/28 144A	500,000	495,991
5.00%, 02/09/36	1,510,000	1,483,090
CrossCountry Intermediate HoldCo LLC
6.75%, 12/01/32 144A	300,000	282,582
Crown Americas LLC
5.88%, 06/01/33	1,035,000	1,035,479
CSC Holdings LLC
5.38%, 02/01/28 144A Δ	1,855,000	1,373,908
7.50%, 04/01/28 144A Δ	590,000	325,349
CSX Corporation
3.80%, 04/15/50	275,000	204,503
CubeSmart LP REIT
2.50%, 02/15/32	130,000	114,121
CVR Energy, Inc.
7.50%, 02/15/31 144A	350,000	352,911
DAE Funding LLC
4.95%, 01/15/33 144A	480,000	456,050
DBR Land Holdings LLC
6.25%, 12/01/30 144A	1,360,000	1,377,843
Dell International LLC
5.30%, 10/01/29	150,000	153,117
5.10%, 02/15/36	975,000	953,724
Devon Energy Corporation
5.60%, 07/15/41Δ	77,000	74,566
4.75%, 05/15/42Δ	555,000	487,647
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29Δ	250,000	235,507
Directv Financing LLC
8.88%, 02/01/30 144A	226,000	225,780

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Discovery Communications LLC
3.63%, 05/15/30	$1,800,000	$1,675,756
Discovery Global Holdings, Inc.
4.28%, 03/15/32	742,000	657,598
5.14%, 03/15/52Δ	49,000	29,829
DOC DR LLC REIT
3.95%, 01/15/28	2,400,000	2,375,312
Dominion Energy, Inc.
3.38%, 04/01/30Δ	250,000	238,779
5.00%, 06/15/30	500,000	506,923
2.25%, 08/15/31	2,300,000	2,029,589
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.26%), 6.00%, 02/15/56^	300,000	298,292
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.01%), 6.20%, 02/15/56^	450,000	446,208
Dow Chemical Co. (The)
6.90%, 05/15/53Δ	280,000	286,149
Dri Healthcare LP
5.35%, 06/30/31	400,000	400,000
Duke Energy Corporation
2.45%, 06/01/30Δ	1,800,000	1,659,132
5.45%, 06/15/34Δ	1,485,000	1,518,531
Duke Energy Florida LLC
5.88%, 11/15/33	2,000,000	2,124,246
Duke Energy Progress LLC
3.40%, 04/01/32	2,300,000	2,153,160
DYAL CAPITAL PARTNERS III ISSUER A
6.55%, 06/15/44†††	644,000	662,365
DYAL CAPITAL PARTNERS III ISSUER B
6.55%, 06/15/44†††	506,000	520,388
DYAL CAPITAL PARTNERS IV ISSUER A
5.94%, 08/22/45†††	650,000	651,262
DYAL CAPITAL PARTNERS IV ISSUER B
5.94%, 08/22/45†††	600,000	601,165
Eagle Materials, Inc.
5.00%, 03/15/36	1,690,000	1,619,020
East Ohio Gas Co. (The)
2.00%, 06/15/30 144A	150,000	134,773
EchoStar Corporation
10.75%, 11/30/29	3,136,816	3,390,477
EchoStar Corporation PIK
Cash coupon 3.88% or PIK 3.88%, 11/30/30 CONV 1	260,704	931,913
Electronic Arts, Inc.
2.95%, 02/15/51Δ	914,000	736,004
Elevance Health, Inc.
4.60%, 09/15/32Δ	2,735,000	2,694,447
5.20%, 02/15/35	685,000	684,159
Emera U.S. Finance LLC
4.50%, 04/01/29	500,000	499,504
Encore Capital Group, Inc.
8.50%, 05/15/30 144A Δ	600,000	634,769
	Par	Value
Enel Finance America LLC
2.88%, 07/12/41 144A	$2,300,000	$1,619,643
Energy Transfer LP
5.50%, 06/01/27	775,000	782,344
4.95%, 05/15/28Δ	900,000	908,176
5.25%, 04/15/29	800,000	814,980
5.75%, 02/15/33	1,575,000	1,638,620
5.70%, 04/01/35	3,020,000	3,102,781
5.30%, 04/15/47	150,000	132,862
5.40%, 10/01/47	50,000	44,476
6.00%, 06/15/48	50,000	48,035
5.95%, 05/15/54	500,000	469,266
EnerSys
6.63%, 01/15/32 144A	1,000,000	1,022,936
Enstar Group, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.19%), 7.50%, 04/01/45 144A ^	475,000	490,121
Entegris, Inc.
4.75%, 04/15/29 144A	2,755,000	2,725,236
Enterprise Products Operating LLC
4.20%, 01/31/50	625,000	497,105
EPR Properties REIT
4.75%, 12/15/26	1,200,000	1,199,544
3.60%, 11/15/31	2,300,000	2,088,864
Equinix Europe 2 Financing Corporation LLC REIT
4.70%, 03/15/33	1,200,000	1,167,582
Equinix, Inc. REIT
1.55%, 03/15/28	2,200,000	2,083,509
2.15%, 07/15/30	2,080,000	1,870,068
Equitable Holdings, Inc.
4.35%, 04/20/28	863,000	861,205
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.70%, 03/28/55Δ ^	752,000	761,228
Esab Corporation
5.63%, 04/01/31 144A	1,123,000	1,133,680
Essential Utilities, Inc.
5.38%, 01/15/34	925,000	938,152
Evergy, Inc.
4.25%, 03/15/29	900,000	893,362
Eversource Energy
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.10%, 08/15/56^	200,000	197,612
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.33%), 6.35%, 08/15/56^	200,000	197,418
Exelon Corporation
4.05%, 04/15/30Δ	375,000	367,376
4.70%, 04/15/50	25,000	20,676
Expedia Group, Inc.
4.63%, 08/01/27Δ	353,000	353,362
3.80%, 02/15/28	350,000	345,385
3.25%, 02/15/30Δ	250,000	236,311
2.95%, 03/15/31	120,000	110,105

	Par	Value
5.40%, 02/15/35Δ	$2,530,000	$2,511,029
Extra Space Storage LP REIT
3.88%, 12/15/27Δ	900,000	891,914
Fair Isaac Corporation
6.00%, 05/15/33 144A	1,483,000	1,456,041
6.25%, 09/15/34 144A	3,255,000	3,204,182
Farmers Insurance Exchange
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.86%), 7.00%, 10/15/64 144A ^	580,000	582,076
Federal Realty OP LP REIT
3.50%, 06/01/30	1,900,000	1,815,474
FedEx Corporation
4.10%, 02/01/45	150,000	118,004
4.05%, 02/15/48	425,000	324,373
FedEx Freight Holding Co., Inc.
4.65%, 03/15/31 144A	3,000,000	2,949,930
Fidelity National Financial, Inc.
4.50%, 08/15/28	2,675,000	2,669,341
Fidelity National Information Services, Inc.
4.80%, 03/10/31	2,160,000	2,143,942
First American Financial Corporation
4.00%, 05/15/30	450,000	429,488
5.45%, 09/30/34	700,000	686,445
First Horizon Corporation
(Variable, U.S. SOFR + 1.77%), 5.51%, 03/07/31Δ ^	880,000	892,766
Fiserv, Inc.
4.20%, 10/01/28Δ	425,000	420,224
Florida Power & Light Co.
3.80%, 12/15/42	475,000	384,714
Ford Motor Credit Co. LLC
5.92%, 03/20/28	1,100,000	1,114,358
5.42%, 04/09/31	7,315,000	7,185,886
Fort Benning Family Communities LLC
6.09%, 01/15/51 144A	1,106,616	996,013
Fortitude Group Holdings LLC
6.25%, 04/01/30 144A	350,000	356,619
Foundry JV Holdco LLC
5.90%, 01/25/33 144A	1,500,000	1,543,434
5.88%, 01/25/34 144A	200,000	202,684
6.20%, 01/25/37 144A	500,000	517,294
Fox Corporation
4.71%, 01/25/29	275,000	275,752
3.50%, 04/08/30	150,000	144,181
GA Global Funding Trust
2.90%, 01/06/32 144A	1,450,000	1,255,302
GATX Corporation
6.90%, 05/01/34Δ	1,550,000	1,700,006
GE HealthCare Technologies, Inc.
6.38%, 11/22/52Δ	320,000	340,208
General Motors Co.
5.95%, 04/01/49	239,000	223,802
General Motors Financial Co., Inc.
5.05%, 04/04/28Δ	600,000	605,295
	Par	Value
2.40%, 04/10/28	$150,000	$143,898
GFL Environmental Holdings U.S., Inc.
5.50%, 02/01/34 144A	1,619,000	1,589,932
Gilead Sciences, Inc.
4.50%, 02/01/45	300,000	259,276
Glencore Funding LLC
2.63%, 09/23/31 144A	650,000	579,642
6.50%, 10/06/33 144A Δ	8,410,000	9,104,115
Global Atlantic Fin Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.61%), 7.95%, 10/15/54 144A ^	150,000	144,562
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.55%), 7.25%, 03/01/56 144A ^	965,000	910,412
Global Partners LP
8.25%, 01/15/32 144A	550,000	570,658
Global Payments, Inc.
2.90%, 05/15/30	1,600,000	1,463,288
4.88%, 11/15/30	275,000	270,200
5.20%, 11/15/32	205,000	199,112
5.40%, 03/15/33	320,000	312,494
5.55%, 11/15/35	1,880,000	1,812,543
Globe Life, Inc.
5.85%, 09/15/34	210,000	216,437
Goldman Sachs Group, Inc. (The)
(Floating, CME Term SOFR 3M + 2.01%), 5.68%, 10/28/27†	1,800,000	1,813,572
(Variable, CME Term SOFR 3M + 1.56%), 4.22%, 05/01/29^	3,200,000	3,182,365
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.81%), 7.50%, 05/10/29ρ Δ ^	1,050,000	1,100,589
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.85%, 02/10/30ρ ^	551,000	561,986
(Variable, U.S. SOFR + 1.27%), 5.73%, 04/25/30Δ ^	5,200,000	5,365,745
(Variable, U.S. SOFR + 1.06%), 4.37%, 10/21/31^	600,000	588,436
(Variable, U.S. SOFR + 0.96%), 4.52%, 01/21/32^	3,300,000	3,250,672
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.40%), 6.13%, 11/10/34ρ Δ ^	200,000	199,030
(Variable, U.S. SOFR + 1.19%), 5.07%, 01/21/37^	1,246,000	1,218,644
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.18%), 5.39%, 02/02/41^	3,512,000	3,394,408
Goodman U.S. Finance Five LLC REIT
4.63%, 05/04/32 144A Δ	2,000,000	1,968,499
Goodman U.S. Finance Three LLC REIT
3.70%, 03/15/28 144A	1,000,000	984,411
Graham Holdings Co.
5.63%, 12/01/33 144A	1,930,000	1,895,503

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Grand River Funding Trust I
6.31%, 02/15/36 144A Δ	$350,000	$353,329
Grand River Funding Trust II
7.28%, 02/15/56 144A	550,000	575,964
Greensaif Pipelines Bidco S.a.r.l.
5.85%, 02/23/36 144A Δ	200,000	200,938
6.13%, 02/23/38 144A	200,000	202,757
6.10%, 08/23/42 144A	250,000	249,066
Gulfstream Natural Gas System LLC
5.60%, 07/23/35 144A	600,000	608,456
GXO Logistics, Inc.
6.25%, 05/06/29	250,000	259,368
6.50%, 05/06/34	250,000	262,503
Hanover Insurance Group, Inc. (The)
5.50%, 09/01/35Δ	350,000	347,879
Hasbro, Inc.
6.05%, 05/14/34Δ	400,000	417,114
HCA, Inc.
5.38%, 09/01/26	1,600,000	1,601,277
3.13%, 03/15/27	2,100,000	2,073,664
5.45%, 04/01/31	6,206,000	6,362,477
5.60%, 04/01/34	3,320,000	3,391,585
4.90%, 11/15/35	260,000	251,472
Healthcare Realty Holdings LP REIT
3.10%, 02/15/30	1,500,000	1,413,551
2.05%, 03/15/31	200,000	173,793
Helmerich & Payne, Inc.
5.50%, 12/01/34	1,294,000	1,272,813
Henneman Trust
6.58%, 05/15/55 144A	450,000	452,578
Hewlett Packard Enterprise Co.
6.35%, 10/15/45Δ	30,000	29,982
HF Sinclair Corporation
5.50%, 09/01/32	525,000	526,405
6.25%, 01/15/35	400,000	413,253
Highmark, Inc.
2.55%, 05/10/31 144A	300,000	266,083
Hilton Domestic Operating Co., Inc.
5.50%, 03/31/34 144A	1,220,000	1,192,870
Home Depot, Inc. (The)
3.90%, 12/06/28	275,000	273,968
3.25%, 04/15/32Δ	700,000	653,683
Honeywell Aerospace, Inc.
4.95%, 03/16/36 144A	338,000	335,495
5.62%, 03/16/46 144A	350,000	345,119
Host Hotels & Resorts LP REIT
2.90%, 12/15/31	292,000	259,732
5.70%, 07/01/34	1,100,000	1,111,959
5.50%, 04/15/35	1,915,000	1,900,912
HP, Inc.
4.00%, 04/15/29	130,000	127,794
HPS Corporate Lending Fund
4.90%, 09/11/28 144A	800,000	779,858
Humana, Inc.
5.50%, 03/15/53	216,000	187,388
Hyatt Hotels Corporation
5.50%, 06/30/34Δ	1,468,000	1,483,393
	Par	Value
5.40%, 12/15/35Δ	$875,000	$857,524
Hyundai Capital America
1.65%, 09/17/26 144A	2,300,000	2,270,702
5.30%, 03/19/27 144A	1,000,000	1,007,906
Ingersoll Rand, Inc.
5.31%, 06/15/31	408,000	418,817
5.70%, 08/14/33	2,290,000	2,379,800
Installed Building Products, Inc.
5.63%, 02/01/34 144A	1,380,000	1,350,048
Insulet Corporation
6.50%, 04/01/33 144A Δ	155,000	158,323
Intel Corporation
5.20%, 02/10/33Δ	925,000	932,586
5.15%, 02/21/34Δ	378,000	377,103
5.70%, 02/10/53Δ	250,000	230,382
Intercontinental Exchange, Inc.
3.63%, 09/01/28Δ	395,000	388,997
3.00%, 06/15/50Δ	1,500,000	958,376
International Flavors & Fragrances, Inc.
1.83%, 10/15/27 144A	195,000	187,123
Invitation Homes Operating Partnership LP REIT
2.30%, 11/15/28	425,000	400,089
IPALCO Enterprises, Inc.
4.25%, 05/01/30	2,450,000	2,361,806
IQVIA, Inc.
6.25%, 06/01/32 144A	1,350,000	1,372,600
ITC Holdings Corporation
2.95%, 05/14/30 144A	1,900,000	1,778,982
Jackson National Life Global Funding
5.55%, 07/02/27 144A	700,000	706,619
Jacobs Solutions, Inc.
5.38%, 03/03/36	822,000	802,195
Jane Street Group
7.13%, 04/30/31 144A	1,220,000	1,254,851
6.75%, 05/01/33 144A	2,120,000	2,152,389
Jefferies Finance LLC
6.63%, 10/15/31 144A Δ	950,000	906,617
Jefferies Financial Group, Inc.
6.20%, 04/14/34Δ	3,490,000	3,561,053
JH North America Holdings, Inc.
5.88%, 01/31/31 144A	180,000	178,629
6.13%, 07/31/32 144A	255,000	254,394
JPMorgan Chase & Co.
2.95%, 10/01/26Δ	700,000	696,384
3.63%, 12/01/27	1,025,000	1,013,807
(Variable, CME Term SOFR 3M + 1.60%), 3.78%, 02/01/28^	1,219,000	1,213,108
(Floating, U.S. SOFR + 0.92%), 4.59%, 04/22/28† Δ	1,700,000	1,705,588
(Variable, U.S. SOFR + 0.93%), 5.57%, 04/22/28^	1,900,000	1,923,566
(Variable, CME Term SOFR 3M + 1.21%), 3.51%, 01/23/29^	1,125,000	1,107,236
(Variable, U.S. SOFR + 1.45%), 5.30%, 07/24/29^	2,000,000	2,037,588

	Par	Value
(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/05/29^	$800,000	$801,103
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.50%, 04/01/30ρ Δ ^	2,625,000	2,695,127
(Variable, U.S. SOFR + 1.16%), 5.58%, 04/22/30Δ ^	1,000,000	1,030,810
(Variable, U.S. SOFR + 1.75%), 4.57%, 06/14/30^	1,200,000	1,201,401
(Variable, CME Term SOFR 3M + 3.79%), 4.49%, 03/24/31^	75,000	74,618
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31Δ ^	3,650,000	3,373,873
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 05/13/31^	225,000	209,702
(Variable, U.S. SOFR + 0.84%), 4.35%, 01/22/32Δ ^	2,715,000	2,677,258
(Variable, U.S. SOFR + 1.85%), 5.35%, 06/01/34^	3,210,000	3,276,673
(Variable, U.S. SOFR + 1.34%), 4.95%, 10/22/35^	1,090,000	1,078,435
(Variable, U.S. SOFR + 1.32%), 5.50%, 01/24/36^	350,000	358,363
(Variable, U.S. SOFR + 1.68%), 5.57%, 04/22/36^	2,970,000	3,061,698
(Variable, U.S. SOFR + 1.07%), 4.90%, 01/22/37Δ ^	4,325,000	4,233,681
(Variable, U.S. SOFR + 1.30%), 5.19%, 02/05/37Δ ^	1,490,000	1,464,729
Kilroy Realty LP REIT
4.75%, 12/15/28	1,728,000	1,716,153
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	150,000	155,632
Kinetik Holdings LP
6.63%, 12/15/28 144A	796,000	809,877
L3Harris Technologies, Inc.
5.40%, 07/31/33	1,285,000	1,318,846
Lamar Media Corporation
5.38%, 11/01/33 144A	1,640,000	1,606,558
Lazard Group LLC
5.63%, 08/01/35Δ	2,875,000	2,870,274
LBJ Infrastructure Group LLC
3.80%, 12/31/57 144A Δ	1,450,000	1,033,034
Leidos, Inc.
5.40%, 03/15/32	446,000	455,289
5.75%, 03/15/33	997,000	1,033,995
5.50%, 03/15/35	2,615,000	2,663,403
5.00%, 03/15/36	1,952,000	1,887,936
Loews Corporation
4.94%, 04/01/36	440,000	430,882
Lowe's Cos., Inc.
1.70%, 09/15/28	1,025,000	963,546
1.70%, 10/15/30	775,000	683,160
3.00%, 10/15/50	175,000	108,234
4.25%, 04/01/52Δ	550,000	421,876
LPL Holdings, Inc.
6.00%, 05/20/34	400,000	408,177
5.75%, 06/15/35	300,000	298,955
M&T Bank Corporation
(Variable, U.S. SOFR + 1.85%), 5.05%, 01/27/34^	785,000	776,276
	Par	Value
Maple Grove Funding Trust I
4.16%, 08/15/51 144A	$775,000	$561,917
Marathon Petroleum Corporation
3.80%, 04/01/28	150,000	148,334
Marriott International, Inc.
4.90%, 04/15/29	375,000	379,394
4.88%, 05/15/29	530,000	536,296
2.85%, 04/15/31	1,075,000	984,692
4.50%, 05/01/33	1,050,000	1,014,956
5.50%, 04/15/37	1,770,000	1,763,032
5.10%, 05/01/38	1,164,000	1,107,093
Mars, Inc.
4.80%, 03/01/30 144A	2,350,000	2,375,185
3.20%, 04/01/30 144A	425,000	405,626
5.00%, 03/01/32 144A	2,075,000	2,100,180
5.20%, 03/01/35 144A	450,000	454,448
Marsh & McLennan Cos., Inc.
5.00%, 03/15/35	1,530,000	1,524,297
Martin Marietta Materials, Inc.
3.20%, 07/15/51	375,000	243,386
Masco Corporation
1.50%, 02/15/28	2,200,000	2,083,521
Matador Resources Co.
6.50%, 04/15/32 144A	40,000	40,465
Mercedes-Benz Finance North America LLC
4.90%, 11/15/27 144A	1,400,000	1,413,853
Meritage Homes Corporation
5.65%, 03/15/35Δ	1,815,000	1,813,935
Meta Platforms, Inc.
4.20%, 11/15/30	2,225,000	2,203,923
3.85%, 08/15/32Δ	3,000	2,864
4.88%, 11/15/35Δ	2,000,000	1,962,879
5.63%, 11/15/55	1,679,000	1,575,003
5.75%, 05/15/63	890,000	829,800
MetLife, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 6.35%, 03/15/55Δ ^	600,000	609,130
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.82%), 5.85%, 03/15/56Δ ^	300,000	294,601
Metropolitan Life Global Funding I
3.45%, 12/18/26 144A	2,000,000	1,988,610
MidAmerican Energy Co.
3.65%, 04/15/29	400,000	392,897
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 144A	650,000	622,946
Molina Healthcare, Inc.
3.88%, 11/15/30 144A	317,000	283,631
Moog, Inc.
5.50%, 10/15/34 144A	395,000	397,228
Morgan Stanley
3.95%, 04/23/27	448,000	445,428
(Floating, U.S. SOFR + 1.02%), 4.69%, 04/13/28†	3,100,000	3,111,593
(Variable, U.S. SOFR + 1.01%), 5.65%, 04/13/28^	800,000	809,685

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. SOFR + 1.73%), 5.12%, 02/01/29^	$2,400,000	$2,427,082
(Variable, U.S. SOFR + 1.59%), 5.16%, 04/20/29^	2,430,000	2,458,376
(Variable, CME Term SOFR 3M + 1.89%), 4.43%, 01/23/30^	200,000	199,148
(Variable, U.S. SOFR + 1.26%), 5.66%, 04/18/30^	800,000	823,102
(Variable, U.S. SOFR + 1.11%), 5.23%, 01/15/31Δ ^	300,000	304,677
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	1,225,000	1,137,748
(Variable, U.S. SOFR + 0.95%), 4.49%, 01/16/32^	1,400,000	1,376,865
(Variable, U.S. SOFR + 1.03%), 1.79%, 02/13/32^	825,000	714,606
(Variable, U.S. SOFR + 1.20%), 4.71%, 03/12/32^	2,200,000	2,185,664
(Variable, U.S. SOFR + 2.08%), 4.89%, 07/20/33^	1,200,000	1,192,992
(Variable, U.S. SOFR + 2.05%), 6.63%, 11/01/34Δ ^	3,901,000	4,246,324
(Variable, U.S. SOFR + 1.73%), 5.47%, 01/18/35^	848,000	862,290
(Variable, U.S. SOFR + 1.58%), 5.83%, 04/19/35^	7,485,000	7,773,326
(Variable, U.S. SOFR + 1.56%), 5.32%, 07/19/35^	700,000	702,661
(Variable, U.S. SOFR + 1.76%), 5.66%, 04/17/36^	825,000	845,314
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	1,250,000	1,075,958
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.80%), 5.94%, 02/07/39^	200,000	204,538
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.17%), 5.31%, 01/18/41^	778,000	751,399
Morgan Stanley Private Bank NA
(Variable, U.S. SOFR + 1.02%), 4.47%, 11/19/31^	1,696,000	1,670,087
Motorola Solutions, Inc.
5.55%, 08/15/35	1,158,000	1,184,351
MPLX LP
4.80%, 02/15/29Δ	600,000	605,111
5.40%, 09/15/35	575,000	572,679
4.50%, 04/15/38	125,000	112,384
5.50%, 02/15/49	435,000	393,461
5.65%, 03/01/53	50,000	45,864
5.95%, 04/01/55Δ	600,000	571,824
6.20%, 09/15/55	500,000	493,943
MSCI, Inc.
3.88%, 02/15/31 144A	1,580,000	1,494,475
5.25%, 09/01/35	1,325,000	1,298,507
Mutual of Omaha Cos. Global Funding
4.55%, 01/13/31 144A Δ	1,700,000	1,680,738
Mutual of Omaha Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.95%), 6.14%, 01/16/64 144A ^	1,000,000	1,013,416
	Par	Value
Nassau Cos. of New York (The)
7.88%, 07/15/30 144A Δ	$382,000	$349,287
Nature Conservancy (The)
0.94%, 07/01/26	25,000	24,782
1.30%, 07/01/28	25,000	23,080
Neogen Food Safety Corporation
8.63%, 07/20/30 144A	625,000	656,978
NetApp, Inc.
5.70%, 03/17/35	550,000	560,551
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	1,090,000	1,033,818
2.25%, 06/01/30	1,900,000	1,732,108
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 6.38%, 08/15/55Δ ^	240,000	244,631
Niagara Mohawk Power Corporation
4.28%, 12/15/28 144A	2,000,000	1,989,357
NiSource, Inc.
3.60%, 05/01/30Δ	125,000	120,566
3.95%, 03/30/48	500,000	375,366
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.04%), 5.75%, 07/15/56Δ ^	275,000	270,904
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28 144A	2,200,000	2,058,261
NNN REIT, Inc. REIT
3.60%, 12/15/26	275,000	273,704
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40 144A	350,000	364,149
3.85%, 09/30/47 144A	250,000	191,335
Novelis Corporation
6.38%, 08/15/33 144A	525,000	515,391
NRG Energy, Inc.
7.00%, 03/15/33 144A	700,000	758,181
NuStar Logistics LP
6.38%, 10/01/30	221,000	228,624
Nuveen LLC
5.85%, 04/15/34 144A	300,000	310,067
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/33 144A	540,000	559,842
Occidental Petroleum Corporation
7.88%, 09/15/31Δ	445,000	506,490
5.38%, 01/01/32Δ	1,350,000	1,371,030
6.45%, 09/15/36	150,000	160,369
Omega Healthcare Investors, Inc. REIT
3.63%, 10/01/29	1,600,000	1,538,745
OneMain Finance Corporation
7.88%, 03/15/30	300,000	309,793
7.50%, 05/15/31	150,000	150,896
7.13%, 11/15/31	800,000	793,337
ONEOK, Inc.
5.38%, 06/01/29	100,000	101,942
6.35%, 01/15/31	1,600,000	1,701,262
5.65%, 09/01/34	100,000	101,771
5.05%, 11/01/34	3,100,000	3,016,401

	Par	Value
6.25%, 10/15/55	$1,025,000	$1,005,882
Oracle Corporation
4.55%, 02/04/29	400,000	395,024
2.95%, 04/01/30	146,000	133,314
4.65%, 05/06/30	700,000	684,395
2.88%, 03/25/31	1,820,000	1,616,888
4.80%, 09/26/32Δ	2,080,000	1,981,501
6.25%, 11/09/32	1,275,000	1,308,930
4.90%, 02/06/33	1,071,000	1,015,514
5.35%, 05/04/33	1,645,000	1,601,960
5.20%, 09/26/35Δ	5,391,000	5,059,450
5.70%, 02/04/36	1,929,000	1,855,547
3.60%, 04/01/40	450,000	326,406
5.88%, 09/26/45	250,000	215,846
4.00%, 07/15/46	275,000	185,403
3.95%, 03/25/51	41,000	25,997
6.90%, 11/09/52	875,000	826,835
6.00%, 08/03/55Δ	82,000	68,813
5.95%, 09/26/55	1,607,000	1,352,922
6.70%, 02/04/56	2,457,000	2,282,129
6.10%, 09/26/65	150,000	124,468
6.85%, 02/04/66	1,044,000	960,718
O'Reilly Automotive, Inc.
5.10%, 03/12/36	770,000	760,214
Otis Worldwide Corporation
2.57%, 02/15/30	25,000	23,215
Owens Corning
5.70%, 06/15/34Δ	2,285,000	2,362,975
Pacific Beacon LLC
5.51%, 07/15/36 144A	750,000	740,834
Pacific Gas and Electric Co.
2.10%, 08/01/27	275,000	266,627
4.55%, 07/01/30	1,800,000	1,776,240
2.50%, 02/01/31	500,000	448,240
5.90%, 06/15/32	1,600,000	1,658,418
6.40%, 06/15/33	2,000,000	2,123,841
5.20%, 05/01/36	500,000	487,503
3.30%, 08/01/40	150,000	112,274
PacifiCorp
5.45%, 04/15/33	600,000	602,130
5.80%, 01/15/55	1,500,000	1,371,237
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.32%), 7.38%, 09/15/55^	345,000	329,928
Paramount Global
7.88%, 07/30/30	200,000	208,870
4.95%, 01/15/31	225,000	208,509
4.20%, 05/19/32Δ	118,000	101,210
5.90%, 10/15/40	158,000	116,676
5.25%, 04/01/44	256,000	162,153
4.90%, 08/15/44	291,000	181,056
PartnerRe Finance B LLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.82%), 4.50%, 10/01/50^	400,000	383,228
Paychex, Inc.
5.60%, 04/15/35Δ	440,000	442,079
	Par	Value
PayPal Holdings, Inc.
2.65%, 10/01/26	$50,000	$49,616
PeaceHealth Obligated Group
4.34%, 11/15/28Δ	1,010,000	1,005,597
PennyMac Financial Services, Inc.
7.88%, 12/15/29 144A	300,000	307,070
6.75%, 02/15/34 144A	150,000	140,531
Penske Truck Leasing Co. LP
5.25%, 07/01/29 144A	2,293,000	2,327,050
Pershing Square Holdings, Ltd.
3.25%, 11/15/30	250,000	230,706
Phillips 66 Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.28%), 5.88%, 03/15/56^	175,000	172,464
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 6.20%, 03/15/56^	100,000	99,597
Pilgrim's Pride Corporation
4.25%, 04/15/31	5,000	4,781
3.50%, 03/01/32	3,430,000	3,116,890
Plains All American Pipeline LP
5.70%, 09/15/34	1,300,000	1,329,615
5.60%, 01/15/36	400,000	401,464
Polaris, Inc.
5.60%, 03/01/31	600,000	594,951
Post Holdings, Inc.
6.50%, 03/15/36 144A Δ	1,750,000	1,715,570
Prime Property Fund, LLC
5.81%, 07/15/35†††	800,000	820,070
Progress Energy, Inc.
7.75%, 03/01/31	400,000	451,170
Prologis LP REIT
4.20%, 02/15/33(C)	900,000	644,867
Prologis Targeted U.S. Logistics Fund LP
4.63%, 03/15/33 144A	425,000	413,477
Prudential Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.23%), 6.00%, 09/01/52^	600,000	601,648
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.85%), 6.75%, 03/01/53Δ ^	400,000	415,858
Public Storage Operating Co. REIT
0.50%, 09/09/30(E)	2,000,000	2,015,238
Qnity Electronics, Inc.
5.75%, 08/15/32 144A	365,000	365,891
6.25%, 08/15/33 144A	230,000	232,849
QTS Thunder
5.42%, 08/21/32†††	3,150,000	3,176,507
Quikrete Holdings, Inc.
6.38%, 03/01/32 144A	300,000	304,426
QXO Building Products, Inc.
6.75%, 04/30/32 144A	1,185,000	1,209,726
Regency Centers LP REIT
2.95%, 09/15/29	875,000	834,276

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Reinsurance Group of America, Inc.
5.75%, 09/15/34	$750,000	$762,223
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.65%, 09/15/55Δ ^	150,000	149,899
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.34%), 6.38%, 09/15/56^	200,000	193,402
Republic Services, Inc.
4.88%, 04/01/29	400,000	406,146
RGA Global Funding
4.60%, 11/25/30 144A	550,000	544,385
5.00%, 08/25/32 144A Δ	975,000	964,972
RHP Hotel Properties LP REIT
5.75%, 03/15/34 144A	435,000	429,625
RLI Corporation
5.38%, 06/01/36	425,000	409,355
Rocket Cos., Inc.
6.13%, 08/01/30 144A	850,000	858,370
6.38%, 08/01/33 144A	995,000	1,006,934
Rocket Mortgage LLC
4.00%, 10/15/33 144A Δ	4,950,000	4,440,779
Roper Technologies, Inc.
4.20%, 09/15/28Δ	575,000	571,571
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/33 144A	3,910,000	3,950,027
4.75%, 05/15/33	4,585,000	4,428,412
5.38%, 01/15/36Δ	650,000	638,857
5.25%, 02/27/38Δ	3,091,000	2,941,789
RTX Corporation
3.50%, 03/15/27	550,000	546,251
4.13%, 11/16/28	600,000	597,620
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	475,000	475,949
Sabra Health Care LP REIT
3.90%, 10/15/29	1,500,000	1,456,822
Safehold GL Holdings LLC REIT
2.85%, 01/15/32	750,000	671,999
6.10%, 04/01/34Δ	350,000	368,899
5.65%, 01/15/35	53,000	53,754
Salesforce, Inc.
4.90%, 09/15/31	5,040,000	5,034,054
5.55%, 03/15/36	7,805,000	7,783,666
Santander Holdings U.S.A., Inc.
3.24%, 10/05/26	1,100,000	1,093,848
SBA Tower Trust REIT
1.84%, 04/15/27 144A	1,000,000	976,107
2.33%, 01/15/28 144A	2,300,000	2,218,035
Sempra
3.40%, 02/01/28	300,000	294,471
Sensata Technologies, Inc.
3.75%, 02/15/31 144A Δ	990,000	918,978
ServiceNow, Inc.
1.40%, 09/01/30	775,000	672,724
Sherwin-Williams Co. (The)
2.95%, 08/15/29Δ	550,000	524,400
	Par	Value
Sierra Pacific Power Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.55%), 6.20%, 12/15/55Δ ^	$200,000	$194,660
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.64%), 6.38%, 09/15/56^	850,000	843,309
Skyworks Solutions, Inc.
1.80%, 06/01/26	2,200,000	2,189,686
SM Energy Co.
8.38%, 07/01/28 144A	290,000	298,143
Smithfield Foods, Inc.
5.20%, 04/01/29 144A	650,000	656,089
2.63%, 09/13/31 144A	250,000	219,525
Snap, Inc.
6.88%, 03/15/34 144A	1,014,000	954,563
Solstice Advanced Materials, Inc.
5.63%, 09/30/33 144A	1,385,000	1,367,040
Solventum Corporation
5.40%, 03/01/29	303,000	310,004
5.60%, 03/23/34	715,000	731,180
Sotheby's
5.88%, 06/01/29 144A Δ	325,000	306,754
Southern California Edison Co.
4.20%, 03/01/29	450,000	445,041
5.15%, 06/01/29	1,050,000	1,065,000
Southern California Gas Co.
2.95%, 04/15/27	2,100,000	2,072,771
Southern Co. (The)
5.70%, 03/15/34	2,835,000	2,938,659
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.92%), 3.75%, 09/15/51^	87,000	86,447
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.99%), 6.00%, 04/01/58Δ ^	1,000,000	1,005,357
Southern Co. Gas Capital Corporation
3.25%, 06/15/26	300,000	299,430
Spire Missouri, Inc.
5.15%, 08/15/34	800,000	810,737
Spire, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.56%), 6.25%, 06/01/56^	425,000	421,593
Sprint Capital Corporation
6.88%, 11/15/28	1,500,000	1,586,271
8.75%, 03/15/32	1,205,000	1,433,437
Standard Building Solutions, Inc.
6.25%, 08/01/33 144A	1,615,000	1,598,390
Stanley Black & Decker, Inc.
3.00%, 05/15/32	500,000	451,111
Starbucks Corporation
4.00%, 11/15/28Δ	550,000	545,657
2.55%, 11/15/30	1,900,000	1,738,720
Starwood Property Trust, Inc.
5.25%, 10/15/28 144A	860,000	850,751
7.25%, 04/01/29 144A	1,820,000	1,876,200

	Par	Value
5.75%, 01/15/31 144A	$740,000	$731,676
State Street Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.61%), 6.70%, 03/15/29ρ Δ ^	950,000	965,810
(Variable, U.S. SOFR + 2.65%), 3.15%, 03/30/31^	50,000	47,647
Steel Dynamics, Inc.
1.65%, 10/15/27	325,000	311,994
5.25%, 05/15/35	785,000	785,740
Stellantis Finance U.S., Inc.
5.75%, 03/18/30 144A Δ	500,000	497,473
Stellantis Financial Services U.S. Corporation
5.40%, 09/15/30 144A	700,000	687,697
Stewart Information Services Corporation
3.60%, 11/15/31	3,760,000	3,327,485
Stifel Financial Corporation
4.00%, 05/15/30	1,900,000	1,847,078
Stolthaven Houston, Inc.
5.98%, 07/17/34†††	582,000	600,034
Stonex Escrow Issuer LLC
6.88%, 07/15/32 144A	1,270,000	1,284,385
Stryker Corporation
4.63%, 09/11/34Δ	1,900,000	1,855,564
Sunoco LP
5.63%, 03/15/31 144A	156,000	155,394
5.38%, 07/15/31 144A	41,000	40,700
6.63%, 08/15/32 144A	800,000	813,066
6.25%, 07/01/33 144A	285,000	286,468
5.88%, 03/15/34 144A	1,410,000	1,395,426
SV RNO Property Owner 1 LLC
5.88%, 03/01/31 144A	1,220,000	1,206,687
Symetra Life Insurance Co.
6.55%, 10/01/55 144A	250,000	250,745
Synchrony Financial
(Variable, U.S. SOFR + 1.68%), 5.45%, 03/06/31^	520,000	520,118
(Variable, U.S. SOFR + 1.53%), 4.95%, 02/25/32^	1,782,000	1,730,351
(Variable, U.S. SOFR + 2.07%), 6.00%, 07/29/36Δ ^	1,138,000	1,123,207
Synopsys, Inc.
5.15%, 04/01/35Δ	765,000	766,736
5.70%, 04/01/55Δ	895,000	856,284
Sysco Corporation
4.40%, 07/25/31	300,000	291,027
4.95%, 03/25/36	250,000	238,430
6.60%, 04/01/40Δ	700,000	747,935
Takeoff Merger Sub, Inc.
4.85%, 03/24/31 144A	4,143,000	4,092,791
Targa Resources Corporation
4.20%, 02/01/33	380,000	359,946
6.50%, 03/30/34	3,150,000	3,406,298
5.50%, 02/15/35	400,000	403,717
5.40%, 07/30/36	775,000	769,660
	Par	Value
6.05%, 05/15/56	$275,000	$266,100
Taylor Morrison Communities, Inc.
5.75%, 11/15/32 144A Δ	262,000	262,541
TD SYNNEX Corporation
6.10%, 04/12/34	2,255,000	2,327,004
5.30%, 10/10/35	830,000	804,574
Textron, Inc.
2.45%, 03/15/31Δ	1,700,000	1,531,662
6.10%, 11/15/33	3,210,000	3,387,617
THOR FINANCECO LLC
5.22%, 10/30/30†††	600,000	605,585
Time Warner Cable LLC
6.55%, 05/01/37	25,000	25,224
5.88%, 11/15/40	125,000	113,384
T-Mobile U.S.A., Inc.
3.75%, 04/15/27	2,050,000	2,037,698
3.88%, 04/15/30	171,000	166,578
2.55%, 02/15/31Δ	1,200,000	1,090,774
5.20%, 01/15/33	5,075,000	5,168,109
5.75%, 01/15/34	3,810,000	3,974,719
Toyota Motor Credit Corporation
(Floating, U.S. SOFR + 0.77%), 4.44%, 08/07/26†	1,200,000	1,201,490
TPG Operating Group II LP
4.88%, 05/15/31	550,000	539,698
5.88%, 03/05/34	486,000	493,068
5.38%, 01/15/36	151,000	146,146
TransDigm, Inc.
6.63%, 03/01/32 144A	48,000	49,014
6.25%, 01/31/34 144A	195,000	197,311
6.13%, 07/31/34 144A Δ	500,000	492,396
Travel + Leisure Co.
6.13%, 09/01/33 144A	280,000	276,570
Trimble, Inc.
6.10%, 03/15/33	1,725,000	1,805,499
TriNet Group, Inc.
7.13%, 08/15/31 144A	500,000	485,762
Trinity Industries, Inc.
7.75%, 07/15/28 144A	750,000	769,244
Truist Financial Corporation
(Variable, U.S. SOFR + 2.05%), 6.05%, 06/08/27^	240,000	240,615
Trustage Financial Group, Inc.
4.63%, 04/15/32 144A	1,300,000	1,243,958
U.S. Bancorp
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.54%), 3.70%, 01/15/27ρ Δ ^	875,000	858,185
(Variable, U.S. SOFR + 2.02%), 5.78%, 06/12/29^	655,000	673,826
(Variable, U.S. SOFR + 2.11%), 4.97%, 07/22/33Δ ^	2,535,000	2,508,510
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33Δ ^	2,350,000	2,472,517
Uber Technologies, Inc.
4.50%, 08/15/29 144A Δ	3,115,000	3,090,277

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.80%, 09/15/35Δ	$545,000	$529,110
UDR, Inc. REIT
3.20%, 01/15/30Δ	1,200,000	1,145,367
United Airlines Holdings, Inc.
5.38%, 03/01/31Δ	961,000	942,325
United Rentals North America, Inc.
6.13%, 03/15/34 144A	1,010,000	1,023,975
United Wholesale Mortgage LLC
5.50%, 04/15/29 144A	1,000,000	936,931
UWM Holdings LLC
6.25%, 03/15/31 144A	500,000	455,763
Ventas Realty LP REIT
3.00%, 01/15/30	1,700,000	1,601,858
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 144A	475,000	486,097
3.88%, 11/01/33 144A Δ	300,000	265,995
Venture Global LNG, Inc.
9.50%, 02/01/29 144A	400,000	432,720
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.44%), 9.00%, 09/30/29 144A ρ Δ ^	450,000	448,574
9.88%, 02/01/32 144A Δ	150,000	161,172
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30 144A	1,196,000	1,230,655
7.50%, 05/01/33 144A	830,000	912,825
6.50%, 01/15/34 144A	670,000	698,863
6.50%, 06/15/34 144A	953,000	992,628
7.75%, 05/01/35 144A	180,000	201,853
6.75%, 01/15/36 144A	250,000	264,951
Veralto Corporation
5.45%, 09/18/33	2,285,000	2,334,553
Verisk Analytics, Inc.
5.25%, 03/15/35	820,000	813,462
Verizon Communications, Inc.
1.75%, 01/20/31Δ	750,000	657,778
2.55%, 03/21/31	1,125,000	1,021,613
5.75%, 11/30/45	425,000	414,196
Vertiv Holdings Co.
4.85%, 03/15/36Δ	2,373,000	2,308,425
5.80%, 03/15/56	300,000	288,597
VFH Parent LLC
7.50%, 06/15/31 144A	1,490,000	1,532,015
Viking Cruises, Ltd.
5.88%, 10/15/33 144A	1,640,000	1,620,364
Viper Energy Partners LLC
4.90%, 08/01/30Δ	600,000	600,726
5.70%, 08/01/35Δ	5,065,000	5,107,571
Vistra Operations Co. LLC
4.70%, 01/31/31 144A	1,243,000	1,223,689
5.70%, 12/30/34 144A	235,000	236,596
5.25%, 10/15/35 144A	275,000	267,263
5.35%, 01/31/36 144A	628,000	614,726
VMware LLC
1.80%, 08/15/28	250,000	235,454
	Par	Value
2.20%, 08/15/31	$675,000	$592,705
Volkswagen Group of America Finance LLC
5.05%, 03/27/28 144A	600,000	603,994
5.65%, 09/12/28 144A Δ	300,000	305,879
5.35%, 03/27/30 144A	900,000	913,155
5.65%, 03/25/32 144A	900,000	914,370
Vontier Corporation
2.40%, 04/01/28	700,000	671,522
Waste Management, Inc.
1.15%, 03/15/28	275,000	259,763
4.95%, 07/03/31	888,000	908,564
WEC Energy Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.91%), 5.63%, 05/15/56Δ ^	275,000	269,778
Wells Fargo & Co.
3.00%, 10/23/26	1,125,000	1,117,412
4.30%, 07/22/27	1,275,000	1,273,670
(Floating, U.S. SOFR + 1.07%), 4.74%, 04/22/28†	2,600,000	2,609,885
(Variable, U.S. SOFR + 1.07%), 5.71%, 04/22/28^	1,900,000	1,924,802
(Variable, U.S. SOFR + 1.98%), 4.81%, 07/25/28^	1,800,000	1,807,920
4.15%, 01/24/29	150,000	149,191
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.77%), 6.85%, 09/15/29ρ Δ ^	750,000	777,923
(Variable, U.S. SOFR + 1.50%), 5.20%, 01/23/30^	3,100,000	3,149,014
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.34%), 6.13%, 06/15/31ρ ^	1,500,000	1,506,043
(Variable, U.S. SOFR + 2.02%), 5.39%, 04/24/34^	2,000,000	2,030,609
(Variable, U.S. SOFR + 1.74%), 5.61%, 04/23/36^	1,505,000	1,540,652
(Variable, U.S. SOFR + 1.34%), 4.89%, 09/15/36Δ ^	1,345,000	1,309,116
(Variable, U.S. SOFR + 1.10%), 4.96%, 01/23/37Δ ^	740,000	721,141
Welltower OP LLC REIT
4.25%, 04/01/26Δ	898,000	898,000
WESCO Distribution, Inc.
5.25%, 04/15/31 144A	500,000	498,265
6.38%, 03/15/33 144A	195,000	198,826
5.50%, 04/15/34 144A	710,000	701,018
Western Midstream Operating LP
5.45%, 11/15/34Δ	1,875,000	1,857,623
5.50%, 12/15/35Δ	212,000	208,604
5.30%, 03/01/48	45,000	38,072
Whirlpool Corporation
5.75%, 03/01/34Δ	170,000	151,801
4.60%, 05/15/50Δ	50,000	33,318
Whistler Pipeline LLC
5.95%, 09/30/34 144A	850,000	871,284

	Par	Value
Williams Cos., Inc. (The)
5.65%, 03/15/33	$600,000	$619,861
Willis North America, Inc.
5.15%, 03/15/36	223,000	217,306
Workday, Inc.
3.80%, 04/01/32	250,000	232,168
WP Carey, Inc. REIT
3.85%, 07/15/29	1,025,000	1,002,090
WR Grace Holdings LLC
7.00%, 08/01/33 144A	530,000	515,176
WRKCo, Inc.
4.00%, 03/15/28	1,100,000	1,094,122
ZF North America Capital, Inc.
6.88%, 04/23/32 144A Δ	1,065,000	1,012,850
Total Corporate Bonds (Cost $906,204,380)		895,770,285
FOREIGN BONDS — 9.5%
Australia — 0.4%
Alumina Pty, Ltd.
6.13%, 03/15/30 144A Δ	1,410,000	1,439,793
6.38%, 09/15/32 144A	380,000	390,628
Australia Government Bond
4.25%, 03/21/36(A)	13,480,000	8,777,000
Macquarie Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 3.05%, 03/03/36 144A ^	225,000	202,775
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.45%), 5.64%, 08/13/36 144A Δ ^	1,900,000	1,890,811
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 2.41%), 4.44%, 06/21/33 144A ^	650,000	631,399
National Australia Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 5.90%, 01/14/36 144A Δ ^	550,000	565,255
Westpac Banking Corporation
(Variable, USD SOFR ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	200,000	199,550
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 07/24/34^	300,000	292,606
		14,389,817
Bermuda — 0.0%
DaVinciRe Holdings, Ltd.
5.95%, 04/15/35 144A	950,000	948,017
RenaissanceRe Holdings, Ltd.
5.80%, 04/01/35	600,000	613,980
		1,561,997
Brazil — 1.0%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/26(B) »	104,400,000	19,491,298
	Par	Value
0.00%, 10/01/26(B) »	$52,500,000	$9,481,028
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/31(B)	25,890,000	4,365,479
Brazilian Government International Bond
7.13%, 05/13/54	200,000	196,888
7.25%, 01/12/56	600,000	589,830
Vale Overseas, Ltd.
6.40%, 06/28/54Δ	1,160,000	1,175,892
		35,300,415
Canada — 0.9%
1011778 BC ULC
5.63%, 09/15/29 144A	545,000	546,868
4.00%, 10/15/30 144A	605,000	568,972
Alimentation Couche-Tard, Inc.
3.55%, 07/26/27 144A	75,000	74,165
Ascot Group, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.38%), 6.35%, 06/15/35 144A ^	550,000	561,207
Bell Telephone Co. of Canada
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.88%, 09/15/55^	150,000	151,811
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.36%), 7.00%, 09/15/55^	550,000	563,153
Brookfield Asset Management, Ltd.
5.80%, 04/24/35Δ	400,000	407,794
Brookfield Finance, Inc.
5.68%, 01/15/35	550,000	554,935
5.33%, 01/15/36	450,000	440,815
3.50%, 03/30/51Δ	800,000	534,862
Canadian Government Bond
2.25%, 02/01/28(C)	2,598,000	1,848,705
3.25%, 12/01/34(C)	6,700,000	4,766,676
Canadian Natural Resources, Ltd.
5.40%, 12/15/34Δ	1,855,000	1,877,365
Cenovus Energy, Inc.
5.40%, 03/20/36Δ	1,807,000	1,798,648
CGI, Inc.
1.45%, 09/14/26Δ	2,300,000	2,266,956
CI Financial Corporation
4.63%, 12/12/31(E) 144A	700,000	810,391
Constellation Software, Inc.
5.46%, 02/16/34 144A	551,000	540,011
Enbridge, Inc.
2.50%, 08/01/33Δ	975,000	828,790
5.63%, 04/05/34	216,000	222,880
5.55%, 06/20/35	700,000	715,876
Fairfax Financial Holdings, Ltd.
5.63%, 08/16/32	800,000	821,298
6.00%, 12/07/33	500,000	522,646
5.75%, 05/20/35	400,000	410,176

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
GFL Environmental, Inc.
6.75%, 01/15/31 144A	$190,000	$196,855
Intact Financial Corporation
5.46%, 09/22/32 144A	600,000	610,865
Magna International, Inc.
5.88%, 06/01/35‡‡	950,000	984,574
Province of Quebec Canada
4.45%, 09/01/34(C)	7,500,000	5,634,085
Rogers Communications, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.62%), 7.13%, 04/15/55^	150,000	153,589
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.84%), 6.88%, 07/31/56^	750,000	753,088
TELUS Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.77%), 6.63%, 10/15/55Δ ^	275,000	275,286
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.71%), 7.00%, 10/15/55Δ ^	275,000	280,854
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.69%), 6.38%, 06/09/56Δ ^	405,000	401,074
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.63%, 06/09/56^	405,000	394,952
Triton Container International, Ltd.
3.15%, 06/15/31 144A Δ	564,000	510,393
3.25%, 03/15/32	975,000	883,150
WSP Global, Inc.
5.04%, 09/18/31 144A	400,000	396,829
5.71%, 09/18/36 144A	350,000	347,158
		33,657,752
Cayman Islands — 0.1%
AP Grange Holdings LLC
6.50%, 03/20/45†††	2,799,415	2,946,385
Chile — 0.2%
Chile Government International Bond
4.95%, 01/05/36	1,611,005	1,595,394
3.10%, 01/22/61	2,127,000	1,316,188
3.25%, 09/21/71Δ	3,135,000	1,948,967
Corp Nacional del Cobre de Chile
5.53%, 01/30/37 144A	725,000	712,544
		5,573,093
China — 0.1%
Avolon Holdings Funding, Ltd.
5.38%, 05/30/30 144A	430,000	434,874
4.70%, 01/30/31 144A Δ	674,000	660,785
4.95%, 10/15/32 144A	900,000	876,934
4.85%, 04/01/33 144A	656,000	628,750
		2,601,343
Colombia — 0.1%
Colombia Government International Bond
5.38%, 01/21/29	800,000	793,600
	Par	Value
6.50%, 01/21/33	$500,000	$490,250
7.38%, 09/18/37	200,000	199,726
6.13%, 01/18/41Δ	801,000	698,304
5.63%, 02/26/44	1,184,000	938,154
Ecopetrol SA
8.63%, 01/19/29	90,000	95,183
6.88%, 04/29/30	40,000	40,068
7.75%, 02/01/32	120,000	121,283
8.88%, 01/13/33	110,000	115,873
Grupo Nutresa SA
9.00%, 05/12/35	1,540,000	1,715,714
		5,208,155
Costa Rica — 0.0%
Costa Rica Government International Bond
5.50%, 11/21/30(E) 144A †††	750,000	888,681
Denmark — 0.1%
Danske Bank A/S
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.40%), 5.71%, 03/01/30 144A ^	2,100,000	2,160,322
Genmab A/S
6.25%, 12/15/32 144A	1,505,000	1,544,065
		3,704,387
Ecuador — 0.0%
Ecuador Government International Bond
8.75%, 01/29/34 144A	380,000	373,350
9.25%, 01/29/39 144A	200,000	196,500
		569,850
Egypt — 0.0%
Egypt Government International Bond
9.45%, 02/04/33Δ	1,130,000	1,189,898
Egyptian Financial Co. for Sovereign Taskeek (The)
7.95%, 10/07/32 144A	370,000	373,249
		1,563,147
Finland — 0.0%
Nokia OYJ
4.38%, 06/12/27Δ	9,000	8,960
France — 0.4%
BNP Paribas SA
(Variable, U.S. SOFR + 1.61%), 1.90%, 09/30/28 144A ^	1,800,000	1,730,782
BPCE SA
(Variable, U.S. SOFR + 1.98%), 6.61%, 10/19/27 144A ^	1,500,000	1,516,811
4.63%, 09/12/28 144A	375,000	375,241
(Variable, U.S. SOFR + 1.27%), 4.76%, 01/13/32 144A Δ ^	1,700,000	1,677,176
(Variable, U.S. SOFR + 1.31%), 2.28%, 01/20/32 144A ^	375,000	330,721
(Variable, U.S. SOFR + 2.87%), 5.75%, 07/19/33 144A ^	600,000	612,736

	Par	Value
(Variable, U.S. SOFR + 2.59%), 7.00%, 10/19/34 144A ^	$1,000,000	$1,093,350
Credit Agricole SA
(Floating, U.S. SOFR + 1.21%), 4.87%, 09/11/28 144A †	900,000	904,141
(Variable, U.S. SOFR + 1.46%), 5.22%, 05/27/31 144A ^	1,500,000	1,518,797
Opal Bidco SAS
6.50%, 03/31/32 144A	1,115,000	1,116,750
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.52%, 01/19/28 144A ^	950,000	956,428
(Variable, U.S. SOFR + 1.73%), 5.44%, 10/03/36 144A Δ ^	1,830,000	1,791,496
		13,624,429
Germany — 0.1%
Allianz SE
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.32%), 6.55%, 10/30/33 144A ρ Δ ^	1,000,000	1,002,276
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 5.88%, 05/23/42 144A Δ ^	1,200,000	1,227,490
		2,229,766
Guatemala — 0.1%
Guatemala Government Bond
6.25%, 08/15/36	1,670,000	1,701,730
Hong Kong — 0.0%
AIA Group, Ltd.
3.90%, 04/06/28 144A	200,000	199,203
Hungary — 0.0%
Hungary Government International Bond
6.13%, 05/22/28	500,000	511,958
3.13%, 09/21/51	1,290,000	771,270
		1,283,228
Indonesia — 0.0%
Indonesia Government International Bond
4.10%, 03/04/34(E)	1,040,000	1,155,663
Ireland — 0.3%
AerCap Ireland Capital DAC
2.45%, 10/29/26	950,000	939,687
3.00%, 10/29/28	950,000	914,695
3.30%, 01/30/32	4,460,000	4,052,212
4.75%, 01/15/33	400,000	388,927
Icon Investments Six DAC
5.85%, 05/08/29	250,000	254,951
	Par	Value
SMBC Aviation Capital Finance DAC
5.30%, 04/03/29 144A	$1,052,000	$1,068,313
5.10%, 04/01/30 144A	416,000	419,800
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	993,000	901,772
		8,940,357
Israel — 0.1%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A	940,000	905,986
Israel Government International Bond
5.38%, 03/12/29	2,000,000	2,031,831
5.63%, 02/19/35	1,300,000	1,324,167
Leviathan Bond, Ltd.
6.50%, 06/30/27 144A	45,000	45,028
		4,307,012
Italy — 0.2%
Cassa Depositi e Prestiti SpA
5.88%, 04/30/29 144A	4,400,000	4,592,569
Eni SpA
5.75%, 05/19/35 144A	2,400,000	2,490,224
UniCredit SpA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 3.13%, 06/03/32 144A ^	800,000	735,444
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.75%), 5.46%, 06/30/35 144A ^	275,000	274,611
		8,092,848
Ivory Coast — 0.0%
Ivory Coast Government International Bond
8.08%, 04/01/36 144A	520,000	530,150
6.75%, 02/25/41 144A	880,000	774,953
		1,305,103
Japan — 0.7%
Aircastle, Ltd.
6.50%, 07/18/28 144A	805,000	835,033
5.25%, 03/15/30 144A	1,370,000	1,382,334
5.00%, 09/15/30 144A	600,000	598,869
Dai-ichi Life Insurance Co., Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.20%, 01/16/35 144A ρ ^	550,000	553,490
Japan Government Forty Year Bond
2.20%, 03/20/64(J)	508,000,000	2,203,457
Japan Government Thirty Year Bond
2.80%, 06/20/55(J)	300,000,000	1,596,604
Japan Government Twenty Year Bond
1.90%, 06/20/44(J)	440,000,000	2,288,164

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Meiji Yasuda Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.00%), 5.80%, 09/11/54 144A Δ ^	$232,000	$230,225
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%), 5.13%, 07/20/33^	1,250,000	1,262,573
Mizuho Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 5.41%, 09/13/28^	1,700,000	1,723,438
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.25%), 3.26%, 05/22/30Δ ^	2,100,000	2,022,031
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 5.59%, 07/10/35^	1,800,000	1,846,579
Nippon Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 5.95%, 04/16/54 144A ^	1,000,000	1,000,298
Nomura Holdings, Inc.
2.61%, 07/14/31	270,000	240,913
NTT Finance Corporation
5.17%, 07/16/32 144A	1,400,000	1,410,638
Sumitomo Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.88%, 09/10/55 144A Δ ^	525,000	513,890
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28	2,300,000	2,160,573
5.42%, 07/09/31	1,300,000	1,331,348
5.77%, 01/13/33	1,965,000	2,046,217
Sumitomo Mitsui Trust Bank, Ltd.
5.20%, 03/07/27 144A Δ	1,700,000	1,715,585
		26,962,259
Jersey — 0.1%
Ardonagh Finco, Ltd.
6.88%, 02/15/31(E) 144A	300,000	344,760
7.75%, 02/15/31 144A Δ	890,000	901,087
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/40	797,976	646,722
Heathrow Funding, Ltd.
6.45%, 12/10/31(U)	300,000	414,595
		2,307,164
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond
7.75%, 06/03/30 144A	920,000	919,160
Luxembourg — 0.0%
Terminal Investment, Ltd., Holding
5.63%, 07/09/32†††	1,000,000	1,022,822
	Par	Value
Mexico — 0.4%
Cemex SAB de CV
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.53%), 5.13%, 06/08/26 144A ρ ^	$615,000	$612,826
3.88%, 07/11/31 144A Δ	3,305,000	3,087,188
Mexican Bonos
8.00%, 07/31/53(M)	63,955,500	2,958,578
Mexico City Airport Trust
3.88%, 04/30/28 144A	360,000	353,293
Mexico Government International Bond
6.00%, 05/13/30	600,000	620,550
4.75%, 04/27/32	2,300,000	2,212,543
6.13%, 02/09/38	1,435,000	1,400,201
3.77%, 05/24/61	2,232,000	1,340,316
Petroleos Mexicanos
6.84%, 01/23/30Δ	1,420,000	1,424,023
5.95%, 01/28/31	710,000	679,362
6.70%, 02/16/32	140,000	137,132
		14,826,012
Morocco — 0.1%
OCP SA
6.75%, 05/02/34 144A	880,000	916,359
7.50%, 05/02/54	880,000	928,981
		1,845,340
Netherlands — 0.7%
ABN AMRO Bank NV
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 2.47%, 12/13/29 144A ^	2,500,000	2,367,142
Alcoa Nederland Holding BV
7.13%, 03/15/31 144A	400,000	418,523
Argentum Netherlands BV for Swiss Re, Ltd.
(Variable, ICE LIBOR USD 3M + 3.78%), 5.63%, 08/15/52^	900,000	902,648
Cooperatieve Rabobank UA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.66%, 08/22/28 144A Δ ^	1,700,000	1,703,789
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.12%), 5.45%, 03/05/30 144A ^	2,200,000	2,250,374
Darling Global Finance BV
4.50%, 07/15/32(E) 144A	150,000	172,738
Eagle Funding Luxco S.a.r.l.
5.50%, 08/17/30 144A	6,410,000	6,451,665
Elastic NV
4.13%, 07/15/29 144A	1,475,000	1,384,800

	Par	Value
ING Groep NV
(Variable, U.S. SOFR + 1.77%), 5.55%, 03/19/35Δ ^	$2,600,000	$2,641,894
JBS NV
6.75%, 03/15/34	290,000	319,137
5.95%, 04/20/35	905,000	940,353
5.50%, 01/15/36	1,000,000	1,001,085
5.63%, 03/10/37 144A	1,984,000	1,991,450
NXP BV
3.88%, 06/18/26Δ	1,500,000	1,498,102
3.40%, 05/01/30	275,000	262,259
2.50%, 05/11/31	225,000	202,053
Prosus NV
3.83%, 02/08/51 144A	200,000	129,146
Suzano Netherlands BV
5.50%, 01/15/36	160,000	154,900
		24,792,058
New Zealand — 0.1%
ANZ Bank New Zealand, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.50%), 5.90%, 07/10/34 144A ^	1,350,000	1,396,493
ASB Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.25%), 5.28%, 06/17/32 144A ^	600,000	602,989
		1,999,482
Nigeria — 0.1%
Nigeria Government International Bond
6.50%, 11/28/27	1,342,000	1,348,371
7.88%, 02/16/32	1,120,000	1,135,653
		2,484,024
Norway — 0.1%
Aker BP ASA
4.00%, 01/15/31 144A	1,595,000	1,530,786
Var Energi ASA
8.00%, 11/15/32 144A	210,000	239,372
		1,770,158
Pakistan — 0.1%
Pakistan Government International Bond
6.00%, 04/08/26	922,000	921,769
6.88%, 12/05/27	1,358,000	1,343,465
		2,265,234
Panama — 0.0%
Panama Government International Bond
6.40%, 02/14/35	600,000	624,192
4.50%, 04/16/50	250,000	190,575
6.85%, 03/28/54	240,000	247,145
		1,061,912
	Par	Value
Peru — 0.1%
Peruvian Government International Bond
6.15%, 08/12/32(ZB) 144A	$7,400,000	$2,223,292
2.78%, 12/01/60	10,000	5,298
3.23%, 07/28/21~	50,000	26,850
		2,255,440
Poland — 0.0%
Republic of Poland Government International Bond
5.50%, 03/18/54Δ	1,565,000	1,451,219
Qatar — 0.0%
Qatar Government International Bond
5.10%, 04/23/48	1,000,000	924,383
Romania — 0.1%
Romanian Government International Bond
3.00%, 02/27/27 144A	2,200,000	2,158,964
3.62%, 05/26/30(E) 144A	250,000	276,847
4.63%, 03/04/33(E) 144A Δ	60,000	64,912
2.00%, 04/14/33(E)	2,400,000	2,189,862
6.38%, 01/30/34	70,000	69,753
3.38%, 01/28/50(E)	26,000	18,330
		4,778,668
Saudi Arabia — 0.0%
Avilease Capital, Ltd.
4.75%, 11/12/30 144A	400,000	389,656
Saudi Government International Bond
5.38%, 01/13/31 144A	600,000	613,485
		1,003,141
Singapore — 0.0%
Seagate Data Storage Technology Pte., Ltd.
5.88%, 07/15/30 144A	620,000	630,608
South Africa — 0.2%
Republic of South Africa Government Bond
8.88%, 02/28/35(S)	49,000,000	2,847,595
6.25%, 03/31/36(S)	8,600,000	408,477
9.00%, 01/31/40(S)	31,277,000	1,737,733
8.75%, 02/28/48(S)	6,400,000	342,500
Republic of South Africa Government International Bond
4.30%, 10/12/28	280,000	274,241
5.88%, 04/20/32	360,000	358,949
6.13%, 12/11/37 144A	290,000	269,410
6.25%, 03/08/41	1,220,000	1,088,010
7.30%, 04/20/52	370,000	341,864
7.25%, 12/11/55 144A	910,000	833,672
		8,502,451
South Korea — 0.0%
LG Energy Solution, Ltd.
5.50%, 07/02/34 144A Δ	1,300,000	1,287,822

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	$1,000,000	$988,588
Banco Santander SA
3.31%, 06/27/29Δ	400,000	385,548
5.57%, 01/17/30	2,600,000	2,665,209
2.75%, 12/03/30	200,000	179,225
5.44%, 07/15/31Δ	1,000,000	1,028,897
6.92%, 08/08/33	1,400,000	1,511,677
CaixaBank SA
(Variable, U.S. SOFR + 1.79%), 5.58%, 07/03/36 144A Δ ^	630,000	633,884
		7,393,028
Supranational — 0.2%
European Union
2.88%, 10/05/29(E)	6,300,000	7,281,459
Sweden — 0.0%
EQT AB
5.85%, 05/08/35 144A	550,000	552,106
Switzerland — 0.5%
UBS AG
(Variable, U.S. SOFR + 1.11%), 4.63%, 02/16/32^	3,300,000	3,289,353
UBS Group AG
4.28%, 01/09/28 144A	1,800,000	1,793,975
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	425,000	420,222
(Variable, U.S. SOFR + 3.73%), 4.19%, 04/01/31 144A ^	2,650,000	2,593,473
(Variable, U.S. SOFR + 1.73%), 3.09%, 05/14/32 144A ^	395,000	362,374
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.76%), 9.25%, 11/13/33 144A ρ ^	220,000	247,852
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.77%), 5.70%, 02/08/35 144A ^	5,220,000	5,352,847
(Variable, U.S. SOFR + 1.76%), 5.58%, 05/09/36 144A ^	1,425,000	1,445,956
(Variable, U.S. SOFR + 1.34%), 5.20%, 08/10/37 144A ^	2,300,000	2,247,443
		17,753,495
Turkey — 0.2%
Turkiye Government Bond
36.00%, 08/12/26(T)	102,820,000	2,275,217
36.78%, 10/13/27(T)	89,760,000	1,959,835
Turkiye Government International Bond
6.80%, 11/04/36	1,160,000	1,096,739
		5,331,791
United Arab Emirates — 0.1%
Abu Dhabi Developmental Holding Co. PJSC
5.50%, 05/08/34 144A	1,000,000	1,013,309
	Par	Value
Adnoc Murban Rsc, Ltd.
4.25%, 09/11/29 144A	$2,500,000	$2,463,686
DP World Crescent, Ltd.
5.50%, 05/08/35 144A	1,330,000	1,306,197
		4,783,192
United Kingdom — 1.2%
Anglo American Capital PLC
5.25%, 03/19/36 144A	386,000	377,592
BAE Systems PLC
5.30%, 03/26/34 144A	787,000	806,345
Barclays PLC
(Variable, U.S. SOFR + 1.88%), 6.50%, 09/13/27^	1,900,000	1,915,465
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.30%), 7.39%, 11/02/28^	1,000,000	1,041,757
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29^	1,500,000	1,509,378
(Variable, U.S. SOFR + 1.14%), 4.52%, 02/24/32^	1,675,000	1,639,373
BP Capital Markets PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.40%), 4.88%, 03/22/30ρ ^	540,000	533,449
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.45%, 12/01/33ρ ^	350,000	364,073
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.92%), 6.13%, 03/18/35ρ Δ ^	800,000	807,186
Fidelis Insurance Holdings, Ltd.
4.88%, 06/30/30 144A	250,000	244,549
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.28%), 7.75%, 06/15/55^	200,000	211,040
Global Auto Holdings, Ltd.
11.50%, 08/15/29 144A	220,000	219,069
Harbour Energy PLC
6.33%, 04/01/35 144A Δ	500,000	512,679
HSBC Holdings PLC
(Variable, U.S. SOFR + 1.97%), 6.16%, 03/09/29Δ ^	2,400,000	2,469,765
(Variable, CME Term SOFR 3M + 1.80%), 4.58%, 06/19/29^	1,700,000	1,699,092
(Variable, U.S. SOFR + 1.46%), 5.55%, 03/04/30^	2,100,000	2,152,190
(Variable, U.S. SOFR + 0.99%), 4.40%, 03/10/30^	600,000	595,671
4.95%, 03/31/30	200,000	202,401
(Variable, U.S. SOFR + 1.19%), 2.80%, 05/24/32^	2,490,000	2,240,137
(Variable, U.S. SOFR + 3.02%), 7.40%, 11/13/34^	2,255,000	2,492,549
Insured Lending 1, Ltd.
6.50%, 02/04/32(E) 144A †††	700,000	817,065
Lloyds Bank PLC
Already stepped, no disclosure, 0.00%, 04/02/32 STEP	2,000,000	1,502,545

	Par	Value
Lloyds Banking Group PLC
4.38%, 03/22/28Δ	$2,200,000	$2,196,560
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.87%, 03/06/29Δ ^	600,000	614,975
Macquarie Airfinance Holdings, Ltd.
5.20%, 03/27/28 144A	627,000	629,534
6.40%, 03/26/29 144A	875,000	906,893
Nationwide Building Society
(Variable, U.S. SOFR + 1.65%), 5.54%, 07/14/36 144A ^	200,000	200,655
NatWest Group PLC
(Variable, ICE LIBOR USD 3M + 1.91%), 5.08%, 01/27/30Δ ^	2,900,000	2,932,886
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 5.12%, 05/23/31^	500,000	505,160
Rio Tinto Finance U.S.A. PLC
5.25%, 03/14/35	10,000	10,164
Royalty Pharma PLC
5.40%, 09/02/34	1,072,000	1,081,346
Santander UK Group Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.40%), 3.82%, 11/03/28^	2,300,000	2,271,194
(Variable, U.S. SOFR Index + 1.07%), 4.32%, 09/22/29^	1,300,000	1,288,038
(Variable, U.S. SOFR Index + 1.55%), 4.86%, 09/11/30^	1,200,000	1,202,971
(Variable, U.S. SOFR + 1.48%), 2.90%, 03/15/32^	1,200,000	1,088,871
(Variable, U.S. SOFR Index + 1.58%), 5.14%, 09/22/36^	200,000	193,205
Sherwood Financing PLC
(Floating, Euribor 3M + 5.50%), 7.65%, 12/15/29(E) † Δ	600,000	674,695
Vmed O2 UK Financing I PLC
4.75%, 07/15/31 144A	600,000	516,859
7.75%, 04/15/32 144A	1,400,000	1,343,714
6.75%, 01/15/33 144A	700,000	626,353
Vodafone Group PLC
5.88%, 06/28/64	1,300,000	1,235,094
Wessex Water Services Finance PLC
5.38%, 03/10/28(U)	500,000	659,307
		44,531,844
Uruguay — 0.1%
Uruguay Government International Bond
8.50%, 03/15/28(UYU)	24,764,000	626,193
9.75%, 07/20/33(UYU)	32,470,000	890,019
8.00%, 10/29/35(UYU)	32,385,000	810,725
		2,326,937
Uzbekistan — 0.1%
Republic of Uzbekistan International Bond
3.90%, 10/19/31	535,000	484,184
	Par	Value
6.90%, 02/28/32 144A	$2,090,000	$2,184,659
6.95%, 05/25/32 144A	590,000	618,606
		3,287,449
Total Foreign Bonds (Cost $347,605,872)		347,143,979
LOAN AGREEMENTS — 2.0%
Aitx Finco LLC
5.38%, 10/23/30† ††† Σ	700,000	709,680
5.67%, 10/23/32† ††† Σ	700,000	713,044
AL NGPL Fund VIII Funding LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 5.65%, 12/06/30†	700,000	701,897
Allison Transmission, Inc. 2026 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.42%, 01/02/33†	805,000	808,824
Amynta Agency Borrower, Inc. 2026 Refinancing Term Loan
0.00%, 12/29/31† Σ	304,000	300,037
Aramark Intermediate HoldCo Corporation U.S. Term B-10 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.42%, 06/22/30†	1,225,977	1,229,551
Aramark Intermediate HoldCo Corporation U.S. Term B-9 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.42%, 04/06/28†	140,000	140,438
Ardonagh Midco 3 Limited Syndicated Facility B
(Floating, ICE CME Term SOFR USD 6M + 2.75%), 6.37%, 02/15/31†	552,228	540,151
Arsenal AIC Parent LLC 2025 Refinancing Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 6.42%, 08/18/30†	460,600	462,327
Asplundh Tree Expert LLC 2024 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.42%, 05/23/31†	1,895,516	1,902,150
Asurion LLC New B-12 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.25%), 7.92%, 09/19/30†	492,500	488,102
Avantor Funding, Inc. Incremental B-6 Euro Term Loan
(Floating, ICE Euribor USD 1M + 2.50%), 4.39%, 10/11/32†	842,481	978,445

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Baldwin Insurance Group Holdings LLC, The Refinancing Term B-2 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.18%, 05/26/31†	$19,950	$19,659
Bausch + Lomb Corporation Fourth Amendment Term Loan
0.00%, 01/15/31† Σ	131,000	131,451
(Floating, ICE CME Term SOFR USD 1M + 3.75%), 7.42%, 01/15/31†	104,000	104,358
BioMarin Pharmaceutical, Inc. Term Loan B
0.00%, 01/28/33† Σ	1,885,000	1,882,653
Blackfin Pipeline LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.00%), 6.69%, 09/29/32†	698,250	702,942
Blackrock Secondaries & Liquidity Solutions- C LP Project ONYX II
0.00%, 06/15/30† Σ	550,000	550,000
Blackstone Strategic Capital Holdings II
5.35%, 06/30/31†	1,500,000	1,500,000
Blue Owl GP Stake
5.38%, 10/30/32† ††† Σ	750,000	738,290
Bombardier Recreational Products, Inc. 2025-1 Incremental Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%, 0.50% Floor), 5.92%, 12/13/29†	241,947	242,573
Capstone Acquisition Holdings, Inc. 2024 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.50%, 1.00% Floor), 8.27%, 11/13/29†	452,852	434,072
Capstone Acquisition Holdings, Inc. 2024-A DDTL Loan
(Floating, ICE CME Term SOFR USD 1M + 4.50%, 1.00% Floor), 8.27%, 11/13/29†	40,051	38,390
Ceamer Finance IV LLC
(Floating, ICE CME Term SOFR USD 6M + 2.50%), 6.17%, 12/15/40†	550,000	550,000
Citadel Securities LP 2024-1 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 5.70%, 10/31/31†	1,957,086	1,961,577
Claudius Finance Parent S.a r.l. Facility B-5
(Floating, ICE Euribor USD 1M + 2.75%), 4.64%, 07/10/28†	1,000,000	1,121,839
Clean Harbors, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.50%), 5.17%, 09/24/32†	817,950	824,800
	Par	Value
Clearwater Analytics LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 5.68%, 04/21/32†	$1,243,750	$1,244,142
Concentra Health Services, Inc. Tranche B-1 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 5.67%, 07/26/31†	1,283,782	1,289,803
CPI Holdco B LLC 2025 Fourth Amendment Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 5.67%, 05/17/31†	542,867	539,968
DaVita, Inc. Tranche B-2 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.42%, 05/09/31† Σ	1,890,768	1,897,858
Drive Bidco BV Facility B-2
(Floating, ICE Euribor USD 3M + 3.50%), 5.53%, 07/23/31†	1,000,000	1,159,705
Eisner Advisory Group LLC February 2024 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 7.67%, 02/28/31†	242,264	231,362
EMRLD Borrower LP 2030 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.25%), 5.92%, 05/31/30†	977,612	977,490
First Brands Group LLC 2021 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 7.00%, 1.00% Floor), 10.78%, 03/30/27†	128,593	376
First Brands Group LLC 2022-II Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 7.00%, 1.00% Floor), 10.78%, 03/30/27†	187,408	547
First Brands Group LLC DIP Term Loan
(Floating, ICE CME Term SOFR USD 1M + 10.00%, 1.00% Floor), 13.67%, 06/29/26†	60,078	14,644
First Brands Group LLC Roll-Up Loan
(Floating, ICE CME Term SOFR USD 1M + 7.00%, 1.00% Floor), 10.67%, 06/29/26†	3,129	12
FR Refuel LLC 1L TLB CL
(Floating, ICE CME Term SOFR USD 3M + 4.75%), 8.53%, 11/08/28†	30,283	30,283

	Par	Value
FR Refuel LLC Fifth Amendment Incremental Delayed Draw Term Loan
0.00%, 11/08/28† ≈	$45,652	$44,967
FR Refuel LLC Initial Term Loan
8.53%, 11/08/28† Σ	326,480	321,887
HighTower Holding LLC Amendment No. 10 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 6.41%, 02/03/32†	990,622	981,959
Hilton Domestic Operating Company, Inc. Series B-4 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.43%, 11/08/30† Σ	1,905,000	1,910,858
Hope Gas Holdings LLC
6.18%, 09/01/37† ††† Σ	500,000	513,432
HV Eight LLC Loan
(Floating, ICE EURIBOR USD 3M + 3.50%), 5.58%, 12/22/25† †††	663,214	764,659
HV Structured Solutions IV Holdings LP Term Loan A
0.00%, 09/20/26† ††† Σ	709,310	703,991
ITT Holdings LLC Eigth Amendment Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.98%, 0.50% Floor), 5.64%, 10/11/30†	1,083,521	1,081,489
Level 3 Financing, Inc. Term B-4 Refinancing Loans
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 6.92%, 03/29/32†	1,510,000	1,512,046
Merlin Buyer, Inc. Bettcher Industries TL
0.00%, 03/25/33† Σ	700,000	701,750
Merlin Buyer, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 7.67%, 12/14/28†	497,409	498,548
Midcap Funding XLVI Trust Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%, 1.00% Floor), 6.17%, 04/23/27†	800,000	796,616
Novelis Holdings, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 5.45%, 03/11/32†	1,890,677	1,893,825
NRG Energy, Inc. 2024 New Term Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 5.42%, 04/16/31†	3,086,380	3,096,256
	Par	Value
Oak-Eagle Acquireco, Inc. Term Loan B-1
0.00%, 03/24/33† Σ	$773,000	$769,135
Open Text Corporation 2023 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%, 0.50% Floor), 5.42%, 01/31/30†	1,740,667	1,707,098
Peer Holding III BV Facility B-5B
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 6.20%, 07/01/31†	1,287,000	1,285,996
PetSmart LLC Initial Term Loan
0.00%, 08/18/32† Σ	233,982	232,871
(Floating, ICE CME Term SOFR USD 1M + 4.00%), 7.68%, 08/18/32†	115,000	114,454
PMH Newco LP Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.60%), 6.30%, 01/26/27†	915,597	909,975
PMH SPV - C LLC Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.80%), 6.50%, 01/26/27†	228,127	228,298
Project Cashmere Collateralized Mortgage Obligation
0.00%, 12/30/57† Σ	16,900,000	11,660,156
Quikrete Holdings, Inc. Tranche B-2 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 5.92%, 03/19/29†	192,544	192,599
Quikrete Holdings, Inc. Tranche B-3 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 5.92%, 02/10/32†	863,475	862,935
Savage Enterprises LLC Amendment No. 7 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.17%, 08/05/32†	496,250	496,950
SBA Senior Finance II LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.42%, 01/25/31†	1,381,140	1,387,687
Signature Aviation U.S. Holdings, Inc. Incremental Term B-2 Facility
(Floating, ICE CME Term SOFR USD 3M + 2.50%, 0.50% Floor), 6.17%, 07/01/31†	908,691	911,249

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Signature Aviation U.S. Holdings, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%, 0.50% Floor), 6.17%, 07/01/31†	$364,371	$365,305
Solstice Advanced Materials, Inc. Term B Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 5.42%, 10/29/32†	78,539	79,047
Terex Corporation 2025 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.42%, 10/08/31†	224,031	224,662
TKO Worldwide Holdings LLC Additional Term B-5 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 5.66%, 11/21/31†	1,687,250	1,688,305
Trans Union LLC 2024 Refinancing Term B-8 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.42%, 06/24/31†	1,895,530	1,888,934
TransDigm, Inc. Tranche L Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.17%, 01/19/32†	295,500	295,815
TransDigm, Inc. Tranche N Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.17%, 02/13/33†	800,000	801,300
TransMontaigne Operating Company L.P. Tranche B Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%, 0.50% Floor), 5.92%, 03/16/30†	700,000	700,175
TripAdvisor, Inc. Initial Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 6.42%, 07/08/31†	1,280,500	1,218,607
UGI Energy Services LLC 2024 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%, 0.50% Floor), 6.17%, 02/22/30†	1,273,671	1,277,950
United Rentals, Inc. Restatement Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.50%), 5.17%, 02/14/31†	253,063	254,487
VFH Parent LLC Term B-2 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.17%, 06/21/31†	247,500	247,809
Waystar Technologies, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 5.67%, 10/22/29†	687,000	686,141
	Par	Value
WhiteWater DBR Holdco LLC Term B-1 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.25%), 6.00%, 03/03/31†	$492,516	$494,486
Total Loan Agreements (Cost $72,411,588)		72,968,149
MORTGAGE-BACKED SECURITIES — 38.7%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.13% Floor), 4.85%, 09/15/34 144A †	1,200,000	1,194,302
ALA Trust, Series 2025-OANA, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 5.42%, 06/15/40 144A † γ	2,500,000	2,510,167
Alba PLC, Series 2007-1, Class A3
(Floating, SONIA Interest Rate + 0.29%), 4.04%, 03/17/39(U) †	266,486	346,798
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 4.17%, 09/25/46†	117,939	116,816
Angel Oak Mortgage Trust, Series 2024-2, Class A3
(Step to 6.14% on 02/25/28), 6.25%, 01/25/69 144A STEP	671,452	674,105
Angel Oak Mortgage Trust, Series 2025-12, Class A3
(Step to 6.27% on 12/25/29), 5.34%, 12/25/70 144A STEP	672,202	669,003
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5
2.76%, 05/15/53 144A	1,300,000	1,213,043
Archwest Mortgage Trust, Series 2025-RTL1, Class A1
Already stepped, no disclosure, 5.20%, 10/25/40 144A STEP	700,000	699,019
ATLX Trust, Series 2024-RPL1, Class A1
(Step to 4.56% on 09/25/28), 3.85%, 04/25/64 144A STEP	867,219	844,348
ATLX Trust, Series 2024-RPL2, Class A1
(Step to 4.04% on 11/25/28), 3.85%, 04/25/63 144A STEP	1,737,682	1,688,801
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A
2.63%, 01/15/32 144A	300,000	273,749
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class A
(Floating, CME Term SOFR 1M + 1.16%, 1.05% Floor), 4.84%, 09/15/38 144A †	2,300,000	2,216,024

	Par	Value
Banc of America Funding Trust, Series 2005-D, Class A1
5.49%, 05/25/35† γ	$95,777	$92,260
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
5.86%, 07/25/34† γ	10,914	10,570
BANK, Series 2022-BNK40, Class A4
3.39%, 03/15/64† γ	2,100,000	1,951,075
BANK, Series 2022-BNK43, Class A5
4.40%, 08/15/55	1,000,000	972,070
BANK5, Series 2024-5YR10, Class AS
5.64%, 10/15/57	500,000	508,988
BANK5, Series 2024-5YR11, Class AS
6.14%, 11/15/57	650,000	673,143
BANK5, Series 2025-5YR16, Class AS
5.75%, 08/15/63	2,550,000	2,614,681
Barclays Commercial Mortgage Trust, Series 2019-C3, Class C
4.18%, 05/15/52	864,000	788,504
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	1,600,000	1,495,989
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	1,700,000	1,680,478
BBCMS Mortgage Trust, Series 2018-TALL, Class A
(Floating, CME Term SOFR 1M + 0.92%, 0.87% Floor), 4.59%, 03/15/37 144A †	1,425,000	1,352,500
BBCMS Mortgage Trust, Series 2018-TALL, Class B
(Floating, CME Term SOFR 1M + 1.17%, 1.12% Floor), 4.84%, 03/15/37 144A †	525,000	484,214
BBCMS Mortgage Trust, Series 2020-C6, Class ASB
2.60%, 02/15/53	1,389,553	1,344,643
BBCMS Mortgage Trust, Series 2024-C24, Class A5
5.42%, 02/15/57	850,000	871,744
BBCMS Mortgage Trust, Series 2024-C24, Class AS
5.87%, 02/15/57	700,000	722,903
BCAP LLC Trust, Series 2006-AA2, Class A1
(Floating, CME Term SOFR 1M + 0.45%, 0.34% Floor), 4.13%, 01/25/37†	1,784,494	1,686,091
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
5.47%, 05/25/35† γ	32,819	31,816
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
6.25%, 02/25/33† γ	251	256
	Par	Value
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
5.06%, 01/26/36† γ	$135,052	$98,475
Benchmark Mortgage Trust, Series 2019-B9, Class A5
4.02%, 03/15/52	1,800,000	1,761,574
Benchmark Mortgage Trust, Series 2023-B39, Class A5
5.75%, 07/15/56	950,000	992,420
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.17%, 11/15/29 144A †	2,000,000	2,003,064
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class A
4.67%, 10/10/42 144A † γ	3,050,000	3,029,075
BFLD Commercial Mortgage Trust, Series 2025-660F, Class A
(Floating, CME Term SOFR 1M + 1.50%), 5.17%, 11/15/42 144A †	2,605,000	2,605,811
BFLD Commercial Mortgage Trust, Series 2025-660F, Class B
(Floating, CME Term SOFR 1M + 1.80%), 5.47%, 11/15/42 144A †	165,000	164,897
BFLD Commercial Mortgage Trust, Series 2025-660F, Class C
(Floating, CME Term SOFR 1M + 2.15%), 5.82%, 11/15/42 144A †	3,000,000	2,999,090
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A
(Floating, CME Term SOFR 1M + 1.34%, 1.34% Floor), 5.01%, 03/15/41 144A †	1,113,653	1,114,955
Blue Owl GP Stakes V Issuer A
7.21%, 08/22/43†††	374,250	391,890
Blue Owl GP Stakes V Issuer B, Class A2
7.21%, 08/22/43†††	375,750	393,461
BMO Mortgage Trust, Series 2023-C7, Class A5
6.16%, 12/15/56	2,100,000	2,227,790
BMO Mortgage Trust, Series 2024-5C3, Class C
6.86%, 02/15/57† γ	750,000	761,256
BMP, Series 2024-MF23, Class B
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 5.31%, 06/15/41 144A †	1,000,000	1,000,592
BPR Commercial Mortgage Trust, Series 2025-STAR, Class A
4.62%, 11/05/42 144A † γ	100,000	99,283
BPR Trust, Series 2024-PMDW, Class A
5.36%, 11/05/29 144A	1,200,000	1,216,124

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BRAVO Residential Funding Trust, Series 2024-NQM3, Class A2
(Step to 7.39% on 04/25/28), 6.39%, 03/25/64 144A STEP	$331,001	$333,421
BRAVO Residential Funding Trust, Series 2024-NQM3, Class A3
(Step to 7.50% on 04/25/28), 6.50%, 03/25/64 144A STEP	331,001	333,404
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1
(Step to 6.61% on 05/25/29), 5.61%, 02/25/65 144A STEP	1,494,403	1,502,728
BRAVO Residential Funding Trust, Series 2025-NQM7, Class A1B
(Step to 6.46% on 08/25/29), 5.46%, 07/25/65 144A STEP	389,352	390,277
BRAVO Residential Funding Trust, Series 2025-NQM7, Class A2
(Step to 6.66% on 08/25/29), 5.66%, 07/25/65 144A STEP	1,427,622	1,431,170
BRAVO Residential Funding Trust, Series 2025-NQM7, Class A3
(Step to 6.81% on 08/25/29), 5.81%, 07/25/65 144A STEP	302,829	303,798
BRAVO Residential Funding Trust, Series 2025-NQM8, Class A3
(Step to 6.59% on 09/25/29), 5.59%, 06/25/65 144A STEP	846,435	846,367
BWAY Mortgage Trust, Series 2021-1450, Class A
(Floating, CME Term SOFR 1M + 1.36%, 1.25% Floor), 5.04%, 09/15/36 144A †	2,300,000	2,263,735
BX Commercial Mortgage Trust, Series 2021-21M, Class A
(Floating, CME Term SOFR 1M + 0.84%, 0.73% Floor), 4.52%, 10/15/36 144A †	684,291	683,951
BX Commercial Mortgage Trust, Series 2024-AIRC, Class A
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 5.36%, 08/15/39 144A †	650,438	651,877
BX Commercial Mortgage Trust, Series 2024-AIRC, Class B
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 5.81%, 08/15/39 144A †	520,351	521,670
BX Commercial Mortgage Trust, Series 2024-VLT5, Class A
5.41%, 11/13/46 144A † γ	1,095,000	1,096,592
BX Commercial Mortgage Trust, Series 2024-VLT5, Class B
5.80%, 11/13/46 144A † γ	825,000	836,041
BX Commercial Mortgage Trust, Series 2025-BCAT, Class B
(Floating, CME Term SOFR 1M + 1.55%), 5.22%, 08/15/42 144A †	3,545,654	3,542,324
BX Trust, Series 2024-VLT4, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.16%, 06/15/41 144A †	145,000	144,274
	Par	Value
BX Trust, Series 2024-VLT4, Class B
(Floating, CME Term SOFR 1M + 1.94%, 1.94% Floor), 5.61%, 07/15/29 144A †	$300,000	$298,589
BX Trust, Series 2024-VLT4, Class C
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 5.81%, 07/15/29 144A †	350,000	347,863
BX Trust, Series 2025-VLT6, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.12%, 03/15/42 144A †	2,695,000	2,680,357
BX Trust, Series 2025-VOLT, Class A
(Floating, CME Term SOFR 1M + 1.70%), 5.37%, 12/15/44 144A †	1,250,000	1,248,371
CAFL Issuer LP, Series 2025-RRTL2, Class A1
Already stepped, no disclosure, 5.18%, 11/28/40 144A STEP	400,000	399,563
Chase Home Lending Mortgage Trust, Series 2024-3, Class A5
6.00%, 02/25/55 144A † γ	350,000	352,470
Chase Home Lending Mortgage Trust, Series 2024-3, Class A5A
5.50%, 02/25/55 144A	500,000	494,676
Chase Home Lending Mortgage Trust, Series 2024-7, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.30%, 8.00% Cap), 4.96%, 06/25/55 144A †	1,377,245	1,386,207
Chase Home Lending Mortgage Trust, Series 2024-RPL2, Class A1A
3.25%, 08/25/64 144A † γ	1,723,635	1,533,154
Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A
3.25%, 09/25/64 144A † γ	1,918,557	1,706,403
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A
5.50%, 10/25/55 144A † γ	841,115	841,290
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A
5.48%, 04/15/42 144A † γ	2,085,000	2,115,466
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
6.61%, 02/19/34† γ	70,078	69,327
CIM Trust, Series 2025-I1, Class A2
(Step to 6.91% on 02/25/29), 5.91%, 10/25/69 144A STEP	1,005,506	1,012,278
CIM Trust, Series 2025-R1, Class A1
(Step to 4.98% on 03/25/27), 5.00%, 02/25/99 144A STEP	766,816	759,384
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4
3.10%, 12/15/72	360,000	340,976
Citigroup Mortgage Loan Trust, Series 2024-1, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.35%, 8.00% Cap), 5.01%, 07/25/54 144A †	1,455,867	1,463,624

	Par	Value
COLT Mortgage Loan Trust, Series 2021-4, Class A1
1.40%, 10/25/66 144A	$2,841,738	$2,428,047
COLT Mortgage Loan Trust, Series 2021-5, Class A1
1.73%, 11/26/66 144A	1,904,456	1,732,145
COLT Mortgage Loan Trust, Series 2023-3, Class A1
(Step to 7.76% on 10/25/27), 7.18%, 09/25/68 144A STEP	837,408	842,862
COLT Mortgage Loan Trust, Series 2023-3, Class A3
(Step to 7.76% on 10/25/27), 7.58%, 09/25/68 144A STEP	418,730	421,449
COLT Mortgage Loan Trust, Series 2024-3, Class A1
(Step to 7.39% on 06/25/28), 6.39%, 06/25/69 144A STEP	1,244,357	1,256,940
COLT Mortgage Loan Trust, Series 2025-3, Class A2
(Step to 6.56% on 03/25/29), 5.56%, 03/25/70 144A STEP	350,924	351,276
COLT Mortgage Loan Trust, Series 2025-7, Class A1
(Step to 6.47% on 09/25/29), 5.47%, 06/25/70 144A STEP	3,146,932	3,158,224
COLT Mortgage Loan Trust, Series 2025-8, Class A1
(Step to 6.48% on 09/25/29), 5.48%, 08/25/70 144A STEP	3,359,622	3,373,701
COMM Mortgage Trust, Series 2024-277P, Class A
6.34%, 08/10/44 144A	2,125,000	2,216,881
COMM Mortgage Trust, Series 2024-CBM, Class A2
5.87%, 12/10/41 144A	1,890,000	1,898,262
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 5.21%, 10/25/41 144A †	120,268	120,370
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.31%, 12/25/41 144A †	242,553	243,011
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%), 5.46%, 01/25/44 144A †	450,000	454,057
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2B1
(Floating, U.S. 30-Day Average SOFR + 2.80%), 6.46%, 03/25/44 144A †	1,375,000	1,420,025
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 1.95%), 5.61%, 03/25/44 144A †	25,000	25,073
	Par	Value
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.31%, 05/25/44 144A †	$550,000	$549,988
Connecticut Avenue Securities, Series 2025-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 1.70%), 5.36%, 01/25/45 144A †	650,000	649,854
Cross Mortgage Trust, Series 2024-H7, Class A2
(Step to 6.82% on 11/25/28), 5.82%, 11/25/69 144A STEP	359,614	360,929
Cross Mortgage Trust, Series 2024-H7, Class A3
(Step to 6.97% on 11/25/28), 5.97%, 11/25/69 144A STEP	251,730	252,753
Cross Mortgage Trust, Series 2025-H1, Class A2
(Step to 6.89% on 02/25/29), 5.89%, 02/25/70 144A STEP	720,490	724,113
Cross Mortgage Trust, Series 2025-H2, Class A3
(Step to 6.66% on 03/25/29), 5.66%, 03/25/70 144A STEP	754,907	755,503
Cross Mortgage Trust, Series 2025-H6, Class A2
(Step to 6.54% on 08/25/29), 5.54%, 07/25/70 144A STEP	642,499	642,731
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3
2.80%, 03/15/54	800,000	733,978
CSMC Trust, Series 2010-16, Class B9
4.90%, 06/25/50 144A † γ	1,540,343	1,319,395
CSMC Trust, Series 2017-RPL1, Class M1
2.97%, 07/25/57 144A † γ	970,000	832,792
CSMC Trust, Series 2021-RPL4, Class A1
4.12%, 12/27/60 144A † γ	2,155,566	2,149,604
CSMC, Series 2021-ADV, Class A
(Floating, CME Term SOFR 1M + 1.51%, 1.40% Floor), 5.19%, 07/15/38 144A †	2,600,000	2,309,697
CSMC, Series 2021-NQM7, Class A1
1.76%, 10/25/66 144A	3,392,877	3,004,781
CSWF, Series 2021-SOP2, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.07% Floor), 4.85%, 06/15/34 144A †	149,845	147,401
DC Commercial Mortgage Trust, Series 2023-DC, Class C
7.14%, 09/12/40 144A † γ	440,000	445,194
DC Trust, Series 2024-HLTN, Class A
5.73%, 04/13/28 144A † γ	750,000	753,620
Deephaven Residential Mortgage Trust, Series 2021-4, Class A2
2.09%, 11/25/66 144A	1,212,112	1,077,306

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1
4.46%, 02/25/36† γ	$437,710	$255,660
DOLP Trust, Series 2021-NYC, Class A
2.96%, 05/10/41 144A	4,350,000	3,907,943
Durst Commercial Mortgage Trust, Series 2025-151, Class A
4.80%, 08/10/42 144A † γ	2,100,000	2,121,599
Easy Street Mortgage Loan Trust, Series 2025-RTL2, Class A1
(Step to 7.11% on 05/25/28), 5.61%, 10/25/40 144A STEP	1,800,000	1,803,249
EFMT, Series 2026-NQM1, Class A1A
(Step to 5.77% on 02/25/30), 4.77%, 02/25/71 144A STEP	2,961,576	2,935,800
EFMT, Series 2026-NQM4, Class A1A
(Step to 6.47% on 04/25/30), 5.47%, 04/25/71 144A STEP	2,600,000	2,603,726
Ellington Financial Mortgage Trust, Series 2021-2, Class A1
0.93%, 06/25/66 144A	3,012,134	2,570,911
Ellington Financial Mortgage Trust, Series 2021-2, Class A2
1.09%, 06/25/66 144A	1,685,896	1,443,745
Eurohome UK Mortgages PLC, Series 2007-1, Class A
(Floating, SONIA Interest Rate + 0.27%), 4.02%, 06/15/44(U) †	60,319	79,747
Extended Stay America Trust, Series 2025-ESH, Class A
(Floating, CME Term SOFR 1M + 1.30%), 4.97%, 10/15/42 144A †	130,000	130,171
Extended Stay America Trust, Series 2025-ESH, Class B
(Floating, CME Term SOFR 1M + 1.60%), 5.27%, 10/15/42 144A †	110,000	110,311
Extended Stay America Trust, Series 2025-ESH, Class C
(Floating, CME Term SOFR 1M + 1.85%), 5.52%, 10/15/42 144A †	100,000	100,337
Extended Stay America Trust, Series 2026-ESH2, Class A
(Floating, CME Term SOFR 1M + 1.20%), 4.87%, 02/15/43 144A †	198,136	198,392
Extended Stay America Trust, Series 2026-ESH2, Class B
(Floating, CME Term SOFR 1M + 1.40%), 5.07%, 02/15/43 144A †	198,136	198,615
Extended Stay America Trust, Series 2026-ESH2, Class C
(Floating, CME Term SOFR 1M + 1.60%), 5.27%, 02/15/43 144A †	198,136	198,776
	Par	Value
Federal Home Loan Mortgage Corporation
5.50%, 02/01/27	$659	$663
7.50%, 11/01/29	609	626
7.50%, 12/01/29	449	461
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%, 2.23% Floor, 11.36% Cap), 6.23%, 07/01/31†	1,399	1,422
5.00%, 08/01/33	1,068	1,082
5.00%, 09/01/33	184	187
5.00%, 10/01/33	652	660
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.37%, 2.37% Floor, 9.27% Cap), 6.23%, 03/01/34†	330	339
5.00%, 12/01/34	11,200	11,242
5.00%, 07/01/35	844	855
5.00%, 12/01/35	2,696	2,728
5.00%, 02/01/37	3,191	3,231
4.00%, 02/01/41	10,708	10,377
5.00%, 06/01/41	760	771
3.50%, 04/01/47	2,949,755	2,762,659
4.50%, 08/01/48	397,166	391,308
3.00%, 02/01/49	688,459	625,991
3.50%, 07/01/49	75,576	70,660
3.00%, 09/01/49	1,355,632	1,221,935
4.50%, 09/01/49	174,467	170,603
4.50%, 12/01/49	247,831	241,927
4.00%, 03/01/50	2,658,531	2,529,437
4.50%, 03/01/50	6,008,213	5,892,453
4.50%, 05/01/50	131,732	128,407
2.50%, 11/01/50	92,048	79,038
3.00%, 12/01/50	2,003,975	1,798,946
2.50%, 02/01/51	789,125	671,249
2.00%, 03/01/51	4,788,272	3,904,100
2.00%, 05/01/51	5,282,437	4,296,800
2.50%, 05/01/51	6,598,396	5,647,094
2.50%, 08/01/51	10,746,606	9,237,716
2.50%, 09/01/51	1,364,816	1,171,899
2.00%, 03/01/52	283,145	229,558
4.50%, 03/01/52	194,081	188,131
3.00%, 05/01/52	2,655,793	2,339,647
3.00%, 07/01/52	1,494,543	1,318,348
6.00%, 11/01/52	762,251	792,550
6.00%, 01/01/53	1,314,783	1,363,208
5.00%, 04/01/53	796,257	789,478
5.50%, 04/01/53	153,995	155,358
4.50%, 05/01/53	4,640,616	4,539,483
5.50%, 08/01/53	7,063,705	7,110,034
5.50%, 09/01/53	9,832,121	9,904,616
6.00%, 09/01/53	4,635,596	4,799,203
6.50%, 12/01/53	1,127,646	1,180,724
6.50%, 06/01/54	6,068,245	6,400,823
5.50%, 04/01/55	593,595	597,973
5.50%, 02/01/56	5,510,520	5,540,606

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 5468
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 6.50% Cap), 4.76%, 11/25/54†	$391,179	$392,515
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.75% Cap), 4.29%, 06/15/37†	26,915	26,768
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, U.S. 30-Day Average SOFR + 0.55%), 4.24%, 07/15/40†	75,306	74,558
Federal Home Loan Mortgage Corporation REMIC, Series 4989
(Floating, U.S. 30-Day Average SOFR + 0.46%), 4.15%, 08/15/40†	312,234	307,003
(Floating, U.S. 30-Day Average SOFR + 0.46%), 4.15%, 10/15/40†	257,668	253,240
Federal Home Loan Mortgage Corporation REMIC, Series 5473
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 6.50% Cap), 4.81%, 11/25/54†	1,228,800	1,234,123
Federal Home Loan Mortgage Corporation REMIC, Series 5499
5.50%, 07/25/53	416,829	419,962
Federal Home Loan Mortgage Corporation REMIC, Series 5502
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.00% Floor, 6.50% Cap), 4.66%, 02/25/55†	921,141	922,818
Federal Home Loan Mortgage Corporation REMIC, Series 5549
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 4.86%, 02/25/55† γ	1,903,501	1,922,025
Federal Home Loan Mortgage Corporation REMIC, Series 5554
5.25%, 04/25/53	282,296	284,273
Federal Home Loan Mortgage Corporation REMIC, Series 5564
5.00%, 02/25/52	444,642	445,504
(Floating, U.S. 30-Day Average SOFR + 1.20%), 4.86%, 08/25/55†	1,870,426	1,889,190
Federal Home Loan Mortgage Corporation REMIC, Series 5566
5.00%, 11/25/51	771,471	772,278
Federal Home Loan Mortgage Corporation REMIC, Series 5571
5.00%, 10/25/51	1,143,667	1,146,849
Federal Home Loan Mortgage Corporation REMIC, Series 5598
(Floating, U.S. 30-Day Average SOFR + 1.15%), 4.81%, 11/25/55†	909,468	913,485
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 5609
(Floating, U.S. 30-Day Average SOFR + 0.87%), 4.53%, 12/25/55†	$974,491	$974,411
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.31%, 01/25/34 144A †	38,371	38,379
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-DNA3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.05%), 4.71%, 10/25/44 144A †	345,000	345,258
Federal National Mortgage Association
(Floating, Enterprise 11th District COFI Index + 1.35%, 1.35% Floor, 12.05% Cap), 4.13%, 07/01/27†	549	545
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 11.75% Cap), 6.27%, 08/01/27†	280	280
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.15%, 1.15% Floor, 10.35% Cap), 5.06%, 11/01/27 CONV †	571	566
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 2.51% Floor, 12.62% Cap), 6.13%, 12/01/30 CONV †	695	706
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.13%, 1.13% Floor, 10.95% Cap), 5.04%, 06/01/32†	3,770	3,775
(Floating, Enterprise 11th District COFI Index + 1.25%, 1.25% Floor, 12.19% Cap), 4.12%, 08/01/32†	3,555	3,484
(Floating, Enterprise 11th District COFI Index + 1.33%, 1.33% Floor, 11.97% Cap), 4.20%, 05/01/33†	2,760	2,705
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.55%, 1.55% Floor, 9.67% Cap), 5.80%, 12/01/34†	8,417	8,583
(Floating, Enterprise 11th District COFI Index + 1.26%, 3.98% Floor, 12.80% Cap), 4.59%, 05/01/36†	3,002	2,968
(Floating, Enterprise 11th District COFI Index + 1.21%, 1.24% Floor, 10.69% Cap), 4.60%, 12/01/37†	1,329	1,320

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.15%, 1.15% Floor, 10.60% Cap), 5.06%, 01/01/38†	$582	$582
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 9.71% Cap), 5.31%, 06/01/40†	4,226	4,247
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 10.75% Cap), 5.31%, 10/01/40†	585	584
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 10.55% Cap), 5.31%, 10/01/40†	8,016	8,070
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.18%, 1.18% Floor, 10.25% Cap), 5.09%, 11/01/40†	1,927	1,927
4.50%, 04/01/41	35,651	35,302
4.50%, 08/01/41	13,018	12,891
2.50%, 11/01/42	7,472	6,663
2.50%, 12/01/42	4,024	3,550
2.50%, 01/01/43	5,509	4,889
3.00%, 01/01/43	21,325	19,598
2.50%, 02/01/43	6,418	5,640
5.42%, 02/01/43†	2,538,720	2,582,993
2.50%, 03/01/43	512,832	455,672
3.00%, 03/01/43	65,319	59,903
2.50%, 04/01/43	641,711	570,128
3.00%, 04/01/43	92,752	85,002
2.50%, 05/01/43	8,923	7,903
3.00%, 05/01/43	67,963	62,279
2.50%, 06/01/43	11,207	9,982
3.00%, 06/01/43	13,296	12,170
3.00%, 07/01/43	170,161	155,807
2.50%, 08/01/43	104,289	93,549
2.50%, 10/01/43	17,819	15,900
4.50%, 10/01/43	1,189	1,174
4.50%, 04/01/45	173,356	171,336
4.50%, 05/01/45	20,422	20,184
4.50%, 06/01/45	166,239	164,096
4.00%, 08/01/45	1,276,242	1,236,608
3.00%, 11/01/45	403,680	365,522
4.50%, 11/01/46	125,588	123,788
4.50%, 01/01/47	14,958	14,756
4.50%, 03/01/47	205,986	203,119
4.50%, 07/01/47	299,851	295,237
3.50%, 09/01/47	6,492,827	6,006,443
3.50%, 10/01/47	7,498,703	6,932,303
3.50%, 11/01/47	9,722,058	8,993,752
4.50%, 11/01/47	80,120	78,885
3.50%, 12/01/47	9,390,091	8,680,825
4.00%, 12/01/47	146,803	140,927
4.00%, 01/01/48	138,933	133,361
4.00%, 02/01/48	532,102	510,326
4.00%, 03/01/48	361,809	346,713
4.00%, 06/01/48	214,829	206,231
4.00%, 07/01/48	456,636	437,837
	Par	Value
3.50%, 08/01/48	$2,001,945	$1,851,134
4.00%, 08/01/48	1,058,529	1,015,823
4.50%, 09/01/48	205,985	202,629
5.00%, 09/01/48	97,711	97,710
5.00%, 11/01/48	892,368	897,967
4.50%, 01/01/49	169,373	166,301
4.50%, 02/01/49	37,152	36,235
4.50%, 05/01/49	593,343	582,946
4.50%, 06/01/49	362,493	354,911
4.50%, 07/01/49	324,592	318,503
4.50%, 09/01/49	45,154	44,068
3.00%, 12/01/49	470,198	422,900
4.50%, 01/01/50	4,015	3,945
4.50%, 03/01/50	4,070	3,952
4.50%, 05/01/50	453,332	443,661
2.50%, 06/01/50	610,211	524,010
4.50%, 06/01/50	39,407	38,612
4.50%, 07/01/50	20,781	20,228
2.50%, 09/01/50	2,126,791	1,830,401
2.00%, 10/01/50	4,925,200	4,014,737
2.00%, 11/01/50	5,741,448	4,680,096
2.50%, 11/01/50	795,922	683,526
4.50%, 12/01/50	327,026	320,453
2.50%, 01/01/51	1,667,377	1,414,474
2.50%, 02/01/51	39,392	33,824
4.50%, 02/01/51	494,011	480,013
2.50%, 03/01/51	121,427	104,718
2.00%, 04/01/51	949,991	772,057
2.00%, 05/01/51	4,146,749	3,369,815
2.50%, 09/01/51	154,561	132,811
2.50%, 10/01/51	609,277	524,971
2.50%, 11/01/51	639,648	551,601
2.00%, 04/01/52	7,591,827	6,148,022
3.00%, 04/01/52‡‡	10,636,343	9,372,229
2.00%, 05/01/52	804,140	651,210
3.00%, 05/01/52	3,325,055	2,929,239
3.00%, 06/01/52	788,354	694,265
3.00%, 07/01/52	653,832	575,983
4.00%, 09/01/52	802,622	759,881
5.50%, 09/01/52	1,418,912	1,449,909
4.00%, 12/01/52	341,403	322,634
6.00%, 12/01/52	673,409	699,330
5.50%, 04/01/53	2,215,200	2,253,258
4.00%, 05/01/53	846,565	799,901
5.00%, 05/01/53	6,393,257	6,338,825
6.50%, 09/01/53	625,061	647,578
6.50%, 10/01/53	983,586	1,019,712
6.00%, 11/01/53	16,470,654	16,883,138
6.50%, 11/01/53	875,576	906,770
6.50%, 12/01/53	2,342,960	2,425,107
6.00%, 06/01/54	2,512,908	2,606,735
6.00%, 09/01/54	2,287,416	2,367,987
5.50%, 02/01/55	4,367,771	4,449,164
5.50%, 03/01/55	1,913,084	1,945,713
5.50%, 04/01/55	4,310,789	4,384,571
5.50%, 05/01/55‡‡	5,760,009	5,803,077
5.69%, 07/01/55	746,675	758,719

	Par	Value
5.50%, 11/01/55	$14,811,755	$15,043,926
Federal National Mortgage Association ACES, Series 2020-M33
2.24%, 01/25/31† IO γ	6,869,783	313,541
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 9.00% Cap), 4.24%, 10/18/30†	1,640	1,639
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	74,158	74,973
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	6,672	7,154
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	23,236	25,232
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	59,427	1,067
Federal National Mortgage Association REMIC, Series 2023-54
6.50%, 04/25/49	324,312	327,026
Federal National Mortgage Association REMIC, Series 2024-46
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 4.81%, 07/25/54†	352,847	355,397
Federal National Mortgage Association REMIC, Series 2025-11
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.00% Floor, 7.00% Cap), 4.66%, 03/25/55†	1,816,879	1,822,834
Federal National Mortgage Association REMIC, Series 2025-52
5.00%, 01/25/53	1,100,348	1,101,759
Federal National Mortgage Association REMIC, Series 2025-54
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 7.00% Cap), 4.76%, 07/25/55† γ	1,105,213	1,111,675
Federal National Mortgage Association REMIC, Series 2025-65
5.00%, 11/25/53	1,107,272	1,109,570
5.00%, 02/25/54	684,507	681,394
Federal National Mortgage Association REMIC, Series 2025-68
5.00%, 01/25/53	634,140	631,323
	Par	Value
Federal National Mortgage Association REMIC, Series 2025-69
5.00%, 10/25/51	$1,460,504	$1,463,147
FHLMC Multifamily Structured Pass-Through Certificates, Series K-152
3.78%, 11/25/32	1,000,000	964,671
FHLMC Multifamily Structured Pass-Through Certificates, Series K-161
4.90%, 10/25/33	1,550,000	1,588,191
FHLMC Multifamily Structured Pass-Through Certificates, Series K510
5.07%, 10/25/28	600,000	612,301
FHLMC Multifamily Structured Pass-Through Certificates, Series K547
4.42%, 05/25/30	3,000,000	3,020,565
FHLMC Multifamily Structured Pass-Through Certificates, Series KF153
(Floating, U.S. 30-Day Average SOFR + 0.68%, 0.68% Floor), 4.35%, 02/25/33†	527,373	529,297
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 5.26%, 07/25/44†	162,202	158,393
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
5.87%, 06/25/34† γ	57,666	58,004
For Research
0.00%, 02/25/71	15,900,000	5,532,248
GCAT Trust, Series 2022-NQM3, Class A3
4.35%, 04/25/67 144A † γ	1,875,711	1,786,079
GCAT Trust, Series 2024-NQM2, Class A1
(Step to 7.36% on 06/25/28), 6.09%, 06/25/59 144A STEP	885,836	892,536
GCAT Trust, Series 2025-INV3, Class A5
6.00%, 08/25/55 144A † γ	624,837	631,517
GCAT Trust, Series 2025-NQM4, Class A1B
(Step to 6.53% on 08/25/29), 5.53%, 06/25/70 144A STEP	427,461	428,553
GCAT Trust, Series 2025-NQM4, Class A2
(Step to 6.73% on 08/25/29), 5.73%, 06/25/70 144A STEP	769,430	771,721
GFH Mortgage Trust, Series 2025-IND, Class A
5.15%, 06/15/33 144A	1,245,000	1,243,267
GMAC Commercial Mortgage Asset Corporation, Series TR-1, Class A
7.15%, 08/10/36 144A †††	282,849	307,092

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 5.13%, 11/20/29†	$4,084	$4,092
8.50%, 11/20/30	1,858	1,929
5.50%, 11/15/32	1,883	1,892
5.50%, 01/15/33	811	813
5.50%, 02/15/33	3,828	3,853
5.50%, 03/15/33	3,452	3,480
5.50%, 07/15/33	4,056	4,078
5.50%, 08/15/33	1,900	1,908
5.50%, 09/15/33	716	718
5.50%, 04/15/34	1,999	2,006
5.50%, 05/15/34	1,495	1,500
5.50%, 09/15/34	16,518	16,888
5.50%, 12/15/34	16,387	16,615
5.50%, 01/15/35	12,115	12,278
4.00%, 10/20/40	1,689	1,627
4.00%, 08/20/43	101,454	97,604
3.00%, 01/15/45	498,881	450,324
3.50%, 04/15/45	129,644	121,884
4.00%, 05/20/45	8,644	8,299
4.00%, 10/20/45	62,857	60,542
4.50%, 05/20/48	362,058	355,764
5.00%, 07/20/48	79,119	79,674
4.50%, 08/20/48	897,031	883,419
5.00%, 08/20/48	92,415	93,326
4.50%, 09/20/48	620,103	610,869
5.00%, 10/20/48	381,436	385,846
5.00%, 11/20/48	670,761	677,102
4.50%, 12/20/48	354,601	349,102
5.00%, 12/20/48	399,854	403,225
4.50%, 01/20/49	1,302,712	1,283,319
5.00%, 01/20/49	1,221,721	1,232,520
4.00%, 02/20/49	710,545	676,334
4.50%, 02/20/49	144,206	141,837
5.00%, 02/20/49	28,457	28,703
4.00%, 03/20/49	408,730	388,798
4.50%, 03/20/49	102,500	100,847
5.00%, 03/20/49	125,929	127,016
3.00%, 08/20/49	1,011,157	908,926
5.00%, 08/20/49	1,865,895	1,884,302
4.50%, 10/20/49	123,003	121,678
5.00%, 11/20/49	163,348	164,993
3.50%, 02/20/50	449,554	419,939
3.00%, 03/20/50	5,634,023	5,046,336
2.50%, 09/20/51	307,269	263,962
2.50%, 10/20/51	727,185	622,245
2.50%, 11/20/51	454,396	391,294
3.00%, 11/20/51	656,980	587,356
2.50%, 12/20/51	981,314	841,557
3.00%, 12/20/51	667,394	596,823
4.50%, 09/20/52	2,942,453	2,866,983
3.50%, 02/20/53	1,518,758	1,410,595
	Par	Value
2.00%, 04/01/55 TBA	$6,000,000	$4,957,969
2.50%, 04/01/55 TBA	9,000,000	7,744,219
4.50%, 04/01/55 TBA	8,000,000	7,729,709
5.50%, 04/01/55 TBA	14,000,000	14,091,350
6.00%, 04/01/55 TBA	25,000,000	25,424,061
6.50%, 05/01/55 TBA	5,000,000	5,181,897
5.00%, 06/01/55 TBA	19,240,000	18,991,037
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 4.09%, 05/20/37†	31,425	31,028
Government National Mortgage Association, Series 2015-H11
(Floating, CME Term SOFR 1M + 0.66%, 0.55% Floor, 7.50% Cap), 4.33%, 05/20/65†	259,381	259,407
Government National Mortgage Association, Series 2015-H14
(Floating, CME Term SOFR 1M + 0.54%, 0.43% Floor, 11.00% Cap), 4.21%, 05/20/65†	107,880	107,801
(Floating, CME Term SOFR 1M + 0.68%, 0.57% Floor, 7.50% Cap), 4.35%, 06/20/65†	407,084	407,193
Government National Mortgage Association, Series 2015-H15
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 7.50% Cap), 4.36%, 06/20/65†	265,582	265,712
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 4.38%, 06/20/65†	476,905	477,290
Government National Mortgage Association, Series 2015-H16
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 4.38%, 07/20/65†	505,543	505,956
Government National Mortgage Association, Series 2015-H17
(Floating, CME Term SOFR 1M + 0.57%, 0.46% Floor), 4.26%, 06/20/65†	29,846	29,836
Government National Mortgage Association, Series 2015-H18
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 4.38%, 07/20/65†	58,957	58,994
Government National Mortgage Association, Series 2015-H19
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 4.38%, 08/20/65†	92,406	92,466
Government National Mortgage Association, Series 2015-H22
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 4.38%, 09/20/65†	102,448	102,531

	Par	Value
Government National Mortgage Association, Series 2015-H23
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 7.50% Cap), 4.40%, 09/20/65†	$128,000	$128,137
Government National Mortgage Association, Series 2015-H26
(Floating, CME Term SOFR 1M + 0.63%, 0.52% Floor, 11.00% Cap), 4.30%, 10/20/65†	197,981	198,075
Government National Mortgage Association, Series 2015-H30
(Floating, CME Term SOFR 1M + 0.79%, 0.68% Floor), 4.46%, 08/20/61†	1,281	1,285
Government National Mortgage Association, Series 2017-H15
(Floating, CME Term SOFR 12M + 1.52%, 0.80% Floor, 7.50% Cap), 5.58%, 07/20/67†	409,043	415,020
Government National Mortgage Association, Series 2021-135
2.00%, 08/20/51	3,126,446	2,582,786
Government National Mortgage Association, Series 2025-1
5.00%, 01/20/55	580,760	577,825
Government National Mortgage Association, Series 2025-170
(Floating, U.S. 30-Day Average SOFR + 1.10%), 4.77%, 10/20/55†	485,515	487,345
Government National Mortgage Association, Series 2025-204
(Floating, U.S. 30-Day Average SOFR + 0.95%), 4.62%, 12/20/55†	493,462	494,847
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 4.15%, 01/25/37†	209,597	196,307
GS Mortgage Securities Corporation Trust, Series 2013-PEMB, Class A
3.55%, 03/05/33 144A † γ	1,355,000	1,065,497
GS Mortgage-Backed Securities Trust, Series 2022-GR2, Class A2
3.00%, 08/26/52 144A † γ	2,007,248	1,744,479
GS Mortgage-Backed Securities Trust, Series 2025-NQM3, Class A3
(Step to 6.49% on 09/25/29), 5.49%, 11/25/65 144A STEP	795,397	794,667
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
5.29%, 09/25/35† γ	89,839	86,670
HIT Trust, Series 2022-HI32, Class C
(Floating, CME Term SOFR 1M + 3.74%, 3.74% Floor), 7.41%, 07/15/39 144A †	1,000,000	1,008,040
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, CME Term SOFR 1M + 0.83%, 0.72% Floor, 11.00% Cap), 4.51%, 10/25/34†	1,650	1,642
	Par	Value
IndyMac ARM Trust, Series 2001-H2, Class A1
6.62%, 01/25/32† γ	$1,967	$1,934
IRV Trust, Series 2025-200P, Class A
5.29%, 03/14/47 144A † γ	2,800,000	2,827,091
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A
2.29%, 03/05/42 144A	1,900,000	1,786,481
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class B
(Floating, CME Term SOFR 1M + 1.36%, 1.11% Floor), 5.03%, 04/15/37 144A †	1,103,648	1,085,147
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class A
5.80%, 10/05/39 144A † γ	1,350,000	1,363,046
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A
(Floating, CME Term SOFR 1M + 1.60%, 1.60% Floor), 5.27%, 01/15/42 144A †	400,000	399,569
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B
(Floating, CME Term SOFR 1M + 2.00%, 2.00% Floor), 5.67%, 01/15/42 144A †	300,000	299,773
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-NSLB, Class A
6.23%, 06/05/42 144A	1,700,000	1,758,076
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
5.87%, 02/25/35† γ	6,453	6,322
JP Morgan Mortgage Trust, Series 2021-12, Class A6
2.50%, 02/25/52 144A † γ	1,272,252	1,193,164
JP Morgan Mortgage Trust, Series 2021-13, Class A6
2.50%, 04/25/52 144A † γ	567,100	534,281
JP Morgan Mortgage Trust, Series 2021-14, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 4.62%, 05/25/52 144A †	1,647,048	1,545,560
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1
2.52%, 05/25/52 144A	765,959	653,242
JP Morgan Mortgage Trust, Series 2022-INV1, Class A3
3.00%, 03/25/52 144A † γ	1,683,689	1,469,833
JP Morgan Mortgage Trust, Series 2022-LTV2, Class A3
3.50%, 09/25/52 144A † γ	1,586,703	1,437,068
JP Morgan Mortgage Trust, Series 2024-1, Class A4
6.00%, 06/25/54 144A	389,992	391,127

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
JP Morgan Mortgage Trust, Series 2024-VIS2, Class A1
(Step to 6.85% on 08/25/28), 5.85%, 11/25/64 144A STEP	$1,191,328	$1,198,635
JP Morgan Mortgage Trust, Series 2025-1, Class A4
6.00%, 06/25/55 144A † γ	646,519	650,551
JP Morgan Mortgage Trust, Series 2025-NQM4, Class A1A
(Step to 5.95% on 11/25/29), 6.75%, 03/25/66 144A STEP	2,875,226	2,866,248
JP Morgan Mortgage Trust, Series 2025-NQM5, Class A1A
(Step to 5.88% on 01/25/30), 4.88%, 05/25/65 144A STEP	2,965,144	2,945,050
JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1A
(Step to 6.49% on 03/25/29), 5.49%, 08/25/55 144A STEP	1,533,864	1,539,808
JP Morgan Mortgage Trust, Series 2026-VIS1, Class A1A
(Step to 5.79% on 03/25/30), 4.79%, 06/25/66 144A STEP	3,525,100	3,500,311
KIND Commercial Mortgage Trust, Series 2024-1, Class A
(Floating, CME Term SOFR 1M + 1.89%, 1.89% Floor), 5.56%, 08/15/29 144A †	1,000,000	1,000,831
KRE Commercial Mortgage Trust, Series 2025-AIP4, Class A
(Floating, CME Term SOFR 1M + 1.30%, 1.30% Floor), 4.97%, 03/15/42 144A †	1,915,469	1,910,675
KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class A
2.56%, 11/05/44 144A	2,300,000	1,814,905
LBTY Commercial Mortgage Trust, Series 2026-225L, Class A
4.59%, 02/10/31 144A † γ	1,950,000	1,926,731
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1
Already stepped, no disclosure, 5.75%, 07/25/61 144A STEP	406,790	407,224
Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1
(Step to 5.65% on 04/25/26), 4.65%, 11/25/60 144A STEP	822,509	823,636
LEX Mortgage Trust, Series 2024-BBG, Class A
4.87%, 10/13/33 144A † γ	1,600,000	1,594,441
LHOME Mortgage Trust, Series 2024-RTL5, Class A1
(Step to 6.32% on 04/25/27), 5.32%, 09/25/39 144A STEP	850,000	850,652
LHOME Mortgage Trust, Series 2025-RTL3, Class A1
Already stepped, no disclosure, 5.24%, 08/25/40 144A STEP	950,000	948,895
LHOME Mortgage Trust, Series 2026-RTL1, Class A1
(Step to 5.91% on 08/25/28), 4.91%, 01/25/41 144A STEP	700,000	697,842
	Par	Value
LSTAR Securities Investment, Ltd., Series 2024-1, Class A
(Floating, U.S. 30-Day Average SOFR + 4.10%, 3.10% Floor), 7.77%, 01/01/29 144A †	$97,213	$97,159
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, SONIA Interest Rate + 0.28%), 4.03%, 01/01/61(U) †	292,100	377,984
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, SONIA Interest Rate + 0.72%), 4.47%, 01/01/61(U) †	178,332	234,176
MAD Commercial Mortgage Trust, Series 2025-11MD, Class C
5.26%, 10/15/42 144A † γ	1,050,000	1,058,084
Manhattan West Mortgage Trust, Series 2020-OMW, Class A
2.13%, 09/10/39 144A	3,075,000	2,964,055
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, SONIA Interest Rate + 0.30%), 4.04%, 04/15/47(U) †	186,517	245,766
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
5.80%, 11/21/34† γ	45,331	45,218
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
5.87%, 05/25/34† γ	24,147	23,630
Metis Issuer, Series 2025-1, Class A
6.89%, 05/15/55†††	650,000	661,172
MILE Trust, Series 2025-STNE, Class B
(Floating, CME Term SOFR 1M + 1.70%, 1.70% Floor), 5.37%, 07/15/30 144A †	500,000	498,365
Mill City Mortgage Loan Trust, Series 2017-2, Class A3
3.25%, 07/25/59 144A	55,185	54,169
Mill City Mortgage Loan Trust, Series 2019-1, Class M1
3.50%, 10/25/69 144A	479,118	457,692
Mill City Mortgage Loan Trust, Series 2019-GS2, Class M1
3.00%, 08/25/59 144A	870,000	810,416
Mill City Securities, Ltd., Series 2024-RS1, Class A1
(Step to 6.00% on 10/25/27), 3.00%, 11/01/69 144A STEP	602,791	562,424
Mill City Securities, Ltd., Series 2024-RS2, Class A1
(Step to 6.00% on 12/25/27), 3.00%, 08/01/69 144A STEP	406,952	382,919
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A
2.43%, 04/05/42 144A † γ	1,600,000	1,418,291
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5
3.79%, 04/15/55† γ	1,475,000	1,373,406

	Par	Value
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class A1A
(Step to 5.91% on 10/25/29), 4.91%, 09/25/70 144A STEP	$3,089,964	$3,082,375
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM9, Class A2
(Step to 6.22% on 12/25/29), 5.22%, 09/25/70 144A STEP	1,025,727	1,020,959
MortgageIT Trust, Series 2005-4, Class A1
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 11.50% Cap), 4.35%, 10/25/35†	27,079	27,217
New Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1
(Step to 5.64% on 05/25/26), 0.00%, 01/25/65 144A STEP	1,038,731	1,050,101
New Residential Mortgage Loan Trust, Series 2025-NQM3, Class A1
5.53%, 05/25/65 144A † γ	315,166	316,933
NLT Trust, Series 2025-NQM1, Class PT
7.46%, 10/25/70 144A † γ	4,509,801	4,719,215
NY Commercial Mortgage Trust, Series 2025-299P, Class C
6.17%, 02/10/35 144A † γ	1,650,000	1,684,953
NYC Commercial Mortgage Trust, Series 2025-11X, Class A
(Floating, CME Term SOFR 1M + 1.74%), 5.42%, 10/15/37 144A †	2,800,000	2,805,733
NYC Commercial Mortgage Trust, Series 2025-11X, Class B
(Floating, CME Term SOFR 1M + 2.09%), 5.77%, 10/15/40 144A †	1,750,000	1,754,689
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 5.36%, 02/15/42 144A †	1,400,000	1,400,167
NYC Trust, Series 2025-77C, Class A
4.79%, 01/10/36 144A † γ	2,300,000	2,284,304
NYMT Loan Trust, Series 2024-BPL2, Class A1
(Step to 7.51% on 12/25/26), 6.51%, 05/25/39 144A STEP	1,000,000	1,004,871
NYMT Loan Trust, Series 2025-CP1, Class A1
3.75%, 11/25/69 144A † γ	1,375,501	1,325,629
NYO Commercial Mortgage Trust, Series 2021-1290, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.10% Floor), 4.88%, 11/15/38 144A †	2,300,000	2,296,473
OBX Trust, Series 2018-1, Class A2
(Floating, CME Term SOFR 1M + 0.76%), 4.44%, 06/25/57 144A †	411,429	407,221
	Par	Value
OBX Trust, Series 2022-NQM7, Class A3
(Step to 5.69% on 05/25/26), 5.70%, 08/25/62 144A STEP	$1,333,948	$1,332,297
OBX Trust, Series 2024-NQM10, Class A2
(Step to 7.33% on 07/25/28), 6.33%, 05/25/64 144A STEP	991,718	1,001,509
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 02/25/28), 5.88%, 12/25/63 144A STEP	983,011	987,032
OBX Trust, Series 2024-NQM3, Class A3
(Step to 7.43% on 03/25/28), 6.43%, 12/25/63 144A STEP	531,000	533,471
OBX Trust, Series 2024-NQM4, Class A2
(Step to 7.22% on 03/25/28), 6.22%, 01/25/64 144A STEP	525,168	527,898
OBX Trust, Series 2024-NQM5, Class A2
(Step to 7.29% on 04/25/28), 6.29%, 03/25/28 144A STEP	249,831	251,394
OBX Trust, Series 2024-NQM6, Class A3
(Step to 7.82% on 05/25/28), 6.85%, 02/25/64 144A STEP	187,999	189,884
OBX Trust, Series 2024-NQM8, Class A1
(Step to 7.23% on 06/25/28), 6.23%, 05/25/64 144A STEP	1,106,958	1,117,040
OBX Trust, Series 2024-NQM8, Class A3
(Step to 7.59% on 06/25/28), 6.59%, 05/25/64 144A STEP	138,372	139,585
OBX Trust, Series 2024-NQM9, Class A2
(Step to 7.46% on 07/25/28), 6.28%, 01/25/64 144A STEP	743,968	749,783
OBX Trust, Series 2024-NQM9, Class A3
(Step to 7.66% on 07/25/28), 6.44%, 01/25/64 144A STEP	743,968	749,869
OBX Trust, Series 2025-NQM10, Class A3
(Step to 6.71% on 06/25/29), 5.71%, 05/25/65 144A STEP	793,937	796,316
OBX Trust, Series 2025-NQM11, Class A1A
(Step to 6.42% on 07/25/29), 5.42%, 05/25/65 144A STEP	2,567,065	2,576,890
OBX Trust, Series 2025-NQM13, Class A1A
(Step to 6.44% on 08/25/29), 5.44%, 05/25/65 144A STEP	1,615,982	1,622,599
OBX Trust, Series 2025-NQM15, Class A1A
(Step to 6.14% on 09/25/29), 5.14%, 07/27/65 144A STEP	2,681,070	2,679,812

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
OBX Trust, Series 2025-NQM2, Class A2
(Step to 6.75% on 02/25/29), 5.75%, 11/25/64 144A STEP	$352,887	$355,087
OBX Trust, Series 2025-NQM21, Class A1A
(Step to 5.99% on 12/25/29), 4.99%, 10/25/65 144A STEP	2,822,710	2,813,709
OBX Trust, Series 2026-NQM5, Class A3
5.68%, 01/25/66	700,000	699,998
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 4.74%, 01/15/36 144A †	1,628,242	1,572,780
OSAT Trust, Series 2021-RPL1, Class A1
(Step to 3.74% on 04/25/26), 6.12%, 05/25/65 144A STEP	830,424	831,513
PMT Loan Trust, Series 2025-INV7, Class A7
6.00%, 06/25/56 144A † γ	272,759	275,515
PMT Loan Trust, Series 2025-INV8, Class A7
6.00%, 07/25/56 144A † γ	1,430,483	1,441,971
PRET Trust, Series 2024-RPL2, Class A1
4.08%, 06/25/64 144A † γ	593,687	561,311
PRET Trust, Series 2025-RPL5, Class A1
(Step to 4.48% on 11/25/29), 4.15%, 01/25/70 144A STEP	1,033,730	1,004,611
PRKCM Trust, Series 2021-AFC2, Class A1
2.07%, 11/25/56 144A	2,802,726	2,488,901
Provident Funding Mortgage Trust, Series 2025-1, Class A3
5.50%, 02/25/55 144A	555,628	556,408
Provident Funding Mortgage Trust, Series 2025-4, Class A4
5.50%, 09/25/55 144A	445,068	445,858
Provident Funding Mortgage Trust, Series 2026-1, Class A4
5.00%, 01/25/56 144A	1,770,442	1,755,996
PRPM LLC, Series 2024-6, Class A1
(Step to 8.70% on 12/25/27), 5.70%, 11/25/29 144A STEP	422,269	422,896
PRPM LLC, Series 2024-7, Class A1
(Step to 8.87% on 12/25/27), 5.87%, 11/25/29 144A STEP	914,118	915,136
PRPM LLC, Series 2024-RCF1, Class A1
(Step to 5.00% on 02/25/28), 4.00%, 01/25/54 144A STEP	1,047,816	1,034,931
PRPM LLC, Series 2024-RPL2, Class A2
(Step to 4.50% on 06/25/28), 3.50%, 05/25/54 144A STEP	1,140,000	1,103,044
PRPM LLC, Series 2025-5, Class A1
(Step to 5.73% on 05/25/26), 5.93%, 07/25/30 144A STEP	360,216	359,736
	Par	Value
PRPM LLC, Series 2025-6, Class A1
(Step to 8.77% on 09/25/28), 5.77%, 08/25/28 144A STEP	$763,086	$762,018
PRPM LLC, Series 2025-RCF1, Class A1
Already stepped, no disclosure, 4.50%, 02/25/55 144A STEP	258,415	255,240
PRPM LLC, Series 2025-RCF5, Class A1
(Step to 5.84% on 11/25/29), 4.84%, 10/25/55 144A STEP	251,964	249,401
Resloc UK PLC, Series 2007-1X, Class A3A
(Floating, Euribor 3M + 0.16%), 2.31%, 12/15/43(E) †	411,877	472,049
Resloc UK PLC, Series 2007-1X, Class A3B
(Floating, SONIA Interest Rate + 0.28%), 4.03%, 12/15/43(U) †	102,969	134,910
Roc Mortgage Trust, Series 2024-RTL1, Class A1
(Step to 6.59% on 05/25/27), 5.59%, 10/25/39 144A STEP	1,370,000	1,372,934
ROCK Trust, Series 2024-CNTR, Class A
5.39%, 11/13/41 144A	2,650,000	2,696,177
ROCK Trust, Series 2024-CNTR, Class C
6.47%, 11/13/41 144A	1,050,000	1,083,421
RWC Commercial Mortgage Trust, Series 2025-1, Class AS
5.26%, 06/25/40 144A	650,000	647,118
Saluds Grade Alternative Mortgage Trust, Series 2025-RRTL1, Class A1
(Step to 6.32% on 05/25/28), 5.32%, 10/25/40 144A STEP	900,000	896,549
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class A1
(Step to 6.55% on 04/25/29), 5.55%, 01/25/65 144A STEP	1,602,763	1,608,682
SCOTT Trust, Series 2023-SFS, Class A
5.91%, 03/10/40 144A	1,905,000	1,940,201
Sequoia Mortgage Trust, Series 2024-5, Class A5
6.00%, 06/25/54 144A † γ	117,189	117,563
Sequoia Mortgage Trust, Series 2025-5, Class A5
5.50%, 06/25/55 144A † γ	648,283	649,131
Sequoia Mortgage Trust, Series 2025-6, Class A11
5.50%, 07/25/30 144A † ρ γ	173,085	173,338
Sequoia Mortgage Trust, Series 6, Class A
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.00% Cap), 4.43%, 04/19/27†	12,822	12,731
SLG Office Trust, Series 2021-OVA, Class A
2.59%, 07/15/41 144A	775,000	690,098

	Par	Value
Station Place Securitization Trust, Series 2024-SP2, Class A1
(Floating, CME Term SOFR 1M + 1.70%, 1.70% Floor), 5.38%, 07/12/26 144A † †††	$1,300,000	$1,300,000
Station Place Securitization Trust, Series 2025-SP1, Class A1
(Floating, CME Term SOFR 1M + 1.30%), 4.97%, 07/02/26 144A † ††† γ	1,250,000	1,250,000
Station Place Securitization Trust, Series 2025-SP2, Class A1
(Floating, CME Term SOFR 1M + 1.15%), 4.83%, 09/25/26 144A † †††	2,600,000	2,600,000
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 4.29%, 07/19/35†	20,741	19,492
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A
(Floating, CME Term SOFR 1M + 1.24%, 1.24% Floor), 4.92%, 12/15/39 144A †	1,955,000	1,954,064
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.50% Cap), 4.43%, 09/25/43†	1,488	1,469
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
5.64%, 04/25/45† γ	9,232	9,115
Towd Point Mortgage Trust, Series 2024-4, Class A1A
4.43%, 10/27/64 144A † γ	598,828	599,775
Towd Point Mortgage Trust, Series 2024-5, Class A1A
4.52%, 10/25/64 144A † γ	2,037,521	2,021,354
TYSN Mortgage Trust, Series 2023-CRNR, Class A
6.58%, 12/10/33 144A † γ	1,010,000	1,050,433
Uniform Mortgage Backed Securities
4.50%, 04/01/41 TBA	15,000,000	14,894,300
4.50%, 05/01/41 TBA	8,105,999	8,041,913
4.50%, 06/01/41 TBA	3,004,001	2,978,491
5.00%, 12/31/49	4,000,000	3,944,062
2.50%, 04/01/51 TBA	31,000,000	26,069,062
2.00%, 04/01/52 TBA	24,000,000	19,336,875
3.00%, 04/01/53 TBA	10,000,000	8,784,919
3.50%, 04/01/53 TBA	17,000,000	15,586,933
4.00%, 04/01/53 TBA	6,000,000	5,662,548
2.00%, 05/01/53 TBA	3,240,000	2,609,086
2.50%, 05/01/53 TBA	33,160,000	27,871,239
3.00%, 05/01/53 TBA	17,755,000	15,582,366
4.00%, 05/01/53 TBA	30,330,000	28,599,300
5.00%, 05/01/53 TBA	80,800,000	79,593,814
5.50%, 05/01/53 TBA	13,100,000	13,143,451
4.00%, 06/01/53 TBA	26,000,000	24,483,880
	Par	Value
4.50%, 06/01/53 TBA	$118,200,000	$113,897,451
5.00%, 06/01/53 TBA	75,534,000	74,347,414
5.50%, 06/01/53 TBA	68,170,000	68,326,874
5.50%, 04/01/54 TBA	21,000,000	21,100,005
6.00%, 05/01/54 TBA	34,600,000	35,229,553
6.50%, 04/01/55 TBA	6,000,000	6,207,960
6.50%, 06/01/55 TBA	82,208,964	84,978,047
UWM Mortgage Trust, Series 2021-INV2, Class A9
(Floating, U.S. 30-Day Average SOFR + 1.00%, 5.00% Cap), 4.67%, 09/25/51 144A †	1,684,676	1,582,796
UWM Mortgage Trust, Series 2021-INV3, Class A3
2.50%, 11/25/51 144A † γ	2,387,488	1,990,832
UWM Mortgage Trust, Series 2021-INV3, Class A9
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 4.62%, 11/25/51 144A †	1,716,007	1,610,369
UWM Mortgage Trust, Series 2021-INV4, Class A3
2.50%, 12/25/51 144A † γ	1,648,848	1,373,881
VDCM Commercial Mortgage Trust, Series 2025-AZ, Class A
5.23%, 07/13/44 144A † γ	600,000	600,464
Verus Securitization Trust, Series 2021-7, Class A1
(Step to 2.83% on 05/25/26), 1.83%, 10/25/66 144A STEP	2,628,974	2,413,652
Verus Securitization Trust, Series 2023-7, Class A3
(Step to 7.90% on 11/25/27), 7.42%, 10/25/68 144A STEP	492,452	496,081
Verus Securitization Trust, Series 2024-1, Class A3
(Step to 7.12% on 02/25/28), 6.12%, 01/25/69 144A STEP	439,238	440,586
Verus Securitization Trust, Series 2024-4, Class A1
(Step to 7.22% on 06/25/28), 6.22%, 06/25/69 144A STEP	1,106,169	1,115,914
Verus Securitization Trust, Series 2024-5, Class A1
(Step to 7.19% on 07/25/28), 6.19%, 06/25/69 144A STEP	1,326,473	1,338,858
Verus Securitization Trust, Series 2025-1, Class A1A
(Step to 6.62% on 02/25/29), 5.62%, 01/25/70 144A STEP	2,487,414	2,502,477
Verus Securitization Trust, Series 2025-2, Class A2
(Step to 6.51% on 04/25/29), 5.51%, 03/25/70 144A STEP	771,532	772,204
Verus Securitization Trust, Series 2025-7, Class A3
5.54%, 08/25/70 144A † γ	912,530	912,144

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Verus Securitization Trust, Series 2025-INV1, Class A1
(Step to 6.58% on 03/25/29), 5.55%, 02/25/70 144A STEP	$1,193,026	$1,199,372
Verus Securitization Trust, Series 2026-3, Class A3
(Step to 6.33% on 04/25/30), 6.75%, 03/25/71 144A ††† STEP	1,250,000	1,245,448
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR19, Class A7
5.66%, 02/25/33† γ	963	952
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 5.26%, 06/25/42†	1,908	1,813
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor, 10.50% Cap), 4.57%, 01/25/45†	338,556	328,590
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 4.37%, 10/25/45†	187,479	182,719
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
4.45%, 02/25/37† γ	80,617	72,578
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3
4.38%, 02/25/37† γ	51,304	48,017
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 4.62%, 04/25/47†	167,361	154,884
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 4.33%, 07/25/45†	163,503	159,906
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 4.37%, 07/25/45†	45,900	44,394
WB Commercial Mortgage Trust, Series 2024-HQ, Class B
6.42%, 03/15/40 144A † γ	1,900,000	1,902,038
	Par	Value
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
6.50%, 12/28/37† γ	$81,033	$74,421
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class D
3.25%, 01/15/60 144A	150,000	138,309
Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class ASB
3.16%, 06/15/52	193,138	189,652
Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A5
2.63%, 04/15/54	1,350,000	1,216,767
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class A
5.31%, 07/15/35 144A † γ	1,750,000	1,758,103
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class B
5.74%, 07/15/35 144A † γ	1,075,000	1,077,995
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1
3.50%, 07/25/49 144A † γ	22,510	20,601
WHARF Commercial Mortgage Trust, Series 2025-DC, Class A
5.35%, 07/15/40 144A † γ	1,425,000	1,458,060
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.53%, 11/10/36 144A	1,900,000	1,518,765
Total Mortgage-Backed Securities (Cost $1,425,516,659)		1,411,898,581
MUNICIPAL BONDS — 0.2%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	749,408
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	205,000	210,178
California Public Finance Authority Revenue Refunding Bonds, Children's Hospital Los Angeles (AG Insured)
5.40%, 11/15/31	250,000	255,343
California Statewide Communities Development Authority, Revenue Bond (AGM Insured)
7.14%, 08/15/47	1,165,000	1,223,515
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bond, Series A
6.90%, 12/01/40	615,137	687,417
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bond, Series B
6.90%, 12/01/40	262,338	293,164

	Par	Value
Florida State Board of Administration Finance Corporation, Revenue Bond, Series A
2.15%, 07/01/30	$235,000	$216,394
Idaho State Housing & Finance Association Single Family Mortgage Revenue Bond, Series D (GNMA, FNMA, FHLMC Insured)
6.01%, 07/01/45	950,000	963,695
Maryland State Economic Development Corporation, Revenue Bond
4.79%, 11/30/29	435,000	443,599
4.83%, 11/30/30	335,000	342,094
4.93%, 11/30/31	400,000	409,717
Metropolitan Transportation Authority, Revenue Bond
5.18%, 11/15/49	65,000	60,723
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	269,071
State of California, General Obligation
7.55%, 04/01/39	410,000	487,164
State of Illinois, General Obligation
5.10%, 06/01/33	353,382	360,106
6.63%, 02/01/35	342,692	359,010
7.35%, 07/01/35	332,143	357,262
Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bond (AGM Insured)
2.78%, 09/01/34	1,000,000	865,717
Total Municipal Bonds (Cost $8,719,583)		8,553,577

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Swaptions — 0.0%
Pay 1-Day SOFR (Annually); Receive 3.25% (Annually); Interest Rate Swap Maturing 12/30/2028 USD, Strike Price $3.25, Expires 12/28/26 (BOA)	1	$6,121,000	27,994
Pay 1-Day SOFR (Annually); Receive 3.25% (Annually); Interest Rate Swap Maturing 12/30/2028 USD, Strike Price $3.25, Expires 12/28/26 (BAR)	1	6,121,000	27,994
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.3% (Annually); Interest Rate Swap Maturing 09/29/2028 USD, Strike Price $3.30, Expires 09/25/26 (BNP)	1	$7,367,000	$27,388
Pay 1-Day SOFR (Annually); Receive 3.3% (Annually); Interest Rate Swap Maturing 09/29/2028 USD, Strike Price $3.30, Expires 09/25/26 (TD)	1	3,665,000	13,625
Pay 1-Day SOFR (Annually); Receive 3.35% (Annually); Interest Rate Swap Maturing 09/23/2031 USD, Strike Price $3.35, Expires 09/21/26 (TD)	1	4,981,000	34,117
Pay 1-Day SOFR (Annually); Receive 3.35% (Annually); Interest Rate Swap Maturing 09/23/2031 USD, Strike Price $3.35, Expires 09/21/26 (BNP)	1	4,981,000	34,117
Pay 1-Day SOFR (Annually); Receive 3.35% (Annually); Interest Rate Swap Maturing 09/23/2031 USD, Strike Price $3.35, Expires 09/21/26 (BAR)	1	4,981,000	34,117
Pay 1-Day SOFR (Annually); Receive 3.35% (Annually); Interest Rate Swap Maturing 09/23/2031 USD, Strike Price $3.35, Expires 09/21/26 (MSCS)	1	4,982,000	34,124

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.375% (Annually); Interest Rate Swap Maturing 12/29/2028 USD, Strike Price $3.38, Expires 12/24/26 (BOA)	1	$3,673,000	$20,101
Pay 1-Day SOFR (Annually); Receive 3.375% (Annually); Interest Rate Swap Maturing 12/29/2028 USD, Strike Price $3.38, Expires 12/24/26 (BAR)	1	3,672,000	20,095
Pay 1-Day SOFR (Annually); Receive 3.375% (Annually); Interest Rate Swap Maturing 12/30/2028 USD, Strike Price $3.38, Expires 12/28/26 (MSCS)	1	4,896,000	26,796
Pay 1-Day SOFR (Annually); Receive 3.375% (Annually); Interest Rate Swap Maturing 12/30/2028 USD, Strike Price $3.38, Expires 12/28/26 (MSCS)	1	6,121,000	33,500
Pay 1-Day SOFR (Annually); Receive 3.375% (Annually); Interest Rate Swap Maturing 12/30/2028 USD, Strike Price $3.38, Expires 12/28/26 (BAR)	1	6,121,000	33,500
Pay 1-Day SOFR (Annually); Receive 3.425% (Annually); Interest Rate Swap Maturing 09/28/2028 USD, Strike Price $3.43, Expires 09/24/26 (TD)	1	3,672,000	16,812
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.425% (Annually); Interest Rate Swap Maturing 09/28/2028 USD, Strike Price $3.43, Expires 09/24/26 (JPM)	1	$3,680,000	$16,849
Pay 1-Day SOFR (Annually); Receive 3.425% (Annually); Interest Rate Swap Maturing 09/28/2028 USD, Strike Price $3.43, Expires 09/24/26 (JPM)	1	3,680,000	16,849
Pay 1-Day SOFR (Annually); Receive 3.425% (Annually); Interest Rate Swap Maturing 09/30/2028 USD, Strike Price $3.43, Expires 09/28/26 (TD)	1	4,812,000	22,181
Pay 1-Day SOFR (Annually); Receive 3.425% (Annually); Interest Rate Swap Maturing 09/30/2028 USD, Strike Price $3.43, Expires 09/28/26 (CITI)	1	9,849,000	45,398
Pay 1-Day SONIA (Annually); Receive 3.4% (Annually); Interest Rate Swap Maturing 05/14/2028 GBP, Strike Price $3.40, Expires 05/14/26 (BAR)	1	15,860,000	3,632
Pay 1-Day SONIA (Annually); Receive 4.002% (Annually); Interest Rate Swap Maturing 06/30/2027 GBP, Strike Price $4.00, Expires 06/30/26 (BAR)	1	20,030,000	32,079

	Number of Contracts	Notional Amount	Value
Pay 1-Month IBOR (Annually); Receive 1.77125% (Annually); Interest Rate Swap Maturing 01/26/2030 JPY, Strike Price $1.77, Expires 01/24/28 (CITI)	1	$4,479,999,999	$122,325
Pay 6-Month EURIBOR (Semiannually); Receive 2.25% (Annually); Interest Rate Swap Maturing 05/04/2031 EUR, Strike Price $2.25, Expires 04/29/26 (BNP)	1	4,360,000	174
			643,767
Call Options — 0.0%
3-Month SOFR Future expiration date 03/2027, Strike Price $97.50, Expires 03/12/27 (BOA)	307	73,975,488	84,425
3-Month SOFR Future expiration date 09/2026, Strike Price $97.50, Expires 09/11/26 (BOA)	430	103,560,125	48,375
CBOE Volatility Index 04/2026, Strike Price $35.00, Expires 04/15/26 (BOA)	271	684,275	23,577
CBOE Volatility Index 04/2026, Strike Price $50.00, Expires 04/15/26 (BOA)	0	0	(9,214)
CBOE Volatility Index 05/2026, Strike Price $35.00, Expires 05/19/26 (BOA)	271	684,275	50,406
U.S. Dollar vs. Japanese Yen, Strike Price $123.50, Expires 05/20/26 (JPM)	1	617,000	0
U.S. Dollar vs. Japanese Yen, Strike Price $140.00, Expires 04/01/26 (BOA)	1	2,980,000	0
U.S. Dollar vs. South Korean Won, Strike Price $1,400.00, Expires 07/09/26 (BOA)	1	461,258	1,363
	Number of Contracts	Notional Amount	Value
U.S. Dollar vs. South Korean Won, Strike Price $1,400.00, Expires 07/09/26 (BOA)	1	$847,384	$2,505
U.S. Dollar vs. South Korean Won, Strike Price $1,400.00, Expires 07/13/26 (BOA)	1	691,358	2,124
			203,561
Put Swaptions — 0.0%
Pay 1.77125% (Annually); Receive 1-Month IBOR (Annually); Interest Rate Swap Maturing 01/26/2030 JPY, Strike Price $1.77, Expires 01/24/28 (CITI)	1	4,479,999,999	213,165
Pay 3.757% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/22/2027 USD, Strike Price $3.76, Expires 09/18/26 (MSCS)	1	122,100,000	275,848
Pay 3.757% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/22/2027 USD, Strike Price $3.76, Expires 09/18/26 (DEUT)	1	78,000,000	176,218
Pay 3.757% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/22/2027 USD, Strike Price $3.76, Expires 09/18/26 (MSCS)	1	700,000	1,581
			666,812
Total Purchased Options (Premiums paid $1,716,181)			1,514,140

	Par
U.S. TREASURY OBLIGATIONS — 21.4%
U.S. Treasury Bills
3.52%, 04/07/26Ω ‡‡	$105,000	104,937
3.49%, 04/21/26Ω	87,300,000	87,124,284
3.57%, 04/28/26Ω ‡‡	300,000	299,184

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.41%, 07/09/26Ω Δ	$5,794,000	$5,736,640
3.39%, 07/16/26Ω Δ	3,182,000	3,148,473
3.47%, 07/30/26Ω	4,993,000	4,933,230
3.52%, 09/03/26Ω	2,383,000	2,346,268
3.57%, 09/17/26Ω	4,424,000	4,349,478
		108,042,494
U.S. Treasury Bonds
4.25%, 05/15/39	4,300,000	4,175,535
4.38%, 11/15/39‡‡	200,000	195,156
1.38%, 11/15/40Δ	32,300,000	20,816,467
1.88%, 02/15/41Δ	31,740,000	22,000,407
4.75%, 02/15/41‡‡ Δ	9,130,000	9,183,496
2.25%, 05/15/41	1,700,000	1,239,506
1.75%, 08/15/41‡‡ Δ	34,800,000	23,277,258
2.00%, 11/15/41Δ	13,140,000	9,091,751
3.13%, 11/15/41	3,580,000	2,930,845
2.38%, 02/15/42‡‡	2,800,000	2,041,484
3.25%, 05/15/42Δ	6,900,000	5,687,379
2.75%, 08/15/42‡‡	10,430,000	7,979,765
2.75%, 11/15/42Δ	7,050,000	5,364,885
2.88%, 05/15/43Δ	3,200,000	2,458,750
4.75%, 11/15/43Δ	5,960,000	5,890,156
3.63%, 02/15/44	5,700,000	4,843,664
3.38%, 05/15/44‡‡	3,200,000	2,616,375
4.63%, 05/15/44Δ	14,760,000	14,319,218
3.13%, 08/15/44Δ	4,800,000	3,764,438
4.13%, 08/15/44	10,535,000	9,560,718
3.00%, 11/15/44‡‡	500,000	383,008
4.75%, 02/15/45Δ	11,609,000	11,409,924
5.00%, 05/15/45	7,550,000	7,650,274
2.88%, 08/15/45‡‡ Δ	700,000	519,941
4.88%, 08/15/45‡‡ Δ	2,124,000	2,117,528
4.63%, 11/15/45	27,082,000	26,125,667
4.63%, 02/15/46Δ	76,601,000	73,854,136
3.13%, 05/15/48	3,340,000	2,514,524
3.00%, 08/15/48Δ	11,300,000	8,296,231
3.38%, 11/15/48Δ	3,220,000	2,524,304
3.00%, 02/15/49‡‡	4,000,000	2,922,656
2.88%, 05/15/49	9,580,000	6,813,775
2.25%, 08/15/49Δ	5,000,000	3,111,133
2.38%, 11/15/49‡‡ Δ	3,800,000	2,422,055
1.38%, 08/15/50Δ	4,900,000	2,397,076
1.63%, 11/15/50Δ	9,200,000	4,801,969
1.88%, 11/15/51Δ	3,200,000	1,758,875
4.75%, 11/15/53Δ	1,130,000	1,099,013
4.25%, 08/15/54‡‡	9,153,000	8,199,801
4.75%, 02/15/56	500,000	487,734
		326,846,877
U.S. Treasury Inflationary Index Bonds
1.50%, 02/15/53	15,290,211	11,733,518
	Par	Value
2.38%, 02/15/55Δ	$2,710,872	$2,522,249
		14,255,767
U.S. Treasury Inflationary Index Notes
0.63%, 07/15/32Δ	20,597,696	19,440,719
1.13%, 01/15/33Δ	14,959,030	14,412,649
1.38%, 07/15/33	353,410	345,594
1.75%, 01/15/34‡‡ Δ	7,724,203	7,694,536
1.88%, 07/15/34Δ	10,987,430	11,045,621
2.13%, 01/15/35	6,420,825	6,531,331
1.88%, 07/15/35‡‡ Δ	13,953,249	13,889,380
1.88%, 01/15/36	5,993,993	5,915,692
		79,275,522
U.S. Treasury Notes
4.63%, 06/15/27	7,640,000	7,712,670
3.75%, 06/30/27‡‡	1,790,000	1,788,776
2.75%, 02/15/28‡‡	1,400,000	1,373,367
1.25%, 03/31/28‡‡	510,000	485,078
1.13%, 08/31/28	19,910,000	18,685,068
4.63%, 09/30/28‡‡ Δ	1,000,000	1,019,258
4.13%, 11/30/29Δ	1,060,000	1,068,882
4.25%, 01/31/30Δ	6,500,000	6,582,773
4.00%, 03/31/30‡‡ Δ	2,200,000	2,208,164
3.88%, 04/30/30‡‡ Δ	13,520,000	13,506,797
0.63%, 05/15/30Δ	37,760,000	33,081,300
3.75%, 06/30/30Δ	9,990,000	9,927,367
3.88%, 06/30/30Δ	8,662,000	8,649,650
3.50%, 11/30/30Δ	8,697,000	8,537,668
3.63%, 12/31/30	9,000,000	8,878,535
4.13%, 03/31/31Δ	17,280,000	17,404,875
4.63%, 04/30/31	1,730,000	1,781,630
4.00%, 04/30/32‡‡ Δ	10,500,000	10,462,471
3.38%, 05/15/33‡‡	2,000,000	1,905,547
3.88%, 08/15/34Δ	11,110,000	10,828,995
4.25%, 11/15/34‡‡	6,300,000	6,299,385
4.25%, 05/15/35Δ	22,870,000	22,813,272
4.25%, 08/15/35Δ	14,480,000	14,427,962
4.00%, 11/15/35	6,355,000	6,199,600
		215,629,090
U.S. Treasury Strips
3.27%, 11/15/29Ω	7,660,800	6,659,545
3.26%, 08/15/30Ω	1,540,000	1,297,397
3.27%, 11/15/30Ω	1,540,000	1,284,060
3.92%, 08/15/31Ω	3,810,000	3,073,329
3.72%, 11/15/31Ω	5,260,000	4,196,328
3.26%, 05/15/32Ω	3,306,100	2,580,161
3.21%, 08/15/33Ω	1,540,000	1,132,335
3.68%, 08/15/35Ω	2,900,000	1,929,164
2.22%, 02/15/40Ω ‡‡ Δ	2,790,000	1,431,859
2.18%, 08/15/41Ω	1,080,000	506,421

	Par	Value
2.26%, 05/15/52Ω ‡‡	$31,750,000	$8,562,453
2.57%, 05/15/55Ω	9,455,000	2,246,801
		34,899,853
Total U.S. Treasury Obligations (Cost $801,390,859)		778,949,603

	Shares
PREFERRED STOCKS — 0.0%
American National Group, Inc.
7.38%	12,000	283,200
Citigroup, Inc.
0.00%*	8,600	211,990
Jackson Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 8.00%†	6,000	149,700
NextEra Energy Capital Holdings, Inc.
6.50%, 06/01/85	10,400	259,012
NextEra Energy Capital Holdings, Inc. (New York Exchange)
0.00%*	17,750	443,040
Total Preferred Stocks (Cost $1,368,061)		1,346,942
MONEY MARKET FUNDS — 3.8%
Northern Institutional Liquid Assets Portfolio (Shares), 3.70%Ø §	35,972,980	35,972,980
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø ∞	104,194,629	104,194,629
Total Money Market Funds (Cost $140,167,609)		140,167,609

	Par
REPURCHASE AGREEMENTS — 16.5%
Citigroup Global Markets, Inc.
3.69% (dated 03/31/26, due 04/02/26, repurchase price $277,756,929, collateralized by U.S. Treasury Notes, 4.375%, due 11/30/28, total market value $279,315,083)	$277,700,000	277,700,000

3.72% (dated 03/31/26, due 04/01/26, repurchase price $190,419,675, collateralized by U.S. Treasury Bills, 0.000%, due 07/28/26, total market value $194,288,671)	190,400,000	190,400,000
Wells Fargo Bank, N.A.
3.71% (dated 03/31/26, due 04/01/26, repurchase price $132,727,351, collateralized by U.S. Treasury Notes, 3.500%, due 10/31/27, total market value $135,498,082)	132,700,000	132,700,000
Total Repurchase Agreements (Cost $600,800,000)		600,800,000
TOTAL INVESTMENTS — 129.6% (Cost $4,778,818,319)		4,728,727,430

	Number of Contracts	Notional Amount	Value
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 05/2026, Strike Price $110.00, Expires 04/24/26 (MSCS)	(11)	$(1,221,517)	$(3,953)
10-Year U.S. Treasury Note Future expiration date 05/2026, Strike Price $113.00, Expires 04/24/26 (MSCS)	(11)	(1,221,517)	(1,547)
3-Month SOFR Future expiration date 03/2027, Strike Price $98.00, Expires 03/12/27 (BOA)	(307)	(73,975,488)	(53,725)
3-Month SOFR Future expiration date 09/2026, Strike Price $98.00, Expires 09/11/26 (BOA)	(430)	(103,560,125)	(34,938)
CBOE Volatility Index 05/2026, Strike Price $19.00, Expires 05/19/26 (BOA)	(271)	(684,275)	(28,083)
CBOE Volatility Index 05/2026, Strike Price $19.00, Expires 05/19/26 (BOA)	(1)	(13,600)	(14,691)
CBOE Volatility Index 05/2026, Strike Price $50.00, Expires 05/19/26 (BOA)	(271)	(684,275)	(25,745)
Euro-Bund, Strike Price $125.50, Expires 04/24/26 (MSCS)	(6)	(692,580)	(6,311)
Euro-Bund, Strike Price $128.00, Expires 04/24/26 (MSCS)	(6)	(692,580)	(763)
U.S. Dollar vs. Japanese Yen, Strike Price $157.70, Expires 04/24/26 (UBS)	(1)	(25,001)	(289)
U.S. Dollar vs. Japanese Yen, Strike Price $157.70, Expires 04/24/26 (MSCS)	(1)	(5,526,999)	(63,975)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
U.S. Dollar vs. South Korean Won, Strike Price $1,350.00, Expires 07/09/26 (BOA)	(1)	$(847,384)	$(655)
U.S. Dollar vs. South Korean Won, Strike Price $1,350.00, Expires 07/09/26 (BOA)	(1)	(461,258)	(356)
U.S. Dollar vs. South Korean Won, Strike Price $1,350.00, Expires 07/13/26 (BOA)	(1)	(691,358)	(563)
(235,594)
Call Swaptions — (0.0)%
Pay 2.586% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 05/04/2056 EUR, Strike Price $2.59, Expires 04/29/26 (BNP)	(1)	(1,010,000)	(267)
Pay 2.64% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/17/2028 USD, Strike Price $2.64, Expires 08/13/26 (MSCS)	(1)	(4,427,500)	(3,665)
Pay 2.64% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/17/2028 USD, Strike Price $2.64, Expires 08/13/26 (BNP)	(1)	(4,427,500)	(3,665)
Pay 2.685% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/18/2028 USD, Strike Price $2.69, Expires 08/14/26 (TD)	(1)	(5,060,000)	(4,614)
Pay 2.685% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/18/2028 USD, Strike Price $2.69, Expires 08/14/26 (BNP)	(1)	(5,060,000)	(4,614)
	Number of Contracts	Notional Amount	Value
Pay 2.71% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/21/2028 USD, Strike Price $2.71, Expires 08/19/26 (BNP)	(1)	$(3,162,500)	$(3,168)
Pay 2.71% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/21/2028 USD, Strike Price $2.71, Expires 08/19/26 (BAR)	(1)	(3,162,500)	(3,168)
Pay 2.85% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/23/2031 USD, Strike Price $2.85, Expires 09/21/26 (TD)	(1)	(4,981,000)	(11,281)
Pay 2.85% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/23/2031 USD, Strike Price $2.85, Expires 09/21/26 (BNP)	(1)	(4,981,000)	(11,281)
Pay 2.85% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/23/2031 USD, Strike Price $2.85, Expires 09/21/26 (BAR)	(1)	(4,981,000)	(11,281)
Pay 2.85% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/23/2031 USD, Strike Price $2.85, Expires 09/21/26 (MSCS)	(1)	(4,982,000)	(11,284)
Pay 3.62% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 04/22/2036 USD, Strike Price $3.62, Expires 04/20/26 (BOA)	(1)	(700,000)	(676)

	Number of Contracts	Notional Amount	Value
Pay 3.695% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 04/29/2036 USD, Strike Price $3.70, Expires 04/27/26 (GSC)	(1)	$(2,000,000)	$(5,355)
Pay 3.8925% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 05/14/2036 GBP, Strike Price $3.89, Expires 05/14/26 (BAR)	(1)	(3,690,000)	(5,471)
(79,790)
Put Swaptions — (0.0)%
Pay 1-Day SOFR (Annually); Receive 3.64% (Annually); Interest Rate Swap Maturing 08/17/2028 USD, Strike Price $3.64, Expires 08/13/26 (BNP)	(1)	(4,427,500)	(20,247)
Pay 1-Day SOFR (Annually); Receive 3.64% (Annually); Interest Rate Swap Maturing 08/17/2028 USD, Strike Price $3.64, Expires 08/13/26 (MSCS)	(1)	(4,427,500)	(20,247)
Pay 1-Day SOFR (Annually); Receive 3.685% (Annually); Interest Rate Swap Maturing 08/18/2028 USD, Strike Price $3.69, Expires 08/14/26 (BNP)	(1)	(5,060,000)	(21,221)
Pay 1-Day SOFR (Annually); Receive 3.685% (Annually); Interest Rate Swap Maturing 08/18/2028 USD, Strike Price $3.69, Expires 08/14/26 (TD)	(1)	(5,060,000)	(21,221)
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.71% (Annually); Interest Rate Swap Maturing 08/21/2028 USD, Strike Price $3.71, Expires 08/19/26 (BNP)	(1)	$(3,162,500)	$(12,854)
Pay 1-Day SOFR (Annually); Receive 3.71% (Annually); Interest Rate Swap Maturing 08/21/2028 USD, Strike Price $3.71, Expires 08/19/26 (BAR)	(1)	(3,162,500)	(12,854)
Pay 1-Day SOFR (Annually); Receive 3.9% (Annually); Interest Rate Swap Maturing 04/22/2036 USD, Strike Price $3.90, Expires 04/20/26 (BOA)	(1)	(700,000)	(4,099)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 09/28/2028 USD, Strike Price $3.95, Expires 09/24/26 (JPM)	(1)	(3,680,000)	(10,639)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 09/28/2028 USD, Strike Price $3.95, Expires 09/24/26 (TD)	(1)	(3,672,000)	(10,616)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 09/28/2028 USD, Strike Price $3.95, Expires 09/24/26 (JPM)	(1)	(3,680,000)	(10,639)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 09/28/2028 USD, Strike Price $3.95, Expires 09/24/26 (CITI)	(1)	$(9,849,000)	$(28,474)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 09/29/2028 USD, Strike Price $3.95, Expires 09/25/26 (BNP)	(1)	(7,367,000)	(21,381)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 09/29/2028 USD, Strike Price $3.95, Expires 09/25/26 (TD)	(1)	(3,665,000)	(10,637)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 09/30/2028 USD, Strike Price $3.95, Expires 09/28/26 (TD)	(1)	(4,812,000)	(14,032)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 12/29/2028 USD, Strike Price $3.95, Expires 12/24/26 (BAR)	(1)	(3,672,000)	(13,908)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 12/29/2028 USD, Strike Price $3.95, Expires 12/24/26 (BOA)	(1)	(3,673,000)	(13,912)
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 12/30/2028 USD, Strike Price $3.95, Expires 12/28/26 (BAR)	(1)	$(6,121,000)	$(23,189)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 12/30/2028 USD, Strike Price $3.95, Expires 12/28/26 (BOA)	(1)	(6,121,000)	(23,189)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 12/30/2028 USD, Strike Price $3.95, Expires 12/28/26 (MSCS)	(1)	(4,896,000)	(18,549)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 12/30/2028 USD, Strike Price $3.95, Expires 12/28/26 (MSCS)	(1)	(6,121,000)	(23,189)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 12/30/2028 USD, Strike Price $3.95, Expires 12/28/26 (BAR)	(1)	(6,121,000)	(23,189)
Pay 1-Day SOFR (Annually); Receive 4.055% (Annually); Interest Rate Swap Maturing 04/29/2036 USD, Strike Price $4.06, Expires 04/27/26 (GSC)	(1)	(2,000,000)	(5,759)

	Number of Contracts	Notional Amount	Value
Pay 1-Day SONIA (Annually); Receive 4.9% (Annually); Interest Rate Swap Maturing 06/30/2027 GBP, Strike Price $4.90, Expires 06/30/26 (BAR)	(1)	$(20,030,000)	$(32,079)
(396,124)
Total Written Options (Premiums received $ (970,737))			(711,508)

Par
TBA SALE COMMITMENTS — (0.1)%
Government National Mortgage Association 4.00%, 04/01/55 TBA	$(1,000,000)	(936,889)
	Par	Value
Uniform Mortgage Backed Securities 3.50%, 06/01/53 TBA	$(100,000)	$(91,477)
Uniform Mortgage Backed Securities 6.00%, 04/01/54 TBA	(1,000,000)	(1,019,484)
Government National Mortgage Association 3.00%, 04/01/55 TBA	(2,000,000)	(1,785,812)
Government National Mortgage Association 3.50%, 04/01/55 TBA	(1,000,000)	(917,368)
Total TBA Sale Commitments (Proceeds $(4,776,352))		(4,751,030)
Liabilities in Excess of Other Assets — (29.5)%		(1,075,599,458)
NET ASSETS — 100.0%		$3,647,665,434
Futures Contracts outstanding at March 31, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	06/2026	6	$800,519	$(12,623)
Euro-Bund	06/2026	(179)	(25,942,836)	694,145
Euro-OAT	06/2026	2	274,376	(4,443)
Euro-Schatz	06/2026	459	56,104,096	(297,437)
10-Year Japanese Treasury Bond	06/2026	(12)	(9,852,998)	118,916
3-Month CME SOFR	06/2026	116	27,934,250	(110,200)
10-Year U.S. Treasury Note	06/2026	1,669	185,337,234	(2,750,875)
U.S. Treasury Long Bond	06/2026	370	42,133,750	(356,025)
Ultra 10-Year U.S. Treasury Note	06/2026	(940)	(106,704,687)	678,697
Ultra Long U.S. Treasury Bond	06/2026	588	68,538,750	(1,933,924)
10-Year Bond	06/2026	43	3,709,604	(76,267)
Long GILT	06/2026	36	4,183,159	(243,390)
2-Year U.S. Treasury Note	06/2026	1,425	295,609,570	(2,013,919)
5-Year U.S. Treasury Note	06/2026	3,567	385,876,945	(4,482,759)
3-Month CME SOFR	09/2026	116	27,937,150	(118,900)
3-Month Euro-Euribor	12/2026	400	112,325,511	(365,750)
3-Month CME SOFR	03/2027	(151)	(36,377,787)	199,481
3-Month SONIA SO3	03/2027	221	69,940,485	(704,913)
3-Month SONIA SO3	06/2027	197	62,345,139	91,645
3-Month CME SOFR	03/2028	151	36,464,613	(149,200)
Total Futures Contracts outstanding at March 31, 2026			$1,200,636,843	$(11,837,741)
Forward Foreign Currency Contracts outstanding at March 31, 2026:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/22/26	U.S. Dollars	19,112,989	Euro	16,145,415	UBS	$404,953
04/02/26	U.S. Dollars	15,291,807	Euro	12,934,036	BNP	342,001

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/02/26	Brazilian Reals	143,920,549	U.S. Dollars	27,495,967	GSC	$288,728
04/02/26	U.S. Dollars	16,032,766	Canadian Dollars	21,919,437	BOA	275,857
06/17/26	U.S. Dollars	9,666,000	Canadian Dollars	13,107,413	BNP	211,256
04/02/26	U.S. Dollars	5,282,146	New Zealand Dollars	8,835,000	SC	205,113
04/02/26	Brazilian Reals	61,157,957	U.S. Dollars	11,604,598	BNP	202,299
05/13/26	U.S. Dollars	4,632,443	Japanese Yen	703,598,991	SS	181,706
06/02/26	Brazilian Reals	34,719,908	U.S. Dollars	6,451,771	GSC	158,548
04/02/26	U.S. Dollars	7,426,501	Singapore Dollars	9,359,181	JPM	147,057
04/02/26	Brazilian Reals	34,200,000	U.S. Dollars	6,474,111	JPM	128,397
04/02/26	U.S. Dollars	3,859,893	Australian Dollars	5,433,283	HSBC	111,199
06/17/26	U.S. Dollars	4,851,000	New Zealand Dollars	8,234,344	WB	106,019
07/02/26	Brazilian Reals	36,221,351	U.S. Dollars	6,742,519	BNP	104,036
04/02/26	U.S. Dollars	2,402,243	Swiss Francs	1,848,649	BAR	90,276
06/17/26	U.S. Dollars	6,274,956	British Pounds	4,679,576	BNP	82,571
05/04/26	U.S. Dollars	16,999,617	Canadian Dollars	23,503,586	SC	78,632
06/17/26	U.S. Dollars	4,812,000	Canadian Dollars	6,564,328	JPM	76,966
04/07/26	U.S. Dollars	4,407,514	Indian Rupees	411,927,161	CITI	57,880
05/04/26	U.S. Dollars	9,382,684	Singapore Dollars	11,958,606	DEUT	57,592
06/17/26	U.S. Dollars	1,564,134	Peruvian Nuevo Soles	5,268,784	GSC	56,414
06/17/26	U.S. Dollars	2,908,000	British Pounds	2,162,931	SS	45,839
04/10/26	U.S. Dollars	2,096,790	Indian Rupees	194,225,616	CITI	44,574
06/17/26	U.S. Dollars	1,937,000	Australian Dollars	2,753,251	JPM	39,605
04/02/26	U.S. Dollars	1,160,824	Canadian Dollars	1,570,000	SC	32,221
07/15/26	U.S. Dollars	865,339	Peruvian Nuevo Soles	2,923,376	BOA	29,926
04/16/26	U.S. Dollars	955,268	Thai Baht	30,503,622	BNP	29,096
04/02/26	U.S. Dollars	959,961	New Zealand Dollars	1,623,000	BNP	27,304
06/02/26	Brazilian Reals	11,977,749	U.S. Dollars	2,254,071	BNP	26,371
04/20/26	U.S. Dollars	719,700	Thai Baht	22,868,631	HSBC	25,111
04/15/26	U.S. Dollars	428,899	South Korean Won	627,655,320	HSBC	15,210
06/10/26	U.S. Dollars	1,579,067	Israeli Shekels	4,907,000	JPM	14,997
04/20/26	U.S. Dollars	1,386,253	South African Rand	23,255,981	JPM	14,062
04/06/26	U.S. Dollars	778,825	Israeli Shekels	2,404,792	BNP	13,815
04/13/26	U.S. Dollars	783,726	Israeli Shekels	2,421,380	DEUT	13,205
04/07/26	U.S. Dollars	700,366	Indian Rupees	65,174,011	DEUT	12,179
07/02/26	Brazilian Reals	6,245,017	U.S. Dollars	1,168,352	GSC	12,080
04/02/26	U.S. Dollars	2,105,027	Singapore Dollars	2,691,000	GSC	12,003
06/10/26	U.S. Dollars	736,403	Israeli Shekels	2,274,335	UBS	11,476
04/02/26	U.S. Dollars	681,274	Australian Dollars	971,000	CITI	11,333
04/02/26	U.S. Dollars	582,370	Japanese Yen	90,649,850	HSBC	11,185
04/14/26	U.S. Dollars	6,231,542	Euro	5,378,000	JPM	10,961
06/17/26	Euro	1,655,000	Australian Dollars	2,769,899	MLIB	10,958
08/18/26	U.S. Dollars	2,091,127	Indian Rupees	198,942,455	BNP	10,883
04/02/26	U.S. Dollars	1,029,710	British Pounds	770,000	HSBC	10,538
04/06/26	U.S. Dollars	783,731	Israeli Shekels	2,430,601	DEUT	10,511
06/17/26	U.S. Dollars	688,887	Israeli Shekels	2,128,051	BOA	10,481
05/22/26	Euro	1,312,444	U.S. Dollars	1,510,905	BNP	9,852
04/15/26	U.S. Dollars	541,434	Polish Zloty	1,973,487	JPM	9,826
04/07/26	U.S. Dollars	462,193	Danish Kroner	2,924,419	HSBC	9,679
04/20/26	U.S. Dollars	279,537	South African Rand	4,574,525	BAR	9,623
06/10/26	U.S. Dollars	487,185	Israeli Shekels	1,499,148	BAR	9,343
04/02/26	Brazilian Reals	3,800,000	U.S. Dollars	724,500	BOA	9,112
04/13/26	U.S. Dollars	837,263	Israeli Shekels	2,602,800	GSC	9,011
06/17/26	U.S. Dollars	412,053	Israeli Shekels	1,264,731	UBS	8,867
04/24/26	Indian Rupees	100,962,614	U.S. Dollars	1,061,636	DEUT	8,406
04/15/26	Mexican Pesos	5,641,797	U.S. Dollars	306,021	GSC	8,364
04/10/26	U.S. Dollars	260,000	Thai Baht	8,303,048	UBS	8,026

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/02/26	U.S. Dollars	579,474	Swedish Kronor	5,415,000	HSBC	$7,466
04/10/26	Mexican Pesos	4,650,088	U.S. Dollars	251,824	GSC	7,407
06/10/26	U.S. Dollars	402,753	Israeli Shekels	1,240,741	BOA	7,276
05/07/26	Japanese Yen	169,600,000	U.S. Dollars	1,065,478	SC	6,897
04/15/26	Mexican Pesos	4,396,203	U.S. Dollars	238,180	HSBC	6,795
04/17/26	U.S. Dollars	370,000	Thai Baht	11,965,564	BNP	6,662
04/07/26	U.S. Dollars	908,363	Indian Rupees	85,404,289	JPM	6,559
04/13/26	Mexican Pesos	4,289,087	U.S. Dollars	232,890	GSC	6,156
04/07/26	U.S. Dollars	574,792	Indian Rupees	53,972,969	BOA	4,879
06/17/26	U.S. Dollars	227,204	Israeli Shekels	698,004	JPM	4,686
04/10/26	U.S. Dollars	240,000	South Korean Won	358,319,232	CITI	4,573
04/02/26	U.S. Dollars	149,437	Australian Dollars	210,000	BNP	4,547
04/20/26	U.S. Dollars	551,969	Thai Baht	18,025,004	BNP	4,495
04/15/26	U.S. Dollars	119,576	South Korean Won	174,989,603	BOA	4,240
04/10/26	Mexican Pesos	2,714,912	U.S. Dollars	147,233	JPM	4,116
04/07/26	Turkish Lira	7,614,804	U.S. Dollars	165,750	BAR	4,013
05/05/26	Brazilian Reals	3,359,465	U.S. Dollars	640,000	BNP	4,005
04/09/26	Mexican Pesos	2,682,322	U.S. Dollars	145,715	JPM	3,830
06/17/26	U.S. Dollars	717,625	Thai Baht	23,390,443	DEUT	3,815
06/17/26	U.S. Dollars	571,614	Mexican Pesos	10,247,000	BOA	3,789
04/15/26	U.S. Dollars	427,427	Polish Zloty	1,572,758	UBS	3,766
06/17/26	U.S. Dollars	632,958	Mexican Pesos	11,355,000	JPM	3,735
04/15/26	U.S. Dollars	79,965	Polish Zloty	283,000	MSCS	3,732
04/07/26	Norwegian Kroner	3,307,626	U.S. Dollars	338,030	HSBC	3,554
06/10/26	U.S. Dollars	181,403	Israeli Shekels	559,298	CITI	3,131
04/02/26	U.S. Dollars	157,767	Japanese Yen	24,554,161	MSCS	3,051
04/02/26	U.S. Dollars	171,943	Swedish Kronor	1,600,000	CITI	2,929
04/07/26	U.S. Dollars	69,616	Indian Rupees	6,349,915	GSC	2,566
04/13/26	Mexican Pesos	1,717,913	U.S. Dollars	93,208	BOA	2,538
06/17/26	U.S. Dollars	255,795	Thai Baht	8,303,048	CITI	2,410
04/16/26	U.S. Dollars	62,823	Thai Baht	2,000,222	SC	2,091
06/10/26	U.S. Dollars	229,031	Indonesian Rupiahs	3,861,371,048	GSC	2,025
05/04/26	Indonesian Rupiahs	13,957,764,883	U.S. Dollars	819,993	BNP	1,882
04/27/26	U.S. Dollars	278,000	South Korean Won	416,192,472	BNP	1,618
04/15/26	U.S. Dollars	425,947	Polish Zloty	1,575,315	BOA	1,597
04/24/26	Indian Rupees	172,635,490	U.S. Dollars	1,828,136	CITI	1,524
04/07/26	U.S. Dollars	157,001	Norwegian Kroner	1,505,808	HSBC	1,493
04/06/26	Turkish Lira	3,422,643	U.S. Dollars	75,109	BAR	1,297
04/08/26	Turkish Lira	2,459,270	U.S. Dollars	53,559	BAR	1,194
06/02/26	Brazilian Reals	609,961	U.S. Dollars	114,998	BOA	1,132
04/02/26	U.S. Dollars	613,332	Euro	530,000	CITI	731
05/20/26	U.S. Dollars	10,172	Thai Baht	314,058	HSBC	611
04/20/26	U.S. Dollars	10,862	Thai Baht	338,317	CITI	586
06/10/26	Indonesian Rupiahs	5,626,425,095	U.S. Dollars	330,227	BNP	545
06/17/26	U.S. Dollars	94,884	Mexican Pesos	1,702,807	UBS	525
04/20/26	U.S. Dollars	547,042	South African Rand	9,264,000	BNP	431
05/07/26	Chinese Offshore Yuan	564,180	U.S. Dollars	81,732	JPM	413
04/21/26	Turkish Lira	11,419,608	U.S. Dollars	249,461	BAR	372
04/20/26	Turkish Lira	6,867,752	U.S. Dollars	150,082	BAR	372
05/07/26	Chinese Offshore Yuan	536,212	U.S. Dollars	77,724	DEUT	349
04/10/26	South Korean Won	167,096,937	U.S. Dollars	109,439	SC	349
04/07/26	U.S. Dollars	29,175	Norwegian Kroner	279,319	BAR	329
04/13/26	U.S. Dollars	78,321	Taiwan Dollars	2,497,329	CITI	321
04/02/26	U.S. Dollars	14,252	Japanese Yen	2,216,194	BOA	288
04/10/26	Indonesian Rupiahs	5,610,561,000	U.S. Dollars	330,000	BAR	238
04/02/26	U.S. Dollars	12,894	Canadian Dollars	17,634	CITI	217

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/13/26	Taiwan Dollars	2,517,435	U.S. Dollars	78,439	BNP	$188
04/02/26	Chinese Offshore Yuan	2,114,000	U.S. Dollars	306,752	CITI	174
06/17/26	U.S. Dollars	343,206	Thai Baht	11,240,683	GSC	172
04/09/26	Turkish Lira	3,381,888	U.S. Dollars	75,041	BAR	153
04/02/26	U.S. Dollars	100,317	Chinese Offshore Yuan	690,000	BNP	138
04/02/26	Chinese Offshore Yuan	689,000	U.S. Dollars	99,919	BOA	115
04/15/26	South Korean Won	124,255,727	U.S. Dollars	81,791	BNP	106
04/14/26	Euro	49,000	U.S. Dollars	56,616	TD	61
05/04/26	U.S. Dollars	12,226	Singapore Dollars	15,604	BNP	58
04/27/26	Indonesian Rupiahs	7,422,896,949	U.S. Dollars	437,066	BNP	54
04/17/26	Taiwan Dollars	961,634	U.S. Dollars	30,000	BNP	21
Subtotal Appreciation						$4,134,921
05/04/26	U.S. Dollars	11,435	Singapore Dollars	14,665	HSBC	$— Φ
04/02/26	Singapore Dollars	14,697	U.S. Dollars	11,435	HSBC	(4)
06/02/26	U.S. Dollars	516	Brazilian Reals	2,743	GSC	(6)
04/13/26	U.S. Dollars	81,791	South Korean Won	124,262,270	BNP	(8)
05/04/26	U.S. Dollars	11,680	Singapore Dollars	15,002	BNP	(18)
06/17/26	U.S. Dollars	58,105	Thai Baht	1,905,030	GSC	(31)
04/20/26	Thai Baht	33,215	U.S. Dollars	1,048	BNP	(40)
06/17/26	U.S. Dollars	73,942	Mexican Pesos	1,335,193	HSBC	(46)
05/04/26	U.S. Dollars	15,021	Singapore Dollars	19,334	JPM	(55)
04/02/26	Singapore Dollars	15,639	U.S. Dollars	12,226	BNP	(62)
05/04/26	Canadian Dollars	28,893	U.S. Dollars	20,863	BAR	(62)
04/14/26	Euro	10,000	U.S. Dollars	11,628	UBS	(62)
04/10/26	U.S. Dollars	330,227	Indonesian Rupiahs	5,613,523,116	BNP	(185)
04/02/26	U.S. Dollars	99,836	Chinese Offshore Yuan	689,000	CITI	(198)
05/05/26	Thai Baht	5,318,222	U.S. Dollars	162,000	BNP	(272)
04/21/26	U.S. Dollars	150,082	Turkish Lira	6,873,906	BAR	(302)
04/15/26	U.S. Dollars	164,115	Polish Zloty	610,791	BNP	(417)
04/23/26	South Korean Won	89,944,208	U.S. Dollars	60,000	BNP	(420)
04/13/26	Taiwan Dollars	2,547,753	U.S. Dollars	80,000	BNP	(425)
04/20/26	South Korean Won	91,213,292	U.S. Dollars	60,765	BNP	(457)
04/16/26	Taiwan Dollars	2,867,633	U.S. Dollars	90,000	BNP	(465)
04/17/26	South Korean Won	44,730,684	U.S. Dollars	30,000	BNP	(481)
04/02/26	U.S. Dollars	293,810	Chinese Offshore Yuan	2,027,000	BOA	(485)
04/13/26	Indonesian Rupiahs	1,599,483,440	U.S. Dollars	94,672	GSC	(518)
04/02/26	U.S. Dollars	189,951	Chinese Offshore Yuan	1,312,000	JPM	(535)
04/29/26	U.S. Dollars	37,537	Turkish Lira	1,760,485	BAR	(559)
04/24/26	U.S. Dollars	37,462	Turkish Lira	1,747,228	BAR	(607)
04/15/26	U.S. Dollars	109,439	South Korean Won	167,076,144	SC	(681)
04/13/26	Taiwan Dollars	7,689,080	U.S. Dollars	240,936	SC	(781)
06/10/26	Israeli Shekels	441,000	U.S. Dollars	141,384	BOA	(819)
04/20/26	Taiwan Dollars	13,110,955	U.S. Dollars	410,000	BNP	(827)
04/30/26	U.S. Dollars	56,277	Turkish Lira	2,643,331	BAR	(845)
04/02/26	Chinese Offshore Yuan	1,897,000	U.S. Dollars	276,282	GSC	(861)
04/02/26	Chinese Offshore Yuan	1,121,270	U.S. Dollars	163,656	DEUT	(862)
04/17/26	U.S. Dollars	56,281	Turkish Lira	2,597,847	BAR	(863)
04/22/26	U.S. Dollars	56,305	Turkish Lira	2,619,309	BAR	(921)
04/23/26	Taiwan Dollars	13,109,621	U.S. Dollars	410,000	BNP	(1,008)
04/07/26	U.S. Dollars	156,432	Norwegian Kroner	1,525,000	CITI	(1,057)
04/23/26	U.S. Dollars	250,000	Thai Baht	8,264,597	BNP	(1,085)
04/02/26	U.S. Dollars	114,998	Brazilian Reals	601,957	BOA	(1,213)
04/13/26	U.S. Dollars	75,041	Turkish Lira	3,448,434	BAR	(1,223)
04/09/26	U.S. Dollars	75,041	Turkish Lira	3,430,049	BAR	(1,224)
04/17/26	Indonesian Rupiahs	6,603,861,147	U.S. Dollars	390,000	BNP	(1,224)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/03/26	U.S. Dollars	76,978	Turkish Lira	3,490,117	BAR	$(1,245)
06/10/26	Israeli Shekels	430,000	U.S. Dollars	138,444	JPM	(1,385)
06/17/26	Norwegian Kroner	47,251,005	U.S. Dollars	4,877,959	MSCS	(1,404)
04/16/26	Thai Baht	13,169,106	U.S. Dollars	401,311	GSC	(1,461)
04/15/26	U.S. Dollars	338,830	Polish Zloty	1,263,507	JPM	(1,527)
04/24/26	Indian Rupees	85,550,536	U.S. Dollars	908,363	JPM	(1,664)
04/02/26	U.S. Dollars	283,806	Euro	247,000	HSBC	(1,689)
05/07/26	U.S. Dollars	235,339	Japanese Yen	37,487,787	HSBC	(1,695)
04/24/26	Indian Rupees	54,069,534	U.S. Dollars	574,792	BOA	(1,741)
04/15/26	Polish Zloty	4,892,000	U.S. Dollars	1,319,537	BOA	(1,756)
06/10/26	Indonesian Rupiahs	6,751,025,316	U.S. Dollars	398,933	GSC	(2,047)
05/04/26	U.S. Dollars	448,524	Danish Kroner	2,907,454	JPM	(2,066)
04/16/26	Indonesian Rupiahs	7,258,465,786	U.S. Dollars	429,378	BNP	(2,072)
06/10/26	Mexican Pesos	9,120,000	U.S. Dollars	507,762	CITI	(2,100)
04/07/26	U.S. Dollars	1,061,636	Indian Rupees	100,744,979	DEUT	(2,154)
04/16/26	South Korean Won	144,556,004	U.S. Dollars	97,500	BNP	(2,163)
06/10/26	Indonesian Rupiahs	3,031,944,741	U.S. Dollars	180,443	CITI	(2,198)
04/20/26	U.S. Dollars	150,082	Turkish Lira	6,953,149	BAR	(2,243)
04/13/26	South Korean Won	123,717,002	U.S. Dollars	84,000	BNP	(2,560)
06/10/26	Indonesian Rupiahs	4,786,760,931	U.S. Dollars	284,105	BNP	(2,696)
04/13/26	Indonesian Rupiahs	7,729,276,922	U.S. Dollars	457,705	BNP	(2,721)
04/16/26	Thai Baht	11,437,077	U.S. Dollars	350,185	DEUT	(2,924)
04/27/26	Taiwan Dollars	26,748,395	U.S. Dollars	837,080	BNP	(2,967)
04/17/26	Thai Baht	12,001,105	U.S. Dollars	367,440	DEUT	(3,023)
04/10/26	Thai Baht	8,303,048	U.S. Dollars	255,147	CITI	(3,172)
04/20/26	U.S. Dollars	618,394	South African Rand	10,535,783	JPM	(3,257)
05/05/26	U.S. Dollars	456,448	Israeli Shekels	1,444,133	BNP	(3,489)
05/04/26	U.S. Dollars	338,030	Norwegian Kroner	3,307,913	HSBC	(3,536)
04/02/26	Japanese Yen	32,955,914	U.S. Dollars	211,256	SC	(3,601)
04/24/26	Indian Rupees	52,358,270	U.S. Dollars	558,518	DEUT	(3,604)
04/24/26	Indian Rupees	196,961,113	U.S. Dollars	2,091,126	BNP	(3,654)
09/17/26	Mexican Pesos	4,248,782	U.S. Dollars	237,532	CITI	(4,000)
05/04/26	U.S. Dollars	1,104,001	Taiwan Dollars	35,574,302	BNP	(4,751)
05/06/26	U.S. Dollars	1,636,701	Indian Rupees	154,861,440	BNP	(5,113)
04/06/26	Israeli Shekels	989,000	U.S. Dollars	320,528	BOA	(5,908)
04/02/26	Japanese Yen	45,480,073	U.S. Dollars	292,501	HSBC	(5,931)
06/10/26	Indonesian Rupiahs	11,674,504,337	U.S. Dollars	692,444	SC	(6,112)
04/20/26	Mexican Pesos	42,420,174	U.S. Dollars	2,368,995	JPM	(6,155)
04/15/26	Polish Zloty	756,838	U.S. Dollars	210,325	BAR	(6,452)
04/27/26	Indonesian Rupiahs	30,748,989,934	U.S. Dollars	1,817,837	BNP	(7,090)
04/15/26	Polish Zloty	1,046,148	U.S. Dollars	289,151	SC	(7,345)
10/02/26	U.S. Dollars	750,229	Brazilian Reals	4,100,000	BOA	(7,790)
04/07/26	Indian Rupees	30,016,492	U.S. Dollars	325,635	DEUT	(8,684)
04/02/26	British Pounds	770,000	U.S. Dollars	1,028,029	HSBC	(8,857)
04/02/26	Swiss Francs	463,000	U.S. Dollars	588,853	HSBC	(9,813)
05/05/26	British Pounds	770,000	U.S. Dollars	1,029,679	HSBC	(10,565)
06/17/26	U.S. Dollars	1,903,000	Norwegian Kroner	18,548,922	CITI	(11,347)
04/02/26	Australian Dollars	1,893,000	U.S. Dollars	1,318,106	BNP	(12,031)
04/15/26	Polish Zloty	1,881,455	U.S. Dollars	519,429	UBS	(12,613)
06/17/26	Mexican Pesos	6,970,000	U.S. Dollars	400,701	CITI	(14,468)
04/02/26	Swedish Kronor	6,030,000	U.S. Dollars	653,124	BNP	(16,151)
06/17/26	U.S. Dollars	2,853,000	Euro	2,473,741	UBS	(16,578)
05/04/26	U.S. Dollars	3,237,549	Australian Dollars	4,721,283	DEUT	(18,477)
06/17/26	Mexican Pesos	12,063,943	U.S. Dollars	692,980	BNP	(24,471)
04/15/26	Polish Zloty	3,326,294	U.S. Dollars	922,557	BNP	(26,538)
04/22/26	Polish Zloty	4,433,715	U.S. Dollars	1,227,676	UBS	(33,361)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/26	Mexican Pesos	17,802,567	U.S. Dollars	1,019,988	UBS	$(33,481)
04/24/26	Mexican Pesos	16,915,656	U.S. Dollars	977,348	MLIB	(35,447)
04/24/26	Indian Rupees	239,978,201	U.S. Dollars	2,579,378	CITI	(35,993)
06/17/26	Euro	7,408,514	U.S. Dollars	8,633,000	JPM	(39,009)
10/02/26	U.S. Dollars	2,658,436	Brazilian Reals	14,600,000	JPM	(40,851)
08/18/26	Indian Rupees	196,505,875	U.S. Dollars	2,096,790	CITI	(42,024)
04/07/26	Indian Rupees	103,698,850	U.S. Dollars	1,138,512	SC	(43,532)
04/22/26	Polish Zloty	7,696,627	U.S. Dollars	2,118,759	DEUT	(45,510)
06/17/26	Australian Dollars	2,720,890	U.S. Dollars	1,925,000	DEUT	(49,907)
04/10/26	Indian Rupees	193,798,500	U.S. Dollars	2,100,000	MSCS	(52,297)
06/17/26	British Pounds	3,616,063	U.S. Dollars	4,843,000	MSCS	(57,940)
04/02/26	Singapore Dollars	11,985,440	U.S. Dollars	9,382,684	DEUT	(60,571)
07/02/26	U.S. Dollars	3,644,160	Brazilian Reals	19,600,000	BNP	(60,629)
06/17/26	Mexican Pesos	58,468,319	U.S. Dollars	3,310,545	GSC	(70,597)
06/17/26	Australian Dollars	2,709,728	U.S. Dollars	1,939,000	WB	(71,599)
10/02/26	U.S. Dollars	6,169,332	Brazilian Reals	33,800,000	BNP	(79,704)
04/02/26	Canadian Dollars	23,535,970	U.S. Dollars	16,999,617	SC	(80,654)
07/02/26	U.S. Dollars	3,900,211	Brazilian Reals	21,100,000	JPM	(88,108)
06/17/26	U.S. Dollars	9,498,926	Euro	8,267,664	JPM	(91,692)
05/04/26	U.S. Dollars	15,782,472	Euro	13,711,036	BOA	(92,343)
06/17/26	Canadian Dollars	6,496,392	U.S. Dollars	4,807,072	BNP	(121,042)
06/17/26	Canadian Dollars	13,203,112	U.S. Dollars	9,702,000	CITI	(178,225)
07/02/26	U.S. Dollars	11,829,332	Brazilian Reals	63,700,000	GSC	(211,234)
04/07/26	Indian Rupees	589,708,291	U.S. Dollars	6,469,427	CITI	(242,561)
04/02/26	U.S. Dollars	14,165,550	Brazilian Reals	76,396,889	BNP	(583,311)
04/02/26	U.S. Dollars	29,892,649	Brazilian Reals	166,081,972	GSC	(2,170,436)
Subtotal Depreciation						$(5,065,326)
Total Forward Foreign Currency Contracts outstanding at March 31, 2026						$(930,405)
Swap Agreements outstanding at March 31, 2026:
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issuers—Sell Protection
Softbank Group Corp. 2.84% 12/14/2029 (Receive Quarterly)	1.00%	6/20/2026	GSC	USD	500,000	$(569)	$(4,251)	$3,682
						$(569)	$(4,251)	$3,682

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection
Devon Energy Corporation 7.95% due 4/15/32 (Receive Quarterly)	0.11%	1.00%	6/20/2026	USD	2,800,000	$6,485	$(26,054)	$32,539
The Boeing Company, 2.6% due 10/30/25 (Receive Quarterly)	0.21%	1.00%	6/20/2026	USD	2,400,000	5,009	(17,161)	22,170
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	0.23%	1.00%	6/20/2028	EUR	2,000,000	39,529	(11,393)	50,922
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	0.37%	1.00%	6/20/2028	USD	1,400,000	19,432	(4,067)	23,499

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	0.30%	1.00%	12/20/2028	EUR	2,000,000	$43,812	$(23,988)	$67,800
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	0.42%	1.00%	12/20/2028	USD	300,000	4,598	(746)	5,344
Deutsche Bank AG,Floating Rate due 12/20/2030 (Receive Quarterly)	0.67%	1.00%	12/20/2030	EUR	1,700,000	29,585	19,318	10,267
Subtotal Appreciation						$148,450	$(64,091)	$212,541
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.05%	1.00%	6/20/2026	USD	2,100,000	$5,133	$11,126	$(5,993)
Goldman Sachs Group, 6.484% 10/24/2029 (Receive Quarterly)	0.31%	1.00%	6/20/2026	USD	300,000	560	1,868	(1,308)
Morgan Stanley, 7.25% due 4/1/2032 (Receive Quarterly)	0.31%	1.00%	6/20/2026	USD	1,150,000	2,143	7,275	(5,132)
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.06%	1.00%	12/20/2026	USD	2,600,000	18,526	29,130	(10,604)
General Motors Co., 4.88% due 10/2/23 (Receive Quarterly)	0.30%	5.00%	12/20/2026	USD	870,000	30,836	175,392	(144,556)
General Motors Co., 4.2% due 10/1/27 (Receive Quarterly)	0.58%	5.00%	6/20/2028	USD	995,000	95,748	119,736	(23,988)
Deutsche Bank AG,Floating Rate due 12/7/2020 (Receive Quarterly)	0.84%	1.00%	6/20/2030	EUR	500,000	3,800	4,222	(422)
Lloyds Banking Group PLC, 1.984% 12/15/2031 (Receive Quarterly)	1.30%	1.00%	12/20/2030	EUR	1,400,000	(20,438)	(2,677)	(17,761)
Subtotal Depreciation						$136,308	$346,072	$(209,764)
Net Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection outstanding at March 31, 2026						$284,758	$281,981	$2,777

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.HY.43 Index (Pay Quarterly)	(5.00)%	12/20/2029	MSCS	USD	780,000	$(54,747)	$(48,420)	$(6,327)
Subtotal Appreciation						$(54,747)	$(48,420)	$(6,327)
Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.HY.43 Index (Pay Quarterly)	(5.00)%	12/20/2029	MSCS	USD	1,080,000	$(135,635)	$(151,035)	$15,400
Subtotal Appreciation						$(135,635)	$(151,035)	$15,400
Net Credit Default Swaps on Credit Indexes—Buy Protection outstanding at March 31, 2026						$(190,382)	$(199,455)	$9,073

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes—Sell Protection
Markit CMBX.NA.AAA.17 (Receive Monthly)	0.00%	0.50%	12/15/2056	MSCS	USD	4,300,000	$—	$(58,465)	$(1,785)
							$ —	$(58,465)	$(1,785)

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.46 Index (Receive Quarterly)	0.63%	1.00%	6/20/2031	USD	11,605,000	$204,495	$198,767	$5,728
Subtotal Appreciation						$204,495	$198,767	$5,728
Markit CDX.NA.IG.43 Index (Receive Quarterly)	0.48%	1.00%	12/20/2029	USD	52,625,000	$967,306	$1,051,874	$(84,568)
iTraxx Europe & Crossover Series 44 (Receive Quarterly)	0.67%	1.00%	12/20/2030	EUR	7,760,000	134,398	200,984	(66,586)
Markit CDX.NA.IG.45 Index (Receive Quarterly)	0.59%	1.00%	12/20/2030	USD	192,028,199	3,471,896	4,223,536	(751,640)
Subtotal Depreciation						$4,573,600	$5,476,394	$(902,794)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at March 31, 2026						$4,778,095	$5,675,161	$(897,066)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day SOFR (Annually)	3.95% (Annually)	1/30/2027	USD	13,500,000	$30,845	$—	$30,845
6-Month EURIBOR (Semiannually)	1.00% (Annually)	5/18/2027	EUR	3,600,000	(77,328)	(163,593)	86,265
1-Day SOFR (Annually)	4.28% (Annually)	6/26/2027	USD	8,000,000	68,034	—	68,034
3.06% (Annually)	1-Day SOFR (Annually)	8/31/2027	USD	28,860,000	169,050	49,473	119,577
1.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/15/2027	JPY	19,525,980,000	292,891	42,823	250,068
12.75% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/3/2028	BRL	4,043,073	16,327	2,738	13,589
3.18% (Annually)	1-Day SOFR (Annually)	3/15/2028	USD	81,180,000	566,043	33,893	532,150
1.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	3/18/2028	JPY	18,040,000,000	761,735	412,795	348,940
3.58% (Annually)	1-Day SOFR (Annually)	6/3/2028	USD	13,000,000	65,604	—	65,604
2.25% (Annually)	6-Month EURIBOR (Semiannually)	6/17/2028	EUR	16,670,000	238,029	(9,324)	247,353
2.50% (Annually)	6-Month EURIBOR (Semiannually)	6/17/2028	EUR	8,110,000	70,807	4,269	66,538
2.50% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/17/2028	CAD	10,560,000	43,745	5,254	38,491
3.00% (Annually)	1-Day SOFR (Annually)	6/17/2028	USD	67,060,000	764,362	504,376	259,986
3.25% (Annually)	1-Day SOFR (Annually)	6/17/2028	USD	13,440,000	88,838	44,758	44,080
4.00% (Annually)	1-Day SONIA (Annually)	6/17/2028	GBP	5,500,000	39,018	57	38,961
4.50% (Quarterly)	3-Month ASX BBSW (Quarterly)	6/17/2028	AUD	24,840,000	54,126	903	53,223
2.50% (Annually)	6-Month EURIBOR (Semiannually)	9/10/2028	EUR	340,825,543	1,403,813	(787,358)	2,191,171

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1.25% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	9/16/2028	THB	118,420,000	$19,459	$4,188	$15,271
3.50% (Quarterly)	3-Month KWCDC (Quarterly)	9/16/2028	KRW	15,272,500,000	58,648	(7,119)	65,767
3.75% (Annually)	6-Month WIBOR (Semiannually)	9/16/2028	PLN	18,870,000	75,009	72,823	2,186
6.00% (Semiannually)	1-Day MIBOR (Semiannually)	9/16/2028	INR	1,046,390,000	133,471	50,716	82,755
6-Month BUBOR (Semiannually)	6.25% (Annually)	9/16/2028	HUF	42,620,000	(2,427)	(2,520)	93
1-Day SOFR (Annually)	3.60% (Annually)	12/18/2028	USD	13,000,000	110	—	110
2.05% (Annually)	1-Day ESTR (Annually)	10/5/2029	EUR	1,400,000	27,748	—	27,748
2.06% (Annually)	1-Day ESTR (Annually)	10/5/2029	EUR	4,900,000	94,874	—	94,874
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.77% (Annually)	1/26/2030	JPY	637,410,000	(12,730)	(17,371)	4,641
3.30% (Annually)	1-Day SOFR (Annually)	8/31/2030	USD	63,360,000	710,588	387,835	322,753
3.41% (Annually)	1-Day SOFR (Annually)	8/31/2030	USD	220,000	1,472	—	1,472
3.55% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,000,000	3,465	—	3,465
3.58% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	9,200,000	16,484	—	16,484
3.59% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	20,200,000	29,476	—	29,476
3.60% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	12,400,000	12,893	—	12,893
1.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	6/17/2031	JPY	28,298,000,000	4,710,637	3,390,220	1,320,417
2.00% (Annually)	1-Day SOFR (Annually)	12/21/2032	USD	10,100,000	1,070,043	1,040,439	29,604
2.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	1/11/2033	JPY	2,170,414,367	75,484	(9,035)	84,519
3.41% (Annually)	1-Day SOFR (Annually)	1/31/2033	USD	53,780,000	908,284	12,799	895,485
3.00% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2034	CAD	5,900,000	19,225	3,044	16,181
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2034	USD	28,100,000	98,737	(609,717)	708,454
3.56% (Annually)	1-Day SOFR (Annually)	3/3/2036	USD	8,750,000	214,804	—	214,804
3.78% (Annually)	1-Day SOFR (Annually)	3/3/2036	USD	1,300,000	7,680	—	7,680
2.75% (Annually)	3-Month STIBOR (Quarterly)	6/17/2036	SEK	82,810,000	270,431	227,934	42,497
2.75% (Annually)	6-Month EURIBOR (Semiannually)	6/17/2036	EUR	36,850,000	1,249,340	197,984	1,051,356
3.75% (Annually)	1-Day SOFR (Annually)	6/17/2036	USD	6,320,000	59,555	(105,817)	165,372
4.25% (Annually)	1-Day SONIA (Annually)	6/17/2036	GBP	6,590,000	147,129	73,671	73,458
Swiss Average Overnight Rate (Annually)	0.50% (Annually)	6/17/2036	CHF	6,220,000	(52,069)	(96,633)	44,564
3.81% (Annually)	1-Day SOFR (Annually)	8/31/2036	USD	22,780,000	135,076	(98,768)	233,844
2.00% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	9/16/2036	THB	51,960,000	25,692	4,455	21,237
6.75% (Annually)	6-Month BUBOR (Semiannually)	9/16/2036	HUF	554,380,000	46,274	33,671	12,603
7.75% (Quarterly)	3-Month JIBAR (Quarterly)	9/16/2036	ZAR	36,680,000	110,081	44,175	65,906
4.07% (Annually)	1-Day SOFR (Annually)	2/15/2046	USD	300,000	3,137	—	3,137
4.08% (Annually)	1-Day SOFR (Annually)	2/15/2046	USD	600,000	5,451	—	5,451
4.00% (Annually)	1-Day SOFR (Annually)	11/15/2053	USD	110,000	2,468	—	2,468
3.50% (Annually)	1-Day SOFR (Annually)	6/20/2054	USD	9,700,000	1,059,851	(4,872)	1,064,723
4.06% (Annually)	1-Day SOFR (Annually)	2/15/2056	USD	400,000	3,478	—	3,478
3.00% (Annually)	6-Month EURIBOR (Semiannually)	6/17/2056	EUR	3,030,000	71,555	21,081	50,474
3.00% (Annually)	6-Month EURIBOR (Semiannually)	9/16/2056	EUR	5,980,000	143,024	(33,513)	176,537
Subtotal Appreciation					$16,149,846	$4,720,734	$11,429,112
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.50% (Upon termination)	1/4/2027	BRL	100,993,978	$(1,095,062)	$—	$(1,095,062)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.57% (Upon termination)	1/4/2027	BRL	2,651,794	(27,792)	—	(27,792)
1-Day SOFR (Annually)	2.87% (Annually)	7/22/2027	USD	1,700,000	(31,633)	—	(31,633)
1-Day SOFR (Annually)	3.55% (Annually)	4/25/2028	USD	10,000,000	(70,716)	—	(70,716)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR (Annually)	3.70% (Annually)	6/9/2028	USD	800,000	$(1,187)	$—	$(1,187)
1-Day ESTR (Annually)	2.00% (Annually)	6/17/2028	EUR	150,000	(2,072)	(1,214)	(858)
1-Day SONIA (Annually)	3.75% (Annually)	6/17/2028	GBP	55,800,000	(741,108)	(263,197)	(477,911)
2.75% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/17/2028	CAD	12,280,000	8,239	33,881	(25,642)
1-Day ESTR (Annually)	2.00% (Annually)	9/10/2028	EUR	340,825,543	(2,237,870)	(231,659)	(2,006,211)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	7.25% (Lunar)	9/14/2028	MXN	161,780,000	(119,027)	(41,072)	(77,955)
1-Day CLP-TNA (Semiannually)	4.75% (Semiannually)	9/16/2028	CLP	2,573,130,000	(14,859)	(202)	(14,657)
3-Month JIBAR (Quarterly)	6.75% (Quarterly)	9/16/2028	ZAR	89,350,000	(72,376)	(29,017)	(43,359)
6-Month PRIBOR (Semiannually)	4.00% (Annually)	9/16/2028	CZK	123,000,000	(43,546)	(16,671)	(26,875)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.25% (Upon termination)	1/2/2029	BRL	17,253,950	(92,941)	4,017	(96,958)
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2029	USD	20,800,000	(124,808)	46,270	(171,078)
3.62% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,800,000	(250)	—	(250)
3.66% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,200,000	(2,414)	—	(2,414)
3.68% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,000,000	(2,607)	—	(2,607)
3.69% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	6,200,000	(19,892)	—	(19,892)
3.72% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	4,100,000	(19,266)	—	(19,266)
3.74% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	4,200,000	(22,591)	—	(22,591)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.75% (Upon termination)	1/2/2031	BRL	4,649,831	(41,547)	(9,675)	(31,872)
1-Day SONIA (Annually)	3.50% (Annually)	3/18/2031	GBP	16,950,000	(701,335)	(74,263)	(627,072)
1-Day SONIA (Annually)	4.00% (Annually)	6/17/2031	GBP	23,180,000	(308,940)	270,310	(579,250)
3-Month New Zealand BBR FRA (Quarterly)	3.75% (Semiannually)	6/17/2031	NZD	61,440,000	(533,633)	(68,837)	(464,796)
6-Month ASX BBSW (Semiannually)	4.75% (Semiannually)	6/17/2031	AUD	51,740,000	(238,766)	(35,330)	(203,436)
6-Month EURIBOR (Semiannually)	2.50% (Annually)	6/17/2031	EUR	46,060,000	(1,019,888)	91,136	(1,111,024)
1-Day SOFR (Annually)	3.38% (Annually)	8/31/2031	USD	41,160,000	(454,303)	(70,391)	(383,912)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	7.75% (Lunar)	9/11/2031	MXN	31,480,000	(42,572)	(15,140)	(27,432)
3-Month JIBAR (Quarterly)	7.00% (Quarterly)	9/16/2031	ZAR	10,860,000	(21,868)	(10,397)	(11,471)
6-Month EURIBOR (Semiannually)	2.50% (Annually)	9/16/2031	EUR	1,900,000	(43,909)	1,750	(45,659)
Thai Overnight Repurchase Rate (Quarterly)	1.50% (Quarterly)	9/16/2031	THB	37,390,000	(18,104)	(6,717)	(11,387)
3.75% (Annually)	1-Day SOFR (Annually)	5/15/2032	USD	40,800,000	(139,691)	(8,963)	(130,728)
3.50% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2032	CAD	11,000,000	(270,906)	45,028	(315,934)
3.00% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2033	CAD	1,500,000	(513)	5,424	(5,937)
3.89% (Annually)	1-Day SOFR (Annually)	3/3/2035	USD	300,000	(2,077)	—	(2,077)
3.87% (Annually)	1-Day SOFR (Annually)	3/5/2035	USD	800,000	(4,465)	—	(4,465)
6-Month ASX BBSW (Semiannually)	4.50% (Semiannually)	6/18/2035	AUD	21,300,000	(538,710)	358,086	(896,796)
3-Month New Zealand BBR FRA (Quarterly)	4.00% (Semiannually)	6/17/2036	NZD	13,120,000	(256,302)	(114,562)	(141,740)
6-Month ASX BBSW (Semiannually)	5.00% (Semiannually)	6/17/2036	AUD	16,510,000	(59,970)	140,274	(200,244)
6-Month NIBOR (Semiannually)	4.25% (Annually)	6/17/2036	NOK	22,890,000	(33,457)	(25,742)	(7,715)
Bank Of Canada Overnight Repo Rate (Semiannually)	3.25% (Semiannually)	6/17/2036	CAD	5,630,000	3,132	86,626	(83,494)
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.50% (Annually)	6/17/2036	JPY	1,365,000,000	(540,797)	(507,161)	(33,636)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	8.00% (Lunar)	9/4/2036	MXN	14,150,000	$(33,579)	$(18,305)	$(15,274)
11.25% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	9/16/2036	COP	5,027,280,000	(14,576)	(8,038)	(6,538)
6-Month EURIBOR (Semiannually)	2.75% (Annually)	9/16/2036	EUR	30,730,000	(1,100,649)	(440,678)	(659,971)
6-Month PRIBOR (Semiannually)	4.25% (Annually)	9/16/2036	CZK	27,750,000	(35,908)	(27,801)	(8,107)
6-Month WIBOR (Semiannually)	4.50% (Annually)	9/16/2036	PLN	4,490,000	(40,538)	(27,330)	(13,208)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.16% (Annually)	8/2/2044	JPY	3,508,386,457	(1,203,067)	(1,113,940)	(89,127)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.00% (Annually)	6/18/2055	JPY	280,000,000	(339,989)	—	(339,989)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.50% (Annually)	6/17/2056	JPY	520,000,000	(365,921)	(232,266)	(133,655)
Subtotal Depreciation					$(13,136,626)	$(2,315,766)	$(10,820,860)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2026					$3,013,220	$2,404,968	$608,252
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
AGENCY OBLIGATION — 0.0%
Tennessee Valley Authority
5.25%, 02/01/55 (Cost $123,176)	$125,000	$123,336
ASSET-BACKED SECURITIES — 3.4%
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	158,682	150,162
AASET, Ltd., Series 2024-2A, Class A
5.93%, 09/16/49 144A	223,450	225,530
Acrec LLC, Series 2025-FL3, Class A
(Floating, CME Term SOFR 1M + 1.31%), 4.99%, 08/18/42 144A †	1,500,000	1,494,719
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.25%, 04/01/29 144A	211,160	214,161
Allegany Park CLO, Ltd., Series 2019-1A, Class BRR
(Floating, CME Term SOFR 3M + 1.50%), 5.17%, 01/20/35 144A †	1,250,000	1,247,675
American Credit Acceptance Receivables Trust, Series 2025-4, Class C
4.83%, 01/13/31 144A	100,000	100,303
Applebee's Funding LLC, Series 2023-1A, Class A2
7.82%, 03/05/53 144A	100,000	100,849
Applebee's Funding LLC, Series 2025-1A, Class A2
6.72%, 06/07/55 144A	310,000	310,471
Aqua Finance Issuer Trust, Series 2026-A, Class D
6.28%, 04/17/51 144A	250,000	251,181
AREIT, Ltd., Series 2025-CRE10, Class A
(Floating, CME Term SOFR 1M + 1.39%), 5.07%, 12/17/29 144A †	600,000	600,866
BHG Securitization Trust, Series 2022-A, Class B
2.70%, 02/20/35 144A	11,101	11,087
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D
7.84%, 08/15/29	125,000	130,291
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D
6.30%, 02/15/30	115,000	117,792
Carmax Select Receivables Trust, Series 2025-B, Class D
5.33%, 07/15/31	200,000	200,804
Carvana Auto Receivables Trust, Series 2021-N4, Class D
2.30%, 09/11/28	6,342	6,217
Carvana Auto Receivables Trust, Series 2021-P4, Class C
2.33%, 02/10/28	25,000	24,393
	Par	Value
Cathedral Lake VI, Ltd., Series 2021-6A, Class BR
(Floating, CME Term SOFR 3M + 1.85%), 5.52%, 04/25/34 144A †	$834,376	$834,980
Chesapeake Funding II LLC, Series 2023-1A, Class A1
5.65%, 05/15/35 144A	75,493	75,605
CLIF Holdings LLC, Series 2025-1H, Class A
6.72%, 12/20/50 144A	220,000	218,866
College Ave Student Loans LLC, Series 2024-B, Class A1A
5.69%, 08/25/54 144A	78,471	80,132
College Ave Student Loans LLC, Series 2024-B, Class B
6.08%, 08/25/54 144A	100,000	101,829
Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1
5.32%, 05/25/50 144A	85,000	84,600
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2
5.66%, 02/25/50 144A	90,000	90,509
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3
5.85%, 02/25/50 144A	35,000	35,111
Credibly Asset Securitization II LLC, Series 2026-1A, Class A
5.40%, 04/15/29 144A	100,000	99,561
CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2
4.65%, 05/20/49 144A	35,000	33,311
DataBank Issuer II LLC, Series 2025-1A, Class A2
5.18%, 09/27/55 144A	160,000	155,518
DT Auto Owner Trust, Series 2023-3A, Class D
7.12%, 05/15/29 144A	150,000	153,984
Enterprise Fleet Financing LLC, Series 2025-4, Class A2
4.05%, 08/20/28 144A	336,000	335,716
Exeter Automobile Receivables Trust, Series 2023-2A, Class D
6.32%, 08/15/29	40,000	40,656
Exeter Automobile Receivables Trust, Series 2023-3A, Class D
6.68%, 04/16/29	20,000	20,375
Exeter Automobile Receivables Trust, Series 2023-5A, Class D
7.13%, 02/15/30	100,000	102,580
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 05/15/31	110,000	111,009
FHF Issuer Trust, Series 2025-1A, Class A2
4.92%, 02/15/31 144A	97,079	97,074
FHF Issuer Trust, Series 2025-2A, Class A2
5.75%, 05/15/30 144A	180,000	180,795

	Par	Value
First Investors Auto Owner Trust, Series 2025-1A, Class D
5.22%, 12/15/33 144A	$100,000	$100,354
Flagship Credit Auto Trust, Series 2021-2, Class D
1.59%, 06/15/27 144A	20,744	20,604
Flagship Credit Auto Trust, Series 2021-3, Class D
1.65%, 09/15/27 144A	45,620	45,032
Ford Credit Auto Lease Trust, Series 2023-B, Class D
6.97%, 06/15/28	25,000	25,071
Foundation Finance Trust, Series 2025-1A, Class B
5.26%, 04/15/50 144A	90,354	90,981
Foundation Finance Trust, Series 2025-1A, Class D
6.09%, 04/15/50 144A	90,354	90,967
GGAM Master Trust International, Ltd., Series 2025-1A, Class A
5.92%, 09/30/60 144A	226,808	226,712
GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1
Already stepped, no disclosure, 6.28%, 02/25/55 144A STEP	90,327	90,453
GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1
Already stepped, no disclosure, 5.42%, 12/25/55 144A STEP	147,603	148,120
Global SC Finance X, Ltd., Series 2025-1H, Class A
6.17%, 09/20/45 144A	162,848	162,425
GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D
6.31%, 03/15/29 144A	30,000	30,577
GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D
6.19%, 02/15/30 144A	30,000	30,666
GLS Auto Receivables Issuer Trust, Series 2025-4A, Class D
5.13%, 08/15/31 144A	100,000	99,631
GLS Auto Select Receivables Trust, Series 2024-2A, Class C
5.93%, 06/17/30 144A	10,000	10,251
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A
5.35%, 10/20/46 144A	21,502	21,692
Hertz Vehicle Financing III LLC, Series 2025-3A, Class C
6.13%, 12/26/29 144A	105,000	105,878
Invesco CLO, Ltd., Series 2022-2A, Class BR
(Floating, CME Term SOFR 3M + 1.68%), 5.35%, 07/20/35 144A †	1,194,411	1,194,544
Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A
5.49%, 09/10/31 144A	100,000	100,243
Kinetic ABS Issuer LLC, Series 2026-1A, Class A2
5.22%, 02/25/56 144A	25,000	24,990
	Par	Value
Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2
5.60%, 03/25/56 144A	$240,000	$239,920
Marlette Funding Trust, Series 2023-4A, Class B
8.15%, 12/15/33 144A	100,000	102,892
MAST, Ltd., Series 2026-1A, Class A
5.13%, 02/15/51 144A	248,512	244,797
Merchants Fleet Funding LLC, Series 2023-1A, Class A
7.21%, 05/20/36 144A	27,094	27,152
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A
6.56%, 07/20/29 144A	100,000	100,175
Mercury Financial Credit Card Master Trust, Series 2025-1A, Class B
6.16%, 12/22/31 144A	100,000	98,949
MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class B
5.59%, 08/20/55 144A	115,000	115,377
MetroNet Infrastructure Issuer LLC, Series 2026-1A, Class A2
5.27%, 04/20/56 144A	136,000	136,781
MF1 LLC, Series 2025-FL20, Class A
(Floating, CME Term SOFR 1M + 1.45%), 5.13%, 02/18/43 144A †	600,000	598,676
MF1 LLC, Series 2025-FL20, Class AS
(Floating, CME Term SOFR 1M + 1.70%), 5.38%, 08/18/37 144A †	1,800,000	1,798,760
MF1 LLC, Series 2025-FL20, Class B
(Floating, CME Term SOFR 1M + 1.95%), 5.63%, 08/18/37 144A †	705,321	704,010
MF1, Series 2024-FL16, Class C
(Floating, CME Term SOFR 1M + 2.54%, 2.54% Floor), 6.22%, 11/18/39 144A †	825,000	824,105
Mission Lane Credit Card Master Trust, Series 2024-B, Class A
5.88%, 01/15/30 144A	100,000	100,182
Mission Lane Credit Card Master Trust, Series 2025-A, Class A
5.80%, 05/15/30 144A	100,000	100,592
MVW LLC, Series 2021-2A, Class C
2.23%, 05/20/39 144A	27,532	26,219
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class B
2.12%, 02/18/70 144A	100,000	71,536
Neuberger Berman Loan Advisers CLO 40, Ltd., Series 2021-40A, Class BR
(Floating, CME Term SOFR 3M + 1.65%), 5.32%, 10/16/37 144A †	1,250,000	1,249,825
OneMain Financial Issuance Trust, Series 2019-2A, Class D
4.05%, 10/14/36 144A	205,000	197,943

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
OneMain Financial Issuance Trust, Series 2020-2A, Class D
3.45%, 09/14/35 144A	$100,000	$96,647
OWN Equipment Fund I LLC, Series 2024-2M, Class A
5.70%, 12/20/32 144A	112,188	113,029
OWN Equipment Fund II LLC, Series 2025-1M, Class A
5.48%, 09/26/33 144A	89,474	89,490
OWN Equipment Fund III LLC, Series 2025-2M, Class A
5.42%, 03/27/34 144A	154,396	154,067
PFP, Ltd., Series 2025-12, Class A
(Floating, CME Term SOFR 1M + 1.49%), 5.17%, 12/18/42 144A †	600,000	599,302
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I
5.77%, 06/05/54 144A	49,250	49,597
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I
5.27%, 12/06/55 144A	70,000	70,074
Prestige Auto Receivables Trust, Series 2022-1A, Class D
8.08%, 08/15/28 144A	80,000	80,614
PRET LLC, Series 2025-NPL3, Class A1
(Step to 9.71% on 05/25/28), 6.71%, 04/25/55 144A STEP	92,553	92,710
PRET LLC, Series 2025-NPL6, Class A1
(Step to 8.74% on 07/25/28), 5.74%, 06/25/55 144A STEP	89,903	90,109
PRET LLC, Series 2025-NPL8, Class A1
(Step to 8.73% on 08/25/28), 5.73%, 07/25/55 144A STEP	159,491	159,947
PRET LLC, Series 2026-NPL2, Class A1
(Step to 8.15% on 02/25/29), 5.15%, 02/25/56 144A STEP	102,602	101,872
PRET LLC, Series 2026-NPL4, Class A1
(Step to 8.51% on 04/25/29), 5.51%, 04/25/56 144A STEP	105,000	105,489
Progress Residential, Series 2021-SFR3, Class E1
2.54%, 05/17/26 144A	20,000	19,921
QTS Issuer ABS II LLC, Series 2025-1A, Class B
5.78%, 10/05/55 144A	75,000	72,735
RCO IX Mortgage LLC, Series 2025-2, Class A1
(Step to 9.51% on 05/25/28), 6.51%, 04/25/30 144A STEP	162,056	162,396
RCO IX Mortgage LLC, Series 2025-4, Class A1
(Step to 8.31% on 11/25/28), 5.31%, 10/25/30 144A STEP	181,713	181,707
RCO VIII Mortgage LLC, Series 2025-3, Class A1
(Step to 9.44% on 06/25/28), 6.43%, 05/25/30 144A STEP	73,858	73,989
	Par	Value
RCO X Mortgage LLC, Series 2026-1, Class A1
(Step to 5.27% on 04/25/26), 5.54%, 03/25/31 144A STEP	$160,000	$160,410
Red Oak Funding Master Trust, Series 2025-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 2.00%), 5.67%, 12/20/30 144A †	100,000	100,291
Santander Drive Auto Receivables Trust, Series 2024-3, Class D
5.97%, 10/15/31	105,000	107,574
SEB Funding LLC, Series 2024-1A, Class A2
7.39%, 04/30/54 144A	100,000	101,868
SEB Funding LLC, Series 2026-1A, Class A2
6.67%, 01/30/56 144A	230,000	228,259
SF ABS Issuer LLC, Series 2025-1A, Class A2
5.38%, 11/25/55 144A	255,000	250,049
Shentel Issuer LLC, Series 2025-1A, Class A2
5.64%, 12/20/55 144A	130,000	131,170
Sierra Timeshare Receivables Funding LLC, Series 2026-1A, Class C
5.19%, 12/22/42 144A	279,000	278,301
SMB Private Education Loan Trust, Seres 2021-A, Class A2A2
(Floating, CME Term SOFR 1M + 0.84%), 4.52%, 01/15/53 144A †	43,685	43,362
SMB Private Education Loan Trust, Series 2021-E, Class B
2.49%, 02/15/51 144A	100,000	88,698
Subway Funding LLC, Series 2024-1A, Class A2I
6.03%, 07/30/54 144A	227,125	228,755
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A
1.68%, 02/20/46 144A	59,333	55,820
Thrust Engine Leasing DAC, Series 2021-1A, Class A
4.16%, 07/15/40 144A	206,640	204,514
TMCL VII Holdings, Ltd., Series 2025-1H, Class A
6.43%, 07/23/50 144A	145,934	145,964
Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1
(Floating, U.S. SOFR + 1.40%, 1.40% Floor), 5.05%, 11/15/27 144A †	200,000	200,123
TRTX Issuer, Ltd., Series 2025-FL7, Class AS
(Floating, CME Term SOFR 1M + 1.70%), 5.38%, 06/18/43 144A †	464,263	462,357
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36Δ	127,488	131,666

	Par	Value
VCAT LLC, Series 2025-NPL3, Class A1
(Step to 8.89% on 03/25/28), 5.89%, 02/25/55 144A STEP	$116,769	$117,001
VCAT LLC, Series 2026-NPL1, Class A1
(Step to 8.10% on 02/25/29), 5.10%, 01/25/56 144A STEP	94,318	93,862
Westlake Automobile Receivables Trust, Series 2023-4A, Class D
7.19%, 07/16/29 144A	100,000	102,759
Zayo Issuer LLC, Series 2025-3A, Class A2
5.57%, 10/20/55 144A	180,000	180,751
Total Asset-Backed Securities (Cost $23,168,979)		23,123,043
CORPORATE BONDS — 25.3%
Acrisure LLC
7.50%, 11/06/30 144A	20,000	20,107
6.75%, 07/01/32 144A	550,000	530,526
Acushnet Co.
5.63%, 12/01/33 144A Δ	10,000	9,948
Advanced Energy Industries, Inc.
2.50%, 09/15/28 CONV	18,000	43,313
AECOM
6.00%, 08/01/33 144A	1,050,000	1,049,818
AEP Texas, Inc.
5.20%, 04/15/36	183,000	180,043
AEP Transmission Co. LLC
5.38%, 06/15/35	446,000	452,961
Air Lease Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 4.65%, 06/15/26ρ ^	120,000	119,782
Airbnb, Inc.
4.65%, 03/16/31	152,000	151,721
5.25%, 03/16/36	63,000	63,089
Albertsons Cos., Inc.
6.25%, 03/15/33 144A	10,000	10,075
5.75%, 03/31/34 144A Δ	20,000	19,592
Alliant Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 5.75%, 04/01/56Δ ^	115,000	111,846
Alliant Holdings Intermediate LLC
6.75%, 04/15/28 144A	31,000	31,187
7.00%, 01/15/31 144A	28,000	28,253
6.50%, 10/01/31 144A	90,000	88,488
Allied Universal Holdco LLC
7.88%, 02/15/31 144A	400,000	412,754
Allison Transmission, Inc.
3.75%, 01/30/31 144A	75,000	69,863
5.88%, 12/01/33 144A	1,110,000	1,103,800
Ally Financial, Inc.
(Variable, U.S. SOFR Index + 1.73%), 5.54%, 01/17/31^	120,000	120,875
Alphabet, Inc.
4.70%, 11/15/35	50,000	49,419
	Par	Value
4.80%, 02/15/36	$223,000	$222,131
5.35%, 11/15/45Δ	75,000	73,378
5.65%, 02/15/56	40,000	39,900
4.38%, 11/06/64(E)	100,000	108,831
5.70%, 11/15/75	35,000	33,948
Amazon.com, Inc.
3.35%, 03/16/32(E)	100,000	114,313
3.70%, 03/16/35(E)	270,000	309,055
4.88%, 03/13/36	147,000	145,717
4.05%, 03/16/39(E)	480,000	545,918
5.80%, 03/13/56	515,000	514,950
Amentum Holdings, Inc.
7.25%, 08/01/32 144A Δ	510,000	528,240
American Airlines, Inc.
5.75%, 04/20/29 144A	10,000	9,952
American Axle & Manufacturing, Inc.
7.75%, 10/15/33 144A Δ	500,000	487,056
American Electric Power Co., Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.75%), 7.05%, 12/15/54^	145,000	149,783
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.94%), 6.05%, 03/15/56^	70,000	69,405
American Homes 4 Rent LP REIT
2.38%, 07/15/31	20,000	17,637
American International Group, Inc.
4.85%, 05/07/30	230,000	232,440
5.13%, 03/27/33	261,000	263,798
American Transmission Systems, Inc.
2.65%, 01/15/32 144A	255,000	228,602
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/33 144A	450,000	464,907
Amrize Finance U.S. LLC
5.40%, 04/07/35Δ	70,000	71,211
Amsted Industries, Inc.
6.38%, 03/15/33 144A	850,000	854,917
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.
7.50%, 07/15/33 144A	400,000	379,765
Antares Holdings LP
3.75%, 07/15/27 144A	505,000	490,951
Antero Midstream Partners LP
6.63%, 02/01/32 144A	20,000	20,512
5.75%, 07/01/34 144A	900,000	887,492
Aon North America, Inc.
5.75%, 03/01/54Δ	65,000	62,679
AppLovin Corporation
5.13%, 12/01/29	100,000	100,603
5.38%, 12/01/31	45,000	45,458
5.50%, 12/01/34	290,000	287,715
Ares Capital Corporation
3.20%, 11/15/31	375,000	324,701
Aretec Group, Inc.
7.50%, 04/01/29 144A Δ	500,000	495,668
Arrow Electronics, Inc.
2.95%, 02/15/32	122,000	107,846

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Arrowhead Pharmaceuticals, Inc.
0.00%, 01/15/32 CONV »	$18,000	$18,668
Arthur J Gallagher & Co.
5.00%, 02/15/32	20,000	20,076
6.50%, 02/15/34	364,000	393,806
5.45%, 07/15/34	30,000	30,488
5.15%, 02/15/35	92,000	91,297
5.75%, 03/02/53	246,000	236,219
Ashtead Capital, Inc.
5.95%, 10/15/33 144A	200,000	206,208
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/32 144A	750,000	778,716
AT&T, Inc.
5.38%, 08/15/35	250,000	253,337
5.13%, 04/30/36	41,000	40,524
3.65%, 06/01/51	130,000	89,335
3.50%, 09/15/53	125,000	82,028
Athene Global Funding
3.72%, 08/22/32(E)	100,000	110,424
Atlassian Corporation
5.50%, 05/15/34Δ	285,000	279,223
Avantor Funding, Inc.
4.63%, 07/15/28 144A	55,000	53,714
Aviation Capital Group LLC
6.25%, 04/15/28 144A	55,000	56,573
6.75%, 10/25/28 144A	100,000	104,717
4.25%, 04/30/29 144A	9,000	8,872
6.38%, 07/15/30 144A	105,000	110,635
4.80%, 10/24/30 144A	200,000	197,935
4.88%, 01/28/33 144A	12,000	11,595
Axon Enterprise, Inc.
6.13%, 03/15/30 144A	30,000	30,571
6.25%, 03/15/33 144A	1,020,000	1,042,023
Baker Hughes Holdings LLC
5.00%, 06/15/36	156,000	153,222
5.85%, 06/15/56	160,000	156,676
Baldwin Insurance Group Holdings LLC
7.13%, 05/15/31 144A Δ	600,000	603,432
Ball Corporation
5.50%, 09/15/33Δ	366,000	366,560
Bank of America Corporation
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 04/24/28^	110,000	109,188
(Variable, U.S. SOFR + 1.63%), 5.20%, 04/25/29^	220,000	223,165
(Variable, U.S. SOFR + 1.32%), 2.69%, 04/22/32^	365,000	330,889
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33Δ ^	60,000	54,329
(Variable, U.S. SOFR + 1.31%), 5.51%, 01/24/36^	35,000	35,705
(Variable, U.S. SOFR + 1.64%), 5.46%, 05/09/36^	544,000	555,047
Baxter International, Inc.
4.90%, 12/15/30	166,000	163,912
5.65%, 12/15/35	195,000	190,538
Beach Acquisition Bidco LLC
5.25%, 07/15/32(E)	100,000	111,139
	Par	Value
Beach Acquisition Bidco LLC PIK
Cash coupon 10.00% or PIK 10.75%, 07/15/33 144A 1	$621,619	$662,486
Becton, Dickinson and Co.
4.87%, 02/08/29	410,000	414,635
Beignet Investor LLC
6.58%, 05/30/49 144A	820,000	843,723
Berkshire Hathaway Energy Co.
5.15%, 11/15/43	66,000	61,546
4.60%, 05/01/53	205,000	167,785
BGC Group, Inc.
6.15%, 04/02/30	110,000	111,940
Black Pearl Compute LLC
6.13%, 02/15/31 144A	454,000	462,647
Blackstone Private Credit Fund
6.00%, 01/29/32	4,000	3,881
Block, Inc.
3.50%, 06/01/31Δ	285,000	259,389
Bloom Energy Corporation
0.00%, 11/15/30 144A CONV »	17,000	18,144
Blue Owl Finance LLC
6.25%, 04/18/34Δ	153,000	147,184
Boeing Co. (The)
6.39%, 05/01/31	155,000	165,349
6.53%, 05/01/34	585,000	637,509
5.71%, 05/01/40	120,000	120,245
5.81%, 05/01/50Δ	912,000	882,214
6.86%, 05/01/54	440,000	484,649
5.93%, 05/01/60	10,000	9,607
7.01%, 05/01/64	50,000	55,328
Booking Holdings, Inc.
3.00%, 11/07/30(E)	460,000	518,871
4.00%, 03/01/44(E)	100,000	103,620
3.88%, 03/21/45(E)	100,000	102,063
Booz Allen Hamilton, Inc.
5.95%, 04/15/35Δ	176,000	177,549
Boston Gas Co.
5.84%, 01/10/35 144A	422,000	442,829
Boston Properties LP REIT
2.55%, 04/01/32	234,000	200,900
Broadcom, Inc.
4.55%, 02/15/32	108,000	107,105
3.47%, 04/15/34	670,000	603,637
5.20%, 07/15/35	100,000	100,816
3.14%, 11/15/35 144A	140,000	119,003
5.70%, 01/15/56Δ	297,000	295,670
Brown & Brown, Inc.
5.25%, 06/23/32	47,000	46,942
5.55%, 06/23/35Δ	40,000	39,968
6.25%, 06/23/55Δ	63,000	62,881
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/32 144A Δ	400,000	404,539
Bundesrepublik Deutschland Bundesanleihe
2.60%, 08/15/35	1,000,000	1,116,956
Burlington Northern Santa Fe LLC
5.50%, 03/15/55	553,000	533,509

	Par	Value
Burlington Stores, Inc.
1.25%, 12/15/27 CONV Δ	$26,000	$43,030
Campbell's Company (The)
5.40%, 03/21/34	115,000	111,653
Capital One Financial Corporation
(Variable, U.S. SOFR + 1.99%), 5.88%, 07/26/35^	15,000	15,370
(Variable, U.S. SOFR + 2.04%), 6.18%, 01/30/36^	125,000	127,204
(Variable, U.S. SOFR + 1.63%), 5.20%, 09/11/36^	100,000	96,982
Carlyle Group, Inc. (The)
5.05%, 09/19/35Δ	360,000	347,683
Carnival Corporation
4.00%, 08/01/28 144A	95,000	92,804
5.75%, 03/15/30 144A	230,000	231,950
5.75%, 08/01/32 144A	220,000	220,203
6.13%, 02/15/33 144A Δ	215,000	217,264
Carvana Co. PIK
Cash coupon 9.00% or PIK 14.00%, 06/01/31 144A Δ 1	631,500	683,282
CCO Holdings LLC
5.00%, 02/01/28 144A	60,000	59,544
4.50%, 05/01/32	1,050,000	938,895
CDW LLC
3.25%, 02/15/29	55,000	52,398
3.57%, 12/01/31	210,000	192,039
5.55%, 08/22/34	185,000	181,884
Celanese U.S. Holdings LLC
5.00%, 04/15/31(E)	100,000	113,645
CenterPoint Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 6.70%, 05/15/55^	35,000	35,561
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.22%), 5.95%, 04/01/56^	80,000	79,315
Champ Acquisition Corporation
8.38%, 12/01/31 144A	500,000	525,314
Charles Schwab Corporation (The)
(Variable, U.S. SOFR + 1.23%), 4.91%, 11/14/36^	445,000	432,710
Charter Communications Operating LLC
6.10%, 06/01/29	72,000	74,596
6.65%, 02/01/34	45,000	46,967
6.55%, 06/01/34	105,000	109,069
6.38%, 10/23/35	363,000	368,869
4.80%, 03/01/50	485,000	358,831
3.95%, 06/30/62	95,000	55,866
Chemours Co. (The)
5.75%, 11/15/28 144A	22,000	21,800
4.63%, 11/15/29 144A	450,000	422,395
Cheniere Energy Partners LP
4.50%, 10/01/29	20,000	19,919
4.00%, 03/01/31	235,000	225,718
3.25%, 01/31/32	55,000	50,144
5.95%, 06/30/33	185,000	194,001
	Par	Value
5.55%, 10/30/35	$244,000	$248,581
Choice Hotels International, Inc.
5.85%, 08/01/34Δ	30,000	30,302
Chord Energy Corporation
6.00%, 10/01/30 144A	138,000	139,913
6.75%, 03/15/33 144A	610,000	630,174
CHS/Community Health Systems, Inc.
5.25%, 05/15/30 144A	600,000	565,873
Cipher Compute LLC
7.13%, 11/15/30 144A Δ	39,000	40,454
Citadel Securities Global Holdings LLC
5.50%, 06/18/30 144A	324,000	329,320
5.75%, 03/27/36 144A	250,000	246,817
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28^	230,000	226,637
(Variable, U.S. SOFR + 1.83%), 6.02%, 01/24/36^	125,000	127,681
Cleveland-Cliffs, Inc.
7.00%, 03/15/32 144A	10,000	9,688
Cloud Software Group, Inc.
9.00%, 09/30/29 144A	20,000	19,313
Cloudflare, Inc.
0.00%, 06/15/30 144A CONV »	7,000	7,950
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/30 144A	400,000	373,582
CMS Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.96%), 6.50%, 06/01/55^	20,000	20,370
Columbia Pipelines Operating Co. LLC
6.54%, 11/15/53 144A Δ	360,000	378,492
Comcast Corporation
6.05%, 05/15/55Δ	352,000	348,612
Commercial Metals Co.
5.75%, 11/15/33 144A	64,000	63,387
6.00%, 12/15/35 144A	91,000	89,806
Compass, Inc.
0.25%, 04/15/31 144A CONV	23,000	19,309
CompoSecure Holdings LLC
5.63%, 02/01/33 144A	650,000	635,485
Comstock Resources, Inc.
6.75%, 03/01/29 144A	550,000	543,305
ConocoPhillips Co.
5.00%, 01/15/35Δ	65,000	65,254
Continental Resources, Inc.
5.75%, 01/15/31 144A	1,170,000	1,192,861
2.88%, 04/01/32 144A	245,000	214,687
COPT Defense Properties LP REIT
4.50%, 10/15/30	223,000	220,212
2.75%, 04/15/31	354,000	320,820
Corebridge Financial, Inc.
4.35%, 04/05/42	283,000	232,835

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Corebridge Global Funding
4.90%, 08/21/32 144A Δ	$261,000	$257,147
Cougar JV Subsidiary LLC
8.00%, 05/15/32 144A Δ	10,000	10,347
Cousins Properties LP REIT
5.88%, 10/01/34	196,000	198,601
Credit Acceptance Corporation
6.63%, 03/15/30 144A	700,000	684,967
CRH America Finance, Inc.
5.00%, 02/09/36	280,000	275,010
CSC Holdings LLC
11.25%, 05/15/28 144A Δ	200,000	163,621
4.13%, 12/01/30 144A Δ	600,000	360,719
4.63%, 12/01/30 144A	400,000	141,597
3.38%, 02/15/31 144A	200,000	117,712
DCP Midstream Operating LP
5.13%, 05/15/29	20,000	20,356
3.25%, 02/15/32	135,000	122,762
Dealer Tire LLC
8.00%, 02/01/28 144A	400,000	391,353
Delek Logistics Partners LP
7.38%, 06/30/33 144A	650,000	655,832
Dell International LLC
5.10%, 02/15/36	180,000	176,072
Delta Air Lines, Inc.
5.25%, 07/10/30	40,000	40,280
DICK'S Sporting Goods, Inc.
4.10%, 01/15/52	535,000	379,282
Dillard's, Inc.
7.75%, 07/15/26	450,000	451,830
Directv Financing LLC
8.88%, 02/01/30 144A	164,000	163,725
10.00%, 02/15/31 144A	530,000	541,458
Discovery Communications LLC
3.63%, 05/15/30	5,000	4,655
6.35%, 06/01/40	50,000	36,891
Discovery Global Holdings, Inc.
4.28%, 03/15/32	250,000	221,562
DISH DBS Corporation
7.75%, 07/01/26	95,000	94,792
5.75%, 12/01/28 144A	115,000	111,297
Dominion Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.21%), 6.63%, 05/15/55^	185,000	187,894
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.01%), 6.20%, 02/15/56^	75,000	74,368
DoorDash, Inc.
0.00%, 05/15/30 144A CONV »	22,000	20,086
Dotdash Meredith, Inc.
7.63%, 06/15/32 144A	500,000	461,740
DR Horton, Inc.
5.00%, 10/15/34	85,000	83,924
5.50%, 10/15/35Δ	70,000	71,064
DTE Energy Co.
3.40%, 06/15/29	67,000	64,855
	Par	Value
Duke Energy Carolinas LLC
4.95%, 01/15/33Δ	$122,000	$123,905
Duke Energy Corporation
5.45%, 06/15/34Δ	165,000	168,726
Duke Energy Florida LLC
6.20%, 11/15/53	231,000	242,057
Eagle Materials, Inc.
5.00%, 03/15/36	216,000	206,928
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	256,000	241,290
Eaton Corporation
4.50%, 03/06/33	200,000	197,316
4.80%, 03/06/36	200,000	197,536
EchoStar Corporation
10.75%, 11/30/29	1,944,286	2,101,512
EchoStar Corporation PIK
Cash coupon 3.88% or PIK 3.88%, 11/30/30 CONV 1	70,900	253,439
Cash coupon 6.75% or PIK 6.75%, 11/30/301	273,005	276,010
Elevance Health, Inc.
4.10%, 05/15/32Δ	25,000	24,014
5.20%, 02/15/35	835,000	833,975
Eli Lilly & Co.
5.50%, 02/12/55Δ	559,000	548,317
Emera U.S. Finance LP
2.64%, 06/15/31	300,000	267,731
EMRLD Borrower LP
6.75%, 07/15/31 144A	20,000	20,584
Energy Transfer LP
5.75%, 02/15/33	225,000	234,089
6.55%, 12/01/33	280,000	302,401
5.55%, 05/15/34	70,000	71,303
5.60%, 09/01/34Δ	135,000	137,636
5.70%, 04/01/35	175,000	179,797
5.95%, 05/15/54	419,000	393,245
Entegris, Inc.
4.75%, 04/15/29 144A	275,000	272,029
Entergy Mississippi LLC
5.80%, 04/15/55Δ	20,000	19,780
Enterprise Products Operating LLC
5.55%, 02/16/55Δ	35,000	33,693
EOG Resources, Inc.
5.35%, 01/15/36	65,000	65,988
EPR Properties REIT
3.60%, 11/15/31	35,000	31,787
Equitable Holdings, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.70%, 03/28/55^	185,000	187,270
ERAC U.S.A. Finance LLC
7.00%, 10/15/37 144A	535,000	610,154
Esab Corporation
5.63%, 04/01/31 144A	69,000	69,656
Essential Utilities, Inc.
5.13%, 03/15/36	85,000	83,847

	Par	Value
Evergy, Inc.
4.50%, 12/15/27 CONV	$14,000	$18,904
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.56%), 6.65%, 06/01/55^	30,000	30,225
Eversource Energy
5.50%, 01/01/34	165,000	167,396
Expedia Group, Inc.
2.95%, 03/15/31Δ	490,000	449,597
5.40%, 02/15/35Δ	395,000	392,038
Extra Space Storage LP REIT
4.95%, 01/15/33Δ	30,000	29,667
Exxon Mobil Corporation
1.41%, 06/26/39(E)	442,000	369,123
Fair Isaac Corporation
6.00%, 05/15/33 144A	1,392,000	1,366,695
Ferguson Enterprises, Inc.
5.00%, 10/03/34	436,000	431,089
Fidelity National Information Services, Inc.
4.55%, 03/10/29	229,000	227,978
Fiesta Purchaser, Inc.
9.63%, 09/15/32 144A	400,000	408,388
FirstEnergy Corporation
3.88%, 01/15/31 144A CONV	28,000	32,312
Fiserv, Inc.
4.40%, 07/01/49Δ	317,000	239,843
Flash Compute LLC
7.25%, 12/31/30 144A	108,000	108,868
Florida Power & Light Co.
2.88%, 12/04/51Δ	209,000	130,080
Flowers Foods, Inc.
5.75%, 03/15/35Δ	97,000	92,725
6.20%, 03/15/55	42,000	34,100
Fluor Corporation
1.13%, 08/15/29 CONV	12,000	14,823
Ford Motor Credit Co. LLC
3.31%, 05/17/29(E)	240,000	270,525
5.73%, 09/05/30Δ	200,000	199,880
5.75%, 04/06/33	200,000	196,369
Foundry JV Holdco LLC
6.10%, 01/25/36 144A	230,000	237,185
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 144A	500,000	507,147
9.13%, 05/15/31 144A	25,000	25,444
8.38%, 04/01/32 144A Δ	10,000	9,847
7.88%, 04/01/33 144A	85,000	79,781
Freshpet, Inc.
3.00%, 04/01/28 CONV	8,000	9,207
FTAI Aviation Investors LLC
7.88%, 12/01/30 144A	950,000	992,736
GA Global Funding Trust
3.75%, 06/20/32(E)	100,000	110,006
GE Vernova, Inc.
4.25%, 02/04/31Δ	95,000	93,962
4.88%, 02/04/36	80,000	79,320
5.50%, 02/04/56	25,000	24,067
	Par	Value
General Motors Financial Co., Inc.
5.85%, 04/06/30Δ	$5,000	$5,177
5.45%, 07/15/30Δ	110,000	112,636
Genesis Energy LP
6.75%, 03/15/34	233,000	232,059
Georgia Power Co.
4.95%, 05/17/33Δ	203,000	204,710
GFL Environmental Holdings U.S., Inc.
5.50%, 02/01/34 144A	79,000	77,582
Glencore Funding LLC
6.13%, 10/06/28 144A Δ	150,000	155,271
2.50%, 09/01/30 144A	55,000	50,032
6.38%, 10/06/30 144A	180,000	191,028
2.85%, 04/27/31 144A Δ	420,000	382,491
5.70%, 05/08/33 144A Δ	120,000	123,822
6.50%, 10/06/33 144A	740,000	801,076
5.67%, 04/01/35 144A Δ	10,000	10,220
Go Daddy Operating Co. LLC
5.25%, 12/01/27 144A	85,000	84,716
Goldman Sachs Group, Inc. (The)
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 06/05/28^	110,000	109,046
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 04/23/29^	150,000	147,990
(Variable, U.S. SOFR + 1.14%), 4.69%, 10/23/30^	265,000	265,259
(Variable, U.S. SOFR + 1.28%), 2.62%, 04/22/32^	115,000	103,336
(Variable, Euribor 3M + 1.15%), 3.50%, 01/23/33(E) ^	100,000	113,354
(Variable, U.S. SOFR + 1.41%), 3.10%, 02/24/33^	25,000	22,587
(Variable, U.S. SOFR + 1.42%), 5.02%, 10/23/35^	303,000	297,498
(Variable, U.S. SOFR + 1.33%), 4.94%, 10/21/36^	35,000	33,907
(Variable, U.S. SOFR + 1.19%), 5.07%, 01/21/37^	525,000	513,474
6.75%, 10/01/37	180,000	194,281
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.18%), 5.39%, 02/02/41^	279,000	269,658
Granite Construction, Inc.
3.75%, 05/15/28 CONV	9,000	23,648
Gray Media, Inc.
9.63%, 07/15/32 144A	400,000	400,347
Guidewire Software, Inc.
1.25%, 11/01/29 CONV	15,000	14,972
Halozyme Therapeutics, Inc.
0.88%, 11/15/32 144A CONV	14,000	13,846
Hawaiian Electric Co., Inc.
6.00%, 10/01/33 144A Δ	900,000	899,457
HCA, Inc.
3.50%, 09/01/30	40,000	37,998
2.38%, 07/15/31	30,000	26,524
5.50%, 06/01/33	210,000	214,275
5.60%, 04/01/34	85,000	86,833

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.45%, 09/15/34Δ	$402,000	$405,897
4.90%, 11/15/35	5,000	4,836
5.13%, 06/15/39	252,000	237,625
5.70%, 11/15/55Δ	226,000	210,387
Helmerich & Payne, Inc.
5.50%, 12/01/34	236,000	232,136
Herc Holdings, Inc.
7.00%, 06/15/30 144A	20,000	20,522
Hercules LLC
6.50%, 06/30/29	130,000	130,604
Hess Midstream Operations LP
4.25%, 02/15/30 144A	145,000	139,407
Highwoods Realty LP REIT
5.35%, 01/15/33Δ	449,000	438,651
Hilcorp Energy I LP
6.00%, 04/15/30 144A	15,000	14,610
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32 144A	155,000	140,996
5.88%, 03/15/33 144A	1,050,000	1,057,009
5.50%, 03/31/34 144A	68,000	66,488
Hilton Grand Vacations Borrower LLC
4.88%, 07/01/31 144A Δ	20,000	18,065
6.63%, 01/15/32 144A	45,000	44,492
Hologic, Inc.
3.25%, 02/15/29 144A	165,000	164,816
Home Depot, Inc. (The)
3.63%, 04/15/52	671,000	479,483
Honeywell Aerospace, Inc.
4.60%, 03/16/33 144A Δ	260,000	257,093
4.95%, 03/16/36 144A	303,000	300,754
Host Hotels & Resorts LP REIT
5.50%, 04/15/35	180,000	178,676
Howard Midstream Energy Partners LLC
7.38%, 07/15/32 144A	10,000	10,378
Humana, Inc.
5.38%, 04/15/31Δ	219,000	221,415
5.55%, 05/01/35	392,000	387,800
Hyundai Capital America
5.25%, 01/08/27 144A	74,000	74,428
6.38%, 04/08/30 144A	243,000	255,095
4.50%, 09/18/30 144A Δ	235,000	231,175
Icahn Enterprises LP
10.00%, 11/15/29 144A	550,000	542,519
Ingersoll Rand, Inc.
5.70%, 08/14/33	370,000	384,509
Insulet Corporation
6.50%, 04/01/33 144A	1,000,000	1,021,437
Intel Corporation
5.15%, 02/21/34Δ	285,000	284,323
5.70%, 02/10/53Δ	253,000	233,146
InterDigital, Inc.
3.50%, 06/01/27 CONV	6,000	23,430
Invitation Homes Operating Partnership LP REIT
4.88%, 02/01/35	40,000	38,190
	Par	Value
IQVIA, Inc.
6.25%, 06/01/32 144A	$900,000	$915,067
Iron Mountain, Inc. REIT
5.25%, 07/15/30 144A	145,000	140,959
6.25%, 01/15/33 144A Δ	1,100,000	1,097,363
ITC Holdings Corporation
4.88%, 04/15/31 144A	95,000	95,086
5.50%, 04/15/36 144A	80,000	80,267
Itron, Inc.
1.38%, 07/15/30 CONV	11,000	11,083
Jacobs Solutions, Inc.
5.38%, 03/03/36	104,000	101,494
Jane Street Group
6.13%, 11/01/32 144A	1,100,000	1,088,729
Jefferies Financial Group, Inc.
6.25%, 01/15/36	350,000	355,094
5.50%, 02/15/36Δ	399,000	383,193
6.50%, 01/20/43	260,000	253,619
Jersey Central Power & Light Co.
2.75%, 03/01/32 144A	88,000	79,091
5.10%, 01/15/35Δ	125,000	125,004
JH North America Holdings, Inc.
5.88%, 01/31/31 144A	389,000	386,038
6.13%, 07/31/32 144A	287,000	286,318
JPMorgan Chase & Co.
(Variable, U.S. SOFR + 1.16%), 5.58%, 04/22/30^	370,000	381,400
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 05/13/31^	270,000	251,642
(Variable, U.S. SOFR + 1.07%), 1.95%, 02/04/32^	370,000	325,885
(Variable, U.S. SOFR + 2.08%), 4.91%, 07/25/33^	25,000	25,026
(Variable, Euribor 3M + 1.05%), 3.59%, 01/23/36(E) ^	417,000	465,207
(Variable, U.S. SOFR + 1.32%), 5.50%, 01/24/36^	658,000	673,722
(Variable, U.S. SOFR + 1.68%), 5.57%, 04/22/36^	65,000	67,007
(Variable, U.S. SOFR + 1.64%), 5.58%, 07/23/36^	40,000	40,523
(Variable, U.S. SOFR + 1.07%), 4.90%, 01/22/37Δ ^	180,000	176,199
(Variable, U.S. SOFR + 1.58%), 3.33%, 04/22/52Δ ^	104,000	70,866
KeHE Distributors LLC
9.00%, 02/15/29 144A	400,000	416,920
Kenvue, Inc.
5.05%, 03/22/53	145,000	131,229
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	40,000	43,351
6.95%, 01/15/38	50,000	55,853
Kinder Morgan, Inc.
5.85%, 06/01/35Δ	90,000	94,352
Kingpin Intermediate Holdings LLC
7.25%, 10/15/32 144A Δ	87,000	77,089
Kraft Heinz Foods Co.
4.38%, 06/01/46	422,000	330,267

	Par	Value
Kroger Co. (The)
5.50%, 09/15/54Δ	$464,000	$431,219
L3Harris Technologies, Inc.
5.40%, 01/15/27	15,000	15,122
5.40%, 07/31/33	160,000	164,214
5.35%, 06/01/34	167,000	169,821
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 144A	35,000	34,618
LBM Acquisition LLC
6.25%, 01/15/29 144A Δ	400,000	292,789
LCM Investments Holdings II LLC
8.25%, 08/01/31 144A Δ	10,000	10,418
Leidos, Inc.
4.38%, 05/15/30	370,000	364,136
2.30%, 02/15/31	35,000	31,160
5.75%, 03/15/33	140,000	145,195
5.00%, 03/15/36	277,000	267,909
Level 3 Financing, Inc.
6.88%, 06/30/33 144A	525,000	535,033
Liberty Mutual Group, Inc.
3.88%, 09/26/35(E)	660,000	731,380
LifePoint Health, Inc.
10.00%, 06/01/32 144A Δ	20,000	20,450
Ligand Pharmaceuticals, Inc.
0.75%, 10/01/30 144A CONV	13,000	15,756
LPL Holdings, Inc.
4.00%, 03/15/29 144A Δ	394,000	382,878
5.65%, 03/15/35	41,000	40,710
5.75%, 06/15/35	321,000	319,882
LSEG U.S. Finance Corporation
5.30%, 03/28/34 144A	290,000	292,118
Lumentum Holdings, Inc.
0.38%, 03/15/32 144A CONV	8,000	30,836
LXP Industrial Trust REIT
2.70%, 09/15/30	506,000	461,858
LYB International Finance III LLC
5.13%, 01/15/31Δ	20,000	20,036
3.63%, 04/01/51Δ	210,000	135,513
Lyft, Inc.
0.00%, 09/15/30 144A CONV »	16,000	15,087
M&T Bank Corporation
(Variable, U.S. SOFR Index + 1.78%), 4.55%, 08/16/28^	110,000	109,970
(Variable, U.S. SOFR + 2.26%), 6.08%, 03/13/32Δ ^	576,000	604,012
Madison IAQ LLC
5.88%, 06/30/29 144A Δ	20,000	19,627
Magnolia Oil & Gas Operating LLC
6.88%, 12/01/32 144A Δ	600,000	617,830
Manitowoc Co., Inc. (The)
9.25%, 10/01/31 144A Δ	500,000	522,764
Maple Parent Holdings Corporation
4.73%, 03/26/35(E)	140,000	161,628
Marriott International, Inc.
5.30%, 05/15/34Δ	50,000	50,486
5.50%, 04/15/37	200,000	199,213
	Par	Value
5.10%, 05/01/38	$19,000	$18,071
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29 144A	25,000	23,722
Mars, Inc.
4.80%, 03/01/30 144A	330,000	333,537
5.20%, 03/01/35 144A	429,000	433,240
5.70%, 05/01/55 144A	445,000	434,210
Marsh & McLennan Cos., Inc.
4.85%, 11/15/31	183,000	184,606
5.00%, 03/15/35	225,000	224,161
5.40%, 03/15/55Δ	196,000	183,948
Marvell Technology, Inc.
5.95%, 09/15/33Δ	120,000	127,045
Masco Corporation
6.50%, 08/15/32	27,000	29,150
Matador Resources Co.
6.50%, 04/15/32 144A	10,000	10,116
6.00%, 04/15/34 144A	600,000	596,572
Mauser Packaging Solutions Holding Co.
9.25%, 04/15/30 144A Δ	30,000	27,899
Maxam Prill S.a.r.l.
6.00%, 07/15/30(E)	500,000	573,218
Medline Borrower LP
6.25%, 04/01/29 144A	80,000	81,619
5.25%, 10/01/29 144A	20,000	19,836
Meritage Homes Corporation
5.65%, 03/15/35Δ	325,000	324,809
Meta Platforms, Inc.
5.50%, 11/15/45	30,000	28,409
5.63%, 11/15/55	309,000	289,861
5.75%, 11/15/65Δ	25,000	23,238
MetLife, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 6.35%, 03/15/55^	15,000	15,228
Michaels Cos., Inc. (The)
8.50%, 03/15/33 144A	700,000	682,184
Microchip Technology, Inc.
0.00%, 02/15/30 144A CONV »	12,000	11,727
Microsoft Corporation
2.53%, 06/01/50	152,000	91,214
2.68%, 06/01/60	177,000	98,979
MKS, Inc.
1.25%, 06/01/30 CONV	9,000	14,891
4.25%, 02/15/34(E)	100,000	110,629
Molina Healthcare, Inc.
4.38%, 06/15/28 144A	55,000	53,218
6.50%, 02/15/31 144A	171,000	168,325
3.88%, 05/15/32 144A	130,000	113,016
Morgan Stanley
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	150,000	139,316
(Variable, U.S. SOFR + 3.12%), 3.62%, 04/01/31Δ ^	676,000	648,408

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, Euribor 3M + 0.91%), 3.38%, 01/23/32(E) ^	$200,000	$227,084
(Variable, U.S. SOFR + 2.56%), 6.34%, 10/18/33^	20,000	21,408
(Variable, U.S. SOFR + 1.87%), 5.25%, 04/21/34^	65,000	65,226
(Variable, U.S. SOFR + 1.88%), 5.42%, 07/21/34^	726,000	736,921
(Variable, U.S. SOFR + 2.05%), 6.63%, 11/01/34^	81,000	88,170
(Variable, U.S. SOFR + 1.73%), 5.47%, 01/18/35^	18,000	18,303
(Variable, Euribor 3M + 1.24%), 3.96%, 03/21/35(E) ^	100,000	114,461
(Variable, U.S. SOFR + 1.58%), 5.83%, 04/19/35^	800,000	830,816
(Variable, U.S. SOFR + 1.56%), 5.32%, 07/19/35^	40,000	40,152
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	190,000	163,546
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 01/19/38^	412,000	422,264
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.17%), 5.31%, 01/18/41^	110,000	106,239
Motorola Solutions, Inc.
5.40%, 04/15/34	180,000	182,310
5.55%, 08/15/35	88,000	90,002
MPLX LP
5.00%, 03/01/33	25,000	24,871
4.70%, 04/15/48	40,000	32,540
MPT Operating Partnership LP REIT
7.00%, 02/15/32(E)	100,000	114,158
8.50%, 02/15/32 144A	500,000	507,301
MSCI, Inc.
5.25%, 09/01/35	130,000	127,401
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	605,000	661,372
Nabors Industries, Inc.
8.88%, 08/15/31 144A Δ	450,000	469,085
National Grid North America, Inc.
3.92%, 06/03/35(E)	555,000	631,884
Navient Corporation
6.75%, 06/15/26	125,000	125,375
7.88%, 06/15/32Δ	10,000	8,928
NCL Corporation, Ltd.
0.88%, 04/15/30 144A CONV	18,000	18,725
6.75%, 02/01/32 144A	105,000	104,280
NCL Finance, Ltd.
6.13%, 03/15/28 144A	25,000	25,227
Neptune Bidco U.S., Inc.
9.29%, 04/15/29 144A	550,000	551,979
NetApp, Inc.
5.50%, 03/17/32	90,000	92,177
5.70%, 03/17/35	85,000	86,631
Netflix, Inc.
3.63%, 05/15/27(E)	100,000	116,511
New Flyer Holdings, Inc.
9.25%, 07/01/30 144A	550,000	588,311
	Par	Value
Newell Brands, Inc.
6.63%, 05/15/32Δ	$600,000	$574,817
News Corporation
3.88%, 05/15/29 144A	459,000	443,079
NextEra Energy Capital Holdings, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.75%, 06/15/54^	15,000	15,536
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 6.38%, 08/15/55Δ ^	15,000	15,289
(Variable, EURIBOR ICE Swap Rate 5Y + 1.90%), 4.50%, 05/15/56(E) ^	200,000	222,805
NiSource, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.04%), 5.75%, 07/15/56Δ ^	40,000	39,404
Nordson Corporation
5.80%, 09/15/33	25,000	25,996
Norsk Hydro ASA
3.75%, 06/17/33	120,000	137,124
Northern States Power Co.
5.05%, 05/15/35Δ	213,000	214,564
Northwestern Mutual Life Insurance Co. (The)
6.17%, 05/29/55 144A Δ	354,000	363,956
NRG Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.92%), 10.25%, 03/15/28 144A ρ ^	15,000	16,190
5.41%, 10/15/35 144A Δ	55,000	53,985
6.00%, 01/15/36 144A	1,050,000	1,041,077
Nutanix, Inc.
0.50%, 12/15/29 CONV	18,000	16,281
nVent Finance S.a.r.l.
5.65%, 05/15/33Δ	240,000	246,401
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.67%, 10/01/50	347,000	212,166
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/33 144A	52,000	53,911
Occidental Petroleum Corporation
6.45%, 09/15/36	355,000	379,539
Olympus Water U.S. Holding Corporation
3.88%, 10/01/28(E)	100,000	112,557
Oncor Electric Delivery Co. LLC
5.35%, 04/01/35	272,000	278,081
OneMain Finance Corporation
7.50%, 05/15/31	950,000	955,676
6.75%, 03/15/32	40,000	38,859
ONEOK, Inc.
6.50%, 09/01/30 144A Δ	10,000	10,589
Open Text Holdings, Inc.
4.13%, 02/15/30 144A	16,000	14,310

	Par	Value
Oracle Corporation
4.95%, 02/04/31Δ	$199,000	$194,777
5.35%, 05/04/33	178,000	173,343
5.20%, 09/26/35Δ	360,000	337,860
5.70%, 02/04/36	313,000	301,082
4.00%, 07/15/46	231,000	155,739
3.95%, 03/25/51	158,000	100,183
6.00%, 08/03/55	14,000	11,749
5.95%, 09/26/55	179,000	150,699
6.70%, 02/04/56	217,000	201,556
6.85%, 02/04/66	188,000	173,003
Osaic Holdings, Inc.
6.75%, 08/01/32 144A Δ	106,000	106,092
8.00%, 08/01/33 144A Δ	500,000	494,009
Owens Corning
7.00%, 12/01/36	523,000	583,537
Pacific Gas and Electric Co.
6.40%, 06/15/33	176,000	186,898
4.95%, 07/01/50	53,019	43,953
6.10%, 10/15/55	80,000	76,901
Paramount Global
7.88%, 07/30/30	90,000	93,991
4.95%, 01/15/31	103,000	95,451
4.20%, 05/19/32Δ	53,000	45,459
Park Intermediate Holdings LLC REIT
7.00%, 02/01/30 144A	10,000	10,129
Patrick Industries, Inc.
6.38%, 11/01/32 144A	600,000	600,787
Paychex, Inc.
5.10%, 04/15/30	94,000	94,882
5.35%, 04/15/32	363,000	364,994
5.60%, 04/15/35Δ	70,000	70,331
PBF Holding Co. LLC
7.88%, 09/15/30 144A Δ	400,000	411,031
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	345,000	398,011
PennyMac Financial Services, Inc.
6.88%, 02/15/33 144A	970,000	928,917
Permian Resources Operating LLC
6.25%, 02/01/33 144A	20,000	20,387
PG&E Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.88%), 7.38%, 03/15/55^	600,000	604,347
Pilgrim's Pride Corporation
4.25%, 04/15/31	35,000	33,465
3.50%, 03/01/32	343,000	311,689
6.88%, 05/15/34	59,000	63,768
Pinnacle West Capital Corporation
4.75%, 06/15/27 CONV	17,000	19,482
Plains All American Pipeline LP
3.80%, 09/15/30	85,000	81,975
5.70%, 09/15/34	247,000	252,627
5.60%, 01/15/36	330,000	331,208
PLT VII Finance S.a.r.l.
6.00%, 06/15/31(E)	420,000	491,045
	Par	Value
PNC Financial Services Group, Inc. (The)
(Variable, U.S. SOFR + 1.33%), 4.90%, 05/13/31^	$230,000	$231,464
(Variable, U.S. SOFR + 1.90%), 5.68%, 01/22/35^	157,000	161,558
(Variable, U.S. SOFR + 1.39%), 5.58%, 01/29/36^	551,000	562,714
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.17%), 5.42%, 01/25/41^	55,000	53,905
Post Holdings, Inc.
2.50%, 08/15/27 CONV	15,000	16,268
4.50%, 09/15/31 144A	700,000	651,669
PPL Electric Utilities Corporation
5.25%, 05/15/53	471,000	436,911
Prairie Acquiror LP
9.00%, 08/01/29 144A	500,000	518,288
Prestige Brands, Inc.
3.75%, 04/01/31 144A	1,200,000	1,100,723
Prime Healthcare Services, Inc.
9.38%, 09/01/29 144A	500,000	518,847
Private Export Funding Corporation
3.85%, 01/27/28 144A	1,490,000	1,486,130
Progressive Corporation (The)
5.15%, 03/26/36	263,000	263,485
PSEG Power LLC
5.20%, 05/15/30 144A	485,000	492,725
Quikrete Holdings, Inc.
6.38%, 03/01/32 144A	1,100,000	1,116,228
QXO Building Products, Inc.
6.75%, 04/30/32 144A	10,000	10,209
RAY Financing LLC
6.50%, 07/15/31(E)	130,000	150,612
RB Global Holdings, Inc.
7.75%, 03/15/31 144A	1,000,000	1,037,051
Regal Rexnord Corporation
6.30%, 02/15/30	79,000	82,809
6.40%, 04/15/33	306,000	323,581
Risewell Homes, Inc.
8.50%, 11/01/30 144A	600,000	587,443
Rocket Mortgage LLC
2.88%, 10/15/26 144A Δ	135,000	133,615
3.63%, 03/01/29 144A	15,000	14,214
3.63%, 03/01/29	130,000	123,184
3.88%, 03/01/31 144A Δ	570,000	526,260
4.00%, 10/15/33 144A Δ	185,000	165,969
Rockies Express Pipeline LLC
6.75%, 03/15/33 144A	450,000	463,486
6.88%, 04/15/40 144A	500,000	498,118
Royal Caribbean Cruises, Ltd.
5.50%, 04/01/28 144A	375,000	379,367
5.63%, 09/30/31 144A	391,000	394,950
6.25%, 03/15/32 144A	50,000	51,129
6.00%, 02/01/33 144A	377,000	380,859
4.75%, 05/15/33	181,000	174,818
5.38%, 01/15/36Δ	272,000	267,337

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.25%, 02/27/38Δ	$136,000	$129,435
Rubrik, Inc.
0.00%, 06/15/30 144A CONV »	28,000	24,199
Salesforce, Inc.
4.90%, 09/15/31	353,000	352,584
5.55%, 03/15/36	368,000	366,994
Sammons Financial Group, Inc.
6.88%, 04/15/34 144A Δ	361,000	382,781
Seagate HDD Cayman
3.50%, 06/01/28 CONV	9,000	42,759
Sempra
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 6.40%, 10/01/54^	110,000	109,693
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.14%), 6.55%, 04/01/55^	75,000	75,022
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 6.38%, 04/01/56^	45,000	45,216
Sensata Technologies, Inc.
3.75%, 02/15/31 144A Δ	205,000	190,293
Sinclair Television Group, Inc.
8.13%, 02/15/33 144A	400,000	407,000
Six Flags Entertainment Corporation
6.50%, 10/01/28	20,000	19,980
8.63%, 01/15/32 144A Δ	200,000	200,460
6.63%, 05/01/32 144A Δ	600,000	599,129
SM Energy Co.
8.38%, 07/01/28 144A	65,000	66,825
6.75%, 08/01/29 144A	90,000	91,421
8.63%, 11/01/30 144A	25,000	26,392
Snap, Inc.
6.88%, 03/01/33 144A	600,000	567,054
Snowflake, Inc.
0.00%, 10/01/29 CONV »	23,000	28,189
Solstice Advanced Materials, Inc.
5.63%, 09/30/33 144A	106,000	104,625
Southern Co. (The)
5.70%, 03/15/34	370,000	383,529
(Variable, 2.11% - EUR Swap Rate 5Y), 1.88%, 09/15/81(E) ^	150,000	168,207
Southern Co. Gas Capital Corporation
5.75%, 09/15/33	30,000	31,187
Spire, Inc.
4.60%, 09/01/31	534,000	527,931
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.56%), 6.25%, 06/01/56^	482,000	478,136
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.33%), 6.45%, 06/01/56Δ ^	45,000	44,904
Sprint Capital Corporation
8.75%, 03/15/32	165,000	196,280
Standard Building Solutions, Inc.
6.25%, 08/01/33 144A	20,000	19,794
Star Holding LLC
8.75%, 08/01/31 144A	10,000	10,158
	Par	Value
Star Parent, Inc.
9.00%, 10/01/30 144A	$400,000	$414,900
Starwood Property Trust, Inc.
6.50%, 07/01/30 144A	20,000	20,437
5.75%, 01/15/31 144A	750,000	741,563
Steel Dynamics, Inc.
5.38%, 08/15/34Δ	30,000	30,288
5.25%, 05/15/35	110,000	110,104
Stellantis Finance U.S., Inc.
6.45%, 03/18/35 144A Δ	375,000	369,611
Stewart Information Services Corporation
3.60%, 11/15/31	220,000	194,693
Store Capital LLC REIT
4.63%, 03/15/29	200,000	198,043
2.70%, 12/01/31	436,000	379,670
Stryker Corporation
5.20%, 02/10/35Δ	319,000	323,129
Sunoco LP
5.63%, 03/15/31 144A	29,000	28,887
5.38%, 07/15/31 144A	7,000	6,949
7.25%, 05/01/32 144A	950,000	983,520
Synchrony Financial
(Variable, U.S. SOFR Index + 2.13%), 5.94%, 08/02/30^	90,000	91,474
(Variable, U.S. SOFR + 1.68%), 5.45%, 03/06/31^	65,000	65,015
(Variable, U.S. SOFR + 1.53%), 4.95%, 02/25/32^	14,000	13,594
(Variable, U.S. SOFR + 2.07%), 6.00%, 07/29/36Δ ^	74,000	73,038
Synopsys, Inc.
5.15%, 04/01/35Δ	120,000	120,272
5.70%, 04/01/55Δ	185,000	176,997
Sysco Corporation
6.60%, 04/01/50Δ	17,000	17,579
Takeoff Merger Sub, Inc.
4.85%, 03/24/31 144A	113,000	111,631
Talen Energy Supply LLC
6.25%, 02/01/34 144A	800,000	791,651
6.50%, 02/01/36 144A	10,000	10,075
Tapestry, Inc.
5.50%, 03/11/35Δ	45,000	45,099
Targa Resources Corporation
4.20%, 02/01/33	292,000	276,590
6.13%, 03/15/33	115,000	121,674
6.50%, 03/30/34	320,000	346,037
5.50%, 02/15/35	10,000	10,093
5.55%, 08/15/35	100,000	100,905
4.95%, 04/15/52	330,000	276,594
Targa Resources Partners LP
4.00%, 01/15/32Δ	95,000	90,074
Taylor Morrison Communities, Inc.
5.75%, 11/15/32 144A Δ	155,000	155,320
TD SYNNEX Corporation
6.10%, 04/12/34	435,000	448,890
5.30%, 10/10/35	15,000	14,540

	Par	Value
Temperature 2026-H44 FA
4.16%, 03/20/36	$420,984	$420,770
Tenet Healthcare Corporation
6.75%, 05/15/31	20,000	20,455
Textron, Inc.
2.45%, 03/15/31	25,000	22,524
6.10%, 11/15/33	595,000	627,923
Thermo Fisher Scientific, Inc.
4.47%, 10/07/32	301,000	297,960
Time Warner Cable LLC
6.55%, 05/01/37	35,000	35,314
T-Mobile U.S.A., Inc.
3.88%, 04/15/30	109,000	106,182
3.20%, 02/19/32(E)	300,000	337,757
2.70%, 03/15/32	260,000	231,384
5.05%, 07/15/33Δ	108,000	108,784
5.75%, 01/15/34	607,000	633,243
4.50%, 04/15/50	125,000	101,003
5.85%, 02/15/56	112,000	108,769
TransDigm, Inc.
6.75%, 08/15/28 144A	55,000	55,736
6.88%, 12/15/30 144A	500,000	512,646
6.38%, 05/31/33 144A	560,000	557,457
Travel + Leisure Co.
6.63%, 07/31/26 144A	10,000	10,014
6.00%, 04/01/27	5,000	5,027
4.50%, 12/01/29 144A	110,000	105,252
4.63%, 03/01/30 144A	70,000	66,828
Trimble, Inc.
6.10%, 03/15/33	280,000	293,067
TriNet Group, Inc.
3.50%, 03/01/29 144A	160,000	145,234
U.S. Acute Care Solutions LLC
9.75%, 05/15/29 144A	500,000	483,649
U.S. Foods, Inc.
5.75%, 04/15/33 144A Δ	10,000	9,965
U.S.A. Compression Partners LP
7.13%, 03/15/29 144A	550,000	563,071
Uber Technologies, Inc.
0.88%, 12/01/28 CONV	19,000	22,881
4.80%, 09/15/34	70,000	68,569
4.80%, 09/15/35Δ	50,000	48,542
5.35%, 09/15/54Δ	70,000	64,493
UGI Corporation
5.00%, 06/01/28 CONV	14,000	19,674
UGI International LLC
2.50%, 12/01/29(E)	100,000	107,344
UKG, Inc.
6.88%, 02/01/31 144A	10,000	9,782
Union Pacific Corporation
3.25%, 02/05/50Δ	637,000	431,845
United Rentals North America, Inc.
5.38%, 11/15/33 144A	228,000	221,942
6.13%, 03/15/34 144A	255,000	258,528
Uniti Group LP
6.50%, 02/15/29 144A	30,000	29,163
	Par	Value
8.63%, 06/15/32 144A Δ	$400,000	$407,680
Univision Communications, Inc.
8.50%, 07/31/31 144A	500,000	502,827
Valaris, Ltd.
8.38%, 04/30/30 144A	500,000	518,353
Venture Global LNG, Inc.
9.50%, 02/01/29 144A	30,000	32,454
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.44%), 9.00%, 09/30/29 144A ρ Δ ^	550,000	548,257
8.38%, 06/01/31 144A	550,000	572,272
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30 144A	139,000	143,028
7.50%, 05/01/33 144A	221,000	243,053
6.50%, 01/15/34 144A	250,000	260,770
6.50%, 06/15/34 144A	71,000	73,952
7.75%, 05/01/35 144A	170,000	190,639
6.75%, 01/15/36 144A	15,000	15,897
Veralto Corporation
4.15%, 09/19/31(E)	188,000	220,804
Veritiv Operating Co.
10.50%, 11/30/30 144A	400,000	416,199
Verizon Communications, Inc.
2.36%, 03/15/32	250,000	218,304
5.50%, 02/23/54Δ	15,000	14,189
(Variable, UK Gilts 5Y + 1.82%), 5.74%, 06/15/56(U) ^	300,000	384,143
(Variable, UK Gilts 5Y + 1.71%), 5.74%, 08/15/56(U) ^	200,000	253,492
Vertiv Holdings Co.
5.80%, 03/15/56	45,000	43,289
VF Corporation
4.25%, 03/07/29(E)	100,000	114,601
Viper Energy Partners LLC
5.70%, 08/01/35	340,000	342,858
Virtusa Corporation
7.13%, 12/15/28 144A	300,000	231,361
Visa, Inc.
3.88%, 05/15/44(E)	225,000	246,315
Vistra Operations Co. LLC
4.70%, 01/31/31 144A	390,000	383,941
6.88%, 04/15/32 144A	30,000	31,066
5.70%, 12/30/34 144A	40,000	40,272
5.25%, 10/15/35 144A	35,000	34,015
5.35%, 01/31/36 144A	411,000	402,313
VMware LLC
2.20%, 08/15/31	140,000	122,931
Vulcan Materials Co.
3.50%, 06/01/30	223,000	213,865
5.70%, 12/01/54Δ	279,000	271,079
Walker & Dunlop, Inc.
6.63%, 04/01/33 144A	500,000	489,245
Wand NewCo 3, Inc.
7.63%, 01/30/32 144A	10,000	10,230

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
WEA Finance LLC REIT
2.88%, 01/15/27 144A	$309,000	$305,242
WEC Energy Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.91%), 5.63%, 05/15/56Δ ^	30,000	29,430
Wells Fargo & Co.
(Variable, U.S. SOFR + 1.51%), 3.53%, 03/24/28^	162,000	160,701
(Variable, CME Term SOFR 3M + 1.26%), 2.57%, 02/11/31Δ ^	90,000	83,270
(Variable, U.S. SOFR + 1.50%), 3.35%, 03/02/33Δ ^	469,000	430,759
(Variable, U.S. SOFR + 1.99%), 5.56%, 07/25/34Δ ^	45,000	46,133
(Variable, U.S. SOFR + 1.34%), 4.89%, 09/15/36^	275,000	267,663
(Variable, U.S. SOFR + 1.10%), 4.96%, 01/23/37Δ ^	137,000	133,509
Western Midstream Operating LP
4.05%, 02/01/30	20,000	19,428
6.15%, 04/01/33Δ	265,000	276,724
5.45%, 11/15/34	95,000	94,120
5.50%, 12/15/35Δ	31,000	30,503
5.45%, 04/01/44	10,000	8,912
5.30%, 03/01/48	50,000	42,302
5.50%, 08/15/48	5,000	4,324
5.25%, 02/01/50Δ	25,000	21,105
Westinghouse Air Brake Technologies Corporation
5.61%, 03/11/34	203,000	208,884
5.50%, 05/29/35	190,000	194,067
Westlake Corporation
5.55%, 11/15/35Δ	25,000	24,931
6.38%, 11/15/55	25,000	24,722
Weyerhaeuser Co. REIT
6.88%, 12/15/33	250,000	273,114
Whistler Pipeline LLC
5.70%, 09/30/31 144A	30,000	30,854
5.95%, 09/30/34 144A	35,000	35,876
White Cap Supply Holdings LLC
7.38%, 11/15/30 144A Δ	500,000	485,374
Williams Cos., Inc. (The)
5.15%, 03/15/34	115,000	115,192
Willis North America, Inc.
5.15%, 03/15/36	28,000	27,285
WMG Acquisition Corporation
3.75%, 12/01/29 144A	434,000	413,214
3.88%, 07/15/30 144A	150,000	141,096
WPP 2025 LLC
6.50%, 03/30/36	160,000	157,749
WR Grace Holdings LLC
5.63%, 08/15/29 144A	20,000	18,414
WULF Compute LLC
7.75%, 10/15/30 144A Δ	683,000	722,146
Xcel Energy, Inc.
5.60%, 04/15/35	207,000	210,462
	Par	Value
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/31 144A Δ	$650,000	$684,610
Yum! Brands, Inc.
4.63%, 01/31/32	255,000	243,682
ZF North America Capital, Inc.
6.88%, 04/14/28 144A Δ	150,000	152,236
6.75%, 04/23/30 144A	150,000	145,212
Zoetis, Inc.
0.25%, 06/15/29 144A CONV	12,000	11,940
Total Corporate Bonds (Cost $174,859,963)		173,543,027
FOREIGN BONDS — 52.8%
Angola — 0.1%
Angolan Government International Bond
9.38%, 03/31/33 144A	498,000	493,284
Argentina — 0.3%
Argentine Republic Government International Bond
(Step to 4.75% on 07/09/27), 4.13%, 07/09/35 STEP	65,000	46,963
Already stepped, no disclosure, 5.00%, 01/09/38 STEP	1,200,000	904,800
Provincia de Cordoba
8.60%, 02/03/35 144A Δ	1,016,000	971,550
		1,923,313
Australia — 1.4%
APA Infrastructure, Ltd.
5.13%, 09/16/34 144A Δ	167,000	165,632
2.50%, 03/15/36(U)	305,000	297,160
5.75%, 09/16/44 144A	276,000	274,309
Australia Government Bond
1.00%, 12/21/30(A)	246,000	143,537
4.25%, 12/21/35(A)	467,000	304,621
2.75%, 05/21/41(A)	3,562,000	1,840,658
3.00%, 03/21/47(A)	2,617,000	1,279,195
BHP Billiton Finance, Ltd.
3.64%, 09/04/35(E)	400,000	448,104
Commonwealth Bank of Australia
2.69%, 03/11/31 144A	500,000	452,635
3.78%, 03/14/32 144A	200,000	187,987
Currenta Group Holdings S.a.r.l.
5.50%, 05/15/30(E)	100,000	115,175
Fortescue Treasury Pty, Ltd.
4.38%, 04/01/31 144A Δ	910,000	860,627
IREN, Ltd.
1.00%, 06/01/33 144A CONV	23,000	20,407
Mineral Resources, Ltd.
8.00%, 11/01/27 144A	5,000	5,068
9.25%, 10/01/28 144A	15,000	15,555
7.00%, 04/01/31 144A Δ	20,000	20,456
NBN Co., Ltd.
5.75%, 10/06/28 144A	214,000	221,219

	Par	Value
3.38%, 11/29/32	$547,000	$623,590
New South Wales Treasury Corporation
3.50%, 11/20/37(A)	225,000	125,665
Northern Star Resources, Ltd.
6.13%, 04/11/33 144A	472,000	488,222
Northern Territory Treasury Corporation
6.00%, 04/21/39(A)	300,000	205,453
Queensland Treasury Corporation
3.38%, 03/18/36 144A	181,000	206,361
Santos Finance, Ltd.
5.75%, 11/13/35 144A	408,000	409,280
Transurban Finance Co. Pty, Ltd.
4.23%, 04/26/33(E)	335,000	395,341
4.03%, 11/26/37(E)	100,000	113,629
Treasury Corporation of Victoria
3.63%, 09/29/40(E)	200,000	226,167
		9,446,053
Austria — 0.1%
ams-OSRAM AG
10.50%, 03/30/29(E)	400,000	485,836
Benteler International Austria GmbH
7.25%, 06/15/31(E)	100,000	120,149
Erste Group Bank AG
(Variable, EURIBOR ICE Swap Rate 5Y + 1.27%), 3.75%, 04/21/36(E) ^	300,000	338,369
		944,354
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic
6.95%, 03/18/30	204,000	219,263
Belgium — 0.4%
Belfius Bank SA
(Variable, EURIBOR ICE Swap Rate 5Y + 1.30%), 4.00%, 04/29/38(E) †	200,000	225,910
Crelan SA
(Variable, EURIBOR ICE SWAP RATE + 2.85%), 6.00%, 02/28/30(E) ^	400,000	492,215
Kingdom of Belgium Government Bond
3.40%, 06/22/36(E) 144A	526,000	596,754
Ministeries Van de Vlaamse Gemeenschap
3.38%, 06/22/35	400,000	451,873
3.68%, 06/22/40(E)	200,000	220,198
Ontex Group NV
5.25%, 04/15/30(E)	100,000	106,395
Proximus SADP
(Variable, EURIBOR ICE Swap Rate 5Y + 2.41%), 4.75%, 07/02/31(E) ρ ^	100,000	115,124
Shurgard Luxembourg S.a.r.l.
3.63%, 10/22/34(E)	400,000	432,682
	Par	Value
4.00%, 05/27/35(E)	$200,000	$221,026
		2,862,177
Bermuda — 0.1%
Bermuda Government International Bond
2.38%, 08/20/30 144A	203,000	184,020
5.00%, 07/15/32 144A	300,000	299,700
5.00%, 07/15/32	392,000	391,608
		875,328
Brazil — 1.5%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/31(B)	9,114,000	1,536,770
10.00%, 01/01/35(B)	34,990,000	5,498,296
Brazilian Government International Bond
6.63%, 03/15/35	792,000	810,929
7.13%, 05/13/54	1,492,000	1,468,784
Samarco Mineracao SA PIK
9.50%, 06/30/311	824,628	811,873
		10,126,652
Bulgaria — 0.1%
Bulgaria Government International Bond
4.38%, 05/13/31(E)	12,000	14,535
3.63%, 09/05/32(E)	11,000	12,740
3.38%, 07/18/35	451,000	499,757
5.00%, 03/05/37	392,000	379,084
		906,116
Canada — 4.3%
1011778 BC ULC
3.88%, 01/15/28 144A	10,000	9,781
3.50%, 02/15/29 144A	40,000	38,212
5.63%, 09/15/29 144A	100,000	100,343
4.00%, 10/15/30 144A	216,000	203,137
1261229 BC, Ltd.
10.00%, 04/15/32 144A	400,000	409,876
B2Gold Corporation
2.75%, 02/01/30 144A CONV	13,000	21,024
Bausch Health Cos., Inc.
4.88%, 06/01/28 144A	460,000	421,636
Bell Telephone Co. of Canada
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.88%, 09/15/55^	145,000	146,751
Bombardier, Inc.
7.25%, 07/01/31 144A	20,000	20,983
6.75%, 06/15/33 144A	600,000	620,375
Brookfield Asset Management, Ltd.
5.80%, 04/24/35Δ	40,000	40,779
Bruce Power LP
2.68%, 12/21/28(C)	167,000	117,544
4.70%, 06/21/31(C)	152,000	112,905
4.27%, 12/21/34(C)	527,000	374,452

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Canadian Government Bond
2.25%, 02/01/28(C)	$7,458,000	$5,307,023
4.00%, 03/01/29(C)	132,000	97,703
1.50%, 12/01/31(C)	11,009,000	7,238,075
2.75%, 12/01/55(C)	1,725,000	993,242
Canadian Natural Resources, Ltd.
5.00%, 12/15/29	410,000	416,524
5.40%, 12/15/34	125,000	126,507
Cenovus Energy, Inc.
5.40%, 03/20/36Δ	52,000	51,760
Eldorado Gold Corporation
6.25%, 09/01/29 144A	650,000	646,945
Element Fleet Management Corporation
6.32%, 12/04/28 144A Δ	141,000	147,075
5.04%, 03/25/30 144A	314,000	317,162
Empire Communities Corporation
9.75%, 05/01/29 144A	550,000	552,939
Enbridge, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.97%), 7.20%, 06/27/54Δ ^	32,000	33,672
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.31%), 5.75%, 07/15/80^	23,000	22,970
Fairfax Financial Holdings, Ltd.
4.25%, 12/06/27(C)	422,000	306,395
5.75%, 05/20/35	260,000	266,614
6.35%, 03/22/54Δ	258,000	260,794
Garda World Security Corporation
8.38%, 11/15/32 144A	420,000	420,655
GFL Environmental, Inc.
3.50%, 09/01/28 144A	350,000	340,560
4.38%, 08/15/29 144A	65,000	63,287
6.75%, 01/15/31 144A	38,000	39,371
Glencore Finance Canada, Ltd.
5.55%, 10/25/42 144A	21,000	20,122
Government of Newfoundland and Labrador
2.65%, 10/17/50(C)	1,951,000	958,172
IAMGOLD Corporation
5.75%, 10/15/28 144A	650,000	647,353
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/31 144A	260,000	230,057
Open Text Corporation
6.90%, 12/01/27 144A	63,000	64,704
3.88%, 02/15/28 144A	70,000	67,463
Pembina Pipeline Corporation
4.81%, 03/25/44(C)	326,000	220,344
Province of Alberta Canada
3.38%, 03/24/36	400,000	456,223
3.45%, 12/01/43(C)	1,019,000	634,342
Province of British Columbia Canada
3.50%, 05/29/40(E)	188,000	209,685
2.95%, 06/18/50(C)	506,000	269,354
Province of Ontario Canada
3.80%, 12/02/34(C)	959,000	689,245
	Par	Value
3.60%, 06/02/35(C)	$562,000	$395,519
4.45%, 11/20/35Δ	1,070,000	1,061,282
4.70%, 06/02/37(C)	1,343,000	1,015,152
Province of Quebec Canada
3.25%, 05/22/35(E)	148,000	168,340
5.10%, 06/04/35(A)	193,000	127,996
Province of Saskatchewan Canada
3.25%, 09/24/35(E)	187,000	211,603
Rogers Communications, Inc.
3.80%, 03/15/32	66,000	61,636
4.25%, 04/15/32(C)	745,000	537,159
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 7.00%, 04/15/55^	170,000	170,776
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.62%), 7.13%, 04/15/55^	55,000	56,316
TELUS Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.63%, 06/09/56^	45,000	43,884
Videotron, Ltd.
3.63%, 06/15/29 144A	280,000	271,092
WSP Global, Inc.
5.71%, 09/18/36 144A	414,000	410,638
		29,285,528
Chile — 1.0%
Chile Electricity Lux Mpc II S.a.r.l.
5.58%, 10/20/35	552,290	555,490
Chile Government International Bond
5.65%, 01/13/37	1,291,000	1,341,220
5.33%, 01/05/54Δ	1,662,000	1,572,460
3.10%, 01/22/61	970,000	600,236
3.25%, 09/21/71Δ	800,000	497,344
Corp Nacional del Cobre de Chile
5.95%, 01/08/34	585,000	598,539
5.53%, 01/30/37 144A	232,000	228,014
Empresa Nacional del Petroleo
5.95%, 07/30/34	591,000	597,269
Engie Energia Chile SA
6.38%, 04/17/34	591,000	614,337
		6,604,909
China — 1.6%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/26 144A	161,000	160,996
5.75%, 03/01/29 144A	140,000	143,198
5.38%, 05/30/30 144A	65,000	65,737
4.70%, 01/30/31 144A	83,000	81,373
4.95%, 10/15/32 144A	330,000	321,542
4.85%, 04/01/33 144A	80,000	76,677
China Government Bond
3.13%, 11/21/29(Y)	16,150,000	2,502,155
1.63%, 10/25/30(Y)	6,600,000	963,426
2.88%, 02/25/33(Y)	25,420,000	4,002,317
2.27%, 05/25/34(Y)	6,400,000	967,909
1.83%, 08/25/35(Y)	8,000,000	1,163,231

	Par	Value
Global Aircraft Leasing Co., Ltd.
8.75%, 09/01/27 144A	$650,000	$660,263
Times China Holdings, Ltd.
0.00%, 03/30/27 144A CONV »	17,656	221
0.00%, 03/30/27 144A CONV »	77,150	771
Times China Holdings, Ltd. PIK
4.00%, 03/30/29 144A 1	17,276	549
4.20%, 09/30/32 144A 1	64,448	2,014
Yuzhou Group Holdings Co., Ltd. PIK
Cash coupon 6.00% or PIK 7.00%, 06/30/271	40,195	3,316
4.00%, 06/30/281	33,748	1,181
4.50%, 06/30/291	58,911	1,915
5.00%, 06/30/301	78,824	2,365
5.50%, 06/30/311	110,846	3,325
1.00%, 06/30/341	40,731	153
		11,124,634
Colombia — 0.9%
Colombia Government International Bond
7.38%, 04/25/30	800,000	831,304
6.13%, 01/21/31	986,000	971,210
8.50%, 04/25/35	1,200,000	1,301,100
8.00%, 11/14/35	1,537,000	1,612,375
5.63%, 02/19/36(E)	636,000	673,353
7.38%, 09/18/37	200,000	199,726
6.13%, 01/18/41Δ	200,000	174,358
5.63%, 02/26/44	400,000	316,944
		6,080,370
Costa Rica — 0.3%
Costa Rica Government International Bond
7.30%, 11/13/54 144A	200,000	216,407
7.30%, 11/13/54	1,585,000	1,715,026
		1,931,433
Czech Republic — 0.5%
Ceska sporitelna AS
(Variable, Euribor 3M + 1.05%), 3.66%, 02/11/33(E) ^	200,000	225,745
CEZ AS
4.13%, 04/30/33(E)	401,000	457,776
CPI Property Group SA
Already stepped, no disclosure, 4.00%, 01/22/28(U) STEP	100,000	127,511
Czech Republic Government Bond
3.50%, 05/30/35(ZE)	11,460,000	488,976
5.30%, 09/19/35(ZE)	23,300,000	1,136,414
EP Infrastructure AS
2.05%, 10/09/28(E)	384,000	426,307
4.13%, 02/27/33(E)	404,000	449,371
4.38%, 01/29/34(E)	156,000	174,766
		3,486,866
Denmark — 0.1%
Genmab A/S
6.25%, 12/15/32 144A	600,000	615,574
	Par	Value
Novonesis Novozymes B
3.63%, 03/19/33(E)	$120,000	$138,076
Orsted AS
(Variable, EUR Swap Rate 5Y + 2.62%), 5.25%, 12/08/99(E) ^	100,000	117,352
		871,002
Dominican Republic — 0.3%
Dominican Republic International Bond
7.05%, 02/03/31	168,000	174,166
6.60%, 06/01/36Δ	867,000	868,647
6.95%, 03/15/37Δ	841,000	858,072
		1,900,885
Ecuador — 0.3%
Ecuador Government International Bond
8.75%, 01/29/34 144A	300,000	294,750
Already stepped, no disclosure, 6.90%, 07/31/35Δ STEP	409,294	361,480
9.25%, 01/29/39 144A	300,000	294,750
(Step to 5.50% on 07/31/26), 5.00%, 07/31/40 STEP	1,011,000	793,635
		1,744,615
Egypt — 0.2%
Egypt Government International Bond
5.80%, 09/30/27	400,000	395,442
5.88%, 02/16/31	585,000	539,713
7.30%, 09/30/33Δ	350,000	326,431
7.90%, 02/21/48	200,000	163,250
		1,424,836
Finland — 0.0%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28(E)	100,000	112,762
France — 3.1%
Altice France SA
4.75%, 10/15/30(E)	98,974	108,495
Atos SE
(Step to 9.73% on 12/18/26), 9.36%, 12/18/29(E) STEP	100,000	130,454
Autoroutes du Sud de la France SA
3.38%, 01/19/34	200,000	224,751
BNP Paribas SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.85%), 6.88%, 12/15/33 144A ρ Δ ^	215,000	207,873
BPCE SA
0.25%, 01/14/31(E)	400,000	396,350
(Variable, U.S. SOFR + 1.31%), 2.28%, 01/20/32 144A ^	442,000	389,810
(Variable, Euribor 3M + 1.45%), 4.13%, 03/08/33(E) ^	100,000	115,985
(Variable, Euribor 3M + 1.27%), 4.13%, 02/27/39(E) ^	200,000	223,019

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Bpifrance SACA
2.00%, 09/02/30(E)	$100,000	$109,685
CAB SELAS
3.38%, 02/01/28	100,000	112,383
Caisse d'Amortissement de la Dette Sociale
4.00%, 03/03/33 144A Δ	530,000	514,560
Cofiroute SA
3.13%, 03/06/33(E)	100,000	110,888
Credit Agricole SA
3.88%, 02/16/38(E)	400,000	443,418
Danone SA
3.79%, 04/01/34(E)	200,000	231,603
Electricite de France SA
4.63%, 01/25/43(E)	300,000	340,402
4.63%, 05/07/45(E) Δ	200,000	223,667
Elior Group SA
5.63%, 03/15/30(E)	100,000	116,922
Engie SA
3.25%, 01/11/32(E)	400,000	452,477
Fnac Darty SA
6.00%, 04/01/29(E)	100,000	119,120
Forvia SE
5.50%, 06/15/31(E)	100,000	114,741
FR Bondco SAS
6.88%, 10/31/32(E)	350,000	386,248
French Republic Government Bond OAT
2.75%, 02/25/29(E) 144A	457,000	525,724
2.70%, 02/25/31(E) 144A	3,910,000	4,428,862
0.00%, 11/25/31(E) 144A	483,000	466,474
3.50%, 11/25/35(E) 144A	2,340,000	2,655,104
1.25%, 05/25/38(E) 144A	225,000	192,790
4.10%, 05/25/46(E) 144A	2,139,000	2,414,946
3.25%, 05/25/55(E) 144A	2,454,000	2,282,020
Holding d'Infrastructures des Metiers de l'Environnement SAS
4.88%, 10/24/29(E)	100,000	117,461
Iliad Holding SAS
5.63%, 10/15/28(E)	100,000	116,397
6.88%, 04/15/31(E)	400,000	483,300
Klepierre SA REIT
3.75%, 09/30/37(E)	200,000	219,810
Laboratoire Eimer SELAS
5.00%, 02/01/29(E)	250,000	268,836
New Immo Holding SA
4.95%, 11/14/30(E)	100,000	111,523
Nexans SA
4.25%, 03/11/30(E)	100,000	115,854
Orange SA
3.13%, 11/13/31(E)	500,000	564,609
Paprec Holding SA
4.50%, 07/15/32(E)	100,000	113,927
Renault SA
3.88%, 09/30/30(E)	100,000	113,597
	Par	Value
SNF Group SACA
5.63%, 03/31/31 144A	$202,900	$205,436
Societe Generale SA
(Variable, Euribor 3M + 1.40%), 3.75%, 09/02/33(E) ^	100,000	113,152
(Variable, U.S. SOFR + 1.73%), 5.44%, 10/03/36 144A ^	240,000	234,950
Thales SA
4.25%, 10/18/31(E)	200,000	239,442
Unibail-Rodamco-Westfield SE REIT
(Variable, EUR Swap Rate 5Y + 2.51%), 4.88%, 07/04/30(E) ρ ^	100,000	115,750
Valeo SE
5.13%, 05/20/31(E)	100,000	115,664
Veolia Environnement SA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.05%), 4.37%, 05/20/30(E) ρ ^	100,000	114,452
		21,402,931
Germany — 1.1%
Aroundtown SA
3.00%, 10/16/29(U)	180,000	215,132
Bundesobligation
1.30%, 10/15/27(E)	340,000	385,483
2.50%, 04/16/31(E)	188,000	214,921
Bundesrepublik Deutschland Bundesanleihe
2.90%, 02/15/36(E)	104,000	119,050
1.00%, 05/15/38(E)	144,000	130,122
2.50%, 07/04/44(E)	263,000	267,162
2.50%, 08/15/54(E)	614,000	588,214
Cerdia Finanz GmbH
9.38%, 10/03/31 144A	400,000	398,212
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/30(E) Δ	100,000	116,774
Commerzbank AG
(Variable, Euribor 3M + 1.43%), 3.75%, 06/06/34(E) ^	200,000	226,302
(Variable, Euribor 3M + 1.45%), 3.88%, 10/15/35(E) ^	300,000	338,361
Ctec II GmbH
5.25%, 02/15/30(E) Δ	100,000	104,830
Deutsche Bank AG
(Variable, U.S. SOFR + 1.30%), 4.95%, 08/04/31^	820,000	817,142
Deutsche Lufthansa AG
(Variable, EURIBOR ICE Swap Rate 5Y + 2.86%), 5.25%, 01/15/55(E) ^	100,000	113,494
Deutsche Telekom AG
3.63%, 02/03/45(E)	132,000	137,502
Fressnapf Holding SE
5.25%, 10/31/31(E)	650,000	737,769
Gruenenthal GmbH
4.63%, 11/15/31(E)	100,000	113,631

	Par	Value
Henkel AG & Co. KGaA
3.63%, 04/02/31(E)	$300,000	$348,597
Norddeutsche Landesbank-Girozentrale
(Variable, EURIBOR ICE Swap Rate 5Y + 2.95%), 5.63%, 08/23/34(E) ^	100,000	119,069
Progroup AG
5.38%, 04/15/31(E)	100,000	113,463
Schaeffler AG
4.75%, 08/14/29(E)	100,000	115,338
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 07/15/29(E)	100,000	117,466
Vier Gas Transport GmbH
3.38%, 11/11/31	300,000	340,464
3.63%, 09/08/33(E)	300,000	339,343
Volkswagen Bank GmbH
3.13%, 12/10/29(E)	100,000	113,352
3.50%, 06/19/31(E)	300,000	340,193
3.75%, 12/10/32(E)	300,000	338,934
Vonovia SE
4.50%, 11/12/40(E)	100,000	110,417
		7,420,737
Ghana — 0.0%
Ghana Government International Bond
(Step to 6.00% on 07/03/28), 5.00%, 07/03/35 STEP	55,000	47,049
Greece — 0.9%
Hellenic Republic Government Bond
3.63%, 06/15/35(E) 144A	777,000	889,053
3.38%, 06/16/36 144A	3,840,000	4,260,493
4.13%, 06/15/54(E) 144A	1,199,000	1,312,138
		6,461,684
Guatemala — 0.4%
Central American Bottling Corporation
5.25%, 04/27/29	585,000	569,687
Energuate Trust 2 0
6.35%, 09/15/35 144A Δ	355,000	348,204
Guatemala Government Bond
6.05%, 08/06/31	845,000	862,322
6.13%, 06/01/50 144A	1,200,000	1,142,400
		2,922,613
Hong Kong — 0.0%
Shimao Group Holdings, Ltd.
0.00%, 07/21/26 144A CONV »	174,238	4,269
Shimao Group Holdings, Ltd. PIK
Cash coupon 5.00% or PIK 6.00%, 07/21/31 144A 1	2,059	77
		4,346
Hungary — 0.8%
Hungary Government International Bond
5.50%, 06/16/34Δ	1,292,000	1,278,850
	Par	Value
6.00%, 09/26/35 144A	$1,400,000	$1,422,850
5.50%, 03/26/36	1,567,000	1,529,121
4.88%, 03/22/40(E)	22,000	25,039
6.75%, 09/23/55 144A	784,000	796,450
MVM Energetika Zrt
6.50%, 03/13/31	392,000	405,382
		5,457,692
Iceland — 0.1%
Iceland Rikisbref
5.00%, 11/15/28(ZI)	42,827,000	323,641
6.50%, 01/24/31(ZI)	18,007,000	139,548
Landsbankinn HF
3.75%, 10/08/29(E)	259,000	299,426
3.63%, 11/03/32(E)	140,000	156,799
		919,414
India — 0.3%
Adani Transmission Step-One, Ltd.
4.25%, 05/21/36	267,995	234,306
Export-Import Bank of India
5.50%, 01/13/35	218,000	222,338
Indian Railway Finance Corporation, Ltd.
2.80%, 02/10/31	419,000	383,222
Muthoot Finance, Ltd.
7.13%, 02/14/28	602,000	605,846
Shriram Finance, Ltd.
6.15%, 04/03/28	611,000	615,421
		2,061,133
Indonesia — 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 02/03/36 144A	402,000	385,036
Star Energy Geothermal Wayang Windu, Ltd.
6.75%, 04/24/33	240,338	241,598
		626,634
Ireland — 0.8%
AerCap Ireland Capital DAC
5.75%, 06/06/28Δ	150,000	153,715
3.30%, 01/30/32	600,000	545,141
4.95%, 09/10/34Δ	300,000	291,704
AIB Group PLC
(Variable, U.S. SOFR + 2.33%), 6.61%, 09/13/29 144A ^	344,000	360,108
(Variable, EURIBOR ICE SWAP RATE + 1.25%), 3.75%, 03/20/33(E) ^	461,000	530,626
(Variable, U.S. SOFR Index + 1.91%), 5.87%, 03/28/35 144A ^	555,000	573,738
eircom Finance DAC
5.00%, 04/30/31(E)	100,000	115,428
ESB Finance DAC
1.88%, 06/14/31(E)	202,000	215,109
Glencore Capital Finance DAC
3.67%, 10/06/32(E)	100,000	113,095

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Icon Investments Six DAC
5.81%, 05/08/27	$302,000	$303,613
5.85%, 05/08/29	204,000	208,040
Ireland Government Bond
0.20%, 10/18/30(E)	20,000	20,582
Linde PLC
3.63%, 06/12/34(E)	200,000	229,349
1.63%, 03/31/35(E)	100,000	96,268
3.75%, 11/20/38(E)	400,000	445,212
SMBC Aviation Capital Finance DAC
5.10%, 04/01/30 144A	230,000	232,101
5.25%, 11/26/35 144A	651,000	636,025
Smurfit Kappa Treasury ULC
3.49%, 11/24/31(E)	100,000	113,132
		5,182,986
Israel — 0.4%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A	115,000	110,839
5.88%, 03/30/31 144A	90,000	83,825
Israel Government International Bond
5.00%, 01/13/36	2,438,000	2,352,247
Leviathan Bond, Ltd.
6.50%, 06/30/27 144A	15,000	15,010
Nova, Ltd.
0.00%, 09/15/30 144A CONV »	22,000	33,911
		2,595,832
Italy — 3.0%
A2A SpA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.26%), 5.00%, 06/11/29(E) ρ Δ ^	100,000	116,934
Aeroporti di Roma SpA
3.63%, 06/15/32(E)	252,000	285,860
3.63%, 02/17/34(E)	240,000	267,829
Bubbles Bidco SpA
6.50%, 09/30/31(E)	320,000	370,224
doValue SpA
5.38%, 11/15/31(E)	100,000	114,719
Enel SpA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.13%), 4.75%, 02/27/29(E) ρ ^	100,000	116,301
Eni SpA
4.25%, 05/19/33(E)	260,000	309,790
Fibercop SpA
7.88%, 07/31/28(E)	100,000	124,008
Flos B&b Italia SpA
10.00%, 11/15/28(E)	360,000	434,696
Immobiliare Grande Distribuzione SIIQ SpA REIT
4.45%, 11/04/30(E)	100,000	114,337
Italy Buoni Poliennali Del Tesoro
2.65%, 06/15/28(E)	93,000	106,928
2.85%, 02/01/31(E)	1,781,000	2,020,827
3.85%, 07/01/34(E)	687,000	801,793
	Par	Value
1.45%, 03/01/36(E) 144A	$6,794,000	$6,303,420
3.10%, 03/01/40(E) 144A	159,000	163,471
3.85%, 10/01/40(E) 144A	9,000	10,004
4.10%, 04/30/46(E) 144A	4,308,000	4,786,176
3.25%, 09/01/46(E) 144A	110,000	107,687
2.45%, 09/01/50(E) 144A	113,000	91,791
4.30%, 10/01/54(E) 144A	1,580,000	1,753,881
Multiversity SpA
7.13%, 05/17/31(E)	500,000	578,985
Prysmian SpA
(Variable, EURIBOR ICE Swap Rate 5Y + 3.01%), 5.25%, 05/21/30(E) ρ ^	100,000	117,624
Terna - Rete Elettrica Nazionale
3.00%, 07/22/31(E)	650,000	730,993
UniCredit SpA
(Variable, Euribor 3M + 0.55%), 2.88%, 07/15/30(E) ^	430,000	487,817
		20,316,095
Ivory Coast — 0.2%
Ivory Coast Government International Bond
5.25%, 03/22/30(E)	100,000	114,286
5.88%, 10/17/31(E)	100,000	113,343
8.25%, 01/30/37	1,166,000	1,199,318
		1,426,947
Japan — 2.7%
Aircastle, Ltd.
6.50%, 07/18/28 144A	120,000	124,477
5.95%, 02/15/29 144A	35,000	35,966
5.75%, 10/01/31 144A	225,000	230,459
Japan Government Five Year Bond
1.30%, 09/20/30(J)	429,850,000	2,658,120
Japan Government Forty Year Bond
3.10%, 03/20/65(J)	282,200,000	1,542,591
Japan Government Ten Year Bond
0.20%, 09/20/32(J)	208,500,000	1,173,988
Japan Government Thirty Year Bond
0.40%, 03/20/50(J)	473,650,000	1,480,371
0.70%, 12/20/51(J)	356,100,000	1,144,813
2.40%, 03/20/55(J)	540,000,000	2,630,929
Japan Government Twenty Year Bond
0.20%, 06/20/36(J)	363,000,000	1,835,837
0.40%, 09/20/40(J)	66,350,000	296,548
1.10%, 06/20/43(J)	213,000,000	985,594
Japan Government Two Year Bond
0.90%, 09/01/27(J)	383,300,000	2,404,099
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.93%), 5.19%, 09/12/36Δ ^	566,000	562,211
Nissin Motor Co., Ltd.
5.25%, 07/17/29(E)	100,000	114,864
NTT Finance Corporation
5.17%, 07/16/32 144A	519,000	522,944

	Par	Value
3.62%, 03/04/35(E)	$510,000	$571,627
Tokyo Metropolitan Government
4.25%, 05/07/30	400,000	399,502
		18,714,940
Jersey — 0.2%
AA Bond Co., Ltd.
5.50%, 07/31/50(U)	146,000	187,557
Aptiv Swiss Holdings, Ltd.
3.25%, 03/01/32Δ	25,000	23,442
B&M European Value Retail PLC
6.50%, 11/27/31(U)	100,000	125,511
Heathrow Funding, Ltd.
5.63%, 02/05/34(U)	180,000	228,772
3.88%, 01/16/38(E)	250,000	279,864
5.88%, 05/13/43(U)	250,000	310,684
		1,155,830
Kazakhstan — 0.1%
Development Bank of Kazakhstan JSC
5.25%, 10/23/29	585,000	593,139
Kazakhstan Government International Bond
5.50%, 07/01/37 144A	383,000	385,732
		978,871
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond
7.75%, 06/03/30 144A	245,000	244,776
Latvia — 0.0%
Latvia Government International Bond
2.88%, 05/21/30(E)	27,000	30,806
Luxembourg — 0.3%
Adler Financing S.a.r.l. PIK
8.25%, 12/31/28(E) 1	77,104	99,167
Altice Financing SA
5.75%, 08/15/29 144A	550,000	385,666
ArcelorMittal SA
6.75%, 03/01/41	160,000	170,297
Ephios Subco 3 S.a.r.l.
7.88%, 01/31/31(E) Δ	510,000	620,061
Essendi SA
5.50%, 11/15/31(E)	100,000	113,184
Eurofins Scientific SE
(Variable, Euribor 3M + 4.24%), 6.75%, 04/24/28(E) ρ ^	100,000	120,130
3.88%, 02/05/33(E)	270,000	306,013
		1,814,518
Malaysia — 0.0%
Petronas Capital, Ltd.
5.34%, 04/03/35Δ	204,000	209,509
	Par	Value
Mexico — 2.1%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.21%), 8.13%, 01/08/39^	$392,000	$413,086
Cemex SAB de CV
3.88%, 07/11/31 144A Δ	400,000	373,639
Gruma SAB de CV
5.39%, 12/09/34	779,000	776,040
Mexican Bonos
7.75%, 05/29/31(M)	5,590,000	297,449
7.50%, 05/26/33(M)	49,360,000	2,525,171
8.00%, 02/21/36(M)	14,500,000	741,819
8.00%, 07/31/53(M)	20,040,400	927,068
Mexico Government International Bond
3.88%, 05/16/31(E)	1,778,000	2,008,211
4.88%, 05/19/33Δ	792,000	751,410
6.00%, 05/07/36	1,000,000	995,900
6.88%, 05/13/37Δ	992,000	1,041,600
6.13%, 02/09/38	731,000	713,273
6.34%, 05/04/53	585,000	545,513
6.40%, 05/07/54	585,000	549,227
7.38%, 05/13/55Δ	392,000	412,796
Petroleos Mexicanos
10.00%, 02/07/33Δ	577,000	657,748
6.63%, 06/15/35Δ	575,000	536,308
		14,266,258
Morocco — 0.1%
OCP SA
6.75%, 05/02/34	585,000	609,171
Netherlands — 1.9%
Abertis Infraestructuras Finance BV
(Variable, EURIBOR ICE Swap Rate 5Y + 2.62%), 4.87%, 11/28/29(E) ρ ^	100,000	116,021
Alliander NV
3.50%, 05/06/37(E)	365,000	401,377
America Movil BV
3.00%, 09/30/30(E)	300,000	339,871
Boels Topholding BV
5.75%, 05/15/30(E)	100,000	116,564
Brenntag Finance BV
3.38%, 10/02/31	100,000	111,743
CNH Industrial NV
3.88%, 09/03/35(E)	390,000	430,449
CTP NV
4.25%, 03/10/35(E)	200,000	222,696
E.ON International Finance BV
3.50%, 09/03/35(E)	600,000	671,329

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.88%, 10/30/37(U)	$300,000	$389,235
Eagle Funding Luxco S.a.r.l.
5.50%, 08/17/30 144A	711,000	715,622
Enel Finance International NV
5.75%, 09/14/40(U)	470,000	588,070
5.50%, 06/15/52 144A	518,000	466,814
Ferrovial SE
3.63%, 09/18/32(E)	290,000	331,085
Galderma Finance Europe BV
3.38%, 03/17/31	230,000	262,440
JBS NV
3.00%, 02/02/29Δ	45,000	43,193
3.75%, 12/01/31	50,000	46,796
3.63%, 01/15/32	779,000	722,507
6.75%, 03/15/34	130,000	143,062
5.95%, 04/20/35	135,000	140,274
5.50%, 01/15/36	466,000	466,506
5.63%, 03/10/37 144A	142,000	142,533
6.50%, 12/01/52	263,000	266,503
6.38%, 02/25/55Δ	115,000	114,674
Koninklijke KPN NV
(Variable, EURIBOR ICE Swap Rate 5Y + 1.97%), 4.88%, 06/18/29(E) ρ ^	100,000	117,008
Lineage Europe Finco BV REIT
4.13%, 11/26/31(E)	100,000	112,230
LSEG Netherlands BV
3.00%, 11/06/31(E)	470,000	524,434
Magnum ICC Finance BV
3.75%, 11/26/34(E)	460,000	515,381
4.00%, 11/26/37(E)	370,000	409,832
Maxeda DIY Holding BV
8.13%, 03/24/31(E) 144A	218	(1,283)
Odido Group Holding BV
5.50%, 01/15/30(E)	400,000	448,051
Odido Holding BV
3.75%, 01/15/29(E)	100,000	112,777
Q-Park Holding I BV
4.25%, 09/01/30(E)	100,000	113,043
Sandoz Finance BV
4.00%, 03/26/35(E)	225,000	257,082
Stellantis NV
4.00%, 03/19/34(E) Δ	200,000	213,827
Summer BidCo BV PIK
8.88%, 01/31/31(E) 144A 1	413,000	470,074
Swisscom Finance BV
3.63%, 11/17/37(E)	560,000	620,576
Telefonica Europe BV
(Variable, EUR Swap Rate 7Y + 3.35%), 6.14%, 02/03/30(E) ρ ^	100,000	120,278
Thermo Fisher Scientific Finance I BV
3.63%, 12/01/35(E)	340,000	385,681
United Group BV
3.63%, 02/15/28(E)	100,000	113,308
UPCB Finance VII, Ltd.
3.63%, 06/15/29(E)	84,852	95,216
	Par	Value
Wintershall Dea Finance 2 BV
(Variable, 3.32% - EUR Swap Rate 5Y), 3.00%, 07/20/28(E) ρ ^	$100,000	$110,592
ZF Europe Finance BV
3.00%, 10/23/29(E)	100,000	105,552
Ziggo Bond Co. BV
5.13%, 02/28/30 144A	700,000	601,314
Ziggo BV
2.88%, 01/15/30(E)	130,000	138,647
		12,832,984
New Zealand — 0.9%
New Zealand Government Bond
4.50%, 05/15/30(Z)	4,109,000	2,400,880
1.50%, 05/15/31(Z)	7,510,000	3,774,057
		6,174,937
Nigeria — 0.3%
Nigeria Government International Bond
6.50%, 11/28/27	440,000	442,089
7.88%, 02/16/32	882,000	894,327
8.63%, 01/13/36 144A	630,000	656,858
		1,993,274
Norway — 0.2%
Aker BP ASA
4.00%, 01/15/31 144A	230,000	220,740
4.00%, 05/29/32(E)	270,000	310,237
Public Property Invest AS
4.63%, 03/12/30(E)	300,000	351,480
Var Energi ASA
3.88%, 03/12/31(E)	230,000	264,740
		1,147,197
Oman — 0.1%
Oman Government International Bond
7.00%, 01/25/51Δ	785,000	850,437
Pakistan — 0.1%
Pakistan Government International Bond
6.00%, 04/08/26	400,000	399,900
6.88%, 12/05/27	400,000	395,719
		795,619
Panama — 0.1%
Panama Government International Bond
3.30%, 01/19/33	392,000	342,863
6.88%, 01/31/36Δ	392,000	417,635
		760,498
Paraguay — 0.2%
Paraguay Government International Bond
6.00%, 02/09/36Δ	392,000	407,425
6.10%, 08/11/44	392,000	391,412
5.60%, 03/13/48	204,000	188,455

	Par	Value
6.65%, 03/04/55 144A	$595,000	$619,038
		1,606,330
Peru — 0.7%
Corp Financiera de Desarrollo SA
5.50%, 05/06/30	489,000	497,354
Peru Government Bond
6.85%, 08/12/35(ZB) 144A	14,042,000	4,111,306
Peruvian Government International Bond
5.38%, 02/08/35Δ	489,000	488,780
		5,097,440
Poland — 1.2%
Bank Gospodarstwa Krajowego
5.75%, 07/09/34	585,000	604,454
6.25%, 07/09/54	392,000	388,464
Globalworth Real Estate Investments, Ltd.
6.25%, 03/31/30(E)	94,000	110,668
mBank SA
(Variable, Euribor 3M + 1.75%), 4.03%, 09/27/30(E) ^	200,000	232,084
(Variable, Euribor 3M + 1.35%), 3.77%, 03/03/32(E) ^	100,000	112,327
ORLEN SA
6.00%, 01/30/35	392,000	400,120
Republic of Poland Government International Bond
1.88%, 02/13/29(J)	300,000,000	1,884,140
5.13%, 09/18/34	1,800,000	1,811,366
5.38%, 02/12/35	1,400,000	1,428,716
5.50%, 03/18/54Δ	1,466,000	1,359,417
		8,331,756
Portugal — 0.0%
EDP SA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.05%), 4.75%, 05/29/54(E) ^	100,000	116,568
Transportes Aereos Portugueses SA
5.13%, 11/15/29(E)	100,000	113,725
		230,293
Romania — 0.8%
Romanian Government International Bond
2.00%, 01/28/32(E) Δ	935,000	899,626
5.25%, 05/30/32(E)	29,000	33,195
6.38%, 01/30/34	1,264,000	1,259,542
3.75%, 02/07/34(E)	835,000	839,113
5.75%, 03/24/35	1,342,000	1,271,909
7.50%, 02/10/37	1,250,000	1,323,017
6.75%, 07/11/39(E)	38,000	43,908
		5,670,310
Saudi Arabia — 0.8%
Ma'aden Sukuk, Ltd.
5.25%, 02/13/30	585,000	588,471
	Par	Value
5.50%, 02/13/35	$585,000	$586,852
Saudi Arabian Oil Co.
5.00%, 02/02/36 144A	442,000	425,348
6.38%, 06/02/55 144A	774,000	771,282
Saudi Government International Bond
4.88%, 01/12/36 144A	2,751,000	2,684,609
4.50%, 10/26/46	590,000	480,465
		5,537,027
Serbia — 0.1%
Serbia International Bond
6.00%, 06/12/34	751,000	753,072
Singapore — 0.0%
P3 Group S.a.r.l.
3.75%, 04/02/33(E)	210,000	232,402
Seagate Data Storage Technology Pte., Ltd.
4.09%, 06/01/29 144A	5,000	4,843
9.63%, 12/01/32 144A	7,650	8,509
		245,754
Slovakia — 0.1%
Slovakia Government Bond
3.75%, 02/27/40(E)	28,000	31,092
SPP-Distribucia AS
1.00%, 06/09/31(E)	534,000	532,788
		563,880
South Africa — 0.9%
Republic of South Africa Government Bond
9.00%, 01/31/40(S)	8,190,000	455,032
8.75%, 02/28/48(S)	42,000,000	2,247,656
Republic of South Africa Government International Bond
7.10%, 11/19/36	585,000	598,165
6.13%, 12/11/37 144A	800,000	743,200
7.95%, 11/19/54	1,285,000	1,271,585
7.25%, 12/11/55 144A	1,200,000	1,099,348
		6,414,986
South Korea — 2.7%
Korea Development Bank (The)
4.00%, 01/28/31	1,235,000	1,224,448
Korea National Oil Corporation
4.50%, 03/30/29 144A	464,000	465,187
Korea Treasury Bond
1.88%, 06/10/29(KW)	9,800,000,000	6,062,648
1.38%, 06/10/30(KW)	3,407,880,000	2,020,236
2.50%, 09/10/30(KW)	13,721,000,000	8,489,973
		18,262,492
Spain — 2.5%
Adif Alta Velocidad
3.13%, 10/31/32(E)	400,000	454,410
Aena SME SA
3.50%, 01/22/36(E)	300,000	336,351

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Autonomous Community of Madrid Spain
2.49%, 07/30/30(E)	$1,092,000	$1,238,765
CaixaBank SA
3.38%, 06/26/35	300,000	333,650
(Variable, Euribor 3M + 1.35%), 3.75%, 01/27/36(E) ^	600,000	674,667
Colonial SFL Socimi SA REIT
3.88%, 04/08/31(E)	200,000	230,465
El Corte Ingles SA
3.50%, 07/24/33(E)	300,000	332,384
Gestamp Automocion SA
4.38%, 10/15/30(E)	100,000	114,786
Grifols SA
7.13%, 05/01/30(E) 144A	360,000	431,317
7.50%, 05/01/30(E)	100,000	119,877
Mapfre SA
3.13%, 01/20/32(E)	200,000	225,125
Spain Government Bond
3.15%, 04/30/35(E) 144A	3,057,000	3,460,613
3.90%, 07/30/39(E) 144A	7,057,000	8,273,921
2.90%, 10/31/46(E) 144A	233,000	228,297
2.70%, 10/31/48(E) 144A	125,000	116,334
4.00%, 10/31/54(E) 144A	448,000	507,143
Unicaja Banco SA
(Variable, EURIBOR ICE SWAP RATE + 1.35%), 3.50%, 06/30/31(E) ^	300,000	341,939
		17,420,044
Supranational — 0.9%
Asian Infrastructure Investment Bank (The)
2.88%, 05/23/31(E)	429,000	493,427
Central American Bank for Economic Integration
3.75%, 01/22/29 144A	918,000	911,294
Corporación Andina de Fomento
4.13%, 06/30/28	818,000	821,403
European Union
3.25%, 07/04/34(E)	28,000	32,324
3.38%, 10/04/39	329,975	366,579
3.25%, 02/04/50(E)	145,000	147,454
International Bank for Reconstruction & Development
4.25%, 07/23/32(Z)	283,000	161,131
International Finance Corporation
4.50%, 10/02/28(U)	1,876,000	2,484,306
4.50%, 05/20/30(A)	716,000	484,742
		5,902,660
Sweden — 0.2%
Assa Abloy AB
3.37%, 09/09/32(E)	360,000	407,648
Assemblin Caverion Group AB
6.25%, 07/01/30(E)	100,000	117,817
	Par	Value
Castellum AB
(Variable, 3.45% - EUR Swap Rate 5Y), 3.13%, 12/02/26(E) ρ ^	$100,000	$112,179
Fastighets AB Balder
3.63%, 08/25/31(E)	250,000	278,450
4.00%, 02/19/32(E) Δ	300,000	335,915
Heimstaden AB
8.38%, 01/29/30(E)	100,000	118,467
Verisure Holding AB
5.50%, 05/15/30(E)	100,000	118,298
		1,488,774
Switzerland — 0.5%
Swiss Confederation Government Bond
3.50%, 04/08/33(ZD)	178,000	272,921
1.25%, 06/27/37(ZD)	159,000	217,641
UBS Group AG
(Variable, USD SOFR ICE Swap Rate 1Y + 1.34%), 5.62%, 09/13/30 144A Δ ^	415,000	427,936
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.31%), 4.38%, 02/10/31 144A ρ ^	410,000	363,284
(Variable, EURIBOR ICE SWAP RATE + 0.73%), 3.13%, 02/13/31(E) ^	470,000	533,034
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 2.75%, 02/11/33 144A ^	620,000	548,537
(Variable, U.S. SOFR + 1.29%), 4.84%, 11/06/33 144A ^	206,000	202,693
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.77%), 5.70%, 02/08/35 144A ^	400,000	410,180
(Variable, U.S. SOFR + 1.76%), 5.58%, 05/09/36 144A ^	400,000	405,882
		3,382,108
Turkey — 1.2%
Turkiye Government Bond
36.00%, 08/12/26(T)	27,033,000	598,190
36.78%, 10/13/27(T)	39,238,000	856,729
Turkiye Government International Bond
5.95%, 01/15/31	779,000	751,629
5.88%, 06/26/31	754,000	721,920
7.25%, 05/29/32	779,000	782,100
7.63%, 05/15/34	843,000	858,255
6.50%, 01/03/35	924,000	868,975
6.95%, 09/16/35	769,000	738,211
6.88%, 01/14/38	1,800,000	1,685,092
		7,861,101

	Par	Value
United Arab Emirates — 0.3%
Abu Dhabi Developmental Holding Co. PJSC
5.50%, 05/08/34	$1,173,000	$1,188,611
5.25%, 10/02/54	1,171,000	1,038,852
		2,227,463
United Kingdom — 5.1%
Alexandrite Monnet UK Holdco PLC REIT
10.50%, 05/15/29(E)	100,000	122,117
Allied Universal Holdco LLC
4.88%, 06/01/28(U)	100,000	128,631
Amber Finco PLC
6.63%, 07/15/29(E)	520,000	617,979
Arqiva Financing PLC
4.88%, 12/31/32(U)	200,667	255,000
Aviva PLC
(Variable, Euribor 3M + 3.05%), 4.63%, 08/28/56(E) ^	436,000	503,640
Azule Energy Finance PLC
8.25%, 01/22/31 144A Δ	284,000	287,124
Barclays PLC
(Variable, 1.26% - EUR Swap Rate 1Y), 0.58%, 08/09/29(E) ^	100,000	108,091
(Variable, U.S. SOFR + 1.23%), 5.37%, 02/25/31Δ ^	200,000	203,530
(Variable, EURIBOR ICE SWAP RATE + 1.38%), 3.54%, 08/14/31(E) ^	100,000	114,284
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(E)	100,000	109,222
BP Capital Markets BV
0.93%, 12/04/40(E)	223,000	161,456
BP Capital Markets PLC
(Variable, UK Gilts 5Y + 1.73%), 6.00%, 11/19/29(U) ρ ^	329,000	435,949
British Telecommunications PLC
5.75%, 02/13/41(U)	200,000	247,083
(Variable, UK Gilts 5Y + 3.82%), 8.38%, 12/20/83(U) ^	100,000	139,140
BUPA Finance PLC
6.63%, 11/18/45(U)	100,000	127,873
CD&R Firefly Bidco PLC
8.63%, 04/30/29(U)	300,000	405,208
Church Commissioners for England
3.63%, 07/14/52(U)	317,000	284,900
Co-operative Group Holdings 2011, Ltd.
Already stepped, no disclosure, 7.50%, 07/08/26(U) STEP	100,000	133,214
Crh Finance UK PLC
4.13%, 12/02/29(U)	234,000	299,648
Edge Finco PLC
8.13%, 08/15/31(U)	500,000	685,530
	Par	Value
Gatwick Airport Finance PLC
6.00%, 11/21/30(U)	$100,000	$130,547
Global Auto Holdings, Ltd.
11.50%, 08/15/29 144A	200,000	199,154
Hammerson PLC REIT
3.50%, 04/15/32(E)	654,000	724,083
5.88%, 10/08/36(U)	228,000	290,571
HSBC Holdings PLC
(Variable, U.S. SOFR + 1.29%), 5.13%, 03/03/31^	412,000	416,756
(Variable, U.S. SOFR + 1.57%), 5.24%, 05/13/31^	370,000	375,299
(Variable, U.S. SOFR + 1.55%), 5.28%, 03/10/37^	268,000	263,287
Informa PLC
3.38%, 06/09/31	143,000	160,471
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%), 4.82%, 06/13/29^	300,000	301,850
(Variable, EURIBOR ICE SWAP RATE + 0.95%), 3.75%, 02/12/37(E) ^	280,000	314,002
Macquarie Airfinance Holdings, Ltd.
5.20%, 03/27/28 144A	69,000	69,279
6.40%, 03/26/29 144A	10,000	10,364
5.15%, 03/17/30 144A	203,000	202,059
6.50%, 03/26/31 144A	257,000	269,273
Miller Homes Group Finco PLC
7.00%, 05/15/29(U)	100,000	130,096
Mondi Finance PLC
3.75%, 05/18/33(E)	233,000	261,300
Motability Operations Group PLC
6.25%, 01/22/45(U)	100,000	129,135
Nationwide Building Society
(Variable, EURIBOR ICE Swap Rate 5Y + 1.85%), 4.00%, 07/30/35(E) ^	196,000	224,130
(Variable, Euribor 3M + 1.00%), 3.85%, 02/03/37(E) ^	560,000	626,648
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 05/22/28^	375,000	369,025
(Variable, Euribor 3M + 1.16%), 3.63%, 09/03/34(E) ^	490,000	552,152
NatWest Markets PLC
3.13%, 01/13/31(E)	180,000	203,935
Omnicom Finance Holdings PLC
3.85%, 05/02/34(E) Δ	500,000	560,895
Pension Insurance Corporation PLC
8.00%, 11/13/33(U)	200,000	285,038
Pinnacle Bidco PLC
10.00%, 10/11/28(U)	300,000	412,301
Rio Tinto Finance U.S.A. PLC
5.88%, 03/14/65Δ	75,000	74,855

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Sage Group PLC (The)
3.82%, 02/25/33(E)	$100,000	$112,239
2.88%, 02/08/34(U)	181,000	194,597
Scottish Hydro Electric Transmission PLC
3.38%, 11/02/33	380,000	425,172
Severn Trent Utilities Finance PLC
3.88%, 08/04/35(E)	347,000	391,687
3.88%, 08/04/37(E)	370,000	411,721
5.88%, 07/31/38(U)	300,000	384,315
Smiths Group PLC
3.63%, 11/13/33(E)	560,000	624,594
South West Water Finance PLC
5.25%, 09/15/31(U)	100,000	129,887
Tesco Corporate Treasury Services PLC
3.38%, 05/06/32	233,000	263,214
5.13%, 05/22/34(U)	389,000	489,757
United Kingdom Gilt
4.00%, 10/22/31(U)	5,666,924	7,314,423
4.25%, 06/07/32(U)	91,000	118,705
4.50%, 03/07/35(U)	4,900,000	6,316,625
1.25%, 10/22/41(U)	2,112,000	1,609,616
4.50%, 12/07/42(U)	243,000	291,056
1.50%, 07/22/47(U)	1,544,000	1,023,250
4.38%, 07/31/54(U)	265,000	292,073
Virgin Media Secured Finance PLC
4.25%, 01/15/30(U)	100,000	117,297
Vodafone Group PLC
5.75%, 06/28/54Δ	75,000	70,919
(Variable, 3.48% - EUR Swap Rate 5Y), 3.00%, 08/27/80(E) ^	100,000	108,868
Wessex Water Services Finance PLC
1.50%, 09/17/29(U)	300,000	347,349
Zegona Finance PLC
6.75%, 07/15/29(E)	560,000	674,191
		34,637,679
Uruguay — 0.5%
Uruguay Government International Bond
8.50%, 03/15/28(UYU)	7,548,000	190,862
8.25%, 05/21/31(UYU)	15,341,000	391,712
8.25%, 05/21/31(UYU)	2,560,000	65,366
9.75%, 07/20/33(UYU)	34,615,000	948,815
8.00%, 10/29/35(UYU)	37,267,147	932,945
5.44%, 02/14/37	585,000	597,958
		3,127,658
Uzbekistan — 0.3%
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28	681,000	694,530
Republic of Uzbekistan International Bond
3.70%, 11/25/30	400,000	364,478
	Par	Value
3.90%, 10/19/31	$230,000	$208,154
6.95%, 05/25/32 144A	470,000	492,788
6.95%, 05/25/32Δ	392,000	411,006
		2,170,956
Total Foreign Bonds (Cost $371,477,287)		362,721,881
LOAN AGREEMENTS — 0.7%
Advanced Drainage Systems, Inc. 2026 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.63%), 5.30%, 02/28/33†	165,000	165,980
Amynta Agency Borrower, Inc. 2026 Refinancing Term Loan
0.00%, 12/29/31† Σ	109,933	108,500
Ardonagh Midco 3 Limited Syndicated Facility B
(Floating, ICE CME Term SOFR USD 6M + 2.75%), 6.37%, 02/15/31†	353,825	346,086
Asplundh Tree Expert LLC 2024 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.42%, 05/23/31†	345,392	346,601
Baldwin Insurance Group Holdings LLC, The Refinancing Term B-2 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.18%, 05/26/31†	7,283	7,177
Bausch + Lomb Corporation Fourth Amendment Term Loan
0.00%, 01/15/31† Σ	47,297	47,460
(Floating, ICE CME Term SOFR USD 1M + 3.75%), 7.42%, 01/15/31†	37,515	37,644
BioMarin Pharmaceutical, Inc. Term Loan B
0.00%, 01/28/33† Σ	340,000	339,577
CACI International, Inc Tranche B-2 Term Loan
0.00%, 03/09/33† Σ	107,000	107,101
Ciena Corporation 2025 Term Loan
(Floating, ICE PRIME USD 3M + 0.75%), 7.50%, 10/24/30†	45,114	45,246
CRC Insurance Group LLC Amendment No.1 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 6.45%, 05/06/31†	36,370	35,950
DaVita, Inc. Tranche B-2 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.42%, 05/09/31†	344,345	345,636

	Par	Value
Dayforce Bidco LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.00%), 6.66%, 02/04/33†	$358,811	$340,371
Hilton Domestic Operating Company, Inc. Series B-4 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.43%, 11/08/30†	350,172	351,249
Novelis Holdings, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 5.45%, 03/11/32†	347,368	347,947
NRG Energy, Inc. 2024 New Term Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 5.42%, 04/16/31†	466,094	467,585
Oak-Eagle Acquireco, Inc. Term Loan B-1
0.00%, 03/24/33† Σ	205,000	203,975
Open Text Corporation 2023 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%, 0.50% Floor), 5.42%, 01/31/30†	319,380	313,221
PetSmart LLC Initial Term Loan
0.00%, 08/18/32† Σ	74,777	74,422
(Floating, ICE CME Term SOFR USD 1M + 4.00%), 7.68%, 08/18/32†	41,688	41,490
Resideo Funding, Inc. Fourth Amendment Term Loan
(Floating, ICE CME Term SOFR USD 6M + 2.00%), 5.64%, 06/13/31†	28,149	28,079
Resideo Funding, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 5.67%, 02/11/28†	30,132	30,207
Ryan Specialty LLC 2024 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 5.67%, 09/15/31†	22,713	22,713
SBA Senior Finance II LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.42%, 01/25/31†	58,938	59,217
Solstice Advanced Materials, Inc. Term B Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 5.42%, 10/29/32†	14,323	14,415
Standard Building Solutions, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%, 0.50% Floor), 5.43%, 09/22/28†	70,440	70,455
	Par	Value
Trans Union LLC 2024 Refinancing Term B-8 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.42%, 06/24/31†	$365,108	$363,838
TransDigm, Inc. Tranche N Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.17%, 02/13/33†	40,000	40,065
Wyndham Hotels & Resorts, Inc. 2024 Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.42%, 05/24/30†	353,872	355,567
Total Loan Agreements (Cost $5,084,368)		5,057,774
MORTGAGE-BACKED SECURITIES — 7.8%
ALA Trust, Series 2025-OANA, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 5.42%, 06/15/40 144A † γ	45,000	45,183
Angel Oak Mortgage Trust, Series 2025-10, Class A1
4.96%, 09/25/70 144A † γ	233,238	232,203
Angel Oak Mortgage Trust, Series 2025-10, Class A3
(Step to 6.43% on 11/25/29), 5.37%, 09/25/70 144A STEP	234,153	233,131
Arixa Mortgage Trust, Series 2025-RTL1, Class A1
Already stepped, no disclosure, 5.74%, 08/25/30 144A STEP	100,000	100,332
Aspire Mortgage Trust, Series 2026-1, Class A1
4.86%, 01/25/66 144A † γ	491,286	488,252
BANK, Series 2021-BN35, Class AS
2.46%, 06/15/64	85,000	73,750
BANK5, Series 2025-5YR17, Class A3
5.23%, 11/15/58	666,805	680,601
BINOM Securitization Trust, Series 2022-RPL1, Class M1
3.00%, 02/25/61 144A † γ	100,000	81,834
BPR Trust, Series 2021-NRD, Class B
(Floating, CME Term SOFR 1M + 2.12%, 2.12% Floor), 5.80%, 12/15/38 144A †	25,000	24,867
BPR Trust, Series 2021-NRD, Class C
(Floating, CME Term SOFR 1M + 2.42%, 2.42% Floor), 6.10%, 12/15/38 144A †	25,000	24,836
BPR Trust, Series 2021-NRD, Class D
(Floating, CME Term SOFR 1M + 3.72%, 3.72% Floor), 7.40%, 12/15/38 144A †	20,000	19,855

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BX Commercial Mortgage Trust, Series 2025-BCAT, Class B
(Floating, CME Term SOFR 1M + 1.55%), 5.22%, 08/15/42 144A †	$874,914	$874,092
BX Trust, Series 2025-VLT6, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.12%, 03/15/42 144A †	415,000	412,745
BX Trust, Series 2026-RISE, Class D
(Floating, CME Term SOFR 1M + 2.00%), 5.67%, 04/15/41 144A †	100,000	99,997
CAFL Issuer LLC, Series 2026-R1, Class A1
(Step to 6.77% on 05/25/26), 6.75%, 03/25/36 144A STEP	185,000	185,502
Cardinal Mortgage Trust, Series 2025-RTL1, Class A1
Already stepped, no disclosure, 5.59%, 11/25/30 144A STEP	100,000	100,229
COLT Mortgage Loan Trust, Series 2024-6, Class A1
(Step to 6.39% on 11/25/28), 5.39%, 11/25/69 144A STEP	155,755	156,089
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.10%), 6.76%, 10/25/41 144A †	175,000	176,711
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 5.60%), 9.26%, 07/25/42 144A †	350,000	369,554
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.75%), 7.41%, 12/25/42 144A †	365,000	379,750
Connecticut Avenue Securities Trust, Series 2025-R06, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 1.85%), 5.51%, 09/25/45 144A †	508,000	515,222
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.50%), 5.16%, 02/25/46 144A †	263,000	264,687
DC Commercial Mortgage Trust, Series 2023-DC, Class C
7.14%, 09/12/40 144A † γ	100,000	101,180
ELM Trust, Series 2024-ELM, Class C15
6.19%, 06/10/39 144A † γ	1,000,000	1,002,795
Extended Stay America Trust, Series 2026-ESH2, Class E
(Floating, CME Term SOFR 1M + 2.90%), 6.57%, 02/15/43 144A †	99,068	99,570
	Par	Value
Federal Home Loan Mortgage Corporation
3.00%, 03/01/50	$56,064	$50,265
3.50%, 04/01/50	32,238	29,903
3.00%, 07/01/50	69,361	61,681
2.50%, 08/01/51	112,776	95,656
2.50%, 09/01/51	487,353	413,371
2.50%, 01/01/52	240,367	203,710
2.00%, 02/01/52	525,784	425,927
2.50%, 02/01/52	1,005,090	850,787
2.00%, 03/01/52	1,027,447	832,997
2.50%, 03/01/52	925,484	787,438
3.00%, 05/01/52	2,592,934	2,284,271
3.50%, 05/01/52	27,044	24,830
2.50%, 06/01/52	2,018,884	1,708,452
3.50%, 06/01/52	44,973	41,304
4.50%, 08/01/52	578,752	560,560
2.50%, 09/01/52	49,986	42,285
4.00%, 09/01/52	87,872	83,331
4.50%, 09/01/52	173,425	168,295
5.50%, 09/01/52	311,952	316,719
5.00%, 10/01/52	302,296	299,741
5.50%, 10/01/52	281,758	284,424
5.00%, 11/01/52	460,736	457,972
5.50%, 12/01/52	61,885	62,533
5.50%, 02/01/53	207,780	209,662
6.00%, 03/01/53	156,009	159,944
6.00%, 04/01/53	400,574	411,075
4.50%, 05/01/53	102,465	99,216
6.00%, 05/01/53	55,650	57,159
5.50%, 08/01/53	134,342	135,438
4.50%, 09/01/53	56,055	54,241
6.00%, 09/01/53	278,752	287,358
4.50%, 12/01/53	128,185	124,036
4.50%, 07/01/54	147,144	142,154
5.00%, 10/01/54	307,948	304,007
5.00%, 12/01/54	155,956	153,964
5.00%, 06/01/55	1,044,021	1,033,910
5.00%, 11/01/55	29,406	29,022
Federal Home Loan Mortgage Corporation REMIC, Series 4851
(0, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 1.65%, 08/15/57† IO	367,779	48,883
Federal Home Loan Mortgage Corporation REMIC, Series 5034
2.50%, 11/25/50 IO	670,946	112,180
Federal Home Loan Mortgage Corporation REMIC, Series 5376
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 7.50% Cap), 4.76%, 01/25/54†	389,224	392,306
Federal Home Loan Mortgage Corporation REMIC, Series 5481
(Floating, U.S. 30-Day Average SOFR + 1.50%, 1.50% Floor, 6.50% Cap), 5.16%, 12/25/54†	836,005	844,329

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 5548
3.00%, 10/25/52 IO	$233,696	$37,843
Federal Home Loan Mortgage Corporation REMIC, Series 5575
(Floating, U.S. 30-Day Average SOFR + 3.95%), 7.61%, 09/25/55†	250,760	261,361
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA2, Class B1
(Floating, U.S. 30-Day Average SOFR + 4.75%), 8.41%, 02/25/42 144A †	365,000	373,796
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class B1
(Floating, U.S. 30-Day Average SOFR + 7.00%), 10.66%, 03/25/42 144A †	355,000	373,115
Federal National Mortgage Association
3.00%, 08/01/46	60,761	54,827
3.00%, 12/01/47	187,569	169,713
3.50%, 08/01/49	81,093	75,221
4.00%, 08/01/49	69,104	66,154
3.50%, 09/01/49	139,463	129,226
4.00%, 10/01/49	104,227	99,756
3.00%, 03/01/50	91,217	81,145
3.00%, 05/01/50	97,553	86,660
3.50%, 06/01/50	26,242	24,315
2.50%, 07/01/50	46,067	39,229
3.00%, 07/01/50	28,237	25,040
3.00%, 07/01/51	161,896	142,478
2.50%, 09/01/51	527,109	447,136
2.50%, 01/01/52	270,650	229,458
3.00%, 02/01/52	97,736	86,140
2.50%, 03/01/52	169,794	144,085
2.50%, 04/01/52	170,693	144,290
4.00%, 07/01/52	167,179	159,246
5.00%, 08/01/52	180,810	179,364
4.50%, 09/01/52	690,178	669,408
3.50%, 11/01/52	92,313	84,762
5.00%, 11/01/52	148,010	146,780
6.00%, 12/01/52	719,258	740,131
5.00%, 01/01/53	441,036	437,576
5.50%, 01/01/53	778,808	786,097
5.00%, 02/01/53	136,594	135,452
5.50%, 02/01/53	373,931	377,355
5.50%, 07/01/53	309,780	312,379
6.00%, 07/01/53	516,868	530,079
6.50%, 01/01/54	141,555	146,622
5.00%, 09/01/54	180,511	178,201
5.50%, 09/01/54	312,881	315,645
5.00%, 11/01/54	455,887	450,216
5.00%, 03/01/55	743,163	734,548
	Par	Value
5.00%, 04/01/55	$102,821	$101,513
6.00%, 06/01/55	232,624	237,256
5.50%, 10/01/55	382,177	384,222
Federal National Mortgage Association REMIC, Series 2020-67
2.00%, 09/25/50 IO	341,733	45,873
Federal National Mortgage Association REMIC, Series 2021-1
2.50%, 02/25/51 IO	334,302	47,266
Federal National Mortgage Association REMIC, Series 2024-33
(Floating, U.S. 30-Day Average SOFR + 0.90%, 0.90% Floor, 8.00% Cap), 4.56%, 12/25/53†	603,259	606,062
Federal National Mortgage Association REMIC, Series 2024-69
(Floating, U.S. 30-Day Average SOFR + 1.25%, 1.25% Floor, 6.50% Cap), 4.91%, 10/25/54†	618,644	621,658
Federal National Mortgage Association REMIC, Series 2024-88
(Floating, U.S. 30-Day Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.06%, 12/25/54†	365,238	368,191
Federal National Mortgage Association REMIC, Series 2025-86
(Floating, U.S. 30-Day Average SOFR + 1.20%), 4.86%, 10/25/55†	1,386,125	1,393,742
FHLMC Multifamily Structured Pass-Through Certificates, Series K124
0.81%, 12/25/30† IO γ	426,665	12,068
FHLMC Multifamily Structured Pass-Through Certificates, Series K-128
0.61%, 03/25/31† IO γ	5,106,039	105,130
FHLMC Multifamily Structured Pass-Through Certificates, Series K-171
0.28%, 07/25/35† IO γ	37,024,475	464,624
FHLMC Multifamily Structured Pass-Through Certificates, Series K-174
0.02%, 10/25/35† IO γ	64,995,904	443,113
FHLMC Multifamily Structured Pass-Through Certificates, Series K-175
0.05%, 11/25/35† IO γ	49,068,906	453,779
FHLMC Multifamily Structured Pass-Through Certificates, Series K-547
0.40%, 05/25/30† IO γ	7,222,152	114,933

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series K751
0.39%, 03/25/61† IO γ	$31,611,565	$371,627
GCAT Trust, Series 2019-RPL1, Class A1
2.65%, 10/25/68 144A	16,278	15,915
Government National Mortgage Association
4.50%, 09/20/52	163,240	159,054
5.00%, 11/20/52	91,946	91,768
5.00%, 03/20/53	148,856	148,053
5.50%, 03/20/53	207,201	210,420
5.00%, 07/20/53	125,297	124,681
5.50%, 07/20/53	45,603	46,228
5.50%, 10/20/53	35,442	36,031
5.00%, 11/20/53	81,687	81,413
5.00%, 01/20/54	116,887	116,302
5.50%, 02/20/54	129,341	130,956
4.50%, 04/20/54	135,835	131,494
4.50%, 09/20/54	56,012	54,214
4.50%, 08/20/55	59,242	57,290
Government National Mortgage Association, Series 2023-135
(Floating, U.S. 30-Day Average SOFR + 1.40%, 1.40% Floor, 7.00% Cap), 5.07%, 09/20/53†	664,305	671,981
Government National Mortgage Association, Series 2023-146
(Floating, U.S. 30-Day Average SOFR + 1.35%, 1.35% Floor, 7.00% Cap), 5.02%, 10/20/53†	359,250	363,059
Government National Mortgage Association, Series 2023-149
(Floating, U.S. 30-Day Average SOFR + 1.30%, 1.30% Floor, 7.00% Cap), 4.97%, 10/20/53†	355,693	359,065
Government National Mortgage Association, Series 2023-189
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 4.87%, 12/20/53†	581,506	585,799
Government National Mortgage Association, Series 2025-115
(Floating, 5.35% - U.S. 30-Day Average SOFR), 1.68%, 07/20/55† IO	688,813	30,834
Government National Mortgage Association, Series 2025-177
(Floating, U.S. 30-Day Average SOFR + 0.80%), 4.47%, 08/20/65†	618,683	619,547
Government National Mortgage Association, Series 2025-63
(Floating, U.S. 30-Day Average SOFR + 1.25%, 1.25% Floor, 6.50% Cap), 4.92%, 04/20/55†	783,016	787,681
Government National Mortgage Association, Series 2025-89
(Floating, U.S. 30-Day Average SOFR + 3.95%, 8.25% Cap), 7.62%, 05/20/55†	288,102	296,509
	Par	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A
(Floating, CME Term SOFR 1M + 1.60%, 1.60% Floor), 5.27%, 01/15/42 144A †	$100,000	$99,892
Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2
3.25%, 09/25/59 144A	120,000	108,358
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1
5.44%, 07/25/70 144A † γ	279,241	279,783
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1
5.15%, 07/25/70 144A † γ	591,847	592,430
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1B
(Step to 6.15% on 09/25/29), 5.15%, 07/25/70 144A STEP	854,236	851,597
New Residential Mortgage Loan Trust, Series 2025-NQM4, Class A1
5.35%, 07/25/65 144A † γ	1,514,055	1,516,272
NYMT Loan Trust, Series 2024-CP1, Class A1
3.75%, 02/25/68 144A	79,856	74,018
OBX Trust, Series 2024-NQM3, Class A1
(Step to 7.13% on 03/25/28), 6.13%, 12/25/63 144A STEP	66,375	66,757
OBX Trust, Series 2025-NQM13, Class A1
5.44%, 05/25/65 144A † γ	322,540	323,786
OBX Trust, Series 2025-NQM13, Class A2
(Step to 6.61% on 08/25/29), 5.61%, 05/25/65 144A STEP	778,786	780,891
OBX Trust, Series 2025-NQM18, Class A1
5.06%, 09/25/65 144A † γ	253,067	252,441
PMT Loan Trust, Series 2025-INV10, Class A36
(Floating, U.S. 30-Day Average SOFR + 1.35%), 5.01%, 10/01/56 144A †	409,756	411,831
PRPM LLC, Series 2024-7, Class A1
(Step to 8.87% on 12/25/27), 5.87%, 11/25/29 144A STEP	67,215	67,289
PRPM LLC, Series 2025-8, Class A1
(Step to 8.39% on 11/25/28), 5.39%, 10/25/30 144A STEP	141,916	141,382
PRPM LLC, Series 2026-1, Class A1
Already stepped, no disclosure, 5.19%, 02/25/31 144A STEP	98,049	97,088
PRPM LLC, Series 2026-2, Class A1
(Step to 8.09% on 03/25/29), 5.09%, 02/25/31 144A STEP	95,430	95,495

	Par	Value
Roc Mortgage Trust, Series 2024-RTL1, Class A1
(Step to 6.59% on 05/25/27), 5.59%, 10/25/39 144A STEP	$120,000	$120,257
Towd Point Mortgage Trust, Series 2019-4, Class A1
2.90%, 10/25/59 144A	33,768	32,499
TVC Mortgage Trust, Series 2024-RRTL1, Class A1
(Step to 6.55% on 03/25/27), 5.55%, 07/25/39 144A STEP	110,000	110,309
Uniform Mortgage Backed Securities
2.00%, 04/01/52 TBA	2,425,000	1,953,830
3.00%, 04/01/53 TBA	1,650,000	1,449,512
5.50%, 04/01/54 TBA	2,425,000	2,436,548
WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B
4.15%, 08/15/46† γ	30,147	29,399
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B
4.38%, 05/15/47	22,420	19,544
Total Mortgage-Backed Securities (Cost $53,831,055)		53,703,711
MUNICIPAL BOND — 0.0%
National Finance Authority Utility, Revenue Bond, Series A
6.89%, 04/01/34 144A (Cost $230,368)	225,000	235,415

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.1%
Call Swaptions — 0.1%
iTraxx Europe & Crossover Series 44 ( Pay Quarterly); Credit Default Swap Maturing 04/15/2026 EUR, Strike Price $325.00, Expires 04/15/26 (CITI)	1	$29,360,000	272,888
iTraxx Europe & Crossover Series 44 ( Pay Quarterly); Credit Default Swap Maturing 04/15/2026 EUR, Strike Price $325.00, Expires 04/15/26 (BAR)	1	6,370,000	59,206
Total Purchased Options (Premiums paid $217,538)			332,094

	Par
U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Bills
3.49%, 07/16/26Ω	$527,000	521,447
3.54%, 09/24/26Ω Δ	513,000	504,048
		1,025,495
	Par	Value
U.S. Treasury Bonds
4.25%, 11/15/40	$343,000	$327,176
3.88%, 05/15/43‡‡ Δ	3,823,000	3,389,478
5.00%, 05/15/45	640,700	649,209
4.88%, 08/15/45Δ	196,000	195,403
4.63%, 11/15/45	336,000	324,135
1.63%, 11/15/50	1,648,500	860,440
4.75%, 11/15/53	822,000	799,459
4.75%, 05/15/55Δ	712,100	693,602
4.63%, 11/15/55	59,000	56,382
		7,295,284
U.S. Treasury Notes
3.88%, 10/15/27	1,337,000	1,337,992
3.75%, 05/15/28Δ	997,900	996,672
4.00%, 03/31/30‡‡ Δ	8,715,000	8,747,341
3.88%, 07/31/30Δ	451,500	450,803
3.50%, 11/30/30Δ	3,883,000	3,811,862
3.75%, 01/31/31	284,000	281,604
2.75%, 08/15/32‡‡	4,465,000	4,130,648
3.75%, 11/30/32	999,000	977,869
3.75%, 02/28/33Δ	245,000	239,430
4.25%, 11/15/34	196,800	196,781
4.25%, 05/15/35Δ	1,830,000	1,825,461
4.13%, 02/15/36Δ	308,900	304,098
		23,300,561
Total U.S. Treasury Obligations (Cost $31,816,199)		31,621,340

	Shares
COMMON STOCK — 0.0%
Communication Services — 0.0%
Optimum Communications, Inc. Class A* (Cost $261,222)	16,976	22,069
FOREIGN COMMON STOCKS — 0.0%
China — 0.0%
Times China Holdings, Ltd.*	43,613	406
Yuzhou Group Holdings Co., Ltd.*	37,404	758
Total Foreign Common Stocks (Cost $2,666)		1,164
MONEY MARKET FUNDS — 7.0%
Northern Institutional Liquid Assets Portfolio (Shares), 3.70%Ø §	16,470,368	16,470,368
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø ∞	31,456,445	31,456,445
Total Money Market Funds (Cost $47,926,813)		47,926,813
TOTAL INVESTMENTS — 101.7% (Cost $708,999,634)		698,411,667
Liabilities in Excess of Other Assets — (1.7)%		(11,602,098)
NET ASSETS — 100.0%		$686,809,569

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at March 31, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	06/2026	(44)	$(5,607,537)	$107,017
Euro-Bobl	06/2026	(31)	(4,136,013)	(25,391)
Euro-BTP	06/2026	(10)	(1,344,023)	20,046
Euro-Bund	06/2026	(171)	(24,783,379)	505,057
Euro-Schatz	06/2026	62	7,578,331	(11,803)
10 -Year Mini JGB	06/2026	(9)	(739,769)	3,355
10-Year Commonwealth Treasury Bond	06/2026	1	74,345	(414)
10-Year Japanese Treasury Bond	06/2026	1	821,083	(9,800)
British Pounds/U.S. Dollars	06/2026	3	247,988	(2,475)
Euro/U.S. Dollars	06/2026	7	1,013,731	(2,893)
Japanese Yen/U.S. Dollars	06/2026	3	237,525	(369)
Canadian Dollars/U.S. Dollars	06/2026	2	144,000	(3,600)
10-Year U.S. Treasury Note	06/2026	117	12,992,484	(242,537)
U.S. Treasury Long Bond	06/2026	30	3,416,250	(103,419)
Ultra 10-Year U.S. Treasury Note	06/2026	(429)	(48,698,203)	970,214
Ultra Long U.S. Treasury Bond	06/2026	(29)	(3,380,313)	79,652
10-Year Bond	06/2026	26	2,243,016	(951)
2-Year Bond	06/2026	105	7,939,724	(19,795)
5-Year Canadian Government Bond	06/2026	(7)	(571,080)	21,861
Long GILT	06/2026	(12)	(1,394,386)	78,968
2-Year U.S. Treasury Note	06/2026	226	46,882,641	(206,508)
5-Year U.S. Treasury Note	06/2026	962	104,068,859	(1,436,616)
Total Futures Contracts outstanding at March 31, 2026			$97,005,274	$(280,401)
Forward Foreign Currency Contracts outstanding at March 31, 2026:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/15/26	U.S. Dollars	20,902,885	Swedish Kronor	189,785,391	GSC	$838,451
04/15/26	U.S. Dollars	13,278,903	South Korean Won	19,317,065,208	CITI	546,968
04/17/26	U.S. Dollars	45,417,261	Euro	38,801,177	HSBC	530,198
04/15/26	U.S. Dollars	15,191,065	New Zealand Dollars	25,641,257	GSC	448,585
04/17/26	U.S. Dollars	18,889,540	Euro	15,942,911	CITI	446,016
04/15/26	U.S. Dollars	18,046,481	Euro	15,291,252	GSC	358,622
04/15/26	U.S. Dollars	22,140,983	Japanese Yen	3,453,019,226	GSC	351,019
04/15/26	U.S. Dollars	8,101,575	South African Rand	131,535,496	GSC	337,408
04/17/26	U.S. Dollars	15,114,705	Euro	12,800,909	SS	305,999
04/15/26	Norwegian Kroner	107,177,906	U.S. Dollars	10,788,760	GSC	279,320
04/15/26	U.S. Dollars	18,334,800	Canadian Dollars	25,107,521	GSC	274,212
04/15/26	U.S. Dollars	6,143,512	South Korean Won	8,905,620,000	BAR	273,791
04/17/26	U.S. Dollars	5,525,051	Thai Baht	173,018,196	BAR	271,305
04/15/26	U.S. Dollars	15,679,633	British Pounds	11,642,556	GSC	269,853
04/15/26	U.S. Dollars	9,304,933	Swiss Francs	7,213,393	GSC	267,711
04/15/26	U.S. Dollars	4,847,372	New Zealand Dollars	8,099,921	UBS	190,310
04/17/26	U.S. Dollars	9,715,254	British Pounds	7,197,003	HSBC	189,517
04/15/26	Australian Dollars	11,047,339	U.S. Dollars	7,436,627	GSC	184,055
04/17/26	Chinese Offshore Yuan	140,819,627	U.S. Dollars	20,292,982	HSBC	180,091
04/15/26	U.S. Dollars	9,441,020	Australian Dollars	13,431,533	GSC	175,673
04/15/26	U.S. Dollars	3,161,030	South African Rand	51,270,156	UBS	134,698
04/17/26	U.S. Dollars	3,948,614	Japanese Yen	605,678,803	SS	125,773

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/15/26	U.S. Dollars	4,511,644	Euro	3,793,728	UBS	$123,322
04/17/26	U.S. Dollars	3,391,119	New Zealand Dollars	5,709,925	HSBC	107,960
04/15/26	Norwegian Kroner	24,810,450	U.S. Dollars	2,456,158	RBC	105,975
04/17/26	U.S. Dollars	6,356,367	Canadian Dollars	8,700,316	JPM	97,420
04/15/26	U.S. Dollars	5,830,440	Swiss Francs	4,576,611	UBS	96,682
04/17/26	U.S. Dollars	3,055,386	British Pounds	2,236,222	UBS	95,589
04/17/26	U.S. Dollars	9,425,255	British Pounds	7,049,131	JPM	95,236
04/15/26	U.S. Dollars	9,678,310	Norwegian Kroner	92,824,302	GSC	92,503
04/17/26	Australian Dollars	4,323,198	U.S. Dollars	2,902,154	BAR	80,002
04/17/26	U.S. Dollars	4,598,743	Mexican Pesos	81,132,713	SS	78,444
04/15/26	U.S. Dollars	3,230,630	Mexican Pesos	56,578,454	GSC	77,840
04/30/26	U.S. Dollars	7,436,775	British Pounds	5,562,060	UBS	75,127
04/17/26	U.S. Dollars	2,368,736	South African Rand	38,866,244	MLIB	74,936
04/15/26	U.S. Dollars	1,405,759	Chilean Pesos	1,234,271,902	GSC	72,830
04/17/26	U.S. Dollars	3,149,992	Euro	2,667,371	BAR	64,250
04/15/26	Brazilian Reals	8,180,731	U.S. Dollars	1,510,879	GSC	63,866
04/17/26	U.S. Dollars	2,744,501	Australian Dollars	3,888,592	SS	62,137
04/17/26	U.S. Dollars	1,973,412	New Zealand Dollars	3,331,145	JPM	58,032
04/15/26	U.S. Dollars	3,851,486	Australian Dollars	5,500,176	UBS	57,352
04/17/26	U.S. Dollars	2,106,720	Japanese Yen	324,812,651	CITI	56,612
04/30/26	Euro	47,936,676	U.S. Dollars	55,437,088	SS	54,938
04/15/26	U.S. Dollars	999,490	Chilean Pesos	875,728,727	UBS	53,764
04/15/26	U.S. Dollars	806,221	Chilean Pesos	698,223,767	SS	52,187
04/15/26	U.S. Dollars	2,405,789	Canadian Dollars	3,277,096	UBS	48,477
04/15/26	U.S. Dollars	1,248,859	South Korean Won	1,821,288,357	UBS	48,442
04/15/26	Brazilian Reals	5,430,792	U.S. Dollars	998,099	SC	47,299
04/17/26	U.S. Dollars	2,916,397	Euro	2,484,611	JPM	42,079
04/17/26	U.S. Dollars	2,120,143	New Zealand Dollars	3,618,176	SS	39,721
04/15/26	U.S. Dollars	1,611,754	Swedish Kronor	14,871,069	SS	39,559
04/17/26	Chinese Offshore Yuan	54,494,380	U.S. Dollars	7,884,319	SS	38,351
04/17/26	U.S. Dollars	2,389,211	Australian Dollars	3,408,615	UBS	37,937
04/15/26	U.S. Dollars	1,408,913	Australian Dollars	1,987,641	CITI	37,797
04/17/26	U.S. Dollars	1,892,302	Canadian Dollars	2,580,095	HSBC	36,200
04/15/26	U.S. Dollars	778,582	South Korean Won	1,126,908,235	GSC	35,834
04/17/26	U.S. Dollars	1,761,718	New Zealand Dollars	3,004,442	MLIB	34,189
04/15/26	U.S. Dollars	1,204,628	Swedish Kronor	11,071,876	RBC	34,091
04/17/26	U.S. Dollars	1,547,508	Czech Republic Koruna	32,147,227	CITI	33,202
04/15/26	Norwegian Kroner	7,913,532	U.S. Dollars	784,497	SS	32,720
04/15/26	U.S. Dollars	1,797,538	Japanese Yen	279,688,846	UBS	32,587
04/15/26	U.S. Dollars	1,410,487	Swiss Francs	1,100,770	SS	31,400
04/17/26	U.S. Dollars	1,619,426	Canadian Dollars	2,211,064	SS	28,801
04/15/26	U.S. Dollars	1,621,706	Norwegian Kroner	15,440,974	SS	27,143
04/17/26	U.S. Dollars	3,608,870	Czech Republic Koruna	76,065,820	MLIB	25,764
04/15/26	U.S. Dollars	2,004,285	Euro	1,710,966	BNP	25,159
04/15/26	Turkish Lira	55,370,871	U.S. Dollars	1,196,282	UBS	24,976
04/17/26	Australian Dollars	1,466,475	U.S. Dollars	987,575	HSBC	24,004
04/15/26	U.S. Dollars	416,579	South African Rand	6,685,682	SS	21,943
04/17/26	Norwegian Kroner	19,223,633	U.S. Dollars	1,963,860	JPM	21,315
05/15/26	U.S. Dollars	2,211,777	Chilean Pesos	2,027,857,793	CITI	21,060
04/17/26	U.S. Dollars	489,230	South African Rand	7,940,791	BAR	20,582
04/17/26	U.S. Dollars	462,752	New Zealand Dollars	770,222	RBC	19,880
04/17/26	U.S. Dollars	1,220,358	Australian Dollars	1,740,854	JPM	19,511
04/15/26	U.S. Dollars	407,775	Swiss Francs	311,893	RBC	17,023
04/15/26	U.S. Dollars	1,210,310	British Pounds	901,669	RBC	16,885
04/15/26	U.S. Dollars	807,054	British Pounds	597,070	SS	16,788
04/30/26	U.S. Dollars	2,462,507	Indonesian Rupiahs	41,530,631,218	CITI	16,651

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/23/26	U.S. Dollars	968,909	Peruvian Nuevo Soles	3,319,966	CITI	$16,085
04/15/26	Euro	2,054,396	U.S. Dollars	2,361,029	GSC	15,354
04/17/26	U.S. Dollars	510,932	British Pounds	374,527	SS	15,220
04/15/26	U.S. Dollars	836,415	Japanese Yen	130,203,684	BNP	14,777
04/30/26	U.S. Dollars	1,940,510	Mexican Pesos	34,603,961	GSC	14,655
04/15/26	Brazilian Reals	3,186,115	U.S. Dollars	599,985	SS	13,324
04/15/26	U.S. Dollars	417,960	British Pounds	306,069	UBS	12,855
04/15/26	U.S. Dollars	197,514	Chilean Pesos	171,335,412	CITI	12,483
04/17/26	U.S. Dollars	384,009	Czech Republic Koruna	7,891,634	SS	12,271
04/15/26	U.S. Dollars	1,202,645	Norwegian Kroner	11,528,487	UBS	12,118
04/15/26	Colombian Pesos	1,516,979,705	U.S. Dollars	399,126	BNP	12,021
04/15/26	U.S. Dollars	410,492	Swedish Kronor	3,769,451	CITI	11,979
04/15/26	Japanese Yen	436,968,603	U.S. Dollars	2,746,710	GSC	10,740
04/15/26	U.S. Dollars	409,045	Swiss Francs	318,258	CITI	10,319
04/17/26	U.S. Dollars	2,018,691	Canadian Dollars	2,792,138	MLIB	10,046
04/30/26	U.S. Dollars	1,615,099	Canadian Dollars	2,229,958	GSC	9,967
04/17/26	Euro	1,087,670	U.S. Dollars	1,248,986	MLIB	9,283
04/15/26	U.S. Dollars	401,680	Mexican Pesos	7,051,574	UBS	8,737
04/17/26	Norwegian Kroner	2,156,793	U.S. Dollars	214,101	HSBC	8,626
04/15/26	Brazilian Reals	2,182,243	U.S. Dollars	411,649	BNP	8,420
04/15/26	U.S. Dollars	402,818	Canadian Dollars	548,646	BNP	8,160
04/15/26	U.S. Dollars	588,054	Canadian Dollars	806,923	SS	7,610
04/15/26	U.S. Dollars	391,755	Canadian Dollars	534,980	SC	6,927
04/15/26	Brazilian Reals	2,133,801	U.S. Dollars	403,884	RBC	6,861
04/30/26	Japanese Yen	182,812,166	U.S. Dollars	1,148,635	SS	6,705
04/15/26	U.S. Dollars	398,008	Japanese Yen	62,015,033	SS	6,668
04/15/26	Euro	723,396	U.S. Dollars	830,148	UBS	6,626
04/17/26	U.S. Dollars	178,002	Mexican Pesos	3,101,248	UBS	5,216
04/15/26	U.S. Dollars	604,048	Israeli Shekels	1,882,796	GSC	4,861
04/30/26	Chinese Yuans	59,876,015	U.S. Dollars	8,686,370	UBS	4,791
04/15/26	Norwegian Kroner	5,832,697	U.S. Dollars	597,840	UBS	4,493
04/15/26	Malaysian Ringgit	4,704,659	U.S. Dollars	1,158,070	BAR	4,436
04/17/26	U.S. Dollars	77,069	Swedish Kronor	688,612	BAR	4,260
04/17/26	U.S. Dollars	1,917,012	Singapore Dollars	2,456,332	CITI	4,025
07/15/26	Norwegian Kroner	5,734,068	U.S. Dollars	587,584	GSC	3,922
04/17/26	South African Rand	7,100,181	U.S. Dollars	415,499	MLIB	3,538
04/17/26	Euro	776,353	U.S. Dollars	894,842	HSBC	3,281
04/17/26	Euro	1,197,521	U.S. Dollars	1,382,304	SS	3,046
04/17/26	U.S. Dollars	76,579	Polish Zloty	273,134	BAR	3,003
04/15/26	Colombian Pesos	742,554,906	U.S. Dollars	198,836	GSC	2,418
04/17/26	Japanese Yen	224,447,368	U.S. Dollars	1,414,232	JPM	2,404
07/15/26	New Zealand Dollars	680,171	U.S. Dollars	389,887	GSC	2,403
04/17/26	U.S. Dollars	102,476	Euro	86,581	RBC	2,315
07/15/26	Australian Dollars	554,775	U.S. Dollars	379,793	GSC	2,307
07/15/26	Swiss Francs	463,743	U.S. Dollars	584,590	GSC	2,185
04/15/26	U.S. Dollars	208,909	Hungarian Forint	68,884,456	GSC	2,007
04/15/26	Israeli Shekels	1,274,352	U.S. Dollars	403,565	GSC	1,989
04/17/26	Euro	920,051	U.S. Dollars	1,062,435	JPM	1,924
04/15/26	Japanese Yen	126,612,097	U.S. Dollars	797,054	UBS	1,920
04/17/26	U.S. Dollars	236,982	Euro	203,500	MSCS	1,564
04/15/26	Hungarian Forint	18,694,982	U.S. Dollars	54,721	GSC	1,431
04/17/26	Mexican Pesos	15,846,808	U.S. Dollars	881,480	BAR	1,423
04/15/26	British Pounds	290,200	U.S. Dollars	382,771	GSC	1,330
04/30/26	South Korean Won	1,541,509,123	U.S. Dollars	1,024,374	SS	1,213
04/30/26	U.S. Dollars	137,763	New Zealand Dollars	237,649	UBS	1,055
04/15/26	U.S. Dollars	405,738	British Pounds	305,774	CITI	1,024

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/30/26	U.S. Dollars	230,148	Polish Zloty	850,647	GSC	$1,011
04/30/26	Euro	91,700	U.S. Dollars	105,196	GSC	957
07/15/26	Japanese Yen	31,069,552	U.S. Dollars	196,567	GSC	957
04/30/26	U.S. Dollars	442,762	Czech Republic Koruna	9,379,832	GSC	854
07/15/26	New Zealand Dollars	340,061	U.S. Dollars	195,411	UBS	720
07/15/26	Swedish Kronor	1,852,910	U.S. Dollars	196,097	UBS	668
04/17/26	Hungarian Forint	80,898,694	U.S. Dollars	242,404	SS	548
07/15/26	Australian Dollars	281,614	U.S. Dollars	193,447	UBS	515
04/08/26	Euro	199,144	U.S. Dollars	229,778	HSBC	496
04/17/26	Japanese Yen	25,624,630	U.S. Dollars	161,336	MLIB	398
04/15/26	Canadian Dollars	532,890	U.S. Dollars	382,928	GSC	396
04/15/26	Japanese Yen	31,042,575	U.S. Dollars	195,519	SC	372
07/15/26	Canadian Dollars	269,428	U.S. Dollars	194,223	RBC	345
06/17/26	U.S. Dollars	97,768	Euro	84,000	MLIB	327
04/15/26	Swiss Francs	309,761	U.S. Dollars	387,806	GSC	275
04/15/26	U.S. Dollars	302,291	Euro	261,105	SS	263
04/15/26	Brazilian Reals	1,263,007	U.S. Dollars	242,920	CITI	202
04/17/26	Norwegian Kroner	941,980	U.S. Dollars	97,090	UBS	186
04/15/26	U.S. Dollars	576,078	Swedish Kronor	5,447,339	UBS	176
04/30/26	Danish Kroner	1,290,462	U.S. Dollars	199,832	GSC	112
04/30/26	U.S. Dollars	24,233	Australian Dollars	35,000	GSC	94
04/15/26	U.S. Dollars	404,073	Euro	349,243	CITI	93
04/30/26	Romanian Leu	521,630	U.S. Dollars	117,970	SS	90
04/15/26	Colombian Pesos	628,871	U.S. Dollars	164	CITI	6
04/15/26	U.S. Dollars	50	Singapore Dollars	64	GSC	— Φ
04/15/26	U.S. Dollars	40	Indonesian Rupiahs	674,019	RBC	— Φ
Subtotal Appreciation						$10,152,631
04/15/26	Polish Zloty	45	U.S. Dollars	12	GSC	$— Φ
04/15/26	U.S. Dollars	12	Israeli Shekels	39	GSC	— Φ
04/15/26	U.S. Dollars	78	Chinese Yuans	541	SC	(1)
04/30/26	U.S. Dollars	5,289	Chinese Yuans	36,479	UBS	(6)
04/15/26	Indian Rupees	27,934	U.S. Dollars	308	RBC	(12)
04/17/26	Chinese Offshore Yuan	8,161,755	U.S. Dollars	1,186,619	SS	(22)
04/30/26	Indian Rupees	465,893	U.S. Dollars	5,038	CITI	(94)
04/30/26	Mexican Pesos	250,000	U.S. Dollars	14,019	GSC	(106)
07/15/26	U.S. Dollars	194,368	Canadian Dollars	269,312	GSC	(116)
04/15/26	Chinese Yuans	613,910	U.S. Dollars	89,106	GSC	(118)
04/17/26	British Pounds	21,522	U.S. Dollars	28,688	UBS	(202)
04/30/26	Swiss Francs	23,027	U.S. Dollars	29,119	SS	(219)
04/15/26	U.S. Dollars	766,305	Swedish Kronor	7,250,643	GSC	(245)
04/17/26	Chinese Offshore Yuan	11,084,000	U.S. Dollars	1,611,698	JPM	(249)
04/30/26	U.S. Dollars	31,766	Hungarian Forint	10,675,893	GSC	(265)
04/30/26	Singapore Dollars	286,543	U.S. Dollars	223,738	GSC	(357)
04/30/26	Indonesian Rupiahs	2,155,489,789	U.S. Dollars	127,367	SS	(425)
04/01/26	Euro	200,000	U.S. Dollars	231,635	SS	(465)
04/15/26	Euro	18,255	U.S. Dollars	21,603	SC	(487)
04/15/26	Brazilian Reals	1,326,288	U.S. Dollars	255,855	RBC	(552)
04/15/26	U.S. Dollars	88,430	Chinese Yuans	614,070	GSC	(582)
04/15/26	U.S. Dollars	792,876	New Zealand Dollars	1,380,122	GSC	(627)
07/15/26	U.S. Dollars	776,875	Swiss Francs	614,488	GSC	(638)
04/15/26	U.S. Dollars	1,211,228	Taiwan Dollars	38,813,789	CITI	(779)
04/30/26	Thai Baht	12,395,142	U.S. Dollars	377,634	UBS	(836)
04/30/26	Australian Dollars	311,464	U.S. Dollars	215,650	GSC	(836)
04/15/26	Colombian Pesos	783,504,005	U.S. Dollars	213,207	UBS	(854)
04/15/26	U.S. Dollars	593,222	South African Rand	10,064,751	GSC	(872)

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/15/26	British Pounds	147,212	U.S. Dollars	195,748	SC	$(902)
04/17/26	New Zealand Dollars	196,434	U.S. Dollars	113,869	SS	(920)
07/15/26	U.S. Dollars	400,237	British Pounds	303,283	SS	(987)
04/17/26	U.S. Dollars	393,223	British Pounds	297,892	SS	(1,057)
04/17/26	Canadian Dollars	349,331	U.S. Dollars	252,378	SS	(1,072)
04/30/26	Czech Republic Koruna	11,930,000	U.S. Dollars	563,139	GSC	(1,086)
04/15/26	U.S. Dollars	195,855	Euro	170,309	SC	(1,146)
04/30/26	Canadian Dollars	280,000	U.S. Dollars	202,797	GSC	(1,251)
04/17/26	U.S. Dollars	565,301	Chinese Offshore Yuan	3,897,294	CITI	(1,307)
07/15/26	U.S. Dollars	394,272	British Pounds	299,089	GSC	(1,403)
04/30/26	Israeli Shekels	567,594	U.S. Dollars	182,224	GSC	(1,473)
04/15/26	Hungarian Forint	85,954,683	U.S. Dollars	259,697	CITI	(1,524)
04/17/26	Romanian Leu	1,315,043	U.S. Dollars	299,448	CITI	(1,590)
04/15/26	Norwegian Kroner	1,959,457	U.S. Dollars	203,945	CITI	(1,595)
04/15/26	U.S. Dollars	411,660	Colombian Pesos	1,525,038,644	BNP	(1,671)
04/17/26	Chinese Offshore Yuan	8,202,365	U.S. Dollars	1,194,232	MLIB	(1,731)
04/15/26	Czech Republic Koruna	1,954,866	U.S. Dollars	94,168	GSC	(2,085)
04/15/26	British Pounds	301,686	U.S. Dollars	401,560	CITI	(2,256)
04/17/26	U.S. Dollars	569,535	Euro	494,305	JPM	(2,301)
04/15/26	Euro	681,574	U.S. Dollars	790,723	BNP	(2,325)
04/17/26	U.S. Dollars	942,451	Japanese Yen	149,688,084	CITI	(2,330)
04/30/26	Polish Zloty	2,000,000	U.S. Dollars	541,112	GSC	(2,377)
04/15/26	U.S. Dollars	576,436	Swedish Kronor	5,477,039	UBS	(2,606)
04/15/26	U.S. Dollars	577,944	Mexican Pesos	10,420,119	GSC	(2,709)
04/17/26	Romanian Leu	633,111	U.S. Dollars	146,139	BAR	(2,740)
04/17/26	Hungarian Forint	31,564,375	U.S. Dollars	97,643	BAR	(2,851)
04/30/26	Swedish Kronor	3,547,073	U.S. Dollars	378,242	GSC	(2,928)
07/15/26	U.S. Dollars	590,203	Euro	510,763	GSC	(2,946)
04/15/26	Israeli Shekels	623,108	U.S. Dollars	201,253	GSC	(2,953)
04/15/26	Hungarian Forint	101,851,171	U.S. Dollars	308,917	GSC	(2,997)
04/15/26	Mexican Pesos	3,609,023	U.S. Dollars	204,145	UBS	(3,035)
04/17/26	U.S. Dollars	793,374	Chinese Offshore Yuan	5,478,000	SS	(3,046)
04/15/26	U.S. Dollars	767,962	New Zealand Dollars	1,341,290	CITI	(3,214)
04/15/26	Mexican Pesos	3,429,343	U.S. Dollars	194,328	SS	(3,230)
07/15/26	U.S. Dollars	396,564	Euro	344,341	UBS	(3,319)
04/15/26	U.S. Dollars	1,200,744	Euro	1,041,067	BNP	(3,490)
04/17/26	Danish Kroner	927,974	U.S. Dollars	147,189	UBS	(3,515)
04/17/26	Israeli Shekels	1,445,048	U.S. Dollars	463,454	BAR	(3,536)
04/17/26	Euro	220,775	U.S. Dollars	258,957	MSCS	(3,555)
04/15/26	U.S. Dollars	401,934	Israeli Shekels	1,274,300	UBS	(3,603)
04/15/26	U.S. Dollars	203,340	Brazilian Reals	1,075,218	BNP	(3,634)
04/15/26	U.S. Dollars	386,031	Mexican Pesos	6,993,302	UBS	(3,665)
04/17/26	Japanese Yen	41,995,970	U.S. Dollars	268,762	SS	(3,698)
07/15/26	U.S. Dollars	390,073	Swedish Kronor	3,709,397	GSC	(3,836)
04/17/26	U.S. Dollars	2,484,073	Swiss Francs	1,985,722	SS	(4,304)
04/15/26	Japanese Yen	96,325,981	U.S. Dollars	612,226	CITI	(4,370)
04/17/26	U.S. Dollars	1,611,480	Euro	1,396,789	MLIB	(4,393)
04/15/26	Israeli Shekels	1,259,645	U.S. Dollars	405,294	UBS	(4,420)
04/15/26	U.S. Dollars	1,967,275	Japanese Yen	312,452,184	GSC	(4,426)
04/15/26	U.S. Dollars	406,646	Colombian Pesos	1,517,107,654	CITI	(4,536)
04/15/26	U.S. Dollars	397,213	Turkish Lira	18,215,230	UBS	(4,542)
04/15/26	U.S. Dollars	815,028	Turkish Lira	37,163,138	GSC	(4,641)
04/15/26	U.S. Dollars	264,137	Brazilian Reals	1,396,620	CITI	(4,705)
04/17/26	Euro	295,754	U.S. Dollars	346,900	BAR	(4,757)
04/15/26	Japanese Yen	121,011,171	U.S. Dollars	768,413	RBC	(4,783)
04/15/26	Norwegian Kroner	7,573,591	U.S. Dollars	786,903	UBS	(4,791)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/15/26	Chilean Pesos	359,857,000	U.S. Dollars	393,583	BAR	$(4,826)
04/30/26	Malaysian Ringgit	1,724,891	U.S. Dollars	431,277	RBC	(4,851)
04/17/26	Czech Republic Koruna	4,032,429	U.S. Dollars	195,275	MLIB	(5,326)
04/17/26	U.S. Dollars	1,579,267	Euro	1,369,903	HSBC	(5,503)
04/15/26	Australian Dollars	572,782	U.S. Dollars	400,809	RBC	(5,692)
04/17/26	British Pounds	140,416	U.S. Dollars	192,000	MLIB	(6,150)
04/17/26	Danish Kroner	3,400,442	U.S. Dollars	532,748	SS	(6,275)
04/17/26	Canadian Dollars	459,940	U.S. Dollars	337,779	CITI	(6,901)
04/15/26	U.S. Dollars	1,966,263	Euro	1,705,985	GSC	(7,102)
04/17/26	Mexican Pesos	4,217,850	U.S. Dollars	242,636	SS	(7,639)
04/17/26	Japanese Yen	279,878,262	U.S. Dollars	1,774,896	HSBC	(8,398)
04/17/26	Thai Baht	77,882,000	U.S. Dollars	2,373,736	BAR	(8,827)
04/17/26	Polish Zloty	874,749	U.S. Dollars	244,740	MLIB	(9,106)
04/17/26	Euro	1,611,981	U.S. Dollars	1,873,939	MLIB	(9,122)
04/15/26	British Pounds	584,156	U.S. Dollars	782,310	BNP	(9,137)
04/15/26	Malaysian Ringgit	1,155,331	U.S. Dollars	294,878	BAR	(9,399)
04/15/26	U.S. Dollars	403,765	Hungarian Forint	137,640,497	GSC	(9,652)
04/15/26	British Pounds	597,195	U.S. Dollars	802,403	RBC	(11,972)
04/17/26	Euro	631,679	U.S. Dollars	743,195	CITI	(12,438)
04/15/26	U.S. Dollars	3,464,958	Norwegian Kroner	33,675,396	UBS	(12,643)
04/15/26	Japanese Yen	63,179,826	U.S. Dollars	411,834	SS	(13,143)
04/17/26	U.S. Dollars	2,364,262	Euro	2,055,831	SS	(14,022)
04/15/26	Euro	339,207	U.S. Dollars	406,691	RBC	(14,320)
04/17/26	Swedish Kronor	2,615,689	U.S. Dollars	291,521	MLIB	(14,955)
04/15/26	Chilean Pesos	175,687,583	U.S. Dollars	204,910	SC	(15,179)
04/15/26	U.S. Dollars	415,214	Brazilian Reals	2,240,061	SC	(15,985)
04/30/26	Indonesian Rupiahs	24,088,210,682	U.S. Dollars	1,434,657	CITI	(16,035)
04/17/26	Swiss Francs	379,675	U.S. Dollars	492,254	BAR	(16,470)
04/17/26	Swiss Francs	1,204,324	U.S. Dollars	1,525,925	HSBC	(16,745)
04/15/26	Australian Dollars	839,889	U.S. Dollars	598,724	SS	(19,351)
04/17/26	British Pounds	994,903	U.S. Dollars	1,337,352	CITI	(20,529)
04/15/26	British Pounds	1,059,682	U.S. Dollars	1,423,154	SS	(20,587)
04/15/26	U.S. Dollars	811,952	Brazilian Reals	4,328,603	GSC	(21,280)
04/15/26	U.S. Dollars	1,631,625	Australian Dollars	2,398,101	RBC	(22,635)
04/15/26	Chilean Pesos	534,639,163	U.S. Dollars	600,429	GSC	(23,055)
04/15/26	Swedish Kronor	3,577,514	U.S. Dollars	402,225	BNP	(24,005)
04/17/26	Polish Zloty	3,197,437	U.S. Dollars	886,402	BAR	(25,096)
04/15/26	Canadian Dollars	2,235,958	U.S. Dollars	1,634,622	CITI	(26,230)
04/15/26	Taiwan Dollars	38,813,789	U.S. Dollars	1,239,552	CITI	(27,545)
04/15/26	U.S. Dollars	1,411,925	Brazilian Reals	7,478,996	SS	(27,740)
04/15/26	Swedish Kronor	7,377,476	U.S. Dollars	807,951	RBC	(27,992)
04/17/26	British Pounds	1,380,325	U.S. Dollars	1,856,685	HSBC	(29,728)
04/15/26	U.S. Dollars	1,014,208	Brazilian Reals	5,428,245	UBS	(30,699)
04/15/26	Chilean Pesos	352,345,245	U.S. Dollars	411,320	CITI	(30,812)
04/17/26	Singapore Dollars	2,541,041	U.S. Dollars	2,011,062	SS	(32,104)
04/17/26	Swedish Kronor	9,852,327	U.S. Dollars	1,074,756	CITI	(33,036)
04/17/26	Australian Dollars	3,486,298	U.S. Dollars	2,438,793	MLIB	(33,933)
04/15/26	New Zealand Dollars	3,408,927	U.S. Dollars	1,994,214	UBS	(34,247)
04/15/26	New Zealand Dollars	2,745,682	U.S. Dollars	1,615,200	RBC	(36,566)
04/17/26	Thai Baht	20,198,361	U.S. Dollars	650,155	JPM	(36,826)
05/15/26	Chilean Pesos	1,869,358,904	U.S. Dollars	2,059,072	CITI	(39,583)
04/15/26	Australian Dollars	3,180,782	U.S. Dollars	2,234,892	UBS	(40,723)
04/15/26	South Korean Won	1,400,482,270	U.S. Dollars	966,028	SS	(42,966)
04/15/26	New Zealand Dollars	1,685,810	U.S. Dollars	1,012,580	SS	(43,321)
04/17/26	Czech Republic Koruna	53,094,540	U.S. Dollars	2,545,008	HSBC	(43,972)
04/17/26	Singapore Dollars	3,138,958	U.S. Dollars	2,489,122	MLIB	(44,506)

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/15/26	South Korean Won	1,925,222,336	U.S. Dollars	1,314,802	GSC	$(45,883)
04/15/26	Swedish Kronor	9,137,481	U.S. Dollars	1,013,840	SS	(47,811)
04/30/26	British Pounds	3,742,714	U.S. Dollars	5,004,211	UBS	(50,553)
04/17/26	British Pounds	1,608,731	U.S. Dollars	2,180,064	SS	(50,796)
04/30/26	U.S. Dollars	53,919,028	Euro	46,624,003	SS	(53,434)
04/15/26	South African Rand	23,120,915	U.S. Dollars	1,419,642	UBS	(54,881)
04/17/26	Swiss Francs	1,923,937	U.S. Dollars	2,468,303	JPM	(57,351)
04/15/26	Swiss Francs	2,334,332	U.S. Dollars	2,982,381	UBS	(57,838)
04/15/26	Chilean Pesos	855,324,329	U.S. Dollars	983,215	SS	(59,524)
04/16/26	South Korean Won	1,909,833,949	U.S. Dollars	1,324,003	CITI	(64,435)
04/17/26	Euro	5,095,030	U.S. Dollars	5,967,696	JPM	(73,520)
04/15/26	Chilean Pesos	1,418,431,639	U.S. Dollars	1,609,111	RBC	(77,303)
04/17/26	U.S. Dollars	1,887,167	Norwegian Kroner	19,027,875	JPM	(77,793)
04/17/26	Japanese Yen	2,410,577,788	U.S. Dollars	15,293,665	JPM	(78,910)
04/15/26	Mexican Pesos	67,034,498	U.S. Dollars	3,816,917	GSC	(81,472)
04/17/26	British Pounds	2,296,828	U.S. Dollars	3,121,551	JPM	(81,538)
05/05/26	U.S. Dollars	4,331,670	Brazilian Reals	23,027,558	CITI	(82,683)
04/15/26	Norwegian Kroner	88,737,842	U.S. Dollars	9,251,825	GSC	(88,019)
04/17/26	Euro	5,617,009	U.S. Dollars	6,591,891	SS	(93,866)
04/15/26	British Pounds	2,298,371	U.S. Dollars	3,137,063	UBS	(95,000)
04/17/26	Canadian Dollars	7,967,479	U.S. Dollars	5,829,100	MLIB	(97,351)
04/17/26	Japanese Yen	914,980,656	U.S. Dollars	5,875,694	UBS	(100,644)
04/15/26	U.S. Dollars	7,492,461	Australian Dollars	11,010,293	GSC	(102,665)
04/15/26	Euro	3,757,604	U.S. Dollars	4,454,493	UBS	(107,957)
04/15/26	Canadian Dollars	10,385,241	U.S. Dollars	7,583,874	UBS	(113,460)
04/15/26	Swedish Kronor	31,066,679	U.S. Dollars	3,422,366	UBS	(137,944)
04/15/26	Japanese Yen	821,399,514	U.S. Dollars	5,324,348	UBS	(140,981)
04/17/26	Australian Dollars	6,042,843	U.S. Dollars	4,319,984	CITI	(151,611)
04/15/26	British Pounds	8,105,906	U.S. Dollars	10,899,555	GSC	(170,792)
04/15/26	U.S. Dollars	9,007,959	Norwegian Kroner	89,165,782	GSC	(200,039)
04/15/26	Australian Dollars	17,565,397	U.S. Dollars	12,319,233	GSC	(202,261)
04/15/26	Canadian Dollars	17,121,002	U.S. Dollars	12,554,429	GSC	(238,781)
04/15/26	South Korean Won	9,701,423,462	U.S. Dollars	6,655,810	CITI	(261,573)
04/15/26	Swiss Francs	11,675,699	U.S. Dollars	14,921,528	GSC	(293,754)
04/17/26	Euro	27,256,005	U.S. Dollars	31,884,672	HSBC	(353,619)
04/15/26	Euro	15,218,308	U.S. Dollars	17,968,292	GSC	(364,810)
04/17/26	Euro	14,704,222	U.S. Dollars	17,406,181	UBS	(395,632)
04/15/26	Japanese Yen	2,633,489,341	U.S. Dollars	17,026,851	GSC	(408,456)
04/15/26	South African Rand	175,449,074	U.S. Dollars	10,805,967	GSC	(449,706)
04/15/26	New Zealand Dollars	28,622,327	U.S. Dollars	16,918,997	GSC	(462,546)
04/15/26	Swedish Kronor	177,391,734	U.S. Dollars	19,571,397	GSC	(817,241)
Subtotal Depreciation						$(8,251,441)
Total Forward Foreign Currency Contracts outstanding at March 31, 2026						$1,901,190

Swap Agreements outstanding at March 31, 2026:
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
iTraxx Europe & Crossover Series 45 (Receive Quarterly)	3.53%	5.00%	6/20/2031	EUR	2,596,000	$193,159	$178,906	$14,253
iTraxx Europe & Crossover Series 45 (Receive Quarterly)	0.71%	1.00%	6/20/2031	EUR	1,357,000	22,044	20,484	1,560
Markit CDX.EM.45 Index (Receive Quarterly)	1.95%	1.00%	6/20/2031	USD	1,992,000	(84,239)	(86,254)	2,015
Markit CDX.NA.HY.46 Index (Receive Quarterly)	3.85%	5.00%	6/20/2031	USD	1,008,000	49,717	43,338	6,379
Markit CDX.NA.IG.46 Index (Receive Quarterly)	0.63%	1.00%	6/20/2031	USD	1,170,000	20,520	18,771	1,749
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at March 31, 2026						$201,201	$175,245	$25,956

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.28% (Annually)	1/29/2028	JPY	427,877,000	$422	$—	$422
Swiss Average Overnight Rate (Annually)	0.39% (Annually)	1/29/2030	CHF	2,984,000	5,121	—	5,121
7-Day CFETS Repo Rate (Quarterly)	1.62% (Quarterly)	10/16/2030	CNY	70,400,000	15,047	890	14,157
7-Day CFETS Repo Rate (Quarterly)	1.63% (Quarterly)	2/6/2031	CNY	36,700,000	9,100	—	9,100
Subtotal Appreciation					$29,690	$890	$28,800
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.25% (Annually)	1/30/2028	JPY	768,549,000	$(1,817)	$—	$(1,817)
1-Day SONIA (Annually)	3.91% (Annually)	3/9/2028	GBP	2,000,000	(16,703)	—	(16,703)
3-Month KWCDC (Quarterly)	3.36% (Quarterly)	2/16/2029	KRW	2,051,137,000	(10,543)	—	(10,543)
3-Month KWCDC (Quarterly)	3.23% (Quarterly)	3/26/2029	KRW	2,932,597,000	(24,014)	—	(24,014)
7-Day CFETS Repo Rate (Quarterly)	1.58% (Quarterly)	11/26/2030	CNY	16,600,000	(1,507)	—	(1,507)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.05% (Upon termination)	1/2/2031	BRL	2,570,000	(14,222)	—	(14,222)
6-Month EURIBOR (Semiannually)	2.89% (Annually)	12/11/2035	EUR	1,061,000	(14,022)	—	(14,022)
3-Month KWCDC (Quarterly)	3.48% (Quarterly)	3/6/2036	KRW	926,000,000	(15,407)	—	(15,407)
3-Month KWCDC (Quarterly)	3.56% (Quarterly)	3/12/2036	KRW	465,000,000	(5,769)	—	(5,769)
3.19% (Annually)	6-Month EURIBOR (Semiannually)	12/10/2055	EUR	453,000	(10,278)	—	(10,278)
Subtotal Depreciation					$(114,282)	$ —	$(114,282)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2026					$(84,592)	$890	$(85,482)

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swaps
2.48% (Upon termination)	US CPI Urban Consumers (Upon termination)	2/12/2028	USD	64,050,000	$422,819	$—	$422,819
Subtotal Appreciation					$422,819	$ —	$422,819

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
2.74% (Upon termination)	US CPI Urban Consumers (Upon termination)	10/14/2028	USD	21,400,000	$(36,765)	$—	$(36,765)
Subtotal Depreciation					$(36,765)	$ —	$(36,765)
Net Centrally Cleared Inflation Swaps outstanding at March 31, 2026					$386,054	$ —	$386,054
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.1%
United States International Development Finance Corporation
1.44%, 04/15/28	$500,000	$480,807
1.65%, 04/15/28	500,000	482,302
Total Agency Obligations (Cost $953,426)		963,109
ASSET-BACKED SECURITIES — 2.3%
Dext ABS LLC, Series 2025-2, Class C
4.89%, 04/15/36 144A	510,000	508,197
Luminace ABS-2022 Issuer LLC, Series 2022-1, Class B
5.91%, 07/30/62 144A	680,489	650,597
MMP Capital LLC, Series 2025-A, Class A
5.36%, 12/15/31 144A	265,759	267,735
Switch ABS Issuer LLC, Series 2024-1A, Class A2
6.28%, 03/25/54 144A	90,000	90,881
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	235,000	230,743
Tricolor Auto Securitization Trust, Series 2022-1A, Class F
9.80%, 07/16/29 144A	500,000	157,665
Tricolor Auto Securitization Trust, Series 2024-1A, Class D
8.61%, 04/17/28 144A	730,000	214,182
Total Asset-Backed Securities (Cost $2,995,842)		2,120,000
CORPORATE BONDS — 20.4%
180 Medical, Inc.
5.30%, 10/08/35 144A	528,000	518,920
Agilent Technologies, Inc.
2.30%, 03/12/31	1,550,000	1,390,764
American Water Capital Corporation
4.45%, 06/01/32	1,300,000	1,280,226
5.25%, 03/01/35Δ	810,000	823,430
Amgen, Inc.
5.25%, 03/02/33	1,285,000	1,319,146
4.85%, 02/19/36	540,000	530,772
AT&T, Inc.
5.55%, 11/01/45	930,000	881,055
Avangrid, Inc.
3.80%, 06/01/29	450,000	439,337
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29	300,000	282,609
Elevance Health, Inc.
5.15%, 06/15/29	930,000	947,622
Eli Lilly & Co.
4.75%, 02/12/30	510,000	519,356
	Par	Value
GE HealthCare Technologies, Inc.
4.95%, 12/15/35	$420,000	$412,061
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	400,000	407,605
6.00%, 03/15/36	528,000	512,650
Haleon U.S. Capital LLC
3.63%, 03/24/32	838,000	787,782
HCA, Inc.
5.00%, 03/01/28	685,000	691,975
5.45%, 09/15/34	538,000	543,215
5.70%, 11/15/55	635,000	591,133
IQVIA, Inc.
6.25%, 02/01/29	750,000	779,933
Low Income Investment Fund
3.39%, 07/01/26	600,000	598,280
New York State Electric & Gas Corporation
5.05%, 08/15/35 144A	1,020,000	1,009,601
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	500,000	495,764
2.44%, 01/15/32	980,000	864,093
Preservation Of Affordable Housing, Inc.
4.48%, 12/01/32	470,000	444,020
Reinvestment Fund, Inc. (The)
3.93%, 02/15/28	500,000	485,358
Solventum Corporation
5.45%, 02/25/27	154,000	155,205
Verizon Communications, Inc.
3.88%, 02/08/29	300,000	297,190
4.75%, 01/15/33	850,000	839,793
Total Corporate Bonds (Cost $18,799,871)		18,848,895
FOREIGN BONDS — 1.3%
United Kingdom — 1.3%
Reckitt Benckiser Treasury Services PLC
3.00%, 06/26/27 144A	650,000	640,305
Royalty Pharma PLC
5.15%, 09/02/29	580,000	590,551
Total Foreign Bonds (Cost $1,213,904)		1,230,856
LOAN AGREEMENTS — 0.0%
Georgia Act and Healthcare Services, Inc. STRIP, SBA Loan
1.28%, 03/15/46†††	272,513	8,330
Ideal Therapy Rehabilitative Services II LLC STRIP, SBA Loan
0.48%, 01/15/46†††	473,174	5,424
MBT Industries LLC STRIP, SBA Loan
0.53%, 08/15/31†††	390,614	2,578

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
MCJT Phamaceutical Care, Inc. STRIP, SBA Loan
1.28%, 08/15/46†††	$347,232	$10,613
N&K Market, Inc. STRIP, SBA Loan
0.73%, 02/15/31 IO †††	218,249	1,935
Southwest Technologies, Inc. STRIP, SBA Loan
1.23%, 06/15/31†††	328,955	6,065
Total Loan Agreements (Cost $45,427)		34,945
MORTGAGE-BACKED SECURITIES — 37.7%
BX Commercial Mortgage Trust, Series 2022-AHP, Class C
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 5.76%, 01/17/39 144A †	673,982	674,368
Federal Home Loan Mortgage Corporation
2.00%, 02/01/51	277,873	226,042
2.00%, 03/01/51	632,767	514,410
3.00%, 02/01/52	551,571	487,407
3.50%, 03/01/52	1,370,478	1,258,585
4.00%, 06/01/52	395,654	375,280
4.50%, 07/01/52	238,798	231,942
5.50%, 08/01/53	2,616,926	2,664,643
6.00%, 08/01/53	1,071,211	1,112,499
6.00%, 09/01/53	391,043	405,641
6.00%, 10/01/55	825,097	845,697
Federal National Mortgage Association
3.15%, 11/01/27	235,924	232,849
1.53%, 04/01/28	1,000,000	949,498
2.52%, 07/01/28	817,672	790,334
5.16%, 10/01/28	500,000	512,387
4.97%, 11/01/28	750,000	763,149
4.50%, 02/01/29	1,100,000	1,107,757
4.78%, 06/01/29	650,000	661,828
2.45%, 10/01/29	307,344	291,858
4.36%, 10/01/29	700,000	705,159
4.66%, 04/01/30	875,000	885,717
4.12%, 12/01/30	725,000	721,867
1.59%, 03/01/31	500,000	442,527
1.61%, 03/01/31	445,565	397,312
1.62%, 03/01/31	500,000	437,842
2.03%, 04/01/31	250,000	226,052
2.59%, 03/01/32	510,114	467,392
1.65%, 03/01/33	480,111	407,209
2.01%, 03/01/33	98,184	85,094
2.00%, 03/01/51	1,731,257	1,406,812
3.00%, 02/01/52	1,793,977	1,582,456
3.50%, 04/01/52	625,116	574,144
4.00%, 06/01/52	1,211,876	1,148,804
4.50%, 07/01/52	317,011	307,340
5.00%, 09/01/52	385,144	382,141
5.50%, 10/01/52	441,959	448,977
6.00%, 11/01/52	189,684	195,389
6.50%, 11/01/52	123,903	130,261
	Par	Value
6.50%, 12/01/52	$130,181	$136,941
6.00%, 08/01/53	1,086,832	1,123,468
6.50%, 09/01/53	486,452	506,457
6.50%, 08/01/55	1,269,167	1,332,796
FRESB Mortgage Trust, Series 2021-SB87, Class A5H
(Variable, U.S. 30-Day Average SOFR + 0.70%, 0.70% Floor), 0.78%, 04/25/41	252,775	251,594
Small Business Administration
(Floating, Prime Rate U.S. + 1.07%), 7.82%, 06/25/30†	13,168	13,772
(Floating, Prime Rate U.S. + 0.96%), 7.71%, 12/25/30†	41,192	43,692
(Floating, Prime Rate U.S. + 2.33%), 9.08%, 01/25/31†	55,767	58,911
(Floating, Prime Rate U.S. + 1.01%), 7.76%, 02/25/31†	52,495	54,159
(Floating, Prime Rate U.S. + 0.33%), 7.08%, 07/25/31†	94,518	98,889
(Floating, Prime Rate U.S. + 0.79%), 7.54%, 08/25/31†	47,523	50,809
(Floating, Prime Rate U.S. + 0.64%), 7.39%, 07/25/32†	47,090	49,478
(Floating, Prime Rate U.S. + -2.60%), 4.15%, 03/25/34†	30,048	30,096
(Floating, Prime Rate U.S. + 0.58%), 7.33%, 05/25/34†	99,217	105,965
(Floating, Prime Rate U.S. + 1.63%), 8.38%, 05/25/34†	143,902	156,512
(Floating, Prime Rate U.S. + 3.38%), 10.13%, 06/25/34†	64,983	73,012
(Floating, Prime Rate U.S. + 3.63%), 10.38%, 08/25/34†	90,899	104,926
(Floating, Prime Rate U.S. + 3.61%), 10.36%, 10/25/34†	114,547	132,248
10.88%, 10/25/34	156,752	180,301
(Floating, Prime Rate U.S. + 1.61%), 8.36%, 02/25/35†	245,297	270,421
(Floating, Prime Rate U.S. + 1.86%), 8.61%, 02/25/35†	234,120	264,878
(Floating, Prime Rate U.S. + 1.31%), 8.06%, 02/25/36†	41,501	45,268
(Floating, Prime Rate U.S. + 0.30%), 7.05%, 04/25/36†	99,437	108,204
(Floating, Prime Rate U.S. + -0.32%), 6.43%, 12/25/45†	91,535	95,846
(Floating, Prime Rate U.S. + 0.59%), 7.34%, 12/25/45†	67,385	72,700
(Floating, Prime Rate U.S. + 0.12%), 6.87%, 01/25/46†	71,352	75,670
(Floating, Prime Rate U.S. + 0.33%), 7.08%, 04/25/46†	82,701	87,825
(Floating, Prime Rate U.S. + 0.38%), 7.13%, 08/25/46†	239,019	258,556
(Floating, Prime Rate U.S. - 0.20%), 6.56%, 03/25/51†	100,000	109,524
Uniform Mortgage Backed Securities
2.50%, 04/01/51 TBA	3,250,000	2,733,047

	Par	Value
2.00%, 04/01/52 TBA	$1,500,000	$1,208,555
Total Mortgage-Backed Securities (Cost $35,101,217)		34,893,189
MUNICIPAL BONDS — 6.9%
California State Health Facilities Financing Authority, Revenue Bond
1.98%, 06/01/30	600,000	549,167
Carroll County Water Authority, Revenue Bond, Series B
1.96%, 07/01/29	150,000	140,442
City & County of San Francisco, General Obligation, Series A
1.78%, 06/15/29	600,000	560,876
City of Deltona Utility System, Revenue Bond (BAM Insured)
1.54%, 10/01/29	250,000	229,532
City of Phoenix Civic Improvement Corporation, Junior Lien Revenue Bond, Series C
1.84%, 07/01/29	640,000	597,628
Connecticut State Green Bank, Revenue Bond
2.15%, 11/15/29	207,000	193,841
District of Columbia Housing Finance Agency, Revenue Bond, Series A-2 (FHA Insured)
1.90%, 03/01/29	140,000	130,806
2.05%, 03/01/30	420,000	384,745
Lancaster Power Authority, Revenue Bond (AGM Insured)
2.56%, 11/01/33	275,000	240,812
2.68%, 11/01/34	275,000	237,675
Maine State Housing Authority Mortgage Purchase Revenue Bond, Series B
2.33%, 11/15/30	525,000	482,993
Metropolitan Water District of Salt Lake & Sandy, Revenue Bond, Series B
1.52%, 07/01/28	200,000	189,708
Monterey Regional Waste Management Authority, Revenue Bond
2.31%, 04/01/32	700,000	621,679
Narragansett Bay Commission, Revenue Bond
2.09%, 09/01/30	500,000	461,037
New York City Housing Development Corporation, Revenue Bond, Series B
1.02%, 05/01/26	250,000	249,410
Rowland Water District, Revenue Bond, Series A
2.56%, 12/01/36	590,000	481,024
San Diego Public Facilities Financing Authority, Revenue Bond, Series B
2.13%, 08/01/29	290,000	272,759
	Par	Value
Santa Clara Valley Water District COPS
1.78%, 06/01/31	$440,000	$388,423
Total Municipal Bonds (Cost $6,362,017)		6,412,557
PRIVATE INVESTMENTS — 0.8%
FBC ROGERS 6.00% 5/15/25 6.00%, 05/15/26†††	686,000	709,503
FBC ROGERS 6.00% 5/15/50 0.00%, 05/16/50++ †††	—	—
Total Private Investments (Cost $686,000)		709,503
U.S. TREASURY OBLIGATIONS — 27.4%
U.S. Treasury Bonds
4.50%, 02/15/36	3,230,000	3,295,736
4.50%, 05/15/38Δ	1,500,000	1,511,426
4.25%, 11/15/40	1,300,000	1,240,027
3.63%, 08/15/43	2,875,000	2,456,216
4.13%, 08/15/44	725,000	657,952
4.63%, 11/15/45	1,000,000	964,687
4.00%, 11/15/52	1,350,000	1,160,209
3.63%, 02/15/53	600,000	481,688
4.25%, 02/15/54	1,225,000	1,097,547
4.63%, 02/15/55	1,925,000	1,836,495
4.75%, 05/15/55	500,000	487,012
4.75%, 08/15/55	950,000	925,953
4.63%, 11/15/55	1,500,000	1,433,437
		17,548,385
U.S. Treasury Notes
3.75%, 12/31/28	750,000	748,608
3.50%, 09/30/29	750,000	741,108
3.88%, 04/30/30	1,400,000	1,398,633
4.00%, 05/31/30	1,400,000	1,404,922
3.88%, 03/31/31	1,750,000	1,744,463
4.25%, 11/15/34	850,000	849,917
4.25%, 05/15/35	330,000	329,181
4.25%, 08/15/35Δ	570,000	567,952
		7,784,784
Total U.S. Treasury Obligations (Cost $25,922,150)		25,333,169

Shares
MONEY MARKET FUNDS — 7.7%
Northern Institutional Liquid Assets Portfolio (Shares), 3.70%Ø §	103,743	103,743

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø ∞	6,977,111	$6,977,111
Total Money Market Funds (Cost $7,080,854)		7,080,854
TOTAL INVESTMENTS — 105.6% (Cost $99,160,708)		97,627,077
Liabilities in Excess of Other Assets — (5.6)%		(5,157,933)
NET ASSETS — 100.0%		$92,469,144
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 18.9%
Communication Services — 0.7%
Alphabet, Inc. Class A	18,073	$5,197,072
Meta Platforms, Inc. Class A	4,292	2,455,582
		7,652,654
Consumer Discretionary — 2.7%
Home Depot, Inc. (The)	24,570	8,080,827
Marriott International, Inc. Class A	7,955	2,601,842
McDonald’s Corporation	19,315	6,002,909
NIKE, Inc. Class B	118,416	6,254,733
TJX Cos., Inc. (The)	54,077	8,636,097
		31,576,408
Consumer Staples — 1.4%
Coca-Cola Co. (The)	90,204	6,860,014
Kroger Co. (The)	38,262	2,768,639
Procter & Gamble Co. (The)	49,389	7,133,747
		16,762,400
Energy — 0.2%
Exxon Mobil Corporation	14,490	2,458,373
Financials — 4.5%
American Express Co.	20,255	6,126,732
Blackrock, Inc.	6,936	6,670,421
Marsh & McLennan Cos., Inc.	36,012	6,246,281
Mastercard, Inc. Class A	21,487	10,736,195
S&P Global, Inc.	17,639	7,502,572
Visa, Inc. Class A	26,414	7,983,367
Wells Fargo & Co.	101,526	8,082,485
		53,348,053
Health Care — 2.6%
Danaher Corporation	41,181	7,807,917
Elevance Health, Inc.	12,757	3,734,612
Eli Lilly and Co.	12,724	11,703,153
Stryker Corporation	23,340	7,669,291
		30,914,973
Industrials — 2.0%
AMETEK, Inc.	22,379	4,797,163
Honeywell International, Inc.	46,374	10,481,915
Northrop Grumman Corporation	12,245	8,354,029
		23,633,107
Information Technology — 4.8%
Amphenol Corporation Class A	39,393	4,977,306
Apple, Inc.	28,990	7,357,372
Broadcom, Inc.	43,967	13,608,226
KLA Corporation	3,706	5,456,752
Microsoft Corporation	35,358	13,088,471
QUALCOMM, Inc.	25,327	3,261,611
Texas Instruments, Inc.	44,196	8,580,211
		56,329,949
Total Common Stocks (Cost $216,952,192)		222,675,917
FOREIGN COMMON STOCKS — 1.5%
Ireland — 0.9%
Linde PLC	21,175	10,497,718
	Shares	Value
Switzerland — 0.6%
Chubb, Ltd.	24,317	$7,925,640
Total Foreign Common Stocks (Cost $15,959,704)		18,423,358
PREFERRED STOCK — 0.1%
Whirlpool Corporation
CONV* (Cost $960,000)	19,200	786,240
Total Preferred Stocks (Cost $960,000)		786,240

Number of Warrants
WARRANTS — 0.0%
GameStop CorporationΔ* (Cost $—)	6,880	26,557

	Par
CORPORATE BONDS — 9.2%
AeroVironment, Inc.
0.00%, 07/15/30 CONVΔ»	$1,000,000	981,000
Akamai Technologies, Inc.
1.13%, 02/15/29 CONV	1,826,000	2,089,948
0.25%, 05/15/33 144A CONV	651,000	902,774
Alkami Technology, Inc.
1.50%, 03/15/30 CONV	275,000	247,693
Arrowhead Pharmaceuticals, Inc.
0.00%, 01/15/32 CONV»	603,000	625,371
AST SpaceMobile, Inc.
2.00%, 01/15/36 144A CONV	440,000	465,850
2.25%, 04/15/36 144A CONV	2,109,000	2,039,403
Avnet, Inc.
1.75%, 09/01/30 144A CONV	533,000	578,838
BlackLine, Inc.
1.00%, 06/01/29 CONV	747,000	703,861
Bloom Energy Corporation
0.00%, 11/15/30 144A CONV»	2,000,000	2,134,600
Boston Properties LP REIT
2.00%, 10/01/30 144A CONV	773,000	705,363
Box, Inc.
1.50%, 09/15/29 CONV	361,000	331,759
Bridgebio Pharma, Inc.
2.25%, 02/01/29 CONV	376,000	421,825
0.75%, 02/01/33 144A CONV	534,000	530,369
BWX Technologies, Inc.
0.00%, 11/01/30 144A CONV»	1,254,000	1,301,652
CenterPoint Energy, Inc.
4.25%, 08/15/26 CONV	1,013,000	1,203,697
3.00%, 08/01/28 144A CONV	427,000	451,402
2.88%, 05/15/29 144A CONV	377,000	378,357

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Centrus Energy Corporation
0.00%, 08/15/32 144A CONV»	$531,000	$564,320
Cheesecake Factory, Inc. (The)
2.00%, 03/15/30 CONV	449,000	458,092
Cleanspark, Inc.
0.00%, 02/15/32 144A CONV»	1,400,000	946,400
Cloudflare, Inc.
0.00%, 06/15/30 144A CONV»	2,670,000	3,032,463
CMS Energy Corporation
3.38%, 05/01/28 CONV	666,000	753,413
3.13%, 05/01/31 144A CONV	733,000	752,608
Coinbase Global, Inc.
0.00%, 10/01/29 144A CONV»	2,079,000	1,825,362
0.25%, 04/01/30 CONV	1,726,000	1,605,611
Compass, Inc.
0.25%, 04/15/31 144A CONV	866,000	727,007
COPT Defense Properties LP REIT
5.25%, 09/15/28 144A CONV	250,000	290,800
Core Scientific, Inc.
0.00%, 06/15/31 144A CONV»	649,000	711,466
CoreWeave, Inc.
1.75%, 12/01/31 144A CONV	2,612,000	2,624,668
Crescent Energy Co.
2.75%, 03/15/31 144A CONV	516,000	593,658
Cytokinetics, Inc.
1.75%, 10/01/31 144A CONV	589,000	752,079
Datadog, Inc.
0.00%, 12/01/29»	765,000	742,241
Digital Realty Trust LP REIT
1.88%, 11/15/29 144A CONV	981,000	1,040,969
DoorDash, Inc.
0.00%, 05/15/30 144A CONV»	2,095,000	1,912,735
Dropbox, Inc.
0.00%, 03/01/28 CONV»	1,023,000	972,361
Duke Energy Corporation
3.00%, 03/15/29 144A CONV	1,413,000	1,422,538
Energy Vault Holdings, Inc.
5.25%, 03/01/31 144A CONV	166,000	160,768
Envista Holdings Corporation
1.75%, 08/15/28 CONV	377,000	375,351
Etsy, Inc.
1.00%, 06/15/30 144A CONV	1,087,000	1,051,129
Euronet Worldwide, Inc.
0.63%, 10/01/30 144A CONV	705,000	614,672
Evergy, Inc.
4.50%, 12/15/27 CONV	848,000	1,145,012
	Par	Value
Exelon Corporation
3.25%, 03/15/29 144A CONV	$705,000	$729,554
FirstEnergy Corporation
3.63%, 01/15/29 144A CONV	1,500,000	1,701,000
Fluence Energy, Inc.
2.25%, 06/15/30 CONV	624,000	629,616
Fluor Corporation
1.13%, 08/15/29 CONV	418,000	516,335
GameStop Corporation
0.00%, 04/01/30 144A CONV»	1,533,000	1,581,289
0.00%, 06/15/32 144A CONV»	1,000,000	1,034,000
Global Payments, Inc.
1.50%, 03/01/31 CONV	1,467,000	1,295,436
Guardant Health, Inc.
0.00%, 05/15/33 144A CONV»	632,000	674,243
Guidewire Software, Inc.
1.25%, 11/01/29 CONV	784,000	782,530
Haemonetics Corporation
2.50%, 06/01/29 CONV	550,000	526,240
Halozyme Therapeutics, Inc.
0.88%, 11/15/32 144A CONV	1,768,000	1,748,552
Indivior Pharmaceuticals, Inc.
0.63%, 03/15/31 144A CONV	756,000	771,120
Integer Holdings Corporation
1.88%, 03/15/30 CONV	859,000	823,351
Ionis Pharmaceuticals, Inc.
0.00%, 12/01/30 144A CONVΔ»	561,000	585,894
IRhythm Holdings, Inc.
1.50%, 09/01/29 CONV	426,000	466,896
Itron, Inc.
1.38%, 07/15/30 CONV	662,000	666,965
0.00%, 03/15/32 144A CONV»	615,000	585,326
Jazz Investments I, Ltd.
2.00%, 06/15/26 CONV	639,000	776,704
3.13%, 09/15/30 CONVΔ	834,000	1,183,029
JBT Marel Corporation
0.25%, 05/15/26 CONV	773,000	771,647
JPMorgan Chase & Co.
0.00%, 09/19/28†††»	5,500,000	5,614,100
Lantheus Holdings, Inc.
2.63%, 12/15/27 CONV	377,000	453,437
LCI Industries
3.00%, 03/01/30 CONV	392,000	472,458
Liberty Energy, Inc.
0.00%, 03/01/31 144A CONV»	599,000	656,804
0.00%, 03/01/32 144A CONV»	288,000	293,393

	Par	Value
Liberty Media Corporation-Liberty Formula One
2.25%, 08/15/27 CONV	$387,000	$447,372
Life360, Inc.
0.00%, 06/01/30 144A CONV»	241,000	220,696
Ligand Pharmaceuticals, Inc.
0.75%, 10/01/30 144A CONV	346,000	419,352
Live Nation Entertainment, Inc.
2.88%, 01/15/30 CONV	589,000	636,120
2.88%, 10/15/31 144A CONV	1,520,000	1,546,324
Lyft, Inc.
0.63%, 03/01/29 CONV	337,000	342,017
0.00%, 09/15/30 144A CONV»	465,000	438,460
Merit Medical Systems, Inc.
3.00%, 02/01/29 144A CONV	660,000	707,190
Meritage Homes Corporation
1.75%, 05/15/28 CONV	939,000	908,952
Microchip Technology, Inc.
0.00%, 02/15/30 144A CONV»	2,393,000	2,338,559
Mirion Technologies, Inc.
0.00%, 10/01/31 144A CONV»	1,010,000	962,025
NCL Corporation, Ltd.
0.75%, 09/15/30 144A CONVΔ	1,409,000	1,310,694
NextEra Energy Capital Holdings, Inc.
3.00%, 03/01/27 CONV	625,000	867,969
Northern Oil & Gas, Inc.
3.63%, 04/15/29 CONV	410,000	451,141
Nutanix, Inc.
0.50%, 12/15/29 CONVΔ	1,124,000	1,016,664
ON Semiconductor Corporation
0.50%, 03/01/29 CONV	3,157,000	3,093,860
Ormat Technologies, Inc.
0.00%, 03/15/31 144A CONV»	234,000	242,483
1.50%, 03/15/31 144A CONV	468,000	487,165
OSI Systems, Inc.
0.50%, 02/01/31 144A CONV	402,000	411,246
Parsons Corporation
2.63%, 03/01/29 CONV	610,000	601,765
Penguin Solutions, Inc.
2.00%, 08/15/30 144A CONV	421,000	424,174
Pinnacle West Capital Corporation
4.75%, 06/15/27 CONV	390,000	446,940
Post Holdings, Inc.
2.50%, 08/15/27 CONV	702,000	761,319
PPL Capital Funding, Inc.
2.88%, 03/15/28 CONV	843,000	988,628
	Par	Value
3.00%, 12/01/30 144A CONV	$1,173,000	$1,226,958
Ramaco Resources, Inc.
0.00%, 11/01/31 CONV»	255,000	195,203
Repligen Corporation
1.00%, 12/15/28 CONV	519,000	507,063
Rexford Industrial Realty LP REIT
4.13%, 03/15/29 144A CONV	727,000	714,641
Rivian Automotive, Inc.
3.63%, 10/15/30 CONV	2,550,000	2,448,510
Semtech Corporation
0.00%, 10/15/30 144A CONVΔ»	427,000	478,347
SoFi Technologies, Inc.
0.00%, 10/15/26 144A CONV»	154,000	158,081
Southern Co. (The)
4.50%, 06/15/27 CONV	1,195,000	1,328,891
Super Micro Computer, Inc.
3.50%, 03/01/29 CONV	820,000	655,884
0.00%, 06/15/30 144A CONV»	1,790,000	1,315,445
Synaptics, Inc.
0.75%, 12/01/31 CONVΔ	256,000	265,408
T1 Energy, Inc.
5.25%, 12/01/30 CONV	188,000	197,336
Tandem Diabetes Care, Inc.
0.00%, 03/15/32 144A CONV»	967,000	841,558
Tempus AI, Inc.
0.75%, 07/15/30 144A CONV	500,000	477,875
Terawulf, Inc.
0.00%, 05/01/32 144A CONV»	738,000	764,135
Tetra Tech, Inc.
2.25%, 08/15/28 CONV	452,000	474,216
Travere Therapeutics, Inc.
2.25%, 03/01/29 CONV	269,000	340,164
Uber Technologies, Inc.
0.88%, 12/01/28 CONV	1,134,000	1,365,619
Ultra Clean Holdings, Inc.
0.00%, 03/15/31 144A CONV»	851,000	903,549
Upstart Holdings, Inc.
1.00%, 11/15/30 CONV	286,000	203,740
0.00%, 02/15/32 144A CONV»	1,598,000	1,039,267
Vishay Intertechnology, Inc.
2.25%, 09/15/30 CONV	712,000	684,944
WEC Energy Group, Inc.
4.38%, 06/01/27 CONV	716,000	863,496
3.38%, 06/01/28 144A CONV	692,000	718,815
4.38%, 06/01/29 CONVΔ	701,000	868,013
WisdomTree, Inc.
4.63%, 08/15/30 144A CONV	620,000	677,040
World Kinect Corporation
3.25%, 07/01/28 CONV	264,000	278,124

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Zoetis, Inc.
0.25%, 06/15/29 144A CONV	$1,576,000	$1,568,120
Total Corporate Bonds (Cost $110,866,642)		108,140,961
FOREIGN BONDS — 1.2%
Australia — 0.2%
IREN, Ltd.
0.00%, 07/01/31 144A CONV»	3,001,000	2,196,882
Cameroon — 0.0%
Golar LNG, Ltd.
2.75%, 12/15/30 144A CONV	201,000	239,391
China — 0.4%
Alibaba Group Holding, Ltd.
0.50%, 06/01/31 CONV	993,000	1,379,028
JD.com, Inc.
0.25%, 06/01/29 CONV	1,520,000	1,515,440
Trip.com Group, Ltd.
0.75%, 06/15/29 CONV	1,083,000	1,123,355
		4,017,823
Israel — 0.2%
Check Point Software Technologies, Ltd.
0.00%, 12/15/30 144A CONV»	1,554,000	1,446,774
CyberArk Software, Ltd.
0.00%, 06/15/30 144A CONV»	1,152,000	1,185,754
		2,632,528
Netherlands — 0.3%
Nebius Group NV
1.25%, 03/15/31 144A CONV	200,000	192,740
2.75%, 09/15/32 144A CONV	2,000,000	2,093,000
2.63%, 03/15/33 144A CONV	1,200,000	1,121,520
		3,407,260
Singapore — 0.1%
Grab Holdings, Ltd.
0.00%, 06/15/30 CONV»	1,090,000	1,043,130
Switzerland — 0.0%
CRISPR Therapeutics AG
1.73%, 03/01/31 144A CONV	451,000	441,980
Total Foreign Bonds (Cost $14,969,752)		13,978,994

	Shares
EQUITY-LINKED SECURITIES — 0.1%
Microsoft Corporation, Issued by Barclays Bank PLC, Maturity Date 02/16/29 CONV††† (Cost $1,881,778)	1,822,000	1,829,461
MONEY MARKET FUNDS — 8.0%
Northern Institutional Liquid Assets Portfolio (Shares), 3.70%Ø§	5,551,227	5,551,227
	Shares	Value
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø∞	89,100,643	$89,100,643
Total Money Market Funds (Cost $94,651,870)		94,651,870

	Par
U.S. TREASURY OBLIGATIONS — 56.8%
U.S. Treasury Bills
3.56%, 06/16/26Ω‡‡Δ	$9,000,000	8,931,721
3.56%, 06/30/26ΩΔ	200,000,000	198,204,250
		207,135,971
U.S. Treasury Notes
4.13%, 06/15/26‡‡	89,800,000	89,876,771
4.63%, 09/15/26Δ	98,300,000	98,692,868
4.38%, 12/15/26‡‡Δ	107,300,000	107,767,457
4.25%, 03/15/27Δ	107,000,000	107,526,588
0.75%, 01/31/28Δ	44,000,000	41,623,828
3.63%, 09/30/31	18,000,000	17,661,797
		463,149,309
Total U.S. Treasury Obligations (Cost $672,212,742)		670,285,280

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 5.2%
Call Options — 5.2%
S&P 500®, Strike Price $6,100.00, Expires 01/31/30 (MSCS)	195	$127,306,140	32,734,797
S&P 500®, Strike Price $7,000.00, Expires 01/31/31 (MSCS)	200	130,570,400	28,649,104
Total Purchased Options (Premiums paid $62,907,773)			61,383,901
TOTAL INVESTMENTS — 101.0% (Cost $1,191,362,453)			1,192,182,539

WRITTEN OPTIONS — (0.8)%
Call Options — (0.8)%
S&P 500®, Strike Price $6,355.00, Expires 04/10/26 (MSCS)	(4)	(2,611,408)	(16,680)
S&P 500®, Strike Price $6,360.00, Expires 05/01/26 (MSCS)	(38)	(24,808,376)	(394,440)
S&P 500®, Strike Price $6,380.00, Expires 04/24/26 (MSCS)	(88)	(57,450,976)	(796,400)
S&P 500®, Strike Price $6,380.00, Expires 05/01/26 (MSCS)	(65)	(42,435,380)	(694,330)
S&P 500®, Strike Price $6,500.00, Expires 05/01/26 (MSCS)	(19)	(12,404,188)	(306,984)

	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $6,510.00, Expires 04/24/26 (MSCS)	(5)	$(3,264,260)	$(65,725)
S&P 500®, Strike Price $6,515.00, Expires 04/02/26 (MSCS)	(21)	(13,709,892)	(80,010)
S&P 500®, Strike Price $6,550.00, Expires 04/24/26 (MSCS)	(1)	(652,852)	(14,733)
S&P 500®, Strike Price $6,555.00, Expires 04/02/26 (MSCS)	(3)	(1,958,556)	(17,085)
S&P 500®, Strike Price $6,555.00, Expires 04/17/26 (MSCS)	(50)	(32,642,600)	(642,000)
S&P 500®, Strike Price $6,560.00, Expires 04/24/26 (MSCS)	(21)	(13,709,892)	(317,205)
S&P 500®, Strike Price $6,590.00, Expires 04/02/26 (MSCS)	(1)	(652,852)	(7,895)
S&P 500®, Strike Price $6,590.00, Expires 04/24/26 (MSCS)	(42)	(27,419,784)	(689,010)
S&P 500®, Strike Price $6,600.00, Expires 04/24/26 (MSCS)	(11)	(7,181,372)	(184,569)
S&P 500®, Strike Price $6,625.00, Expires 04/17/26 (MSCS)	(13)	(8,487,076)	(210,145)
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $6,640.00, Expires 04/10/26 (MSCS)	(79)	$(51,575,308)	$(1,185,790)
S&P 500®, Strike Price $6,665.00, Expires 04/17/26 (MSCS)	(29)	(18,932,708)	(533,020)
S&P 500®, Strike Price $6,700.00, Expires 04/10/26 (MSCS)	(78)	(50,922,456)	(1,488,630)
S&P 500®, Strike Price $6,700.00, Expires 04/17/26 (MSCS)	(22)	(14,362,744)	(451,660)
S&P 500®, Strike Price $6,710.00, Expires 04/10/26 (MSCS)	(3)	(1,958,556)	(59,400)
S&P 500®, Strike Price $6,725.00, Expires 04/17/26 (MSCS)	(51)	(33,295,452)	(1,132,200)
S&P 500®, Strike Price $6,760.00, Expires 04/02/26 (MSCS)	(17)	(11,098,484)	(397,120)
Total Written Options (Premiums received $(10,604,547))			(9,685,031)
Liabilities in Excess of Other Assets — (0.2)%			(2,060,317)
NET ASSETS — 100.0%			$1,180,437,191
Futures Contracts outstanding at March 31, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	06/2026	190	$21,098,906	$(433,437)
S&P 500® E-Mini	06/2026	55	18,069,563	(496,982)
2-Year U.S. Treasury Note	06/2026	265	54,973,008	(424,414)
5-Year U.S. Treasury Note	06/2026	645	69,775,898	(1,068,281)
Total Futures Contracts outstanding at March 31, 2026			$163,917,375	$(2,423,114)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.2%
Communication Services — 10.3%
Alphabet, Inc. Class A	600,045	$172,548,940
Alphabet, Inc. Class C	480,993	137,977,652
AT&T, Inc.Δ	810,706	23,502,367
Charter Communications, Inc. Class AΔ*	8,771	1,893,483
Comcast Corporation Class AΔ	381,791	10,961,220
EchoStar Corporation Class AΔ*	14,580	1,706,881
Electronic Arts, Inc.	27,291	5,563,816
Fox Corporation Class AΔ	24,540	1,433,136
Fox Corporation Class B	22,665	1,203,512
Live Nation Entertainment, Inc.Δ*	13,806	2,105,553
Meta Platforms, Inc. Class A	223,853	128,073,017
Netflix, Inc.*	432,661	41,600,355
News Corporation Class A	13,865	345,654
News Corporation Class BΔ	17,149	488,918
Omnicom Group, Inc.	34,451	2,594,505
Paramount Skydance Corporation Class BΔ	33,224	299,680
Take-Two Interactive Software, Inc.*	18,289	3,612,078
TKO Group Holdings, Inc.	9,182	1,851,550
T-Mobile US, Inc.	57,174	12,008,255
Trade Desk, Inc. (The) Class A*	34,627	785,687
Verizon Communications, Inc.	495,581	24,878,166
Walt Disney Co. (The)	188,123	18,131,295
Warner Bros Discovery, Inc.*	250,493	6,878,538
		600,444,258
Consumer Discretionary — 9.6%
Airbnb, Inc. Class A*	41,224	5,205,767
Amazon.com, Inc.*	995,792	207,393,600
AutoZone, Inc.*	1,728	5,836,804
Best Buy Co., Inc.	16,382	1,051,724
Booking Holdings, Inc.	3,319	13,974,052
Carnival Corporation	93,461	2,418,771
Carvana Co.Δ*	14,165	4,453,193
Chipotle Mexican Grill, Inc.*	134,179	4,295,070
D.R. Horton, Inc.	32,224	4,421,777
Darden Restaurants, Inc.	14,447	2,832,190
Deckers Outdoor Corporation*	12,609	1,262,035
Domino’s Pizza, Inc.	1,351	484,725
DoorDash, Inc. Class A*	36,067	5,415,460
eBay, Inc.	54,164	4,930,007
Expedia Group, Inc.	10,462	2,415,571
Ford Motor Co.	360,267	4,157,481
General Motors Co.	95,248	7,095,976
Genuine Parts Co.	18,371	1,942,733
Hasbro, Inc.	12,911	1,208,470
Hilton Worldwide Holdings, Inc.	25,222	7,669,506
Home Depot, Inc. (The)	105,839	34,809,389
Lennar Corporation Class A	25,645	2,227,012
Lowe’s Cos., Inc.	56,981	13,463,471
Lululemon Athletica, Inc.*	11,007	1,685,172
Marriott International, Inc. Class AΔ	22,914	7,494,482
McDonald’s Corporation	84,358	26,217,623
NIKE, Inc. Class B	122,827	6,487,722
Norwegian Cruise Line Holdings, Ltd.Δ*	29,743	556,194
	Shares	Value
NVR, Inc.*	284	$1,871,512
O’Reilly Automotive, Inc.*	85,275	7,871,735
Pool CorporationΔ	3,147	636,733
PulteGroup, Inc.	17,308	2,035,594
Ralph Lauren Corporation	2,445	841,056
Ross Stores, Inc.	31,270	6,774,020
Royal Caribbean Cruises, Ltd.Δ	24,936	6,861,888
Starbucks Corporation	115,296	10,329,369
Tapestry, Inc.	22,719	3,205,878
Tesla, Inc.*	286,774	106,608,234
TJX Cos., Inc. (The)	113,944	18,196,857
Tractor Supply Co.	50,195	2,273,833
Ulta Beauty, Inc.*	3,993	2,087,181
Williams-Sonoma, Inc.	8,971	1,635,682
Yum! Brands, Inc.	32,953	5,123,532
		557,759,081
Consumer Staples — 5.3%
Archer-Daniels-Midland Co.	63,508	4,616,396
Church & Dwight Co., Inc.	27,959	2,609,134
Clorox Co. (The)	14,245	1,476,209
Coca-Cola Co. (The)	531,878	40,449,322
Colgate-Palmolive Co.	109,435	9,327,145
Conagra Brands, Inc.	100,249	1,575,914
Costco Wholesale Corporation	45,895	45,731,155
Dollar General Corporation	30,243	3,590,751
Dollar Tree, Inc.*	19,847	2,173,445
Estee Lauder Cos., Inc. (The) Class A	24,032	1,724,777
General Mills, Inc.	107,180	3,989,240
Hershey Co. (The)	18,809	3,910,203
Hormel Foods Corporation	48,902	1,107,630
J.M. Smucker Co. (The)	15,075	1,453,833
Kenvue, Inc.	276,470	4,766,343
Keurig Dr. Pepper, Inc.	215,878	5,684,068
Kimberly-Clark Corporation	38,870	3,749,789
Kraft Heinz Co. (The)Δ	242,116	5,445,189
Kroger Co. (The)	75,797	5,484,671
McCormick & Co., Inc. (Non-Voting Shares)	30,377	1,532,216
Mondelez International, Inc. Class A	175,959	10,142,277
Monster Beverage Corporation*	99,085	7,179,699
PepsiCo, Inc.	170,829	26,528,035
Procter & Gamble Co. (The)	314,963	45,493,256
Sysco Corporation	52,703	3,759,305
Target Corporation	47,305	5,733,366
The Campbell's Co.Δ	41,165	916,744
Tyson Foods, Inc. Class A	45,726	2,929,665
Walmart, Inc.	468,375	58,209,645
		311,289,422
Energy — 3.8%
APA CorporationΔ	11,692	496,208
Archrock, Inc.	13	452
Baker Hughes Co.	91,162	5,565,440
Chevron Corporation	206,676	42,761,264
ConocoPhillips	133,492	17,620,944
Coterra Energy, Inc.	61,871	2,174,147
Devon Energy Corporation	42,403	2,133,719
Diamondback Energy, Inc.	18,803	3,719,045

	Shares	Value
EOG Resources, Inc.	59,646	$8,623,022
EQT Corporation	56,293	3,582,487
Expand Energy Corporation	20,519	2,252,576
Exxon Mobil Corporation	452,832	76,827,477
Halliburton Co.	53,476	2,085,029
Kinder Morgan, Inc.	212,594	7,128,277
Marathon Petroleum Corporation	28,653	6,996,490
Occidental Petroleum Corporation	66,632	4,331,080
ONEOK, Inc.Δ	65,945	5,960,769
Phillips 66	40,536	7,384,849
Targa Resources Corporation	18,488	4,635,496
Texas Pacific Land Corporation	5,376	2,551,235
Valero Energy Corporation	30,789	7,607,346
Williams Cos., Inc. (The)	130,328	9,485,272
		223,922,624
Financials — 12.0%
Aflac, Inc.	81,412	8,931,711
Allstate Corporation (The)	27,407	5,682,567
American Express Co.	50,900	15,396,232
American International Group, Inc.	65,815	4,952,579
Ameriprise Financial, Inc.	10,345	4,597,318
Apollo Global Management, Inc.	40,443	4,506,159
Arch Capital Group, Ltd.Δ*	35,117	3,370,881
Ares Management Corporation Class A	20,028	2,185,055
Arthur J. Gallagher & Co.	27,191	5,889,027
Assurant, Inc.	2,404	523,615
Bank of America Corporation	702,628	34,253,115
Bank of New York Mellon Corporation (The)	77,492	9,192,876
Berkshire Hathaway, Inc. Class B*	195,454	93,661,557
Blackrock, Inc.	14,307	13,759,185
Blackstone, Inc.Δ	69,916	8,039,641
Block, Inc.*	54,911	3,304,544
Brown & Brown, Inc.	20,522	1,338,240
Capital One Financial Corporation	60,043	10,953,644
Cboe Global Markets, Inc.	14,521	4,081,417
Charles Schwab Corporation (The)	167,200	15,713,456
Cincinnati Financial Corporation	14,725	2,316,979
Citigroup, Inc.	184,838	20,962,478
Citizens Financial Group, Inc.	34,788	2,086,236
CME Group, Inc.	42,861	12,658,996
Coinbase Global, Inc. Class A*	22,170	3,871,104
Corpay, Inc.*	5,052	1,470,081
Erie Indemnity Co. Class AΔ	1,849	464,672
Everest Group, Ltd.	3,173	1,037,095
FactSet Research Systems, Inc.Δ	1,620	351,524
Fidelity National Information Services, Inc.	54,367	2,550,356
Fifth Third Bancorp	52,084	2,419,823
Fiserv, Inc.*	51,897	2,895,853
Franklin Resources, Inc.Δ	37,861	894,277
Global Payments, Inc.Δ	19,138	1,287,987
Globe Life, Inc.	5,006	696,685
Goldman Sachs Group, Inc. (The)	29,822	25,229,114
Hartford Insurance Group, Inc. (The)	28,747	3,887,457
Huntington Bancshares, Inc.	118,830	1,859,689
	Shares	Value
Interactive Brokers Group, Inc. Class A	39,662	$2,660,130
Intercontinental Exchange, Inc.	59,293	9,325,603
Invesco, Ltd.	28,914	702,321
Jack Henry & Associates, Inc.Δ	6,405	1,012,246
JPMorgan Chase & Co.	283,296	83,334,351
KeyCorp	64,549	1,294,207
KKR & Co., Inc.	61,931	5,728,617
Loews Corporation	28,928	3,087,775
M&T Bank Corporation	18,081	3,737,704
Marsh & McLennan Cos., Inc.	51,698	8,967,018
Mastercard, Inc. Class A	84,359	42,150,818
MetLife, Inc.	64,005	4,526,434
Moody’s Corporation	13,640	5,950,450
Morgan Stanley	122,245	20,117,860
MSCI, Inc.	7,057	3,803,794
Nasdaq, Inc.	38,291	3,250,523
Northern Trust Corporation	16,617	2,319,235
PayPal Holdings, Inc.	91,430	4,135,379
PNC Financial Services Group, Inc. (The)	44,111	9,179,058
Principal Financial Group, Inc.Δ	19,881	1,791,477
Progressive Corporation (The)	59,797	11,854,157
Prudential Financial, Inc.	36,128	3,529,344
Raymond James Financial, Inc.	15,892	2,301,003
Regions Financial Corporation	64,510	1,685,001
Robinhood Markets, Inc. Class A*	77,334	5,359,246
S&P Global, Inc.	31,031	13,198,726
State Street Corporation	30,870	3,906,907
Synchrony Financial	16,316	1,109,814
T. Rowe Price Group, Inc.	22,044	1,987,046
Travelers Cos., Inc. (The)	24,966	7,282,083
Truist Financial Corporation	139,078	6,393,416
U.S. Bancorp	162,438	8,448,400
Visa, Inc. Class A	173,838	52,540,797
W.R. Berkley Corporation	30,968	2,052,559
Wells Fargo & Co.	327,773	26,094,009
		702,090,733
Health Care — 8.0%
Agilent Technologies, Inc.	97,629	11,127,753
Align Technology, Inc.*	5,801	994,465
Amgen, Inc.	111,175	39,116,924
Baxter International, Inc.Δ	64,652	1,086,154
Becton, Dickinson and Co.	44,733	7,033,370
Boston Scientific Corporation*	187,364	11,757,091
Cardinal Health, Inc.	41,134	8,692,025
Cencora, Inc.	32,785	10,299,080
Centene Corporation*	84,170	2,755,726
Cigna Group (The)	38,740	10,333,895
Danaher Corporation	123,326	23,382,610
DaVita, Inc.*	11,461	1,761,441
Dexcom, Inc.*	39,119	2,456,673
Edwards Lifesciences Corporation*	93,008	7,448,081
Elevance Health, Inc.	31,872	9,330,528
Eli Lilly and Co.	96,301	88,574,771
GE HealthCare Technologies, Inc.	50,374	3,585,621

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Gilead Sciences, Inc.	270,480	$37,696,798
HCA Healthcare, Inc.	25,973	12,291,462
Henry Schein, Inc.Δ*	23,034	1,697,606
Hologic, Inc.*	63,158	4,774,113
Humana, Inc.	15,358	2,662,924
IDEXX Laboratories, Inc.*	10,753	6,042,003
Incyte Corporation*	157,780	14,850,254
Insulet Corporation*	8,088	1,697,186
Intuitive Surgical, Inc.*	40,588	18,710,662
IQVIA Holdings, Inc.*	30,627	5,223,128
Labcorp Holdings, Inc.	19,730	5,264,161
McKesson CorporationΔ	17,182	14,868,615
Mettler-Toledo International, Inc.*	5,334	6,727,241
Moderna, Inc.Δ*	118,413	6,015,380
Quest Diagnostics, Inc.	27,553	5,399,837
ResMed, Inc.Δ	20,694	4,645,389
Revvity, Inc.Δ	41,907	3,671,472
Solventum Corporation*	15,682	1,024,035
Stryker Corporation	50,365	16,549,435
Universal Health Services, Inc. Class B	11,246	2,012,697
Viatris, Inc.	1,429,094	19,307,060
Waters Corporation*	23,388	6,964,946
West Pharmaceutical Services, Inc.	13,695	3,432,515
Zimmer Biomet Holdings, Inc.	24,469	2,212,487
Zoetis, Inc.	211,322	24,980,374
		468,457,988
Industrials — 8.2%
3M Co.	52,734	7,658,559
A.O. Smith Corporation	16,217	1,069,349
AMETEK, Inc.	26,617	5,705,620
Automatic Data Processing, Inc.	49,116	9,979,389
Axon Enterprise, Inc.*	7,800	3,312,582
Boeing Co. (The)*	78,040	15,532,301
Broadridge Financial Solutions, Inc.	11,905	1,934,324
Builders FirstSource, Inc.*	8,558	704,580
C.H. Robinson Worldwide, Inc.Δ	12,459	2,069,066
Carrier Global Corporation	78,938	4,444,999
Caterpillar, Inc.	48,766	34,548,760
Cintas Corporation	30,761	5,202,916
Comfort Systems U.S.A., Inc.	3,525	4,860,940
Copart, Inc.*	62,547	2,076,560
CSX Corporation	185,964	7,633,822
Cummins, Inc.	12,679	6,821,556
Deere & Co.	26,054	14,676,218
Delta Air Lines, Inc.Δ	67,380	4,479,422
Dover Corporation	11,833	2,466,589
EMCOR Group, Inc.	2,652	1,957,998
Emerson Electric Co.	56,724	7,431,978
Equifax, Inc.	11,539	2,077,828
Expeditors International of Washington, Inc.	10,368	1,485,009
Fastenal Co.Δ	107,051	4,967,166
FedEx Corporation	23,188	8,259,102
Fortive Corporation	31,205	1,725,012
GE Vernova, Inc.	27,966	24,411,521
Generac Holdings, Inc.*	3,923	766,280
	Shares	Value
General Dynamics Corporation	26,183	$8,986,529
General Electric Co.	105,604	29,967,247
Honeywell International, Inc.	63,790	14,418,454
Howmet Aerospace, Inc.	37,854	8,723,833
Hubbell, Inc.	4,746	2,329,052
Huntington Ingalls Industries, Inc.	2,805	1,065,620
IDEX Corporation	6,919	1,311,496
Illinois ToolWorks, Inc.	30,872	8,035,673
Ingersoll-Rand, Inc.Δ	28,689	2,298,563
J.B. Hunt Transport Services, Inc.	6,373	1,350,439
Jacobs Solutions, Inc.	10,609	1,350,314
L3Harris Technologies, Inc.	20,994	7,246,079
Lennox International, Inc.Δ	2,901	1,346,441
Lockheed Martin Corporation	23,829	14,402,009
Masco Corporation	23,878	1,441,515
Nordson Corporation	5,292	1,407,990
Norfolk Southern Corporation	23,190	6,655,530
Northrop Grumman Corporation	15,674	10,693,430
Old Dominion Freight Line, Inc.	14,856	2,902,862
Otis Worldwide Corporation	37,638	2,901,137
PACCAR, Inc.	54,216	6,261,948
Parker-Hannifin Corporation	12,356	11,061,585
Paychex, Inc.	37,853	3,487,018
Quanta Services, Inc.	15,416	8,463,692
Republic Services, Inc.	22,216	4,865,748
Rockwell Automation, Inc.	11,287	4,050,679
Rollins, Inc.	21,375	1,141,639
RTX Corporation	149,700	28,877,130
Snap-on, Inc.	5,899	2,142,635
Southwest Airlines Co.	69,304	2,603,751
Stanley Black & Decker, Inc.Δ	15,175	1,078,336
Textron, Inc.	15,886	1,390,978
TransDigm Group, Inc.	5,382	6,237,523
Uber Technologies, Inc.*	204,682	14,722,776
Union Pacific Corporation	62,033	15,050,446
United Airlines Holdings, Inc.*	34,694	3,194,277
United Parcel Service, Inc. Class B	89,820	8,836,492
United Rentals, Inc.	5,125	3,733,870
Veralto Corporation	15,414	1,362,906
Verisk Analytics, Inc.	9,748	1,849,683
Vertiv Holdings Co. Class A	35,697	8,944,954
W.W. Grainger, Inc.	3,812	4,158,168
Waste Management, Inc.	43,815	10,068,249
Westinghouse Air Brake Technologies Corporation	13,439	3,358,540
Xylem, Inc.	21,548	2,574,986
		476,611,668
Information Technology — 31.8%
Adobe, Inc.*	42,463	10,321,906
Advanced Micro Devices, Inc.*	165,779	33,724,422
Akamai Technologies, Inc.Δ*	13,007	1,493,854
Amphenol Corporation Class A	126,999	16,046,324
Analog Devices, Inc.	50,304	16,003,715
Apple, Inc.	1,513,988	384,235,015
Applied Materials, Inc.	81,549	27,872,633
AppLovin Corporation Class A*	27,134	10,799,332

	Shares	Value
Arista Networks, Inc.*	103,275	$12,680,105
Autodesk, Inc.*	18,971	4,541,657
Broadcom, Inc.	485,443	150,249,463
Cadence Design Systems, Inc.*	26,364	7,325,765
CDW Corporation	11,947	1,445,826
Ciena Corporation*	13,004	5,048,543
Cisco Systems, Inc.	435,068	33,756,926
Cognizant Technology Solutions Corporation Class A	48,265	2,961,058
Coherent Corporation*	17,777	4,234,659
Corning, Inc.	88,163	11,987,523
Crowdstrike Holdings, Inc. Class A*	24,305	9,488,915
Datadog, Inc. Class A*	31,594	3,729,672
Dell Technologies, Inc. Class C	29,747	4,882,375
EPAM Systems, Inc.Δ*	4,977	673,886
F5, Inc.*	3,085	892,583
Fair Isaac Corporation*	2,395	2,556,758
First Solar, Inc.*	11,847	2,336,939
Fortinet, Inc.*	60,698	4,960,241
Gartner, Inc.*	6,492	1,027,943
Gen Digital, Inc.	62,969	1,185,706
GoDaddy, Inc. Class A*	10,448	863,736
Hewlett Packard Enterprise Co.Δ	153,179	3,647,192
HP, Inc.Δ	125,673	2,414,178
Intel Corporation*	477,506	21,072,340
International Business Machines Corporation	98,497	23,874,688
Intuit, Inc.	28,442	12,297,752
Jabil, Inc.	8,416	2,235,542
Keysight Technologies, Inc.*	13,420	3,789,405
KLA Corporation	13,395	19,722,932
Lam Research Corporation	129,500	27,668,970
Lumentum Holdings, Inc.Δ*	6,848	4,812,501
Microchip Technology, Inc.	49,200	3,178,812
Micron Technology, Inc.	115,039	38,864,776
Microsoft Corporation	769,538	284,859,882
Monolithic Power Systems, Inc.	4,186	4,576,763
Motorola Solutions, Inc.	19,464	8,446,792
NetApp, Inc.	23,896	2,446,711
NVIDIA Corporation	2,498,945	435,816,008
ON Semiconductor Corporation*	33,696	2,086,456
Oracle Corporation	170,712	25,113,442
Palantir Technologies, Inc. Class A*	229,549	33,578,428
Palo Alto Networks, Inc.*	74,535	11,949,451
PTC, Inc.*	8,371	1,192,784
Qnity Electronics, Inc.	23,651	2,728,852
QUALCOMM, Inc.	108,148	13,927,299
Roper Technologies, Inc.	10,888	3,852,828
Salesforce, Inc.Δ	95,826	17,887,839
Sandisk Corporation*	15,021	9,543,442
ServiceNow, Inc.*	101,335	10,594,574
Skyworks Solutions, Inc.Δ	15,419	825,688
Super Micro Computer, Inc.Δ*	50,414	1,147,927
Synopsys, Inc.*	17,975	7,126,728
Teledyne Technologies, Inc.*	5,596	3,385,636
Teradyne, Inc.	14,514	4,302,820
Texas Instruments, Inc.	93,972	18,243,724
Trimble, Inc.*	19,275	1,257,308
	Shares	Value
Tyler Technologies, Inc.*	4,548	$1,557,144
VeriSign, Inc.	9,870	2,451,313
Western Digital CorporationΔ	35,458	9,591,034
Workday, Inc. Class A*	20,656	2,683,628
Zebra Technologies Corporation Class A*	4,187	875,418
		1,852,956,487
Materials — 1.5%
Air Products and Chemicals, Inc.	23,642	6,867,765
Albemarle CorporationΔ	9,480	1,701,944
Avery Dennison Corporation	5,863	1,012,423
Ball Corporation	26,240	1,551,046
CF Industries Holdings, Inc.	18,064	2,345,430
Corteva, Inc.	70,621	5,911,684
Dow, Inc.Δ	101,248	4,216,979
DuPont de Nemours, Inc.	47,302	2,166,432
Ecolab, Inc.	30,903	8,220,816
Freeport-McMoRan, Inc.	137,107	8,059,149
International Flavors & Fragrances, Inc.	30,254	2,194,928
International Paper Co.Δ	51,522	1,839,335
Martin Marietta Materials, Inc.Δ	5,018	2,953,996
Mosaic Co. (The)	35,598	907,749
Newmont Corporation	118,850	12,865,513
Nucor Corporation	22,984	3,886,594
Packaging Corporation of America	10,735	2,278,182
PPG Industries, Inc.Δ	19,496	2,083,733
Sherwin-Williams Co. (The)	25,222	8,084,912
Steel Dynamics, Inc.	10,955	1,971,900
Vulcan Materials Co.	11,371	3,096,323
		84,216,833
Real Estate — 2.0%
Alexandria Real Estate Equities, Inc. REIT	16,632	772,057
American Tower Corporation REIT	59,138	10,206,036
AvalonBay Communities, Inc. REIT	14,896	2,433,262
BXP, Inc. REITΔ	11,272	585,017
Camden Property Trust REIT	12,210	1,192,429
CBRE Group, Inc. Class A*	35,896	4,862,472
CoStar Group, Inc.*	45,648	1,841,440
Crown Castle, Inc. REIT	71,945	5,849,848
Digital Realty Trust, Inc. REIT	31,147	5,613,001
Equinix, Inc. REIT	9,791	9,597,530
Equity Residential REIT	40,640	2,403,856
Essex Property Trust, Inc. REIT	8,395	2,031,590
Extra Space Storage, Inc. REIT	23,903	3,134,400
Federal Realty Investment Trust REIT	5,137	545,601
Healthpeak Properties, Inc. REITΔ	99,693	1,637,956
Host Hotels & Resorts, Inc. REITΔ	47,716	914,239
Invitation Homes, Inc. REIT	60,850	1,512,122
Iron Mountain, Inc. REIT	27,908	2,850,523
Kimco Realty Corporation REIT	76,752	1,724,617
Mid-America Apartment Communities, Inc. REIT	17,039	2,080,803
Prologis, Inc. REIT	107,835	14,253,630
Public Storage REITΔ	19,298	5,227,442
Regency Centers Corporation REIT	28,783	2,177,722

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
SBA Communications Corporation REIT	14,070	$2,421,588
Simon Property Group, Inc. REIT	48,301	9,009,585
UDR, Inc. REIT	34,368	1,160,951
Ventas, Inc. REITΔ	54,188	4,431,495
Welltower, Inc. REIT	83,563	16,521,241
Weyerhaeuser Co. REITΔ	75,055	1,833,594
		118,826,047
Utilities — 2.7%
AES Corporation (The)	84,414	1,189,393
Alliant Energy Corporation	22,632	1,624,072
Ameren Corporation	19,884	2,185,649
American Electric Power Co., Inc.	68,997	9,044,127
American Water Works Co., Inc.	34,800	4,735,932
Atmos Energy Corporation	24,276	4,484,263
CenterPoint Energy, Inc.	50,231	2,167,970
CMS Energy Corporation	24,417	1,894,271
Consolidated Edison, Inc.	54,284	6,143,863
Constellation Energy Corporation	30,123	8,411,848
Dominion Energy, Inc.	91,084	5,630,813
DTE Energy Co.	18,119	2,649,360
Duke Energy Corporation	124,453	16,295,876
Edison International	41,333	3,024,749
Entergy Corporation	43,304	4,865,637
Evergy, Inc.	18,834	1,542,881
Eversource Energy	46,832	3,244,521
Exelon Corporation	145,959	7,154,910
FirstEnergy CorporationΔ	60,440	3,061,890
NextEra Energy, Inc.	216,178	20,078,613
NiSource, Inc.	23,079	1,076,866
NRG Energy, Inc.	19,377	2,831,755
PG&E Corporation	188,273	3,307,957
Pinnacle West Capital Corporation	5,256	529,542
PPL Corporation	65,214	2,491,175
Public Service Enterprise Group, Inc.	46,751	3,784,494
Sempra	64,983	6,314,398
Southern Co. (The)	153,244	14,791,111
Vistra Corporation	30,698	4,614,830
WEC Energy Group, Inc.	35,929	4,159,500
Xcel Energy, Inc.	62,086	4,932,112
		158,264,378
Total Common Stocks (Cost $2,829,703,491)		5,554,839,519
FOREIGN COMMON STOCKS — 2.9%
Canada — 0.0%
Enerflex, Ltd.	6	125
Curacao — 0.1%
SLB, Ltd.	125,471	6,447,955
Ireland — 2.2%
Accenture PLC Class AΔ	63,226	12,537,084
Allegion PLC	9,625	1,398,416
Aon PLC Class A	21,693	7,002,067
CRH PLC	67,134	7,057,126
Eaton Corporation PLCΔ	39,307	14,058,935
Johnson Controls International PLC	68,276	8,940,742
Linde PLCΔ	53,945	26,743,773
	Shares	Value
Medtronic PLCΔ	192,844	$16,709,933
Pentair PLC	7,659	667,175
Seagate Technology Holdings PLC	23,569	9,233,391
Smurfit WestRock PLCΔ	44,756	1,783,527
STERIS PLC	18,855	4,169,406
TE Connectivity PLC	31,453	6,574,306
Trane Technologies PLC	24,499	10,209,713
Willis Towers Watson PLCΔ	10,753	3,125,897
		130,211,491
Jersey — 0.1%
Amcor PLCΔ	51,803	2,059,169
Aptiv PLC*	26,900	1,867,936
		3,927,105
Netherlands — 0.1%
LyondellBasell Industries NV Class A	31,432	2,532,162
NXP Semiconductor NV	24,211	4,766,177
		7,298,339
Switzerland — 0.4%
Bunge Global SAΔ	17,668	2,247,370
Chubb, Ltd.	46,506	15,157,701
Garmin, Ltd.	16,839	3,906,816
		21,311,887
Total Foreign Common Stocks (Cost $107,017,914)		169,196,902
MONEY MARKET FUNDS — 1.7%
Northern Institutional Liquid Assets Portfolio (Shares), 3.70%Ø§	1,760,211	1,760,211
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø∞	99,315,865	99,315,865
Total Money Market Funds (Cost $101,076,076)		101,076,076
TOTAL INVESTMENTS — 99.8% (Cost $3,037,797,481)		5,825,112,497
Other Assets in Excess of Liabilities — 0.2%		11,995,933
NET ASSETS — 100.0%		$5,837,108,430

Futures Contracts outstanding at March 31, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2026	312	$102,503,700	$(1,960,358)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.5%
Communication Services — 8.1%
Alphabet, Inc. Class A	35,825	$10,301,837
Alphabet, Inc. Class C	29,096	8,346,479
AST SpaceMobile, Inc.Δ*	100	8,287
AT&T, Inc.	129,223	3,746,175
Charter Communications, Inc. Class AΔ*	1,548	334,182
Comcast Corporation Class A	66,326	1,904,219
Electronic Arts, Inc.	4,770	972,460
Fox Corporation Class A	4,289	250,478
Fox Corporation Class B	1,986	105,457
IAC, Inc.*	790	31,624
Iridium Communications, Inc.	304	8,433
Liberty Broadband CorporationΔ*	798	40,139
Liberty Broadband Corporation Class A*	1,289	64,734
Liberty Media Corporation-Liberty Formula One Class A*	1,863	145,463
Liberty Media Corporation-Liberty Formula One Class C*	1,588	135,012
Madison Square Garden Sports CorporationΔ*	279	89,671
Meta Platforms, Inc. Class A	6,822	3,903,071
New York Times Co. (The) Class A	3,537	296,153
News Corporation Class A	7,626	190,116
News Corporation Class BΔ	2,491	71,018
Nexstar Media Group, Inc. Class A	513	92,766
Omnicom Group, Inc.	6,407	482,511
Pinterest, Inc. Class A*	2,166	39,724
Roku, Inc.*	1,590	150,446
Sirius XM Holdings, Inc.Δ	7,015	161,906
Take-Two Interactive Software, Inc.*	2,233	441,017
TKO Group Holdings, Inc.	916	184,711
T-Mobile US, Inc.	9,084	1,907,913
Verizon Communications, Inc.	79,897	4,010,829
Versant Media Group, Inc.	2,692	99,658
Walt Disney Co. (The)	32,072	3,091,099
Warner Bros Discovery, Inc.*	40,447	1,110,675
ZoomInfo Technologies, Inc.Δ*	1,984	11,864
		42,730,127
Consumer Discretionary — 6.6%
ADT, Inc.	1,051	6,905
Amazon.com, Inc.*	45,381	9,451,501
Aramark	3,453	139,985
AutoNation, Inc.*	138	26,946
AutoZone, Inc.*	247	834,312
Bath & Body Works, Inc.	1,381	25,783
Best Buy Co., Inc.	2,426	155,749
Booking Holdings, Inc.	40	168,413
BorgWarner, Inc.	7,290	395,555
Bright Horizons Family Solutions, Inc.*	211	17,329
Brunswick Corporation	764	55,589
CarMax, Inc.*	1,009	41,954
Carnival Corporation	10,898	282,040
Columbia Sportswear Co.Δ	548	30,036
Crocs, Inc.Δ*	470	39,019
	Shares	Value
D.R. Horton, Inc.	5,962	$818,106
Darden Restaurants, Inc.	312	61,164
DICK'S Sporting Goods, Inc.Δ	725	143,760
Dillard's, Inc. Class AΔ	18	10,298
Domino’s Pizza, Inc.	291	104,408
eBay, Inc.	7,376	671,364
Five Below, Inc.*	541	123,608
Floor & Decor Holdings, Inc. Class AΔ*	508	25,806
Ford Motor Co.	73,283	845,686
GameStop Corporation Class AΔ*	6,937	159,828
Gap, Inc. (The)	1,334	32,283
General Motors Co.	16,162	1,204,069
Gentex Corporation	11,822	258,311
Genuine Parts Co.	3,204	338,823
Grand Canyon Education, Inc.*	40	6,801
H&R Block, Inc.	848	26,916
Harley-Davidson, Inc.Δ	512	10,353
Hasbro, Inc.	1,939	181,490
Home Depot, Inc. (The)	4,443	1,461,258
Hyatt Hotels Corporation Class AΔ	206	29,621
Lear Corporation	2,309	279,574
Lennar Corporation Class A	4,161	361,341
Lennar Corporation Class BΔ	737	61,996
Lithia Motors, Inc.Δ	144	35,960
LKQ Corporation	6,654	195,428
Lowe’s Cos., Inc.	9,766	2,307,510
Lucid Group, Inc.Δ*	808	7,700
Lululemon Athletica, Inc.*	678	103,802
Macy’s, Inc.	2,479	44,845
Marriott International, Inc. Class A	976	319,220
Mattel, Inc.*	2,626	38,156
McDonald’s Corporation	12,720	3,953,249
Mohawk Industries, Inc.*	337	33,181
Newell Brands, Inc.	983	3,372
NIKE, Inc. Class B	22,605	1,193,996
NVR, Inc.*	56	369,030
O’Reilly Automotive, Inc.*	1,444	133,296
Ollie's Bargain Outlet Holdings, Inc.*	399	36,724
Penske Automotive Group, Inc.Δ	107	15,999
Pool Corporation	365	73,850
PulteGroup, Inc.	4,417	519,483
PVH Corporation	204	14,231
QuantumScape Corporation*	8,606	54,906
Ralph Lauren Corporation	630	216,714
Rivian Automotive, Inc. Class AΔ*	12,551	188,893
Ross Stores, Inc.	4,296	930,642
Service Corporation International	2,024	167,000
SharkNinja, Inc.Δ*	613	64,917
Starbucks Corporation	17,285	1,548,563
Tapestry, Inc.	268	37,817
Thor Industries, Inc.Δ	193	15,419
TJX Cos., Inc. (The)	10,316	1,647,465
Toll Brothers, Inc.	1,608	219,444
TopBuild Corporation*	345	121,199
Travel + Leisure Co.	119	8,234
Ulta Beauty, Inc.*	549	286,968

	Shares	Value
Under Armour, Inc. Class CΔ*	968	$5,605
Vail Resorts, Inc.Δ	60	7,699
VF Corporation	1,665	28,288
Wayfair, Inc. Class A*	623	46,856
Wendy's Co. (The)Δ	1,305	9,070
Whirlpool CorporationΔ	1,163	62,709
Williams-Sonoma, Inc.	1,292	235,570
Wyndham Hotels & Resorts, Inc.	88	7,148
YETI Holdings, Inc.*	696	25,467
Yum! Brands, Inc.	3,646	566,880
		34,790,485
Consumer Staples — 7.5%
Albertsons Cos., Inc. Class AΔ	9,298	158,438
Archer-Daniels-Midland Co.	9,692	704,512
BellRing Brands, Inc.*	1,154	18,568
BJ's Wholesale Club Holdings, Inc.*	2,414	237,586
Casey’s General Stores, Inc.	576	419,247
Church & Dwight Co., Inc.	4,870	454,469
Clorox Co. (The)	1,598	165,601
Coca-Cola Co. (The)	53,287	4,052,476
Coca-Cola Consolidated, Inc.Δ	1,192	228,554
Colgate-Palmolive Co.	10,661	908,637
Conagra Brands, Inc.Δ	21,930	344,740
Coty, Inc. Class AΔ*	5,539	11,133
Darling Ingredients, Inc.*	2,209	136,627
Dollar General Corporation	4,495	533,691
Dollar Tree, Inc.*	3,548	388,542
elf Beauty, Inc.Δ*	508	30,790
Estee Lauder Cos., Inc. (The) Class A	4,469	320,740
Flowers Foods, Inc.Δ	12,487	101,769
Freshpet, Inc.*	367	21,638
General Mills, Inc.	17,706	659,017
Hershey Co. (The)	2,760	573,777
Hormel Foods Corporation	12,131	274,767
Ingredion, Inc.	1,193	134,403
J.M. Smucker Co. (The)	3,044	293,563
Kenvue, Inc.	40,988	706,633
Keurig Dr. Pepper, Inc.	36,705	966,443
Kimberly-Clark CorporationΔ	4,856	468,458
Kraft Heinz Co. (The)	30,943	695,908
Kroger Co. (The)	12,512	905,368
Lamb Weston Holdings, Inc.	2,836	119,849
Maplebear, Inc.*	3,011	112,792
McCormick & Co., Inc. (Non-Voting Shares)	5,591	282,010
Mondelez International, Inc. Class A	29,443	1,697,095
PepsiCo, Inc.	26,168	4,063,629
Pilgrim’s Pride Corporation	2,145	80,995
Post Holdings, Inc.Δ*	1,000	98,860
Primo Brands Corporation	5,724	107,783
Procter & Gamble Co. (The)	48,099	6,947,420
Reynolds Consumer Products, Inc.	655	13,873
Seaboard Corporation	13	73,502
Smithfield Foods, Inc.	4,932	137,948
Sysco Corporation	4,716	336,392
Target Corporation	8,335	1,010,202
The Campbell's Co.Δ	7,938	176,779
	Shares	Value
Tyson Foods, Inc. Class A	6,845	$438,559
U.S. Foods Holding Corporation*	3,155	290,923
Walmart, Inc.	70,289	8,735,517
		39,640,223
Energy — 7.3%
Antero Midstream Corporation	4,331	98,747
Antero Resources Corporation*	3,817	161,994
APA CorporationΔ	4,653	197,473
Baker Hughes Co.	18,310	1,117,826
Cheniere Energy, Inc.	1,767	501,404
Chevron Corporation	33,718	6,976,254
Chord Energy Corporation	424	60,284
ConocoPhillips	22,225	2,933,700
Coterra Energy, Inc.	13,345	468,943
Devon Energy Corporation	9,409	473,461
Diamondback Energy, Inc.	3,325	657,652
DT Midstream, Inc.	1,308	176,148
EOG Resources, Inc.	10,230	1,478,951
EQT Corporation	10,688	680,184
Expand Energy Corporation	4,208	461,954
Exxon Mobil Corporation	74,735	12,679,540
Halliburton Co.	15,174	591,634
HF Sinclair Corporation	2,368	147,740
Kinder Morgan, Inc.	35,494	1,190,114
Marathon Petroleum Corporation	5,102	1,245,806
NOV, Inc.Δ	5,376	101,123
Occidental Petroleum Corporation	12,053	783,445
ONEOK, Inc.	10,460	945,480
Ovintiv, Inc.	2,997	177,902
Permian Resources Corporation Class A	7,520	160,326
Phillips 66	6,244	1,137,532
Range Resources Corporation	2,720	122,890
Valero Energy Corporation	5,154	1,273,450
Viper Energy, Inc. Class AΔ	1,906	89,563
Williams Cos., Inc. (The)	20,418	1,486,022
		38,577,542
Financials — 19.0%
Affiliated Managers Group, Inc.	229	63,364
Affirm Holdings, Inc.*	659	30,195
Aflac, Inc.	12,308	1,350,311
AGNC Investment Corporation REITΔ	21,882	219,476
Allstate Corporation (The)	5,004	1,037,529
Ally Financial, Inc.	1,271	49,861
American Express Co.	6,092	1,842,708
American Financial Group, Inc.	583	74,455
American International Group, Inc.	11,226	844,756
Ameriprise Financial, Inc.	17	7,555
Annaly Capital Management, Inc. REIT	14,694	310,778
Apollo Global Management, Inc.	1,484	165,347
Arch Capital Group, Ltd.*	6,718	644,861
Arthur J. Gallagher & Co.	4,217	913,318
Assurant, Inc.	300	65,343
Assured Guaranty, Ltd.	135	11,000

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Axis Capital Holdings, Ltd.	375	$38,029
Bank of America Corporation	108,559	5,292,251
Bank of New York Mellon Corporation (The)	11,848	1,405,528
Bank OZK	729	33,454
Berkshire Hathaway, Inc. Class B*	32,652	15,646,838
Blackrock, Inc.	2,713	2,609,119
Block, Inc.*	4,987	300,118
Brighthouse Financial, Inc.*	321	19,221
Brown & Brown, Inc.	4,509	294,032
Capital One Financial Corporation	10,618	1,937,042
Carlyle Group, Inc. (The)	2,153	104,184
Cboe Global Markets, Inc.	2,119	595,587
Charles Schwab Corporation (The)	28,013	2,632,662
Cincinnati Financial Corporation	2,535	398,882
Citigroup, Inc.	25,493	2,891,161
Citizens Financial Group, Inc.	7,328	439,460
CME Group, Inc.	6,962	2,056,227
CNA Financial CorporationΔ	5,122	235,202
Coinbase Global, Inc. Class A*	3,299	576,038
Columbia Banking System, Inc.	1,700	46,631
Corebridge Financial, Inc.	3,073	73,322
Credit Acceptance CorporationΔ*	27	11,433
Cullen/Frost Bankers, Inc.	436	59,767
East West Bancorp, Inc.	887	94,696
Evercore, Inc. Class A	54	16,120
Everest Group, Ltd.	850	277,823
FactSet Research Systems, Inc.Δ	488	105,891
Fidelity National Financial, Inc.	4,769	221,186
Fidelity National Information Services, Inc.	9,130	428,288
Fifth Third Bancorp	15,974	742,152
First American Financial CorporationΔ	743	44,795
First Citizens BancShares, Inc. Class A	114	214,851
First Hawaiian, Inc.	562	13,848
First Horizon Corporation	1,893	43,085
Fiserv, Inc.*	6,213	346,685
FNB Corporation	3,594	60,092
Franklin Resources, Inc.Δ	6,112	144,365
Global Payments, Inc.	3,168	213,206
Globe Life, Inc.	522	72,647
Goldman Sachs Group, Inc. (The)	4,800	4,060,752
Hanover Insurance Group, Inc. (The)	160	27,736
Hartford Insurance Group, Inc. (The)	5,850	791,095
Houlihan Lokey, Inc.	72	10,341
Huntington Bancshares, Inc.	32,769	512,835
Interactive Brokers Group, Inc. Class A	5,498	368,751
Intercontinental Exchange, Inc.	10,550	1,659,304
Invesco, Ltd.	2,558	62,134
Jack Henry & Associates, Inc.	1,100	173,844
Jefferies Financial Group, Inc.	252	10,400
JPMorgan Chase & Co.	47,413	13,947,008
Kemper Corporation	125	3,820
KeyCorp	14,776	296,259
KKR & Co., Inc.	7,829	724,183
	Shares	Value
Lazard, Inc.	15	$637
Lincoln National Corporation	2,050	72,775
Loews Corporation	2,274	242,727
M&T Bank Corporation	3,096	640,005
Markel Corporation*	144	275,626
MarketAxess Holdings, Inc.	815	134,459
Marsh & McLennan Cos., Inc.	8,307	1,440,849
MetLife, Inc.	9,422	666,324
MGIC Investment Corporation	1,510	39,638
Morgan Stanley	20,175	3,320,200
MSCI, Inc.	563	303,463
Nasdaq, Inc.	7,577	643,212
Northern Trust Corporation	2,944	410,894
Old Republic International Corporation	4,997	199,380
OneMain Holdings, Inc.	357	19,096
PayPal Holdings, Inc.	15,300	692,019
Pinnacle Financial Partners, Inc.	1,012	87,174
PNC Financial Services Group, Inc. (The)	8,049	1,674,916
Popular, Inc.	969	130,011
Primerica, Inc.	56	14,027
Principal Financial Group, Inc.	3,199	288,262
Progressive Corporation (The)	10,885	2,157,842
Prosperity Bancshares, Inc.	1,641	110,242
Prudential Financial, Inc.	6,345	619,843
Raymond James Financial, Inc.	2,690	389,485
Regions Financial Corporation	15,756	411,547
Reinsurance Group of America, Inc.	737	150,466
Rithm Capital Corporation REITΔ	6,320	59,914
RLI Corporation	140	7,986
Robinhood Markets, Inc. Class A*	10,643	737,560
Rocket Cos., Inc. Class A*	17,219	245,371
S&P Global, Inc.	5,260	2,237,288
SEI Investments Co.	434	34,056
SLM Corporation	120	2,569
SoFi Technologies, Inc.Δ*	12,387	196,706
SouthState Bank Corporation	544	50,331
Starwood Property Trust, Inc. REITΔ	7,984	137,484
State Street Corporation	4,833	611,664
Stifel Financial Corporation	156	11,532
Synchrony Financial	2,831	192,565
T. Rowe Price Group, Inc.	3,613	325,676
TFS Financial CorporationΔ	7,310	102,706
TPG, Inc.	46	1,863
Tradeweb Markets, Inc. Class A	1,886	221,907
Travelers Cos., Inc. (The)	4,342	1,266,475
Truist Financial Corporation	27,787	1,277,368
U.S. Bancorp	32,983	1,715,446
Unum Group	2,083	152,121
Virtu Financial, Inc. Class A	184	8,092
Voya Financial, Inc.	172	11,751
W.R. Berkley Corporation	5,586	370,240
Webster Financial Corporation	655	45,470
Wells Fargo & Co.	54,889	4,369,713
Western Alliance Bancorp	621	43,998
Western Union Co. (The)Δ	4,295	37,495

	Shares	Value
WEX, Inc.Δ*	18	$2,755
White Mountains Insurance Group, Ltd.	8	17,576
Zions Bancorp NA	579	33,362
		100,679,396
Health Care — 9.1%
Acadia Healthcare Co., Inc.Δ*	3,777	88,344
Agilent Technologies, Inc.	11,882	1,354,310
Align Technology, Inc.*	1,637	280,631
Amgen, Inc.	5,694	2,003,434
Avantor, Inc.*	15,157	118,831
Baxter International, Inc.Δ	14,282	239,938
Becton, Dickinson and Co.	7,157	1,125,295
BioMarin Pharmaceutical, Inc.*	14,553	822,099
Bio-Rad Laboratories, Inc. Class A*	1,385	386,069
Boston Scientific Corporation*	25,085	1,574,084
Bruker Corporation	2,256	81,487
Cardinal Health, Inc.	3,952	835,097
Caris Life Sciences, Inc.Δ*	6,687	119,564
Centene Corporation*	12,822	419,792
Certara, Inc.Δ*	2,766	15,766
Chemed Corporation	934	352,809
Cigna Group (The)	6,141	1,638,112
Danaher Corporation	17,081	3,238,558
DENTSPLY SIRONA, Inc.Δ	9,483	110,003
Edwards Lifesciences Corporation*	13,451	1,077,156
Elanco Animal Health, Inc.Δ*	43,384	1,038,179
Elevance Health, Inc.	4,851	1,420,130
Encompass Health Corporation	4,580	443,023
Envista Holdings Corporation*	4,940	125,328
Exelixis, Inc.*	9,692	415,690
GE HealthCare Technologies, Inc.	9,907	705,180
Gilead Sciences, Inc.	23,844	3,323,138
Globus Medical, Inc. Class A*	3,339	287,688
HCA Healthcare, Inc.	3,197	1,512,948
Henry Schein, Inc.*	5,247	386,704
Hologic, Inc.*	8,767	662,698
Humana, Inc.	2,831	490,867
Illumina, Inc.*	3,405	419,700
Incyte Corporation*	8,218	773,478
Insmed, Inc.*	2,058	336,524
Ionis Pharmaceuticals, Inc.Δ*	7,880	591,709
IQVIA Holdings, Inc.*	4,359	743,384
Labcorp Holdings, Inc.	2,881	768,680
McKesson Corporation	706	610,944
Medline, Inc. Class AΔ*	8,203	365,033
Mettler-Toledo International, Inc.*	806	1,016,527
Moderna, Inc.Δ*	8,176	415,341
Molina Healthcare, Inc.*	1,382	184,221
Neurocrine Biosciences, Inc.*	3,921	516,553
Organon & Co.Δ	60,227	360,760
Quest Diagnostics, Inc.	4,106	804,694
Repligen Corporation*	1,354	159,528
ResMed, Inc.	2,998	672,991
Revolution Medicines, Inc.*	5,623	546,837
Revvity, Inc.Δ	5,012	439,101
Roivant Sciences, Ltd.*	23,470	650,119
	Shares	Value
Sarepta Therapeutics, Inc.Δ*	2,584	$56,228
Solventum Corporation*	4,344	283,663
Sotera Health Co.*	13,588	194,852
Stryker Corporation	6,403	2,103,962
Teleflex, Inc.	2,034	243,287
Tenet Healthcare Corporation*	2,172	409,878
United Therapeutics Corporation*	1,499	888,877
Universal Health Services, Inc. Class B	2,118	379,058
Veeva Systems, Inc. Class A*	1,024	179,876
Viatris, Inc.	132,775	1,793,790
Viking Therapeutics, Inc.Δ*	6,304	205,132
Waters Corporation*	2,594	772,493
West Pharmaceutical Services, Inc.	1,915	479,976
Zimmer Biomet Holdings, Inc.	6,381	576,970
Zoetis, Inc.	20,281	2,397,417
		48,034,535
Industrials — 12.0%
3M Co.	7,449	1,081,818
A.O. Smith Corporation	3,394	223,800
Acuity, Inc.	191	53,522
Advanced Drainage Systems, Inc.	1,334	182,931
AECOM	2,118	179,649
AGCO Corporation	472	54,691
Air Lease Corporation	1,206	78,318
Alaska Air Group, Inc.Δ*	2,767	101,770
Allison Transmission Holdings, Inc.	301	35,235
Amentum Holdings, Inc.Δ*	1,987	51,821
American Airlines Group, Inc.Δ*	9,465	101,654
AMETEK, Inc.	3,962	849,294
API Group Corporation*	5,557	225,170
Applied Industrial Technologies, Inc.	93	24,675
Armstrong World Industries, Inc.	187	30,818
ATI, Inc.*	1,934	281,320
Automatic Data Processing, Inc.	1,337	271,652
Avis Budget Group, Inc.Δ*	89	12,981
Boeing Co. (The)*	11,111	2,211,422
Broadridge Financial Solutions, Inc.	207	33,633
Builders FirstSource, Inc.*	1,860	153,134
BWX Technologies, Inc.	1,017	207,966
C.H. Robinson Worldwide, Inc.	1,924	319,519
CACI International, Inc. Class A*	385	209,390
Carlisle Cos., Inc.Δ	703	234,535
Carpenter Technology Corporation	578	227,819
Carrier Global Corporation	15,596	878,211
Caterpillar, Inc.	7,186	5,090,994
Clean Harbors, Inc.*	657	188,382
Concentrix CorporationΔ	396	10,835
Crane Co.	171	29,241
CSX Corporation	32,945	1,352,392
Cummins, Inc.	2,396	1,289,096
Curtiss-Wright Corporation	587	399,817
Deere & Co.	4,432	2,496,546
Delta Air Lines, Inc.	15,189	1,009,765
Donaldson Co., Inc.	1,138	96,582
Dover Corporation	1,877	391,261
EMCOR Group, Inc.	529	390,566

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Emerson Electric Co.	9,654	$1,264,867
Equifax, Inc.	1,498	269,745
Esab Corporation	213	20,589
Everus Construction Group, Inc.*	690	81,461
Expeditors International of Washington, Inc.	2,128	304,793
Fastenal Co.	6,176	286,566
FedEx Corporation	3,820	1,360,608
Ferguson Enterprises, Inc.	3,178	741,300
Flowserve Corporation	500	36,755
Fortive Corporation	4,907	271,259
Fortune Brands Innovations, Inc.Δ	733	28,565
FTI Consulting, Inc.*	316	55,859
Generac Holdings, Inc.*	940	183,610
General Dynamics Corporation	4,865	1,669,765
Genpact, Ltd.	964	35,909
Graco, Inc.	1,986	168,115
GXO Logistics, Inc.*	454	23,540
Hexcel CorporationΔ	239	19,342
Honeywell International, Inc.	11,133	2,516,392
Hubbell, Inc.	820	402,407
Huntington Ingalls Industries, Inc.	713	270,869
IDEX Corporation	848	160,738
Illinois ToolWorks, Inc.	4,354	1,133,303
Ingersoll-Rand, Inc.Δ	6,094	488,251
ITT, Inc.	1,055	201,009
J.B. Hunt Transport Services, Inc.	1,000	211,900
Jacobs Solutions, Inc.	1,712	217,903
KBR, Inc.	894	32,953
Kirby Corporation*	755	100,324
Knight-Swift Transportation Holdings, Inc.	1,608	92,589
L3Harris Technologies, Inc.	3,650	1,259,797
Landstar System, Inc.	43	6,893
Lincoln Electric Holdings, Inc.	685	170,620
Lockheed Martin Corporation	2,819	1,703,775
Lyft, Inc. Class AΔ*	2,604	34,633
ManpowerGroup, Inc.	282	8,308
Masco Corporation	3,876	233,994
MasTec, Inc.*	728	234,227
Middleby Corporation (The)*	368	48,789
MSA Safety, Inc.	222	36,397
MSC Industrial Direct Co., Inc. Class AΔ	225	20,761
Mueller Industries, Inc.	1,234	136,727
Nordson Corporation	554	147,397
Norfolk Southern Corporation	3,927	1,127,049
Northrop Grumman Corporation	2,630	1,794,291
Old Dominion Freight Line, Inc.	2,994	585,028
Oshkosh Corporation	714	105,108
Otis Worldwide Corporation	7,299	562,607
Owens Corning	1,401	151,616
PACCAR, Inc.	9,457	1,092,284
Parker-Hannifin Corporation	2,188	1,958,785
Parsons CorporationΔ*	577	31,256
Paychex, Inc.	4,647	428,082
Paycom Software, Inc.Δ	155	18,839
Quanta Services, Inc.	811	445,255
	Shares	Value
QXO, Inc.Δ*	9,731	$188,976
RBC Bearings, Inc.*	298	161,850
Regal Beloit Corporation	988	185,013
Republic Services, Inc.	4,660	1,020,633
Robert Half, Inc.Δ	712	18,085
Rockwell Automation, Inc.	1,711	614,044
RTX Corporation	23,787	4,588,512
Ryder System, Inc.	126	25,793
Saia, Inc.*	289	101,520
Schneider National, Inc. Class B	610	16,080
Science Applications International Corporation	391	37,114
Simpson Manufacturing Co., Inc.	837	143,646
Snap-on, Inc.	878	318,907
Southwest Airlines Co.	9,761	366,721
SS&C Technologies Holdings, Inc.	2,439	164,803
Stanley Black & Decker, Inc.	1,717	122,010
Tetra Tech, Inc.	3,647	109,848
Textron, Inc.	2,233	195,521
Timken Co. (The)	215	21,623
Toro Co. (The)	720	67,277
TransDigm Group, Inc.	725	840,246
TransUnion	2,202	152,356
Trex Co., Inc.*	217	7,903
U-Haul Holding Co.Δ*	430	20,545
Union Pacific Corporation	9,933	2,409,944
United Airlines Holdings, Inc.*	6,902	635,467
United Parcel Service, Inc. Class B	15,115	1,487,014
United Rentals, Inc.	1,031	751,145
Valmont Industries, Inc.	233	93,100
Veralto Corporation	1,588	140,411
Verisk Analytics, Inc.	959	181,970
W.W. Grainger, Inc.	138	150,532
Watsco, Inc.Δ	659	239,738
WESCO International, Inc.	599	163,898
Westinghouse Air Brake Technologies Corporation	2,696	673,757
WillScot Holdings CorporationΔ	592	10,277
Woodward, Inc.	902	322,844
XPO Logistics, Inc.*	1,219	237,156
Xylem, Inc.	4,019	480,271
		63,522,579
Information Technology — 11.0%
Advanced Micro Devices, Inc.*	11,404	2,319,916
Akamai Technologies, Inc.Δ*	2,781	319,398
Allegro MicroSystems, Inc.*	780	24,593
Amdocs, Ltd.	2,744	179,073
Amkor Technology, Inc.	1,595	71,823
Analog Devices, Inc.	8,664	2,756,365
Applied Materials, Inc.	10,010	3,421,318
Arrow Electronics, Inc.*	990	141,976
Aurora Innovation, Inc.Δ*	18,977	78,185
Avnet, Inc.	1,987	122,439
CCC Intelligent Solutions Holdings, Inc.*	2,311	13,866
CDW Corporation	2,086	252,448
Ciena Corporation*	2,376	922,434

	Shares	Value
Circle Internet Group, Inc.*	1,609	$153,515
Cirrus Logic, Inc.*	349	50,472
Cisco Systems, Inc.	69,672	5,405,851
Cognex Corporation	2,801	137,221
Cognizant Technology Solutions Corporation Class A	9,749	598,101
Coherent Corporation*	2,965	706,293
Corning, Inc.	13,934	1,894,606
Crane Holdings Co.Δ	265	10,756
Dell Technologies, Inc. Class C	4,647	762,712
Docusign, Inc.*	290	13,749
Dolby Laboratories, Inc. Class AΔ	781	46,907
Dropbox, Inc. Class A*	281	6,384
DXC Technology Co.*	1,336	16,794
Entegris, Inc.	1,793	210,211
EPAM Systems, Inc.Δ*	825	111,705
Everpure, Inc. Class A*	326	19,247
F5, Inc.*	830	240,144
Fair Isaac Corporation*	60	64,052
First Solar, Inc.*	1,762	347,572
Gen Digital, Inc.	7,759	146,102
Globant SA*	231	10,651
Hewlett Packard Enterprise Co.	24,027	572,083
HP, Inc.Δ	18,654	358,343
Ingram Micro Holding CorporationΔ	1,486	34,639
Intel Corporation*	76,299	3,367,075
International Business Machines Corporation	16,419	3,979,801
IPG Photonics CorporationΔ*	446	51,107
Jabil, Inc.	646	171,597
Keysight Technologies, Inc.*	3,124	882,124
Kyndryl Holdings, Inc.*	449	5,891
Littelfuse, Inc.	369	125,220
Lumentum Holdings, Inc.Δ*	1,097	770,928
MACOM Technology Solutions Holdings, Inc.*	731	162,333
Marvell Technology, Inc.	13,312	1,318,554
Microchip Technology, Inc.	8,779	567,211
Micron Technology, Inc.	19,211	6,490,244
MKS, Inc.	815	187,295
MongoDB, Inc.*	1,175	287,605
Motorola Solutions, Inc.	1,696	736,013
nCino, Inc.*	764	11,445
NetApp, Inc.	2,166	221,777
Nutanix, Inc. Class A*	1,340	50,933
Okta, Inc.*	1,714	134,909
ON Semiconductor Corporation*	6,773	419,384
Onto Innovation, Inc.*	473	96,998
Pegasystems, Inc.	359	15,279
PTC, Inc.*	1,604	228,554
Qnity Electronics, Inc.	3,584	413,522
Qorvo, Inc.*	534	41,332
QUALCOMM, Inc.	14,533	1,871,560
Ralliant Corporation	1,935	80,477
Roper Technologies, Inc.	2,018	714,089
Rubrik, Inc. Class AΔ*	200	9,794
SailPoint, Inc.Δ*	474	6,276
Salesforce, Inc.Δ	14,592	2,723,889
	Shares	Value
Sandisk Corporation*	2,458	$1,561,666
Skyworks Solutions, Inc.Δ	2,414	129,270
Strategy, Inc.Δ*	5,037	628,618
Super Micro Computer, Inc.*	4,246	96,681
Synopsys, Inc.*	859	340,576
TD SYNNEX Corporation	1,402	236,531
Teledyne Technologies, Inc.*	908	549,349
Teradyne, Inc.	2,752	815,858
Texas Instruments, Inc.	9,476	1,839,671
Trimble, Inc.*	2,769	180,622
Twilio, Inc. Class A*	1,902	239,310
Tyler Technologies, Inc.*	72	24,651
UiPath, Inc. Class AΔ*	3,258	36,164
Unity Software, Inc.*	4,400	96,536
Universal Display Corporation	211	19,340
VeriSign, Inc.	1,585	393,651
Vontier Corporation	573	20,324
Western Digital CorporationΔ	5,887	1,592,375
Zebra Technologies Corporation Class A*	642	134,229
Zoom Communications, Inc.*	4,877	392,062
		58,012,644
Materials — 3.1%
Air Products and Chemicals, Inc.	4,193	1,218,025
Albemarle Corporation	2,041	366,421
Alcoa Corporation	3,430	227,512
AptarGroup, Inc.	1,194	150,468
Ashland, Inc.	101	5,617
Avery Dennison Corporation	1,736	299,773
Axalta Coating Systems, Ltd.*	1,013	28,060
Ball Corporation	6,368	376,413
Celanese Corporation	1,721	113,190
CF Industries Holdings, Inc.	2,891	375,367
Cleveland-Cliffs, Inc.Δ*	6,943	58,668
Corteva, Inc.	13,101	1,096,685
Crown Holdings, Inc.	2,366	237,192
Dow, Inc.	13,160	548,114
DuPont de Nemours, Inc.	7,665	351,057
Eagle Materials, Inc.	91	17,240
Eastman Chemical Co.Δ	2,259	172,407
Ecolab, Inc.	3,819	1,015,930
Element Solutions, Inc.	1,572	53,668
FMC Corporation	4,500	77,490
Freeport-McMoRan, Inc.	24,022	1,412,013
Graphic Packaging Holding Co.	7,464	74,192
Huntsman Corporation	2,801	37,281
International Flavors & Fragrances, Inc.	5,306	384,950
International Paper Co.Δ	10,084	359,999
Louisiana-Pacific Corporation	480	34,920
Martin Marietta Materials, Inc.	1,032	607,518
Mosaic Co. (The)	6,405	163,328
MP Materials CorporationΔ*	2,258	108,971
NewMarket Corporation	75	48,071
Newmont Corporation	19,791	2,142,376
Nucor Corporation	3,803	643,087
Olin Corporation	1,045	31,068

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Packaging Corporation of America	1,770	$375,629
PPG Industries, Inc.	4,412	471,555
Reliance, Inc.	741	225,205
Royal Gold, Inc.	1,529	389,115
RPM International, Inc.	1,835	182,399
Scotts Miracle-Gro Co. (The)	488	29,675
Sealed Air Corporation	1,529	64,294
Sherwin-Williams Co. (The)	599	192,009
Silgan Holdings, Inc.Δ	449	17,421
Solstice Advanced Materials, Inc.	2,864	218,122
Sonoco Products Co.	2,081	112,561
Southern Copper CorporationΔ	1,646	283,211
Steel Dynamics, Inc.	1,851	333,180
Vulcan Materials Co.	2,241	610,224
Westlake CorporationΔ	722	84,344
		16,426,015
Real Estate — 4.0%
Agree Realty Corporation REITΔ	3,936	296,696
Alexandria Real Estate Equities, Inc. REIT	4,497	208,751
American Homes 4 Rent Class A REIT	7,409	206,859
Americold Realty Trust REITΔ	5,655	64,806
AvalonBay Communities, Inc. REIT	2,729	445,782
Brixmor Property Group, Inc. REIT	3,258	93,830
BXP, Inc. REIT	2,052	106,499
Camden Property Trust REIT	1,639	160,065
CBRE Group, Inc. Class A*	4,894	662,941
CoStar Group, Inc.*	6,958	280,686
Cousins Properties, Inc. REIT	1,298	29,296
Crown Castle, Inc. REIT	9,079	738,213
CubeSmart REIT	5,006	183,470
Digital Realty Trust, Inc. REIT	6,432	1,159,111
EastGroup Properties, Inc. REIT	614	113,645
EPR Properties REIT	1,577	78,787
Equinix, Inc. REIT	1,731	1,696,795
Equity LifeStyle Properties, Inc. REIT	4,214	263,038
Equity Residential REIT	7,674	453,917
Essex Property Trust, Inc. REIT	895	216,590
Extra Space Storage, Inc. REIT	4,685	614,344
Federal Realty Investment Trust REIT	695	73,816
First Industrial Realty Trust, Inc. REIT	656	37,950
Healthcare Realty Trust, Inc. REIT	10,590	179,924
Healthpeak Properties, Inc. REIT	17,529	288,001
Highwoods Properties, Inc. REIT	625	13,381
Host Hotels & Resorts, Inc. REIT	11,187	214,343
Howard Hughes Holdings, Inc.Δ*	135	8,540
Invitation Homes, Inc. REIT	14,389	357,567
Iron Mountain, Inc. REIT	4,806	490,885
Jones Lang LaSalle, Inc.*	525	159,768
Kilroy Realty Corporation REITΔ	2,188	61,723
Kimco Realty Corporation REIT	15,427	346,645
Lineage, Inc. REITΔ	2,078	68,075
Medical Properties Trust, Inc. REITΔ	13,535	62,667
Mid-America Apartment Communities, Inc. REIT	2,271	277,334
Millrose Properties, Inc. REIT	2,906	81,368
	Shares	Value
National Storage Affiliates Trust REIT	423	$15,964
NNN REIT, Inc.	6,908	290,343
Omega Healthcare Investors, Inc. REIT	8,157	357,440
Park Hotels & Resorts, Inc. REITΔ	3,855	40,593
Prologis, Inc. REIT	17,843	2,358,488
Public Storage REIT	3,211	869,796
Rayonier, Inc. REIT	5,446	112,297
Regency Centers Corporation REIT	3,832	289,929
Rexford Industrial Realty, Inc. REIT	4,184	136,942
SBA Communications Corporation REIT	2,128	366,250
Simon Property Group, Inc. REIT	4,392	819,240
STAG Industrial, Inc. REIT	1,498	54,018
Sun Communities, Inc. REIT	2,221	279,757
UDR, Inc. REIT	3,610	121,946
Ventas, Inc. REIT	9,513	777,973
Vornado Realty Trust REITΔ	1,242	32,280
Welltower, Inc. REIT	12,914	2,553,227
Weyerhaeuser Co. REIT	14,191	346,686
WP Carey, Inc. REIT	7,373	501,069
Zillow Group, Inc. Class AΔ*	1,012	41,887
Zillow Group, Inc. Class C*	1,771	73,284
		21,235,517
Utilities — 4.8%
AES Corporation (The)	10,623	149,678
Alliant Energy Corporation	1,069	76,711
Ameren Corporation	3,323	365,264
American Electric Power Co., Inc.	12,012	1,574,533
American Water Works Co., Inc.	4,828	657,042
Atmos Energy Corporation	3,412	630,265
CenterPoint Energy, Inc.	8,257	356,372
Clearway Energy, Inc. Class A	1,856	72,699
Clearway Energy, Inc. Class CΔ	854	33,554
CMS Energy Corporation	2,844	220,637
Consolidated Edison, Inc.	9,391	1,062,873
Constellation Energy Corporation	5,177	1,445,677
Dominion Energy, Inc.	16,437	1,016,135
DTE Energy Co.	2,726	398,596
Duke Energy Corporation	19,998	2,618,538
Edison International	7,005	512,626
Entergy Corporation	7,078	795,284
Essential Utilities, Inc.	5,436	218,908
Evergy, Inc.	3,155	258,458
Eversource Energy	6,215	430,575
Exelon Corporation	23,285	1,141,431
FirstEnergy Corporation	10,724	543,278
IDACORP, Inc.Δ	29	4,146
MDU Resources Group, Inc.	1,464	30,334
National Fuel Gas Co.	1,120	105,235
NextEra Energy, Inc.	36,851	3,422,721
NiSource, Inc.	3,404	158,831
OGE Energy Corporation	512	24,556
PG&E Corporation	37,073	651,373
Pinnacle West Capital Corporation	1,329	133,897
PPL Corporation	11,728	448,010

	Shares	Value
Public Service Enterprise Group, Inc.	8,061	$652,538
Sempra	10,904	1,059,542
Southern Co. (The)	23,476	2,265,903
Talen Energy Corporation*	635	202,711
UGI Corporation	3,110	113,266
WEC Energy Group, Inc.	6,715	777,396
Xcel Energy, Inc.	11,080	880,195
		25,509,788
Total Common Stocks (Cost $445,194,867)		489,158,851
FOREIGN COMMON STOCKS — 5.8%
Belgium — 0.0%
Liberty Global, Ltd. Class A*	2,367	28,617
Bermuda — 0.0%
RenaissanceRe Holdings, Ltd.	924	274,641
Brazil — 0.0%
XP, Inc. Class A	5,787	110,184
Canada — 0.2%
Brookfield Asset Management, Ltd. Class A	5,533	245,942
Brookfield Renewable Corporation	2,474	98,539
RB Global, Inc.	2,530	242,500
Restaurant Brands International, Inc.Δ	3,175	234,633
		821,614
China — 0.0%
Amer Sports, Inc.Δ*	1,695	55,799
Curacao — 0.3%
SLB, Ltd.	26,079	1,340,200
Guatemala — 0.0%
Millicom International Cellular SA	2,312	173,261
Ireland — 3.4%
Accenture PLC Class A	11,516	2,283,508
Allegion PLC	1,805	262,248
Aon PLC Class A	556	179,466
CRH PLC	11,537	1,212,769
Eaton Corporation PLC	6,912	2,472,215
James Hardie Industries PLCΔ*	522	9,887
Jazz Pharmaceuticals PLC*	6,972	1,318,057
Johnson Controls International PLC	12,318	1,613,042
Linde PLC	8,705	4,315,591
Medtronic PLC	30,337	2,628,701
nVent Electric PLC	1,935	228,872
Pentair PLC	1,088	94,776
Smurfit WestRock PLC	9,643	384,273
STERIS PLC	2,999	663,169
Weatherford International PLC	490	46,344
Willis Towers Watson PLC	1,680	488,376
		18,201,294
Jersey — 0.2%
Amcor PLC	11,772	467,937
Aptiv PLC*	5,318	369,282
Clarivate PLCΔ*	2,929	7,410
Janus Henderson Group PLC	284	14,589
		859,218
	Shares	Value
Netherlands — 0.2%
CNH Industrial NV	15,829	$174,119
LyondellBasell Industries NV Class A	4,965	399,981
QIAGEN NV	10,827	433,513
		1,007,613
Singapore — 0.1%
Flex, Ltd.*	6,156	402,972
Switzerland — 0.7%
Bunge Global SA	2,759	350,945
Chubb, Ltd.	8,097	2,639,055
Garmin, Ltd.	2,753	638,724
		3,628,724
United Arab Emirates — 0.0%
GLOBALFOUNDRIES, Inc.*	1,844	82,021
United Kingdom — 0.7%
Anglogold Ashanti PLC	8,061	784,819
Gates Industrial Corporation PLC*	930	21,027
Royalty Pharma PLC Class A	49,498	2,374,419
Sensata Technologies Holding PLC	674	23,738
TechnipFMC PLC	5,506	380,630
		3,584,633
Total Foreign Common Stocks (Cost $27,620,619)		30,570,791
MONEY MARKET FUNDS — 2.0%
Northern Institutional Liquid Assets Portfolio (Shares), 3.70%Ø§	2,529,813	2,529,813
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø∞	8,116,101	8,116,101
Total Money Market Funds (Cost $10,645,914)		10,645,914
TOTAL INVESTMENTS — 100.3% (Cost $483,461,400)		530,375,556
Liabilities in Excess of Other Assets — (0.3)%		(1,371,905)
NET ASSETS — 100.0%		$529,003,651

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at March 31, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2026	18	$5,913,675	$(128,214)
S&P 500® Micro E-Mini	06/2026	69	2,266,909	(28,235)
Total Futures Contracts outstanding at March 31, 2026			$8,180,584	$(156,449)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 85.8%
Communication Services — 4.4%
Alphabet, Inc. Class A	21,402	$6,154,359
Alphabet, Inc. Class C	36,166	10,374,579
Meta Platforms, Inc. Class A	9,029	5,165,762
T-Mobile US, Inc.	12,129	2,547,454
Verizon Communications, Inc.	69,727	3,500,295
Walt Disney Co. (The)	81,813	7,885,137
		35,627,586
Consumer Discretionary — 4.0%
Amazon.com, Inc.*	40,317	8,396,822
Carnival Corporation	312,037	8,075,518
Lennar Corporation Class A	85,012	7,382,442
PulteGroup, Inc.	25,038	2,944,719
Tapestry, Inc.	38,295	5,403,807
		32,203,308
Consumer Staples — 6.9%
Church & Dwight Co., Inc.	33,110	3,089,825
Colgate-Palmolive Co.	40,673	3,466,560
Dollar Tree, Inc.*	12,231	1,339,417
Keurig Dr. Pepper, Inc.	450,972	11,874,093
Kimberly-Clark Corporation	66,684	6,433,005
Mondelez International, Inc. Class A	116,343	6,706,010
PepsiCo, Inc.	44,334	6,884,627
Procter & Gamble Co. (The)	50,050	7,229,222
Sysco Corporation	37,803	2,696,488
Target Corporation	47,955	5,812,146
		55,531,393
Energy — 7.1%
Baker Hughes Co.	181,124	11,057,620
Chevron Corporation	92,152	19,066,249
Exxon Mobil Corporation	104,675	17,759,161
Halliburton Co.	110,676	4,315,257
Permian Resources Corporation Class A	211,189	4,502,549
		56,700,836
Financials — 18.9%
American Express Co.	12,439	3,762,549
Ameriprise Financial, Inc.	6,575	2,921,930
Apollo Global Management, Inc.	13,139	1,463,947
Bank of America Corporation	175,071	8,534,711
Bank of New York Mellon Corporation (The)	85,468	10,139,069
Berkshire Hathaway, Inc. Class B*	34,665	16,611,468
Blackrock, Inc.	9,211	8,858,311
Capital One Financial Corporation	11,658	2,126,769
Charles Schwab Corporation (The)	56,595	5,318,798
Commerce Bancshares, Inc.	77,694	3,822,545
Equitable Holdings, Inc.	131,753	4,889,354
Everest Group, Ltd.	10,883	3,557,108
Fidelity National Information Services, Inc.	84,478	3,962,863
Intercontinental Exchange, Inc.	63,206	9,941,040
JPMorgan Chase & Co.	71,067	20,905,069
LPL Financial Holdings, Inc.	11,332	3,409,005
	Shares	Value
Marsh & McLennan Cos., Inc.	72,800	$12,627,160
Morgan Stanley	17,418	2,866,480
Progressive Corporation (The)	30,961	6,137,709
Reinsurance Group of America, Inc.	23,605	4,819,197
Truist Financial Corporation	146,610	6,739,662
Wells Fargo & Co.	57,354	4,565,952
Western Alliance Bancorp	53,585	3,796,497
		151,777,193
Health Care — 7.8%
Amgen, Inc.	15,776	5,550,786
Avantor, Inc.*	343,129	2,690,131
Becton, Dickinson and Co.	53,476	8,408,032
Centene Corporation*	65,531	2,145,485
Elevance Health, Inc.	12,136	3,552,814
GE HealthCare Technologies, Inc.	108,446	7,719,186
Gilead Sciences, Inc.	17,500	2,438,975
Henry Schein, Inc.Δ*	53,918	3,973,757
Humana, Inc.	17,050	2,956,300
IQVIA Holdings, Inc.*	25,856	4,409,482
Labcorp Holdings, Inc.	13,404	3,576,321
McKesson CorporationΔ	13,428	11,620,054
Zimmer Biomet Holdings, Inc.	45,091	4,077,128
		63,118,451
Industrials — 9.7%
A.O. Smith Corporation	84,228	5,553,994
AECOM	40,022	3,394,666
AMETEK, Inc.	36,084	7,734,966
API Group Corporation*	104,187	4,221,657
CSX Corporation	183,934	7,550,491
Fortive Corporation	80,857	4,469,775
Honeywell International, Inc.	18,696	4,225,857
J.B. Hunt Transport Services, Inc.	33,659	7,132,342
Norfolk Southern Corporation	25,662	7,364,994
Owens Corning	26,296	2,845,753
PACCAR, Inc.	40,170	4,639,635
RTX Corporation	20,132	3,883,463
Uber Technologies, Inc.*	19,047	1,370,051
United Parcel Service, Inc. Class B	65,649	6,458,549
Vertiv Holdings Co. Class A	12,620	3,162,319
Xylem, Inc.	31,498	3,764,011
		77,772,523
Information Technology — 10.7%
Analog Devices, Inc.	19,046	6,059,294
Cisco Systems, Inc.	154,157	11,961,042
Entegris, Inc.Δ	66,938	7,847,811
F5, Inc.*	19,419	5,618,499
Hewlett Packard Enterprise Co.Δ	206,452	4,915,622
Intel Corporation*	231,263	10,205,636
International Business Machines Corporation	30,587	7,413,983
Microchip Technology, Inc.	101,879	6,582,402
Microsoft Corporation	14,995	5,550,699
NetApp, Inc.Δ	34,260	3,507,881
Oracle Corporation	36,232	5,330,090
QUALCOMM, Inc.	69,520	8,952,786

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Roper Technologies, Inc.	6,279	$2,221,887
		86,167,632
Materials — 4.6%
Air Products and Chemicals, Inc.	21,807	6,334,715
Axalta Coating Systems, Ltd.*	138,077	3,824,733
DuPont de Nemours, Inc.	129,661	5,938,474
Freeport-McMoRan, Inc.	183,624	10,793,419
Packaging Corporation of America	29,387	6,236,509
PPG Industries, Inc.Δ	35,697	3,815,295
		36,943,145
Real Estate — 4.0%
American Tower Corporation REIT	31,011	5,351,878
Equinix, Inc. REIT	9,940	9,743,586
Jones Lang LaSalle, Inc.*	16,963	5,162,180
Mid-America Apartment Communities, Inc. REIT	20,292	2,478,059
Prologis, Inc. REIT	33,051	4,368,681
Public Storage REITΔ	18,679	5,059,768
		32,164,152
Utilities — 7.7%
Atmos Energy Corporation	47,237	8,725,619
Duke Energy Corporation	76,188	9,976,057
Entergy Corporation	136,081	15,290,061
NiSource, Inc.	148,167	6,913,472
PG&E Corporation	277,175	4,869,965
Pinnacle West Capital Corporation	68,003	6,851,302
Sempra	27,518	2,673,924
Xcel Energy, Inc.	81,384	6,465,145
		61,765,545
Total Common Stocks (Cost $630,210,523)		689,771,764
FOREIGN COMMON STOCKS — 9.2%
Canada — 0.6%
Bank of Nova Scotia (The)Δ	71,547	4,958,923
France — 0.5%
TotalEnergies SEΔ	50,590	4,602,678
	Shares	Value
Germany — 1.0%
Infineon Technologies AG	97,176	$4,408,500
Siemens AG	14,008	3,412,827
		7,821,327
Ireland — 3.9%
Johnson Controls International PLC	103,249	13,520,457
Medtronic PLC	205,367	17,795,050
		31,315,507
Jersey — 0.9%
Aptiv PLC*	101,541	7,051,007
Switzerland — 0.6%
Amrize, Ltd.*	84,053	4,708,649
United Kingdom — 1.7%
TechnipFMC PLC	49,218	3,402,440
Unilever PLC ADRΔ	178,899	10,191,876
		13,594,316
Total Foreign Common Stocks (Cost $68,248,515)		74,052,407
MUTUAL FUNDS — 0.6%
iShares Russell 1000 Value ETFΔ (Cost $4,579,598)	24,147	5,159,490
MONEY MARKET FUNDS — 5.4%
Northern Institutional Liquid Assets Portfolio (Shares), 3.70%Ø§	10,962,490	10,962,490
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø∞	32,694,364	32,694,364
Total Money Market Funds (Cost $43,656,854)		43,656,854
TOTAL INVESTMENTS — 101.0% (Cost $746,695,490)		812,640,515
Liabilities in Excess of Other Assets — (1.0)%		(8,387,679)
NET ASSETS — 100.0%		$804,252,836
Futures Contracts outstanding at March 31, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2026	52	$17,083,950	$(273,402)
Forward Foreign Currency Contracts outstanding at March 31, 2026:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/26/26	U.S. Dollars	3,612,410	British Pounds	2,691,530	MLIB	$50,955
06/26/26	U.S. Dollars	3,610,001	British Pounds	2,691,530	GSC	48,546
06/26/26	U.S. Dollars	2,521,988	Swiss Francs	1,966,390	UBS	39,045

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/26/26	U.S. Dollars	2,408,985	Swiss Francs	1,879,104	JPM	$36,257
06/26/26	U.S. Dollars	2,977,681	Euro	2,549,601	CITI	18,970
06/26/26	U.S. Dollars	2,976,659	Euro	2,549,601	UBS	17,947
06/26/26	U.S. Dollars	2,976,557	Euro	2,549,601	GSC	17,846
06/26/26	U.S. Dollars	2,975,371	Euro	2,549,601	MSCS	16,659
06/26/26	Swiss Francs	3,845,494	U.S. Dollars	4,850,931	JPM	4,739
06/26/26	Euro	314,734	U.S. Dollars	362,102	MSCS	3,134
Subtotal Appreciation						$254,098
06/26/26	U.S. Dollars	298,300	Euro	257,542	MSCS	$(567)
Subtotal Depreciation						$(567)
Total Forward Foreign Currency Contracts outstanding at March 31, 2026						$253,531
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.8%
Communication Services — 11.8%
Alphabet, Inc. Class A	82,961	$23,856,265
Alphabet, Inc. Class C	67,558	19,379,688
AST SpaceMobile, Inc.Δ*	4,667	386,754
Iridium Communications, Inc.	587	16,283
Liberty Broadband CorporationΔ*	668	33,600
Liberty Media Corporation-Liberty Formula One Class C*	1,493	126,935
Live Nation Entertainment, Inc.Δ*	3,873	590,671
Meta Platforms, Inc. Class A	40,768	23,324,596
Netflix, Inc.*	103,062	9,909,411
Nexstar Media Group, Inc. Class A	73	13,201
Pinterest, Inc. Class A*	5,383	98,724
Reddit, Inc. Class A*	2,895	389,812
ROBLOX Corporation Class A*	14,846	839,690
Roku, Inc.*	58	5,488
Spotify Technology SA*	3,689	1,788,833
Take-Two Interactive Software, Inc.*	1,631	322,123
TKO Group Holdings, Inc.	640	129,056
Trade Desk, Inc. (The) Class A*	9,857	223,655
Trump Media & Technology Group CorporationΔ*	623	5,782
		81,440,567
Consumer Discretionary — 12.8%
Airbnb, Inc. Class A*	9,888	1,248,657
Amazon.com, Inc.*	151,016	31,452,102
AutoZone, Inc.*	71	239,822
Booking Holdings, Inc.	746	3,140,899
Burlington Stores, Inc.*	1,528	497,181
Carnival Corporation	7,517	194,540
Carvana Co.Δ*	3,223	1,013,247
Cava Group, Inc.Δ*	2,275	184,048
Chewy, Inc. Class A*	4,688	126,576
Chipotle Mexican Grill, Inc.*	31,936	1,022,271
Choice Hotels International, Inc.Δ	753	77,936
Coupang, Inc.*	30,439	574,688
Darden Restaurants, Inc.	2,778	544,599
Deckers Outdoor Corporation*	3,461	346,411
Domino’s Pizza, Inc.	350	125,577
DoorDash, Inc. Class A*	8,759	1,315,164
Duolingo, Inc.*	617	60,818
Dutch Bros., Inc. Class AΔ*	2,436	123,408
Etsy, Inc.Δ*	1,192	59,576
Expedia Group, Inc.	2,765	638,411
Floor & Decor Holdings, Inc. Class AΔ*	553	28,092
H&R Block, Inc.	1,174	37,263
Hilton Worldwide Holdings, Inc.	5,763	1,752,413
Home Depot, Inc. (The)	19,196	6,313,372
Lithia Motors, Inc.Δ	153	38,207
Lululemon Athletica, Inc.*	1,435	219,699
Marriott International, Inc. Class A	4,260	1,393,318
McDonald’s Corporation	1,827	567,813
Murphy U.S.A., Inc.Δ	425	209,937
Norwegian Cruise Line Holdings, Ltd.*	9,418	176,117
O’Reilly Automotive, Inc.*	19,303	1,781,860
	Shares	Value
Planet Fitness, Inc. Class A*	1,988	$147,867
Pool Corporation	22	4,451
Ralph Lauren Corporation	59	20,295
Ross Stores, Inc.	1,567	339,459
Royal Caribbean Cruises, Ltd.	6,119	1,683,826
SharkNinja, Inc.Δ*	367	38,865
Somnigroup International, Inc.	5,850	432,432
Starbucks Corporation	4,428	396,705
Tapestry, Inc.	4,580	646,284
Tesla, Inc.*	64,314	23,908,730
Texas Roadhouse, Inc.	1,349	222,774
TJX Cos., Inc. (The)	14,499	2,315,490
TopBuild Corporation*	120	42,156
Tractor Supply Co.	12,820	580,746
Travel + Leisure Co.	378	26,154
Ulta Beauty, Inc.*	216	112,905
Vail Resorts, Inc.Δ	812	104,196
Valvoline, Inc.Δ*	2,288	77,060
Viking Holdings, Ltd.Δ*	4,610	338,743
Wayfair, Inc. Class A*	223	16,772
Wendy's Co. (The)Δ	4,747	32,992
Williams-Sonoma, Inc.	316	57,616
Wingstop, Inc.	704	109,099
Wyndham Hotels & Resorts, Inc.	1,696	137,766
Yum! Brands, Inc.	3,352	521,169
		87,818,574
Consumer Staples — 3.1%
BJ's Wholesale Club Holdings, Inc.*	410	40,352
Casey’s General Stores, Inc.	129	93,894
Celsius Holdings, Inc.Δ*	3,725	132,163
Coca-Cola Co. (The)	51,582	3,922,811
Coca-Cola Consolidated, Inc.Δ	235	45,059
Colgate-Palmolive Co.	12,549	1,069,551
Costco Wholesale Corporation	10,923	10,884,005
Darling Ingredients, Inc.*	261	16,143
Freshpet, Inc.*	20	1,179
Hershey Co. (The)	602	125,150
Kimberly-Clark CorporationΔ	3,466	334,365
Monster Beverage Corporation*	17,308	1,254,138
PepsiCo, Inc.	5,994	930,808
Sprouts Farmers Market, Inc.*	2,199	169,609
Sysco Corporation	8,097	577,559
Walmart, Inc.	11,755	1,460,911
		21,057,697
Energy — 0.4%
Cheniere Energy, Inc.	2,324	659,458
Phillips 66	623	113,498
Targa Resources Corporation	5,265	1,320,093
Texas Pacific Land Corporation	1,330	631,165
Williams Cos., Inc. (The)	2,069	150,582
		2,874,796
Financials — 5.4%
Affirm Holdings, Inc.*	3,709	169,946
American Express Co.	3,930	1,188,746
Ameriprise Financial, Inc.	1,888	839,027
Apollo Global Management, Inc.	6,805	758,213

	Shares	Value
Ares Management Corporation Class A	4,797	$523,353
Arthur J. Gallagher & Co.	490	106,124
Bank of America Corporation	15,254	743,633
Bank of New York Mellon Corporation (The)	1,138	135,001
Blackstone, Inc.	18,165	2,088,793
Block, Inc.*	4,586	275,985
Blue Owl Capital, Inc.Δ	13,118	119,767
Brown & Brown, Inc.	1,074	70,036
Charles Schwab Corporation (The)	3,322	312,202
Citigroup, Inc.	8,144	923,611
Coinbase Global, Inc. Class A*	465	81,194
Corpay, Inc.*	1,583	460,637
Equitable Holdings, Inc.	3,799	140,981
Everest Group, Ltd.	258	84,327
FactSet Research Systems, Inc.	28	6,076
Fiserv, Inc.*	3,634	202,777
Freedom Holding CorporationΔ*	316	45,782
Goldman Sachs Group, Inc. (The)	509	430,609
Hamilton Lane, Inc. Class A	181	17,991
Houlihan Lokey, Inc.	53	7,612
Jefferies Financial Group, Inc.	1,629	67,229
Kinsale Capital Group, Inc.	471	160,922
KKR & Co., Inc.	4,199	388,408
LPL Financial Holdings, Inc.	1,894	569,772
Markel Corporation*	112	214,376
Marsh & McLennan Cos., Inc.	2,145	372,050
Mastercard, Inc. Class A	19,702	9,844,301
Moody’s Corporation	3,778	1,648,152
Morningstar, Inc.	119	20,117
MSCI, Inc.	957	515,833
Progressive Corporation (The)	1,248	247,404
Robinhood Markets, Inc. Class A*	2,049	141,996
Ryan Specialty Holdings, Inc.Δ	3,274	110,465
Shift4 Payments, Inc. Class AΔ*	1,088	47,578
Toast, Inc. Class A*	9,600	254,496
TPG, Inc.	2,932	118,775
Tradeweb Markets, Inc. Class A	48	5,648
Visa, Inc. Class A	41,132	12,431,736
Western Alliance Bancorp	253	17,925
		36,909,606
Health Care — 7.7%
Alnylam Pharmaceuticals, Inc.*	4,538	1,501,488
Amgen, Inc.	13,603	4,786,215
Apellis Pharmaceuticals, Inc.Δ*	14,978	602,565
Boston Scientific Corporation*	8,137	510,597
Cardinal Health, Inc.	3,106	656,329
Caris Life Sciences, Inc.Δ*	13,196	235,944
Cencora, Inc.	4,902	1,539,914
Cigna Group (The)	945	252,079
Corcept Therapeutics, Inc.*	3,349	134,998
DaVita, Inc.*	1,052	161,682
Dexcom, Inc.*	9,824	616,947
Doximity, Inc. Class A*	3,371	78,544
Eli Lilly and Co.	19,766	18,180,174
Exelixis, Inc.*	17,682	758,381
	Shares	Value
Gilead Sciences, Inc.	16,462	$2,294,309
Halozyme Therapeutics, Inc.*	11,373	735,037
HCA Healthcare, Inc.	1,147	542,806
IDEXX Laboratories, Inc.*	2,076	1,166,484
Incyte Corporation*	8,228	774,419
Insmed, Inc.*	7,081	1,157,885
Inspire Medical Systems, Inc.*	738	38,066
Insulet Corporation*	1,790	375,614
Intuitive Surgical, Inc.*	8,826	4,068,698
Ionis Pharmaceuticals, Inc.Δ*	13,062	980,826
Masimo Corporation*	1,152	204,906
McKesson Corporation	2,872	2,485,314
Medpace Holdings, Inc.*	748	359,182
Molina Healthcare, Inc.*	728	97,042
Natera, Inc.*	5,550	1,109,944
Neurocrine Biosciences, Inc.*	7,285	959,726
Penumbra, Inc.*	978	321,146
Repligen Corporation*	1,079	127,128
ResMed, Inc.	1,308	293,620
Sarepta Therapeutics, Inc.Δ*	8,411	183,023
Sotera Health Co.*	13,537	194,121
Stryker Corporation	3,332	1,094,862
Summit Therapeutics, Inc.Δ*	9,598	181,978
Tempus AI, Inc. Class AΔ*	2,640	119,381
Ultragenyx Pharmaceutical, Inc.*	18,605	389,775
Veeva Systems, Inc. Class A*	3,189	560,180
Viking Therapeutics, Inc.Δ*	6,090	198,169
Waters Corporation*	1,673	498,219
Zoetis, Inc.	13,194	1,559,663
		53,087,380
Industrials — 6.1%
3M Co.	2,521	366,125
AAON, Inc.Δ	1,449	119,905
Allison Transmission Holdings, Inc.	193	22,593
Automatic Data Processing, Inc.	9,158	1,860,722
Axon Enterprise, Inc.*	1,808	767,840
Boeing Co. (The)*	2,706	538,575
Booz Allen Hamilton Holding Corporation	2,941	229,486
Broadridge Financial Solutions, Inc.	2,489	404,413
BWX Technologies, Inc.	221	45,192
Carlisle Cos., Inc.	65	21,685
Carpenter Technology Corporation	110	43,357
Caterpillar, Inc.	1,393	986,885
Cintas Corporation	8,771	1,483,527
Comfort Systems U.S.A., Inc.	799	1,101,813
Copart, Inc.*	19,761	656,065
Core & Main, Inc. Class A*	1,548	76,471
EMCOR Group, Inc.	314	231,829
Equifax, Inc.	432	77,790
ExlService Holdings, Inc.*	1,101	33,525
Fastenal Co.	21,416	993,702
Ferguson Enterprises, Inc.	93	21,693
FTAI Aviation, Ltd.	2,475	606,375
GE Vernova, Inc.	6,549	5,716,622
General Electric Co.	25,202	7,151,572

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
HEICO Corporation	814	$223,199
HEICO Corporation Class A	1,925	406,348
Howmet Aerospace, Inc.	9,499	2,189,140
Illinois ToolWorks, Inc.	3,344	870,410
Karman Holdings, Inc.Δ*	1,036	82,932
Lennox International, Inc.Δ	770	357,380
Loar Holdings, Inc.Δ*	411	23,546
Lockheed Martin Corporation	1,477	892,684
MasTec, Inc.*	180	57,913
Old Dominion Freight Line, Inc.	14	2,736
Paychex, Inc.	2,636	242,828
Paycom Software, Inc.Δ	250	30,385
Paylocity Holding Corporation*	345	37,274
Quanta Services, Inc.	2,719	1,492,785
RBC Bearings, Inc.*	26	14,121
Rocket Lab Corporation*	11,550	741,741
Rockwell Automation, Inc.	277	99,410
Rollins, Inc.	7,715	412,058
Tetra Tech, Inc.	627	18,885
TransDigm Group, Inc.	318	368,549
Uber Technologies, Inc.*	48,687	3,502,056
U-Haul Holding Co.Δ*	1,779	84,379
Union Pacific Corporation	1,603	388,920
Veralto Corporation	2,308	204,073
Verisk Analytics, Inc.	2,369	449,518
Vertiv Holdings Co. Class A	9,113	2,283,536
W.W. Grainger, Inc.	852	929,370
Waste Management, Inc.	9,727	2,235,167
WillScot Holdings CorporationΔ	1,749	30,363
XPO Logistics, Inc.*	430	83,657
		42,313,125
Information Technology — 48.4%
Adobe, Inc.*	9,956	2,420,104
Advanced Micro Devices, Inc.*	22,808	4,639,831
Amphenol Corporation Class A	29,631	3,743,877
Appfolio, Inc. Class A*	340	53,659
Apple, Inc.	309,780	78,619,066
Applied Materials, Inc.	5,402	1,846,350
AppLovin Corporation Class A*	5,756	2,290,888
Arista Networks, Inc.*	25,134	3,085,953
Astera Labs, Inc.*	2,998	328,581
Atlassian Corporation Class A*	3,971	271,021
Autodesk, Inc.*	5,244	1,255,414
Bentley Systems, Inc. Class BΔ	3,951	138,759
Broadcom, Inc.	104,415	32,317,487
Cadence Design Systems, Inc.*	6,681	1,856,449
CDW Corporation	320	38,726
Circle Internet Group, Inc.*	385	36,733
Cloudflare, Inc. Class A*	7,552	1,558,280
Crowdstrike Holdings, Inc. Class A*	5,941	2,319,426
Datadog, Inc. Class A*	7,387	872,035
Dell Technologies, Inc. Class C	997	163,638
Docusign, Inc.*	3,195	151,475
Dropbox, Inc. Class A*	1,791	40,692
Dynatrace, Inc.*	6,073	224,580
Enphase Energy, Inc.Δ*	3,026	114,413
Entegris, Inc.	544	63,779
	Shares	Value
Everpure, Inc. Class A*	6,177	$364,690
Fair Isaac Corporation*	484	516,689
Fortinet, Inc.*	14,984	1,224,492
Gartner, Inc.*	1,656	262,211
Gen Digital, Inc.	3,877	73,004
Gitlab, Inc. Class A*	2,423	52,434
Globant SA*	158	7,285
GoDaddy, Inc. Class A*	3,788	313,154
Guidewire Software, Inc.*	1,979	295,979
HubSpot, Inc.*	1,197	292,188
Intuit, Inc.	6,690	2,892,622
Jabil, Inc.	1,511	401,367
KLA Corporation	3,197	4,707,295
Lam Research Corporation	30,397	6,494,623
Lattice Semiconductor Corporation*	2,610	242,104
Lumentum Holdings, Inc.Δ*	116	81,520
MACOM Technology Solutions Holdings, Inc.*	279	61,958
Manhattan Associates, Inc.*	1,261	167,864
Marvell Technology, Inc.	1,389	137,581
Microsoft Corporation	161,254	59,691,393
MongoDB, Inc.*	60	14,686
Monolithic Power Systems, Inc.	1,083	1,184,098
Motorola Solutions, Inc.	2,041	885,733
NetApp, Inc.	1,980	202,732
Nutanix, Inc. Class A*	1,404	53,366
NVIDIA Corporation	499,911	87,184,478
Okta, Inc.*	1,433	112,791
Onto Innovation, Inc.*	100	20,507
Oracle Corporation	41,131	6,050,781
Palantir Technologies, Inc. Class A*	52,929	7,742,454
Palo Alto Networks, Inc.*	19,437	3,116,140
Pegasystems, Inc.	65	2,766
Procore Technologies, Inc.*	2,359	134,463
PTC, Inc.*	117	16,671
QUALCOMM, Inc.	6,197	798,050
RingCentral, Inc. Class A	1,748	65,008
Rubrik, Inc. Class AΔ*	1,770	86,677
Salesforce, Inc.Δ	2,588	483,102
Samsara, Inc. Class A*	7,313	231,749
SentinelOne, Inc. Class A*	3,171	40,842
ServiceNow, Inc.*	25,388	2,654,315
Snowflake, Inc.*	8,000	1,206,560
Strategy, Inc.Δ*	347	43,306
Super Micro Computer, Inc.*	5,468	124,506
Synopsys, Inc.*	3,395	1,346,050
Teradata Corporation*	102	2,614
Texas Instruments, Inc.	9,327	1,810,744
Twilio, Inc. Class A*	461	58,003
Tyler Technologies, Inc.*	841	287,942
Ubiquiti, Inc.	98	77,448
Workday, Inc. Class A*	5,011	651,029
Zscaler, Inc.*	2,371	332,628
		333,753,908
Materials — 0.3%
Ecolab, Inc.	1,984	527,784
Sherwin-Williams Co. (The)	5,421	1,737,701

	Shares	Value
Steel Dynamics, Inc.	279	$50,220
		2,315,705
Real Estate — 0.5%
American Tower Corporation REIT	12,065	2,082,178
CBRE Group, Inc. Class A*	1,015	137,492
CoStar Group, Inc.*	1,420	57,283
Jones Lang LaSalle, Inc.*	309	94,035
Lamar Advertising Co. Class A REIT	2,463	311,963
Public Storage REIT	690	186,907
Simon Property Group, Inc. REIT	3,061	570,968
Sun Communities, Inc. REIT	710	89,432
UDR, Inc. REIT	248	8,377
		3,538,635
Utilities — 0.3%
NRG Energy, Inc.	5,054	738,592
Vistra Corporation	8,203	1,233,157
		1,971,749
Total Common Stocks (Cost $577,623,074)		667,081,742
FOREIGN COMMON STOCKS — 1.0%
Brazil — 0.2%
NU Holdings, Ltd. Class A*	83,992	1,206,965
XP, Inc. Class A	2,958	56,320
		1,263,285
Canada — 0.1%
Brookfield Asset Management, Ltd. Class A	4,716	209,626
RB Global, Inc.	543	52,047
Restaurant Brands International, Inc.Δ	6,710	495,869
		757,542
Curacao — 0.0%
SLB, Ltd.	3,213	165,116
	Shares	Value
Ireland — 0.6%
Aon PLC Class A	4,959	$1,600,666
James Hardie Industries PLCΔ*	2,639	49,983
NIQ Global Intelligence PLCΔ*	1,959	22,274
Trane Technologies PLC	5,394	2,247,895
		3,920,818
Jersey — 0.0%
Birkenstock Holding PLCΔ*	347	12,433
Netherlands — 0.0%
Elastic NV*	1,913	95,631
Switzerland — 0.1%
On Holding AG Class A*	5,907	200,956
United Kingdom — 0.0%
Anglogold Ashanti PLC	1,997	194,428
Total Foreign Common Stocks (Cost $6,520,515)		6,610,209
MONEY MARKET FUNDS — 2.8%
Northern Institutional Liquid Assets Portfolio (Shares), 3.70%Ø§	1,861,468	1,861,468
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø∞	17,415,387	17,415,387
Total Money Market Funds (Cost $19,276,855)		19,276,855
TOTAL INVESTMENTS — 100.6% (Cost $603,420,444)		692,968,806
Liabilities in Excess of Other Assets — (0.6)%		(3,920,649)
NET ASSETS — 100.0%		$689,048,157
Futures Contracts outstanding at March 31, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	06/2026	20	$9,566,000	$(23,532)
S&P 500® E-Mini	06/2026	6	1,971,225	22,325
S&P 500® Micro E-Mini	06/2026	65	2,135,494	(26,963)
Total Futures Contracts outstanding at March 31, 2026			$13,672,719	$(28,170)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.0%
Communication Services — 13.9%
Alphabet, Inc. Class A	196,537	$56,516,180
Alphabet, Inc. Class C	144,435	41,432,624
Meta Platforms, Inc. Class A	107,448	61,474,224
Netflix, Inc.*	226,753	21,802,301
ROBLOX Corporation Class A*	17,380	983,013
Spotify Technology SA*	5,852	2,837,693
Walt Disney Co. (The)	75,269	7,254,426
		192,300,461
Consumer Discretionary — 10.4%
Amazon.com, Inc.*	277,072	57,705,785
AutoZone, Inc.*	228	770,134
Booking Holdings, Inc.	307	1,292,568
Carvana Co.Δ*	9,961	3,131,539
Cava Group, Inc.Δ*	49,683	4,019,355
Chipotle Mexican Grill, Inc.*	131,099	4,196,479
D.R. Horton, Inc.	12,875	1,766,707
DoorDash, Inc. Class A*	9,805	1,472,221
Marriott International, Inc. Class A	2,961	968,454
McDonald’s Corporation	21,016	6,531,563
MercadoLibre, Inc.*	276	477,210
NIKE, Inc. Class B	42,178	2,227,842
O’Reilly Automotive, Inc.*	75,634	6,981,775
Starbucks Corporation	49,946	4,474,662
Tesla, Inc.*	116,650	43,364,637
Wayfair, Inc. Class AΔ*	9,057	681,177
Yum China Holdings, Inc. (New York Stock Exchange)Δ	19,006	927,113
Yum! Brands, Inc.	20,495	3,186,563
		144,175,784
Consumer Staples — 4.5%
Casey’s General Stores, Inc.	4,302	3,131,254
Coca-Cola Co. (The)	109,680	8,341,164
Costco Wholesale Corporation	10,455	10,417,676
Dollar General Corporation	17,031	2,022,091
Monster Beverage Corporation*	304,451	22,060,519
Procter & Gamble Co. (The)	28,982	4,186,160
Walmart, Inc.	96,625	12,008,555
		62,167,419
Energy — 0.6%
Cheniere Energy, Inc.	1,866	529,496
Exxon Mobil Corporation	45,555	7,728,861
		8,258,357
Financials — 6.4%
Berkshire Hathaway, Inc. Class B*	12,597	6,036,483
Block, Inc.*	73,173	4,403,551
Carlyle Group, Inc. (The)	121,524	5,880,546
Charles Schwab Corporation (The)	62,121	5,838,132
FactSet Research Systems, Inc.	7,802	1,692,956
Goldman Sachs Group, Inc. (The)	11,941	10,101,967
Intercontinental Exchange, Inc.	18,450	2,901,816
Mastercard, Inc. Class A	58,139	29,049,733
PayPal Holdings, Inc.	34,149	1,544,559
Robinhood Markets, Inc. Class A*	4,644	321,829
	Shares	Value
SEI Investments Co.	44,356	$3,480,615
Visa, Inc. Class A	56,979	17,221,333
		88,473,520
Health Care — 8.9%
Agilent Technologies, Inc.	61,849	7,049,549
Alnylam Pharmaceuticals, Inc.*	14,870	4,920,037
Amgen, Inc.	19,089	6,716,465
Bristol-Myers Squibb Co.	63,921	3,876,809
Eli Lilly and Co.	17,863	16,429,851
Gilead Sciences, Inc.	90,885	12,666,642
Hims & Hers Health, Inc.Δ*	12,975	269,361
Humana, Inc.	17,147	2,973,118
IDEXX Laboratories, Inc.*	11,889	6,680,310
Illumina, Inc.*	15,581	1,920,514
Insmed, Inc.*	78,334	12,809,176
Intuitive Surgical, Inc.*	10,913	5,030,784
McKesson CorporationΔ	8,625	7,463,730
Natera, Inc.*	44,920	8,983,551
Regeneron Pharmaceuticals, Inc.	10,186	7,870,111
Thermo Fisher Scientific, Inc.	7,772	3,820,171
Ultragenyx Pharmaceutical, Inc.*	23,151	485,013
Veeva Systems, Inc. Class A*	22,066	3,876,114
Vertex Pharmaceuticals, Inc.*	21,385	9,549,258
		123,390,564
Industrials — 6.8%
3M Co.	47,725	6,931,102
Axon Enterprise, Inc.*	1,540	654,023
Boeing Co. (The)*	77,436	15,412,087
C.H. Robinson Worldwide, Inc.	35,897	5,961,415
Carpenter Technology Corporation	5,734	2,260,056
Copart, Inc.*	153,813	5,106,592
Deere & Co.	13,760	7,751,008
Expeditors International of Washington, Inc.	29,611	4,241,184
GE Vernova, Inc.	13,246	11,562,433
General Electric Co.	25,024	7,101,060
Mueller Industries, Inc.	17,856	1,978,445
Quanta Services, Inc.	10,161	5,578,592
Rocket Lab Corporation*	20,973	1,346,886
RTX Corporation	33,959	6,550,691
TransUnion	61,294	4,240,932
Uber Technologies, Inc.*	4,294	308,867
Union Pacific Corporation	14,526	3,524,298
Verisk Analytics, Inc.	18,596	3,528,591
		94,038,262
Information Technology — 39.8%
Advanced Micro Devices, Inc.*	54,547	11,096,496
Amphenol Corporation Class A	72,384	9,145,718
Analog Devices, Inc.	8,974	2,854,988
Apple, Inc.	636,701	161,588,347
AppLovin Corporation Class A*	3,424	1,362,752
Autodesk, Inc.*	29,867	7,150,160
Broadcom, Inc.	129,024	39,934,218
Ciena Corporation*	16,097	6,249,338
Cloudflare, Inc. Class A*	7,019	1,448,301

	Shares	Value
Crowdstrike Holdings, Inc. Class A*	1,178	$459,903
Datadog, Inc. Class A*	8,766	1,034,826
International Business Machines Corporation	28,159	6,825,460
Intuit, Inc.	19,620	8,483,296
Lam Research Corporation	22,803	4,872,089
Lumentum Holdings, Inc.Δ*	4,103	2,883,424
Microsoft Corporation	200,796	74,328,655
NVIDIA Corporation	869,230	151,593,712
Oracle Corporation	92,876	13,662,988
Palantir Technologies, Inc. Class A*	3,985	582,926
QUALCOMM, Inc.	21,999	2,833,031
Salesforce, Inc.Δ	29,994	5,598,980
Samsara, Inc. Class AΔ*	42,208	1,337,572
ServiceNow, Inc.*	84,974	8,884,032
Snowflake, Inc.*	44,265	6,676,047
Texas Instruments, Inc.	42,629	8,275,994
Twilio, Inc. Class A*	9,792	1,232,030
Tyler Technologies, Inc.*	6,985	2,391,524
Western Digital CorporationΔ	17,816	4,819,050
Workday, Inc. Class A*	10,403	1,351,558
		548,957,415
Materials — 0.6%
Freeport-McMoRan, Inc.	33,010	1,940,328
Martin Marietta Materials, Inc.Δ	9,483	5,582,452
		7,522,780
Utilities — 0.1%
Vistra Corporation	9,832	1,478,045
Total Common Stocks (Cost $1,050,849,038)		1,270,762,607
FOREIGN COMMON STOCKS — 3.4%
Brazil — 0.1%
NU Holdings, Ltd. Class A*	112,553	1,617,386
Canada — 1.0%
Celestica, Inc.*	8,170	2,301,326
	Shares	Value
Shopify, Inc. Class A*	100,960	$11,975,875
		14,277,201
China — 0.3%
Alibaba Group Holding, Ltd. ADRΔ	37,667	4,725,702
Ireland — 0.8%
Linde PLC	17,486	8,668,860
Seagate Technology Holdings PLC	3,500	1,371,160
Trane Technologies PLC	2,649	1,103,944
		11,143,964
Singapore — 0.1%
Sea, Ltd. ADR*	20,229	1,675,163
Switzerland — 0.3%
Roche Holding AG ADRΔ	67,376	3,349,261
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	31,138	10,523,087
Total Foreign Common Stocks (Cost $37,211,240)		47,311,764
MONEY MARKET FUNDS — 4.4%
Northern Institutional Liquid Assets Portfolio (Shares), 3.70%Ø§	1,557,239	1,557,239
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø∞	59,172,851	59,172,851
Total Money Market Funds (Cost $60,730,090)		60,730,090
TOTAL INVESTMENTS — 99.8% (Cost $1,148,790,368)		1,378,804,461
Other Assets in Excess of Liabilities — 0.2%		2,197,724
NET ASSETS — 100.0%		$1,381,002,185
Futures Contracts outstanding at March 31, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	06/2026	57	$27,263,100	$(678,405)
S&P 500® E-Mini	06/2026	20	6,570,750	(80,564)
Total Futures Contracts outstanding at March 31, 2026			$33,833,850	$(758,969)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 76.8%
Communication Services — 1.1%
ATN International, Inc.Δ	1,977	$53,814
Entravision Communications Corporation Class A	85,416	253,685
IDT Corporation Class B	14,077	691,181
MediaAlpha, Inc. Class A*	13,050	121,365
Nextdoor Holdings, Inc.*	395,510	553,714
Playtika Holding CorporationΔ	120,307	334,453
PubMatic, Inc. Class AΔ*	85,906	702,711
Roku, Inc.*	10,230	967,963
Scholastic CorporationΔ	28,927	1,129,889
Skillz, Inc.Δ*	9,180	23,776
Snap, Inc. Class AΔ*	24,675	113,505
Sphere Entertainment Co.Δ*	33,781	3,965,889
Spok Holdings, Inc.Δ	17,282	188,374
Townsquare Media, Inc. Class AΔ	8,385	45,531
Yelp, Inc.Δ*	9,617	237,925
		9,383,775
Consumer Discretionary — 8.1%
1stdibs.com, Inc.*	21,723	119,477
Arko CorporationΔ	97,213	540,504
Bath & Body Works, Inc.	54,366	1,015,013
Bloomin' Brands, Inc.	7,000	37,800
Brinker International, Inc.Δ*	10,862	1,550,768
Brunswick Corporation	10,292	748,846
Callaway Golf Co.Δ*	226,348	3,141,710
Cava Group, Inc.Δ*	14,826	1,199,423
Champion Homes, Inc.*	11,455	851,908
Chegg, Inc.Δ*	33,457	24,802
Citi Trends, Inc.*	12,867	557,398
Columbia Sportswear Co.Δ	3,231	177,091
Cooper-Standard Holdings, Inc.Δ*	31,476	877,236
Cricut, Inc. Class AΔ	109,465	409,399
Dana, Inc.	128,850	4,335,802
Designer Brands, Inc. Class AΔ	88,351	502,717
Dillard's, Inc. Class AΔ	416	237,998
Ethan Allen Interiors, Inc.Δ	45,394	1,010,470
Figs, Inc. Class A*	52,589	776,740
Five Below, Inc.*	1,404	320,786
Flexsteel Industries, Inc.Δ	5,541	249,013
Funko, Inc. Class AΔ*	128,442	404,592
Garrett Motion, Inc.	34,834	632,934
Genesco, Inc.*	21,106	611,863
Gentherm, Inc.*	32,617	906,100
Gold.com, Inc.Δ	55,085	2,207,807
GoPro, Inc. Class AΔ*	148,343	114,224
Haverty Furniture Cos., Inc.	15,324	324,562
Holley, Inc.*	20,458	62,806
Installed Building Products, Inc.Δ	2,430	644,315
Johnson Outdoors, Inc. Class AΔ	11,262	523,796
KB Home	26,978	1,396,111
KinderCare Learning Cos., Inc.Δ*	64,381	141,638
Kontoor Brands, Inc.Δ	12,567	883,334
Lands' End, Inc.Δ*	15,628	175,659
La-Z-Boy, Inc.Δ	27,843	894,874
Lear Corporation	12,558	1,520,523
	Shares	Value
Life Time Group Holdings, Inc.*	30,744	$828,243
Lindblad Expeditions Holdings, Inc.*	66,871	1,156,868
M/I Homes, Inc.*	2,811	344,207
Malibu Boats, Inc. Class AΔ*	9,673	250,724
MarineMax, Inc.*	24,393	660,075
MasterCraft Boat Holdings, Inc.*	2,997	61,468
McGraw Hill, Inc.Δ*	52,746	722,620
Meritage Homes Corporation	1,077	66,602
Movado Group, Inc.	32,147	785,030
National Vision Holdings, Inc.Δ*	65,753	1,703,003
Ollie's Bargain Outlet Holdings, Inc.*	17,972	1,654,143
OneWater Marine, Inc. Class AΔ*	29,153	275,496
Papa John's International, Inc.Δ	11,886	385,225
Patrick Industries, Inc.Δ	6,283	697,853
Planet Fitness, Inc. Class A*	12,500	929,750
Polaris, Inc.Δ	2,524	137,558
Pursuit Attractions and Hospitality, Inc.Δ*	59,465	2,178,203
Shoe Carnival, Inc.Δ	11,046	172,207
Sleep Number CorporationΔ*	55,588	99,780
Sonic Automotive, Inc. Class A	24,751	1,697,176
Sonos, Inc.Δ*	78,878	1,056,965
Steven Madden, Ltd.	17,006	576,844
Stitch Fix, Inc. Class A*	204,904	678,232
Stoneridge, Inc.*	28,539	137,843
Strattec Security CorporationΔ*	11,193	876,860
Superior Group of Cos., Inc.Δ	6,785	68,936
Taylor Morrison Home Corporation Class A*	46,642	2,716,430
Travel + Leisure Co.	18,200	1,259,258
Universal Technical Institute, Inc.Δ*	29,077	1,049,680
Urban Outfitters, Inc.*	15,735	996,812
Valvoline, Inc.Δ*	63,748	2,147,033
Victoria's Secret & Co.*	22,635	1,049,359
Visteon CorporationΔ	14,496	1,320,731
Warby Parker, Inc. Class AΔ*	87,666	1,847,123
Wayfair, Inc. Class AΔ*	1,990	149,668
Wingstop, Inc.Δ	4,755	736,882
Winmark CorporationΔ	6,385	2,729,907
Wyndham Hotels & Resorts, Inc.	11,800	958,514
YETI Holdings, Inc.Δ*	13,457	492,392
Zumiez, Inc.*	38,307	848,883
		66,634,622
Consumer Staples — 2.1%
Andersons, Inc. (The)	60,554	4,346,566
Beauty Health Co. (The)Δ*	6,068	5,400
BJ's Wholesale Club Holdings, Inc.*	21,260	2,092,409
Chefs' Warehouse, Inc. (The)Δ*	43,329	2,575,909
Edgewell Personal Care Co.Δ	50,620	1,080,231
Hain Celestial Group, Inc. (The)Δ*	269,263	187,892
Herbalife, Ltd.Δ*	47,745	702,806
Maplebear, Inc.*	16,345	612,284
Mission Produce, Inc.Δ*	9,081	124,954
Nature's Sunshine Products, Inc.*	23,334	559,783
Pilgrim’s Pride Corporation	16,079	607,143
Smithfield Foods, Inc.	35,814	1,001,718
Spectrum Brands Holdings, Inc.	11,003	810,921

	Shares	Value
USANA Health Sciences, Inc.*	21,606	$377,457
Vita Coco Co., Inc. (The)Δ*	46,632	2,234,139
		17,319,612
Energy — 5.5%
Amplify Energy Corporation*	15,700	97,968
Cactus, Inc. Class AΔ	24,377	1,154,738
Chord Energy Corporation	13,869	1,971,894
Crescent Energy Co. Class AΔ	98,383	1,328,171
DHT Holdings, Inc.	193,819	3,541,073
DMC Global, Inc.Δ*	23,247	121,117
Excelerate Energy, Inc. Class A	87,794	2,934,075
Flowco Holdings, Inc. Class AΔ	30,229	622,717
Forum Energy Technologies, Inc.*	26,346	1,545,456
Granite Ridge Resources, Inc.Δ	98,664	579,158
Green Plains, Inc.Δ*	138,832	2,283,786
Gulfport Energy Corporation*	2,105	445,355
Infinity Natural Resources, Inc. Class AΔ*	22,230	391,470
Innovex International, Inc.*	25,475	621,335
International Seaways, Inc.	10,679	778,286
Liberty Energy, Inc.Δ	48,045	1,383,696
Magnolia Oil & Gas Corporation Class AΔ	84,428	2,665,392
Matador Resources Co.Δ	51,491	3,253,201
National Energy Services Reunited Corporation*	112,676	2,419,154
Northern Oil & Gas, Inc.Δ	59,124	1,728,195
Oil States International, Inc.*	55,536	646,439
Patterson-UTI Energy, Inc.	116,464	1,261,305
PBF Energy, Inc. Class A	20,301	966,734
Permian Resources Corporation Class A	56,465	1,203,834
Ranger Energy Services, Inc. Class A	35,625	610,613
SM Energy Co.	43,750	1,364,125
Solaris Energy Infrastructure, Inc.Δ	28,384	1,603,980
Summit Midstream Corporation*	1,820	55,037
Tidewater, Inc.Δ*	20,928	1,748,534
Uranium Energy CorporationΔ*	293,449	3,961,562
World Fuel Services CorporationΔ	80,426	1,855,428
		45,143,828
Financials — 13.7%
1st Source Corporation	1,106	76,546
Ally Financial, Inc.	20,013	785,110
Amerant Bancorp, Inc.	10,242	225,734
American Coastal Insurance Corporation	6,977	78,491
American Integrity Insurance Group, Inc.Δ	21,231	409,334
Ameris BancorpΔ	6,034	470,592
Angel Oak Mortgage REIT, Inc.Δ	11,271	92,648
Arrow Financial CorporationΔ	6,714	225,389
Associated Banc-Corp	50,210	1,298,431
Atlantic Union Bankshares CorporationΔ	26,549	948,861
Axis Capital Holdings, Ltd.	14,083	1,428,157
Axos Financial, Inc.Δ*	8,248	701,822
Baldwin Insurance Group, Inc. (The)Δ*	40,445	887,363
	Shares	Value
BancFirst CorporationΔ	2,409	$261,376
BankUnited, Inc.	101,865	4,600,223
BayCom CorporationΔ	2,164	64,325
BCB Bancorp, Inc.Δ	10,151	91,156
BOK Financial CorporationΔ	2,063	264,188
Bowhead Specialty Holdings, Inc.*	7,681	172,285
Bread Financial Holdings, Inc.Δ	52,643	3,942,434
Business First Bancshares, Inc.	13,629	368,528
Byline Bancorp, Inc.	22,445	708,589
Capital City Bank Group, Inc.	4,822	209,564
Central BanCo, Inc.Δ	14,945	357,933
Central Pacific Financial Corporation	16,299	520,916
Civista Bancshares, Inc.Δ	6,257	142,597
Claros Mortgage Trust, Inc. REIT*	5,600	13,326
CNO Financial Group, Inc.	74,982	3,078,761
Columbia Banking System, Inc.	65,028	1,783,718
Community Trust Bancorp, Inc.	9,457	574,229
Compass Diversified Holdings	267,688	2,104,028
Customers Bancorp, Inc.*	17,735	1,230,986
Donegal Group, Inc. Class AΔ	25,417	436,664
Employers Holdings, Inc.Δ	46,847	1,927,286
Enterprise Financial Services Corporation	21,162	1,145,076
Essent Group, Ltd.	6,912	403,937
Euronet Worldwide, Inc.Δ*	20,705	1,374,191
EVERTEC, Inc.	59,952	1,691,845
FB Financial Corporation	19,146	994,443
Finance of America Cos., Inc. Class AΔ*	7,017	116,482
First BanCorpΔ	12,923	728,211
First BanCorp (New York Exchange)	154,083	3,291,213
First Bank/Hamilton NJΔ	3,440	55,040
First Business Financial Services, Inc.	1,292	69,678
First Financial BancorpΔ	32,625	909,585
First Financial Corporation	7,565	478,108
First Internet Bancorp	11,331	230,926
First Interstate BancSystem, Inc. Class AΔ	25,817	862,288
FirstCash Holdings, Inc.Δ	4,418	830,584
FS Bancorp, Inc.	2,337	90,185
Genworth Financial, Inc.*	10,262	83,327
Globe Life, Inc.	984	136,943
Great Southern Bancorp, Inc.Δ	2,479	156,499
Hamilton Lane, Inc. Class A	19,200	1,908,480
Hanmi Financial Corporation	33,833	891,838
Haymaker Acquisition Corporation 4*	38,052	439,120
HBT Financial, Inc.Δ	5,365	143,353
Heritage Insurance Holdings, Inc.*	47,628	1,250,235
Hilltop Holdings, Inc.	65,598	2,349,720
Hippo Holdings, Inc.Δ*	12,777	332,969
Home Bancorp, Inc.Δ	2,603	157,690
Home BancShares, Inc.	57,006	1,535,172
HomeTrust Bancshares, Inc.	4,957	211,416
Horace Mann Educators Corporation	11,748	501,405
Independent Bank CorporationΔ	13,924	1,047,224
Independent Bank Corporation (NASDAQ Exchange)	14,520	483,516
International Bancshares Corporation	16,765	1,128,117

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
James River Group Holdings, Inc.Δ	45,926	$289,334
Kearny Financial CorporationΔ	56,425	426,009
LendingClub CorporationΔ*	29,657	424,688
LendingTree, Inc.*	3,628	155,569
Live Oak Bancshares, Inc.Δ	18,810	622,047
MarketAxess Holdings, Inc.	6,665	1,099,592
Marqeta, Inc. Class AΔ*	171,106	698,112
Mercury General Corporation	20,100	1,771,815
Midland States Bancorp, Inc.	27,181	606,408
Moelis & Co. Class A	17,853	1,017,621
National Bank Holdings Corporation Class A	14,887	582,975
Neptune Insurance Holdings, Inc. Class AΔ*	62,600	1,514,294
Nexpoint Real Estate Finance, Inc. REITΔ	7,891	106,292
Nicolet Bankshares, Inc.	3,133	465,626
NMI Holdings, Inc.*	22,952	860,930
Northeast Bank	2,599	292,050
Northeast Community Bancorp, Inc.Δ	4,217	100,365
Northpointe Bancshares, Inc.Δ	13,962	240,984
Northrim BanCorp, Inc.	10,447	239,027
Octave Specialty Group, Inc.Δ*	94,932	441,434
OFG Bancorp	37,789	1,528,943
Old National BancorpΔ	146,798	3,244,236
OP BancorpΔ	8,268	109,964
Open Lending CorporationΔ*	25,257	31,571
Origin Bancorp, Inc.	2,690	111,527
Pathward Financial, Inc.	4,619	412,153
Paymentus Holdings, Inc. Class A*	46,200	1,173,480
PCB Bancorp	3,695	83,101
Peapack-Gladstone Financial Corporation	10,957	385,796
Perella Weinberg PartnersΔ	19,364	351,650
Piper Sandler Cos.	20,788	1,591,321
PJT Partners, Inc. Class A	8,831	1,233,867
Popular, Inc.	1,516	203,402
PRA Group, Inc.Δ*	65,555	1,147,212
Primis Financial Corporation	8,610	114,341
PROG Holdings, Inc.	60,309	1,730,265
Prosperity Bancshares, Inc.	10,670	716,811
RBB BancorpΔ	7,827	167,263
Red River Bancshares, Inc.Δ	851	76,964
Regional Management Corporation	7,851	253,195
Reinsurance Group of America, Inc.	5,058	1,032,641
Renasant Corporation	27,278	985,554
Repay Holdings CorporationΔ*	50,464	131,206
Republic Bancorp, Inc. Class A	3,022	213,202
Safety Insurance Group, Inc.	17,500	1,271,200
Seacoast Banking Corporation of Florida	15,111	457,712
Selective Insurance Group, Inc.	11,169	842,031
Selectquote, Inc.Δ*	41,939	26,401
Sierra BancorpΔ	4,474	151,758
Silvercrest Asset Management Group, Inc. Class A	3,277	44,043
SiriusPoint, Ltd.*	28,903	622,571
Slide Insurance Holdings, Inc.Δ*	34,853	627,354
SmartFinancial, Inc.	1,266	49,475
	Shares	Value
South Plains Financial, Inc.	5,968	$250,059
Southern First Bancshares, Inc.*	1,306	71,177
SouthState Bank Corporation	30,180	2,792,254
StepStone Group, Inc. Class A	27,400	1,307,528
StoneX Group, Inc.Δ*	33,210	2,678,346
Texas Capital Bancshares, Inc.*	22,229	2,109,087
Third Coast Bancshares, Inc.*	11,749	444,465
Tompkins Financial CorporationΔ	4,252	335,228
TPG Mortgage Investment Trust, Inc. REIT	23,896	174,680
UMB Financial Corporation	13,791	1,555,487
United Community Banks, Inc.	26,087	821,480
United Fire Group, Inc.	8,575	317,789
Unity Bancorp, Inc.Δ	5,766	298,852
Universal Insurance Holdings, Inc.	23,695	809,421
Valley National Bancorp	161,301	1,980,776
Victory Capital Holdings, Inc. Class AΔ	37,543	2,458,316
WaFd, Inc.	14,913	468,268
WesBanco, Inc.	29,870	1,030,216
Westamerica BanCorp	18,622	971,137
World Acceptance CorporationΔ*	6,446	870,468
WSFS Financial Corporation	17,164	1,123,555
Zions Bancorp NA	6,089	350,848
		112,807,225
Health Care — 13.8%
10X Genomics, Inc. Class AΔ*	169,118	3,590,375
Accuray, Inc.Δ*	2,965	1,151
Addus HomeCare Corporation*	26,981	2,526,771
agilon health, Inc.*	1,236	9,777
Agios Pharmaceuticals, Inc.*	22,419	758,435
Alector, Inc.*	194,219	417,571
Align Technology, Inc.*	2,978	510,519
Allogene Therapeutics, Inc.*	233,500	569,740
Amicus Therapeutics, Inc.*	54,043	781,462
Anika Therapeutics, Inc.*	24,788	359,426
Apogee Therapeutics, Inc.Δ*	29,013	2,442,024
Arcturus Therapeutics Holdings, Inc.Δ*	12,077	93,234
Arcutis Biotherapeutics, Inc.*	34,153	804,645
Ardelyx, Inc.Δ*	124,417	745,258
Arrowhead Pharmaceuticals, Inc.Δ*	23,747	1,488,937
Artivion, Inc.*	28,289	1,035,943
Arvinas, Inc.*	123,397	1,308,008
AtriCure, Inc.*	26,997	770,224
Aveanna Healthcare Holdings, Inc.*	8,617	55,493
Axogen, Inc.*	40,534	1,342,891
Axsome Therapeutics, Inc.*	24,185	4,087,749
BioAge Labs, Inc.Δ*	38,491	673,208
Biote Corporation Class AΔ*	15,661	21,142
Bridgebio Pharma, Inc.Δ*	46,246	3,434,228
Caribou Biosciences, Inc.Δ*	66,594	126,529
Cartesian Therapeutics, Inc.Δ*	15,655	96,278
Ceribell, Inc.Δ*	50,016	916,793
CH Oncology, Inc.Δ*	44,070	2,982,658
Codexis, Inc.Δ*	46,172	75,260
Cogent Biosciences, Inc.*	6,100	234,789

	Shares	Value
Crinetics Pharmaceuticals, Inc.Δ*	79,154	$2,874,873
Cross Country Healthcare, Inc.Δ*	61,687	579,858
Definitive Healthcare Corporation*	14,847	18,262
DENTSPLY SIRONA, Inc.Δ	16,663	193,291
Design Therapeutics, Inc.Δ*	21,768	231,612
Dianthus Therapeutics, Inc.Δ*	8,269	693,935
DocGo, Inc.Δ*	43,062	27,090
Edgewise Therapeutics, Inc.*	69,008	2,173,752
Editas Medicine, Inc.Δ*	108,218	267,298
Embecta CorporationΔ	42,137	372,491
Enliven Therapeutics, Inc.*	3,200	124,153
Enovis CorporationΔ*	58,036	1,320,319
Entrada Therapeutics, Inc.Δ*	51,681	652,214
Foghorn Therapeutics, Inc.Δ*	20,293	97,001
Fulgent Genetics, Inc.*	45,160	718,044
Ginkgo Bioworks Holdings, Inc.Δ*	28,418	174,202
Glaukos Corporation*	18,329	1,973,300
Guardant Health, Inc.*	28,217	2,606,404
Guardian Pharmacy Services, Inc. Class AΔ*	72,197	2,718,939
Halozyme Therapeutics, Inc.*	11,991	774,978
HealthEquity, Inc.*	6,249	522,229
HealthStream, Inc.	16,837	348,694
Hinge Health, Inc. Class A*	3,586	138,276
Immunome, Inc.Δ*	50,714	1,109,115
Indivior Pharmaceuticals, Inc.*	28,796	877,702
Inhibrx Biosciences, Inc.Δ*	4,318	290,299
Inogen, Inc.Δ*	35,978	222,344
Insmed, Inc.*	3,010	492,195
IRhythm Holdings, Inc.*	6,366	751,315
Ironwood Pharmaceuticals, Inc.*	196,168	688,550
Keros Therapeutics, Inc.Δ*	54,667	603,524
Kodiak Sciences, Inc.Δ*	436	16,620
Krystal Biotech, Inc.Δ*	8,016	2,070,693
Kura Oncology, Inc.*	135,479	1,101,444
Kymera Therapeutics, Inc.Δ*	34,781	2,896,910
Lantheus Holdings, Inc.Δ*	10,545	799,838
LeMaitre Vascular, Inc.	5,607	612,116
Ligand Pharmaceuticals, Inc.Δ*	11,214	2,238,875
MacroGenics, Inc.*	61,341	177,275
Madrigal Pharmaceuticals, Inc.Δ*	3,155	1,651,548
Maravai LifeSciences Holdings, Inc. Class AΔ*	111,688	316,077
MaxCyte, Inc.Δ*	108,584	76,280
Merit Medical Systems, Inc.*	11,816	814,477
Mineralys Therapeutics, Inc.Δ*	23,571	638,538
Mirum Pharmaceuticals, Inc.Δ*	26,547	2,452,412
Myriad Genetics, Inc.*	165,259	743,666
Natera, Inc.*	4,004	800,760
Nautilus Biotechnology, Inc.Δ*	27,094	105,125
NeoGenomics, Inc.Δ*	53,443	396,547
Nurix Therapeutics, Inc.Δ*	66,967	1,037,989
Nuvalent, Inc. Class AΔ*	9,367	959,649
Omnicell, Inc.Δ*	88,973	2,969,919
OraSure Technologies, Inc.*	140,673	422,019
Orthofix Medical, Inc.Δ*	45,284	519,408
Pacira BioSciences, Inc.Δ*	39,876	901,198
Pediatrix Medical Group, Inc.*	26,767	572,546
	Shares	Value
Pliant Therapeutics, Inc.*	37,153	$46,813
PMV Pharmaceuticals, Inc.Δ*	36,833	45,673
Praxis Precision Medicines, Inc.*	11,142	3,589,841
Prestige Consumer Healthcare, Inc.*	13,564	803,938
Protagonist Therapeutics, Inc.Δ*	15,333	1,616,098
PTC Therapeutics, Inc.*	18,331	1,248,891
Repligen Corporation*	16,995	2,002,351
Rhythm Pharmaceuticals, Inc.*	8,773	762,988
RxSight, Inc.Δ*	18,553	114,287
Scholar Rock Holding CorporationΔ*	34,414	1,691,792
Septerna, Inc.Δ*	57,829	1,389,631
Shoulder Innovations, Inc.Δ*	23,470	341,019
SIGA Technologies, Inc.	23,231	124,286
Spyre Therapeutics, Inc.Δ*	40,826	2,059,263
Structure Therapeutics, Inc. ADR*	18,145	874,589
Supernus Pharmaceuticals, Inc.*	26,922	1,391,598
Tarsus Pharmaceuticals, Inc.*	45,229	3,172,814
TransMedics Group, Inc.Δ*	8,182	813,373
Travere Therapeutics, Inc.*	75,565	2,245,036
TScan Therapeutics, Inc.Δ*	39,500	39,895
Twist Bioscience CorporationΔ*	16,624	789,973
Tyra Biosciences, Inc.Δ*	38,137	1,460,647
Vanda Pharmaceuticals, Inc.Δ*	116,609	805,768
Varex Imaging Corporation*	69,502	737,416
Vera Therapeutics, Inc.*	16,328	656,875
Vericel Corporation*	40,364	1,298,510
Vir Biotechnology, Inc.*	155,800	1,395,968
		113,708,039
Industrials — 18.1%
ABM Industries, Inc.	18,447	710,578
AeroVironment, Inc.Δ*	335	61,322
Alamo Group, Inc.Δ	2,844	469,175
Albany International Corporation Class A	7,740	404,105
Allegiant Travel Co.Δ*	25,980	2,105,419
Alta Equipment Group, Inc.Δ	22,722	122,017
Amprius Technologies, Inc.*	31,747	518,101
Applied Industrial Technologies, Inc.	10,374	2,752,430
ArcBest CorporationΔ	38,901	3,826,302
Arcosa, Inc.	12,021	1,275,909
Astronics CorporationΔ*	3,340	222,878
Atkore, Inc.	34,225	2,016,195
Axon Enterprise, Inc.*	1,840	781,430
Bloom Energy Corporation Class A*	38,827	5,260,670
Blue Bird Corporation*	8,948	508,157
BlueLinx Holdings, Inc.Δ*	10,374	562,063
Boise Cascade Co.	27,042	2,051,136
Brink's Co. (The)	12,729	1,319,106
Carpenter Technology Corporation	5,719	2,254,144
Casella Waste Systems, Inc. Class AΔ*	50,922	4,040,151
Columbus McKinnon Corporation	16,548	240,442
Conduent, Inc.*	198,877	254,563
Construction Partners, Inc. Class AΔ*	41,266	4,585,478
Covenant Logistics Group, Inc.Δ	17,934	486,908
Crane Co.	4,883	834,993
Curtiss-Wright Corporation	4,175	2,843,676

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Dycom Industries, Inc.*	4,886	$1,655,475
Ennis, Inc.	16,131	345,526
Eos Energy Enterprises, Inc.Δ*	228,260	1,132,170
EquipmentShare.com, Inc. Class AΔ*	77,631	1,581,343
Esab Corporation	16,794	1,623,308
ESCO Technologies, Inc.	10,516	2,958,887
Everus Construction Group, Inc.*	9,814	1,158,641
ExlService Holdings, Inc.*	18,859	574,257
Federal Signal Corporation	23,359	2,526,042
Flowserve Corporation	14,378	1,056,927
Fluor Corporation*	40,360	1,882,794
Forgent Power Solutions, Inc.Δ*	26,485	775,216
Franklin Covey Co.Δ*	20,478	323,348
FTAI Aviation, Ltd.	13,912	3,408,440
Graco, Inc.	5,777	489,023
Griffon Corporation	9,940	722,439
Herc Holdings, Inc.Δ	2,690	267,789
Hexcel CorporationΔ	16,328	1,321,425
Hillman Solutions CorporationΔ*	94,392	785,341
Hub Group, Inc. Class A	66,026	2,379,577
Hudson Technologies, Inc.*	57,524	338,241
Hyster-Yale, Inc.Δ	17,009	552,963
IBEX Holdings, Ltd.Δ*	2,516	67,479
ICF International, Inc.	12,274	801,369
Insteel Industries, Inc.	12,621	424,192
ITT, Inc.	14,584	2,778,690
JBT Marel Corporation	23,842	3,048,677
JELD-WEN Holding, Inc.*	185,623	230,173
JetBlue Airways CorporationΔ*	344,632	1,523,273
Kadant, Inc.Δ	2,568	750,755
Karman Holdings, Inc.Δ*	33,038	2,644,692
Kelly Services, Inc. Class A	44,157	390,789
Kforce, Inc.	28,051	820,211
Knight-Swift Transportation Holdings, Inc.	27,408	1,578,153
Korn Ferry	16,090	1,012,865
Kratos Defense & Security Solutions, Inc.*	32,930	2,321,894
Landstar System, Inc.Δ	6,048	969,555
Legence Corporation Class AΔ*	46,007	2,597,555
Loar Holdings, Inc.Δ*	27,975	1,602,688
Lyft, Inc. Class AΔ*	36,836	489,919
Manitowoc Co., Inc. (The)Δ*	33,566	391,044
Matrix Service Co.*	46,823	537,528
Miller Industries, Inc.	9,882	450,125
Mistras Group, Inc.Δ*	13,165	194,579
Modine Manufacturing Co.Δ*	18,944	4,105,354
Montrose Environmental Group, Inc.*	20,585	450,606
MYR Group, Inc.*	13,923	3,930,741
Nextpower, Inc. Class A*	25,803	3,110,552
NPK International, Inc.*	78,250	1,133,842
NuScale Power CorporationΔ*	2,456	26,623
Orion Group Holdings, Inc.*	66,208	721,667
Parsons CorporationΔ*	21,495	1,164,384
Planet Labs PBCΔ*	122,631	3,427,536
Primoris Services Corporation	9,406	1,345,434
Proficient Auto Logistics, Inc.Δ*	20,269	137,424
Radiant Logistics, Inc.Δ*	15,466	109,035
	Shares	Value
RBC Bearings, Inc.*	5,240	$2,845,949
Regal Beloit Corporation	10,792	2,020,910
Resideo Technologies, Inc.*	4,181	140,941
Resources Connection, Inc.Δ	62,514	233,177
Saia, Inc.*	5,732	2,013,537
Science Applications International CorporationΔ	4,493	426,476
SiteOne Landscape Supply, Inc.*	9,804	1,305,010
Solv Energy, Inc. Class AΔ*	81,096	2,435,313
SPX Technologies, Inc.*	11,696	2,338,498
Sterling Infrastructure, Inc.Δ*	7,317	2,979,995
Terex Corporation	18,268	1,079,639
Timken Co. (The)	6,421	645,760
TriNet Group, Inc.	13,634	496,687
Tutor Perini Corporation	51,521	3,976,906
U-Haul Holding Co.Δ*	4,790	228,866
UL Solutions, Inc. Class AΔ	15,590	1,336,219
UniFirst Corporation	4,725	1,188,763
Verra Mobility Corporation*	22,089	315,652
Vicor Corporation*	5,382	866,502
VSE CorporationΔ	11,210	2,067,124
Wabash National Corporation	96,103	828,408
Werner Enterprises, Inc.Δ	91,919	2,703,338
Worthington Enterprises, Inc.Δ	9,307	485,267
Xometry, Inc. Class AΔ*	11,807	482,198
Zurn Water Solutions Corporation	40,314	1,807,680
		148,904,738
Information Technology — 8.3%
8x8, Inc.Δ*	63,834	105,964
ACM Research, Inc. Class A*	36,444	1,434,071
Advanced Energy Industries, Inc.	3,712	1,197,900
Alpha & Omega Semiconductor, Ltd.Δ*	11,145	246,973
Amkor Technology, Inc.	9,671	435,485
Arrow Electronics, Inc.*	4,764	683,205
Arteris, Inc.Δ*	51,543	847,367
ASGN, Inc.Δ*	15,419	596,869
Aviat Networks, Inc.*	14,749	333,475
Axcelis Technologies, Inc.Δ*	10,255	954,535
Box, Inc. Class A*	16,979	401,384
Calix, Inc.*	8,419	412,447
Cirrus Logic, Inc.*	4,387	634,448
Clearwater Analytics Holdings, Inc. Class A*	21,941	518,905
Coherent CorporationΔ*	8,210	1,955,704
Core Scientific, Inc.Δ*	35,008	523,720
Credo Technology Group Holding, Ltd.*	32,506	3,051,338
CS Disco, Inc.Δ*	21,712	82,940
DigitalOcean Holdings, Inc.Δ*	10,047	861,832
Docusign, Inc.*	4,515	214,056
Domo, Inc. Class BΔ*	37,654	115,221
D-Wave Quantum, Inc.Δ*	9,847	142,092
eGain Corporation*	35,704	281,705
Grid Dynamics Holdings, Inc.Δ*	55,000	313,500
Ingram Micro Holding CorporationΔ	18,862	439,673
Inseego CorporationΔ*	5,047	56,123

	Shares	Value
Intapp, Inc.*	36,692	$942,617
InterDigital, Inc.Δ	8,308	2,509,016
inTEST CorporationΔ*	1,450	19,792
IonQ, Inc.Δ*	8,755	252,407
Kulicke & Soffa Industries, Inc.	11,053	726,403
Lattice Semiconductor Corporation*	29,884	2,772,040
Lumentum Holdings, Inc.Δ*	4,293	3,016,949
MACOM Technology Solutions Holdings, Inc.*	18,448	4,096,747
MARA Holdings, Inc.Δ*	13,836	112,902
Mirion Technologies, Inc.Δ*	88,428	1,643,876
N-able, Inc.Δ*	94,095	439,424
NETGEAR, Inc.Δ*	60,011	1,310,640
Netskope, Inc. Class AΔ*	86,500	734,385
nLight, Inc.*	26,248	1,496,661
Nutanix, Inc. Class A*	5,854	222,511
OneSpan, Inc.Δ	78,214	823,593
Onto Innovation, Inc.*	18,946	3,885,256
OSI Systems, Inc.Δ*	3,354	890,521
PC Connection, Inc.Δ	16,176	945,649
Pegasystems, Inc.Δ	6,138	261,233
Plexus Corporation*	2,329	471,716
Progress Software CorporationΔ*	18,161	465,830
Q2 Holdings, Inc.*	35,002	1,655,595
Rambus, Inc.Δ*	27,028	2,325,219
Ribbon Communications, Inc.Δ*	74,760	158,491
Rigetti Computing, Inc.Δ*	9,997	140,358
Rimini Street, Inc.Δ*	59,884	196,420
Riot Platforms, Inc.Δ*	8,886	109,831
Rubrik, Inc. Class A*	1,975	96,716
ScanSource, Inc.Δ*	31,119	1,129,620
Semtech CorporationΔ*	39,452	3,033,464
ServiceTitan, Inc. Class AΔ*	20,220	1,283,161
Silicon Laboratories, Inc.*	7,910	1,646,466
SiTime Corporation*	9,950	3,436,232
SmartRent, Inc.Δ*	220,435	330,652
SPS Commerce, Inc.*	5,013	279,074
Telos CorporationΔ*	37,682	157,888
Terawulf, Inc.Δ*	69,570	1,003,895
TTM Technologies, Inc.*	14,369	1,399,828
Ultra Clean Holdings, Inc.Δ*	24,454	1,520,550
Unisys CorporationΔ*	93,812	194,191
Varonis Systems, Inc.*	25,864	555,300
Vertex, Inc. Class AΔ*	47,600	565,964
Workiva, Inc.*	38,964	2,323,423
Xperi, Inc.Δ*	90,503	506,817
		68,930,255
Materials — 1.9%
AdvanSix, Inc.	6,166	150,450
Arq, Inc.Δ*	43,400	111,104
Ashland, Inc.	12,424	690,899
Aspen Aerogels, Inc.Δ*	85,837	293,562
Celanese Corporation	6,162	405,275
Clearwater Paper Corporation*	29,365	422,269
Coeur Mining, Inc.*	5,140	96,478
Commercial Metals Co.Δ	55,172	3,389,216
Core Molding Technologies, Inc.*	6,360	142,464
	Shares	Value
Graphic Packaging Holding Co.	76,290	$758,323
Hecla Mining Co.	4,661	86,834
Ingevity Corporation*	16,444	1,171,306
Kaiser Aluminum Corporation	9,167	1,104,715
Koppers Holdings, Inc.Δ	2,387	92,329
Kronos Worldwide, Inc.Δ	24,319	159,776
Louisiana-Pacific Corporation	1,972	143,463
Magnera CorporationΔ*	63,427	603,191
Mativ Holdings, Inc.	49,623	431,720
Minerals Technologies, Inc.	29,083	2,062,566
MP Materials CorporationΔ*	13,915	671,538
Quaker Chemical CorporationΔ	4,085	507,479
Reliance, Inc.	1,013	307,871
Ryerson Holding Corporation	6,522	146,615
Scotts Miracle-Gro Co. (The)	7,985	485,568
Stepan Co.Δ	7,853	392,493
SunCoke Energy, Inc.	33,679	219,250
United States Antimony CorporationΔ*	57,985	506,209
		15,552,963
Real Estate — 2.9%
Alpine Income Property Trust, Inc. REIT	15,446	278,028
American Homes 4 Rent Class A REIT	15,679	437,758
Americold Realty Trust REITΔ	87,392	1,001,512
Braemar Hotels & Resorts, Inc. REITΔ	58,819	138,813
Chatham Lodging Trust REITΔ	49,706	391,186
Community Healthcare Trust, Inc. REIT	25,958	412,473
Compass, Inc. Class AΔ*	69,205	505,889
Cushman & Wakefield, Ltd.*	145,658	1,785,767
DiamondRock Hospitality Co. REIT	69,106	647,523
Easterly Government Properties, Inc. REIT	28,845	618,148
EPR Properties REIT	11,126	555,855
Essential Properties Realty Trust, Inc. REITΔ	23,063	700,193
Forestar Group, Inc.Δ*	30,746	751,432
Four Corners Property Trust, Inc. REIT	27,080	640,442
Independence Realty Trust, Inc. REITΔ	50,488	751,766
InvenTrust Properties Corporation REITΔ	56,876	1,732,443
Kite Realty Group Trust REITΔ	44,944	1,103,375
LTC Properties, Inc. REITΔ	24,587	913,653
LXP Industrial Trust REIT	13,339	617,062
National Storage Affiliates Trust REIT	20,200	762,348
NexPoint Residential Trust, Inc. REITΔ	24,431	610,775
Orion Properties, Inc. REITΔ	33,920	72,928
Phillips Edison & Co., Inc. REIT	14,538	544,012
RE/MAX Holdings, Inc. Class A*	19,936	114,831
Ryman Hospitality Properties, Inc. REIT	12,962	1,196,004
SITE Centers Corporation REIT	180,077	972,416

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Sunstone Hotel Investors, Inc. REITΔ	176,122	$1,586,859
Terreno Realty Corporation REITΔ	26,612	1,634,509
Whitestone REIT	44,836	724,101
Xenia Hotels & Resorts, Inc. REIT	123,009	1,824,224
		24,026,325
Utilities — 1.3%
American States Water Co.	13,261	1,002,797
Avista Corporation	49,916	2,003,628
Black Hills Corporation	14,735	1,022,756
California Water Service Group	15,367	696,740
Genie Energy, Ltd. Class BΔ	21,977	310,755
H2O AmericaΔ	6,048	354,836
Northwestern Energy Group, Inc.	16,087	1,060,777
Oklo, Inc.*	1,736	86,088
Ormat Technologies, Inc.Δ	7,420	830,447
Southwest Gas Holdings, Inc.	24,727	2,148,776
Spire, Inc.	10,539	954,201
		10,471,801
Total Common Stocks (Cost $591,972,975)		632,883,183
FOREIGN COMMON STOCKS — 6.3%
Bahamas — 0.1%
OneSpaWorld Holdings, Ltd.Δ	29,807	684,071
Belgium — 0.0%
Titan America SAΔ*	24,151	361,782
Bermuda — 0.4%
Bank of NT Butterfield & Son, Ltd. (The)	28,935	1,518,509
Hamilton Insurance Group, Ltd. Class B	66,200	1,974,746
		3,493,255
Brazil — 0.4%
Embraer SA ADR	26,107	1,549,189
Pagseguro Digital, Ltd. Class A	141,379	1,416,618
		2,965,807
Canada — 1.9%
Almonty Industries, Inc.*	66,010	955,825
BRP, Inc.	12,691	911,341
Cameco Corporation	17,459	1,896,222
DIRTT Environmental Solutions*	60,373	35,318
Hammond Power Solutions, Inc.	2,738	345,168
IMAX Corporation*	58,704	2,231,339
Methanex CorporationΔ	20,727	1,234,085
Pan American Silver CorporationΔ	24,332	1,329,257
Teekay Tankers, Ltd. Class A	33,915	2,486,648
Xenon Pharmaceuticals, Inc.*	77,244	4,491,739
		15,916,942
Cayman Islands — 0.1%
Accelerant Holdings Class AΔ*	40,392	539,637
China — 0.0%
Opera, Ltd. ADRΔ	21,288	303,567
Colombia — 0.2%
Tecnoglass, Inc.Δ	28,053	1,249,761
	Shares	Value
France — 0.1%
Abivax SA ADR*	7,687	$855,947
Criteo SA ADRΔ*	17,844	319,943
		1,175,890
Germany — 0.1%
Orion SA	73,781	479,576
Ireland — 0.4%
Alkermes PLCΔ*	22,510	795,954
Dole PLC	53,529	764,929
James Hardie Industries PLCΔ*	47,038	890,900
NIQ Global Intelligence PLC*	3,466	39,408
Prothena Corporation PLC*	60,642	589,440
		3,080,631
Israel — 0.6%
Camtek, Ltd.Δ*	9,470	1,435,747
Global-e Online, Ltd.*	24,400	752,740
JFrog, Ltd.*	36,100	1,694,173
Nexxen International, Ltd.Δ*	24,051	156,812
Tower Semiconductor, Ltd.*	6,289	1,103,594
		5,143,066
Italy — 0.2%
Stevanato Group SpA	120,183	1,652,516
Jersey — 0.2%
Birkenstock Holding PLCΔ*	19,843	710,975
Caledonia Mining Corporation PLCΔ	25,697	580,495
		1,291,470
Netherlands — 0.2%
Newamsterdam Pharma Co. NVΔ*	52,483	1,679,981
Singapore — 0.1%
WaVe Life Sciences, Ltd.*	100,157	726,138
Sweden — 0.0%
Loomis AB	7,449	340,273
Switzerland — 0.1%
Transocean, Ltd.Δ*	128,822	854,090
Taiwan — 0.1%
Silicon Motion Technology Corporation ADR	7,496	841,726
Thailand — 0.3%
FabrinetΔ*	5,040	2,628,461
United Kingdom — 0.8%
Ferroglobe PLCΔ	210,492	867,227
Fidelis Insurance Holdings, Ltd.	98,109	1,874,863
Gates Industrial Corporation PLC*	20,697	467,959
Marex Group PLC	24,978	1,113,519
Sensata Technologies Holding PLC	16,813	592,154
TechnipFMC PLC	17,776	1,228,855
		6,144,577
Total Foreign Common Stocks (Cost $45,692,527)		51,553,217
MASTER LIMITED PARTNERSHIP — 0.1%
Mach Natural Resources LP	33,258	465,612

	Shares	Value
TXO Partners LPΔ	17,795	$223,861
Total Master Limited Partnership (Cost $731,087)		689,473
RIGHTS — 0.0%
Aduro Biotech†††*	2,713	—
Contra Blueprint†††*	25,312	—
Omniab, Inc.†††*	7,376	1
Omniab, Inc. (NASDAQ Exchange)†††*	7,376	1
Total Rights (Cost $—)		2
MONEY MARKET FUNDS — 17.2%
Northern Institutional Liquid Assets Portfolio (Shares), 3.70%Ø§	19,454,698	19,454,698
	Shares	Value
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø∞	122,178,794	$122,178,794
Total Money Market Funds (Cost $141,633,492)		141,633,492
TOTAL INVESTMENTS — 100.4% (Cost $780,030,081)		826,759,367
Liabilities in Excess of Other Assets — (0.4)%		(3,343,077)
NET ASSETS — 100.0%		$823,416,290
Futures Contracts outstanding at March 31, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	06/2026	940	$118,073,400	$289,784
Forward Foreign Currency Contracts outstanding at March 31, 2026:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/26/26	U.S. Dollars	335,624	Swedish Kronor	3,138,478	JPM	$2,629
06/26/26	U.S. Dollars	202,101	Canadian Dollars	276,435	CITI	2,622
06/26/26	U.S. Dollars	191,943	Canadian Dollars	262,492	UBS	2,527
06/26/26	Canadian Dollars	49,346	U.S. Dollars	35,598	UBS	11
Subtotal Appreciation						$7,789
06/26/26	Swedish Kronor	69,439	U.S. Dollars	7,465	JPM	$(97)
06/26/26	Canadian Dollars	45,601	U.S. Dollars	33,080	UBS	(174)
Subtotal Depreciation						$(271)
Total Forward Foreign Currency Contracts outstanding at March 31, 2026						$7,518
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 0.6%
Communication Services — 0.4%
Spotify Technology SA*	14,022	$6,799,408
Financials — 0.0%
Aegon, Ltd.	118,218	864,555
Industrials — 0.2%
Sunbelt Rentals Holdings, Inc.	45,479	2,901,167
Total Common Stocks (Cost $10,702,651)		10,565,130
FOREIGN COMMON STOCKS — 93.5%
Australia — 6.3%
ANZ Group Holdings, Ltd.Δ	275,391	6,924,776
APA Group	56,822	391,430
ASX, Ltd.Δ	9,397	340,947
BHP Group, Ltd.	446,615	16,159,658
Brambles, Ltd.	123,121	1,932,295
CAR Group, Ltd.Δ	113,339	1,809,272
Cochlear, Ltd.Δ	7,986	939,718
Coles Group, Ltd.	137,380	2,083,336
Commonwealth Bank of Australia	147,828	17,311,667
Computershare, Ltd.	31,223	615,795
CSL, Ltd.	65,956	6,478,130
Evolution Mining, Ltd.	199,460	1,796,080
Fortescue, Ltd.	97,382	1,391,550
Goodman Group REITΔ	146,925	2,637,819
Insurance Australia Group, Ltd.Δ	115,449	584,661
Lynas Rare Earths, Ltd.Δ*	57,270	777,582
Macquarie Group, Ltd.	26,263	3,730,839
Medibank Pvt., Ltd.	179,765	543,930
National Australia Bank, Ltd.	282,515	8,171,937
Northern Star Resources, Ltd.	145,766	2,118,970
Origin Energy, Ltd.	81,077	697,680
Pro Medicus, Ltd.Δ	5,000	412,085
Qantas Airways, Ltd.	66,392	390,003
QBE Insurance Group, Ltd.	147,883	2,182,274
REA Group, Ltd.Δ	4,130	452,476
Rio Tinto, Ltd.	27,323	3,104,265
Santos, Ltd.	155,840	852,997
Scentre Group REIT	265,947	613,627
SGH, Ltd.Δ	9,000	256,059
Sigma Healthcare, Ltd.Δ	748,399	1,383,010
Sonic Healthcare, Ltd.	129,860	1,845,153
South32, Ltd.	212,814	644,402
Stockland REITΔ	135,879	407,886
Suncorp Group, Ltd.	58,007	650,994
Telstra Corporation, Ltd.	341,734	1,261,548
Transurban Group	515,872	5,032,250
Vicinity Centres REITΔ	227,143	370,559
Wesfarmers, Ltd.	122,996	6,279,681
Westpac Banking Corporation	314,729	8,697,621
WiseTech Global, Ltd.Δ	8,455	228,121
Woodside Energy Group, Ltd.	166,997	3,964,097
Woolworths Group, Ltd.	99,504	2,512,699
		118,979,879
Austria — 0.3%
Erste Group Bank AG	34,901	3,770,191
	Shares	Value
OMV AG	10,806	$790,567
Verbund AG	5,255	401,583
		4,962,341
Belgium — 0.9%
Ageas SA/NV	20,480	1,507,594
D'ieteren Group	2,641	488,989
Financiere de Tubize SAΔ	12,974	3,218,407
Groupe Bruxelles Lambert NV	10,725	975,594
KBC Group NV	21,628	2,647,094
Lotus Bakeries NVΔ	78	880,680
Sofina SAΔ	926	224,856
Syensqo SA	9,910	577,679
UCB SA	21,250	6,402,556
		16,923,449
Denmark — 1.6%
AP Moeller - Maersk A/S Class AΔ	649	1,589,097
AP Moeller - Maersk A/S Class BΔ	810	2,023,284
Coloplast A/S Class BΔ	32,701	2,227,557
Danske Bank A/S	80,975	3,990,658
Demant A/SΔ*	27,922	846,135
DSV A/S	21,832	5,272,609
Genmab A/S*	15,830	4,263,360
Novonesis Novozymes B	43,669	2,594,427
Orsted A/S 144A*	39,757	985,935
Pandora A/S	15,325	1,095,338
ROCKWOOL A/S Class BΔ	20,730	575,770
Tryg A/S	59,800	1,425,351
Vestas Wind Systems A/SΔ	97,117	2,930,111
		29,819,632
Finland — 1.2%
Elisa OYJ	7,229	352,128
Fortum OYJ	22,487	575,054
Kesko OYJ Class B	12,949	287,576
Kone OYJ Class B	29,989	1,914,520
Neste OYJ	21,037	683,651
Nokia OYJ	510,878	4,098,275
Nordea Bank Abp	334,779	5,764,614
Orion OYJ Class B	52,631	4,253,980
Sampo OYJ Class A	175,570	1,867,386
Stora Enso OYJ, R Shares	34,560	405,835
UPM-Kymmene OYJ	72,893	2,281,534
		22,484,553
France — 8.8%
Accor SA	16,778	804,726
Aeroports de Paris SAΔ	2,268	277,075
Air Liquide SA	60,125	12,427,749
Alstom SA*	39,520	1,130,202
AXA SA	164,213	7,545,844
BNP Paribas SA	94,312	8,984,503
Bollore SE	40,000	228,721
Bouygues SA	30,836	1,787,154
Bureau Veritas SAΔ	15,449	462,410
Capgemini SE	16,330	1,926,915
Carrefour SA	98,085	1,816,128
Cie de Saint-Gobain SA	46,241	3,828,498

	Shares	Value
Cie Generale des Etablissements Michelin SCA	80,900	$2,771,545
Credit Agricole SA	124,397	2,321,789
Danone SA	65,297	5,217,697
Dassault Systemes SEΔ	41,281	835,703
Eiffage SA	6,925	1,062,071
Engie SA	172,016	5,543,639
EssilorLuxottica SA	38,407	8,949,796
Gecina SA REIT	2,894	228,340
Getlink SE	29,669	640,223
Hermes International SCA	3,633	6,882,180
Ipsen SA	22,766	4,254,594
Kering SA	8,526	2,589,036
Klepierre REIT	14,221	533,887
L’Oreal SA	24,438	9,977,804
Legrand SA	24,945	3,875,321
Orange SA	216,324	4,435,304
Publicis Groupe SA	24,967	2,066,507
Renault SA	16,883	578,815
Rexel SA	12,000	475,512
Safran SA	34,165	11,179,791
Sartorius Stedim Biotech	4,414	859,681
Schneider Electric SE	49,101	13,374,210
Societe Generale SA	65,412	4,776,182
Sodexo SAΔ	8,568	439,813
Thales SA	10,399	3,049,457
TotalEnergies SE	181,045	16,615,250
Unibail-Rodamco-Westfield REIT*	17,166	1,893,849
Veolia Environnement SA	59,143	2,252,521
Vinci SA	50,394	7,564,103
		166,464,545
Germany — 8.3%
adidas AG	20,046	3,244,580
Allianz SE	33,811	14,279,016
BASF SE	85,311	5,254,340
Bayerische Motoren Werke AG	59,384	5,493,421
Beiersdorf AG	11,389	1,023,727
Brenntag SE	7,869	533,032
Commerzbank AG	79,702	2,907,474
Continental AG	4,960	346,243
Daimler Truck Holding AG	44,264	2,179,817
Delivery Hero SE 144A*	7,927	147,293
Deutsche Bank AG	154,927	4,610,641
Deutsche Boerse AG	19,154	5,611,076
Deutsche Lufthansa AG	49,931	425,202
Deutsche Post AG	91,670	4,831,645
Deutsche Telekom AG	332,165	12,397,484
E.ON SE	245,743	5,382,133
Evonik Industries AG	13,302	261,021
Fresenius Medical Care AG	33,632	1,524,120
Fresenius SE & Co. KGaA	64,934	3,369,800
GEA Group AG	7,555	541,827
Hannover Rueck SE	3,483	1,095,059
HeidelbergCement AG	12,908	2,724,059
Infineon Technologies AG	116,727	5,295,453
LEG Immobilien SE	1,506	98,374
Mercedes-Benz Group AG	67,967	4,177,449
	Shares	Value
MTU Aero Engines AG	5,530	$2,017,449
Muenchener Rueckversicherungs-Gesellschaft AG	12,326	7,784,379
Nemetschek SE	785	58,765
Rheinmetall AG	4,195	7,076,069
RWE AG	53,871	3,624,379
SAP SE	93,196	15,888,302
Siemens AG	66,925	16,305,213
Siemens Energy AG	68,456	11,805,209
Siemens Healthineers AG 144A	41,100	1,753,575
Symrise AG	14,841	1,267,300
Vonovia SE	55,737	1,394,118
Zalando SE 144A*	10,454	255,399
		156,984,443
Hong Kong — 1.8%
AIA Group, Ltd.	963,000	10,700,209
BOC Hong Kong Holdings, Ltd.	389,500	2,148,874
CK Asset Holdings, Ltd.	161,057	921,535
CLP Holdings, Ltd.	156,000	1,468,723
Futu Holdings, Ltd. ADR*	2,522	344,909
Henderson Land Development Co., Ltd.Δ	247,275	918,677
HKT Trust & HKT, Ltd.	289,000	451,619
Hong Kong & China Gas Co., Ltd.	562,138	511,349
Hong Kong Exchanges and Clearing, Ltd.	127,197	6,416,834
Link REITΔ	167,091	774,436
MTR Corporation, Ltd.Δ	183,463	751,825
Power Assets Holdings, Ltd.Δ	86,500	674,871
Sino Land Co., Ltd.Δ	372,135	545,303
SITC International Holdings Co., Ltd.	59,000	258,333
Sun Hung Kai Properties, Ltd.	157,000	2,614,181
Swire Pacific, Ltd. Class AΔ	96,500	1,054,720
Techtronic Industries Co., Ltd.	154,000	2,045,156
WH Group, Ltd. 144A	1,284,091	1,687,857
Wharf Real Estate Investment Co., Ltd.	115,000	334,666
		34,624,077
Indonesia — 0.1%
Hongkong Land Holdings, Ltd.	136,300	1,062,184
Jardine Matheson Holdings, Ltd.	13,200	948,859
		2,011,043
Ireland — 0.3%
Bank of Ireland Group PLC	80,800	1,465,974
Kerry Group PLC Class A	15,874	1,263,884
Kingspan Group PLC	13,457	1,150,707
Ryanair Holdings PLC	90,853	2,557,680
		6,438,245
Israel — 1.0%
Azrieli Group, Ltd.	6,852	919,141
Bank Hapoalim BM	126,213	2,964,113
Bank Leumi Le-Israel BM	172,431	3,856,048
Check Point Software Technologies, Ltd.*	11,172	1,595,920
Elbit Systems, Ltd.	3,618	3,050,379

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
ICL Group, Ltd.	126,875	$654,829
Israel Discount Bank, Ltd. Class A	112,953	1,140,571
Mizrahi Tefahot Bank, Ltd.	21,377	1,562,159
Nice, Ltd.*	3,728	411,603
Phoenix Financial, Ltd.	28,653	1,529,901
Tower Semiconductor, Ltd.*	3,993	684,104
		18,368,768
Italy — 2.9%
Banca Monte dei Paschi di Siena SpAΔ	204,832	1,787,268
Enel SpA	710,480	7,767,557
Eni SpA	220,136	6,259,301
FinecoBank Banca Fineco SpA	27,715	616,624
GeneraliΔ	104,358	4,198,480
Intesa Sanpaolo SpA	1,280,817	7,746,234
Moncler SpA	42,849	2,579,877
Poste Italiane SpA 144A	62,982	1,482,518
Prysmian SpA	26,108	3,083,122
Recordati Industria Chimica e Farmaceutica SpA	134,289	7,689,195
Snam SpA	116,668	883,811
Terna - Rete Elettrica Nazionale	90,920	1,039,890
UniCredit SpA	127,929	9,178,114
		54,311,991
Japan — 21.5%
Advantest Corporation	72,600	10,019,284
Aeon Co., Ltd.	226,100	2,703,239
AGC, Inc.	9,300	329,476
Aisin Corporation	59,900	843,878
Asahi Kasei Corporation	147,600	1,444,189
Asics Corporation	70,000	1,881,958
Bandai Namco Holdings, Inc.	35,400	873,332
Bridgestone CorporationΔ	82,600	1,721,241
Canon, Inc.	66,900	1,856,298
Capcom Co., Ltd.Δ	35,200	743,844
Central Japan Railway Co.	75,700	1,968,290
Chugai Pharmaceutical Co., Ltd.	111,000	6,121,482
Dai Nippon Printing Co., Ltd.	23,000	419,060
Daifuku Co., Ltd.Δ	14,100	497,858
Daiichi Life Group, Inc.	307,400	2,834,841
Daiichi Sankyo Co., Ltd.	302,100	5,404,770
Daikin Industries, Ltd.	19,900	2,386,944
Daito Trust Construction Co., Ltd.	17,500	410,098
Daiwa House Industry Co., Ltd.	127,200	3,990,641
Denso Corporation	118,000	1,479,494
Disco Corporation	7,700	3,138,391
East Japan Railway Co.	95,800	2,191,086
Ebara Corporation	44,200	1,251,220
Eisai Co., Ltd.Δ	183,000	5,729,148
ENEOS Holdings, Inc.	209,450	1,887,173
FANUC Corporation	86,400	3,011,640
Fast Retailing Co., Ltd.Δ	19,000	7,507,022
Fuji Electric Co., Ltd.	5,000	350,260
FUJIFILM Holdings Corporation	64,500	1,229,089
Fujikura, Ltd.	150,000	4,125,305
Fujitsu, Ltd.	132,800	2,715,848
Hankyu Hanshin Holdings, Inc.Δ	14,100	407,702
	Shares	Value
Hikari Tsushin, Inc.	1,200	$305,293
Hitachi, Ltd.	385,000	11,294,164
Honda Motor Co., Ltd.	451,800	3,656,677
Hoya Corporation	49,700	8,616,014
Ibiden Co., Ltd.	17,000	850,689
IHI CorporationΔ	100,000	2,063,301
Inpex Corporation	52,800	1,561,797
Isuzu Motors, Ltd.Δ	25,100	361,459
ITOCHU Corporation	537,100	6,832,176
Japan Exchange Group, Inc.	51,600	602,584
Japan Post Bank Co., Ltd.	165,100	2,692,818
Japan Post Holdings Co., Ltd.	176,700	2,040,260
Japan Post Insurance Co., Ltd.	123,300	1,243,554
JFE Holdings, Inc.Δ	131,300	1,537,164
JX Advanced Metals Corporation	47,700	1,057,214
Kajima Corporation	35,000	1,335,204
Kansai Electric Power Co., Inc. (The)Δ	36,900	613,502
Kao CorporationΔ	54,100	2,105,982
Kawasaki Heavy Industries, Ltd.	73,000	1,372,922
KDDI Corporation	280,000	4,767,485
Keyence Corporation	17,600	6,263,970
Kioxia Holdings Corporation*	17,200	2,246,322
Komatsu, Ltd.	85,900	3,420,588
Konami Holdings Corporation	5,500	677,755
Kubota Corporation	94,400	1,512,778
Kyocera CorporationΔ	123,900	1,899,826
Kyowa Kirin Co., Ltd.Δ	253,700	4,152,066
Lasertec CorporationΔ	7,500	1,669,302
LY CorporationΔ	129,000	311,036
M3, Inc.Δ	36,000	369,517
Marubeni CorporationΔ	127,900	4,678,831
MatsukiyoCocokara & Co.	27,000	429,741
MINEBEA MITSUMI, Inc.	14,700	244,095
Mitsubishi Chemical Group Corporation	63,200	369,475
Mitsubishi Corporation	291,900	10,013,912
Mitsubishi Electric Corporation	183,700	6,008,293
Mitsubishi Estate Co., Ltd.	97,300	2,700,704
Mitsubishi Heavy Industries, Ltd.	273,200	7,506,624
Mitsubishi UFJ Financial Group, Inc.	997,600	16,893,293
Mitsui & Co., Ltd.	221,200	8,549,971
Mitsui Fudosan Co., Ltd.	245,500	2,617,138
Mitsui OSK Lines, Ltd.Δ	11,300	469,637
Mizuho Financial Group, Inc.	222,590	9,011,281
MonotaRO Co., Ltd.Δ	11,900	128,990
MS&AD Insurance Group Holdings, Inc.	112,900	2,946,191
Murata Manufacturing Co., Ltd.	152,600	3,423,921
NEC Corporation	118,000	2,936,205
Nexon Co., Ltd.Δ	24,400	459,615
Nidec CorporationΔ*	45,600	579,039
Nintendo Co., Ltd.	96,000	5,480,222
Nippon Building Fund, Inc. REITΔ	345	289,689
Nippon Paint Holdings Co., Ltd.Δ	41,100	257,719
Nippon Sanso Holdings CorporationΔ	8,800	312,034
Nippon Steel Corporation	401,000	1,478,706
Nippon Yusen KKΔ	25,500	936,737

	Shares	Value
Nissan Motor Co., Ltd.Δ*	112,800	$244,479
Nitori Holdings Co., Ltd.Δ	20,000	317,750
Nitto Denko CorporationΔ	35,500	710,150
Nomura Holdings, Inc.	229,400	1,806,304
Nomura Research Institute, Ltd.	18,157	496,914
NTT, Inc.	2,718,200	2,719,468
Obic Co., Ltd.	18,000	436,886
Olympus CorporationΔ	139,900	1,332,873
Oracle CorporationΔ	700	37,963
Oriental Land Co., Ltd.Δ	82,400	1,402,431
ORIX Corporation	102,600	3,044,281
Osaka Gas Co., Ltd.	15,000	607,568
Otsuka Corporation	13,800	264,197
Pan Pacific International Holdings Corporation	94,000	573,424
Panasonic Holdings Corporation	224,500	3,765,171
Recruit Holdings Co., Ltd.	117,000	5,097,686
Renesas Electronics CorporationΔ	161,900	2,314,722
Resona Holdings, Inc.	156,600	1,786,453
SBI Holdings, Inc.	18,800	348,107
SCREEN Holdings Co., Ltd.Δ	8,000	476,613
Secom Co., Ltd.	25,000	952,270
Sekisui House, Ltd.Δ	33,600	752,878
Seven & i Holdings Co., Ltd.Δ	215,100	2,893,019
Shimadzu Corporation	12,300	292,283
Shimano, Inc.Δ	3,600	375,850
Shin-Etsu Chemical Co., Ltd.	154,800	6,303,272
Shiseido Co., Ltd.	35,800	731,402
SMC Corporation	5,400	2,123,811
SoftBank CorporationΔ	2,711,800	3,628,723
SoftBank Group Corporation	390,400	9,506,143
Sompo Holdings, Inc.	67,800	2,639,335
Sony Financial Group, Inc.Δ	521,000	477,264
Sony Group Corporation	521,000	10,859,066
Subaru Corporation	32,200	518,787
Sumitomo Corporation	127,800	4,782,157
Sumitomo Electric Industries, Ltd.	65,100	3,698,988
Sumitomo Metal Mining Co., Ltd.	22,900	1,332,853
Sumitomo Mitsui Financial Group, Inc.	325,700	10,709,122
Sumitomo Mitsui Trust Group, Inc.	42,900	1,366,650
Sumitomo Realty & Development Co., Ltd.	57,200	1,623,097
Suntory Beverage & Food, Ltd.Δ	26,700	754,011
Suzuki Motor CorporationΔ	84,600	1,031,166
Sysmex Corporation	97,500	850,287
T&D Holdings, Inc.	22,500	576,327
Taisei Corporation	13,300	1,377,903
Takeda Pharmaceutical Co., Ltd.Δ	367,036	13,517,163
TDK Corporation	182,700	2,373,323
Terumo Corporation	190,200	2,555,291
TIS, Inc.	14,800	316,445
Tokio Marine Holdings, Inc.Δ	163,200	7,660,767
Tokyo Electron, Ltd.	39,600	9,838,658
Tokyo Gas Co., Ltd.	23,400	1,102,048
Tokyu Corporation	27,000	318,710
TOPPAN Holdings, Inc.	15,000	395,620
Toyota Motor Corporation	838,480	17,429,777
	Shares	Value
Toyota Tsusho Corporation	64,700	$2,507,563
Unicharm CorporationΔ	78,900	462,597
Yamaha Motor Co., Ltd.Δ	42,900	309,927
Yokogawa Electric Corporation	22,800	704,606
ZOZO, Inc.	17,100	119,750
		405,181,932
Jersey — 0.5%
Experian PLC	81,013	2,802,604
Glencore PLC*	940,505	7,123,267
		9,925,871
Luxembourg — 0.2%
ArcelorMittal SA	34,529	1,790,726
Eurofins Scientific SE	23,518	1,716,085
		3,506,811
Netherlands — 6.2%
Adyen NV 144A*	2,167	2,168,843
AerCap Holdings NV	15,931	2,185,415
Airbus SE	53,921	10,195,004
Akzo Nobel NV	10,566	607,390
Argenx SE*	845	606,331
Argenx SE (Euronext Brussels Exchange)*	8,029	5,826,960
ASM International NV	4,301	3,259,955
ASML Holding NV	34,073	45,308,802
Euronext NV 144A	4,841	777,377
EXOR NV	6,301	482,328
Ferrari NV	10,866	3,686,877
Ferrovial SE	62,627	4,074,290
ING Groep NV	275,643	7,154,778
JDE Peet's NV	20,956	774,402
Koninklijke Ahold Delhaize NV	114,313	5,323,465
Koninklijke KPN NV	400,349	2,231,396
Koninklijke Philips NV	124,563	3,407,077
Magnum Ice Cream Co. NV (The)*	42,644	625,959
Nebius Group NV*	19,404	2,013,359
NN Group NV	16,401	1,280,851
Prosus NV*	129,409	5,991,064
QIAGEN NV	44,230	1,791,746
Stellantis NVΔ	165,970	1,199,562
STMicroelectronics NV	64,959	2,210,465
Tenaris SAΔ	20,000	584,646
Universal Music Group NVΔ	109,973	2,134,666
Wolters Kluwer NV	18,771	1,401,973
		117,304,981
New Zealand — 0.1%
Auckland International Airport, Ltd.	83,499	382,422
Fisher & Paykel Healthcare Corporation, Ltd.	80,139	1,737,693
Xero, Ltd.*	7,519	397,378
		2,517,493
Norway — 0.9%
Aker BP ASA	14,477	535,199
DNB Bank ASA	84,504	2,644,017
Equinor ASA	113,781	4,847,570

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Gjensidige Forsikring ASA	8,027	$209,976
Kongsberg Gruppen ASA	48,280	2,058,017
Mowi ASA	33,947	772,084
Norsk Hydro ASA	67,659	721,136
Orkla ASA	106,700	1,342,780
Salmar ASA	6,863	400,458
Telenor ASA	71,560	1,258,576
Yara International ASA	21,564	1,260,511
		16,050,324
Portugal — 0.2%
EDP SA	454,225	2,403,623
Galp Energia SGPS SA	27,004	647,491
Jeronimo Martins SGPS SA	19,382	463,450
		3,514,564
Singapore — 1.6%
CapitaLand Ascendas REIT	157,957	304,850
CapitaLand Integrated Commercial Trust REIT	455,174	816,244
Capitaland Investment, Ltd.	174,460	371,355
DBS Group Holdings, Ltd.	200,406	8,918,093
Grab Holdings, Ltd. Class A*	284,798	1,042,361
Keppel, Ltd.	158,800	1,462,902
Oversea-Chinese Banking Corporation, Ltd.	309,140	5,294,876
Sea, Ltd. ADR*	38,813	3,214,104
Singapore Airlines, Ltd.	190,850	984,155
Singapore Exchange, Ltd.	108,000	1,647,555
Singapore Telecommunications, Ltd.	754,500	2,898,989
United Overseas Bank, Ltd.	116,959	3,348,040
Wilmar International, Ltd.	258,000	775,129
		31,078,653
Spain — 3.6%
Acciona SAΔ	827	217,470
ACS Actividades de Construccion y Servicios SA	22,362	2,727,166
Aena SME SA 144A	89,300	2,634,108
Amadeus IT Group SA	50,674	2,897,578
Banco Bilbao Vizcaya Argentaria SAΔ	521,499	11,264,155
Banco Santander SAΔ	1,333,075	14,944,730
CaixaBank SA	365,629	4,383,036
Cellnex Telecom SA 144A*	53,257	1,712,465
EDP Renovaveis SAΔ	19,340	309,979
Endesa SA	29,106	1,213,810
Grifols SAΔ	172,682	1,806,604
Iberdrola SA	577,984	13,232,463
Industria de Diseno Textil SA	97,714	5,687,814
Redeia Corporation SA	23,715	401,977
Repsol SA	122,755	3,455,366
Telefonica SA	320,126	1,400,722
		68,289,443
Sweden — 3.1%
Alfa Laval AB	25,085	1,372,149
Assa Abloy AB, B SharesΔ	105,283	3,805,758
Atlas Copco AB, A Shares	262,207	4,627,121
Atlas Copco AB, B Shares	218,000	3,407,834
Boliden AB*	23,812	1,248,269
	Shares	Value
Epiroc AB, A Shares	90,068	$2,217,190
EQT ABΔ	38,241	1,186,530
Essity AB, B SharesΔ	78,500	2,023,165
Fastighets AB Balder, B Shares*	28,806	168,706
H & M Hennes & Mauritz AB, B SharesΔ	42,435	793,910
Hexagon AB, B SharesΔ	192,331	1,871,788
Industrivarden AB, A Shares	12,534	624,271
Industrivarden AB, C SharesΔ	18,571	920,540
Investment AB Latour, B SharesΔ	9,171	197,702
Investor AB, B SharesΔ	198,911	7,533,702
L E Lundbergforetagen AB, B Shares	5,888	334,755
Nibe Industrier AB, B SharesΔ	74,413	310,930
Sagax AB, B Shares	11,741	216,651
Sandvik AB	94,311	3,625,489
Securitas AB, B SharesΔ	23,710	397,093
Skandinaviska Enskilda Banken AB, A Shares	129,780	2,398,191
Skanska AB, B Shares	13,311	360,051
SKF AB, B Shares	17,959	432,919
Svenska Cellulosa AB SCA, B SharesΔ	49,432	573,133
Svenska Handelsbanken AB, A Shares	128,609	1,695,546
Swedbank AB, A SharesΔ	91,659	3,124,062
Swedish Orphan Biovitrum AB*	58,375	2,446,524
Tele2 AB, B Shares	37,286	771,727
Telefonaktiebolaget LM Ericsson, B SharesΔ	286,228	3,263,067
Telia Co. ABΔ	126,527	648,233
Volvo AB, B Shares	150,875	4,960,667
		57,557,673
Switzerland — 8.5%
ABB, Ltd.	168,869	13,730,395
Alcon AG	152,004	11,490,017
Barry Callebaut AG	404	710,473
Chocoladefabriken Lindt & Spruengli AG	331	4,647,896
Chocoladefabriken Lindt & Spruengli AG (Swiss Exchange)	8	1,145,053
Cie Financiere Richemont SA	54,932	9,699,131
Coca-Cola HBC AG CDI*	62,698	3,531,729
DSM-Firmenich AG	24,010	1,717,293
EMS-Chemie Holding AGΔ	1,629	1,280,865
Galderma Group AG	50,827	9,989,224
Geberit AG	3,229	2,179,673
Givaudan SA	1,082	3,658,786
Holcim, Ltd.*	54,581	4,511,772
Julius Baer Group, Ltd.	11,052	812,919
Kuehne + Nagel International AGΔ	4,815	1,102,660
Logitech International SA	16,604	1,541,923
Nestle SA	244,388	23,972,276
Partners Group Holding AGΔ	1,803	1,943,347
Sandoz Group AG	137,840	10,799,886
Schindler Holding AG	3,899	1,269,759
SGS SAΔ	15,138	1,595,379
Sika AG	16,441	2,721,286
Sonova Holding AG	27,473	6,264,214
Straumann Holding AGΔ	41,532	4,345,208

	Shares	Value
Swiss Life Holding AGΔ	3,557	$3,874,333
Swiss Re AGΔ	30,849	5,181,929
Swisscom AG	2,586	2,157,156
UBS Group AG	336,904	13,137,031
VAT Group AG 144A	2,756	1,719,308
Zurich Insurance Group AG	14,818	10,473,637
		161,204,558
United Kingdom — 13.6%
3i Group PLC	96,813	3,155,233
Admiral Group PLC	28,048	1,173,129
Anglo American PLC	107,416	4,611,970
Antofagasta PLC	44,147	1,979,749
Associated British Foods PLCΔ	48,376	1,210,965
Autotrader Group PLC 144A	54,162	339,005
Aviva PLC	470,500	3,775,946
BAE Systems PLC	299,271	8,774,179
Barclays PLC	1,382,932	7,237,553
Barratt Redrow PLC	367,698	1,278,885
BP PLC	1,619,495	12,675,470
BT Group PLC	603,308	1,690,811
Bunzl PLC	56,350	1,696,442
Centrica PLC	572,744	1,621,689
CK Hutchison Holdings, Ltd.	297,000	2,279,780
CK Infrastructure Holdings, Ltd.	35,000	280,672
Coca-Cola Europacific Partners PLC	46,506	4,216,699
Compass Group PLC	173,434	4,838,970
Fresnillo PLC	27,856	1,234,746
Haleon PLC	1,901,764	9,411,822
Halma PLC	59,112	3,016,531
HSBC Holdings PLC	1,566,177	25,720,690
Informa PLC	137,112	1,377,114
InterContinental Hotels Group PLC	22,571	2,976,548
Intertek Group PLC	16,272	791,779
J Sainsbury PLC	382,357	1,715,638
JD Sports Fashion PLC	259,615	246,234
Kingfisher PLC	252,818	961,299
Land Securities Group PLC REIT	236,761	1,746,408
Legal & General Group PLC	432,169	1,420,252
Lloyds Banking Group PLC	6,085,048	7,542,024
London Stock Exchange Group PLC	45,951	5,426,251
M&G PLC	174,268	633,017
National Grid PLC	534,967	9,030,294
NatWest Group PLC	841,433	6,233,292
Next PLC	15,694	2,651,484
Pearson PLC	41,042	541,093
Prudential PLC	273,439	3,801,654
Reckitt Benckiser Group PLC	83,169	5,592,313
RELX PLC	187,773	6,151,889
Rentokil Initial PLC	297,581	1,846,766
Rio Tinto PLC	113,669	10,545,496
Rolls-Royce Holdings PLC	802,696	12,194,900
Sage Group PLC (The)	115,730	1,296,800
	Shares	Value
Schroders PLC	111,805	$860,849
Segro PLC REIT	212,093	1,818,180
Severn Trent PLC	54,781	2,246,768
Shell PLC	522,681	24,207,995
Smith & Nephew PLC	197,894	3,135,435
Smiths Group PLC	48,466	1,478,999
Spirax Group PLC	13,191	1,183,416
SSE PLC	135,903	4,697,977
Standard Chartered PLC	199,291	4,153,195
Standard Life PLC	190,240	1,722,912
Tesco PLC	792,750	4,982,459
Unilever PLC	244,819	13,440,415
United Utilities Group PLC	133,607	2,329,594
Vodafone Group PLC	1,987,411	2,997,715
Whitbread PLC	28,617	879,838
		257,079,228
Total Foreign Common Stocks (Cost $1,352,292,410)		1,765,584,497
FOREIGN PREFERRED STOCKS — 0.3%
Germany — 0.3%
Bayerische MotorenWerke AG 5.55%◊	7,785	716,627
Dr. Ing hc F Porsche AG 2.59%◊	6,210	282,892
Henkel AG & Co. KGaA 3.13%◊	28,112	2,171,629
Porsche Automobil Holding SE 4.87%◊	6,933	253,867
Volkswagen AG 6.09%◊	23,254	2,378,710
Total Foreign Preferred Stocks (Cost $7,154,224)		5,803,725
RIGHTS — 0.0%
CapitaLand Ascendas REIT†††* (Cost $—)	4,422	413
MONEY MARKET FUNDS — 6.8%
Northern Institutional Liquid Assets Portfolio (Shares), 3.70%Ø§	47,500,097	47,500,097
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø∞	81,669,010	81,669,010
Total Money Market Funds (Cost $129,169,107)		129,169,107
TOTAL INVESTMENTS — 101.2% (Cost $1,499,318,392)		1,911,122,872
Liabilities in Excess of Other Assets — (1.2)%		(22,025,664)
NET ASSETS — 100.0%		$1,889,097,208

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at March 31, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2026	730	$105,890,150	$(87,754)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 2.3%
Communication Services — 0.6%
Spotify Technology SA*	14,473	$7,018,102
Financials — 1.3%
Aegon, Ltd.	152,495	1,115,230
Arch Capital Group, Ltd.*	61,653	5,918,072
Axis Capital Holdings, Ltd.	33,203	3,367,116
Everest Group, Ltd.	17,379	5,680,326
		16,080,744
Industrials — 0.4%
Ferguson Enterprises, Inc.	21,530	5,022,088
Total Common Stocks (Cost $26,449,943)		28,120,934
FOREIGN COMMON STOCKS — 88.3%
Australia — 2.8%
AGL Energy, Ltd.	32,434	222,038
ANZ Group Holdings, Ltd.	126,459	3,179,843
BHP Group, Ltd.	154,834	5,602,285
Challenger, Ltd.Δ	121,938	704,982
Commonwealth Bank of AustraliaΔ	18,478	2,163,900
Evolution Mining, Ltd.	199,826	1,799,376
IGO, Ltd.*	525,962	2,936,365
JB Hi-Fi, Ltd.	16,413	830,480
Macquarie Group, Ltd.	3,498	496,915
Mirvac Group REIT	132,875	164,175
National Australia Bank, Ltd.	26,891	777,840
Northern Star Resources, Ltd.	115,535	1,679,509
Qantas Airways, Ltd.	13,114	77,035
QBE Insurance Group, Ltd.	255,355	3,768,213
Rio Tinto, Ltd.	2,838	322,435
Scentre Group REIT	82,900	191,278
South32, Ltd.	1,551,917	4,699,214
Stockland REIT	373,293	1,120,562
Suncorp Group, Ltd.	142,057	1,594,260
Technology One, Ltd.	63,476	1,204,923
Whitehaven Coal, Ltd.	35,721	230,488
Worley, Ltd.	71,949	565,178
		34,331,294
Austria — 0.5%
BAWAG Group AG 144A*	29,997	4,560,370
Erste Group Bank AG	16,199	1,749,902
		6,310,272
Belgium — 1.1%
KBC Group NV	65,394	8,003,703
UCB SA	18,298	5,513,128
		13,516,831
Brazil — 0.4%
NU Holdings, Ltd. Class A*	331,968	4,770,380
Canada — 2.5%
Agnico Eagle Mines, Ltd.	10,254	2,081,357
Barrick Mining Corporation	9,842	402,212
Canadian Natural Resources, Ltd.	108,656	5,300,407
Canadian Pacific Kansas City, Ltd.Δ	78,558	6,179,372
Descartes Systems Group, Inc. (The)*	2,646	189,525
	Shares	Value
First Quantum Minerals, Ltd.*	14,259	$340,920
Hemlo Mining CorporationΔ*	30,570	142,621
Kinross Gold Corporation	11,614	354,459
Lundin Mining Corporation	21,098	526,123
Methanex Corporation	12,501	744,884
Shopify, Inc. Class A*	42,904	5,089,273
Toronto-Dominion Bank (The)	69,812	6,520,002
Waste Connections, Inc.	19,310	3,136,716
		31,007,871
Denmark — 0.7%
AP Moeller - Maersk A/S Class B	303	756,858
Danske Bank A/S	58,840	2,899,788
DSV A/S	7,057	1,704,324
ISS A/S	28,580	1,040,992
Pandora A/S	31,289	2,236,347
Zealand Pharma A/S*	2,223	103,525
		8,741,834
Finland — 0.9%
Kone OYJ Class B	92,998	5,937,061
Metso OYJ	65,672	1,138,115
Nordea Bank Abp	65,481	1,127,528
Wartsila OYJ Abp	60,817	2,265,312
		10,468,016
France — 8.8%
Air Liquide SA	36,512	7,546,976
Arkema SA	8,677	595,744
AXA SA	32,526	1,494,621
Ayvens SA 144A	152,482	1,797,781
BNP Paribas SA	79,040	7,529,637
Bureau Veritas SA	197,559	5,913,220
Capgemini SE	51,694	6,099,814
Cie de Saint-Gobain SA	25,233	2,089,152
Cie Generale des Etablissements Michelin SCA	44,076	1,509,995
Danone SA	26,847	2,145,267
Engie SA	317,332	10,226,804
JCDecaux SE	73,446	1,591,396
Kering SA	6,206	1,884,536
L’Oreal SA	14,230	5,809,974
Orange SA	78,468	1,608,834
Renault SA	21,659	742,555
Rexel SA	62,288	2,468,226
Safran SA	20,101	6,577,637
Schneider Electric SE	26,749	7,285,936
Societe Generale SA	88,345	6,450,679
Thales SA	4,413	1,294,091
TotalEnergies SE	210,086	19,280,463
Unibail-Rodamco-Westfield REIT*	23,817	2,627,625
Valeo SE	33,649	412,061
Vinci SA	14,244	2,138,014
		107,121,038
Germany — 10.1%
adidas AG	50,836	8,228,150
Allianz SE	19,241	8,125,833
Aumovio SE*	14,358	562,275

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Bayerische Motoren Werke AG	20,014	$1,851,430
Bechtle AG	14,339	494,490
Beiersdorf AG	37,637	3,383,091
Brenntag SE	14,695	995,414
Commerzbank AG	2,043	74,527
Daimler Truck Holding AG	49,482	2,436,781
Deutsche Bank AG	167,033	4,970,917
Deutsche Boerse AG	57,055	16,714,000
Deutsche Lufthansa AG	105,146	895,401
Deutsche Post AG	53,678	2,829,203
Deutsche Telekom AG	83,069	3,100,407
E.ON SE	232,105	5,083,441
Fresenius Medical Care AG	2,930	132,780
GEA Group AG	30,632	2,196,857
LEG Immobilien SE	6,331	413,552
Mercedes-Benz Group AG	28,802	1,770,255
Muenchener Rueckversicherungs-Gesellschaft AG	370	233,670
Nordex SE*	61,070	3,309,534
Rheinmetall AG	3,936	6,639,191
RWE AG	2,034	136,845
SAP SE	65,421	11,153,146
Siemens AG	27,549	6,711,876
Siemens Energy AG	153,880	26,536,542
Siemens Healthineers AG 144A	34,637	1,477,824
Talanx AG	18,242	2,263,597
Vonovia SE	6,554	163,932
		122,884,961
Guatemala — 0.0%
Millicom International Cellular SA	3,332	249,700
Hong Kong — 2.4%
AIA Group, Ltd.	892,840	9,920,638
Alibaba Group Holding, Ltd. Class W	183,289	2,872,962
Hong Kong Exchanges and Clearing, Ltd.	13,789	695,627
Sun Hung Kai Properties, Ltd.	89,500	1,490,250
Techtronic Industries Co., Ltd.	116,887	1,552,287
Tencent Holdings, Ltd.	191,531	12,080,316
		28,612,080
India — 0.6%
HDFC Bank, Ltd. ADR	101,836	2,533,680
ICICI Bank, Ltd. ADR	160,502	4,157,002
		6,690,682
Indonesia — 0.3%
Hongkong Land Holdings, Ltd.	178,000	1,387,152
PT Bank Mandiri Persero Tbk	8,347,848	2,343,261
		3,730,413
Ireland — 4.5%
AIB Group PLC	227,093	2,424,244
Aon PLC Class A	23,236	7,500,116
Bank of Ireland Group PLC	486,853	8,833,092
CRH PLC	15,521	1,631,568
Kerry Group PLC Class A	40,488	3,223,645
Linde PLC	9,435	4,677,496
	Shares	Value
Medtronic PLC	108,601	$9,410,277
Ryanair Holdings PLC ADR	103,783	5,998,657
Seagate Technology Holdings PLC	20,595	8,068,297
Willis Towers Watson PLC	12,642	3,675,029
		55,442,421
Israel — 1.0%
Bank Leumi Le-Israel BM	101,129	2,261,532
Check Point Software Technologies, Ltd.*	52,214	7,458,770
Phoenix Financial, Ltd.	9,741	520,112
Tower Semiconductor, Ltd.*	6,276	1,101,312
Wix.com, Ltd.*	12,636	1,138,125
		12,479,851
Italy — 1.6%
Amplifon SpA	122,406	1,350,481
Enel SpA	250,473	2,738,379
Fincantieri SpA*	53,875	831,315
FinecoBank Banca Fineco SpA	226,620	5,042,007
Intesa Sanpaolo SpA	150,364	909,384
Leonardo SpA	25,471	1,732,524
Nexi SpA 144A	66,601	248,083
Poste Italiane SpA 144A	50,136	1,180,139
UniCredit SpA	78,377	5,623,065
		19,655,377
Japan — 17.8%
Advantest Corporation	41,807	5,769,645
Aeon Co., Ltd.	47,700	570,299
Asics Corporation	35,000	940,979
Bandai Namco Holdings, Inc.	39,800	981,882
BayCurrent, Inc.	66,700	1,930,720
Bridgestone Corporation	19,800	412,598
Brother Industries, Ltd.	36,900	683,131
Canon, Inc.	76,000	2,108,799
Capcom Co., Ltd.Δ	43,036	909,434
Chiba Bank, Ltd. (The)Δ	85,114	1,101,764
Chubu Electric Power Co., Inc.	98,400	1,622,312
Chugai Pharmaceutical Co., Ltd.	67,812	3,739,729
Daiichi Life Group, Inc.	205,700	1,896,964
Daiichi Sankyo Co., Ltd.	352,415	6,304,939
Daikin Industries, Ltd.	34,600	4,150,164
Daito Trust Construction Co., Ltd.Δ	143,286	3,357,791
Denso Corporation	31,000	388,681
Dentsu Group, Inc.*	38,200	656,552
Disco Corporation	3,452	1,406,978
FANUC Corporation	13,910	484,860
Fujikura, Ltd.	63,600	1,749,129
Fujitsu, Ltd.	37,100	758,720
Fukuoka Financial Group, Inc.	19,941	763,652
Furukawa Electric Co., Ltd.	500	95,990
GMO Payment Gateway, Inc.Δ	19,480	1,018,099
Hachijuni Nagano Bank, Ltd.	57,419	721,929
Hitachi Construction Machinery Co., Ltd.Δ	26,400	906,503
Hitachi, Ltd.	214,586	6,294,986
Hokuhoku Financial Group, Inc.	14,500	550,016

	Shares	Value
Honda Motor Co., Ltd.	471,549	$3,816,517
Hoya Corporation	33,600	5,824,911
Idemitsu Kosan Co., Ltd.	97,000	952,299
Isetan Mitsukoshi Holdings, Ltd.	134,800	2,483,749
Isuzu Motors, Ltd.Δ	105,656	1,521,528
Japan Exchange Group, Inc.	165,959	1,938,066
Japan Post Bank Co., Ltd.	70,100	1,143,347
Japan Post Holdings Co., Ltd.	161,000	1,858,980
JFE Holdings, Inc.	127,700	1,495,018
Kajima Corporation	82,200	3,135,821
Kansai Electric Power Co., Inc. (The)	109,802	1,825,576
Kawasaki Heavy Industries, Ltd.Δ	24,330	457,578
KDDI Corporation	157,123	2,675,291
Keiyo Bank, Ltd. (The)	36,470	474,686
Keyence Corporation	5,845	2,080,279
Kioxia Holdings Corporation*	8,000	1,044,801
Kobe Steel, Ltd.	16,500	200,246
Koito Manufacturing Co., Ltd.	51,087	807,031
Komatsu, Ltd.	30,000	1,194,617
Kubota Corporation	203,434	3,260,068
Kyoto Financial Group, Inc.Δ	32,598	858,910
Kyowa Kirin Co., Ltd.	39,400	644,822
Kyushu Electric Power Co., Inc.	7,300	84,618
Kyushu Financial Group, Inc.	65,400	481,679
LY CorporationΔ	542,100	1,307,076
M3, Inc.Δ	126,496	1,298,401
Mazda Motor Corporation	268,735	1,838,092
MISUMI Group, Inc.	82,396	1,412,415
Mitsubishi Corporation	29,100	998,304
Mitsubishi Electric Corporation	80,503	2,633,019
Mitsubishi Heavy Industries, Ltd.	222,459	6,112,430
Mitsubishi UFJ Financial Group, Inc.	55,000	931,366
Mitsui & Co., Ltd.	68,975	2,666,068
Mitsui Fudosan Co., Ltd.	130,000	1,385,857
Mizuho Financial Group, Inc.	168,959	6,840,096
MS&AD Insurance Group Holdings, Inc.	9,000	234,860
Murata Manufacturing Co., Ltd.	311,240	6,983,363
NEC Corporation	23,512	585,051
Nintendo Co., Ltd.	105,154	6,002,784
Nippon Steel Corporation	209,600	772,910
Nissan Motor Co., Ltd.*	230,300	499,145
Nomura Holdings, Inc.	289,857	2,282,345
Nomura Research Institute, Ltd.	39,048	1,068,652
Obayashi Corporation	42,100	1,019,682
Obic Co., Ltd.	151,000	3,664,988
Omron Corporation	53,500	1,539,146
Ono Pharmaceutical Co., Ltd.	51,500	826,576
ORIX Corporation	18,800	557,822
Otsuka Holdings Co., Ltd.	83,898	5,954,314
Pan Pacific International Holdings Corporation	329,200	2,008,203
Rakuten Group, Inc.*	269,200	1,258,389
Recruit Holdings Co., Ltd.	116,100	5,058,474
Resona Holdings, Inc.	69,300	790,557
Sanwa Holdings Corporation	33,200	755,043
Seiko Epson Corporation	22,500	278,172
	Shares	Value
Seven & i Holdings Co., Ltd.	65,000	$874,227
Shimizu Corporation	63,100	1,132,084
Shin-Etsu Chemical Co., Ltd.	80,245	3,267,481
SMC Corporation	14,633	5,755,134
SoftBank Corporation	348,800	466,737
SoftBank Group Corporation	23,434	570,612
Sompo Holdings, Inc.	118,457	4,611,323
Sony Financial Group, Inc.	113,500	103,972
Sony Group Corporation	426,680	8,893,179
Subaru Corporation	71,700	1,155,187
Sumitomo Corporation	41,600	1,556,633
Sumitomo Electric Industries, Ltd.	3,100	176,142
Sumitomo Metal Mining Co., Ltd.	50,600	2,945,082
Sumitomo Mitsui Trust Group, Inc.	159,133	5,069,443
Sumitomo Realty & Development Co., Ltd.	92,000	2,610,575
Sumitomo Rubber Industries, Ltd.	36,765	484,902
Suzuki Motor CorporationΔ	348,404	4,246,600
Takeda Pharmaceutical Co., Ltd.	6,100	224,650
Terumo Corporation	278,300	3,738,893
Tokyo Electron, Ltd.	19,719	4,899,204
Tokyo Gas Co., Ltd.	16,700	786,504
Toray Industries, Inc.	90,020	641,179
Toyoda Gosei Co., Ltd.	19,100	500,661
Toyota Motor Corporation	8,700	180,850
		216,992,537
Jersey — 1.1%
Experian PLC	235,150	8,134,897
Glencore PLC*	707,841	5,361,099
		13,495,996
Mexico — 0.8%
Fomento Economico Mexicano SAB de CV ADRΔ	19,323	2,146,012
Grupo Financiero Banorte SAB de CV Series O	340,339	3,768,548
Wal-Mart de Mexico SAB de CV	1,045,792	3,409,925
		9,324,485
Netherlands — 6.8%
Adyen NV 144A*	4,136	4,139,518
Airbus SE	12,532	2,369,463
Akzo Nobel NVΔ	49,387	2,839,029
Arcadis NV	35,549	1,137,277
Argenx SE (Euronext Brussels Exchange)*	11,036	8,009,257
Argenx SE ADR*	1,386	1,012,126
ASM International NV	5,857	4,439,330
ASML Holding NV	21,935	29,106,290
Euronext NV 144A	22,334	3,586,437
IMCD NV	6,837	715,464
ING Groep NV	288,839	7,497,302
Koninklijke Philips NV	122,753	3,357,569
NN Group NV	65,849	5,142,538
Prosus NV*	64,026	2,964,120
QIAGEN NV	148,897	6,031,779

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Wolters Kluwer NV	10,079	$752,783
		83,100,282
Norway — 0.5%
DNB Bank ASA	102,123	3,195,292
Equinor ASA	12,271	522,798
Kongsberg Gruppen ASA	12,676	540,336
Storebrand ASA	40,027	722,479
Telenor ASA	4,947	87,006
Vend Marketplaces ASA	27,036	668,996
		5,736,907
Portugal — 0.4%
Jeronimo Martins SGPS SA	225,988	5,403,679
Singapore — 1.5%
DBS Group Holdings, Ltd.	76,983	3,425,753
Grab Holdings, Ltd. Class A*	292,665	1,071,154
Oversea-Chinese Banking Corporation, Ltd.	34,500	590,908
Sea, Ltd. ADR*	121,736	10,080,958
Singapore Telecommunications, Ltd.	725,915	2,789,158
United Overseas Bank, Ltd.	4,670	133,682
		18,091,613
South Korea — 1.1%
Hana Financial Group, Inc.	17,242	1,256,888
KB Financial Group, Inc.	28,577	2,805,417
Samsung Electronics Co., Ltd.	33,475	3,915,283
Samsung Electronics Co., Ltd. GDR	315	910,881
SK hynix, Inc.	7,776	4,411,831
		13,300,300
Spain — 0.9%
Amadeus IT Group SA	93,187	5,328,505
Bankinter SAΔ	126,212	1,998,867
Industria de Diseno Textil SA	62,531	3,639,854
		10,967,226
Sweden — 1.0%
Atlas Copco AB, B Shares	8,123	126,981
Electrolux AB, B Shares*	82,983	526,739
Hexagon AB, B SharesΔ	147,607	1,436,529
Investor AB, B Shares	17,249	653,301
Nibe Industrier AB, B Shares	228,819	956,106
Saab AB, B Shares	10,134	663,268
Sandvik AB	64,714	2,487,726
Swedbank AB, A Shares	14,815	504,947
Telefonaktiebolaget LM Ericsson, B Shares	266,204	3,034,788
Telia Co. ABΔ	223,245	1,143,746
Volvo AB, B Shares	6,171	202,898
		11,737,029
Switzerland — 6.8%
ABB, Ltd.	63,522	5,164,845
Accelleron Industries AG	963	87,042
Chubb, Ltd.	26,372	8,595,426
Cie Financiere Richemont SA	74,019	13,069,249
DSM-Firmenich AG	4,729	338,237
Flughafen Zurich AG	1,620	507,280
	Shares	Value
Galderma Group AG	29,788	$5,854,349
Givaudan SA	152	513,988
Nestle SA	105,104	10,309,762
Roche Holding AG	45,875	18,308,292
Roche Holding AG (Swiss Exchange)	984	407,733
Sandoz Group AG	14,645	1,147,449
Sonova Holding AG	3,212	732,379
Temenos AG	14,742	1,292,082
UBS Group AG	281,542	10,978,279
Zurich Insurance Group AG	7,916	5,595,176
		82,901,568
Taiwan — 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	470,417	27,206,344
Thailand — 0.1%
Bangkok Bank PCL NVDR	288,668	1,471,415
Turkey — 0.0%
Yapi ve Kredi Bankasi AS*	1	1
United Kingdom — 9.1%
3i Group PLC	139,888	4,559,091
Admiral Group PLC	81,932	3,426,869
Anglo American PLC	29,205	1,253,934
Antofagasta PLC	9,446	423,601
Babcock International Group PLC	40,597	630,253
BAE Systems PLC	485,613	14,237,449
BP PLC ADR	82,005	3,854,235
BT Group PLC	463,043	1,297,709
Compass Group PLC	215,963	6,025,569
Croda International PLC	9,075	340,791
easyJet PLC	40,554	188,690
Haleon PLC	409,421	2,026,223
Hikma Pharmaceuticals PLC	52,749	885,964
Hiscox, Ltd.	78,557	1,585,679
HSBC Holdings PLC	233,737	3,838,568
ICG PLC	29,857	612,346
Inchcape PLC	117,024	1,161,697
Informa PLC	344,849	3,463,566
Intertek Group PLC	38,348	1,865,974
J Sainsbury PLC	432,024	1,938,494
Lloyds Banking Group PLC	2,936,011	3,638,996
London Stock Exchange Group PLC	13,390	1,581,195
Marks & Spencer Group PLC	802,435	3,615,551
Next PLC	10,820	1,828,027
Prudential PLC	183,622	2,552,918
Reckitt Benckiser Group PLC	59,732	4,016,400
Rio Tinto PLC	11,066	1,026,634
Rolls-Royce Holdings PLC	852,962	12,958,562
Schroders PLC	1	8
Shawbrook Group PLC 144A*	227,578	963,911
Shell PLC	156,893	7,266,507
Smith & Nephew PLC	125,595	1,989,929
Smiths Group PLC	40,755	1,243,688
SSE PLC	105,710	3,654,247
Standard Chartered PLC	78,282	1,631,385
Tesco PLC	1,451,950	9,125,552
Trainline PLC 144A*	43,471	130,612

	Shares	Value
Wise PLC Class A*	59,011	$710,621
		111,551,445
Total Foreign Common Stocks (Cost $971,056,124)		1,077,293,848
MONEY MARKET FUNDS — 5.8%
Northern Institutional Liquid Assets Portfolio (Shares), 3.70%Ø§	13,428,484	13,428,484
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø∞	57,505,990	57,505,990
Total Money Market Funds (Cost $70,934,474)		70,934,474
TOTAL INVESTMENTS — 96.4% (Cost $1,068,440,541)		1,176,349,256
Other Assets in Excess of Liabilities — 3.6%		43,610,284
NET ASSETS — 100.0%		$1,219,959,540
Futures Contracts outstanding at March 31, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
CAC40 10 Euro	04/2026	87	$7,868,738	$26,301
IBEX 35 Index	04/2026	40	7,844,292	(108,745)
OMXS30 Index	04/2026	160	4,935,220	(91,914)
MSCI Singapore Index	04/2026	92	3,124,150	1,234
Topix Index®	06/2026	88	19,429,256	(380,871)
ASX SPI 200 Index	06/2026	(220)	(32,304,496)	328,266
S&P/TSX 60 Index	06/2026	7	1,920,006	62,605
Dax Index	06/2026	(18)	(11,878,267)	343,575
FTSE 100 Index	06/2026	210	28,348,735	(368,114)
FTSE/MIB Index	06/2026	30	7,555,099	(32,902)
MSCI EAFE Index	06/2026	124	17,986,820	207,768
Total Futures Contracts outstanding at March 31, 2026			$54,829,553	$(12,797)
Forward Foreign Currency Contracts outstanding at March 31, 2026:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/26	U.S. Dollars	77,256,567	Swiss Francs	59,400,333	CITI	$2,325,230
06/17/26	U.S. Dollars	69,504,482	Canadian Dollars	94,373,000	CITI	1,430,593
06/17/26	U.S. Dollars	20,846,639	New Zealand Dollars	34,682,000	CITI	861,386
06/17/26	U.S. Dollars	23,172,262	Swedish Kronor	211,000,000	CITI	794,788
06/17/26	U.S. Dollars	8,535,440	Australian Dollars	11,973,000	CITI	284,283
06/17/26	U.S. Dollars	21,049,012	British Pounds	15,700,000	CITI	273,531
06/17/26	U.S. Dollars	10,984,745	Euro	9,412,000	CITI	66,680
06/17/26	U.S. Dollars	2,929,597	Danish Kroner	18,485,000	CITI	57,885
06/17/26	U.S. Dollars	6,890,795	Japanese Yen	1,080,000,000	CITI	40,573
06/17/26	U.S. Dollars	607,054	Israeli Shekels	1,878,000	CITI	8,362
06/17/26	U.S. Dollars	895,148	Singapore Dollars	1,135,000	CITI	7,479
06/17/26	U.S. Dollars	1,389,307	Hong Kong Dollars	10,825,000	CITI	3,109

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/26	Euro	2,466,226	U.S. Dollars	2,857,945	CITI	$2,915
06/17/26	Danish Kroner	1,829,000	U.S. Dollars	282,730	CITI	1,412
06/17/26	Norwegian Kroner	16,000,000	U.S. Dollars	1,650,133	CITI	1,151
06/17/26	Japanese Yen	30,000,000	U.S. Dollars	189,687	CITI	597
Subtotal Appreciation						$6,159,974
06/17/26	U.S. Dollars	111,822	Singapore Dollars	143,000	CITI	$(16)
06/17/26	U.S. Dollars	68,750	Israeli Shekels	216,000	CITI	(110)
06/17/26	U.S. Dollars	887,518	Japanese Yen	140,000,000	CITI	(473)
06/17/26	U.S. Dollars	341,989	Danish Kroner	2,214,000	CITI	(1,964)
06/17/26	Danish Kroner	3,804,000	U.S. Dollars	594,231	CITI	(3,266)
06/17/26	U.S. Dollars	5,248,155	Norwegian Kroner	51,000,000	CITI	(15,315)
06/17/26	Hong Kong Dollars	58,563,987	U.S. Dollars	7,518,393	CITI	(18,969)
06/17/26	Israeli Shekels	12,401,000	U.S. Dollars	4,001,511	CITI	(48,168)
06/17/26	U.S. Dollars	11,989,541	Euro	10,380,000	CITI	(51,419)
06/17/26	Singapore Dollars	5,357,030	U.S. Dollars	4,253,004	CITI	(63,340)
06/17/26	New Zealand Dollars	19,475,000	U.S. Dollars	11,441,281	CITI	(218,952)
06/17/26	Norwegian Kroner	203,497,332	U.S. Dollars	21,265,795	CITI	(263,793)
06/17/26	Swiss Francs	8,741,000	U.S. Dollars	11,296,688	CITI	(270,238)
06/17/26	Australian Dollars	31,034,000	U.S. Dollars	21,807,587	CITI	(420,599)
06/17/26	Swedish Kronor	178,000,000	U.S. Dollars	19,475,361	CITI	(597,682)
06/17/26	British Pounds	51,441,000	U.S. Dollars	68,751,433	CITI	(680,636)
06/17/26	Japanese Yen	6,405,000,000	U.S. Dollars	41,353,251	CITI	(727,623)
06/17/26	Canadian Dollars	99,330,000	U.S. Dollars	72,933,099	CITI	(1,283,587)
06/17/26	Euro	67,840,774	U.S. Dollars	80,018,058	CITI	(1,321,713)
Subtotal Depreciation						$(5,987,863)
Total Forward Foreign Currency Contracts outstanding at March 31, 2026						$172,111
Swap Agreements outstanding at March 31, 2026:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Financing Index: Shekel Overnight Interest Rate + 1.2%	Tel Aviv 35 Index (Monthly)	6/17/2026	GSC	ILS	110,576	$1,440	$—	$1,440
MSCI Australia Net Return AUD Index (Monthly)	Financing Index: 1-Month ASX BBSW + 0.3%	6/17/2026	GSC	AUD	3,806,855	113,092	—	113,092
MSCI Switzerland Net Return CHF Index (Monthly)	Financing Index: Swiss Average Rate Overnight - 0.28%	6/17/2026	GSC	CHF	3,511,446	28,730	—	28,730
Increase in total return of Swiss Market Index (At Termination)	Decrease in total return of Swiss Market Index (At Termination)	6/19/2026	GSC	CHF	19,008,000	76,180	—	76,180
Subtotal Appreciation						$219,442	$ —	$219,442
Decrease in total return of AEX Index (At Termination)	Increase in total return of AEX Index (At Termination)	4/17/2026	GSC	EUR	5,747,040	$(347,044)	$—	$(347,044)
Financing Index: 1-Month HIBOR + 0.14%	MSCI Hong Kong Net Return HKD Index (Monthly)	6/17/2026	GSC	HKD	1,551,502	(11,472)	—	(11,472)
Financing Index: 1-Month HIBOR + 0.6%	MSCI Hong Kong Net Return HKD Index (Monthly)	6/17/2026	GSC	HKD	6,815,998	(277,895)	—	(277,895)
Financing Index: 1-Month STIBOR - 1.25%	MSCI Sweden Net Return SEK Index (Monthly)	6/17/2026	GSC	SEK	3,055,729	(124,328)	—	(124,328)
Financing Index: Euro Short Term Rate - 0.52%	MSCI France Net Return EUR Index (Monthly)	6/17/2026	GSC	EUR	2,268	(66)	—	(66)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Financing Index: Euro Short Term Rate + 0.3%	MSCI Netherlands Net Return EUR Index (Monthly)	6/17/2026	GSC	EUR	8,101,379	$(549,059)	$—	$(549,059)
Financing Index: Shekel Overnight Interest Rate + 1.2%	Tel Aviv 35 Index (Monthly)	6/17/2026	GSC	ILS	3,126,066	(98,617)	—	(98,617)
Subtotal Depreciation						$(1,408,481)	$ —	$(1,408,481)
Net Total Return Swaps outstanding at March 31, 2026						$(1,189,039)	$ —	$(1,189,039)
Total Return Basket Swap Agreements outstanding at March 31, 2026:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA or EURIBOR plus or minus a specified spread (-1.75% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swap (Monthly).*	59-60 months maturity ranging from 04/11/2030 - 03/26/2031	GSC	$61,329,746	$1,015,685	$—	$1,015,685
The Fund receives the total return on a portfolio of short equity positions and receives the MUTSCALM minus a specified spread (-0.30% to 0.40%), which is denominated in JPY based on the local currencies of the positions within the swap (Monthly).**	49-61 months maturity ranging from 04/11/2030 - 04/02/2031	GSC	4,345,315,451	455,888	—	455,888
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SONIA plus or minus a specified spread(-0.25% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swap (Monthly).***	49-60 months maturity ranging from 04/11/2030 - 03/12/2031	GSC	36,004,152	47,235	—	47,235
The Fund receives the total return on a portfolio of short equity positions and receives the SSARON minus a specified spread (-0.35%), which is denominated in CHF based on the local currencies of the positions within the swap (Monthly).	49-59 months maturity ranging from 04/11/2030 - 02/06/2031	GSC	3,539,861	21,881	—	21,881
The Fund receives the total return on a portfolio of long equity positions and pays HIBOR or HOISHKD plus a specified spread (0.33%), which is denominated in HKD based on the local currencies of the positions within the swap (Monthly).	49-60 months maturity ranging from 04/11/2030 - 03/12/2031	GSC	22,179,076	6,816	—	6,816
Subtotal Appreciation				$1,547,505	$ —	$1,547,505

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
BNP Paribas SA	57,416	$4,732,149	$(211,852)	(20.86)%
Thales SA	16,781	4,257,427	93,040	9.16

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Safran SA	14,552	$4,119,774	$(534,559)	(52.63)%
Carrefour SA	251,442	4,027,914	217,460	21.41
Societe Generale SA	62,973	3,978,105	(182,640)	(17.98)
Industria de Diseno Textil SA	75,338	3,794,034	(41,553)	(4.09)
TotalEnergies SE	39,560	3,141,052	470,716	46.34
Repsol SA	120,416	2,932,497	464,040	45.69
International Consolidated Airline	561,473	2,305,599	(15,405)	(1.52)
Credit Agricole SA	131,331	2,120,697	(68,893)	(6.78)
Hendsoldt AG	(24,170)	1,855,861	13,633	1.34
Indra Sistemas SA	(36,770)	1,777,991	399,057	39.29
Dassault Systemes SE	(95,514)	1,672,889	66,235	6.52
Adyen NV	(1,858)	1,608,842	117,759	11.59
CVC Capital Partners PLC	(127,406)	1,439,047	55,543	5.47
Dr. Ing hc F Porsche AG	(32,501)	1,280,929	(111,435)	(10.97)
STMicroelectronics NV	(37,325)	1,098,861	(79,714)	(7.85)
Banco Santander SA	111,714	1,083,527	29,158	2.87
Infineon Technologies AG	(27,406)	1,075,662	(9,567)	(0.94)
Financiere De Tubize	(4,837)	1,038,106	19,263	1.90
Vinci SA	7,977	1,035,897	22,285	2.19
Cts Eventim Ag & Co. Kgaa	(18,145)	919,467	349,447	34.41
Technoprobe SpA	(50,622)	733,965	46,365	4.56
Aena SME SA	26,414	674,085	8,369	0.82
Alstom SA	(27,121)	671,032	(41,497)	(4.09)
Delivery Hero SE	(39,115)	628,803	737	0.07
Hermes International	368	603,124	(113,374)	(11.16)
SPIE SA	(13,478)	583,916	59,427	5.85
Continental AG	(9,059)	547,115	(8,856)	(0.87)
Koninklijke Philips NV	(21,134)	500,119	28,732	2.83
Sartorius AG	(2,062)	446,379	(4,475)	(0.44)
RENK Group AG	(8,576)	443,485	37,587	3.70
Carl Zeiss Meditec AG	(17,431)	433,462	(7,144)	(0.70)
Schaeffler AG	(55,293)	399,573	(12,863)	(1.27)
Ipsen SA	2,450	396,128	21,917	2.16
TeamViewer AG	(83,802)	375,838	13,794	1.36
Unicaja Banco SA	145,031	372,380	9,057	0.89
Sartorius Stedim Biotech	(2,151)	362,445	(14,590)	(1.44)
IMCD NV	(3,208)	290,439	(76,004)	(7.48)
Zalando SE	(11,996)	253,555	4,434	0.44
Kering SA	(830)	218,057	(7,609)	(0.75)
BASF SE	(3,865)	205,950	(37,784)	(3.72)
Enagas SA	10,153	174,022	38,583	3.80
Teleperformance	3,318	168,686	11,601	1.14
D'Ieteren Group	(1,020)	163,391	(6,962)	(0.69)
Ferrari NV	(317)	93,057	2,291	0.23
Banca Monte dei Paschi di Siena SpA	(11,345)	85,644	(3,481)	(0.34)
CaixaBank SA	6,945	72,029	3,303	0.33
Orange SA	3,884	68,896	663	0.07
ACS Actividades Cons Y Serv	643	67,844	1,446	0.14
		$61,329,746	$1,015,685	100.00%

**The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Toyota Industries Corporation	(31,900)	$654,706,729	$2,762	0.61%
Screen Holdings Co., Ltd.	(59,000)	557,850,874	21,342	4.68
Nippon Sanso Holdings Corporation	(75,200)	423,182,407	(56,897)	(12.48)
Ibiden Co., Ltd.	(46,400)	368,493,890	(193,053)	(42.35)
Sanrio Co., Ltd.	(277,000)	273,318,500	295,021	64.71
IHI Corporation	(79,800)	261,309,997	246,493	54.07
M3, Inc.	(138,400)	225,454,492	12,388	2.72
Ryohin Keikaku Co., Ltd.	(65,500)	221,829,016	76,429	16.76
Resonac Holdings Corporation	(19,400)	200,384,951	38,737	8.50
Kokusai Electric Corporation	(37,300)	200,172,741	36,902	8.09
Rakuten Bank, Ltd.	(32,200)	186,831,046	58,202	12.77
Lasertec Corporation	(5,000)	176,617,698	(157,303)	(34.51)
Ebara Corporation	(36,100)	162,184,398	74,243	16.29
Kawasaki Heavy Industries, Ltd.	(31,500)	94,020,815	46,873	10.28
Olympus Corporation	(51,800)	78,323,404	(47,747)	(10.47)
Disco Corporation	(1,100)	71,154,060	6,821	1.50
Yamaha Motor Co., Ltd.	(57,100)	65,467,889	(9,020)	(1.98)
Capcom Co., Ltd.	(15,300)	51,312,265	631	0.14
Toyo Suisan Kaisha, Ltd.	(2,600)	29,018,727	6,976	1.53
Zensho Holdings Co., Ltd.	(2,900)	26,870,369	9,658	2.12
Daifuku Co., Ltd.	(3,000)	16,811,183	(13,570)	(2.98)
		$4,345,315,451	$455,888	100.00%

***The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
NatWest Group PLC	639,688	$3,580,217	$(90,815)	(192.26)%
Compass Group PLC	167,747	3,536,036	(403,086)	(853.36)
Vodafone Group PLC	3,002,941	3,422,101	274,268	580.65
Prudential PLC	311,034	3,267,106	(65,561)	(138.80)
Rolls-Royce Holdings PLC	254,248	2,918,286	(311,120)	(658.66)
Barclays PLC	715,020	2,827,173	(26,433)	(55.96)
BP PLC	428,624	2,534,569	457,905	969.42
Endeavour Mining PLC	38,262	1,741,672	92,492	195.81
Lloyds Banking Group PLC	1,811,218	1,696,046	(40,887)	(86.56)
Centrica PLC	676,631	1,447,445	171,405	362.88
Kingfisher PLC	370,111	1,063,227	(117,513)	(248.78)
Tesco PLC	186,143	883,888	54,500	115.38
HSBC Holdings PLC	61,055	757,541	(10,460)	(22.14)
EasyJet PLC	197,850	695,497	(118,029)	(249.88)
Rentokil Initial PLC	(143,129)	671,085	(17,406)	(36.85)
RELX PLC	26,000	643,564	(70,233)	(148.69)
Marks & Spencer Group PLC	(181,240)	616,967	33,042	69.95
Hiscox, Ltd.	39,836	607,504	37,119	78.58
SSE LC	(18,433)	481,417	203,878	431.62
Glencore PLC	73,100	418,291	97,762	206.97
Next PLC	2,986	381,143	(1,374)	(2.91)
London Stock Exchange Group PLC	3,638	324,572	11,271	23.86
Antofagasta PLC	(7,416)	251,259	27,346	57.89
Unilever PLC	5,609	232,646	(57,202)	(121.10)

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
B&M European Value Retail SA	(114,505)	$220,203	$(37,509)	(79.41)%
Tate & Lyle PLC	(59,585)	215,698	(7,945)	(16.82)
Barratt Developments PLC	(59,479)	156,296	32,035	67.82
3i Group PLC	5,971	147,024	(37,500)	(79.39)
Wise PLC Class A	(11,866)	107,958	(2,410)	(5.10)
Reckitt Benckiser Group PLC	1,859	94,439	(10,035)	(21.25)
Bellway PLC	3,406	63,282	(20,270)	(42.91)
		$36,004,152	$47,235	100.00%

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the DETNT/N minus a specified spread (-0.56%), which is denominated in DKK based on the local currencies of the positions within the swap (Monthly).	56 months maturity 11/28/2030	GSC	$15,094,925	$(100,180)	$—	$(100,180)
The Fund receives the total return on a portfolio of short equity positions and receives the RBA minus a specified spread (-1.00% to -0.40%), which is denominated in AUD based on the local currencies of the positions within the swap (Monthly).	49-59 months maturity ranging from 04/11/2030 - 02/26/2031	GSC	9,635,231	(146,341)	—	(146,341)
Subtotal Depreciation				$(246,521)	$ —	$(246,521)
Net Total Return Basket Swaps				$1,300,984	$ —	$1,300,984
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 1.8%
Consumer Discretionary — 1.8%
Coupang, Inc.*	156,399	$2,952,813
MercadoLibre, Inc.*	4,098	7,085,524
Yum China Holdings, Inc.	32,150	1,596,929
Yum China Holdings, Inc. (New York Stock Exchange)	135,502	6,609,788
		18,245,054
Materials — 0.0%
Southern Copper CorporationΔ	1,326	228,152
Total Common Stocks (Cost $18,238,527)		18,473,206
FOREIGN COMMON STOCKS — 86.8%
Brazil — 4.6%
Axia Energia	226,300	2,556,652
B3 SA - Brasil Bolsa Balcao*	2,565,458	9,113,088
Banco BTG Pactual SA*	212,013	2,315,429
Banco do Brasil SA*	612,100	2,724,987
BB Seguridade Participacoes SA	49,000	329,577
Cia de Saneamento Basico do Estado de Sao Paulo SAB ESP	72,436	2,218,293
Inter & Co., Inc. Class A	249,331	1,984,675
Localiza Rent a Car SA*	282,579	2,566,197
NU Holdings, Ltd. Class A*	113,984	1,637,950
PRIO SA*	462,359	5,918,010
Raia Drogasil SA	1,491,055	6,741,607
Rede D'Or Sao Luiz SA 144A	193,495	1,453,869
Ultrapar Participacoes SA	629,700	3,482,901
Vale SA ADR	188,516	2,999,290
		46,042,525
Canada — 0.4%
Lundin Mining Corporation	140,716	3,509,049
Wheaton Precious Metals CorporationΔ	3,309	433,512
		3,942,561
Chile — 0.3%
Latam Airlines Group SA	118,143,947	2,915,276
China — 11.6%
Airtac International Group	3,000	95,551
Alibaba Group Holding, Ltd. ADRΔ	109,233	13,704,372
Aluminum Corporation of China, Ltd. Class H	92,000	134,593
Anji Microelectronics Technology Shanghai Co., Ltd. Class A	12,544	462,203
AVIC Airborne Systems Co., Ltd.	4,453	—
China CITIC Bank Corporation, Ltd. Class H	96,000	97,240
China Coal Energy Co., Ltd. Class H	257,000	433,138
China Communications Services Corporation, Ltd. Class H	1,870,000	1,009,118
China Construction Bank Corporation Class A	549,799	771,249
China Construction Bank Corporation Class H	1,553,000	1,676,020
China Galaxy Securities Co., Ltd. Class H	680,000	693,210
	Shares	Value
China International Capital Corporation, Ltd. Class H 144A	163,200	$362,330
China Life Insurance Co., Ltd. Class H	23,000	73,375
China Merchants Bank Co., Ltd. Class H	255,500	1,623,505
China Minsheng Banking Corporation, Ltd. Class H	1,773,500	834,069
China National Building Material Co., Ltd. Class H	1,310,000	803,650
China Oilfield Services, Ltd. Class H	272,000	311,657
China Pacific Insurance Group Co., Ltd. Class H	312,200	1,278,646
China Railway Group, Ltd. Class H	170,000	88,283
China Resources Land, Ltd.	108,497	402,126
China Resources Mixc Lifestyle Services, Ltd. 144A	267,683	1,617,473
China State Construction International Holdings, Ltd.	356,000	378,192
Contemporary Amperex Technology Co., Ltd. Class A	138,449	8,215,922
COSCO SHIPPING Energy Transportation Co., Ltd. Class A	158,400	509,509
DiDi Global, Inc. ADR*	605,842	2,490,011
Dongfang Electric Corporation, Ltd. Class H	97,800	430,897
Duality Biotherapeutics, Inc.*	32,922	1,258,993
Fuyao Glass Industry Group Co., Ltd. Class A	146,662	1,227,020
Fuyao Glass Industry Group Co., Ltd. Class H 144A	132,110	993,792
Ganfeng Lithium Group Co., Ltd. Class H 144A	175,800	1,667,078
Geely Automobile Holdings, Ltd.	550,000	1,467,377
H World Group, Ltd. ADR	10,158	510,846
Haitian International Holdings, Ltd.	30,000	77,953
Hesai Group ADRΔ*	67,214	1,285,132
Huaneng Power International, Inc. Class H	2,342,000	1,773,346
Innovent Biologics, Inc. 144A*	112,500	1,237,451
JD Health International, Inc. 144A*	23,700	144,662
JD.com, Inc. Class A	52,050	767,244
Jiangsu Hengli Hydraulic Co., Ltd. Class A	34,400	486,306
Jiangsu Hengrui Pharmaceuticals Co., Ltd. Class H*	365,789	3,045,736
Jiangsu Zhongtian Technology Co., Ltd. Class A	117,400	522,007
Jiangxi Copper Co., Ltd. Class H	294,000	1,305,723
KE Holdings, Inc. ADRΔ	105,958	1,586,191
KE Holdings, Inc. Class AΔ	270,001	1,337,158
Kingdee International Software Group Co., Ltd.*	871,000	966,936
Kunlun Energy Co., Ltd.	2,224,000	2,032,174
Luxshare Precision Industry Co., Ltd. Class A	421,200	3,103,507
Mao Geping Cosmetics Co., Ltd. Class H	24,500	237,307
Meituan Class B 144AΔ*	207,867	2,268,297
Midea Group Co., Ltd. Class A	429,693	4,800,578

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Minth Group, Ltd.	82,200	$343,395
Montage Technology Co., Ltd. Class A	27,377	510,769
NARI Technology Co., Ltd. Class A	1,248,059	4,746,765
NAURA Technology Group Co., Ltd. Class A	50,015	3,298,963
NetEase, Inc.	118,503	2,647,927
New China Life Insurance Co., Ltd. Class H	16,100	95,850
New Oriental Education & Technology Group, Inc.	480,700	2,722,816
Neway Valve Suzhou Co., Ltd. Class A	36,900	261,781
NIO, Inc. Class A*	24,530	149,053
PDD Holdings, Inc. ADR*	10,715	1,094,859
People's Insurance Co. Group of China, Ltd. (The) Class H	128,000	89,143
PICC Property & Casualty Co., Ltd. Class H	1,972,768	3,631,428
Ping An Insurance Group Co. of China, Ltd. Class HΔ	864,496	6,647,295
Qinghai Salt Lake Industry Co., Ltd. Class A*	105,200	574,792
Remegen Co., Ltd. Class H 144A*	26,000	324,036
Sany Heavy Industry Co., Ltd. Class H*	165,200	447,396
Shenzhen Inovance Technology Co., Ltd. Class A	187,400	1,841,331
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	112,886	2,726,088
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd. Class H*	29,872	1,771,742
Sungrow Power Supply Co., Ltd. Class A	18,400	410,478
Trip.com Group, Ltd.	14,450	714,101
Trip.com Group, Ltd. ADRΔ	72,184	3,594,041
Universal Scientific Industrial Shanghai Co., Ltd. Class A	92,000	451,271
WuXi AppTec Co., Ltd. Class H 144A	27,400	419,643
Yadea Group Holdings, Ltd. 144A	442,000	751,556
Yankuang Energy Group Co., Ltd. Class H	346,000	644,219
Yunnan Aluminium Co., Ltd. Class A	163,948	750,341
Zhaojin Mining Industry Co., Ltd. Class H	58,000	240,964
Zhejiang Leapmotor Technology Co., Ltd. Class H 144A*	76,900	468,944
Zhongsheng Group Holdings, Ltd.	1,030,656	1,091,401
Zijin Mining Group Co., Ltd. Class H	110,000	494,835
		116,556,376
Greece — 0.1%
JUMBO SA	11,666	296,382
Piraeus Bank SA*	125,449	1,030,690
		1,327,072
Hong Kong — 8.6%
AIA Group, Ltd.	793,027	8,811,583
Alibaba Group Holding, Ltd. Class W	883,336	13,845,841
China Merchants Port Holdings Co., Ltd.	340,000	637,985
	Shares	Value
China Taiping Insurance Holdings Co., Ltd.	529,200	$1,397,489
CITIC, Ltd.	2,501,000	3,808,623
Hong Kong Exchanges and Clearing, Ltd.	223,348	11,267,459
Lenovo Group, Ltd.	520,000	625,410
MMG, Ltd.*	1,808,000	1,712,991
Sinotruk Hong Kong, Ltd.	757,000	3,776,851
Tencent Holdings, Ltd.	637,505	40,208,958
Zijin Gold International Co., Ltd.Δ*	19,477	443,274
		86,536,464
Hungary — 0.4%
OTP Bank Nyrt	33,641	3,607,253
India — 11.1%
360 ONE WAM, Ltd.	21,597	218,183
Amber Enterprises India, Ltd.*	4,548	317,658
Archean Chemical Industries, Ltd.	21,472	134,434
Axis Bank, Ltd.	157,094	1,945,644
Bajaj Finance, Ltd.	272,639	2,332,886
Bank of Baroda	239,123	630,374
Bharat Petroleum Corporation, Ltd.	498,409	1,494,356
Bharti Airtel, Ltd.	331,803	6,305,383
Cholamandalam Investment and Finance Co., Ltd.	94,396	1,364,785
Coal India, Ltd.	115,486	552,150
Coforge, Ltd.	23,756	284,064
Computer Age Management Services, Ltd.	47,527	317,424
Dixon Technologies India, Ltd.	2,654	274,924
Eicher Motors, Ltd.	9,332	653,413
Embassy Office Parks REIT	489,882	2,182,960
Eternal, Ltd.*	848,091	2,086,497
GE Vernova T&D India, Ltd.	4,688	181,391
GMR Airports, Ltd.*	1,038,151	935,727
Godrej Properties, Ltd.*	19,399	303,733
Grasim Industries, Ltd.	15,718	426,542
HCL Technologies, Ltd.	118,541	1,706,126
HDFC Bank, Ltd.	15,470	121,177
HDFC Bank, Ltd. ADR	451,400	11,230,832
Hero MotoCorp, Ltd.	4,087	220,920
Hindalco Industries, Ltd.	32,240	304,876
Hindustan Aeronautics, Ltd.	11,202	411,852
Hindustan Petroleum Corporation, Ltd.	377,723	1,346,067
Hitachi Energy India, Ltd.	4,292	1,109,946
ICICI Bank, Ltd.	597,098	7,665,099
ICICI Lombard General Insurance Co., Ltd. 144A	31,025	565,296
Indian Oil Corporation, Ltd.	1,083,181	1,546,280
Info Edge India, Ltd.	27,086	279,922
Infosys, Ltd.	176,926	2,386,350
Infosys, Ltd. ADRΔ	128,491	1,735,913
InterGlobe Aviation, Ltd. 144A	8,582	362,251
Kalyan Jewellers India, Ltd.	54,102	217,259
Kotak Mahindra Bank, Ltd.	742,504	2,795,040
Larsen & Toubro, Ltd.	153,712	5,714,666
Lenskart Solutions, Ltd.*	170,764	911,866

	Shares	Value
Mahindra & Mahindra, Ltd.	319,055	$10,007,660
MakeMyTrip, Ltd.Δ*	79,101	2,949,676
Marico, Ltd.	766,170	5,980,530
Max Financial Services, Ltd.*	219,276	3,471,298
Navin Fluorine International, Ltd.	8,601	562,693
Oil & Natural Gas Corporation, Ltd.	1,268,011	3,820,147
Petronet LNG, Ltd.	316,393	830,922
Polycab India, Ltd.	3,410	249,519
Reliance Industries, Ltd.	175,143	2,518,830
SAI Life Sciences, Ltd. 144A*	23,397	241,553
SBI Life Insurance Co., Ltd. 144A	169,577	3,207,732
Suzlon Energy, Ltd.*	419,329	177,719
Tata Capital, Ltd.*	118,014	384,360
Tata Communications, Ltd.	13,706	194,777
Tata Consultancy Services, Ltd.	257,971	6,495,880
Tata Consumer Products, Ltd.	54,473	585,838
Tata Motors Passenger Vehicles, Ltd.	347,991	1,102,401
TVS Motor Co., Ltd.	9,988	358,946
Varun Beverages, Ltd.	561,951	2,298,556
Vedanta, Ltd.	351,070	2,463,161
		111,476,464
Indonesia — 1.4%
PT Astra International Tbk	2,008,400	741,428
PT Bank Central Asia Tbk	23,848,059	9,212,052
PT BFI Finance Indonesia Tbk	3,340,700	139,568
PT GoTo Gojek Tokopedia Tbk*	779,141,700	2,345,190
PT Indofood Sukses Makmur Tbk	190,500	71,080
PT Map Aktif Adiperkasa	5,160,400	189,343
PT United Tractors Tbk	885,960	1,618,704
		14,317,365
Kazakhstan — 0.4%
Halyk Savings Bank of Kazakhstan JSC GDR	12,479	388,097
Kaspi.KZ JSC ADR*	42,346	3,136,568
Kaspi.KZ JSC GDR*	3,113	230,580
		3,755,245
Malaysia — 0.1%
AMMB Holdings Bhd.	227,900	372,642
Petronas Dagangan Bhd.	17,700	95,710
Press Metal Aluminium Holdings Bhd.	54,600	108,579
RHB Bank Bhd	221,300	462,939
YTL Corporation Bhd.	664,020	280,237
		1,320,107
Mexico — 2.8%
America Movil SAB de CV Series B	902,000	1,146,939
Arca Continental SAB de CV	53,121	611,886
Cemex SAB de CV ADR	166,183	1,901,134
Controladora Vuela Cia de Aviacion SAB de CV ADRΔ*	252,646	1,829,157
Corporation Inmobiliaria Vesta SAB de CV ADRΔ	132,227	4,408,448
Esentia Energy Development SAB de CV*	582,179	1,795,293
	Shares	Value
Fomento Economico Mexicano SAB de CV ADR	83,504	$9,273,954
Gentera SAB de CV	148,950	422,509
Gruma SAB de CV Series B	26,735	489,413
Grupo Financiero Banorte SAB de CV Series O	484,240	5,361,952
Industrias Penoles SAB de CV*	3,605	160,703
Prologis Property Mexico SA de CV REIT	125,952	549,823
Promotora y Operadora de Infraestructura SAB de CV	17,830	288,883
		28,240,094
Netherlands — 0.0%
NEPI Rockcastle NV*	24,166	193,913
PicS NVΔ*	23,537	245,962
		439,875
Peru — 1.0%
Cia de Minas Buenaventura SAA ADR	7,313	263,561
Credicorp, Ltd.	28,951	9,819,600
		10,083,161
Philippines — 0.1%
BDO Unibank, Inc.	123,670	232,667
Jollibee Foods Corporation	68,120	199,355
Metropolitan Bank & Trust Co.	372,140	388,986
		821,008
Poland — 1.0%
Allegro.eu SA 144A*	343,073	2,462,567
Dino Polska SA 144AΔ*	66,998	605,496
KRUK SAΔ	1,188	144,744
LPP SAΔ	111	673,043
ORLEN SA	55,426	2,008,321
PGE Polska Grupa Energetyczna SA*	304,280	863,118
Powszechna Kasa Oszczednosci Bank Polski SA	69,309	1,639,435
Powszechny Zaklad Ubezpieczen SA	18,363	319,644
Santander Bank Polska SA	8,030	1,273,177
		9,989,545
Qatar — 0.1%
Ooredoo QPSC	99,591	339,698
Qatar National Bank QPSC	161,328	755,021
		1,094,719
Russia — 0.0%
Gazprom PJSC ADR†††*	170,565	—
MMC Norilsk Nickel PJSC ADR†††*	19,198	—
Mobile TeleSystems PJSC ADR†††*	34,508	—
Novatek PJSC GDR†††*	1,991	—
Novolipetsk Steel PJSC GDR†††*	13,631	—
Sberbank of Russia PJSC ADR†††*	75,573	—
Severstal PAO GDR†††*	18,988	—
Surgutneftegas PAO ADR†††*	17,904	—
		—

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Saudi Arabia — 1.6%
Ades Holding Co.	88,589	$426,585
Al Rajhi Bank	78,127	2,227,144
Almarai Co. JSC	18,660	217,358
Arab National Bank	47,190	270,955
Bank Al-Jazira	167,285	527,301
Banque Saudi Fransi	256,672	1,369,217
Jarir Marketing Co.	50,244	189,367
Rasan Information Technology Co.*	10,510	381,383
Riyad Bank	271,935	2,154,105
Saudi Arabian Oil Co. 144A	302,793	2,191,980
Saudi British Bank (The)	51,724	516,965
Saudi Energy Co.	231,081	1,051,097
Saudi National Bank (The)	416,951	4,706,891
		16,230,348
Singapore — 0.4%
BOC Aviation, Ltd. 144A	192,800	1,924,087
Grab Holdings, Ltd. Class A*	312,121	1,142,363
Sea, Ltd. ADR*	6,483	536,857
		3,603,307
Slovenia — 0.1%
Nova Ljubljanska Banka dd GDR	14,031	687,632
South Africa — 2.4%
Absa Group, Ltd.	189,779	2,733,748
Capitec Bank Holdings, Ltd.	2,665	654,775
Clicks Group, Ltd.	31,593	540,440
Discovery, Ltd.	536,302	7,869,619
FirstRand, Ltd.	139,418	713,724
Gold Fields, Ltd. ADRΔ	31,545	1,432,143
Harmony Gold Mining Co., Ltd. ADRΔ	158,200	2,431,534
Naspers, Ltd. Class N	83,925	4,341,189
Nedbank Group, Ltd.	85,570	1,348,993
Northam Platinum Holdings, Ltd.	63,828	1,302,392
Old Mutual, Ltd.	557,148	454,378
Sibanye Stillwater, Ltd. ADR	25,309	311,807
		24,134,742
South Korea — 12.8%
Hana Financial Group, Inc.	14,563	1,061,597
Hankook Tire & Technology Co., Ltd.	4,357	160,385
HD Hyundai Co., Ltd.	6,519	1,093,302
HD Hyundai Heavy Industries Co., Ltd.	2,801	897,217
HD Hyundai Marine Solution Co., Ltd.	16,146	1,993,631
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	9,113	2,112,095
Hyosung Heavy Industries Corporation	556	938,846
Hyundai Glovis Co., Ltd.	532	75,560
Hyundai Motor Co.	17,301	5,329,753
Hyundai Rotem Co., Ltd.	3,424	394,293
Industrial Bank of Korea	90,705	1,310,197
IsuPetasys Co., Ltd.	3,877	268,663
	Shares	Value
KB Financial Group, Inc.	57,264	$5,621,633
Kia Corporation	18,810	1,857,130
Krafton, Inc.*	538	91,975
LG CNS Co., Ltd.	2,282	87,268
LG Electronic, Inc.	26,328	1,908,778
LG Energy Solution, Ltd.*	1,672	457,411
LG Uplus Corporation	59,968	623,647
Meritz Financial Group, Inc.*	7,060	535,363
NCSoft Corporation	2,048	309,302
Samsung Biologics Co., Ltd. 144A*	504	516,532
Samsung C&T Corporation	682	119,526
Samsung Electronics Co., Ltd.	433,021	50,646,739
Samsung Fire & Marine Insurance Co., Ltd.	23,563	7,057,858
Samsung Heavy Industries Co., Ltd.*	52,555	880,669
Shinhan Financial Group Co., Ltd.	35,580	2,120,616
SK hynix, Inc.	64,770	36,748,239
SK Square Co., Ltd.*	2,313	761,561
SK Telecom Co., Ltd.	59,186	3,062,301
		129,042,087
Switzerland — 0.2%
BeOne Medicines, Ltd. Class H*	85,400	1,915,728
Taiwan — 19.9%
Accton Technology Corporation	40,000	1,973,487
Advantech Co., Ltd.	32,000	328,127
ASE Technology Holding Co., Ltd.	274,000	3,015,689
Asia Cement Corporation	275,000	300,685
ASPEED Technology, Inc.	16,525	5,696,081
Cathay Financial Holding Co., Ltd.	1,804,000	4,033,446
China Airlines, Ltd.	3,623,000	2,054,321
Chroma ATE, Inc.	22,000	1,055,658
Delta Electronics, Inc.	348,369	15,708,088
E.Sun Financial Holding Co., Ltd.	348,189	345,793
Elite Material Co., Ltd.	11,000	938,811
Eva Airways Corporation	1,117,000	1,203,504
Far Eastern New Century Corporation	1,821,000	1,515,396
Far EasTone Telecommunications Co., Ltd.	103,000	297,503
Fubon Financial Holding Co., Ltd.	392,850	1,075,513
Hon Hai Precision Industry Co., Ltd.	149,000	910,803
Jentech Precision Industrial Co., Ltd.	8,000	1,005,910
Lotes Co., Ltd.	13,000	867,583
MediaTek, Inc.	259,859	12,464,182
MPI Corporation	5,000	589,108
Nien Made Enterprise Co., Ltd.	19,000	199,306
Pegatron Corporation	227,000	550,371
PharmaEssentia Corporation	7,619	146,120
Quanta Computer, Inc.	501,351	4,511,636
Realtek Semiconductor Corporation	173,656	2,641,111
Taiwan Semiconductor Manufacturing Co., Ltd.	2,175,673	125,829,014
TCC Group Holdings Co., Ltd.	1,016,000	740,043
Uni-President Enterprises Corporation	1,506,339	3,364,776
United Microelectronics Corporation ADRΔ	363,555	3,264,724

	Shares	Value
Voltronic Power Technology Corporation	104,874	$2,430,603
Yageo Corporation	110,000	869,267
		199,926,659
Thailand — 1.0%
Charoen Pokphand Foods PCL NVDRΔ	2,593,600	1,659,034
Delta Electronics Thailand PCL NVDR	187,000	1,518,814
PTT Exploration & Production PCL	89,300	437,174
PTT Exploration & Production PCL NVDR	609,600	2,937,061
True Corporation PCL NVDR	7,685,226	3,381,639
		9,933,722
Turkey — 0.6%
Aselsan Elektronik Sanayi Ve Ticaret AS	101,468	729,566
Ford Otomotiv Sanayi AS	182,541	417,069
MLP Saglik Hizmetleri AS 144A*	209,890	2,027,267
Yapi ve Kredi Bankasi AS*	3,571,564	2,675,062
		5,848,964
United Arab Emirates — 1.0%
Abu Dhabi Islamic Bank PJSC	430,699	2,477,942
Aldar Properties PJSC	2,365,303	5,112,424
Emaar Properties PJSC	282,283	923,754
First Abu Dhabi Bank PJSC	370,189	1,756,482
		10,270,602
United Kingdom — 2.8%
Anglo American PLC	76,493	3,284,273
Anglogold Ashanti PLC	30,100	2,930,536
Anglogold Ashanti PLC (Johannesburg Stock Exchange)	27,641	2,758,903
Antofagasta PLC	273,850	12,280,661
Unilever PLC	118,110	6,484,168
		27,738,541
Total Foreign Common Stocks (Cost $681,798,637)		871,797,442
	Shares	Value
FOREIGN PREFERRED STOCKS — 2.8%
Brazil — 1.0%
Itau Unibanco Holding SA 4.17%◊	85,460	$717,357
Banco Bradesco SA 0.20%*	903,700	3,346,229
Localiza Rent a Car SA 0.00%*	8,372	72,587
Petroleo Brasileiro SA - Petrobras 2.51%◊	627,200	5,882,289
		10,018,462
South Korea — 1.8%
Samsung Electronics Co., Ltd. 1.46%◊	224,569	18,128,015
Total Foreign Preferred Stocks (Cost $17,993,488)		28,146,477
MONEY MARKET FUNDS — 6.5%
Northern Institutional Liquid Assets Portfolio (Shares), 3.70%Ø§	9,227,035	9,227,035
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø∞	29,726,273	29,726,273
Northern Institutional U.S. Treasury Portfolio (Premier), 3.53%Ø	26,048,944	26,048,944
Total Money Market Funds (Cost $65,002,252)		65,002,252
TOTAL INVESTMENTS — 97.9% (Cost $783,032,904)		983,419,377
Other Assets in Excess of Liabilities — 2.1%		21,401,193
NET ASSETS — 100.0%		$1,004,820,570
Futures Contracts outstanding at March 31, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
IFSC NIFTY 50 Index	04/2026	137	$6,159,931	$(189,728)
FTSE China Index	04/2026	(1,298)	(18,867,728)	10,409
FTSE Taiwan Index	04/2026	97	10,022,040	(526,708)
MSCI Singapore Index	04/2026	(193)	(6,553,924)	(4,228)
Euro-BTP	04/2026	137	2,858,255	(28,745)
KOSPI2 Index	06/2026	40	4,891,784	(441,020)
FTSE/JSE Top 40 Index	06/2026	(73)	(4,611,171)	(104,876)
MSCI Emerging Markets	06/2026	664	48,292,720	(830,558)
Thai SET50 Index	06/2026	(13)	(75,793)	(777)
Total Futures Contracts outstanding at March 31, 2026			$42,116,114	$(2,116,231)

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Forward Foreign Currency Contracts outstanding at March 31, 2026:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/26	U.S. Dollars	31,443,036	Polish Zloty	113,411,465	CITI	$900,771
06/17/26	U.S. Dollars	36,881,095	Singapore Dollars	46,413,000	CITI	582,086
06/17/26	U.S. Dollars	24,181,230	Mexican Pesos	428,009,891	CITI	463,599
06/17/26	U.S. Dollars	17,066,630	Czech Republic Koruna	353,900,000	CITI	385,266
06/17/26	U.S. Dollars	10,717,419	Thai Baht	338,972,625	CITI	372,935
06/17/26	U.S. Dollars	8,255,469	Chilean Pesos	7,319,197,919	CITI	348,290
06/17/26	U.S. Dollars	6,652,491	South African Rand	109,000,000	CITI	249,344
06/17/26	Colombian Pesos	32,533,365,000	U.S. Dollars	8,529,884	CITI	165,895
06/17/26	U.S. Dollars	14,026,128	Israeli Shekels	43,498,000	CITI	159,303
06/17/26	Brazilian Reals	48,316,282	U.S. Dollars	9,050,945	CITI	114,858
06/17/26	U.S. Dollars	22,277,768	Chinese Offshore Yuan	151,927,539	CITI	98,746
06/17/26	U.S. Dollars	5,145,936	South Korean Won	7,600,000,000	CITI	82,269
06/17/26	Hungarian Forint	1,627,643,834	U.S. Dollars	4,795,700	CITI	72,501
06/17/26	U.S. Dollars	2,949,506	Taiwan Dollars	93,000,000	CITI	55,825
06/17/26	U.S. Dollars	3,667,082	Philippine Pesos	220,000,000	CITI	55,738
06/17/26	Chinese Offshore Yuan	84,541,000	U.S. Dollars	12,305,466	CITI	36,185
06/17/26	U.S. Dollars	4,958,308	Indonesian Rupiahs	83,847,349,191	CITI	30,515
06/17/26	Mexican Pesos	49,000,000	U.S. Dollars	2,688,276	CITI	26,997
06/17/26	U.S. Dollars	1,494,739	Indian Rupees	140,000,000	CITI	20,039
06/17/26	U.S. Dollars	7,862,352	Hong Kong Dollars	61,251,000	CITI	18,842
06/17/26	South Korean Won	9,400,000,000	U.S. Dollars	6,250,220	CITI	12,737
06/17/26	U.S. Dollars	1,087,122	Hungarian Forint	360,000,000	CITI	10,380
06/17/26	Czech Republic Koruna	25,000,000	U.S. Dollars	1,175,048	CITI	3,347
06/17/26	Polish Zloty	4,293,000	U.S. Dollars	1,153,461	CITI	2,665
06/17/26	U.S. Dollars	224,957	Peruvian Nuevo Soles	780,000	CITI	1,752
06/17/26	Chilean Pesos	600,000,000	U.S. Dollars	646,475	CITI	1,726
06/17/26	U.S. Dollars	350,696	Euro	301,000	CITI	1,531
06/17/26	Peruvian Nuevo Soles	836,189	U.S. Dollars	238,313	CITI	971
06/17/26	Saudi Riyals	6,458,137	U.S. Dollars	1,717,526	CITI	784
06/17/26	Indian Rupees	70,000,000	U.S. Dollars	736,746	CITI	603
06/17/26	Euro	200,000	U.S. Dollars	231,534	CITI	469
06/17/26	U.S. Dollars	76,639	Saudi Riyals	288,000	CITI	11
Subtotal Appreciation						$4,276,980
06/17/26	Saudi Riyals	2,393,000	U.S. Dollars	636,769	CITI	$(66)
06/17/26	U.S. Dollars	176,172	Indonesian Rupiahs	3,000,000,000	CITI	(141)
06/17/26	U.S. Dollars	746,496	Taiwan Dollars	24,000,000	CITI	(261)
06/17/26	U.S. Dollars	299,228	Polish Zloty	1,112,135	CITI	(276)
06/17/26	U.S. Dollars	127,206	Euro	110,000	CITI	(395)
06/17/26	Indonesian Rupiahs	3,000,000,000	U.S. Dollars	176,972	CITI	(659)
06/17/26	Colombian Pesos	1,500,000,000	U.S. Dollars	401,916	CITI	(984)
06/17/26	U.S. Dollars	655,368	Philippine Pesos	40,000,000	CITI	(1,240)
06/17/26	U.S. Dollars	1,874,442	Saudi Riyals	7,050,500	CITI	(1,477)
06/17/26	Brazilian Reals	6,897,718	U.S. Dollars	1,312,056	CITI	(3,530)
06/17/26	U.S. Dollars	936,755	Czech Republic Koruna	20,000,000	CITI	(5,961)
06/17/26	U.S. Dollars	908,696	Thai Baht	30,000,000	CITI	(6,819)
06/17/26	Chinese Offshore Yuan	96,627,000	U.S. Dollars	14,115,257	CITI	(9,241)
06/17/26	Israeli Shekels	2,840,000	U.S. Dollars	915,238	CITI	(9,868)
06/17/26	U.S. Dollars	2,161,924	South African Rand	37,000,000	CITI	(11,621)
06/17/26	Peruvian Nuevo Soles	2,145,432	U.S. Dollars	626,655	CITI	(12,716)
06/17/26	U.S. Dollars	2,391,040	Israeli Shekels	7,544,000	CITI	(13,928)
06/17/26	U.S. Dollars	2,354,080	Colombian Pesos	8,900,000,000	CITI	(24,784)
06/17/26	Euro	1,505,000	U.S. Dollars	1,775,275	CITI	(29,452)
06/17/26	Singapore Dollars	5,682,000	U.S. Dollars	4,476,890	CITI	(33,071)
06/17/26	Hong Kong Dollars	144,244,116	U.S. Dollars	18,511,701	CITI	(40,489)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/26	U.S. Dollars	19,523,313	Chinese Offshore Yuan	134,122,513	CITI	$(56,456)
06/17/26	Czech Republic Koruna	109,000,000	U.S. Dollars	5,197,462	CITI	(59,658)
06/17/26	U.S. Dollars	4,743,361	Brazilian Reals	25,349,188	CITI	(65,487)
06/17/26	Polish Zloty	33,831,000	U.S. Dollars	9,181,359	CITI	(70,504)
06/17/26	U.S. Dollars	4,319,080	Hungarian Forint	1,470,000,000	CITI	(77,617)
06/17/26	Chilean Pesos	3,400,000,000	U.S. Dollars	3,774,315	CITI	(101,179)
06/17/26	Mexican Pesos	156,000,000	U.S. Dollars	8,759,954	CITI	(115,410)
06/17/26	South African Rand	67,000,000	U.S. Dollars	4,091,770	CITI	(155,891)
06/17/26	Hungarian Forint	4,306,264,832	U.S. Dollars	13,275,681	CITI	(395,858)
06/17/26	Philippine Pesos	566,780,406	U.S. Dollars	9,743,098	CITI	(439,285)
06/17/26	Thai Baht	383,976,600	U.S. Dollars	12,247,896	CITI	(530,018)
06/17/26	Indian Rupees	1,998,445,466	U.S. Dollars	21,747,508	CITI	(696,747)
06/17/26	Taiwan Dollars	1,270,441,647	U.S. Dollars	40,310,790	CITI	(781,189)
06/17/26	South Korean Won	50,253,414,720	U.S. Dollars	34,781,912	CITI	(1,299,469)
Subtotal Depreciation						$(5,051,747)
Total Forward Foreign Currency Contracts outstanding at March 31, 2026						$(774,767)
Swap Agreements outstanding at March 31, 2026:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Financing Index: Central Bank of Mexico Overnight TIIE Funding Rate + 0.1%	MSCI Mexico Net MXN Index (Monthly)	6/17/2026	CITI	MXN	404,120	$5,135	$—	$5,135
MSCI Emerging Markets Thailand Net Total Return USD Index (Monthly)	Financing Index: Overnight Bank Funding Rate - 0.39%	6/17/2026	CITI	USD	2,672,676	23,047	—	23,047
MSCI South Africa Net Return ZAR Index (Monthly)	Financing Index: 1-Month SAFE South Africa JIBAR - 1%	6/17/2026	CITI	ZAR	8,101,917	260,273	—	260,273
Tel Aviv 35 Index (Monthly)	Financing Index: Shekel Overnight Interest Rate + 0.04%	6/17/2026	GSC	ILS	1,376,354	37,640	—	37,640
Subtotal Appreciation						$326,095	$ —	$326,095
Decrease in total return of TAIEX (At Termination)	Increase in total return of TAIEX (At Termination)	4/15/2026	CITI	TWD	306,758,400	$(551,460)	$—	$(551,460)
Increase in total return of WIG20 Index (At Termination)	Decrease in total return of WIG20 Index (At Termination)	4/15/2026	GSC	BRL	1,508,336	(10,461)	—	(10,461)
Decrease in total return of HSCEI Index (At Termination)	Increase in total return of HSCEI Index (At Termination)	4/29/2026	CITI	HKD	74,795,150	(115,077)	—	(115,077)
Decrease in total return of KOSPI 200 Index (At Termination)	Increase in total return of KOSPI 200 Index (At Termination)	6/11/2026	CITI	KRW	2,435,062,500	(40,630)	—	(40,630)
Financing Index: 1-Month HIBOR + 0.14%	MSCI China Net Return HKD Index (Monthly)	6/17/2026	CITI	HKD	3,528,037	(233,444)	—	(233,444)
Financing Index: Overnight Bank Funding Rate + 0.75%	MSCI Daily TR Net Emerging Markets Index (Monthly)	6/17/2026	CITI	USD	2,204,630	(206,681)	—	(206,681)
MSCI Poland Net Return PLN Index (Monthly)	Financing Index: 1-Month WIBOR - 1%	6/17/2026	CITI	PLN	507,520	(2,039)	—	(2,039)

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
MSCI Saudi Arabia Index Futures (Monthly)	Financing Index: Overnight Bank Funding Rate - 0.3%	6/17/2026	GSC	USD	463,040	$(9,435)	$—	$(9,435)
MSCI South Africa Net Return ZAR Index (Monthly)	Financing Index: 1-Month SAFE South Africa JIBAR - 1%	6/17/2026	CITI	ZAR	648,290	(26,498)	—	(26,498)
Subtotal Depreciation						$(1,195,725)	$ —	$(1,195,725)
Net Total Return Swaps outstanding at March 31, 2026						$(869,630)	$ —	$(869,630)
Total Return Basket Swap Agreements outstanding at March 31, 2026:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long equity positions and pays or receives the OBFR01 plus or minus a specified spread (-3.50% to 0.50%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	8 months maturity 11/16/2026	CITI	$32,352,786	$(1,989,049)	$—	$(1,989,049)

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
SK Hynix, Inc.	4,594	$2,606,475	$(276,506)	13.90%
Contemporary Amperex Technology Co., Ltd. Class A	20,360	1,204,621	23,830	(1.20)
Shaanxi Coal Industry Co., Ltd. Class A	217,400	805,488	(39,350)	1.98
Petrochina Co., Ltd. Class A	430,000	752,085	(13,331)	0.67
Zhongji Innolight Co., Ltd. Class A	8,000	685,501	48,122	(2.42)
China State Construction Class A	914,600	666,670	(17,551)	0.88
Bank Of Shanghai Co., Ltd. Class A	427,900	613,968	6,743	(0.34)
Sungrow Power Supply Co., Ltd. Class A	26,700	593,996	(78,689)	3.96
Huaxia Bank Co., Ltd. Class A	551,607	585,679	19,348	(0.97)
China Yangtze Power Co., Ltd. Class A	149,000	584,268	(8,820)	0.44
Cosco Shipping Holdings Co. Class A	263,700	575,832	(35,956)	1.81
Ping An Insurance Group Co. Class A	62,500	517,977	(42,379)	2.13
Ping An Bank Co., Ltd. Class A	315,700	508,379	5,877	(0.30)
Industrial Bank Co., Ltd. Class A	184,800	503,560	(2,374)	0.12
China Railway Group, Ltd. Class A	624,100	493,519	(43,320)	2.18
China Minsheng Banking Class A	867,200	476,698	(26,915)	1.35
Eoptolink Technology, Inc., Ltd. Class A	7,060	468,640	78,456	(3.94)
Foxconn Industrial Internet Class A	59,300	457,814	4,345	(0.22)
Aluminum Corporation Of China, Ltd. Class A	270,000	454,165	(120,823)	6.07
Huaneng Power International, Inc. Class A	436,900	446,031	(54,072)	2.72
Cambricon Technologies Class A	3,036	441,499	(42,656)	2.14
NARI Technology Co., Ltd. Class A	113,200	429,348	(68,554)	3.45
Wuxi Apptec Co., Ltd. Class A	26,900	390,315	30,468	(1.53)
Cmoc Group, Ltd. Class A	152,300	388,441	(58,177)	2.92
Shandong Nanshan Aluminum Class A	425,600	381,830	(91,427)	4.60
China National Chemical Class A	296,100	379,426	(50,245)	2.53
Picc Holding Co. Class A	349,400	371,794	(63,517)	3.19
Gree Electric Appliances I Class A	66,400	365,576	(509)	0.03
Shenergy Company Limited Class A	280,800	363,359	(10,188)	0.51

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Shandong Gold Mining Co., Ltd. Class A	59,000	$350,930	$(41,386)	2.08%
Gf Securities Co., Ltd. Class A	128,500	337,880	(23,550)	1.18
Luxshare Precision Industry Class A	45,300	332,861	5,434	(0.27)
Bank Of Jiangsu Co., Ltd. Class A	210,200	332,342	6,209	(0.31)
New China Life Insurance Co. Class A	35,700	322,176	(51,523)	2.59
Baoshan Iron & Steel Co. Class A	341,000	318,790	(33,097)	1.66
Yealink Network Technology Class A	66,300	317,890	(15,843)	0.80
Bank of Beijing Co., Ltd. Class A	394,900	315,042	69	(0.00)
China Pacific Insurance Group Class A	57,500	311,614	(18,793)	0.94
Henan Shenhuo Coal & Power Class A	67,900	306,332	(69,603)	3.50
Jiangxi Copper Co., Ltd. Class A	46,500	296,016	(39,155)	1.97
Yunnan Aluminium Co., Ltd. Class A	61,500	280,691	(34,748)	1.75
Jiangsu Zhongtian Technology Class A	62,500	277,133	2,049	(0.10)
Datang International Power Generation Co. Class A	445,500	256,233	(40,704)	2.05
Zhejiang Nhu Co., Ltd. Class A	50,700	255,083	(34,921)	1.76
Inner Mongolia Dian Tou Energy Class A	56,600	247,722	(22,420)	1.13
Satellite Chemical Co., Ltd. Class A	61,200	247,337	(11,870)	0.60
Yutong Bus Co., Ltd. Class A	47,600	247,143	30,572	(1.54)
Wens Foodstuff Group Co., Ltd. Class A	101,100	243,283	(14,815)	0.74
Bank of Nanjing Co, Ltd. Class A	140,500	231,702	3,283	(0.17)
Shanjin International Gold Class C	52,300	229,248	(8,961)	0.45
Other	3,172,527	8,782,384	(647,106)	32.53
		$32,352,786	$(1,989,049)	100.00%
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 61.8%
Real Estate — 61.8%
Acadia Realty Trust REITΔ	98,339	$1,880,242
Agree Realty Corporation REITΔ	24,550	1,850,579
American Healthcare REIT, Inc.Δ	18,157	856,284
American Homes 4 Rent Class A REIT	40,093	1,119,397
Americold Realty Trust REITΔ	38,954	446,413
Brixmor Property Group, Inc. REIT	100,073	2,882,102
Camden Property Trust REIT	26,850	2,622,171
CareTrust, Inc. REIT	58,560	2,146,224
COPT Defense Properties REIT	41,969	1,284,251
Cousins Properties, Inc. REIT	77,620	1,751,883
CTO Realty Growth, Inc. REITΔ	60,511	1,118,848
CubeSmart REIT	36,024	1,320,280
Curbline Properties Corporation REIT	64,684	1,668,200
DiamondRock Hospitality Co. REITΔ	144,674	1,355,595
Digital Realty Trust, Inc. REIT	42,400	7,640,904
EastGroup Properties, Inc. REIT	7,793	1,442,406
Equinix, Inc. REIT	20,091	19,694,002
Equity LifeStyle Properties, Inc. REIT	13,998	873,755
Equity Residential REIT	135,152	7,994,241
Essential Properties Realty Trust, Inc. REITΔ	178,896	5,431,283
Essex Property Trust, Inc. REIT	10,175	2,462,350
Extra Space Storage, Inc. REIT	49,749	6,523,586
Federal Realty Investment Trust REIT	8,875	942,614
First Industrial Realty Trust, Inc. REIT	72,765	4,209,455
Four Corners Property Trust, Inc. REIT	71,644	1,694,381
Healthpeak Properties, Inc. REITΔ	161,683	2,656,452
Highwoods Properties, Inc. REIT	33,201	710,833
Host Hotels & Resorts, Inc. REITΔ	147,796	2,831,771
Invitation Homes, Inc. REIT	44,355	1,102,222
Iron Mountain, Inc. REIT	50,401	5,147,958
Janus Living, Inc. Class A-1 REIT*	85,625	2,018,181
Macerich Co. (The) REITΔ	77,091	1,457,020
Mid-America Apartment Communities, Inc. REIT	32,882	4,015,550
National Storage Affiliates Trust REIT	62,331	2,352,372
NETSTREIT Corporation REITΔ	369,300	6,953,919
Omega Healthcare Investors, Inc. REIT	45,063	1,974,661
Outfront Media, Inc. REIT	35,931	952,172
Prologis, Inc. REIT	147,199	19,456,764
Public Storage REITΔ	10,441	2,828,258
Regency Centers Corporation REIT	45,295	3,427,020
Simon Property Group, Inc. REIT	48,393	9,026,746
SL Green Realty Corporation REITΔ	38,318	1,415,467
STAG Industrial, Inc. REITΔ	43,090	1,553,825
Sun Communities, Inc. REIT	32,124	4,046,339
Urban Edge Properties REIT	12,366	247,073
Ventas, Inc. REIT	100,439	8,213,902
	Shares	Value
Welltower, Inc. REIT	115,313	$22,798,533
WP Carey, Inc. REIT	92,468	6,284,125
Xenia Hotels & Resorts, Inc. REIT	62,883	932,555
		193,615,164
Total Common Stocks (Cost $183,108,460)		193,615,164
FOREIGN COMMON STOCKS — 35.6%
Australia — 5.5%
Charter Hall Group REIT	10,798	140,704
Dexus REIT	386,325	1,592,708
Gemlife Communities Group*	88,020	269,638
Goodman Group REIT	402,765	7,231,043
HomeCo Daily Needs REITΔ	625,575	513,392
Ingenia Communities Group REIT	372,288	1,034,691
Lifestyle Communities, Ltd.*	16,929	55,097
Mirvac Group REIT	1,783,659	2,203,824
NEXTDC, Ltd.Δ*	92,861	742,422
Scentre Group REIT	1,004,836	2,318,486
Stockland REIT	101,274	304,007
Vicinity Centres REIT	551,393	899,537
		17,305,549
Belgium — 1.0%
Aedifica SA REIT	21,089	1,707,524
Montea NV REIT	2,763	210,568
Shurgard Self Storage, Ltd. REIT	2,041	59,047
VGP NVΔ	1,065	102,138
Warehouses De Pauw CVA REIT	32,186	838,434
Xior Student Housing NV REIT	3,105	95,453
		3,013,164
Canada — 2.2%
Allied Properties Real Estate Investment Trust	30,848	203,569
Chartwell Retirement Residences	163,544	2,365,398
Choice Properties Real Estate Investment Trust	117,397	1,296,253
Granite Real Estate Investment Trust	20,536	1,207,566
RioCan Real Estate Investment Trust	37,926	517,730
Sienna Senior Living, Inc.	84,440	1,314,159
		6,904,675
France — 2.1%
Covivio SA REIT	14,111	843,322
Gecina SA REIT	4,209	332,096
ICADE REITΔ*	3,248	72,768
Klepierre REIT	44,519	1,671,340
Unibail-Rodamco-Westfield REIT*	32,769	3,615,259
		6,534,785
Germany — 1.7%
Aroundtown SAΔ*	52,277	139,174
LEG Immobilien SE	3,431	224,119
Sirius Real Estate, Ltd. REIT	664,505	814,453

	Shares	Value
TAG Immobilien AG	90,478	$1,420,389
Vonovia SE	111,559	2,790,362
		5,388,497
Hong Kong — 3.3%
Hang Lung Properties, Ltd.	271,057	303,311
Henderson Land Development Co., Ltd.	183,650	682,298
Hysan Development Co., Ltd.	218,000	523,297
Link REITΔ	681,894	3,160,452
Sino Land Co., Ltd.	305,299	447,366
Sun Hung Kai Properties, Ltd.	216,691	3,608,086
SUNeVision Holdings, Ltd.Δ	289,000	202,348
Swire Properties, Ltd.	199,200	583,508
Wharf Real Estate Investment Co., Ltd.	256,944	747,743
		10,258,409
Indonesia — 0.2%
Hongkong Land Holdings, Ltd.	75,600	589,150
Japan — 9.5%
Activia Properties, Inc. REIT	433	383,822
CRE Logistics REIT, Inc.	433	436,155
Daiwa House REIT Investment Corporation	1,105	872,185
Daiwa Securities Living Investments Corporation REIT	1,092	733,465
Hoshino Resorts, Inc. REIT	104	159,629
Ichigo Office REIT Investment Corporation	1,938	1,129,452
Invincible Investment Corporation REITΔ	1,450	545,562
Japan Hotel REIT Investment Corporation	759	360,227
Japan Metropolitan Fund Invest REITΔ	1,672	1,177,419
Japan Prime Realty Investment Corporation REIT	657	402,721
Japan Real Estate Investment Corporation REIT	1,101	810,673
KDX Realty Investment Corporation REIT	2,076	2,112,826
Keihanshin Building Co., Ltd.Δ	75,900	942,551
LaSalle Logiport REIT	615	577,183
Mitsubishi Estate Co., Ltd.	147,422	4,091,913
Mitsui Fudosan Co., Ltd.	534,593	5,698,996
Mitsui Fudosan Logistics Park, Inc. REITΔ	2,175	1,552,178
Mori Trust REIT, Inc.Δ	165	74,586
Nippon Prologis REIT, Inc.Δ	2,951	1,591,973
Nomura Real Estate Holdings, Inc.	26,980	174,932
Nomura Real Estate Master Fund, Inc. REIT	867	856,144
Orix JREIT, Inc.	524	319,382
SOSiLA Logistics, Inc. REIT	255	194,840
Starts Proceed Investment Corporation REIT	83	103,232
Sumitomo Realty & Development Co., Ltd.	131,226	3,723,645
Tokyo Tatemono Co., Ltd.	28,322	653,398
	Shares	Value
Tokyu Fudosan Holdings Corporation	18,949	$161,731
		29,840,820
Netherlands — 0.2%
CTP NV 144A	19,664	329,106
NSI NV REITΔ	8,175	165,551
		494,657
Norway — 0.0%
Entra ASA 144A	9,118	98,686
Singapore — 3.1%
CapitaLand Ascendas REIT	646,657	1,248,019
CapitaLand Integrated Commercial Trust REIT	817,200	1,465,450
Capitaland Investment, Ltd.	283,564	603,594
Centurion Accommodation REITΔ	1,795,200	1,544,127
City Developments, Ltd.	126,520	812,697
Digital Core REIT Management Pte, Ltd.Δ	2,177,732	1,062,565
Hotel Properties, Ltd.	5,963	20,613
Keppel REITΔ	551,900	383,570
Lendlease Global Commercial REIT	757,898	316,756
Mapletree Logistics Trust REIT	775,744	697,807
Mapletree Pan Asia Commercial Trust REIT	488,828	503,701
Suntec Real Estate Investment Trust	301,884	345,021
UOL Group, Ltd.	104,900	796,502
		9,800,422
Spain — 0.8%
Merlin Properties Socimi SA REIT	143,369	2,335,818
Neinor Homes SA 144A*	9,535	184,096
		2,519,914
Sweden — 1.5%
Castellum ABΔ	62,362	721,335
Catena ABΔ	18,331	854,972
Fabege ABΔ	29,889	239,165
Fastighets AB Balder, B Shares*	253,718	1,485,929
Intea Fastigheter AB	53,559	396,318
Nyfosa AB	11,055	76,679
Pandox AB	15,836	300,104
Sagax AB, B Shares	8,834	163,010
Samhallsbyggnadsbolaget i Norden ABΔ*	72,869	28,913
Wihlborgs Fastigheter ABΔ	67,028	609,271
		4,875,696
Switzerland — 1.6%
Mobimo Holding AG	554	262,935
PSP Swiss Property AG	4,259	845,625
Swiss Prime Site AG	23,681	4,009,623
		5,118,183
United Kingdom — 2.9%
Big Yellow Group PLC REIT	61,842	697,142
British Land Co. PLC (The) REIT	337,105	1,594,629
Derwent London PLC REIT	5,216	108,990
Grainger PLC	287,850	617,217

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Great Portland Estates PLC REIT	31,258	$117,459
Hammerson PLC REIT	83,360	328,467
Land Securities Group PLC REIT	53,687	396,009
LondonMetric Property PLC REIT	424,140	1,024,550
NewRiver REIT PLC	186,175	171,509
Picton Property Income, Ltd. REIT	153,725	156,469
Safestore Holdings PLC REIT	9,151	76,852
Segro PLC REIT	275,163	2,358,852
Shaftesbury Capital PLC REIT	63,170	106,605
Tritax Big Box REIT PLC	258,716	487,262
UNITE Group PLC (The) REIT	112,307	680,448
Workspace Group PLC REIT	16,256	73,479
		8,995,939
Total Foreign Common Stocks (Cost $110,761,317)		111,738,546
RIGHTS — 0.0%
CapitaLand Ascendas REIT†††* (Cost $—)	18,105	1,690
	Shares	Value
MONEY MARKET FUNDS — 5.2%
Northern Institutional Liquid Assets Portfolio (Shares), 3.70%Ø§	9,734,413	$9,734,413
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø∞	6,622,781	6,622,781
Total Money Market Funds (Cost $16,357,194)		16,357,194
TOTAL INVESTMENTS — 102.6% (Cost $310,226,971)		321,712,594
Liabilities in Excess of Other Assets — (2.6)%		(8,173,104)
NET ASSETS — 100.0%		$313,539,490
Futures Contracts outstanding at March 31, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Dow Jones U.S. Real Estate Index	06/2026	87	$3,130,260	$25,152
MSCI EAFE Index	06/2026	7	1,015,385	12,427
Total Futures Contracts outstanding at March 31, 2026			$4,145,645	$37,579
Forward Foreign Currency Contracts outstanding at March 31, 2026:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/02/26	Singapore Dollars	389,303	Japanese Yen	48,361,533	BBH	$(1,932)
Total Forward Foreign Currency Contracts outstanding at March 31, 2026						$(1,932)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS — 20.6%
ADTRAN Holdings, Inc.
3.75%, 09/15/30 144A ‡‡ CONV	$143,000	$192,577
Affirm Holdings, Inc.
0.00%, 11/15/26‡‡ CONV »	274,000	265,780
Akamai Technologies, Inc.
1.13%, 02/15/29 CONV	484,000	553,962
Alarm.com Holdings, Inc.
2.25%, 06/01/29‡‡ CONV	997,000	920,356
Alignment Healthcare, Inc.
4.25%, 11/15/29 CONV	188,000	265,198
Arrowhead Pharmaceuticals, Inc.
0.00%, 01/15/32‡‡ CONV »	42,000	43,558
AST SpaceMobile, Inc.
2.00%, 01/15/36 144A CONV	402,000	425,618
BlackSky Technology, Inc.
8.25%, 08/01/33 144A ‡‡ CONV	136,000	164,220
Blackstone Mortgage Trust, Inc.
5.50%, 03/15/27‡‡ CONV	751,000	747,245
Block, Inc.
0.25%, 11/01/27‡‡ CONV	365,000	342,005
Box, Inc.
1.50%, 09/15/29 CONV	846,000	777,474
Bridgebio Pharma, Inc.
2.25%, 02/01/29‡‡ CONV	823,000	923,303
BWX Technologies, Inc.
0.00%, 11/01/30 144A ‡‡ CONV »	305,000	316,590
Capital Southwest Corporation
5.13%, 11/15/29‡‡ CONV	371,000	380,832
Celcuity, Inc.
2.75%, 08/01/31‡‡ CONV	66,000	160,908
CenterPoint Energy, Inc.
4.25%, 08/15/26‡‡ CONV	572,000	679,679
Centrus Energy Corporation
2.25%, 11/01/30 CONV	227,000	461,491
Century Aluminum Co.
2.75%, 05/01/28‡‡ CONV	363,000	1,142,905
Cheesecake Factory, Inc. (The)
2.00%, 03/15/30 CONV	829,000	845,787
Cogent Biosciences, Inc.
1.63%, 11/15/31‡‡ CONV	27,000	33,116
Cohu, Inc.
1.50%, 01/15/31‡‡ CONV	244,000	328,424
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29‡‡ CONV	848,000	987,242
Commvault Systems, Inc.
0.00%, 09/15/30 144A CONV »	252,000	204,372
Compass, Inc.
0.25%, 04/15/31 144A ‡‡ CONV	305,000	256,048
CONMED Corporation
2.25%, 06/15/27‡‡ CONV	851,000	825,895
Crescent Energy Co.
2.75%, 03/15/31 144A CONV	39,000	44,870
CSG Systems International, Inc.
3.88%, 09/15/28‡‡ CONV	732,000	892,308
Dave, Inc.
0.00%, 04/01/31 144A CONV »	77,000	73,227
	Par	Value
Dexcom, Inc.
0.38%, 05/15/28‡‡ CONV	$312,000	$287,742
DigitalOcean Holdings, Inc.
0.00%, 08/15/30 144A ‡‡ CONV »	293,000	671,556
Duke Energy Corporation
4.13%, 04/15/26 CONV	599,000	660,996
Enovis Corporation
3.88%, 10/15/28‡‡ CONV	1,316,000	1,272,901
Exact Sciences Corporation
0.38%, 03/15/27‡‡ CONV	166,000	178,334
2.00%, 03/01/30 144A CONV	459,000	652,927
EZCORP, Inc.
3.75%, 12/15/29 144A ‡‡ CONV	229,000	541,752
Five9, Inc.
1.00%, 03/15/29‡‡ CONV	477,000	416,183
GameStop Corporation
0.00%, 06/15/32 144A ‡‡ CONV »	377,000	389,818
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28‡‡ CONV	477,000	552,557
Guardant Health, Inc.
0.00%, 05/15/33 144A ‡‡ CONV »	40,000	42,674
Haemonetics Corporation
2.50%, 06/01/29‡‡ CONV	949,000	908,003
Hims & Hers Health, Inc.
0.00%, 05/15/30 144A ‡‡ CONV »	588,000	441,418
Indivior Pharmaceuticals, Inc.
0.63%, 03/15/31 144A CONV	155,000	158,100
Integer Holdings Corporation
1.88%, 03/15/30 CONV	1,166,000	1,117,611
Ionis Pharmaceuticals, Inc.
1.75%, 06/15/28‡‡ CONV	324,000	488,835
Itron, Inc.
0.00%, 03/15/32 144A CONV »	419,000	398,783
Jamf Holding Corporation
0.13%, 09/01/26 CONV	72,000	71,820
Jazz Investments I, Ltd.
3.13%, 09/15/30‡‡ CONV	753,000	1,068,130
Joby Aviation, Inc.
0.75%, 02/15/32 CONV	403,000	346,328
Kosmos Energy, Ltd.
3.13%, 03/15/30 CONV	898,000	706,759
LeMaitre Vascular, Inc.
2.50%, 02/01/30 CONV	576,000	653,040
Liberty Broadband Corporation
3.13%, 03/31/53 144A CONV	773,000	771,840
Live Nation Entertainment, Inc.
3.13%, 01/15/29‡‡ CONV	733,000	1,115,259
2.88%, 10/15/31 144A CONV	108,000	109,870
Marriott Vacations Worldwide Corporation
3.25%, 12/15/27‡‡ CONV	752,000	723,800
Microchip Technology, Inc.
0.00%, 02/15/30 144A CONV »	795,000	776,914

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29‡‡ CONV	$138,000	$412,896
MKS, Inc.
1.25%, 06/01/30 CONV	545,000	901,702
NCL Corporation, Ltd.
0.75%, 09/15/30 144A ‡‡ CONV	819,000	761,858
Nutanix, Inc.
0.50%, 12/15/29 CONV	872,000	788,728
Omnicell, Inc.
1.00%, 12/01/29‡‡ CONV	1,033,000	1,007,821
ON Semiconductor Corporation
0.50%, 03/01/29‡‡ CONV	694,000	680,120
Ormat Technologies, Inc.
1.50%, 03/15/31 144A CONV	155,000	161,347
Oscar Health, Inc.
2.25%, 09/01/30 144A ‡‡ CONV	467,000	423,522
OSI Systems, Inc.
2.25%, 08/01/29 CONV	477,000	732,314
0.50%, 02/01/31 144A CONV	134,000	137,082
Pacira BioSciences, Inc.
2.13%, 05/15/29‡‡ CONV	500,000	482,850
Parsons Corporation
2.63%, 03/01/29‡‡ CONV	291,000	287,072
Peabody Energy Corporation
3.25%, 03/01/28‡‡ CONV	279,000	513,569
Pebblebrook Hotel Trust REIT
1.75%, 12/15/26‡‡ CONV	219,000	213,859
1.63%, 01/15/30 144A ‡‡ CONV	358,000	367,845
PennyMac Corporation
8.50%, 06/01/29 CONV	177,000	185,069
PG&E Corporation
4.25%, 12/01/27‡‡ CONV	1,424,000	1,475,585
Planet Labs PBC
0.50%, 10/15/30 144A ‡‡ CONV	144,000	362,700
Plug Power, Inc.
6.75%, 12/01/33 144A ‡‡ CONV	134,000	151,233
Progress Software Corporation
3.50%, 03/01/30‡‡ CONV	1,027,000	914,954
Rapid7, Inc.
1.25%, 03/15/29‡‡ CONV	309,000	260,333
Redwood Trust, Inc.
7.75%, 06/15/27‡‡ CONV	1,422,000	1,443,330
Sirius XM Holdings, Inc.
3.75%, 03/15/28‡‡ CONV	1,282,000	1,335,429
Snap, Inc.
0.50%, 05/01/30‡‡ CONV	1,088,000	876,656
Snowflake, Inc.
0.00%, 10/01/27 CONV »	388,000	459,004
SolarEdge Technologies, Inc.
2.25%, 07/01/29‡‡ CONV	217,000	373,023
Spectrum Brands, Inc.
3.38%, 06/01/29‡‡ CONV	684,000	684,376
Sphere Entertainment Co.
3.50%, 12/01/28‡‡ CONV	528,000	1,777,248
Sunrun, Inc.
4.00%, 03/01/30‡‡ CONV	291,000	347,924
	Par	Value
Super Micro Computer, Inc.
3.50%, 03/01/29 CONV	$616,000	$492,713
T1 Energy, Inc.
5.25%, 12/01/30‡‡ CONV	65,000	68,228
Teladoc Health, Inc.
1.25%, 06/01/27 CONV	338,000	324,142
Tempus AI, Inc.
0.75%, 07/15/30 144A ‡‡ CONV	660,000	630,795
Terawulf, Inc.
2.75%, 02/01/30 144A ‡‡ CONV	391,000	760,886
Ultra Clean Holdings, Inc.
0.00%, 03/15/31 144A CONV »	419,000	444,873
Unity Software, Inc.
0.00%, 03/15/30 CONV »	295,000	294,440
Varonis Systems, Inc.
1.00%, 09/15/29 CONV	1,203,000	1,052,470
Wayfair, Inc.
3.50%, 11/15/28‡‡ CONV	273,000	477,341
Western Digital Corporation
3.00%, 11/15/28 CONV	336,000	2,406,415
WisdomTree, Inc.
4.63%, 08/15/30 144A ‡‡ CONV	851,000	929,292
Ziff Davis, Inc.
1.75%, 11/01/26‡‡ CONV	274,000	269,205
3.63%, 03/01/28 144A CONV	298,000	293,158
Zscaler, Inc.
0.00%, 07/15/28 144A CONV »	386,000	351,606
Total Corporate Bonds (Cost $47,974,404)		56,093,953
FOREIGN BONDS — 2.5%
Australia — 0.1%
IREN, Ltd.
0.25%, 06/01/32 144A CONV	105,000	92,006
1.00%, 06/01/33 144A ‡‡ CONV	131,000	116,230
		208,236
Canada — 1.0%
Canadian Solar, Inc.
3.25%, 01/15/31 144A ‡‡ CONV	695,000	553,220
Equinox Gold Corporation
4.75%, 10/15/28‡‡ CONV	641,000	1,548,335
Fortuna Mining Corporation
3.75%, 06/30/29 CONV	396,000	689,436
i-80 Gold Corporation
3.75%, 04/15/31 144A CONV	77,000	85,855
		2,876,846
Denmark — 0.2%
Ascendis Pharma A/S
2.25%, 04/01/28‡‡ CONV	360,000	529,470
Israel — 0.8%
Check Point Software Technologies, Ltd.
0.00%, 12/15/30 144A ‡‡ CONV »	953,000	887,243

	Par	Value
Pagaya Technologies, Ltd.
6.13%, 10/01/29‡‡ CONV	$378,000	$435,645
Wix.com, Ltd.
0.00%, 09/15/30 144A ‡‡ CONV »	1,011,000	839,130
		2,162,018
Netherlands — 0.3%
Nebius Group NV
1.00%, 09/15/30 144A CONV	296,000	318,570
1.25%, 03/15/31 144A CONV	116,000	111,789
2.75%, 09/15/32 144A CONV	315,000	329,648
		760,007
Switzerland — 0.1%
CRISPR Therapeutics AG
1.73%, 03/01/31 144A CONV	386,000	378,280
Total Foreign Bonds (Cost $5,966,077)		6,914,857
MORTGAGE-BACKED SECURITIES — 4.4%
Federal Home Loan Mortgage Corporation
6.00%, 01/01/53	629,102	646,885
Federal Home Loan Mortgage Corporation REMIC, Series 4468
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 1.65%, 05/15/45† IO	154,286	14,858
Federal National Mortgage Association
6.50%, 09/01/53	1,206,161	1,254,362
Federal National Mortgage Association REMIC, Series 2017-31
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 1.68%, 05/25/47† IO	230,007	25,971
Federal National Mortgage Association REMIC, Series 2018-8
(0, 6.04% - U.S. 30-Day Average SOFR, 6.15% Cap), 1.73%, 02/25/48† IO	131,430	14,998
Federal National Mortgage Association STRIP, Series 405
(0, 4.94% - U.S. 30-Day Average SOFR, 5.05% Cap), 0.63%, 10/25/40† IO	379,920	19,900
Government National Mortgage Association
4.00%, 05/20/48	744,796	712,606
2.50%, 09/20/51	123,161	105,803
2.50%, 11/20/51	454,396	391,294
2.50%, 12/20/51	259,170	223,178
4.50%, 04/01/55 TBA	1,000,000	966,214
Government National Mortgage Association, Series 2015-110
(0, 5.59% - CME Term SOFR 1M, 5.70% Cap), 1.23%, 08/20/45† IO	89,604	8,764
	Par	Value
Government National Mortgage Association, Series 2018-124
(0, 6.09% - CME Term SOFR 1M, 6.20% Cap), 1.73%, 09/20/48† IO	$261,964	$30,087
Government National Mortgage Association, Series 2018-139
(0, 6.04% - CME Term SOFR 1M, 6.15% Cap), 1.68%, 10/20/48† IO	105,726	12,217
Government National Mortgage Association, Series 2018-7
(Floating, 5.59% - CME Term SOFR 1M, 5.70% Cap), 1.23%, 01/20/48† IO	636,736	70,602
Government National Mortgage Association, Series 2019-1
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.58%, 01/20/49† IO	121,381	13,960
Government National Mortgage Association, Series 2019-110
1.63%, 09/20/49† IO	427,747	47,820
Government National Mortgage Association, Series 2019-111
(Floating, 6.04% - CME Term SOFR 1M, 6.15% Cap), 1.68%, 01/20/49† IO	354,325	42,571
Government National Mortgage Association, Series 2019-151
3.50%, 10/20/49 IO	501,077	87,248
3.50%, 12/20/49 IO	288,730	53,456
Government National Mortgage Association, Series 2019-20
(0, 3.68% - CME Term SOFR 1M, 3.79% Cap), 0.00%, 02/20/49† IO	271,226	5,263
Government National Mortgage Association, Series 2019-6
(0, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.58%, 01/20/49† IO	102,703	11,310
Government National Mortgage Association, Series 2020-146
2.50%, 10/20/50 IO	249,236	35,584
Government National Mortgage Association, Series 2020-21
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.58%, 02/20/50† IO	235,119	28,538
Government National Mortgage Association, Series 2020-55
3.50%, 04/20/50 IO	215,039	40,476
Government National Mortgage Association, Series 2020-61
(0, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.58%, 08/20/49† IO	496,492	53,709
Government National Mortgage Association, Series 2020-78
4.00%, 06/20/50 IO	397,173	86,294

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association, Series 2020-79
4.00%, 06/20/50 IO	$127,395	$26,664
Government National Mortgage Association, Series 2023-70
(Floating, 6.12% - U.S. 30-Day Average SOFR, 6.12% Cap), 1.77%, 05/20/53† IO	410,055	23,716
Uniform Mortgage Backed Securities
5.50%, 04/01/54 TBA	7,000,000	7,033,335
Total Mortgage-Backed Securities (Cost $12,011,159)		12,087,683

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.1%
Call Swaptions — 0.0%
Pay 1-Day SONIA (Annually); Receive 3.4% (Annually); Interest Rate Swap Maturing 05/14/2028 GBP, Strike Price $3.40, Expires 05/14/26 (BAR)	1	$6,870,000	1,573
Pay 1-Day SONIA (Annually); Receive 4.002% (Annually); Interest Rate Swap Maturing 06/30/2027 GBP, Strike Price $4.00, Expires 06/30/26 (BAR)	1	8,110,000	12,989
Pay 1-Month IBOR (Annually); Receive 1.77125% (Annually); Interest Rate Swap Maturing 01/26/2030 JPY, Strike Price $1.77, Expires 01/24/28 (CITI)	1	1,899,999,999	51,879
Pay 6-Month EURIBOR (Semiannually); Receive 1.95% (Annually); Interest Rate Swap Maturing 05/13/2031 EUR, Strike Price $1.95, Expires 05/11/26 (BNP)	1	4,470,000	68
	Number of Contracts	Notional Amount	Value
Pay 6-Month EURIBOR (Semiannually); Receive 2% (Annually); Interest Rate Swap Maturing 11/13/2031 EUR, Strike Price $2.00, Expires 11/11/26 (BNP)	1	$4,520,000	$6,306
Pay 6-Month EURIBOR (Semiannually); Receive 2.25% (Annually); Interest Rate Swap Maturing 05/04/2031 EUR, Strike Price $2.25, Expires 04/29/26 (BNP)	1	2,150,000	86
			72,901
Put Swaption — 0.1%
Pay 1.77125% (Annually); Receive 1-Month IBOR (Annually); Interest Rate Swap Maturing 01/26/2030 JPY, Strike Price $1.77, Expires 01/24/28 (CITI)	1	1,899,999,999	90,405
Total Purchased Options (Premiums paid $318,167)			163,306

	Par
U.S. TREASURY OBLIGATIONS — 22.5%
U.S. Treasury Bill
3.52%, 04/07/26Ω	$31,500,000	31,481,047
U.S. Treasury Bonds
4.38%, 08/15/43	13,120,000	12,387,894
U.S. Treasury Inflationary Indexed Bond
1.50%, 02/15/53	5,850,000	4,912,057
U.S. Treasury Notes
3.88%, 03/31/31	5,630,000	5,612,187

	Par	Value
4.25%, 03/31/33	$6,970,000	$7,018,463
		12,630,650
Total U.S. Treasury Obligations (Cost $61,913,342)		61,411,648

	Shares
COMMON STOCKS — 9.3%
Communication Services — 1.0%
AT&T, Inc.	12,057	349,532
DoubleVerify Holdings, Inc.*	6,023	57,219
IAC, Inc.*	4,336	173,570
Live Nation Entertainment, Inc.*	1,880	286,719
New York Times Co. (The) Class A	5,274	441,592
News Corporation Class A	5,211	129,910
Nexstar Media Group, Inc. Class A	409	73,960
Omnicom Group, Inc.	1,124	84,648
ROBLOX Corporation Class A*	8,331	471,201
Roku, Inc.*	233	22,046
Take-Two Interactive Software, Inc.*	2,269	448,128
Versant Media Group, Inc.	3,083	114,133
		2,652,658
Consumer Discretionary — 2.1%
Abercrombie & Fitch Co. Class A*	774	70,720
AutoZone, Inc.*	51	172,267
Best Buy Co., Inc.	3,368	216,226
BorgWarner, Inc.	6,836	370,921
Brunswick Corporation	340	24,738
Burlington Stores, Inc.*	57	18,547
CarMax, Inc.*	2,353	97,838
Chewy, Inc. Class A*	18,987	512,649
Columbia Sportswear Co.	1,636	89,669
Deckers Outdoor Corporation*	2,240	224,202
Dillard's, Inc. Class A	249	142,455
Etsy, Inc.*	3,313	165,584
Gap, Inc. (The)	1,698	41,092
General Motors Co.	1,184	88,208
Goodyear Tire & Rubber Co. (The)*	1,053	6,981
Hasbro, Inc.	3,397	317,959
Lennar Corporation Class A	3,171	275,370
MercadoLibre, Inc.*	145	250,708
Mohawk Industries, Inc.*	3,004	295,774
Murphy U.S.A., Inc.	209	103,240
O’Reilly Automotive, Inc.*	3,130	288,930
Penske Automotive Group, Inc.	529	79,096
Polaris, Inc.	1,561	85,074
Ralph Lauren Corporation	585	201,234
Rivian Automotive, Inc. Class A*	14,738	221,807
Ross Stores, Inc.	1,663	360,256
Tapestry, Inc.	1,784	251,740
Taylor Morrison Home Corporation Class A*	2,445	142,397
TJX Cos., Inc. (The)	2,550	407,235
Wayfair, Inc. Class A*	1,786	134,325
		5,657,242
Consumer Staples — 1.1%
Albertsons Cos., Inc. Class A	3,546	60,424
	Shares	Value
BellRing Brands, Inc.*	3,955	$63,636
BJ's Wholesale Club Holdings, Inc.*	721	70,961
Church & Dwight Co., Inc.	888	82,868
Clorox Co. (The)	501	51,919
Coca-Cola Consolidated, Inc.	1,145	219,542
Colgate-Palmolive Co.	3,126	266,429
Costco Wholesale Corporation	260	259,072
Coty, Inc. Class A*	3,125	6,281
Dollar Tree, Inc.*	519	56,836
Estee Lauder Cos., Inc. (The) Class A	711	51,029
Ingredion, Inc.	762	85,847
Kroger Co. (The)	5,646	408,545
Lamb Weston Holdings, Inc.	919	38,837
Marzetti Co. (The)	1,725	238,619
Monster Beverage Corporation*	4,659	337,591
PepsiCo, Inc.‡‡	46	7,143
Pilgrim’s Pride Corporation	2,045	77,219
Post Holdings, Inc.*	378	37,369
Sysco Corporation	468	33,382
Target Corporation	202	24,482
Tyson Foods, Inc. Class A	3,727	238,789
U.S. Foods Holding Corporation*	1,362	125,590
Walmart, Inc.	1,785	221,840
		3,064,250
Financials — 1.8%
Allstate Corporation (The)	139	28,820
American Financial Group, Inc.	1,554	198,461
American International Group, Inc.	452	34,013
Arch Capital Group, Ltd.*	1,522	146,097
Axis Capital Holdings, Ltd.	1,302	132,036
Cincinnati Financial Corporation	1,385	217,930
CNA Financial Corporation	3,876	177,986
CNO Financial Group, Inc.	1,963	80,601
Everest Group, Ltd.	833	272,266
Fidelity National Financial, Inc.	4,752	220,398
Globe Life, Inc.	301	41,890
Hanover Insurance Group, Inc. (The)	1,133	196,405
Hartford Insurance Group, Inc. (The)	1,834	248,012
Kemper Corporation	466	14,241
Loews Corporation	931	99,375
Marsh & McLennan Cos., Inc.	555	96,265
MetLife, Inc.	3,821	270,221
Old Republic International Corporation	2,698	107,650
Primerica, Inc.	984	246,472
Principal Financial Group, Inc.	1,287	115,971
Progressive Corporation (The)	1,383	274,166
Reinsurance Group of America, Inc.	1,300	265,408
RLI Corporation	2,638	150,471
Selective Insurance Group, Inc.	3,269	246,450
Travelers Cos., Inc. (The)	1,548	451,521
Unum Group	1,527	111,517
W.R. Berkley Corporation	6,306	417,962
		4,862,605
Industrials — 0.5%
American Airlines Group, Inc.*	5,418	58,189

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
C.H. Robinson Worldwide, Inc.	430	$71,410
Carpenter Technology Corporation	38	14,978
Delta Air Lines, Inc.	1,557	103,509
FedEx Corporation	288	102,580
J.B. Hunt Transport Services, Inc.	1,199	254,068
Knight-Swift Transportation Holdings, Inc.	1,900	109,402
Landstar System, Inc.	115	18,436
Ryder System, Inc.	1,265	258,958
Schneider National, Inc. Class B	8,100	213,516
Uber Technologies, Inc.*	569	40,928
		1,245,974
Information Technology — 1.5%
Allegro MicroSystems, Inc.*	546	17,215
Amkor Technology, Inc.	864	38,906
Amphenol Corporation Class A	4,557	575,777
Analog Devices, Inc.	322	102,441
Arista Networks, Inc.*	4,461	547,721
Arrow Electronics, Inc.*	503	72,135
Avnet, Inc.	3,492	215,177
Ciena Corporation*	256	99,387
Cirrus Logic, Inc.*	784	113,382
Corning, Inc.	545	74,104
Everpure, Inc. Class A*	3,722	219,747
F5, Inc.*	409	118,336
First Solar, Inc.*	622	122,696
HP, Inc.	5,846	112,302
Ingram Micro Holding Corporation	703	16,387
Intel Corporation*	1,692	74,668
Jabil, Inc.	177	47,016
KLA Corporation	31	45,645
Lam Research Corporation	1,310	279,895
MACOM Technology Solutions Holdings, Inc.*	220	48,855
Micron Technology, Inc.	792	267,569
NetApp, Inc.	1,858	190,241
QUALCOMM, Inc.‡‡	416	53,572
Rambus, Inc.*	2,495	214,645
TD SYNNEX Corporation	1,686	284,445
Teradyne, Inc.	107	31,721
Ubiquiti, Inc.	56	44,256
Western Digital Corporation	489	132,270
		4,160,511
Materials — 1.2%
Alcoa Corporation	1,714	113,690
AptarGroup, Inc.	2,214	279,008
Avery Dennison Corporation	42	7,253
Cabot Corporation	3,228	243,101
CF Industries Holdings, Inc.	781	101,405
Commercial Metals Co.	137	8,416
Corteva, Inc.	4,618	386,573
Crown Holdings, Inc.	4,873	488,518
Eagle Materials, Inc.	233	44,142
Ecolab, Inc.	1,348	358,595
Element Solutions, Inc.	2,355	80,400
Greif, Inc. Class A	106	7,109
	Shares	Value
Huntsman Corporation	8,202	$109,169
International Flavors & Fragrances, Inc.	422	30,616
Martin Marietta Materials, Inc.	113	66,521
Mosaic Co. (The)	4,871	124,210
NewMarket Corporation	149	95,501
Newmont Corporation	4,445	481,171
Reliance, Inc.	142	43,157
Royal Gold, Inc.	484	123,173
Sherwin-Williams Co. (The)	36	11,540
Solstice Advanced Materials, Inc.	94	7,159
Vulcan Materials Co.	358	97,483
Westlake Corporation	767	89,601
		3,397,511
Real Estate — 0.1%
Jones Lang LaSalle, Inc.*	924	281,192
Total Common Stocks (Cost $23,002,374)		25,321,943
FOREIGN COMMON STOCKS — 0.8%
Belgium — 0.2%
Liberty Global, Ltd. Class A*	36,081	436,220
Bermuda — 0.0%
RenaissanceRe Holdings, Ltd.	305	90,655
Ireland — 0.2%
Aon PLC Class A	67	21,626
Seagate Technology Holdings PLC	203	79,527
Smurfit WestRock PLC	10,020	399,297
Willis Towers Watson PLC	308	89,536
		589,986
Netherlands — 0.1%
LyondellBasell Industries NV Class A	3,895	313,781
Singapore — 0.0%
Flex, Ltd.*	465	30,439
Switzerland — 0.2%
Chubb, Ltd.	978	318,760
Garmin, Ltd.	520	120,645
		439,405
United Arab Emirates — 0.1%
GLOBALFOUNDRIES, Inc.*	2,838	126,234
Total Foreign Common Stocks (Cost $1,638,937)		2,026,720
PREFERRED STOCKS — 2.9%
Albemarle Corporation
7.25% CONV	20,062	1,441,455
Apollo Global Management, Inc.
6.75% CONV	3,849	225,012
Ares Management Corporation
6.75% CONV	14,463	523,271
Bruker Corporation
6.38% CONV	866	244,428
Hewlett Packard Enterprise Co.
7.63% CONV	12,011	774,830

	Shares	Value
KKR & Co., Inc.
6.25% CONV	10,118	$406,946
Lyondellbasell Advanced Polymers, Inc.
6.00% CONV	12	10,560
NCR Voyix Corporation PIK, 5.50%
CONV 1	523	510,736
NextEra Energy, Inc.
CONV *	18,747	941,662
Oracle Corporation
CONV *	13,919	626,494
PPL Corporation
CONV *	20,047	1,028,211
Shift4 Payments, Inc.
6.00% CONV	15,421	827,182
Southern Co. (The)
7.13% CONV	2,068	106,295
VSE Corporation
CONV *	1,946	97,884
Total Preferred Stocks (Cost $7,763,118)		7,764,966

Number of Warrants
WARRANTS — 0.0%
GameStop Corporation* (Cost $—)	355	1,369

Shares
MONEY MARKET FUNDS — 34.6%
GuideStone Money Market Fund, 3.57% (Institutional Class)Ø ∞	80,765,547	80,765,547
Northern Institutional U.S. Treasury Portfolio (Premier), 3.53%Ø	13,701,949	13,701,949
Total Money Market Funds (Cost $94,467,496)		94,467,496
TOTAL INVESTMENTS — 97.7% (Cost $255,055,074)		266,253,941
COMMON STOCKS SOLD SHORT — (10.5)%
Communication Services — (1.2)%
AST SpaceMobile, Inc. *	(3,669)	(304,050)
Live Nation Entertainment, Inc. *	(6,042)	(921,465)
Sirius XM Holdings, Inc.	(14,431)	(333,077)
Snap, Inc. Class A *	(14,495)	(66,677)
Sphere Entertainment Co. *	(14,119)	(1,657,571)
Ziff Davis, Inc. *	(155)	(6,504)
(3,289,344)
Consumer Discretionary — (0.4)%
Cheesecake Factory, Inc. (The)	(6,881)	(376,735)
GameStop Corporation Class A *	(8,920)	(205,517)
Norwegian Cruise Line Holdings, Ltd. *	(13,443)	(251,384)
Wayfair, Inc. Class A *	(5,174)	(389,136)
(1,222,772)
Consumer Staples — (0.1)%
Spectrum Brands Holdings, Inc.	(1,898)	(139,883)
	Shares	Value
Energy — (0.4)%
Centrus Energy Corporation Class A *	(2,298)	$(398,910)
Crescent Energy Co. Class A	(1,836)	(24,786)
Kosmos Energy, Ltd. *	(52,634)	(146,322)
Peabody Energy Corporation	(13,226)	(435,797)
(1,005,815)
Financials — (1.0)%
Apollo Global Management, Inc.	(1,901)	(211,809)
Ares Management Corporation Class A	(4,092)	(446,437)
Block, Inc. *	(58)	(3,491)
Dave, Inc. *	(200)	(34,818)
EZCORP, Inc. Class A *	(18,877)	(479,098)
KKR & Co., Inc.	(3,494)	(323,195)
Oscar Health, Inc. Class A *	(11,412)	(130,896)
Shift4 Payments, Inc. Class A *	(14,573)	(637,277)
WisdomTree, Inc.	(27,232)	(396,498)
(2,663,519)
Health Care — (1.4)%
Alignment Healthcare, Inc. *	(9,093)	(160,219)
Arrowhead Pharmaceuticals, Inc. *	(357)	(22,384)
Bridgebio Pharma, Inc. *	(4,599)	(341,522)
Bruker Corporation	(5,398)	(194,976)
Celcuity, Inc. *	(1,065)	(121,559)
Cogent Biosciences, Inc. *	(421)	(16,204)
Collegium Pharmaceutical, Inc. *	(16,506)	(545,853)
CONMED Corporation	(309)	(10,926)
Dexcom, Inc. *	(310)	(19,468)
Enovis Corporation *	(4,798)	(109,154)
Guardant Health, Inc. *	(240)	(22,169)
Haemonetics Corporation *	(2,975)	(167,671)
Hims & Hers Health, Inc. *	(3,964)	(82,293)
Indivior Pharmaceuticals, Inc. *	(2,325)	(70,866)
Integer Holdings Corporation *	(2,701)	(237,688)
Ionis Pharmaceuticals, Inc. *	(4,912)	(368,842)
LeMaitre Vascular, Inc.	(3,016)	(329,257)
Mirum Pharmaceuticals, Inc. *	(4,105)	(379,220)
Omnicell, Inc. *	(9,800)	(327,124)
Pacira BioSciences, Inc. *	(5,946)	(134,379)
Tempus AI, Inc. Class A *	(4,894)	(221,307)
(3,883,081)
Industrials — (0.7)%
BlackSky Technology, Inc. *	(2,555)	(64,284)
BWX Technologies, Inc.	(741)	(151,527)
CSG Systems International, Inc.	(6,410)	(512,415)
Greenbrier Cos., Inc. (The)	(4,732)	(249,140)
Joby Aviation, Inc. *	(19,586)	(161,780)
Parsons Corporation *	(1,006)	(54,495)
Planet Labs PBC *	(11,118)	(310,748)
Plug Power, Inc. *	(33,021)	(74,628)
Sunrun, Inc. *	(13,031)	(176,700)
T1 Energy, Inc. *	(7,297)	(32,034)
VSE Corporation	(365)	(67,306)
(1,855,057)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Information Technology — (3.2)%
ADTRAN Holdings, Inc. *	(9,432)	$(118,655)
Akamai Technologies, Inc. *	(2,470)	(283,679)
Alarm.com Holdings, Inc. *	(3,110)	(134,321)
Box, Inc. Class A *	(6,969)	(164,747)
Cohu, Inc. *	(7,198)	(220,403)
Commvault Systems, Inc. *	(446)	(34,739)
DigitalOcean Holdings, Inc. *	(6,671)	(572,238)
Five9, Inc. *	(660)	(10,012)
Hewlett Packard Enterprise Co.	(27,258)	(649,013)
Itron, Inc. *	(2,196)	(196,827)
Microchip Technology, Inc.	(3,284)	(212,179)
MKS, Inc.	(3,004)	(690,349)
NCR Voyix Corporation *	(10,790)	(68,301)
Nutanix, Inc. Class A *	(4,280)	(162,683)
ON Semiconductor Corporation *	(2,970)	(183,902)
Oracle Corporation	(2,718)	(399,845)
OSI Systems, Inc. *	(2,318)	(615,452)
Progress Software Corporation *	(4,273)	(109,602)
Rapid7, Inc. *	(715)	(3,940)
Sandisk Corporation *	(1)	(405)
Snowflake, Inc. *	(1,625)	(245,083)
SolarEdge Technologies, Inc. *	(5,118)	(261,274)
Super Micro Computer, Inc. *	(3,727)	(84,864)
Terawulf, Inc. *	(40,498)	(584,386)
Ultra Clean Holdings, Inc. *	(3,495)	(217,319)
Unity Software, Inc. *	(4,907)	(107,660)
Varonis Systems, Inc. *	(5,603)	(120,296)
Western Digital Corporation	(8,826)	(2,387,345)
Zscaler, Inc. *	(161)	(22,587)
(8,862,106)
Materials — (0.9)%
Albemarle Corporation	(7,498)	(1,346,116)
Century Aluminum Co. *	(18,307)	(1,074,438)
(2,420,554)
Real Estate — (0.1)%
Compass, Inc. Class A *	(11,590)	(84,723)
Pebblebrook Hotel Trust REIT	(14,103)	(178,121)
(262,844)
Utilities — (1.1)%
CenterPoint Energy, Inc.	(13,374)	(577,222)
Duke Energy Corporation	(4,035)	(528,343)
NextEra Energy, Inc.	(6,861)	(637,250)
Ormat Technologies, Inc.	(620)	(69,390)
PG&E Corporation	(21,772)	(382,534)
PPL Corporation	(17,379)	(663,878)
Southern Co. (The)	(587)	(56,657)
(2,915,274)
Total Common Stocks Sold Short (Proceeds $(22,677,601))		(28,520,249)
FOREIGN COMMON STOCKS SOLD SHORT — (1.7)%
Australia — (0.1)%
IREN, Ltd. *	(3,918)	(134,309)
	Shares	Value
Canada — (0.8)%
Canadian Solar, Inc. *	(16,978)	$(235,145)
Equinox Gold Corporation	(94,659)	(1,368,769)
Fortuna Mining Corporation *	(51,702)	(513,401)
i-80 Gold Corporation *	(27,356)	(41,581)
(2,158,896)
Denmark — (0.2)%
Ascendis Pharma A/S ADR *	(1,765)	(403,709)
Ireland — (0.2)%
Jazz Pharmaceuticals PLC *	(3,525)	(666,401)
Israel — (0.2)%
Check Point Software Technologies, Ltd. *	(1,378)	(196,847)
Pagaya Technologies, Ltd. Class A *	(21,886)	(254,972)
Wix.com, Ltd. *	(2,140)	(192,750)
(644,569)
Netherlands — (0.1)%
Nebius Group NV *	(3,598)	(373,329)
Switzerland — (0.1)%
CRISPR Therapeutics AG *	(3,289)	(156,458)
Total Foreign Common Stocks Sold Short (Proceeds $(3,608,151))		(4,537,671)
RIGHTS SOLD SHORT — 0.0%
Ligand Pharmaceuticals, Inc. ††† *	(29)	—
Ligand Pharmaceuticals, Inc. (NASDAQ Exchange) ††† *	(29)	—
Total Rights Sold Short (Proceeds $—)		—
TOTAL SECURITIES SOLD SHORT — (12.2)% (Proceeds $(26,285,752))		(33,057,920)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Swaptions — (0.0)%
Pay 2.0845% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 11/13/2046 EUR, Strike Price $2.08, Expires 11/11/26 (BNP)	(1)	$(1,330,000)	(2,840)

	Number of Contracts	Notional Amount	Value
Pay 2.4% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 05/13/2046 EUR, Strike Price $2.40, Expires 05/11/26 (BNP)	(1)	$(1,364,898)	$(112)
Pay 2.586% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 05/04/2056 EUR, Strike Price $2.59, Expires 04/29/26 (BNP)	(1)	(490,000)	(129)
Pay 3.8925% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 05/14/2036 GBP, Strike Price $3.89, Expires 05/14/26 (BAR)	(1)	(1,600,000)	(2,372)
(5,453)
	Number of Contracts	Notional Amount	Value
Put Swaption — (0.0)%
Pay 1-Day SONIA (Annually); Receive 4.9% (Annually); Interest Rate Swap Maturing 06/30/2027 GBP, Strike Price $4.90, Expires 06/30/26 (BAR)	(1)	$(8,110,000)	$(12,989)
Total Written Options (Premiums received $ (134,783))			(18,442)

	Par
TBA SALE COMMITMENT — (0.4)%
Uniform Mortgage Backed Securities 6.50%, 04/01/55 TBA (Proceeds $(1,038,711))	$(1,000,000)	(1,034,660)
Other Assets in Excess of Liabilities — 14.9%		40,564,633
NET ASSETS — 100.0%		$272,707,552
Futures Contracts outstanding at March 31, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Brazilian Reals/U.S. Dollars	04/2026	2	$38,280	$380
Euro-BTP	06/2026	(1)	(134,402)	4,372
Euro-Bund	06/2026	2	289,864	(5,523)
Euro-OAT	06/2026	(2)	(274,376)	7,016
Euro-Schatz	06/2026	192	23,468,380	(79,373)
Australian Dollars/U.S. Dollars	06/2026	(114)	(7,846,050)	229,003
British Pounds/U.S. Dollars	06/2026	(11)	(909,287)	16,184
Euro/U.S. Dollars	06/2026	(173)	(25,053,644)	205,863
Japanese Yen/U.S. Dollars	06/2026	(4)	(316,700)	3,029
Mexican Pesos/U.S. Dollars	06/2026	(4)	(110,720)	1,900
New Zealand Dollars/U.S. Dollars	06/2026	(9)	(517,770)	18,423
South African Rand/U.S. Dollars	06/2026	(1)	(29,300)	1,275
Swiss Francs/U.S. Dollars	06/2026	(1)	(157,475)	5,213
U.S. Dollars/Norwegian Kroner	06/2026	1	100,169	1,007
U.S. Dollars/Swedish Kronor	06/2026	(2)	(199,545)	(7,946)
Canadian Dollars/U.S. Dollars	06/2026	3	216,000	(5,651)
10-Year U.S. Treasury Note	06/2026	96	10,660,500	57,374
U.S. Treasury Long Bond	06/2026	(28)	(3,188,500)	12,773
Ultra 10-Year U.S. Treasury Note	06/2026	(43)	(4,881,172)	78,334
Ultra Long U.S. Treasury Bond	06/2026	(127)	(14,803,437)	339,417
10-Year Bond	06/2026	(3)	(258,809)	5,332
Long GILT	06/2026	(1)	(116,199)	469

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	06/2026	151	$31,324,242	$(227,967)
5-Year U.S. Treasury Note	06/2026	136	14,712,438	21,266
3-Month SONIA SO3	03/2027	294	93,042,999	(528,545)
Total Futures Contracts outstanding at March 31, 2026			$115,055,486	$153,625
Forward Foreign Currency Contracts outstanding at March 31, 2026:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/13/26	U.S. Dollars	4,050,773	Japanese Yen	619,184,222	MSCS	$134,017
06/17/26	U.S. Dollars	1,570,177	South African Rand	25,621,590	MSCS	65,051
06/17/26	U.S. Dollars	2,941,215	Canadian Dollars	3,993,425	MSCS	60,646
04/28/26	U.S. Dollars	2,528,050	British Pounds	1,867,891	MSCS	55,801
04/22/26	U.S. Dollars	3,521,294	Australian Dollars	5,027,494	MSCS	53,530
06/17/26	U.S. Dollars	1,807,045	New Zealand Dollars	3,047,792	MSCS	50,776
06/17/26	U.S. Dollars	1,371,007	Swedish Kronor	12,519,514	MSCS	43,258
06/17/26	U.S. Dollars	1,142,461	Australian Dollars	1,614,424	MSCS	29,886
06/17/26	U.S. Dollars	2,489,617	Czech Republic Koruna	52,293,068	MSCS	24,741
06/17/26	U.S. Dollars	1,063,282	Swiss Francs	823,946	MSCS	23,904
04/30/26	U.S. Dollars	482,228	South African Rand	7,780,901	MSCS	23,489
05/22/26	U.S. Dollars	1,492,116	Euro	1,268,516	MSCS	22,260
06/17/26	U.S. Dollars	1,413,067	Indian Rupees	132,052,770	MSCS	22,080
06/17/26	U.S. Dollars	1,288,499	Polish Zloty	4,707,922	MSCS	20,632
06/17/26	Hungarian Forint	742,785,180	U.S. Dollars	2,204,145	MSCS	17,488
06/17/26	Euro	1,681,094	U.S. Dollars	1,934,133	MSCS	15,962
06/17/26	U.S. Dollars	1,617,719	Hungarian Forint	535,970,626	MSCS	14,658
06/17/26	U.S. Dollars	1,244,212	Singapore Dollars	1,572,196	MSCS	14,618
04/22/26	Australian Dollars	1,757,092	U.S. Dollars	1,198,056	MSCS	13,916
06/17/26	U.S. Dollars	1,860,893	South Korean Won	2,776,210,947	MSCS	11,182
06/17/26	U.S. Dollars	1,162,523	Mexican Pesos	20,826,794	MSCS	8,433
06/17/26	U.S. Dollars	618,369	British Pounds	461,109	MSCS	8,193
04/09/26	U.S. Dollars	287,332	Indian Rupees	26,427,359	MSCS	8,158
04/10/26	Colombian Pesos	794,144,000	U.S. Dollars	208,000	MSCS	7,549
04/23/26	U.S. Dollars	333,372	Singapore Dollars	419,392	MSCS	6,600
04/02/26	U.S. Dollars	343,814	Taiwan Dollars	10,788,186	MSCS	6,366
05/26/26	U.S. Dollars	353,762	Canadian Dollars	482,530	MSCS	6,033
06/17/26	U.S. Dollars	1,267,005	Euro	1,087,257	MSCS	5,770
06/17/26	U.S. Dollars	2,320,483	Chinese Offshore Yuan	15,857,379	MSCS	5,555
06/17/26	U.S. Dollars	518,580	Taiwan Dollars	16,524,533	MSCS	4,421
06/17/26	Brazilian Reals	2,125,801	U.S. Dollars	399,099	MSCS	4,174
06/18/26	U.S. Dollars	145,010	New Zealand Dollars	244,723	MSCS	3,985
04/23/26	U.S. Dollars	480,090	Indian Rupees	44,956,876	MSCS	3,723
06/17/26	U.S. Dollars	265,841	Israeli Shekels	823,710	MSCS	3,249
06/18/26	Euro	811,054	U.S. Dollars	937,762	MSCS	3,113
04/23/26	U.S. Dollars	263,221	South Korean Won	393,467,226	MSCS	2,582
04/14/26	U.S. Dollars	375,576	New Zealand Dollars	648,969	MSCS	2,464
06/12/26	Colombian Pesos	2,213,035,930	U.S. Dollars	590,303	MSCS	1,814
06/17/26	U.S. Dollars	146,991	Chilean Pesos	134,401,044	MSCS	1,793
04/02/26	Brazilian Reals	526,811	U.S. Dollars	100,147	MSCS	1,557
04/06/26	Colombian Pesos	1,327,291,824	U.S. Dollars	359,290	MSCS	1,385
06/17/26	British Pounds	283,186	U.S. Dollars	373,356	MSCS	1,379

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/26	U.S. Dollars	303,352	Turkish Lira	14,670,768	MSCS	$1,147
05/06/26	Indian Rupees	12,549,689	U.S. Dollars	132,000	MSCS	1,050
04/27/26	U.S. Dollars	150,226	Indian Rupees	14,075,275	MSCS	953
06/17/26	Colombian Pesos	1,072,563,934	U.S. Dollars	285,751	MSCS	932
06/17/26	Indian Rupees	17,706,342	U.S. Dollars	185,728	MSCS	783
06/17/26	U.S. Dollars	267,187	Japanese Yen	42,007,513	MSCS	742
06/18/26	U.S. Dollars	421,649	South African Rand	7,165,947	MSCS	723
06/18/26	U.S. Dollars	59,568	British Pounds	44,594	MSCS	557
06/18/26	U.S. Dollars	183,262	Japanese Yen	28,825,539	MSCS	412
05/04/26	Taiwan Dollars	9,773,193	U.S. Dollars	304,258	MSCS	345
06/17/26	Japanese Yen	28,036,933	U.S. Dollars	177,584	MSCS	249
06/17/26	Chinese Offshore Yuan	589,937	U.S. Dollars	85,932	MSCS	189
06/03/26	U.S. Dollars	6,453	Swedish Kronor	59,324	MSCS	166
06/17/26	U.S. Dollars	231,585	Norwegian Kroner	2,242,559	MSCS	141
05/22/26	Euro	518,201	U.S. Dollars	600,436	MSCS	15
Subtotal Appreciation						$824,595
06/17/26	U.S. Dollars	137	Hungarian Forint	46,132	MSCS	$(1)
04/10/26	U.S. Dollars	132,000	Euro	114,152	MSCS	(10)
05/22/26	U.S. Dollars	5,061	Euro	4,396	MSCS	(33)
06/18/26	U.S. Dollars	40,584	Japanese Yen	6,415,183	MSCS	(110)
05/14/26	U.S. Dollars	9,512	Hungarian Forint	3,240,967	MSCS	(203)
06/18/26	Mexican Pesos	3,125,009	U.S. Dollars	173,447	MSCS	(293)
06/17/26	U.S. Dollars	304,258	Taiwan Dollars	9,790,079	MSCS	(359)
06/18/26	Norwegian Kroner	4,453,875	U.S. Dollars	460,225	MSCS	(567)
06/17/26	U.S. Dollars	274,000	Japanese Yen	43,290,191	MSCS	(581)
06/17/26	U.S. Dollars	133,000	Norwegian Kroner	1,294,383	MSCS	(587)
06/17/26	Norwegian Kroner	1,125,303	U.S. Dollars	116,777	MSCS	(639)
06/18/26	Japanese Yen	25,018,000	U.S. Dollars	159,353	MSCS	(656)
06/17/26	Colombian Pesos	832,672,447	U.S. Dollars	223,321	MSCS	(758)
06/17/26	Japanese Yen	66,789,396	U.S. Dollars	424,455	MSCS	(823)
06/17/26	U.S. Dollars	782,277	Chinese Offshore Yuan	5,364,391	MSCS	(839)
04/02/26	U.S. Dollars	100,844	Brazilian Reals	527,407	MSCS	(975)
05/06/26	U.S. Dollars	311,955	Indian Rupees	29,526,953	MSCS	(1,085)
06/18/26	U.S. Dollars	374,017	Euro	323,374	MSCS	(1,118)
06/17/26	Euro	629,974	U.S. Dollars	732,000	MSCS	(1,221)
04/07/26	U.S. Dollars	222,831	Israeli Shekels	704,294	MSCS	(1,228)
06/18/26	Euro	400,617	U.S. Dollars	465,990	MSCS	(1,248)
06/18/26	U.S. Dollars	373,356	British Pounds	283,188	MSCS	(1,378)
05/05/26	U.S. Dollars	100,147	Brazilian Reals	530,112	MSCS	(1,475)
04/10/26	U.S. Dollars	359,290	Colombian Pesos	1,329,555,350	MSCS	(1,582)
06/17/26	Turkish Lira	20,242,924	U.S. Dollars	418,678	MSCS	(1,692)
06/17/26	U.S. Dollars	287,255	Colombian Pesos	1,081,241,957	MSCS	(1,748)
06/10/26	South Korean Won	275,887,247	U.S. Dollars	186,489	MSCS	(2,719)
06/17/26	Israeli Shekels	758,969	U.S. Dollars	244,860	MSCS	(2,907)
06/18/26	Swiss Francs	253,349	U.S. Dollars	322,726	MSCS	(3,101)
04/02/26	Taiwan Dollars	10,773,603	U.S. Dollars	340,265	MSCS	(3,274)
06/17/26	U.S. Dollars	337,957	Brazilian Reals	1,799,748	MSCS	(3,462)
06/17/26	British Pounds	277,531	U.S. Dollars	371,150	MSCS	(3,899)
04/09/26	Indian Rupees	26,438,817	U.S. Dollars	283,593	MSCS	(4,298)
06/17/26	Taiwan Dollars	16,142,867	U.S. Dollars	507,159	MSCS	(4,876)
05/04/26	U.S. Dollars	593,266	Colombian Pesos	2,220,250,990	MSCS	(5,400)
06/17/26	Chilean Pesos	122,924,543	U.S. Dollars	138,321	MSCS	(5,521)
06/17/26	Chinese Offshore Yuan	22,467,016	U.S. Dollars	3,286,353	MSCS	(6,523)
04/27/26	Norwegian Kroner	6,803,560	U.S. Dollars	710,248	MSCS	(7,692)
04/22/26	U.S. Dollars	711,324	Australian Dollars	1,043,242	MSCS	(8,263)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/26	Mexican Pesos	17,098,428	U.S. Dollars	956,507	MSCS	$(9,019)
04/14/26	New Zealand Dollars	926,528	U.S. Dollars	544,037	MSCS	(11,347)
06/18/26	U.S. Dollars	568,731	Hungarian Forint	194,052,846	MSCS	(11,635)
06/18/26	Canadian Dollars	1,292,954	U.S. Dollars	945,852	MSCS	(13,167)
04/06/26	U.S. Dollars	348,000	Colombian Pesos	1,332,144,000	MSCS	(13,993)
04/24/26	Mexican Pesos	6,749,353	U.S. Dollars	389,947	MSCS	(14,128)
06/17/26	Singapore Dollars	1,529,479	U.S. Dollars	1,210,586	MSCS	(14,401)
06/17/26	Polish Zloty	4,673,773	U.S. Dollars	1,274,648	MSCS	(15,978)
06/17/26	U.S. Dollars	2,408,442	Euro	2,091,225	MSCS	(17,412)
06/17/26	Swiss Francs	559,791	U.S. Dollars	725,975	MSCS	(19,820)
04/30/26	South African Rand	6,866,751	U.S. Dollars	425,573	MSCS	(20,729)
06/17/26	Australian Dollars	1,661,781	U.S. Dollars	1,166,300	MSCS	(21,088)
06/17/26	Indian Rupees	129,436,341	U.S. Dollars	1,384,927	MSCS	(21,500)
06/17/26	Czech Republic Koruna	44,841,825	U.S. Dollars	2,142,968	MSCS	(29,313)
06/17/26	New Zealand Dollars	2,704,856	U.S. Dollars	1,591,240	MSCS	(32,586)
05/22/26	Euro	1,994,766	U.S. Dollars	2,350,520	MSCS	(39,142)
06/17/26	Swedish Kronor	12,384,767	U.S. Dollars	1,353,526	MSCS	(40,068)
06/17/26	South Korean Won	3,747,147,024	U.S. Dollars	2,537,460	MSCS	(40,841)
06/17/26	South African Rand	31,908,519	U.S. Dollars	1,920,315	MSCS	(45,866)
06/17/26	Canadian Dollars	2,509,061	U.S. Dollars	1,856,677	MSCS	(46,821)
05/13/26	Japanese Yen	337,521,789	U.S. Dollars	2,182,842	MSCS	(47,790)
04/28/26	British Pounds	2,745,438	U.S. Dollars	3,696,042	MSCS	(62,316)
04/22/26	Australian Dollars	5,641,481	U.S. Dollars	3,953,691	MSCS	(62,422)
Subtotal Depreciation						$(734,526)
Total Forward Foreign Currency Contracts outstanding at March 31, 2026						$90,069
Swap Agreements outstanding at March 31, 2026:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
3.06% (Annually)	1-Day SOFR (Annually)	8/31/2027	USD	12,230,000	$71,638	$20,708	$50,930
1.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/15/2027	JPY	8,286,870,000	124,304	18,197	106,107
12.75% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/3/2028	BRL	4,066,717	16,422	2,754	13,668
3.18% (Annually)	1-Day SOFR (Annually)	3/15/2028	USD	34,250,000	238,815	14,300	224,515
2.25% (Annually)	6-Month EURIBOR (Semiannually)	6/17/2028	EUR	7,640,000	109,091	(4,273)	113,364
2.50% (Annually)	6-Month EURIBOR (Semiannually)	6/17/2028	EUR	3,600,000	31,431	947	30,484
3.00% (Annually)	1-Day SOFR (Annually)	6/17/2028	USD	27,240,000	310,487	205,193	105,294
3.25% (Annually)	1-Day SOFR (Annually)	6/17/2028	USD	5,610,000	37,082	18,683	18,399
4.00% (Annually)	1-Day SONIA (Annually)	6/17/2028	GBP	2,160,000	15,323	596	14,727
4.50% (Quarterly)	3-Month ASX BBSW (Quarterly)	6/17/2028	AUD	10,100,000	22,008	367	21,641
2.50% (Annually)	6-Month EURIBOR (Semiannually)	9/10/2028	EUR	150,324,591	619,166	(326,606)	945,772
1.25% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	9/16/2028	THB	9,060,000	1,488	320	1,168
12.00% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	9/16/2028	COP	6,217,790,000	5,700	(1,422)	7,122
3.50% (Quarterly)	3-Month KWCDC (Quarterly)	9/16/2028	KRW	19,677,620,000	75,564	(9,172)	84,736
3.75% (Annually)	6-Month WIBOR (Semiannually)	9/16/2028	PLN	20,390,000	81,050	78,984	2,066
6.00% (Semiannually)	1-Day MIBOR (Semiannually)	9/16/2028	INR	629,820,000	80,336	30,526	49,810
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.77% (Annually)	1/26/2030	JPY	270,330,000	(5,398)	(7,367)	1,969
3.30% (Annually)	1-Day SOFR (Annually)	8/31/2030	USD	26,370,000	295,742	161,262	134,480
1.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	6/17/2031	JPY	11,888,000,000	1,978,940	1,424,251	554,689
1.50% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	9/16/2031	THB	27,710,000	13,417	4,961	8,456

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
2.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	1/11/2033	JPY	905,185,009	$31,481	$(4,404)	$35,885
3.41% (Annually)	1-Day SOFR (Annually)	1/31/2033	USD	22,650,000	382,533	5,355	377,178
3-Month JIBAR (Quarterly)	10.50% (Quarterly)	12/18/2034	ZAR	111,210,000	317,784	26,087	291,697
7.94% (Quarterly)	3-Month JIBAR (Quarterly)	3/18/2036	ZAR	2,980,000	5,095	—	5,095
2.75% (Annually)	3-Month STIBOR (Quarterly)	6/17/2036	SEK	33,930,000	110,804	93,496	17,308
2.75% (Annually)	6-Month EURIBOR (Semiannually)	6/17/2036	EUR	16,370,000	554,998	138,361	416,637
3.75% (Annually)	1-Day SOFR (Annually)	6/17/2036	USD	1,710,000	16,114	(29,065)	45,179
4.25% (Annually)	1-Day SONIA (Annually)	6/17/2036	GBP	2,620,000	58,494	30,708	27,786
Swiss Average Overnight Rate (Annually)	0.50% (Annually)	6/17/2036	CHF	2,560,000	(21,430)	(39,842)	18,412
3.81% (Annually)	1-Day SOFR (Annually)	8/31/2036	USD	9,700,000	57,517	(43,750)	101,267
1-Day CLP-TNA (Semiannually)	5.25% (Semiannually)	9/16/2036	CLP	728,200,000	(5,002)	(5,036)	34
2.00% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	9/16/2036	THB	58,310,000	28,832	4,999	23,833
6.75% (Annually)	6-Month BUBOR (Semiannually)	9/16/2036	HUF	608,540,000	50,794	36,960	13,834
7.75% (Quarterly)	3-Month JIBAR (Quarterly)	9/16/2036	ZAR	45,520,000	136,612	54,822	81,790
3.00% (Annually)	6-Month EURIBOR (Semiannually)	6/17/2056	EUR	1,490,000	35,187	10,366	24,821
Subtotal Appreciation					$5,882,419	$1,912,266	$3,970,153
1-Day ESTR (Annually)	2.00% (Annually)	6/17/2028	EUR	500,000	$(6,905)	$(4,046)	$(2,859)
1-Day SONIA (Annually)	3.75% (Annually)	6/17/2028	GBP	23,320,000	(309,725)	(109,993)	(199,732)
2.75% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/17/2028	CAD	4,690,000	3,147	13,446	(10,299)
1-Day ESTR (Annually)	2.00% (Annually)	9/10/2028	EUR	150,324,591	(987,035)	(130,612)	(856,423)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	7.25% (Lunar)	9/14/2028	MXN	148,160,000	(109,006)	(37,614)	(71,392)
1-Day CLP-TNA (Semiannually)	4.75% (Semiannually)	9/16/2028	CLP	3,630,300,000	(20,964)	(285)	(20,679)
3-Month JIBAR (Quarterly)	6.75% (Quarterly)	9/16/2028	ZAR	122,130,000	(98,929)	(39,663)	(59,266)
6-Month BUBOR (Semiannually)	6.25% (Annually)	9/16/2028	HUF	1,080,430,000	(61,526)	(51,744)	(9,782)
6-Month PRIBOR (Semiannually)	4.00% (Annually)	9/16/2028	CZK	204,860,000	(72,526)	(27,765)	(44,761)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.25% (Upon termination)	1/2/2029	BRL	41,935,580	(225,894)	(62,246)	(163,648)
1-Day SONIA (Annually)	0.31% (Annually)	6/17/2030	GBP	10,000	(2,334)	307	(2,641)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.75% (Upon termination)	1/2/2031	BRL	5,200,861	(46,470)	(10,799)	(35,671)
1-Day SONIA (Annually)	4.00% (Annually)	6/17/2031	GBP	9,840,000	(131,146)	116,864	(248,010)
3-Month New Zealand BBR FRA (Quarterly)	3.75% (Semiannually)	6/17/2031	NZD	25,610,000	(222,434)	(29,124)	(193,310)
6-Month ASX BBSW (Semiannually)	4.75% (Semiannually)	6/17/2031	AUD	21,100,000	(97,371)	(15,650)	(81,721)
6-Month EURIBOR (Semiannually)	2.50% (Annually)	6/17/2031	EUR	20,650,000	(457,245)	33,184	(490,429)
1-Day SOFR (Annually)	3.38% (Annually)	8/31/2031	USD	17,230,000	(190,176)	(28,998)	(161,178)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	7.75% (Lunar)	9/11/2031	MXN	75,890,000	(102,630)	(36,498)	(66,132)
3-Month JIBAR (Quarterly)	7.00% (Quarterly)	9/16/2031	ZAR	29,930,000	(60,270)	(28,655)	(31,615)
3-Month New Zealand BBR FRA (Quarterly)	4.00% (Semiannually)	6/17/2036	NZD	6,410,000	(125,220)	(55,971)	(69,249)
6-Month ASX BBSW (Semiannually)	5.00% (Semiannually)	6/17/2036	AUD	6,990,000	(25,390)	59,389	(84,779)
6-Month NIBOR (Semiannually)	4.25% (Annually)	6/17/2036	NOK	8,700,000	(12,716)	(9,784)	(2,932)
Bank Of Canada Overnight Repo Rate (Semiannually)	3.25% (Semiannually)	6/17/2036	CAD	2,550,000	1,419	39,236	(37,817)
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.50% (Annually)	6/17/2036	JPY	464,000,000	(183,832)	(174,772)	(9,060)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	8.00% (Lunar)	9/4/2036	MXN	37,650,000	(89,347)	(48,707)	(40,640)
11.25% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	9/16/2036	COP	6,216,680,000	(18,025)	(9,940)	(8,085)
6-Month PRIBOR (Semiannually)	4.25% (Annually)	9/16/2036	CZK	29,080,000	(37,628)	(29,133)	(8,495)
6-Month WIBOR (Semiannually)	4.50% (Annually)	9/16/2036	PLN	3,740,000	(33,767)	(22,765)	(11,002)
1-Day SONIA (Annually)	0.40% (Annually)	6/17/2040	GBP	10,000	(6,182)	512	(6,694)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.16% (Annually)	8/2/2044	JPY	1,463,194,700	(501,746)	(464,523)	(37,223)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.50% (Annually)	6/17/2056	JPY	218,500,000	$(153,758)	$(97,597)	$(56,161)
Subtotal Depreciation					$(4,385,631)	$(1,263,946)	$(3,121,685)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2026					$1,496,788	$648,320	$848,468
Total Return Basket Swap Agreements outstanding at March 31, 2026:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the USFFE or OBFR01 plus or minus a specified spread (-7.50% to 0.15%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	14-69 months maturity ranging from 05/13/2027 - 03/21/2031	GSC	$120,231,237	$473,715	$—	$473,715

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Verisign, Inc.	4,067	$1,010,080	$22,306	4.71%
Booking Holdings, Inc.	207	871,536	(47,419)	(10.01)
Microsoft Corporation	(2,261)	836,954	88,494	18.68
Centene Corporation	24,994	818,304	(226,696)	(47.86)
Adobe, Inc.	3,173	771,293	(111,933)	(23.63)
TechnipFMC PLC	11,097	767,135	62,130	13.12
Mckesson Corporation	885	765,844	(69,085)	(14.58)
Nutanix, Inc. Class A	19,574	744,008	(34,978)	(7.38)
Alphabet, Inc. Class A	(2,557)	735,291	49,084	10.36
Palo Alto Networks, Inc.	4,357	698,514	(22,417)	(4.73)
Ge Vernova, Inc.	752	656,421	31,182	6.58
Home Depot, Inc.	(1,910)	628,180	44,005	9.29
Bristol-Myers Squibb Co.	10,300	624,695	(1,174)	(0.25)
Choice Hotels International, Inc.	(5,959)	616,757	(30,937)	(6.53)
Natera, Inc.	3,054	610,769	(17,358)	(3.66)
Lockheed Martin Corporation	1,002	605,599	(57,894)	(12.22)
Snowflake, Inc.	3,917	590,762	(119,230)	(25.17)
PG&E Corporation	33,534	589,192	(17,452)	(3.68)
Oracle Corporation	(3,955)	581,820	18,785	3.97
Synopsys, Inc.	(1,467)	581,636	61,034	12.88
Airbnb, Inc. Class A	4,504	568,765	(36,240)	(7.65)
Fortinet, Inc.	6,835	558,556	(14,348)	(3.03)
Occidental Petroleum Corporation	8,392	545,480	84,913	17.92
Southwest Gas Holdings, Inc.	6,153	534,696	(6,177)	(1.30)
Servicenow, Inc.	5,087	531,846	(89,783)	(18.95)
Acadia Healthcare Co., Inc.	(21,720)	508,031	29,732	6.28
Manhattan Associates, Inc.	3,784	503,726	(65,735)	(13.88)
Avis Budget Group, Inc.	(3,421)	498,953	(170,312)	(35.95)
Comfort Systems U.S.A., Inc.	355	489,541	1,511	0.32
LPL Financial Holdings, Inc.	(1,613)	485,239	19,821	4.18
Cloudflare, Inc. Class A	2,323	479,328	10,255	2.16

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Cisco Systems, Inc.	(6,115)	$474,463	$(7,517)	(1.59)%
Datadog, Inc. Class A	3,973	469,013	(41,039)	(8.66)
NVIDIA Corporation	(2,608)	454,835	13,875	2.93
Hershey Co. (The)	(2,164)	449,874	30,033	6.34
DICK'S Sporting Goods, Inc.	(2,202)	436,635	(7,162)	(1.51)
Medpace Holdings, Inc.	904	434,092	668	0.14
Robinhood Markets, Inc. Class A	(6,245)	432,779	54,413	11.49
General Dynamics Corporation	1,259	432,114	(24,626)	(5.20)
CME Group, Inc.	1,449	427,962	(23,605)	(4.98)
Viking Holdings, Ltd.	5,823	427,873	9,856	2.08
Cardinal Health, Inc.	2,005	423,677	(22,980)	(4.85)
Amazon.com, Inc.	(2,034)	423,621	8,396	1.77
Watts Water Technologies Class A	1,425	413,663	(26,484)	(5.59)
Oneok, Inc.	(4,573)	413,353	(19,481)	(4.11)
Enphase Energy, Inc.	(10,804)	408,499	34,492	7.28
Amcor PLC	(10,214)	406,007	20,261	4.28
MSCI, Inc.	753	405,875	(20,066)	(4.24)
Gitlab, Inc. Class A	18,643	403,435	(44,365)	(9.37)
Wendy's Co. (The)	(57,655)	400,702	11,317	2.39
Other	(816,710)	92,283,814	1,143,645	241.41
		$120,231,237	$473,715	100.00%
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2025, see Schedule of Investments in the Fund’s Annual Financial Statements.

See the Notes to Financial Statements in the December 31, 2025 GuideStone Funds’ Annual Financial Statements to shareholders for more information. The Notes also contain Derivative Holdings Categorized by Risk Exposure by Fund as of December 31, 2025, the average balance of derivative holdings by Fund during the period ended December 31, 2025, and the market values of loaned securities and collateral received for each of the Select Funds.